Quarterly Report
June 30, 2023
SPDR® Index Shares Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 1.4%
Flutter Entertainment PLC (a)	6,506	$1,307,815
Glencore PLC	377,116	2,131,141
Rio Tinto PLC	39,589	2,509,277
		5,948,233
AUSTRIA — 0.6%
Addiko Bank AG (a)	439	5,843
Agrana Beteiligungs AG	442	8,367
AMAG Austria Metall AG (b)	118	4,235
ams-OSRAM AG (a)	9,999	71,999
ANDRITZ AG	2,683	149,431
AT&S Austria Technologie & Systemtechnik AG	911	32,719
BAWAG Group AG (a)(b)	3,026	139,384
CA Immobilien Anlagen AG	1,705	49,387
DO & Co. AG (a)	233	31,826
Erste Group Bank AG	12,129	424,639
EVN AG	1,485	32,889
FACC AG (a)	652	4,339
Flughafen Wien AG	188	9,835
IMMOFINANZ AG (a)	1,136	21,069
Kontron AG	1,396	27,582
Lenzing AG (a)	463	22,655
Mayr Melnhof Karton AG	325	47,584
Mondi PLC	16,657	253,911
Oesterreichische Post AG	1,154	41,170
OMV AG	5,290	224,161
Palfinger AG	463	14,093
PIERER Mobility AG	329	28,095
Porr Ag	894	12,641
Raiffeisen Bank International AG (a)	4,959	78,557
Rosenbauer International AG (a)	110	3,648
S IMMO AG (a)	252	3,354
Schoeller-Bleckmann Oilfield Equipment AG	366	21,203
Semperit AG Holding	367	8,368
Strabag SE	610	24,790
Telekom Austria AG (a)	5,038	37,266
UBM Development AG	110	3,144
UNIQA Insurance Group AG	4,272	34,257
Verbund AG	2,461	197,210
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,380	36,059
voestalpine AG	4,170	149,678
Wienerberger AG	3,882	118,757
Zumtobel Group AG	1,021	8,232
		2,382,377
BELGIUM — 1.5%
Ackermans & van Haaren NV	835	137,377
Aedifica SA REIT	1,459	93,437
Ageas SA	6,617	267,903
AGFA-Gevaert NV (a)	4,173	10,244
Anheuser-Busch InBev SA	33,022	1,867,280
Security Description	Shares	Value
Ascencio REIT	197	$9,457
Atenor	119	3,401
Azelis Group NV	3,302	75,220
Banque Nationale de Belgique	4	2,583
Barco NV	2,604	64,888
Bekaert SA	1,311	59,357
Biocartis Group NV (a)(b)(c)	2,362	935
bpost SA (c)	3,596	15,787
Care Property Invest NV REIT (c)	1,776	23,910
Cie d'Entreprises CFE	238	2,402
Cie du Bois Sauvage SA	34	11,685
Cofinimmo SA REIT (c)	1,203	90,298
Deceuninck NV	2,608	6,487
Deme Group NV (a)	230	31,366
D'ieteren Group	831	146,782
Econocom Group SA	3,283	9,510
Elia Group SA	1,263	160,254
Etablissements Franz Colruyt NV	1,583	58,979
Euronav NV	3,710	56,262
EVS Broadcast Equipment SA	427	9,969
Exmar NV	1,218	14,219
Fagron	2,606	43,841
Financiere de Tubize SA	792	61,349
Floridienne SA	8	6,721
Fluxys Belgium SA	223	6,593
Galapagos NV (a)	1,588	64,744
Gimv NV	692	32,955
Greenyard NV (a)	650	4,652
Groupe Bruxelles Lambert NV	3,384	266,411
Home Invest Belgium SA REIT	252	4,426
Hyloris Pharmaceuticals SA (a)	357	4,265
Immobel SA	133	5,050
Intervest Offices & Warehouses NV REIT	869	13,121
Ion Beam Applications	805	13,420
KBC Ancora	1,359	62,094
KBC Group NV	9,049	631,048
Kinepolis Group NV	548	24,662
Lotus Bakeries NV	15	118,974
Melexis NV	772	75,718
Mithra Pharmaceuticals SA (a)(c)	884	1,919
Montea NV REIT	583	44,905
Nextensa SA REIT (c)	110	5,304
Nyxoah SA (a)	426	3,253
Ontex Group NV (a)	2,391	17,947
Orange Belgium SA (a)	455	6,870
Proximus SADP	5,753	42,831
Recticel SA	1,472	17,505
Retail Estates NV REIT	452	29,243
Shurgard Self Storage Ltd. REIT	911	41,575
Sipef NV	223	13,795
Sofina SA (c)	588	121,694
Solvay SA	2,696	300,899
Telenet Group Holding NV	1,587	35,702

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Tessenderlo Group SA (c)	770	$25,202
TINC Comm VA	810	10,604
UCB SA	4,606	408,042
Umicore SA	7,221	201,601
Unifiedpost Group SA (a)	911	3,474
Van de Velde NV	213	7,669
VGP NV (c)	525	51,263
Warehouses De Pauw CVA REIT	6,133	168,081
Wereldhave Belgium Comm VA REIT	101	5,113
X-Fab Silicon Foundries SE (a)(b)	1,853	20,054
Xior Student Housing NV REIT	887	26,370
		6,280,951
BERMUDA — 0.0% (d)
Conduit Holdings Ltd.	5,862	34,357
Northern Ocean Ltd. (a)	4,056	4,535
		38,892
BRAZIL — 0.1%
Yara International ASA	6,026	213,174
CANADA — 0.0% (d)
International Petroleum Corp. (a)	3,802	31,116
CHILE — 0.1%
Antofagasta PLC	14,369	266,896
CHINA — 0.4%
Prosus NV (a)	25,771	1,886,876
TI Fluid Systems PLC (b)	13,884	24,112
		1,910,988
CYPRUS — 0.0% (d)
ASBISc Enterprises PLC	1,376	9,266
DENMARK — 4.5%
ALK-Abello AS (a)	4,848	52,885
Alm Brand AS	32,297	50,541
Ambu AS Class B (a)	6,547	107,105
AP Moller - Maersk AS Class A	110	191,477
AP Moller - Maersk AS Class B	171	300,040
Asetek AS (a)	1,946	1,428
Atlantic Sapphire ASA (a)	6,432	3,932
Bang & Olufsen AS (a)	3,261	5,046
Bavarian Nordic AS (a)	2,855	81,155
Better Collective AS (a)	1,217	25,126
Carlsberg AS Class B	3,559	568,670
cBrain AS	322	7,322
Cementir Holding NV	1,681	13,608
Chemometec AS (a)	638	43,563
Chr Hansen Holding AS	3,821	265,152
Coloplast AS Class B	4,498	562,312
D/S Norden AS	842	41,996
Danske Bank AS (a)	25,096	610,407
Demant AS (a)	3,141	132,776
Dfds AS	1,249	45,459
DSV AS	6,646	1,395,447
FLSmidth & Co. AS	1,921	92,942
Security Description	Shares	Value
Genmab AS (a)	2,434	$920,126
GN Store Nord AS (a)	4,518	112,671
H Lundbeck AS	10,502	49,918
H+H International AS Class B (a)	589	7,051
ISS AS	5,840	123,434
Jeudan AS	329	12,389
Jyske Bank AS (a)	1,759	133,610
Matas AS	1,335	19,678
Napatech AS (a)	1,143	1,067
Netcompany Group AS (a)(b)	1,737	71,874
Nilfisk Holding AS (a)	367	6,754
NKT AS (a)	2,032	123,203
Novo Nordisk AS Class B	59,733	9,622,257
Novozymes AS Class B	7,698	358,571
NTG Nordic Transport Group AS Class A (a)	584	36,923
Orsted AS (b)	6,951	656,718
Pandora AS	3,273	292,155
Per Aarsleff Holding AS	685	33,674
Ringkjoebing Landbobank AS	1,008	144,372
ROCKWOOL AS Class A	216	55,576
ROCKWOOL AS Class B	322	83,179
Royal Unibrew AS	1,601	143,096
Scandinavian Tobacco Group AS Class A (b)	1,930	32,097
Schouw & Co. AS	459	36,250
SimCorp AS	1,525	161,553
Solar AS Class B	202	14,947
SP Group AS	323	12,447
Spar Nord Bank AS	2,661	41,602
Sparekassen Sjaelland-Fyn AS	652	17,903
Sydbank AS	1,959	90,475
Topdanmark AS	1,783	87,571
Trifork Holding AG (a)(c)	468	9,477
Tryg AS	12,542	271,336
UIE PLC	535	14,189
Vestas Wind Systems AS (a)	37,234	989,982
Zealand Pharma AS (a)	1,713	61,393
		19,447,907
EGYPT — 0.0% (d)
Centamin PLC	42,310	49,030
Energean PLC	5,069	65,992
		115,022
FAEROE ISLANDS — 0.0% (d)
Bakkafrost P	1,898	113,736
FINLAND — 1.9%
Afarak Group SE (a)	5,629	2,883
Aktia Bank Oyj	2,341	23,752
Alandsbanken Abp Class A (c)	97	3,609
Alandsbanken Abp Class B	241	8,966
Alisa Bank PLC (a)	217	4,593
Alma Media Oyj	1,231	12,383
Anora Group Oyj	1,591	8,540
Aspo Oyj	930	7,082
Atria Oyj	335	3,881

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Bittium Oyj	1,323	$6,077
CapMan Oyj Class B	5,624	15,984
Cargotec Oyj Class B	1,456	79,981
Caverion Oyj	3,648	33,949
Citycon Oyj (a)(c)	2,787	17,696
Digia Oyj	536	3,485
Elisa Oyj	5,576	297,722
Enento Group Oyj (a)(b)	778	17,867
eQ Oyj	669	12,481
Etteplan Oyj	367	6,747
Evli Oyj Class B	193	4,085
Finnair Oyj (a)	22,746	14,033
Fiskars OYJ Abp	1,813	30,619
Fortum Oyj	16,558	221,565
F-Secure Oyj	4,138	10,541
Gofore Oyj	310	8,455
Harvia Oyj	589	14,844
HKScan Oyj Class A (a)	2,023	1,691
Huhtamaki Oyj (c)	3,675	120,523
Incap Oyj (a)	648	7,126
Kamux Corp. (c)	992	5,877
Kemira Oyj	3,838	61,092
Kesko Oyj Class A	3,568	67,811
Kesko Oyj Class B	10,218	192,300
Kojamo Oyj	6,624	62,295
Kone Oyj Class B	14,819	773,293
Konecranes Oyj	2,379	95,644
Lassila & Tikanoja Oyj	1,342	14,597
Marimekko Oyj	1,468	14,558
Metsa Board Oyj Class B (c)	6,335	46,722
Metso Oyj	23,780	286,551
Musti Group Oyj (a)	1,220	23,812
Neste Oyj	15,969	614,306
Nokia Oyj	196,061	820,423
Nokian Renkaat Oyj	4,520	39,362
Nordea Bank Abp (e)	94,715	1,028,586
Nordea Bank Abp (e)	37,976	412,910
Olvi Oyj Class A	578	18,287
Oma Saastopankki Oyj	325	6,879
Optomed Oy (a)	439	1,504
Oriola Oyj Class B	4,138	5,806
Orion Oyj Class A	1,031	43,643
Orion Oyj Class B	3,974	164,841
Orthex Oyj	335	1,699
Outokumpu Oyj	14,637	78,280
Pihlajalinna Oyj (a)	661	6,772
Ponsse Oyj	366	12,778
Puuilo Oyj	2,531	19,992
QT Group Oyj (a)	771	64,315
Raisio Oyj Class V	4,603	10,270
Rapala VMC Oyj	778	3,073
Relais Group Oyj	357	5,239
Remedy Entertainment Oyj (c)	352	9,486
Revenio Group Oyj	817	28,274
Rovio Entertainment Oyj (b)	2,429	24,195
Sampo Oyj Class A	17,609	789,974
Security Description	Shares	Value
Sanoma Oyj	3,015	$21,841
Scanfil Oyj	808	8,903
Sitowise Group PLC	1,040	4,539
Stockmann OYJ Abp Class B (a)	4,525	10,120
Stora Enso Oyj Class A	993	12,513
Stora Enso Oyj Class R	22,800	264,295
Suominen Oyj	1,103	3,490
Taaleri Oyj	589	6,002
Talenom Oyj	1,003	7,955
Tecnotree Oyj (a)(c)	5,720	2,899
Terveystalo Oyj (b)	3,508	31,613
TietoEVRY Oyj	3,511	96,835
Tokmanni Group Corp.	1,789	23,344
UPM-Kymmene Oyj	19,876	591,342
Uponor Oyj	1,436	44,870
Vaisala Oyj Class A	998	45,894
Valmet Oyj (c)	5,703	158,536
Verkkokauppa.com Oyj (c)	888	2,509
Viking Line Abp	350	6,434
Wartsila OYJ Abp	18,250	205,379
WithSecure Oyj (a)	3,612	4,615
YIT Oyj (c)	6,297	14,674
		8,425,208
FRANCE — 15.3%
AB Science SA (a)(c)	770	3,520
Accor SA	6,847	254,132
Adevinta ASA (a)	10,291	67,623
Aeroports de Paris	831	119,221
Air France-KLM (a)	52,318	98,347
Air Liquide SA	19,317	3,460,491
Airbus SE	21,637	3,124,487
ALD SA (b)	5,009	53,583
Alstom SA	10,880	324,291
Altarea SCA REIT	202	22,391
Alten SA (a)	1,101	173,332
Amundi SA (b)	2,373	139,932
Antin Infrastructure Partners SA	1,036	16,819
ARGAN SA REIT	348	25,817
Arkema SA	2,207	207,796
Atos SE (a)	3,951	56,382
Aubay	335	17,397
AXA SA	71,266	2,101,227
Believe SA (a)	760	9,436
Beneteau SA	1,258	21,246
BioMerieux	1,794	188,131
BNP Paribas SA	43,200	2,720,414
Bollore SE	29,731	185,213
Bonduelle SCA	466	5,643
Bouygues SA	10,052	337,337
Bureau Veritas SA	10,819	296,505
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	558	10,840
Caisse Regionale de Credit Agricole Mutuel Nord de France	560	8,016
Capgemini SE	6,400	1,211,796

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Carmila SA REIT (a)	1,998	$31,041
Carrefour SA	21,269	402,714
Casino Guichard Perrachon SA (a)(c)	1,435	6,372
CGG SA (a)	25,989	19,717
Chargeurs SA	616	7,446
Christian Dior SE	170	150,787
Cie de L'Odet SE	18	30,517
Cie de Saint-Gobain	19,018	1,156,322
Cie des Alpes	1,155	17,440
Cie Generale des Etablissements Michelin SCA	26,322	777,090
Cie Plastic Omnium SA	2,255	39,585
Clariane SE	2,616	19,008
Coface SA	3,957	54,482
Covivio SA REIT	1,825	85,975
Credit Agricole SA (c)	47,860	567,684
Danone SA	23,644	1,448,166
Dassault Aviation SA	817	163,473
Dassault Systemes SE	26,564	1,177,367
DBV Technologies SA (a)(c)	2,802	10,333
Derichebourg SA	3,245	18,020
Edenred	9,197	615,481
Eiffage SA	3,637	379,258
Elior Group SA (a)(b)	3,702	10,590
Elis SA	6,940	134,773
Engie SA	68,561	1,139,056
Equasens	197	18,204
Eramet SA	365	33,311
ESI Group (a)	204	32,939
EssilorLuxottica SA	11,176	2,104,515
Eurazeo SE	1,797	126,356
Euroapi SA (a)	1,943	22,247
Eutelsat Communications SA (c)	4,509	29,393
Exclusive Networks SA	908	19,317
Fnac Darty SA	454	16,989
Forvia (a)(e)	5,655	133,078
Forvia (a)(e)	681	16,152
Gaztransport Et Technigaz SA	1,194	121,473
Gecina SA REIT	1,766	187,950
Getlink SE	12,145	206,438
Hermes International	1,297	2,815,905
ICADE REIT	1,119	46,611
ID Logistics Group (a)	97	28,573
Imerys SA	1,228	47,829
Interparfums SA	713	50,796
Ipsen SA	1,381	166,035
IPSOS	1,456	80,934
JCDecaux SE (a)	2,270	45,222
Kaufman & Broad SA	474	14,014
Kering SA	2,653	1,463,421
Klepierre SA REIT	6,996	173,414
La Francaise des Jeux SAEM (b)	4,234	166,479
Lagardere SA	593	13,877
Lectra	1,119	33,329
Legrand SA	9,836	974,382
Security Description	Shares	Value
LISI	609	$17,474
L'Oreal SA	8,951	4,170,864
LVMH Moet Hennessy Louis Vuitton SE	9,577	9,017,064
Maisons du Monde SA (a)(b)	774	7,786
Manitou BF SA (c)	363	9,703
McPhy Energy SA (a)(c)	779	7,122
Mercialys SA REIT	3,144	28,350
Mersen SA	740	33,505
Metropole Television SA	1,875	26,552
Neoen SA (b)(c)	2,868	90,741
Neurones	318	13,843
Nexans SA	1,021	88,389
Nexity SA	1,489	30,053
Orange SA	75,553	882,148
Orpea SA (a)(c)	1,818	3,748
OVH Groupe SAS (a)(c)	1,128	11,642
Pernod Ricard SA	7,487	1,653,268
PEUGEOT INVEST	196	21,854
Publicis Groupe SA	8,845	709,268
Quadient SA	1,237	25,453
Remy Cointreau SA	798	127,937
Renault SA	7,658	322,331
Rexel SA	8,049	198,549
Robertet SA (c)	29	26,387
Rothschild & Co.	1,133	57,541
Rubis SCA	3,699	89,752
Safran SA	13,989	2,189,487
Sartorius Stedim Biotech	911	227,305
SCOR SE	5,340	156,660
SEB SA	1,154	119,166
SES-imagotag SA (a)(c)	196	20,101
Societe BIC SA	893	51,149
Societe Generale SA	29,788	773,469
Societe LDC SA	115	14,554
Societe pour l'Informatique Industrielle	331	19,464
Sodexo SA	3,107	341,855
SOITEC (a)	964	162,965
Solutions 30 SE (a)(c)	2,689	8,179
Sopra Steria Group SACA	598	119,262
SPIE SA	5,528	178,519
Stef SA	209	24,808
Sword Group	252	11,272
Technip Energies NV	5,338	122,940
Teleperformance	2,054	343,868
Television Francaise 1	3,734	25,645
Thales SA	3,791	567,457
Thermador Groupe	297	26,700
Tikehau Capital SCA (c)	1,581	39,068
TotalEnergies SE	91,874	5,267,326
Trigano SA	316	45,266
Ubisoft Entertainment SA (a)	3,426	96,733
Unibail-Rodamco-Westfield REIT (a)(e)	3,805	199,883
Valeo SA	8,181	175,207

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Vallourec SA (a)	5,953	$70,305
Valneva SE (a)	3,028	22,055
Vantiva SA (a)	8,080	1,869
Veolia Environnement SA	24,704	780,263
Verallia SA (b)	2,984	111,926
Vetoquinol SA	122	12,166
Vicat SA	663	21,049
Vilmorin & Cie SA	202	13,796
Vinci SA	21,782	2,528,032
Virbac SA	160	47,218
Vivendi SE	25,878	237,326
Voltalia SA (a)(c)	1,466	23,319
Waga Energy SA (a)	327	10,275
Wavestone	324	17,710
Wendel SE	990	101,528
Worldline SA (a)(b)	8,673	316,985
		66,228,699
GABON — 0.0% (d)
BW Energy Ltd. (a)	4,220	10,163
GEORGIA — 0.0% (d)
Bank of Georgia Group PLC	1,349	50,165
TBC Bank Group PLC	1,869	58,691
		108,856
GERMANY — 12.3%
1&1 AG	1,339	14,725
7C Solarparken AG	2,578	10,477
Aareal Bank AG (a)	140	5,147
About You Holding SE (a)	1,323	6,905
Adesso SE	104	14,047
adidas AG	6,131	1,189,157
ADLER Group SA (a)(b)	3,159	1,904
Adtran Networks SE (a)	683	14,739
AIXTRON SE	4,150	140,765
Allianz SE	14,878	3,460,642
Amadeus Fire AG	202	24,639
Aroundtown SA (a)	35,013	40,377
Atoss Software AG	157	35,542
Aurubis AG	1,139	97,598
Auto1 Group SE (a)(b)	3,804	35,276
BASF SE	32,966	1,599,404
Basler AG	478	8,918
Bayer AG	36,235	2,003,107
Bayerische Motoren Werke AG	11,817	1,450,647
Bayerische Motoren Werke AG Preference Shares	2,220	252,375
BayWa AG	452	18,616
Bechtle AG	3,074	121,808
Beiersdorf AG	3,604	476,751
Bike24 Holding AG (a)	903	3,059
Bilfinger SE	805	31,283
Biotest AG Preference Shares (f)	352	12,135
Borussia Dortmund GmbH & Co. KGaA (a)	2,607	12,415
Brenntag SE	5,395	420,257
CANCOM SE	1,250	37,830
Security Description	Shares	Value
Carl Zeiss Meditec AG	1,375	$148,572
CECONOMY AG (a)	6,174	15,492
Cewe Stiftung & Co. KGAA	202	20,099
Commerzbank AG	38,922	431,009
CompuGroup Medical SE & Co. KgaA	1,047	51,494
Continental AG	4,023	303,286
Covestro AG (a)(b)	7,193	373,387
CropEnergies AG	772	8,439
CTS Eventim AG & Co. KGaA	2,200	138,852
Daimler Truck Holding AG	19,257	693,310
Dermapharm Holding SE	685	33,854
Deutsche Bank AG	75,203	789,123
Deutsche Beteiligungs AG	439	13,842
Deutsche Boerse AG	7,006	1,292,524
Deutsche EuroShop AG	541	12,336
Deutsche Lufthansa AG (a)	22,237	227,540
Deutsche Pfandbriefbank AG (b)	4,942	36,125
Deutsche Post AG	36,333	1,773,067
Deutsche Telekom AG	127,909	2,787,626
Deutsche Wohnen SE	1,887	43,480
Deutz AG	4,412	25,921
DIC Asset AG	1,342	7,452
DMG Mori AG	330	15,265
Draegerwerk AG & Co. KGaA Preference Shares	312	14,824
Duerr AG	1,801	58,239
DWS Group GmbH & Co. KGaA (b)	1,131	34,599
E.ON SE	74,840	953,677
Eckert & Ziegler Strahlen- und Medizintechnik AG	538	21,354
Elmos Semiconductor SE	254	20,839
ElringKlinger AG	1,011	9,100
EnBW Energie Baden-Wuerttemberg AG	670	61,548
Encavis AG (a)	4,414	72,356
Energiekontor AG	251	19,196
Evonik Industries AG	7,737	147,128
Evotec SE (a)	5,641	126,841
Fielmann AG	888	47,278
flatexDEGIRO AG (a)	3,067	30,396
Fraport AG Frankfurt Airport Services Worldwide (a)	1,355	72,230
Freenet AG	4,492	112,620
Fresenius Medical Care AG & Co. KGaA	7,391	352,943
Fresenius SE & Co. KGaA	15,515	429,435
FUCHS PETROLUB SE	1,154	36,952
FUCHS PETROLUB SE Preference Shares	2,567	101,438
GEA Group AG	5,716	238,907
Gerresheimer AG	1,043	117,319
GFT Technologies SE	560	15,763
Grand City Properties SA	2,831	22,223
GRENKE AG	1,021	29,741
Hamborner REIT AG	2,613	18,216

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Hamburger Hafen und Logistik AG	781	$9,680
Hannover Rueck SE	2,211	468,811
Hapag-Lloyd AG (b)	246	49,893
Heidelberg Materials AG	5,327	437,044
Heidelberger Druckmaschinen AG (a)	8,664	13,526
Hella GmbH & Co. KGaA	770	60,569
HelloFresh SE (a)	5,993	147,767
Henkel AG & Co. KGaA	3,697	260,156
Henkel AG & Co. KGaA Preference Shares	5,998	479,400
Hensoldt AG	1,995	65,470
HOCHTIEF AG	920	79,495
Hornbach Holding AG & Co. KGaA	310	24,436
HUGO BOSS AG	2,243	175,067
Hypoport SE (a)	193	35,227
Indus Holding AG	673	18,943
Infineon Technologies AG	48,166	1,985,569
Instone Real Estate Group SE (b)	1,783	10,679
Jenoptik AG	1,889	64,795
JOST Werke SE (b)	454	24,568
Jungheinrich AG Preference Shares	1,773	64,878
K&S AG	7,146	124,390
KION Group AG	2,704	108,739
Kloeckner & Co. SE	2,714	26,412
Knorr-Bremse AG	2,471	188,656
Koenig & Bauer AG (a)	461	9,556
Krones AG	512	62,060
KWS Saat SE & Co. KGaA	353	21,682
LANXESS AG	3,092	93,105
LEG Immobilien SE (a)	2,788	160,116
Leoni AG (a)	916	249
LPKF Laser & Electronics SE (a)	808	7,383
Medios AG (a)	591	10,059
Mercedes-Benz Group AG	29,388	2,362,031
Merck KGaA	4,764	787,685
METRO AG (a)	5,060	41,072
Mister Spex SE (a)	697	2,407
MLP SE	1,685	10,479
Montana Aerospace AG (a)(b)	1,037	16,738
MorphoSys AG (a)	1,379	40,967
MTU Aero Engines AG	2,003	518,784
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,033	1,886,709
Nagarro SE (a)(c)	313	27,233
Nemetschek SE	2,313	173,212
New Work SE	105	14,159
Nexus AG	535	32,978
Nordex SE (a)	5,293	64,243
Norma Group SE	1,154	21,303
PATRIZIA SE	1,661	19,752
Pfeiffer Vacuum Technology AG	126	20,482
Security Description	Shares	Value
PNE AG	1,493	$23,065
Porsche Automobil Holding SE Preference Shares (a)	5,636	339,172
ProSiebenSat.1 Media SE (a)	5,421	50,520
Puma SE	3,782	227,434
PVA TePla AG (a)	652	13,530
Rational AG	187	135,263
Rheinmetall AG	1,627	445,184
RWE AG	24,932	1,084,497
SAF-Holland SE	1,552	21,673
Salzgitter AG	798	28,852
SAP SE	40,025	5,464,524
Sartorius AG (e)	69	19,422
Sartorius AG Preference Shares (e)	905	313,090
Schaeffler AG Preference Shares	6,081	37,451
Scout24 SE (b)	2,754	174,508
Secunet Security Networks AG	73	17,322
SFC Energy AG (a)	664	16,481
SGL Carbon SE (a)	1,908	17,517
Siemens AG	27,631	4,598,384
Siemens Energy AG (a)	20,049	353,913
Siemens Healthineers AG (b)	10,368	586,614
Siltronic AG	648	49,488
Sixt SE	457	54,695
Sixt SE Preference Shares	587	45,854
SMA Solar Technology AG (a)	682	83,261
Software AG	1,967	68,371
Softwareone Holding AG (a)	4,251	84,245
Stabilus SE	903	54,234
STO SE & Co. KGaA Preference Shares	99	16,590
STRATEC SE	228	15,771
Stroeer SE & Co. KGaA (a)	1,222	59,327
Suedzucker AG	2,113	37,645
SUESS MicroTec SE	566	15,036
SUSE SA (a)	1,341	18,888
Symrise AG	4,632	485,238
Synlab AG	2,121	20,942
TAG Immobilien AG (a)	6,987	66,029
Takkt AG	1,102	16,736
Talanx AG	2,046	117,301
TeamViewer SE (a)(b)	5,266	84,512
Telefonica Deutschland Holding AG	33,627	94,543
thyssenkrupp AG	18,602	145,473
Traton SE	1,815	38,811
TUI AG (a)(e)	13,120	92,992
TUI AG (a)(e)	4,073	28,937
United Internet AG	2,713	38,182
Varta AG (a)	664	13,587
VERBIO Vereinigte BioEnergie AG	760	30,555
Vitesco Technologies Group AG Class A (a)	654	53,835
Volkswagen AG	1,056	176,156

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Volkswagen AG Preference Shares	7,603	$1,019,772
Vonovia SE	25,035	488,770
Vossloh AG	309	13,822
Wacker Chemie AG	721	98,916
Wacker Neuson SE	1,113	26,957
Washtec AG	433	16,912
Westwing Group SE (a)	479	4,499
Wuestenrot & Wuerttembergische AG	761	13,018
Zalando SE (a)(b)	8,764	252,039
		53,286,771
GHANA — 0.0% (d)
Tullow Oil PLC (a)	42,142	15,130
GREECE — 0.0% (d)
Okeanis Eco Tankers Corp. (a)(b)	425	9,164
GUATEMALA — 0.0% (d)
Millicom International Cellular SA SDR (a)	4,843	73,914
HONG KONG — 0.3%
Cadeler AS (a)	3,511	14,714
Prudential PLC	101,531	1,430,869
		1,445,583
IRELAND — 0.9%
AIB Group PLC	43,952	184,614
Bank of Ireland Group PLC	39,214	373,833
C&C Group PLC	14,288	22,779
Cairn Homes PLC	24,864	31,467
COSMO Pharmaceuticals NV	322	16,286
CRH PLC	27,736	1,528,129
Dalata Hotel Group PLC (a)	6,867	34,725
Glanbia PLC	7,480	111,801
Glenveagh Properties PLC (a)(b)	22,174	27,095
Greencore Group PLC (a)	20,047	18,631
Kerry Group PLC Class A	5,823	567,822
Kingspan Group PLC	5,765	383,038
Ryanair Holdings PLC ADR (a)	3,924	433,994
Smurfit Kappa Group PLC	9,082	302,506
		4,036,720
ISRAEL — 0.0% (d)
Plus500 Ltd.	3,366	62,693
ITALY — 3.7%
A2A SpA	57,317	104,618
ACEA SpA (c)	1,589	20,769
AMCO - Asset Management Co. SpA Class B (a)(c)(g)	88	—
Amplifon SpA	4,910	179,935
Anima Holding SpA (b)	9,113	33,883
Antares Vision SpA (a)	1,225	9,208
Aquafil SpA	659	2,703
Ariston Holding NV	4,146	43,785
Arnoldo Mondadori Editore SpA	5,624	12,302
Security Description	Shares	Value
Ascopiave SpA	2,389	$6,138
Assicurazioni Generali SpA	40,750	827,813
Avio SpA (a)	591	6,016
Azimut Holding SpA (c)	4,256	91,728
Banca Generali SpA	2,147	73,785
Banca IFIS SpA	996	15,930
Banca Mediolanum SpA	8,005	72,331
Banca Monte dei Paschi di Siena SpA (a)	17,484	43,911
Banca Popolare di Sondrio SPA	15,741	65,534
Banco BPM SpA	56,582	262,357
Banco di Desio e della Brianza SpA	1,580	5,723
BasicNet SpA	911	5,307
BF SpA	2,111	8,775
BFF Bank SpA (b)	6,758	73,951
Biesse SpA	448	5,895
BPER Banca	37,477	113,749
Brembo SpA	5,714	84,657
Brunello Cucinelli SpA	1,299	114,227
Buzzi SpA	3,605	90,224
Carel Industries SpA (b)	1,725	51,943
Cembre SpA	197	6,577
CIR SpA-Compagnie Industriali (a)	32,777	13,535
Coca-Cola HBC AG (a)	3,547	105,747
Credito Emiliano SpA	2,714	21,112
d'Amico International Shipping SA	1,567	6,069
Danieli & C Officine Meccaniche SpA (e)	1,344	24,663
Danieli & C Officine Meccaniche SpA (e)	449	10,752
Datalogic SpA	810	6,142
Davide Campari-Milano NV	19,744	273,352
De' Longhi SpA	2,608	56,964
DiaSorin SpA	982	102,208
Digital Bros SpA (c)	122	2,433
doValue SpA (b)	2,223	10,271
El.En. SpA	1,447	17,350
Enav SpA (b)	9,243	39,389
Enel SpA	286,515	1,928,043
Eni SpA	84,148	1,210,180
ERG SpA	2,039	60,018
Esprinet SpA (c)	1,110	6,733
Eurotech SpA (a)	877	2,679
Ferrari NV	4,358	1,423,997
Fila SpA	929	7,966
Fincantieri SpA (a)(c)	17,877	9,927
Fine Foods & Pharmaceuticals NTM	360	3,142
FinecoBank Banca Fineco SpA	22,469	301,886
Garofalo Health Care SpA (a)	1,025	4,495
Gruppo MutuiOnline SpA (a)	904	30,426
GVS SpA (a)(b)(c)	2,255	13,617
Hera SpA	30,730	91,259

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Immobiliare Grande Distribuzione SIIQ SpA REIT	1,694	$4,473
Industrie De Nora SpA (c)	1,576	33,064
Infrastrutture Wireless Italiane SpA (b)	13,173	173,611
Intercos SpA	1,361	22,867
Interpump Group SpA	3,071	170,472
Intesa Sanpaolo SpA	594,943	1,557,799
Iren SpA	21,764	40,389
Italgas SpA (c)	17,908	105,992
Italmobiliare SpA	570	15,578
Iveco Group NV (a)	7,009	63,102
IVS Group SA	1,258	6,670
Juventus Football Club SpA (a)(c)	18,368	6,874
KME Group SpA (a)	5,495	5,833
Leonardo SpA	15,050	170,681
LU-VE SpA	243	8,139
Maire Tecnimont SpA	5,867	22,659
MARR SpA	1,222	18,745
Mediobanca Banca di Credito Finanziario SpA	20,177	241,264
MFE-MediaForEurope NV Class A	30,882	17,217
MFE-MediaForEurope NV Class B (c)	13,888	10,644
Moncler SpA	7,717	533,275
Nexi SpA (a)(b)	24,988	195,795
OVS SpA (b)	7,406	20,523
Pharmanutra SpA	110	7,285
Philogen SpA (a)(b)	348	6,189
Piaggio & C SpA	6,536	27,097
Pirelli & C SpA (a)(b)	14,506	71,597
Poste Italiane SpA (b)(c)	17,386	188,088
Prysmian SpA	9,872	412,289
RAI Way SpA (b)	3,481	20,926
Recordati Industria Chimica e Farmaceutica SpA	3,783	180,567
Reply SpA	859	97,559
Revo SpA (a)	594	5,599
Risanamento SpA (a)	50,420	5,446
Sabaf SpA (a)	243	3,786
SAES Getters SpA (e)	200	6,186
SAES Getters SpA (a)(e)(f)	267	8,098
Safilo Group SpA (a)	8,427	11,419
Saipem SpA (a)	43,661	60,734
Salcef Group SpA	925	23,211
Salvatore Ferragamo SpA (c)	1,799	29,598
Sanlorenzo SpA	454	19,515
Saras SpA (c)	20,862	25,845
Seco SpA (a)(c)	1,223	6,838
Seri Industrial SpA (a)	556	2,548
Sesa SpA	293	36,569
Snam SpA	75,724	395,478
SOL SpA	1,341	38,697
Spaxs SpA (a)(c)	2,161	14,971
Security Description	Shares	Value
Tamburi Investment Partners SpA	3,961	$39,887
Technogym SpA (b)	4,869	45,046
Technoprobe SpA (a)(c)	5,033	39,755
Telecom Italia SpA (a)(c)(e)	389,211	109,469
Telecom Italia SpA (a)(e)	220,526	60,052
Terna - Rete Elettrica Nazionale	51,929	442,245
Tinexta Spa	701	12,879
Tod's SpA (a)	315	13,211
TXT e-solutions SpA	300	7,315
UniCredit SpA	71,571	1,660,456
Unieuro SpA (b)	658	7,107
Unipol Gruppo SpA	15,298	81,631
UnipolSai Assicurazioni SpA (c)	14,418	35,707
Webuild SpA (c)	16,994	32,019
Wiit SpA	362	7,998
Zignago Vetro SpA	1,333	22,716
		15,987,423
JERSEY — 0.0% (d)
JTC PLC (b)	5,152	46,407
JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	6,044	145,267
LIECHTENSTEIN — 0.0% (d)
Liechtensteinische Landesbank AG	422	27,688
LUXEMBOURG — 0.3%
APERAM SA (c)	1,586	49,453
ArcelorMittal SA	18,909	514,299
Brederode SA (a)(c)	450	49,586
Eurofins Scientific SE (c)	4,825	306,159
Global Fashion Group SA (a)	2,935	1,950
Majorel Group Luxembourg SA	783	24,432
RTL Group SA	1,327	53,017
SES SA	13,752	80,943
		1,079,839
MALTA — 0.0% (d)
Catena Media PLC (a)(c)	3,080	5,580
Gaming Innovation Group, Inc. (a)	2,396	5,524
Kindred Group PLC SDR	6,608	70,263
		81,367
MEXICO — 0.0% (d)
Borr Drilling Ltd. (a)	6,863	50,415
Fresnillo PLC	6,754	52,396
		102,811
MONACO — 0.0% (d)
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	226	26,259
NETHERLANDS — 7.9%
Aalberts NV	3,574	150,237
ABN AMRO Bank NV GDR (b)	15,357	238,416
Adyen NV (a)(b)	1,055	1,825,264

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Aegon NV	58,909	$297,569
Akzo Nobel NV	6,278	511,780
Alfen NV (a)(b)(c)	777	52,202
AMG Critical Materials NV	1,213	62,847
Arcadis NV	2,711	113,221
Argenx SE (a)	2,052	795,646
ASM International NV	1,628	689,767
ASML Holding NV	14,874	10,758,858
ASR Nederland NV	5,556	249,980
Basic-Fit NV (a)(b)(c)	1,932	73,773
BE Semiconductor Industries NV	2,832	306,808
Corbion NV	2,132	50,847
CTP NV (b)	4,261	55,320
Eurocommercial Properties NV REIT	1,728	40,043
Euronext NV (b)	3,037	206,423
EXOR NV	4,258	379,443
Ferrovial SE	19,502	616,386
Flow Traders Ltd.	1,144	25,237
Fugro NV (a)	3,829	59,570
Heineken Holding NV	4,324	375,748
Heineken NV	9,552	981,472
IMCD NV	2,097	301,307
ING Groep NV	133,492	1,796,904
JDE Peet's NV	4,871	144,867
Koninklijke Ahold Delhaize NV	35,975	1,226,915
Koninklijke BAM Groep NV	10,221	19,671
Koninklijke KPN NV	121,458	433,177
Koninklijke Philips NV (a)	34,223	739,577
Koninklijke Vopak NV	2,454	87,521
Meltwater NV (a)	4,739	7,935
NN Group NV (c)	8,955	331,298
NSI NV REIT	695	15,506
OCI NV (a)	4,889	117,186
Onward Medical NV (a)	538	3,170
Pharming Group NV (a)(c)	22,913	26,848
PostNL NV (c)	13,106	22,813
Randstad NV	4,651	245,137
Redcare Pharmacy NV (a)(b)	536	55,460
SBM Offshore NV	5,199	71,242
Shell PLC (e)	99,687	2,968,818
Shell PLC (e)	151,869	4,572,192
TKH Group NV	1,473	72,992
TomTom NV (a)	2,496	19,389
Universal Music Group NV	30,655	680,598
Van Lanschot Kempen NV ADR	1,144	38,317
Wolters Kluwer NV	9,495	1,204,757
		34,120,454
NIGERIA — 0.0% (d)
Airtel Africa PLC (b)	45,390	62,208
NORWAY — 1.3%
2020 Bulkers Ltd. (a)	804	7,655
ABG Sundal Collier Holding ASA	15,783	7,675
ABL Group ASA	2,148	3,108
AF Gruppen ASA	2,022	25,101
Security Description	Shares	Value
Agilyx ASA (a)	1,474	$4,348
Akastor ASA (a)	5,152	5,319
Aker ASA Class A	918	52,140
Aker BioMarine ASA (a)	581	1,847
Aker BP ASA	11,436	268,780
Aker Carbon Capture ASA (a)	13,767	18,042
Aker Horizons ASA (a)(c)	8,110	5,140
Aker Solutions ASA	10,481	38,056
AKVA Group ASA (a)	334	2,070
AMSC ASA (a)	1,800	6,712
ArcticZymes Technologies ASA (a)	1,902	7,101
Arendals Fossekompani ASA	459	7,797
Aurskog Sparebank	117	2,293
Austevoll Seafood ASA	3,286	22,743
AutoStore Holdings Ltd. (a)(b)(c)	37,880	82,912
Avance Gas Holding Ltd. (b)	1,003	8,482
Axactor ASA (a)	5,951	2,827
B2Holding ASA	10,581	6,558
Belships ASA	5,208	8,206
Bergenbio ASA (a)	61,927	497
BEWi ASA (c)	1,584	5,958
BLUENORD ASA (a)	998	38,100
Bonheur ASA	780	18,929
Borregaard ASA	3,479	51,567
Bouvet ASA	3,281	19,875
BW Offshore Ltd.	3,386	8,280
Carasent ASA (a)	1,797	2,657
Cloudberry Clean Energy ASA (a)	5,770	6,883
Crayon Group Holding ASA (a)(b)	3,150	30,872
DNB Bank ASA	32,910	616,512
DNO ASA	36,476	32,191
Edda Wind ASA (a)	590	1,253
Elkem ASA (b)	11,128	25,801
Elliptic Laboratories ASA (a)	2,838	3,889
Elmera Group ASA (b)(c)	4,082	8,138
Elopak ASA	3,162	6,892
Entra ASA (b)	2,497	22,678
Equinor ASA	38,637	1,125,547
Europris ASA (b)	6,091	40,707
Froey ASA	771	5,426
Frontline PLC	5,520	79,594
Gjensidige Forsikring ASA	7,077	113,485
Gram Car Carriers ASA (a)	538	8,105
Grieg Seafood ASA (c)	2,224	13,929
Hexagon Composites ASA (a)	4,044	10,275
Hexagon Purus ASA (a)	2,810	5,337
Hoegh Autoliners ASA	1,482	8,417
Hofseth BioCare ASA (a)	6,619	1,637
IDEX Biometrics ASA (a)(c)	33,591	2,239
Kahoot! ASA (a)(c)	14,296	39,071
Kid ASA (b)	1,450	10,205
Kitron ASA	7,529	30,605

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Klaveness Combination Carriers ASA (b)	891	$5,506
KMC Properties ASA (a)	2,158	1,156
Komplett ASA (a)	892	1,119
Kongsberg Gruppen ASA	3,337	152,062
Leroy Seafood Group ASA	10,329	39,258
LINK Mobility Group Holding ASA (a)	7,093	7,481
Magnora ASA (a)	1,552	4,056
Medistim ASA	559	14,557
Morrow Bank ASA (a)	4,964	2,048
Mowi ASA	16,161	256,741
MPC Container Ships ASA	11,355	19,406
Multiconsult ASA (b)	779	11,198
NEL ASA (a)	60,321	70,886
NORBIT ASA	673	3,292
Nordic Nanovector ASA (a)	1,902	384
Nordic Semiconductor ASA (a)	6,279	76,454
Norsk Hydro ASA	50,055	298,081
Norske Skog ASA (b)	2,900	11,428
Norwegian Air Shuttle ASA (a)	30,379	29,206
NRC Group ASA (a)	1,444	1,496
Nykode Therapeutics ASA (a)(c)	7,213	17,639
Odfjell Drilling Ltd. (a)	3,479	8,394
Odfjell SE Class A	918	7,626
OKEA ASA	1,103	3,163
Olav Thon Eiendomsselskap ASA	1,113	17,401
Orkla ASA	28,155	202,617
Otello Corp. ASA	2,374	1,777
Panoro Energy ASA	4,744	11,637
Pareto Bank ASA	1,489	6,942
Pexip Holding ASA (a)	3,280	5,970
PGS ASA (a)	33,446	18,600
PhotoCure ASA (a)	894	3,897
Polaris Media ASA	436	2,027
poLight ASA (a)(b)	1,220	1,300
Protector Forsikring ASA	2,565	39,552
Rana Gruber ASA	913	4,764
Saga Pure ASA	6,990	933
Salmar ASA	2,674	108,048
Salmon Evolution ASA (a)	11,389	6,761
Sandnes Sparebank	704	5,585
SATS ASA (a)	2,473	2,308
Schibsted ASA Class A	2,711	47,636
Schibsted ASA Class B	3,595	59,662
Self Storage Group ASA (a)	2,344	5,010
Selvaag Bolig ASA	1,587	4,785
Solstad Offshore ASA (a)	1,790	3,823
SpareBank 1 Helgeland	442	5,157
SpareBank 1 Nord Norge	3,696	33,498
Sparebank 1 Oestlandet	1,589	19,281
Sparebank 1 Ostfold Akershus	134	4,002
SpareBank 1 Ringerike Hadeland	137	3,990
SpareBank 1 SMN	4,735	62,317
Security Description	Shares	Value
SpareBank 1 Sorost-Norge	2,041	$9,640
SpareBank 1 SR-Bank ASA	6,728	81,701
Sparebanken More	1,488	10,722
Sparebanken Ost	546	2,421
Sparebanken Sor	215	2,529
Sparebanken Vest	3,374	32,438
Stolt-Nielsen Ltd.	888	22,628
Storebrand ASA	17,951	140,176
StrongPoint ASA	2,164	4,060
Telenor ASA (c)	23,876	242,469
TGS ASA	4,630	69,016
TOMRA Systems ASA	8,778	141,336
Totens Sparebank	110	2,095
Treasure ASA	1,369	2,607
Ultimovacs ASA (a)	1,088	7,840
Var Energi ASA (c)	14,508	39,528
Veidekke ASA	3,969	42,604
Volue ASA (a)	1,377	2,321
Vow ASA (a)	2,258	2,744
Wallenius Wilhelmsen ASA	3,745	25,990
Wilh Wilhelmsen Holding ASA Class A	535	14,057
Wilh Wilhelmsen Holding ASA Class B	346	8,558
XXL ASA (a)(b)	6,087	1,011
Zalaris ASA (a)	536	2,016
Zaptec ASA (a)	2,431	7,656
		5,640,543
PERU — 0.0% (d)
Hochschild Mining PLC	10,782	9,746
POLAND — 0.7%
11 bit studios SA (a)	91	15,902
AB SA	463	7,134
Ac SA (a)	265	2,061
Agora SA (a)	1,322	2,603
Alior Bank SA (a)	3,255	38,743
Allegro.eu SA (a)(b)	15,864	124,946
Alumetal SA	350	6,874
Ambra SA	350	2,291
Amica SA	197	3,758
Apator SA	929	3,887
Arctic Paper SA	548	2,514
Asseco Business Solutions SA	675	6,546
Asseco Poland SA	2,035	40,195
Asseco South Eastern Europe SA	929	11,021
Atal SA	232	2,695
Auto Partner SA	2,387	11,644
Bank Handlowy w Warszawie SA	1,216	25,859
Bank Millennium SA (a)	22,160	31,416
Bank Ochrony Srodowiska SA (a)	1,246	2,919
Bank Polska Kasa Opieki SA	6,610	180,260
Benefit Systems SA (a)	84	31,632
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (a)	1,020	1,406

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Bioton SA (a)	1,363	$1,218
BNPP Bank Polska SA (a)	587	8,669
Boryszew SA	2,801	4,846
Budimex SA	463	40,910
Bumech SA	317	2,266
Captor Therapeutics SA (a)	29	1,085
CCC SA (a)	1,450	15,043
CD Projekt SA	2,733	104,162
Celon Pharma SA	554	2,113
CI Games SA (a)	2,860	3,555
Ciech SA	880	11,588
ComArch SA	197	7,176
Comp SA	118	1,655
Cyfrowy Polsat SA	9,208	37,417
Datawalk SA (a)	105	1,551
Develia SA (a)	15,090	15,822
Dino Polska SA (a)(b)	1,773	207,194
Dom Development SA	315	10,761
Echo Investment SA	6,629	7,114
Enea SA (a)	7,855	12,364
Energa SA (a)	2,574	5,322
Enter Air SA (a)	321	3,871
Erbud SA	138	1,325
Eurocash SA	2,901	12,245
Fabryki Mebli Forte SA	538	3,231
Ferro SA	663	4,863
Firma Oponiarska Debica SA	87	1,507
Globe Trade Centre SA	6,851	9,713
Grenevia SA (a)	11,119	8,744
Grupa Azoty SA (a)	1,710	11,035
Grupa Kety SA	346	52,458
Grupa Pracuj SA	582	8,050
ING Bank Slaski SA (a)	1,214	55,995
InPost SA (a)	9,301	100,824
Inter Cars SA	330	45,647
Jastrzebska Spolka Weglowa SA (a)	1,923	18,956
KGHM Polska Miedz SA	5,094	140,924
KRUK SA (a)	653	65,574
LiveChat Software SA	479	15,185
LPP SA (a)	40	137,929
Lubelski Wegiel Bogdanka SA	422	4,080
Mabion SA (a)	323	1,307
Mangata Holding SA	96	2,221
mBank SA (a)	463	46,278
MCI Capital SA	35	197
Medicalgorithmics SA (a)	105	602
Mennica Polska SA	878	3,576
MLP Group SA (a)	223	4,654
Mo-BRUK SA	84	5,644
Neuca SA (a)	88	16,526
NEWAG SA (a)	796	3,448
Oponeo.pl SA	202	2,153
Orange Polska SA (a)	23,678	40,713
PCC Rokita SA	105	2,662
PCF Group SA	309	3,765
Security Description	Shares	Value
PGE Polska Grupa Energetyczna SA (a)	31,449	$56,196
PKP Cargo SA (a)	1,113	4,701
PlayWay SA (a)	13	1,269
Polenergia SA (a)	556	11,345
Polimex-Mostostal SA (a)	2,466	2,498
Polski Koncern Naftowy ORLEN SA	21,543	341,521
Powszechna Kasa Oszczednosci Bank Polski SA	32,028	284,968
Powszechny Zaklad Ubezpieczen SA	21,196	205,598
Poznanska Korporacja Budowlana Pekabex SA	350	1,947
R22 SA (a)	128	2,363
Rainbow Tours SA	238	2,402
Ryvu Therapeutics SA (a)	330	4,906
Sanok Rubber Co. SA (a)	889	5,011
Santander Bank Polska SA (a)	1,226	117,381
Selvita SA (a)	326	5,448
Shoper SA	221	1,577
Sniezka SA	199	3,556
Stalexport Autostrady SA	3,505	2,329
Stalprodukt SA	93	6,558
STS Holding SA	1,444	8,619
Tauron Polska Energia SA (a)	38,178	25,841
TEN Square Games SA	196	3,799
Tim SA	426	5,164
Torpol SA	328	1,390
Toya SA (a)	898	1,330
VIGO PHOTONICS SA (a)	8	1,126
VRG SA	6,616	5,813
Warsaw Stock Exchange	1,005	9,414
Wawel SA (a)	3	421
Wielton SA (a)	888	1,775
Wirtualna Polska Holding SA	663	18,799
XTB SA (a)(b)	1,220	12,467
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	230	2,236
Zespol Elektrowni Patnow Adamow Konin SA (a)	902	4,240
		3,058,047
PORTUGAL — 0.3%
Altri SGPS SA (c)	3,061	13,899
Banco Comercial Portugues SA Class R (a)	295,231	70,733
Corticeira Amorim SGPS SA	1,364	14,390
CTT-Correios de Portugal SA	4,813	18,300
EDP - Energias de Portugal SA	102,821	502,108
Galp Energia SGPS SA (c)	17,777	207,911
Greenvolt-Energias Renovaveis SA (a)(c)	2,455	16,378
Ibersol SGPS SA	365	2,676
Jeronimo Martins SGPS SA	10,307	283,822
Mota-Engil SGPS SA	2,564	6,280

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Navigator Co. SA	8,019	$27,156
NOS SGPS SA	6,312	22,422
Pharol SGPS SA (a)	17,282	747
REN - Redes Energeticas Nacionais SGPS SA	12,845	34,965
Semapa-Sociedade de Investimento e Gestao	427	6,065
Sonae SGPS SA	34,590	34,002
Sonaecom SGPS SA	901	2,398
		1,264,252
SINGAPORE — 0.3%
BW LPG Ltd. (b)	2,786	27,877
Hafnia Ltd.	9,458	46,303
STMicroelectronics NV	24,357	1,210,688
		1,284,868
SOUTH AFRICA — 0.3%
Anglo American PLC	45,878	1,302,443
Scatec ASA (b)(c)	4,288	28,137
		1,330,580
SOUTH KOREA — 0.1%
Delivery Hero SE (a)(b)	7,405	326,426
SPAIN — 3.9%
Acciona SA	921	156,148
Acerinox SA	7,180	76,172
ACS Actividades de Construccion y Servicios SA (c)	8,064	283,026
Aedas Homes SA (b)	560	10,997
Aena SME SA (b)	2,707	437,094
Alantra Partners SA	652	7,113
Almirall SA (c)	2,851	23,562
Amadeus IT Group SA (a)	16,611	1,263,146
AmRest Holdings SE (a)	2,619	14,826
Applus Services SA	5,265	56,666
Atresmedia Corp. de Medios de Comunicacion SA	2,904	11,064
Banco Bilbao Vizcaya Argentaria SA	222,386	1,706,126
Banco de Sabadell SA	208,692	239,978
Banco Santander SA	606,892	2,241,274
Bankinter SA	23,970	147,232
Befesa SA (b)	1,341	51,206
CaixaBank SA	139,385	575,886
Cellnex Telecom SA (a)(b)	18,274	737,467
Cia de Distribucion Integral Logista Holdings SA	2,394	64,461
CIE Automotive SA	1,901	58,072
Construcciones y Auxiliar de Ferrocarriles SA	704	23,618
Corp. ACCIONA Energias Renovables SA (c)	2,185	72,993
Corp. Financiera Alba SA	541	28,744
Ebro Foods SA (c)	1,905	33,586
EDP Renovaveis SA	10,708	213,730
eDreams ODIGEO SA (a)	3,348	23,925
Security Description	Shares	Value
Elecnor SA	1,487	$21,090
Enagas SA (c)	8,842	173,639
Ence Energia y Celulosa SA	5,209	16,401
Endesa SA (c)	11,757	252,048
Ercros SA (c)	2,679	9,324
Faes Farma SA	12,101	41,983
Fluidra SA (c)	3,507	68,220
Fomento de Construcciones y Contratas SA (a)	2,032	26,204
Gestamp Automocion SA (b)	5,195	24,428
Global Dominion Access SA (b)	3,370	14,431
Grenergy Renovables SA (a)	536	16,491
Grifols SA (a)(c)	11,124	142,480
Grifols SA Class B, Preference Shares (a)	9,578	86,836
Grupo Catalana Occidente SA (c)	1,677	51,504
Iberdrola SA	217,387	2,834,173
Indra Sistemas SA (c)	4,484	56,650
Industria de Diseno Textil SA	40,986	1,585,620
Inmobiliaria Colonial Socimi SA REIT (c)	10,950	66,243
Laboratorios Farmaceuticos Rovi SA	872	40,280
Lar Espana Real Estate Socimi SA REIT	1,575	9,382
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	24,430	21,989
Mapfre SA (c)	36,374	72,185
Melia Hotels International SA (a)	4,573	31,681
Merlin Properties Socimi SA REIT	12,834	109,775
Metrovacesa SA (a)(b)(c)	428	3,343
Naturgy Energy Group SA (c)	6,385	189,894
Neinor Homes SA (a)(b)	1,185	11,933
Obrascon Huarte Lain SA (a)	14,213	7,235
Parques Reunidos Servicios Centrales SAU Class C (a)	1,617	24,262
Pharma Mar SA (c)	461	15,320
Prosegur Cash SA (b)	13,082	8,478
Prosegur Compania de Seguridad SA	6,445	11,447
Redeia Corp. SA (c)	15,050	252,615
Repsol SA (c)	48,921	711,460
Sacyr SA (c)(e)	16,200	55,285
Solaria Energia y Medio Ambiente SA (a)(c)	2,953	45,249
Soltec Power Holdings SA (a)	1,102	5,057
Talgo SA (a)(b)(c)	2,708	9,897
Tecnicas Reunidas SA (a)(c)	1,622	14,767
Telefonica SA	211,983	859,413
Tubacex SA	3,789	11,223
Unicaja Banco SA (b)	53,494	56,203
Vidrala SA	961	90,691
Viscofan SA	1,438	99,309
		16,814,250

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
SWEDEN — 5.4%
AAK AB	6,821	$128,068
AcadeMedia AB (b)	3,032	14,134
AddLife AB Class B	4,253	47,919
AddNode Group AB	5,049	39,032
AddTech AB Class B	9,684	210,512
AFRY AB	3,393	50,009
Alfa Laval AB	10,731	390,442
Alimak Group AB (b)	2,416	18,834
Alleima AB	7,768	35,283
Alligo AB Class B	891	9,074
Ambea AB (b)	2,843	9,233
AQ Group AB	318	12,645
Arise AB	1,009	4,171
Arjo AB Class B	7,517	27,197
Assa Abloy AB Class B	36,535	876,058
Atea ASA (a)	3,023	44,018
Atlas Copco AB Class A	95,066	1,367,729
Atlas Copco AB Class B	57,528	715,019
Atrium Ljungberg AB Class B	1,831	31,632
Attendo AB (a)(b)	4,250	12,434
Avanza Bank Holding AB (c)	4,693	95,369
Axfood AB	3,955	83,558
Bactiguard Holding AB (a)(c)	572	3,781
Balco Group AB	427	1,716
Beijer Alma AB	1,605	33,508
Beijer Ref AB	12,510	159,367
Bergman & Beving AB	896	14,318
Betsson AB Class B (a)	4,491	47,732
BHG Group AB (a)(c)	3,462	4,811
BICO Group AB (a)(c)	1,474	5,323
Bilia AB Class A	2,608	27,139
Billerud AB	8,002	60,719
BioArctic AB (a)(b)	1,560	40,728
BioGaia AB Class B	3,036	32,605
BioInvent International AB (a)	1,368	2,285
Biotage AB	2,379	29,558
Boliden AB	10,067	290,370
Bonava AB Class B	3,140	5,273
BoneSupport Holding AB (a)(b)	2,412	28,494
Boozt AB (a)(b)(c)	1,432	15,975
Bravida Holding AB (b)	7,428	71,245
BTS Group AB Class B	543	12,794
Bufab AB	1,002	34,212
Bulten AB	493	4,537
Bure Equity AB	1,943	45,079
Byggfakta Group Nordic Holdco AB (a)	3,168	10,500
Byggmax Group AB (a)	2,037	5,454
Calliditas Therapeutics AB Class B (a)(c)	1,323	10,619
Camurus AB (a)	1,327	34,228
Castellum AB (c)	16,133	153,768
Catella AB	1,451	3,560
Catena AB	1,265	46,237
Cellavision AB	468	7,955
Security Description	Shares	Value
Cibus Nordic Real Estate AB	1,660	$16,114
Cint Group AB (a)	6,849	5,539
Clas Ohlson AB Class B (c)	1,493	11,182
Cloetta AB Class B	7,521	13,655
Collector Bank AB (a)	3,834	10,347
Coor Service Management Holding AB (b)	3,503	17,156
Corem Property Group AB Class B (c)	19,613	9,197
Corem Property Group AB Class D	226	2,532
Ctek AB (a)(c)	1,143	2,334
CTT Systems AB	320	6,281
Dios Fastigheter AB	3,155	20,111
Dometic Group AB (b)	11,462	75,343
Duni AB	1,220	11,973
Dustin Group AB (a)(b)	2,830	7,834
Eastnine AB	442	4,559
Elanders AB Class B	552	6,092
Electrolux AB Class B	8,710	118,700
Electrolux Professional AB Class B	8,324	45,083
Elekta AB Class B	12,651	97,612
Embracer Group AB (a)(c)	27,434	68,475
Enea AB (a)	556	2,172
Engcon AB	1,485	13,212
Eolus Vind AB Class B (c)	890	5,875
Epiroc AB Class A	23,541	444,392
Epiroc AB Class B	13,595	219,382
EQT AB (c)	27,877	535,277
Essity AB Class A	775	20,557
Essity AB Class B	22,443	596,538
Evolution AB (b)	7,122	900,561
Fabege AB (c)	10,013	71,899
Fagerhult AB	3,256	20,619
Fasadgruppen Group AB	1,436	11,274
Fastighets AB Balder Class B (a)	24,347	88,721
Fastighets AB Trianon (a)	2,112	3,148
FastPartner AB Class A	1,785	6,693
Ferronordic AB	178	1,233
Fingerprint Cards AB Class B (a)(c)	11,260	1,915
FM Mattsson Mora Group AB	872	4,343
Fortnox AB	18,257	107,636
G5 Entertainment AB (c)	327	6,040
GARO AB	1,120	6,517
Getinge AB Class B	8,109	141,853
Granges AB	3,817	36,363
Green Landscaping Group AB (a)(b)	1,000	6,999
H & M Hennes & Mauritz AB Class B (c)	23,551	403,764
Hansa Biopharma AB (a)(c)	1,249	5,025
Hanza AB	946	8,320
Heba Fastighets AB Class B	5,853	14,414
Hemnet Group AB (c)	3,344	58,451
Hexagon AB Class B	74,421	914,648

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Hexatronic Group AB (c)	6,183	$46,012
Hexpol AB	9,546	101,016
HMS Networks AB	1,026	50,154
Hoist Finance AB (a)(b)	3,125	8,086
Holmen AB Class B	3,186	114,269
Hufvudstaden AB Class A	4,291	50,890
Humana AB (a)	1,222	2,512
Husqvarna AB Class A	912	8,258
Husqvarna AB Class B	14,239	128,716
IAR Systems Group AB	498	3,914
Immunovia AB (a)	580	89
Industrivarden AB Class A	6,196	171,402
Industrivarden AB Class C (c)	5,959	163,963
Indutrade AB	9,938	223,486
Instalco AB	8,216	40,961
Intrum AB (c)	2,695	17,460
Investment AB Latour Class B	5,569	110,232
Investment AB Oresund	1,262	12,011
Investor AB Class A	23,319	465,676
Investor AB Class B	67,186	1,341,381
INVISIO AB	1,344	28,619
Inwido AB	2,130	19,355
Irlab Therapeutics AB (a)	1,458	1,169
JM AB	1,777	23,641
John Mattson Fastighetsforetagen AB (a)	560	3,085
Karnov Group AB (a)	4,257	19,391
K-fast Holding AB (a)(c)	2,227	3,981
Kinnevik AB Class A (a)	346	5,356
Kinnevik AB Class B (a)	9,083	125,633
Klarabo Sverige AB Class B (a)	3,580	4,050
KNOW IT AB	768	12,400
L E Lundbergforetagen AB Class B	2,771	117,702
Lagercrantz Group AB Class B	7,301	93,955
Lifco AB Class B	8,470	183,730
Lime Technologies AB	327	8,280
Linc AB (a)	668	3,902
Lindab International AB	2,900	41,186
Loomis AB	2,788	81,204
Maha Energy AB (a)(c)	3,151	2,246
Medcap AB (a)	335	8,529
Medicover AB Class B	2,654	40,223
MEKO AB	1,492	15,388
Midsona AB Class B (a)	1,718	1,257
Mildef Group AB (a)	1,107	6,713
MIPS AB (c)	919	45,451
Modern Times Group MTG AB Class B (a)	3,990	25,396
Momentum Group AB	812	9,134
Munters Group AB (b)	4,828	54,666
Mycronic AB	2,580	63,776
NCAB Group AB	5,849	45,514
NCC AB Class B	3,164	27,608
Nederman Holding AB	692	13,518
Net Insight AB Class B (a)	10,445	4,657
Security Description	Shares	Value
New Wave Group AB Class B (c)	3,210	$28,185
Nibe Industrier AB Class B	57,283	543,062
Nivika Fastigheter AB Class B (a)	1,109	3,409
Nobia AB (a)	4,062	5,145
Nolato AB Class B	7,073	33,200
Nordic Waterproofing Holding AB	892	11,380
Nordisk Bergteknik AB Class B	1,210	3,669
Nordnet AB publ	5,012	66,958
Norva24 Group AB (a)	4,294	9,899
Note AB (a)	682	14,333
NP3 Fastigheter AB	988	14,901
Nyfosa AB	6,078	33,537
OEM International AB Class B	3,467	31,456
Oncopeptides AB (a)(b)(c)	2,801	2,251
Orron Energy ab (a)(c)	6,850	7,188
Ovzon AB (a)	1,794	4,053
OX2 AB (a)	4,787	32,308
Pandox AB	3,687	42,873
Peab AB Class B	7,570	30,024
Platzer Fastigheter Holding AB Class B	2,264	16,747
Pricer AB Class B	3,821	2,526
Proact IT Group AB	785	5,749
Probi AB	129	2,162
Q-Linea AB (a)(b)	652	174
Ratos AB Class B	7,747	21,675
RaySearch Laboratories AB (a)	945	5,538
Rejlers AB	573	7,666
Resurs Holding AB (b)	5,188	9,625
Rvrc Holding AB	1,368	4,207
Saab AB Class B	3,030	163,600
Sagax AB Class A	202	4,021
Sagax AB Class B	7,495	147,800
Sagax AB Class D	3,733	9,020
Samhallsbyggnadsbolaget i Norden AB (c)	44,847	17,162
Samhallsbyggnadsbolaget i Norden AB Class D (c)	5,492	2,257
Sandvik AB	39,887	776,226
SAS AB (a)(c)	132,561	4,548
Scandi Standard AB	2,223	10,517
Scandic Hotels Group AB (a)(b)	4,820	19,505
Sdiptech AB Class B (a)	1,257	31,095
Sectra AB Class B (a)	5,267	88,212
Securitas AB Class B (c)	19,145	156,793
Sedana Medical AB (a)(c)	2,964	7,420
Sivers Semiconductors AB (a)	3,620	2,235
Skandinaviska Enskilda Banken AB Class A	61,311	676,326
Skandinaviska Enskilda Banken AB Class C	560	6,533
Skanska AB Class B	14,971	209,499
SKF AB Class A	534	9,235
SKF AB Class B	12,507	217,225
SkiStar AB	1,549	16,549
SmartCraft ASA (a)	2,912	6,197

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
SSAB AB Class A	8,117	$57,579
SSAB AB Class B	23,660	163,629
Stendorren Fastigheter AB (a)	453	6,819
Stillfront Group AB (a)	15,574	25,997
Storskogen Group AB Class B	58,848	53,665
Svedbergs i Dalstorp AB Class B	899	2,826
Svenska Cellulosa AB SCA Class A	777	9,913
Svenska Cellulosa AB SCA Class B	20,809	264,801
Svenska Handelsbanken AB Class A	57,543	481,279
Svenska Handelsbanken AB Class B (c)	1,267	12,622
Sweco AB Class B	7,535	82,805
Swedbank AB Class A	33,761	568,398
Swedish Logistic Property AB Class B (a)	2,160	5,289
Swedish Orphan Biovitrum AB (a)	7,565	147,360
SynAct Pharma AB (a)	891	6,137
Synsam AB	1,339	5,510
Systemair AB	3,593	26,146
Tele2 AB Class B	20,592	169,902
Telefonaktiebolaget LM Ericsson Class A	2,223	12,637
Telefonaktiebolaget LM Ericsson Class B	114,856	621,105
Telia Co. AB	85,141	186,421
Tethys Oil AB (a)	1,010	4,558
Thule Group AB (b)(c)	3,800	111,559
Tobii AB (a)	3,590	5,551
Tobii Dynavox AB (a)	3,594	9,067
Trelleborg AB Class B	8,330	201,593
Troax Group AB	1,436	28,291
Truecaller AB Class B (a)(c)	8,894	24,365
VBG Group AB Class B	663	11,171
Vestum AB (a)	9,682	9,322
Viaplay Group AB (a)(c)	2,504	14,327
Vitec Software Group AB Class B	1,320	66,236
Vitrolife AB	2,692	52,189
VNV Global AB (a)(c)	3,533	6,542
Volati AB	873	9,117
Volvo AB Class A	7,128	151,518
Volvo AB Class B	58,570	1,209,216
Volvo Car AB Class B (a)	19,293	76,484
Wallenstam AB Class B	18,692	63,199
Wihlborgs Fastigheter AB (c)	10,107	72,986
XANO Industri AB Class B	688	7,198
Xbrane Biopharma AB (a)(c)	578	4,131
Xvivo Perfusion AB (a)	775	21,776
		23,522,534
SWITZERLAND — 9.2%
ABB Ltd.	58,766	2,310,834
Accelleron Industries AG	2,956	70,774
Security Description	Shares	Value
Adecco Group AG	6,273	$204,951
Alcon, Inc.	18,428	1,526,312
Allreal Holding AG	589	99,544
ALSO Holding AG	227	48,919
Arbonia AG	1,889	21,368
Aryzta AG (a)	35,042	58,126
Ascom Holding AG	1,227	14,977
Bachem Holding AG	1,172	102,181
Baloise Holding AG	1,705	250,419
Banque Cantonale Vaudoise	1,089	115,029
Barry Callebaut AG	133	256,738
Basellandschaftliche Kantonalbank	24	23,929
Basilea Pharmaceutica AG (a)	463	21,865
Belimo Holding AG	366	182,540
Bell Food Group AG	93	26,456
Berner Kantonalbank AG	181	46,937
BKW AG	747	131,924
Bossard Holding AG Class A	221	49,108
Bucher Industries AG	248	109,495
Burckhardt Compression Holding AG	110	64,550
Burkhalter Holding AG	310	31,878
Bystronic AG (c)	51	33,918
Cembra Money Bank AG	1,113	92,309
Chocoladefabriken Lindt & Spruengli AG (e)	36	452,289
Chocoladefabriken Lindt & Spruengli AG (e)	4	496,283
Cie Financiere Richemont SA Class A	19,256	3,264,039
Clariant AG (a)	8,547	123,431
Comet Holding AG	301	76,844
Daetwyler Holding AG Bearer Shares (c)	293	62,487
DKSH Holding AG	1,323	98,414
DocMorris AG (a)(c)	422	18,405
dormakaba Holding AG	110	49,427
Dottikon Es Holding AG (a)	103	28,264
DSM-Firmenich AG (a)	6,744	725,617
Dufry AG (a)	3,781	172,261
EFG International AG (a)	3,364	34,142
Emmi AG	77	74,276
EMS-Chemie Holding AG	251	189,937
Fenix Outdoor International AG	197	13,588
Flughafen Zurich AG	718	149,194
Forbo Holding AG	41	58,843
Fundamenta Real Estate AG (a)	1,011	18,363
Galenica AG (b)	1,892	152,794
Geberit AG	1,265	661,875
Georg Fischer AG	3,048	228,775
Givaudan SA	293	971,045
Gurit Holding AG Class BR (a)	105	9,776
Helvetia Holding AG	1,312	177,446
Huber & Suhner AG	557	45,947
Idorsia Ltd. (a)(c)	4,603	33,185
Implenia AG	440	21,369

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Inficon Holding AG	63	$76,052
Interroll Holding AG	28	86,537
Intershop Holding AG	44	29,361
IWG PLC (a)	27,734	48,588
Julius Baer Group Ltd.	7,967	501,717
Jungfraubahn Holding AG	196	32,906
Kardex Holding AG	221	49,528
Komax Holding AG (c)	146	37,861
Kongsberg Automotive ASA (a)(c)	29,591	6,778
Kuehne & Nagel International AG	2,120	627,244
Landis & Gyr Group AG (a)	800	68,675
LEM Holding SA	22	55,083
Leonteq AG	335	15,315
Logitech International SA	5,834	347,177
Lonza Group AG	2,747	1,637,791
Luzerner Kantonalbank AG	694	57,171
Medacta Group SA (b)	215	29,271
Medmix AG (b)	877	23,183
Meyer Burger Technology AG (a)	122,378	82,620
Mobilezone Holding AG	1,549	23,755
Mobimo Holding AG	273	73,540
Molecular Partners AG (a)(c)	904	5,477
Novartis AG	76,894	7,735,383
OC Oerlikon Corp. AG	7,301	36,364
Orior AG	222	18,983
Partners Group Holding AG	836	786,428
Peach Property Group AG (a)(c)	335	4,973
PSP Swiss Property AG	1,721	192,173
Rieter Holding AG	110	11,422
Romande Energie Holding SA	475	28,140
Schindler Holding AG (e)	1,530	358,622
Schindler Holding AG (e)	767	172,321
Schweiter Technologies AG (c)	35	25,233
Schweizerische Nationalbank (a)	4	19,985
Sensirion Holding AG (a)(b)	416	45,569
SFS Group AG	665	87,562
SGS SA	5,571	526,556
Siegfried Holding AG (a)	147	121,425
SIG Group AG (a)	12,924	356,524
Sika AG	5,381	1,537,944
SKAN Group AG	456	39,247
Sonova Holding AG	1,870	497,886
St Galler Kantonalbank AG Class A	108	58,548
Stadler Rail AG	2,113	82,569
Straumann Holding AG	4,358	707,052
Sulzer AG	647	55,613
Swatch Group AG (e)	2,040	112,073
Swatch Group AG Bearer Shares (e)	1,075	313,734
Swiss Life Holding AG	1,075	628,430
Swiss Prime Site AG	2,875	249,532
Swisscom AG	936	583,581
Swissquote Group Holding SA	442	91,745
Security Description	Shares	Value
Tecan Group AG	445	$170,708
Temenos AG	2,499	198,713
TX Group AG	113	13,515
u-blox Holding AG (a)	288	31,580
UBS Group AG	112,555	2,276,513
Valiant Holding AG	573	59,692
VAT Group AG (b)	1,009	417,292
Vetropack Holding AG	536	24,863
Vontobel Holding AG (c)	1,022	64,771
VZ Holding AG	572	52,555
Walliser Kantonalbank	196	24,208
Wizz Air Holdings PLC (a)(b)	1,985	69,021
Ypsomed Holding AG	123	37,121
Zehnder Group AG	335	27,110
Zug Estates Holding AG Class B	13	23,177
Zuger Kantonalbank AG Class BR	6	51,104
Zurich Insurance Group AG	5,550	2,635,886
		39,882,473
TANZANIA, UNITED REPUBLIC OF — 0.0% (d)
Helios Towers PLC (a)(c)	33,650	39,829
UKRAINE — 0.0% (d)
Ferrexpo PLC (a)	10,709	12,185
UNITED ARAB EMIRATES — 0.0% (d)
Network International Holdings PLC (a)(b)	16,756	81,717
Shelf Drilling Ltd. (a)(b)	4,963	9,117
		90,834
UNITED KINGDOM — 17.8%
3i Group PLC	35,880	888,829
4imprint Group PLC	1,023	62,363
888 Holdings PLC (a)	13,971	17,407
abrdn PLC (c)	73,554	204,045
Admiral Group PLC	9,843	260,540
AG Barr PLC	3,512	20,985
AJ Bell PLC	11,268	45,985
Allfunds Group PLC	15,597	95,121
AO World PLC (a)	17,803	17,949
Argo Blockchain PLC (a)	11,380	1,591
Ascential PLC (a)	16,458	46,325
Ashmore Group PLC	18,246	48,250
Ashtead Group PLC	16,642	1,151,832
ASOS PLC (a)(c)	2,587	12,587
Associated British Foods PLC	12,685	321,090
Assura PLC REIT	109,313	63,095
Aston Martin Lagonda Global Holdings PLC (a)(b)	11,430	51,587
AstraZeneca PLC	57,182	8,197,469
Auction Technology Group PLC (a)	3,463	32,932
Auto Trader Group PLC (b)	34,743	269,617
Aviva PLC	101,367	509,306
Avon Rubber PLC	1,023	11,081
B&M European Value Retail SA	34,831	246,653

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Babcock International Group PLC (a)	9,236	$33,183
BAE Systems PLC	112,586	1,326,873
Balfour Beatty PLC	22,612	97,972
Baltic Classifieds Group PLC	12,942	30,275
Barclays PLC	535,814	1,044,836
Barratt Developments PLC	35,968	189,085
Beazley PLC	25,130	188,180
Bellway PLC	4,630	117,021
Berkeley Group Holdings PLC	4,041	201,545
Big Yellow Group PLC REIT	7,051	96,187
Bodycote PLC	6,991	56,972
BP PLC	647,579	3,773,596
Bridgepoint Group PLC (b)	22,275	57,375
British American Tobacco PLC	75,246	2,494,919
British Land Co. PLC REIT	32,405	124,748
Britvic PLC	9,694	105,498
BT Group PLC (c)	257,341	400,293
Bunzl PLC	12,440	474,310
Burberry Group PLC	14,149	381,353
Bytes Technology Group PLC	8,436	56,575
Capita PLC (a)	61,145	21,331
Capricorn Energy PLC	5,779	13,724
Centrica PLC	218,993	345,098
Chemring Group PLC	10,329	37,163
Clarkson PLC	1,027	38,648
Close Brothers Group PLC	5,542	62,109
CLS Holdings PLC REIT	6,203	10,662
CNH Industrial NV	36,542	526,448
Coats Group PLC	60,502	53,536
Compass Group PLC	65,849	1,843,452
Computacenter PLC	3,048	88,739
Concentric AB	1,449	27,568
ConvaTec Group PLC (b)	62,544	163,166
Cranswick PLC	1,932	79,730
Crest Nicholson Holdings PLC	9,372	22,448
Croda International PLC	5,248	375,369
Currys PLC	42,903	28,554
Darktrace PLC (a)	17,616	69,025
DCC PLC	3,772	210,908
Dechra Pharmaceuticals PLC	4,260	199,632
Deliveroo PLC (a)(b)	53,812	78,334
Derwent London PLC REIT	3,850	100,341
DFS Furniture PLC	8,890	12,206
Diageo PLC	82,956	3,563,702
Diploma PLC	4,650	176,408
Direct Line Insurance Group PLC	49,749	85,986
DiscoverIE Group PLC	3,501	37,388
Domino's Pizza Group PLC	14,874	52,192
Dowlais Group PLC (a)	50,195	81,046
Dr Martens PLC	23,558	36,629
Drax Group PLC	15,806	116,551
DS Smith PLC	51,213	176,968
Dunelm Group PLC	4,609	65,687
easyJet PLC (a)	14,446	88,634
Security Description	Shares	Value
Elementis PLC (a)	21,255	$27,563
Empiric Student Property PLC REIT	22,069	23,624
EnQuest PLC (a)	10,689	2,048
Entain PLC	21,676	350,535
Essentra PLC	10,584	21,826
FDM Group Holdings PLC	3,385	24,143
Firstgroup PLC	27,932	51,811
Forterra PLC (b)	7,334	15,068
Frasers Group PLC (a)	5,379	48,007
Future PLC	4,070	34,927
Games Workshop Group PLC	1,213	168,403
Genuit Group PLC	9,225	34,422
Genus PLC	2,376	65,429
Grafton Group PLC CDI	7,207	71,624
Grainger PLC	24,416	70,526
Great Portland Estates PLC REIT	7,428	39,191
Greggs PLC	3,875	125,822
Gym Group PLC (a)(b)	6,053	7,018
Halfords Group PLC	9,201	25,220
Halma PLC	13,981	404,731
Hammerson PLC REIT (c)	157,063	49,721
Harbour Energy PLC	22,324	64,880
Hargreaves Lansdown PLC	13,337	138,293
Hays PLC	60,576	78,708
Headlam Group PLC	2,902	9,187
Helical PLC REIT	3,745	12,379
Henry Boot PLC	4,026	10,749
Hill & Smith PLC	2,915	55,664
Hilton Food Group PLC	3,284	26,053
Hiscox Ltd.	13,257	183,880
Howden Joinery Group PLC	20,610	168,325
HSBC Holdings PLC	747,942	5,911,724
Hunting PLC	5,656	14,338
Ibstock PLC (b)	14,979	26,642
IG Group Holdings PLC	15,466	133,117
IMI PLC	9,782	203,956
Imperial Brands PLC	33,812	747,327
Inchcape PLC	15,184	150,090
Indivior PLC (a)	4,959	114,933
Informa PLC	51,896	479,000
IntegraFin Holdings PLC	10,270	30,945
InterContinental Hotels Group PLC	6,590	455,271
Intermediate Capital Group PLC	10,965	192,028
International Consolidated Airlines Group SA (a)	93,154	191,740
International Distributions Services PLC	26,692	74,962
Intertek Group PLC	5,940	322,085
Investec PLC	20,372	114,167
IP Group PLC	36,727	26,381
ITV PLC	136,778	118,769
J D Wetherspoon PLC (a)	3,735	31,934
J Sainsbury PLC	65,962	225,586

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
JD Sports Fashion PLC	92,295	$171,315
John Wood Group PLC (a)	24,911	42,850
Johnson Matthey PLC	6,835	151,722
Jupiter Fund Management PLC	16,758	22,925
Just Eat Takeaway.com NV (a)(b)(c)	5,827	89,230
Just Eat Takeaway.com NV (a)(b)	1,255	19,274
Just Group PLC	37,859	37,447
Kainos Group PLC	3,256	50,999
Keller Group PLC	2,493	22,186
Kier Group PLC (a)	15,202	14,515
Kingfisher PLC	71,616	210,961
Lancashire Holdings Ltd.	9,444	69,398
Land Securities Group PLC REIT	25,596	186,853
Legal & General Group PLC	222,451	642,835
Liontrust Asset Management PLC	2,255	20,527
Lloyds Banking Group PLC	2,404,845	1,332,721
London Stock Exchange Group PLC	15,467	1,645,089
LondonMetric Property PLC REIT	35,353	74,341
LXI REIT PLC	61,365	67,172
M&G PLC	87,293	212,416
Man Group PLC	43,977	122,164
Marks & Spencer Group PLC (a)	74,389	182,245
Marshalls PLC	9,449	28,903
Marston's PLC (a)	22,494	8,408
Melrose Industries PLC	50,195	323,034
Mitchells & Butlers PLC (a)	9,714	25,219
Mitie Group PLC	49,454	60,610
MJ Gleeson PLC	2,002	9,519
Mobico Group PLC	19,685	24,338
Molten Ventures PLC (a)	4,840	16,442
Moneysupermarket.com Group PLC	19,626	67,569
Moonpig Group PLC (a)	10,232	18,758
Morgan Advanced Materials PLC	10,451	36,473
Morgan Sindall Group PLC	1,587	36,923
National Grid PLC	135,652	1,794,460
NatWest Group PLC	190,601	583,508
NCC Group PLC	10,695	13,148
Next PLC	4,490	393,877
Ninety One PLC	9,916	21,179
Ocado Group PLC (a)	22,536	162,739
On the Beach Group PLC (a)(b)	5,435	6,633
OSB Group PLC	15,979	97,512
Oxford Biomedica PLC (a)	2,585	13,803
Oxford Instruments PLC	1,998	69,346
Oxford Nanopore Technologies PLC (a)	24,508	66,429
Pagegroup PLC	12,029	61,417
Paragon Banking Group PLC	8,692	58,679
Pearson PLC	26,465	276,573
Pennon Group PLC	9,945	89,896
Security Description	Shares	Value
Pepco Group NV (a)	5,859	$53,096
Persimmon PLC	11,947	155,761
Pets at Home Group PLC	18,328	87,753
Phoenix Group Holdings PLC	31,752	214,677
Picton Property Income Ltd. REIT	18,609	16,561
Playtech PLC (a)	11,257	84,438
Premier Foods PLC	23,872	38,666
Primary Health Properties PLC REIT	47,889	58,114
PZ Cussons PLC	11,825	24,355
QinetiQ Group PLC	19,034	85,616
Quilter PLC (b)	44,182	44,487
Rathbones Group PLC	2,345	55,453
Reach PLC	11,236	9,514
Reckitt Benckiser Group PLC	27,166	2,041,858
Redde Northgate PLC	9,023	43,018
Redrow PLC	10,558	59,195
RELX PLC	71,429	2,380,165
Renewi PLC (a)	2,703	17,698
Renishaw PLC	1,247	61,861
Rentokil Initial PLC	92,883	726,234
Restaurant Group PLC (a)	27,031	13,059
Rightmove PLC	31,541	209,801
Rolls-Royce Holdings PLC (a)	308,302	592,056
Rotork PLC	32,710	126,754
RS GROUP PLC	17,538	169,501
S4 Capital PLC (a)	16,433	26,324
Sabre Insurance Group PLC (b)	9,138	15,730
Safestore Holdings PLC REIT	8,272	89,286
Sage Group PLC	37,717	443,456
Savills PLC	5,265	56,963
Schroders PLC	35,900	199,590
Segro PLC REIT	44,540	405,895
Senior PLC	14,410	32,134
Serco Group PLC	44,748	88,578
Severn Trent PLC	9,364	305,480
Shaftesbury Capital PLC REIT	52,952	77,486
Smith & Nephew PLC	32,328	521,151
Smiths Group PLC	12,916	269,957
Softcat PLC	5,136	92,460
Spectris PLC	4,030	184,191
Spirax-Sarco Engineering PLC	2,710	357,112
Spire Healthcare Group PLC (b)	9,657	26,090
Spirent Communications PLC	22,386	46,561
SSE PLC	40,487	947,621
SSP Group PLC (a)	29,029	92,560
St. James's Place PLC	20,156	278,676
Standard Chartered PLC	86,344	749,753
SThree PLC	4,606	19,998
Subsea 7 SA	8,421	105,051
Synthomer PLC (a)	12,746	11,813
Tate & Lyle PLC	15,277	141,007
Taylor Wimpey PLC	132,362	172,906
Telecom Plus PLC	2,869	61,643
Tesco PLC	267,368	844,358

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
THG PLC (a)(c)	27,128	$28,109
TORM PLC Class A	1,011	24,324
TP ICAP Group PLC	28,852	55,462
Trainline PLC (a)(b)	17,264	57,286
Travis Perkins PLC	8,170	84,383
Treatt PLC	2,044	16,242
Tritax Big Box REIT PLC	70,553	112,122
Trustpilot Group PLC (a)(b)	12,598	10,875
TT Electronics PLC	5,954	11,930
Tyman PLC	6,771	22,080
U.K. Commercial Property REIT Ltd. (c)	26,922	16,566
Unilever PLC	97,001	5,053,131
UNITE Group PLC REIT	11,291	124,887
United Utilities Group PLC	25,097	306,819
Vanquis Banking Group PLC	9,009	21,785
Vesuvius PLC	10,000	50,651
Victrex PLC	3,160	55,923
VIDENDUM PLC	1,813	15,950
Virgin Money U.K. PLC	45,574	86,650
Vistry Group PLC	11,760	98,752
Vodafone Group PLC	855,312	804,351
Volution Group PLC	6,957	33,451
Watches of Switzerland Group PLC (a)(b)	9,261	71,880
Weir Group PLC	9,669	215,860
WH Smith PLC	4,964	97,694
Whitbread PLC	7,490	322,429
Wickes Group PLC	8,891	13,847
Wincanton PLC	4,252	13,596
Wise PLC Class A (a)	24,723	206,569
Workspace Group PLC REIT	5,555	33,391
WPP PLC	40,219	421,025
		76,967,710
UNITED STATES — 8.8%
Carnival PLC (a)	5,167	85,431
Diversified Energy Co. PLC	31,968	35,928
Experian PLC	33,891	1,300,376
GSK PLC	151,058	2,667,158
Haleon PLC	218,040	893,294
Holcim AG (a)	19,589	1,318,122
HUUUGE, Inc. (a)(b)	1,765	11,577
Nestle SA	98,513	11,848,207
PolyPeptide Group AG (a)(b)	560	11,749
Profoto Holding AB	575	4,365
PureTech Health PLC (a)	11,754	32,502
QIAGEN NV (a)	8,499	381,467
REC Silicon ASA (a)(c)	10,592	15,878
RHI Magnesita NV	1,220	41,134
Roche Holding AG (e)	25,921	7,924,209
Roche Holding AG Bearer Shares (c)(e)	1,078	353,771
Sanofi	42,208	4,522,006
Schneider Electric SE	21,068	3,826,116
Signify NV (b)	4,830	135,269
Sinch AB (a)(b)(c)	26,752	60,309
Security Description	Shares	Value
Stellantis NV (e)	31,033	$544,421
Stellantis NV (e)	54,524	957,125
Swiss Re AG	10,657	1,072,549
Tenaris SA	17,298	258,831
		38,301,794
TOTAL COMMON STOCKS (Cost $449,281,902)		430,687,253

PREFERRED STOCKS — 0.1%
GERMANY — 0.1%
Dr. Ing. h.c. F. Porsche AG, 0.89%% (a)(b)	4,250	527,431
KSB SE & Co. KGaA , Preference Shares (f)	24	13,301
		540,732
TOTAL PREFERRED STOCKS (Cost $463,214)		540,732
RIGHTS — 0.0% (d)
AUSTRIA — 0.0% (d)
Lenzing AG (expiring 07/05/23) (a)	463	2,698
BELGIUM — 0.0% (d)
Aedifica SA (expiring 07/01/23) (a)	1,459	1,939
NORWAY — 0.0% (d)
poLight ASA (expiring 04/28/23) (a)(g)	276	—
SPAIN — 0.0% (d)
Corp. Financiera Alba SA (a)	541	620
Sacyr SA (expiring 07/04/23) (a)(c)	16,200	1,451
		2,071
TOTAL RIGHTS (Cost $8,545)		6,708
WARRANTS — 0.0% (d)
ITALY — 0.0% (d)
Webuild SpA (expiring 08/02/30) (a)(c)(g)	775	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (h)(i)	165,860	165,893

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (j)(k)	3,350,217	$3,350,217
TOTAL SHORT-TERM INVESTMENTS (Cost $3,516,110)		3,516,110
TOTAL INVESTMENTS — 100.2% (Cost $453,269,771)		434,750,803
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,004,448)
NET ASSETS — 100.0%		$433,746,355
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.1% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2023.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2023.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$430,662,991	$24,262	$0(a)	$430,687,253
Preferred Stocks	540,732	—	—	540,732
Rights	4,010	2,698	0(a)	6,708
Warrants	—	—	0(a)	0
Short-Term Investments	3,516,110	—	—	3,516,110
TOTAL INVESTMENTS	$434,723,843	$26,960	$0	$434,750,803
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2023.
Sector Breakdown as of June 30, 2023

% of Net Assets
Financials	17.3%
Industrials	16.4
Health Care	14.4
Consumer Discretionary	11.6
Consumer Staples	11.3
Information Technology	7.3
Materials	6.7
Energy	5.4
Utilities	4.1
Communication Services	3.4
Real Estate	1.5
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	91,716	$91,734	$13,404,897	$13,330,641	$(84)	$(13)	165,860	$165,893	$12,619
State Street Navigator Securities Lending Portfolio II	2,132,015	2,132,015	36,628,747	35,410,545	—	—	3,350,217	3,350,217	58,035
Total		$2,223,749	$50,033,644	$48,741,186	$(84)	$(13)		$3,516,110	$70,654
See accompanying notes to Schedule of Investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUSTRALIA — 1.0%
Flutter Entertainment PLC (a)	139,818	$28,105,769
BELGIUM — 1.5%
Anheuser-Busch InBev SA	709,479	40,118,588
CHINA — 1.5%
Prosus NV (a)	553,676	40,538,514
FINLAND — 1.8%
Nokia Oyj	4,214,902	17,637,391
Nordea Bank Abp	2,851,259	31,001,481
		48,638,872
FRANCE — 34.8%
Air Liquide SA	414,941	74,333,467
Airbus SE	464,786	67,117,332
AXA SA	1,531,061	45,142,237
BNP Paribas SA	928,009	58,439,083
Danone SA	508,071	31,118,718
EssilorLuxottica SA	240,094	45,211,299
Hermes International	27,857	60,480,073
Kering SA	57,012	31,448,376
L'Oreal SA	192,261	89,587,136
LVMH Moet Hennessy Louis Vuitton SE	205,675	193,649,860
Pernod Ricard SA	160,473	35,435,402
Safran SA	300,542	47,039,304
TotalEnergies SE	1,973,290	113,132,796
Vinci SA	467,930	54,308,244
		946,443,327
GERMANY — 26.3%
adidas AG	131,764	25,556,687
Allianz SE	319,587	74,336,343
BASF SE	708,293	34,364,099
Bayer AG	778,475	43,034,867
Bayerische Motoren Werke AG	253,919	31,170,933
Deutsche Boerse AG	150,556	27,775,799
Deutsche Post AG	780,656	38,096,360
Deutsche Telekom AG	2,747,722	59,883,366
Infineon Technologies AG	1,034,815	42,658,642
Mercedes-Benz Group AG	633,772	50,938,788
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	108,138	40,537,445
SAP SE	859,671	117,368,975
Siemens AG	593,478	98,767,316
Volkswagen AG Preference Shares	163,398	21,916,179
Vonovia SE	538,561	10,514,569
		716,920,368
IRELAND — 1.2%
CRH PLC	595,998	32,836,818
ITALY — 5.0%
Enel SpA	6,155,668	41,423,275
Security Description	Shares	Value
Eni SpA	1,808,369	$26,007,179
Intesa Sanpaolo SpA	12,783,626	33,472,657
UniCredit SpA	1,537,877	35,678,934
		136,582,045
NETHERLANDS — 12.3%
Adyen NV (a)(b)	22,666	39,214,636
ASML Holding NV	319,448	231,067,352
ING Groep NV	2,868,111	38,606,960
Koninklijke Ahold Delhaize NV	773,134	26,367,480
		335,256,428
SPAIN — 6.6%
Banco Bilbao Vizcaya Argentaria SA	4,778,280	36,658,555
Banco Santander SA (c)	13,038,188	48,150,500
Iberdrola SA	4,669,839	60,882,811
Industria de Diseno Textil SA	880,675	34,070,561
		179,762,427
UNITED STATES — 7.8%
Sanofi	906,580	97,127,566
Schneider Electric SE	452,535	82,183,939
Stellantis NV	1,863,724	32,716,175
		212,027,680
TOTAL COMMON STOCKS (Cost $2,554,234,351)		2,717,230,836

SHORT-TERM INVESTMENTS — 0.0% (d)
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (e)(f)	788,133	788,291
State Street Navigator Securities Lending Portfolio II (g)(h)	217,229	217,229
TOTAL SHORT-TERM INVESTMENTS (Cost $1,005,520)		1,005,520
TOTAL INVESTMENTS — 99.8% (Cost $2,555,239,871)		2,718,236,356
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		5,178,855
NET ASSETS — 100.0%		$2,723,415,211
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2023.
(d)	Amount is less than 0.05% of net assets.

See accompanying notes to Schedule of Investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2023.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,717,230,836	$—	$—	$2,717,230,836
Short-Term Investments	1,005,520	—	—	1,005,520
TOTAL INVESTMENTS	$2,718,236,356	$—	$—	$2,718,236,356
Sector Breakdown as of June 30, 2023

		% of Net Assets
	Consumer Discretionary	20.2%
	Financials	18.7
	Information Technology	15.0
	Industrials	14.2
	Consumer Staples	8.2
	Health Care	6.8
	Materials	5.2
	Energy	5.1
	Utilities	3.8
	Communication Services	2.2
	Real Estate	0.4
	Short-Term Investments	0.0 (a)
	Other Assets in Excess of Liabilities	0.2
	TOTAL	100.0%
(a)	Amount is less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	922,874	$923,059	$79,227,060	$79,361,663	$(37)	$(128)	788,133	$788,291	$47,469
State Street Navigator Securities Lending Portfolio II	11,059,238	11,059,238	533,728,106	544,570,115	—	—	217,229	217,229	161,253
Total		$11,982,297	$612,955,166	$623,931,778	$(37)	$(128)		$1,005,520	$208,722
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CHINA — 40.1%
111, Inc. ADR (a)	11,447	$28,160
360 Security Technology, Inc. Class A (a)	14,400	24,822
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	21,200	101,646
3SBio, Inc. (b)	27,500	27,617
5I5J Holding Group Co. Ltd. Class A	73,200	26,665
AAC Technologies Holdings, Inc. (c)	55,000	129,418
Addsino Co. Ltd. Class A	24,100	33,128
Advanced Technology & Materials Co. Ltd. Class A	41,500	54,023
AECC Aero-Engine Control Co. Ltd. Class A	27,800	93,242
AECC Aviation Power Co. Ltd. Class A	12,700	73,776
Aerospace Hi-Tech Holdings Group Ltd. Class A	34,467	50,695
Agile Group Holdings Ltd. (a)(c)	249,598	39,494
Agora, Inc. ADR (a)	1,531	4,792
Agricultural Bank of China Ltd. Class H	2,009,703	789,869
Air China Ltd. Class H (a)(c)	281,414	200,379
Airtac International Group	12,088	397,829
AK Medical Holdings Ltd. (b)(c)	10,000	8,677
Akeso, Inc. (a)(b)	48,000	216,522
Alibaba Group Holding Ltd. (a)	1,001,104	10,373,076
A-Living Smart City Services Co. Ltd. (a)(b)	18,750	12,059
All Winner Technology Co. Ltd. Class A	15,540	58,210
Alpha Group Class A (a)	32,100	44,037
Alphamab Oncology (a)(b)(c)	53,000	50,588
Aluminum Corp. of China Ltd. Class H	530,304	228,048
Angang Steel Co. Ltd. Class H	269,616	70,530
Anhui Conch Cement Co. Ltd. Class H	132,860	352,639
Anhui Expressway Co. Ltd. Class H	32,000	30,911
Anhui Guangxin Agrochemical Co. Ltd. Class A	32,500	120,979
Anhui Gujing Distillery Co. Ltd. Class B (a)	11,700	201,554
Anhui Honglu Steel Construction Group Co. Ltd. Class A	7,660	30,335
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	82,080	57,204
Anhui Jinhe Industrial Co. Ltd. Class A	13,100	42,497
Security Description	Shares	Value
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	38,880	$56,117
Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	45,300	44,336
ANTA Sports Products Ltd.	85,925	877,714
Aotecar New Energy Technology Co. Ltd. Class A (a)	205,100	75,276
Apeloa Pharmaceutical Co. Ltd. Class A	26,700	65,109
Ascentage Pharma Group International (a)(b)(c)	7,400	19,924
Autohome, Inc. ADR	4,193	122,268
Avary Holding Shenzhen Co. Ltd. Class A	9,000	30,050
AviChina Industry & Technology Co. Ltd. Class H	337,000	163,413
AVICOPTER PLC Class A	7,600	41,600
Bafang Electric Suzhou Co. Ltd. Class A	2,520	24,290
BAIC Motor Corp. Ltd. Class H (b)	149,000	36,125
Baidu, Inc. Class A (a)	161,390	2,734,935
Bank of China Ltd. Class H	4,888,466	1,958,730
Bank of Communications Co. Ltd. Class H	1,486,975	984,789
Bank of Jiangsu Co. Ltd. Class A (a)	104,450	105,530
Bank of Nanjing Co. Ltd. Class A	70,900	77,968
Bank of Ningbo Co. Ltd. Class A	41,060	142,797
Bank of Shanghai Co. Ltd. Class A	57,400	45,369
Baoshan Iron & Steel Co. Ltd. Class A	102,300	79,030
Baozun, Inc. Class A (a)	5,879	7,817
BBMG Corp. Class H	165,000	18,107
Beibuwan Port Co. Ltd. Class A	36,400	38,027
BeiGene Ltd. (a)	39,475	541,002
Beijing BDStar Navigation Co. Ltd. Class A (a)	12,300	59,447
Beijing Capital International Airport Co. Ltd. Class H (a)	82,000	53,051
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H (c)	3,250	6,304
Beijing Easpring Material Technology Co. Ltd. Class A	3,300	22,831
Beijing Enterprises Holdings Ltd.	60,500	218,867
Beijing Enterprises Water Group Ltd.	354,000	84,021
Beijing Jetsen Technology Co. Ltd. Class A (a)	194,000	168,271

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Beijing Shiji Information Technology Co. Ltd. Class A (a)	24,559	$47,263
Beijing SL Pharmaceutical Co. Ltd. Class A	23,500	32,594
BGI Genomics Co. Ltd. Class A	400	3,299
Biem.L.Fdlkk Garment Co. Ltd. Class A	18,260	88,880
Bilibili, Inc. Class Z (a)	15,064	224,328
Bit Digital, Inc. (a)(c)	7,347	29,829
Blue Sail Medical Co. Ltd. Class A	21,700	21,417
BOE Technology Group Co. Ltd. Class A	122,400	68,815
BOE Technology Group Co. Ltd. Class B	134,700	55,175
Bosideng International Holdings Ltd.	150,000	63,165
B-Soft Co. Ltd. Class A	133,010	153,217
BTG Hotels Group Co. Ltd. Class A (a)	17,700	46,106
BYD Co. Ltd. Class H	71,827	2,291,395
BYD Electronic International Co. Ltd.	62,000	187,505
Canaan, Inc. ADR (a)(c)	12,122	25,820
Cango, Inc. ADR	490	573
CanSino Biologics, Inc. Class H (b)(c)	4,000	13,348
CECEP Solar Energy Co. Ltd. Class A	85,700	79,871
CETC Cyberspace Security Technology Co. Ltd. Class A	9,900	37,927
CETC Digital Technology Co. Ltd. Class A	17,800	57,720
CETC Potevio Science&Technology Co. Ltd. Class A	23,896	75,221
CGN New Energy Holdings Co. Ltd. (c)	104,000	28,931
CGN Nuclear Technology Development Co. Ltd. Class A	40,900	46,270
CGN Power Co. Ltd. Class H (b)	947,000	228,394
Changchun Faway Automobile Components Co. Ltd. Class A	33,490	37,703
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	600	11,242
Changjiang Securities Co. Ltd. Class A	44,500	35,479
Chengdu Hongqi Chain Co. Ltd. Class A	68,197	54,747
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	10,100	26,545
Security Description	Shares	Value
Chengtun Mining Group Co. Ltd. Class A	54,600	$36,476
Chengxin Lithium Group Co. Ltd. Class A	8,200	35,923
China Aoyuan Group Ltd. (a)(c)(d)	145,000	5,458
China Baoan Group Co. Ltd. Class A	60,300	100,047
China Cinda Asset Management Co. Ltd. Class H	834,600	83,070
China CITIC Bank Corp. Ltd. Class H	603,341	283,324
China Coal Energy Co. Ltd. Class H	89,000	66,098
China Communications Services Corp. Ltd. Class H	100,000	49,256
China Conch Environment Protection Holdings Ltd. (a)(c)	114,583	33,483
China Conch Venture Holdings Ltd.	110,083	143,282
China Construction Bank Corp. Class H (a)	6,105,647	3,950,135
China Dongxiang Group Co. Ltd.	334,000	12,999
China Eastern Airlines Corp. Ltd. Class H (a)(c)	136,000	45,989
China Education Group Holdings Ltd. (c)	41,000	31,914
China Everbright Bank Co. Ltd. Class A (a)	208,330	87,916
China Everbright Environment Group Ltd.	302,000	119,080
China Everbright Ltd.	92,000	55,060
China Evergrande Group (a)(d)	298,000	6,274
China Feihe Ltd. (b)	126,000	70,102
China Galaxy Securities Co. Ltd. Class A	27,100	43,249
China Galaxy Securities Co. Ltd. Class H	260,600	139,003
China Gas Holdings Ltd.	194,200	222,287
China Great Wall Securities Co. Ltd. Class A (a)	19,000	21,234
China Harmony Auto Holding Ltd. (a)(c)	44,500	4,884
China International Capital Corp. Ltd. Class H (a)(b)	62,800	110,108
China International Marine Containers Group Co. Ltd. Class H	111,700	64,854
China Jinmao Holdings Group Ltd.	379,336	55,667
China Kings Resources Group Co. Ltd. Class A	33,111	106,277
China Lesso Group Holdings Ltd.	100,000	65,590

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
China Life Insurance Co. Ltd. Class H	701,261	$1,168,679
China Lilang Ltd.	56,000	30,013
China Literature Ltd. (a)(b)(c)	7,600	31,955
China Longyuan Power Group Corp. Ltd. Class H	359,637	370,348
China Medical System Holdings Ltd.	123,000	200,276
China Meheco Co. Ltd. Class A	32,380	57,774
China Meidong Auto Holdings Ltd. (c)	14,000	16,168
China Mengniu Dairy Co. Ltd. (a)	262,041	986,424
China Merchants Bank Co. Ltd. Class A	118,745	534,734
China Merchants Bank Co. Ltd. Class H	268,946	1,221,764
China Merchants Port Holdings Co. Ltd.	213,009	300,625
China Merchants Securities Co. Ltd. Class A	34,766	64,851
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	35,000	62,689
China Minsheng Banking Corp. Ltd. Class H (c)	383,720	141,999
China National Accord Medicines Corp. Ltd. Class B	17,290	32,918
China National Building Material Co. Ltd. Class H	304,000	186,979
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	16,800	55,378
China Oilfield Services Ltd. Class H	104,557	107,938
China Overseas Land & Investment Ltd.	341,169	743,584
China Overseas Property Holdings Ltd.	172,361	173,536
China Pacific Insurance Group Co. Ltd. Class A	15,900	56,783
China Pacific Insurance Group Co. Ltd. Class H	214,397	554,008
China Petroleum & Chemical Corp. Class H	1,375,421	805,602
China Power International Development Ltd. (c)	199,000	73,134
China Railway Group Ltd. Class H	463,000	305,453
China Rare Earth Resources & Technology Co. Ltd. Class A	3,200	13,020
China Resources Beer Holdings Co. Ltd.	137,590	905,960
China Resources Cement Holdings Ltd.	34,000	14,014
China Resources Gas Group Ltd.	65,000	222,290
Security Description	Shares	Value
China Resources Land Ltd.	246,232	$1,043,170
China Resources Medical Holdings Co. Ltd.	46,000	35,278
China Resources Power Holdings Co. Ltd.	235,695	532,348
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	9,800	81,716
China Shenhua Energy Co. Ltd. Class H	302,023	923,034
China South City Holdings Ltd. (a)(c)	264,000	16,507
China Southern Airlines Co. Ltd. Class H (a)(c)	182,000	102,652
China State Construction Engineering Corp. Ltd. Class A	145,500	114,803
China Taiping Insurance Holdings Co. Ltd.	91,141	94,670
China Testing & Certification International Group Co. Ltd. Class A	55,156	79,306
China Tourism Group Duty Free Corp. Ltd. Class A	10,300	156,494
China Tower Corp. Ltd. Class H (b)	2,818,000	312,847
China TransInfo Technology Co. Ltd. Class A (a)	24,400	45,749
China Travel International Investment Hong Kong Ltd. (a)	172,000	33,581
China Vanke Co. Ltd. Class A	48,700	93,855
China Vanke Co. Ltd. Class H	104,300	140,014
China Yangtze Power Co. Ltd. Class A	122,400	371,164
China Yongda Automobiles Services Holdings Ltd.	72,500	36,451
China Zhenhua Group Science & Technology Co. Ltd. Class A	15,400	202,905
Chinasoft International Ltd. (a)	144,000	90,590
Chlitina Holding Ltd.	19,000	121,707
Chongqing Brewery Co. Ltd. Class A	7,800	98,813
Chongqing Changan Automobile Co. Ltd. Class A (a)	28,554	50,751
Chongqing Changan Automobile Co. Ltd. Class B (a)	139,556	65,178
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A (a)	35,662	104,317
Chongqing Gas Group Corp. Ltd. Class A	40,400	37,763
Chongqing Rural Commercial Bank Co. Ltd. Class H	148,000	52,314

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Chongqing Zaisheng Technology Corp. Ltd. Class A	5,740	$3,369
Chongqing Zhifei Biological Products Co. Ltd. Class A	13,200	80,200
Chongqing Zongshen Power Machinery Co. Ltd. Class A	49,100	47,785
Chow Tai Seng Jewellery Co. Ltd. Class A	21,732	53,114
CIFI Ever Sunshine Services Group Ltd. (d)	20,000	5,838
CIFI Holdings Group Co. Ltd. (a)(c)(d)	296,376	21,557
CITIC Ltd.	438,000	522,586
CITIC Resources Holdings Ltd.	2,000	101
CITIC Securities Co. Ltd. Class A	42,375	115,217
CITIC Securities Co. Ltd. Class H	185,850	336,762
CITIC Telecom International Holdings Ltd.	147,000	56,274
CMOC Group Ltd. Class H (c)	297,000	155,386
CMST Development Co. Ltd. Class A	83,500	61,866
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	97,035	78,564
Colour Life Services Group Co. Ltd. (a)(d)	65,000	2,571
Consun Pharmaceutical Group Ltd.	126,400	85,486
Contemporary Amperex Technology Co. Ltd. Class A	18,081	568,641
COSCO SHIPPING Development Co. Ltd. Class H	908,339	112,433
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (a)(c)	179,215	179,750
COSCO SHIPPING Holdings Co. Ltd. Class A	159,100	205,578
COSCO SHIPPING Holdings Co. Ltd. Class H	111,950	100,856
COSCO SHIPPING Ports Ltd. (c)	36,456	21,678
Country Garden Holdings Co. Ltd. (a)(c)	584,825	118,658
Country Garden Services Holdings Co. Ltd.	62,865	81,182
CQ Pharmaceutical Holding Co. Ltd. Class A (a)	61,500	56,894
CSC Financial Co. Ltd. Class A	13,700	45,574
CSG Holding Co. Ltd. Class B (a)	138,950	45,746
CSPC Pharmaceutical Group Ltd.	610,320	530,368
CStone Pharmaceuticals (a)(b)	45,000	14,298
CTS International Logistics Corp. Ltd. Class A	52,980	66,345
Security Description	Shares	Value
Daan Gene Co. Ltd. Class A	45,960	$62,987
Dada Nexus Ltd. ADR (a)	844	4,482
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	83,800	59,209
Daqo New Energy Corp. ADR (a)	4,601	182,660
Datang International Power Generation Co. Ltd. Class H	246,000	46,459
Dazhong Transportation Group Co. Ltd. Class B (a)	69,450	13,959
Deppon Logistics Co. Ltd. Class A (a)	24,200	51,295
DHC Software Co. Ltd. Class A	69,900	67,836
Digital China Group Co. Ltd. Class A	25,600	93,570
Digital China Information Service Co. Ltd. Class A	29,700	50,216
Do-Fluoride New Materials Co. Ltd. Class A	10,220	27,900
Dongfang Electric Corp. Ltd. Class H	7,200	9,206
Dongfeng Motor Group Co. Ltd. Class H	324,468	148,227
Dongyue Group Ltd.	88,000	65,804
Double Medical Technology, Inc. Class A (a)	9,800	41,868
East Buy Holding Ltd. (a)(b)(c)	30,500	99,246
East Group Co. Ltd. Class A	24,400	22,472
East Money Information Co. Ltd. Class A	12,100	23,619
Ecovacs Robotics Co. Ltd. Class A	11,300	120,801
Eve Energy Co. Ltd. Class A	7,300	60,710
Everbright Securities Co. Ltd. Class A	25,600	55,917
Evergrande Property Services Group Ltd. (a)(b)(c)(d)	191,000	14,014
Fanhua, Inc. ADR (a)	7,105	59,043
Far East Horizon Ltd. (c)	209,000	165,352
FAW Jiefang Group Co. Ltd. Class A (a)	33,800	38,888
FIH Mobile Ltd. (a)	154,000	15,525
First Tractor Co. Ltd. Class H (c)	40,000	18,886
Flat Glass Group Co. Ltd. Class A	23,900	126,517
Flat Glass Group Co. Ltd. Class H (c)	19,000	64,856
Focus Media Information Technology Co. Ltd. Class A	80,500	75,357
Foran Energy Group Co. Ltd. Class A	32,370	57,222
Foshan Haitian Flavouring & Food Co. Ltd. Class A	26,201	168,735
Foxconn Industrial Internet Co. Ltd. Class A	21,700	75,169
Fufeng Group Ltd.	80,000	40,426

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Fujian Star-net Communication Co. Ltd. Class A	11,300	$35,089
Fujian Sunner Development Co. Ltd. Class A	12,300	32,378
Full Truck Alliance Co. Ltd. ADR (a)	29,769	185,163
Fuyao Glass Industry Group Co. Ltd. Class A	15,400	75,891
Ganfeng Lithium Group Co. Ltd. Class A	13,380	112,119
Ganfeng Lithium Group Co. Ltd. Class H (a)(b)	17,600	114,764
Gaotu Techedu, Inc. ADR (a)	37,249	107,650
GCL New Energy Holdings Ltd. (a)(c)	3,641	246
GCL System Integration Technology Co. Ltd. Class A (a)	61,900	24,931
GCL Technology Holdings Ltd. (c)	232,000	53,584
GDS Holdings Ltd. Class A (a)	36,920	50,410
Geely Automobile Holdings Ltd.	394,709	481,512
Genimous Technology Co. Ltd. Class A (a)	38,000	36,617
Genscript Biotech Corp. (a)(c)	86,000	193,145
Getein Biotech, Inc. Class A	27,928	49,485
GF Securities Co. Ltd. Class H (a)	80,400	111,008
Giant Network Group Co. Ltd. Class A	18,800	46,336
GigaDevice Semiconductor, Inc. Class A	5,128	74,896
Ginlong Technologies Co. Ltd. Class A (a)	2,800	40,067
GoerTek, Inc. Class A	23,300	56,850
Goke Microelectronics Co. Ltd. Class A (a)	8,000	91,659
Golden Solar New Energy Technology Holdings Ltd. (a)(c)	52,000	45,055
GoldenHome Living Co. Ltd. Class A	15,848	73,023
Goldenmax International Group Ltd. Class A	30,700	38,951
GOME Retail Holdings Ltd. (a)(c)(d)	1,148,322	7,693
Goodbaby International Holdings Ltd. (a)	163,000	11,440
GoodWe Technologies Co. Ltd. Class A	2,907	66,677
Gotion High-tech Co. Ltd. Class A (a)	2,100	7,973
Grandblue Environment Co. Ltd. Class A	17,228	44,830
Great Wall Motor Co. Ltd. Class H (c)	257,492	294,733
Gree Real Estate Co. Ltd. Class A	59,300	55,919
Security Description	Shares	Value
Greentown China Holdings Ltd.	77,500	$77,633
Grinm Advanced Materials Co. Ltd. Class A	25,800	46,601
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (a)	117,500	118,069
Guangdong Haid Group Co. Ltd. Class A	8,900	57,304
Guangdong Hongda Holdings Group Co. Ltd. Class A	18,300	74,057
Guangdong Investment Ltd.	252,000	217,380
Guangdong Kinlong Hardware Products Co. Ltd. Class A	1,400	12,453
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	31,600	78,318
Guangshen Railway Co. Ltd. Class H (a)	36,500	11,551
Guangzhou Automobile Group Co. Ltd. Class H	262,844	156,634
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	46,000	138,823
Guangzhou Great Power Energy & Technology Co. Ltd. Class A (a)	5,800	38,301
Guangzhou Haige Communications Group, Inc. Co. Class A	29,800	42,356
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	7,992	82,943
Guangzhou R&F Properties Co. Ltd. Class H (a)(c)	167,376	26,698
Guangzhou Restaurant Group Co. Ltd. Class A	13,800	53,608
Guangzhou Tinci Materials Technology Co. Ltd. Class A	10,720	60,697
Guizhou Panjiang Refined Coal Co. Ltd. Class A	91,484	87,399
Guocheng Mining Co. Ltd. Class A (a)	35,900	74,862
Guolian Securities Co. Ltd. Class A	1,500	1,876
Guosen Securities Co. Ltd. Class A	32,900	39,481
Guosheng Financial Holding, Inc. Class A (a)	1,900	2,293
Guotai Junan Securities Co. Ltd. Class A	29,800	57,308
H World Group Ltd. (a)	123,020	474,869
Haidilao International Holding Ltd. (b)(c)	52,000	114,397
Haier Smart Home Co. Ltd. Class A	27,800	89,727
Haier Smart Home Co. Ltd. Class H	149,498	470,245
Hainan Strait Shipping Co. Ltd. Class A	85,975	71,382

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Haisco Pharmaceutical Group Co. Ltd. Class A	15,800	$51,256
Haitian International Holdings Ltd.	53,000	123,630
Haitong Securities Co. Ltd. Class A	22,400	28,390
Haitong Securities Co. Ltd. Class H	249,200	152,638
Hang Zhou Great Star Industrial Co. Ltd. Class A	39,300	118,200
Hangcha Group Co. Ltd. Class A	34,860	112,849
Hangjin Technology Co. Ltd. Class A	4,200	19,266
Hangzhou Chang Chuan Technology Co. Ltd. Class A	10,700	69,850
Hangzhou Oxygen Plant Group Co. Ltd. Class A	20,500	96,825
Hangzhou Robam Appliances Co. Ltd. Class A	12,500	43,455
Hangzhou Silan Microelectronics Co. Ltd. Class A	16,700	69,488
Hangzhou Tigermed Consulting Co. Ltd. Class A (a)	10,700	94,927
Han's Laser Technology Industry Group Co. Ltd. Class A	9,000	32,413
Hansoh Pharmaceutical Group Co. Ltd. (b)	40,000	64,314
Harbin Boshi Automation Co. Ltd. Class A (a)	32,189	77,388
Health & Happiness H&H International Holdings Ltd.	19,500	25,082
Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	3,200	10,781
Hefei Meiya Optoelectronic Technology, Inc. Class A	12,950	45,838
Hello Group, Inc. ADR	11,356	109,131
Henan Lingrui Pharmaceutical Co. Class A	34,800	76,825
Henan Shuanghui Investment & Development Co. Ltd. Class A	17,800	59,922
Henan Yicheng New Energy Co. Ltd. Class A (a)	24,400	17,072
Henan Yuguang Gold & Lead Co. Ltd. Class A	29,000	25,114
Hengan International Group Co. Ltd.	62,500	263,188
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	39,200	98,124
Hengli Petrochemical Co. Ltd. Class A (a)	25,100	49,442
Hexing Electrical Co. Ltd. Class A	18,500	64,186
Hisense Home Appliances Group Co. Ltd. Class A	36,000	133,364
Security Description	Shares	Value
Hoyuan Green Energy Co. Ltd. Class A (a)	14,982	$153,531
Hua Hong Semiconductor Ltd. (a)(b)(c)	35,000	114,335
Huabao Flavours & Fragrances Co. Ltd. Class A	1,700	5,006
Huadian Power International Corp. Ltd. Class H (c)	150,000	78,287
Huadong Medicine Co. Ltd. Class A	14,900	88,829
Huafon Chemical Co. Ltd. Class A	57,000	53,750
Hualan Biological Engineering, Inc. Class A	18,544	57,125
Huaneng Power International, Inc. Class H (a)	464,472	290,421
Huangshan Tourism Development Co. Ltd. Class B (a)	49,400	37,050
Huatai Securities Co. Ltd. Class A	50,600	95,777
Huatai Securities Co. Ltd. Class H (b)	53,400	65,961
Huayu Automotive Systems Co. Ltd. Class A	16,000	40,600
Hubei Biocause Pharmaceutical Co. Ltd. Class A	46,800	19,300
Hubei Dinglong Co. Ltd. Class A	5,600	19,037
Huizhou Desay Sv Automotive Co. Ltd. Class A	10,700	229,170
Hunan Aihua Group Co. Ltd. Class A	13,800	39,950
Hundsun Technologies, Inc. Class A	17,418	106,043
HUYA, Inc. ADR (a)	4,153	14,868
Hytera Communications Corp. Ltd. Class A (a)	30,700	24,518
HyUnion Holding Co. Ltd. Class A (a)	18,700	17,300
Iflytek Co. Ltd. Class A (a)	12,400	115,839
IKD Co. Ltd. Class A	26,400	84,519
I-Mab ADR (a)	1,222	3,654
Industrial & Commercial Bank of China Ltd. Class H	4,811,028	2,566,176
Industrial Bank Co. Ltd. Class A	100,800	216,847
INESA Intelligent Tech, Inc. Class B	399,300	227,202
Ingdan, Inc. (b)(c)	3,000	536
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	47,800	86,864
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	141,900	79,973
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	21,300	82,919

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Inner Mongolia Yitai Coal Co. Ltd. Class B	161,181	$220,334
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	43,100	42,598
InnoCare Pharma Ltd. (a)(b)	31,000	27,928
Innovent Biologics, Inc. (a)(b)	62,500	236,072
Intco Medical Technology Co. Ltd. Class A	5,580	16,875
iQIYI, Inc. ADR (a)	17,799	95,047
JA Solar Technology Co. Ltd. Class A	21,484	123,149
Jason Furniture Hangzhou Co. Ltd. Class A (a)	11,010	57,738
JD Health International, Inc. (a)(b)(c)	33,600	212,021
JD.com, Inc. Class A	155,097	2,620,377
Jiajiayue Group Co. Ltd. Class A	17,100	29,476
Jiangsu Akcome Science & Technology Co. Ltd. Class A (a)	253,600	89,242
Jiangsu Eastern Shenghong Co. Ltd. Class A	16,800	27,296
Jiangsu Expressway Co. Ltd. Class H	268,299	247,189
Jiangsu Guotai International Group Co. Ltd. Class A	105,800	109,657
Jiangsu Hengli Hydraulic Co. Ltd. Class A	11,382	100,649
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	36,456	240,040
Jiangsu Hoperun Software Co. Ltd. Class A (a)	17,100	56,320
Jiangsu King's Luck Brewery JSC Ltd. Class A	10,000	72,579
Jiangsu Leike Defense Technology Co. Ltd. Class A (a)	54,000	38,822
Jiangsu Shagang Co. Ltd. Class A	89,500	49,334
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	7,400	133,611
Jiangsu Yangnong Chemical Co. Ltd. Class A	7,600	91,328
Jiangsu Yoke Technology Co. Ltd. Class A	26,700	267,484
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	16,097	79,635
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (a)	43,500	9,388
Jiangxi Copper Co. Ltd. Class H	199,578	306,628
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	21,500	109,646
Security Description	Shares	Value
Jinke Properties Group Co. Ltd. Class A (a)	73,400	$11,199
JinkoSolar Holding Co. Ltd. ADR (a)(c)	2,729	121,113
Jinneng Science&Technology Co. Ltd. Class A	25,600	28,469
JiuGui Liquor Co. Ltd. Class A	400	4,957
Jizhong Energy Resources Co. Ltd. Class A	134,700	118,132
JL Mag Rare-Earth Co. Ltd. Class A (a)	3,200	13,161
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	30,800	53,812
Joinn Laboratories China Co. Ltd. Class A	20,023	112,572
Jointown Pharmaceutical Group Co. Ltd. Class A	33,972	48,473
Joy City Property Ltd.	72,000	2,435
Joyoung Co. Ltd. Class A	21,800	44,800
JOYY, Inc. ADR	3,015	92,591
Juewei Food Co. Ltd. Class A	8,000	40,853
JW Cayman Therapeutics Co. Ltd. (a)(b)	24,500	8,035
Kama Co. Ltd. Class B (a)	182,049	73,366
Kandi Technologies Group, Inc. (a)	4,228	16,743
Kanzhun Ltd. ADR (a)	6,519	98,111
KE Holdings, Inc. ADR (a)	34,312	509,533
Keshun Waterproof Technologies Co. Ltd. Class A	6,220	7,832
Kingboard Holdings Ltd.	77,200	210,323
KingClean Electric Co. Ltd. Class A	18,840	65,806
Kingdee International Software Group Co. Ltd. (a)	170,000	227,343
Kingsoft Cloud Holdings Ltd. (a)(c)	6,390	2,617
Kingsoft Corp. Ltd.	75,200	296,037
Kintor Pharmaceutical Ltd. (a)(b)(c)	24,500	11,224
Konka Group Co. Ltd. Class B (a)	282,300	52,594
Kuaishou Technology (a)(b)	87,994	601,291
Kuang-Chi Technologies Co. Ltd. Class A	31,600	66,286
Kunlun Energy Co. Ltd.	316,000	248,393
Kweichow Moutai Co. Ltd. Class A	6,571	1,527,404
KWG Group Holdings Ltd. (a)(c)	125,451	16,008
KWG Living Group Holdings Ltd. (a)(c)	57,416	6,594
LB Group Co. Ltd. Class A	4,400	9,980
Lee & Man Paper Manufacturing Ltd.	159,000	52,752
Lenovo Group Ltd.	541,703	564,749

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Lens Technology Co. Ltd. Class A	7,900	$12,771
LexinFintech Holdings Ltd. ADR (a)	5,552	12,714
Li Auto, Inc. Class A (a)	48,928	845,998
Li Ning Co. Ltd.	169,757	913,056
Lier Chemical Co. Ltd. Class A	6,060	10,754
Lifetech Scientific Corp. (a)	176,000	59,965
Lingyi iTech Guangdong Co. Class A (a)	37,600	35,715
Livzon Pharmaceutical Group, Inc. Class H (a)	30,197	103,847
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	5,400	17,117
Longfor Group Holdings Ltd. (b)	98,000	238,103
LONGi Green Energy Technology Co. Ltd. Class A	53,612	211,285
Lu Thai Textile Co. Ltd. Class B	48,200	28,293
Luenmei Quantum Co. Ltd. Class A	29,500	28,264
Lufax Holding Ltd. ADR	9,400	13,442
Lushang Freda Pharmaceutical Co. Ltd. Class A	300	423
Luxshare Precision Industry Co. Ltd. Class A	46,108	205,670
Luye Pharma Group Ltd. (a)(b)(c)	149,000	62,934
Luzhou Laojiao Co. Ltd. Class A	8,700	250,627
Maanshan Iron & Steel Co. Ltd. Class A	186,100	65,744
Mango Excellent Media Co. Ltd. Class A	1,400	6,584
Maxscend Microelectronics Co. Ltd. Class A	2,592	34,429
Mayinglong Pharmaceutical Group Co. Ltd. Class A	17,000	64,987
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	40,000	39,094
Meituan Class B (a)(b)	311,317	4,858,493
Metallurgical Corp. of China Ltd. Class H	319,000	78,563
Microport Scientific Corp. (a)	54,963	99,313
Milkyway Chemical Supply Chain Service Co. Ltd. Class A	8,300	101,645
Ming Yuan Cloud Group Holdings Ltd. (a)(c)	34,000	15,229
Minth Group Ltd.	58,000	159,125
MLS Co. Ltd. Class A	26,400	33,386
Montnets Cloud Technology Group Co. Ltd. Class A (a)	17,500	31,970
Muyuan Foods Co. Ltd. Class A (a)	30,114	174,480
NanJi E-Commerce Co. Ltd. Class A (a)	32,100	16,900
Security Description	Shares	Value
Nanjing Hanrui Cobalt Co. Ltd. Class A	1,000	$4,455
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	17,847	33,119
NARI Technology Co. Ltd. Class A	47,136	149,673
NAURA Technology Group Co. Ltd. Class A	700	30,565
NavInfo Co. Ltd. Class A (a)	23,300	37,089
NetDragon Websoft Holdings Ltd.	44,500	83,701
NetEase, Inc.	136,570	2,659,391
New China Life Insurance Co. Ltd. Class A	8,600	43,468
New China Life Insurance Co. Ltd. Class H	59,000	155,469
New Hope Liuhe Co. Ltd. Class A (a)	27,900	44,795
New Oriental Education & Technology Group, Inc. (a)	116,210	455,996
Newborn Town, Inc. (a)	108,000	20,259
Newland Digital Technology Co. Ltd. Class A	18,299	47,541
Ningbo Huaxiang Electronic Co. Ltd. Class A	20,400	37,576
Ningbo Orient Wires & Cables Co. Ltd. Class A	2,400	16,175
Ningbo Sanxing Medical Electric Co. Ltd. Class A	36,600	63,542
Ningbo Tuopu Group Co. Ltd. Class A (a)	23,200	257,360
Ningbo Xusheng Group Co. Ltd. Class A	18,908	72,437
NIO, Inc. ADR (a)	96,998	939,911
Niu Technologies ADR (a)	2,872	11,431
Noah Holdings Ltd. ADR (c)	2,131	30,004
Nongfu Spring Co. Ltd. Class H (b)(c)	46,600	257,184
Offcn Education Technology Co. Ltd. Class A (a)	23,300	15,053
Offshore Oil Engineering Co. Ltd. Class A	25,500	20,506
Oppein Home Group, Inc. Class A	10,180	134,058
Orient Securities Co. Ltd. Class A	39,456	52,609
PCI Technology Group Co. Ltd. Class A (a)	43,790	41,715
PDD Holdings, Inc. ADR (a)	32,064	2,216,905
People's Insurance Co. Group of China Ltd. Class A	21,800	17,500
People's Insurance Co. Group of China Ltd. Class H	415,000	150,397
Perfect World Co. Ltd. Class A	16,200	37,612
PetroChina Co. Ltd. Class H	785,208	543,071
Pharmaron Beijing Co. Ltd. Class A (a)	9,000	47,358

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
PhiChem Corp. Class A	9,900	$23,393
PICC Property & Casualty Co. Ltd. Class H	626,433	696,250
Ping An Bank Co. Ltd. Class A	114,600	176,906
Ping An Healthcare & Technology Co. Ltd. (a)(b)(c)	27,000	65,255
Ping An Insurance Group Co. of China Ltd. Class A	35,300	225,150
Ping An Insurance Group Co. of China Ltd. Class H	401,682	2,555,170
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	95,600	99,085
Poly Developments & Holdings Group Co. Ltd. Class A	48,700	87,227
Poly Property Group Co. Ltd.	219,155	48,940
Pop Mart International Group Ltd. (b)(c)	18,600	41,346
Postal Savings Bank of China Co. Ltd. Class H (b)(c)	322,000	198,050
Pylon Technologies Co. Ltd. Class A	1,682	45,837
Qianhe Condiment & Food Co. Ltd. Class A	27,448	79,686
Qifu Technology, Inc. ADR	3,453	59,668
Qingdao East Steel Tower Stock Co. Ltd. Class A	45,400	44,059
Qudian, Inc. ADR (a)	10,239	20,478
Rainbow Digital Commercial Co. Ltd. Class A	27,500	22,114
Red Avenue New Materials Group Co. Ltd. Class A	2,100	9,468
RLX Technology, Inc. ADR (a)(c)	47,578	84,213
Roshow Technology Co. Ltd. Class A (a)	21,100	22,855
SAIC Motor Corp. Ltd. Class A	31,500	61,356
Sailun Group Co. Ltd. Class A	66,000	103,335
Sany Heavy Industry Co. Ltd. Class A	39,400	90,067
Satellite Chemical Co. Ltd. Class A	53,891	110,822
Seazen Group Ltd. (a)	114,952	22,443
Seazen Holdings Co. Ltd. Class A (a)	13,600	26,939
SF Holding Co. Ltd. Class A	13,100	81,195
Shaanxi Coal Industry Co. Ltd. Class A	57,500	143,774
Shandong Chenming Paper Holdings Ltd. Class H (a)	44,850	14,480
Shandong Dawn Polymer Co. Ltd. Class A	5,900	13,625
Shandong Denghai Seeds Co. Ltd. Class A (a)	3,400	7,137
Shandong Gold Mining Co. Ltd. Class A	32,160	103,799
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	15,300	73,884
Security Description	Shares	Value
Shandong Hi-Speed New Energy Group Ltd. (a)	9,008	$4,012
Shandong Linglong Tyre Co. Ltd. Class A	14,400	43,983
Shandong Molong Petroleum Machinery Co. Ltd. Class A (a)	115,700	69,342
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	167,200	218,478
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	28,300	83,949
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (a)	21,760	36,941
Shang Gong Group Co. Ltd. Class B	151,800	51,308
Shanghai AtHub Co. Ltd. Class A	28,888	89,704
Shanghai Bairun Investment Holding Group Co. Ltd. Class A (a)	27,936	139,588
Shanghai Baosight Software Co. Ltd. Class A	15,331	107,078
Shanghai Baosight Software Co. Ltd. Class B	76,528	202,034
Shanghai Belling Co. Ltd. Class A	17,900	44,905
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	108,000	58,320
Shanghai Daimay Automotive Interior Co. Ltd. Class A	38,093	82,733
Shanghai Electric Group Co. Ltd. Class H (a)	326,418	76,225
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	36,551	69,838
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (a)	10,700	45,449
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (a)	26,000	69,341
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (c)	30,000	73,731
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	137,000	45,279
Shanghai Haixin Group Co. Class B	179,713	47,265
Shanghai Haohai Biological Technology Co. Ltd. Class H (b)(c)	8,600	35,117
Shanghai Henlius Biotech, Inc. Class H (a)(b)	1,400	1,983
Shanghai Industrial Holdings Ltd.	38,000	55,085

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Shanghai International Airport Co. Ltd. Class A (a)	12,800	$79,916
Shanghai International Port Group Co. Ltd. Class A	98,600	71,157
Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	109,896	61,542
Shanghai Jinjiang International Travel Co. Ltd. Class B	49,574	71,139
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	23,500	40,088
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	7,957	42,154
Shanghai Lingyun Industries Development Co. Ltd. Class B (a)	245,500	120,786
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	152,764	95,019
Shanghai M&G Stationery, Inc. Class A	8,196	50,293
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	47,084	52,216
Shanghai Medicilon, Inc. Class A	3,451	40,441
Shanghai New Power Automotive Technology Co. Ltd. Class B	172,500	46,748
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	17,000	52,368
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	51,600	102,191
Shanghai Pudong Development Bank Co. Ltd. Class A	71,600	71,257
Shanghai Putailai New Energy Technology Co. Ltd. Class A	28,861	151,629
Shanghai RAAS Blood Products Co. Ltd. Class A	41,300	42,635
Shanghai Runda Medical Technology Co. Ltd. Class A (a)	28,500	72,790
Shanghai Wanye Enterprises Co. Ltd. Class A	28,000	73,476
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	18,700	35,782
Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	129,700	30,998
Shanxi Blue Flame Holding Co. Ltd. Class A	39,600	41,152
Shanxi Coking Coal Energy Group Co. Ltd. Class A	64,770	81,020
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	36,500	81,883
Security Description	Shares	Value
Shanxi Meijin Energy Co. Ltd. Class A (a)	35,400	$36,690
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	10,100	256,943
Shengda Resources Co. Ltd. Class A (a)	19,600	32,573
Shengyi Technology Co. Ltd. Class A	19,600	38,258
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	300	8,817
Shenzhen Agricultural Products Group Co. Ltd. Class A	69,000	56,814
Shenzhen Aisidi Co. Ltd. Class A	49,400	50,114
Shenzhen Capchem Technology Co. Ltd. Class A	3,880	27,675
Shenzhen Das Intellitech Co. Ltd. Class A	113,083	54,717
Shenzhen Expressway Corp. Ltd. Class H	29,000	24,720
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	36,900	78,621
Shenzhen Gas Corp. Ltd. Class A	44,800	44,894
Shenzhen Gongjin Electronics Co. Ltd. Class A	27,400	50,056
Shenzhen H&T Intelligent Control Co. Ltd. Class A	21,800	50,883
Shenzhen Huaqiang Industry Co. Ltd. Class A	20,400	32,024
Shenzhen Investment Ltd.	244,197	43,626
Shenzhen Kangtai Biological Products Co. Ltd. Class A (a)	4,820	16,822
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	13,300	26,582
Shenzhen Kinwong Electronic Co. Ltd. Class A	12,020	42,381
Shenzhen Megmeet Electrical Co. Ltd. Class A	13,700	68,681
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	3,900	160,722
Shenzhen MTC Co. Ltd. Class A	124,800	94,353
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (a)	89,993	39,833
Shenzhen SC New Energy Technology Corp. Class A	600	9,266
Shenzhen Senior Technology Material Co. Ltd. Class A	11,340	26,796
Shenzhen Sunlord Electronics Co. Ltd. Class A	13,000	42,727
Shenzhen Suntak Circuit Technology Co. Ltd. Class A	15,900	27,211
Shenzhen World Union Group, Inc. Class A (a)	14,800	5,208

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Shenzhen Ysstech Info-tech Co. Ltd. Class A	130,900	$145,748
Shenzhou International Group Holdings Ltd.	40,387	385,234
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (a)	52,400	58,272
Shimao Group Holdings Ltd. (a)(d)	139,500	19,670
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	12,200	49,774
Sichuan New Energy Power Co. Ltd. Class A (a)	14,300	28,306
Sichuan Yahua Industrial Group Co. Ltd. Class A	3,600	8,799
Sinofibers Technology Co. Ltd. Class A	1,900	12,343
Sinoma Science & Technology Co. Ltd. Class A	22,300	62,902
Sino-Ocean Group Holding Ltd. (a)(c)	634,711	35,637
Sinopec Oilfield Service Corp. Class A (a)	137,100	37,315
Sinopec Oilfield Service Corp. Class H (a)	6,000	406
Sinopec Shanghai Petrochemical Co. Ltd. Class H (a)	462,878	72,651
Sinopharm Group Co. Ltd. Class H	92,400	288,875
Sinotrans Ltd. Class H	175,000	62,304
Sinotruk Hong Kong Ltd.	25,500	49,525
SITC International Holdings Co. Ltd.	146,000	266,417
Skshu Paint Co. Ltd. Class A (a)	20,046	180,267
Skyworth Digital Co. Ltd. Class A	31,500	70,016
Smoore International Holdings Ltd. (b)(c)	97,000	98,527
Sohu.com Ltd. ADR (a)	3,419	37,677
SooChow Securities Co. Ltd. Class A	46,390	44,255
SOS Ltd. ADR (a)	16	66
South Manganese Investment Ltd. (a)(c)(d)	408,000	19,329
State Grid Information & Communication Co. Ltd. Class A	6,300	17,485
STO Express Co. Ltd. Class A (a)	18,094	26,912
Sun Art Retail Group Ltd.	174,500	44,980
Sunac Services Holdings Ltd. (b)(c)	8,751	2,468
Sungrow Power Supply Co. Ltd. Class A	12,400	198,797
Suning Universal Co. Ltd. Class A	79,800	29,946
Security Description	Shares	Value
Sunny Optical Technology Group Co. Ltd.	53,229	$530,823
Sunresin New Materials Co. Ltd. Class A	3,675	31,533
Sunward Intelligent Equipment Co. Ltd. Class A (a)	68,400	62,525
Sunwoda Electronic Co. Ltd. Class A	17,000	38,137
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A (a)	14,400	51,267
Suzhou Maxwell Technologies Co. Ltd. Class A	1,382	32,177
Taiji Computer Corp. Ltd. Class A	15,279	86,468
TAL Education Group ADR (a)	31,916	190,219
TCL Electronics Holdings Ltd. (a)	97,000	50,378
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	29,125	132,918
Tencent Holdings Ltd.	394,796	16,705,504
Tencent Music Entertainment Group ADR (a)	14,410	106,346
Tianma Microelectronics Co. Ltd. Class A (a)	20,700	26,121
Tianneng Power International Ltd. (c)	78,000	80,522
Tianshui Huatian Technology Co. Ltd. Class A	48,000	60,703
Tibet Summit Resources Co. Ltd. Class A (a)	8,500	21,335
Times China Holdings Ltd. (a)(c)	35,000	3,171
Tingyi Cayman Islands Holding Corp.	238,383	370,506
Tong Ren Tang Technologies Co. Ltd. Class H	101,000	100,271
Tongcheng Travel Holdings Ltd. (a)	38,800	81,099
TongFu Microelectronics Co. Ltd. Class A	26,800	83,257
Tongwei Co. Ltd. Class A	26,600	125,453
Topchoice Medical Corp. Class A (a)	7,600	101,190
TravelSky Technology Ltd. Class H	76,000	128,985
Trip.com Group Ltd. (a)	30,479	1,060,227
Triumph New Energy Co. Ltd. Class H (a)(c)	42,000	33,229
Tsingtao Brewery Co. Ltd. Class H	48,000	436,108
Tuya, Inc. ADR (a)(c)	7,347	13,886
Unigroup Guoxin Microelectronics Co. Ltd. Class A	10,399	133,297
Uni-President China Holdings Ltd.	145,000	122,119

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Unisplendour Corp. Ltd. Class A	18,720	$81,959
Universal Scientific Industrial Shanghai Co. Ltd. Class A	19,600	40,306
Up Fintech Holding Ltd. ADR (a)(c)	12,986	36,880
Uxin Ltd. ADR (a)(c)	4,262	6,990
Valiant Co. Ltd. Class A	22,300	53,368
Venus MedTech Hangzhou, Inc. Class H (a)(b)(c)	4,500	3,532
Vipshop Holdings Ltd. ADR (a)	31,413	518,315
Visionox Technology, Inc. Class A (a)	28,800	36,303
Visual China Group Co. Ltd. Class A	20,700	52,328
Viva Biotech Holdings (a)(b)(c)	19,000	3,637
Vnet Group, Inc. ADR (a)	7,807	22,640
Walvax Biotechnology Co. Ltd. Class A	6,200	22,542
Wangneng Environment Co. Ltd. Class A	19,400	42,161
Wanhua Chemical Group Co. Ltd. Class A	14,100	170,251
Want Want China Holdings Ltd.	506,287	335,948
Wasu Media Holding Co. Ltd. Class A	33,000	39,465
Weibo Corp. ADR	3,269	42,857
Weichai Power Co. Ltd. Class A	100,100	171,447
Weichai Power Co. Ltd. Class H	40,000	58,597
Weimob, Inc. (a)(b)(c)	161,000	78,070
West China Cement Ltd.	298,000	30,041
Will Semiconductor Co. Ltd. Shanghai Class A	6,555	88,340
Wingtech Technology Co. Ltd. Class A	2,200	14,788
Winning Health Technology Group Co. Ltd. Class A	81,400	121,068
Wuhan Guide Infrared Co. Ltd. Class A	70,712	75,525
Wuliangye Yibin Co. Ltd. Class A	22,144	497,896
WUS Printed Circuit Kunshan Co. Ltd. Class A	21,750	62,606
Wushang Group Co. Ltd. Class A	1,000	1,359
WuXi AppTec Co. Ltd. Class A	25,140	215,329
Wuxi Biologics Cayman, Inc. (a)(b)	218,280	1,045,915
Wuxi Taiji Industry Co. Ltd. Class A (a)	38,200	38,122
XD, Inc. (a)(c)	30,000	75,415
Xiamen Faratronic Co. Ltd. Class A	7,600	143,438
Xiamen Intretech, Inc. Class A	13,960	37,228
Xiamen ITG Group Corp. Ltd. Class A	40,900	43,515
Security Description	Shares	Value
Xiamen Kingdomway Group Co. Class A	19,500	$50,366
Xianhe Co. Ltd. Class A	1,000	2,866
Xiaomi Corp. Class B (a)(b)	807,843	1,105,081
Xilinmen Furniture Co. Ltd. Class A	24,000	83,070
Xinhuanet Co. Ltd. Class A	14,500	65,416
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	28,100	41,021
Xinjiang Goldwind Science & Technology Co. Ltd. Class H (a)	23,259	15,938
Xinjiang Xintai Natural Gas Co. Ltd. Class A	19,692	72,653
Xinte Energy Co. Ltd. Class H (a)(c)	22,800	48,296
Xinyi Glass Holdings Ltd.	254,721	396,549
Xinyi Solar Holdings Ltd.	284,228	328,237
XPeng, Inc. Class A (a)(c)	27,920	178,138
Xtep International Holdings Ltd. (c)	99,965	101,794
Yadea Group Holdings Ltd. (b)	76,000	172,820
Yangzijiang Shipbuilding Holdings Ltd.	246,600	273,322
Yankuang Energy Group Co. Ltd. Class H (c)	158,882	455,159
Yantai Changyu Pioneer Wine Co. Ltd. Class B	28,353	39,690
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (a)	36,400	73,603
Yantai Eddie Precision Machinery Co. Ltd. Class A	21,681	61,156
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	8,900	30,744
Yantai Zhenghai Magnetic Material Co. Ltd. Class A	17,000	30,052
Yatsen Holding Ltd. ADR (a)(c)	16,455	16,620
Yeahka Ltd. (a)(c)	8,000	17,865
YGSOFT, Inc. Class A	58,718	70,060
Yidu Tech, Inc. (a)(b)(c)	31,200	22,893
Yifan Pharmaceutical Co. Ltd. Class A (a)	22,700	45,557
Yifeng Pharmacy Chain Co. Ltd. Class A	18,737	95,297
Yihai International Holding Ltd. (a)	20,000	42,825
Yixintang Pharmaceutical Group Co. Ltd. Class A	12,200	44,273
Yonyou Network Technology Co. Ltd. Class A	22,320	62,897
Youdao, Inc. ADR (a)	7,347	35,413
YTO Express Group Co. Ltd. Class A	27,700	55,440
Yum China Holdings, Inc.	30,869	1,744,098
Yunda Holding Co. Ltd. Class A	22,430	29,476
Yunnan Energy New Material Co. Ltd. Class A (a)	9,000	119,199

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A (a)	94,300	$157,625
Zai Lab Ltd. (a)	48,820	130,825
ZBOM Home Collection Co. Ltd. Class A (a)	700	3,177
Zhaojin Mining Industry Co. Ltd. Class H	60,500	75,503
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	132,818	138,573
Zhejiang Crystal-Optech Co. Ltd. Class A	21,700	35,616
Zhejiang Dahua Technology Co. Ltd. Class A	17,500	47,510
Zhejiang Dingli Machinery Co. Ltd. Class A (a)	10,620	81,765
Zhejiang Expressway Co. Ltd. Class H (c)	182,000	138,185
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	41,500	49,003
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,870	24,423
Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	16,236	48,073
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	13,680	52,089
Zhejiang Jingu Co. Ltd. Class A (a)	8,500	8,062
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	29,560	52,092
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	85,000	75,830
Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	36,100	84,509
Zhejiang Medicine Co. Ltd. Class A	22,700	34,168
Zhejiang Meida Industrial Co. Ltd. Class A	35,400	51,532
Zhejiang Narada Power Source Co. Ltd. Class A (a)	25,300	67,329
Zhejiang NHU Co. Ltd. Class A	18,724	39,637
Zhejiang Semir Garment Co. Ltd. Class A	27,500	23,513
Zhejiang Shibao Co. Ltd. Class A (a)	57,500	82,281
Zhejiang Starry Pharmaceutical Co. Ltd. Class A	700	1,605
Zhejiang Supor Co. Ltd. Class A	8,190	56,290
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	36,900	67,208
Zhejiang Yasha Decoration Co. Ltd. Class A	68,900	44,325
Zhejiang Yongtai Technology Co. Ltd. Class A	32,507	68,322
Security Description	Shares	Value
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	37,400	$32,596
Zhihu, Inc. ADR (a)(c)	8,080	9,130
ZhongAn Online P&C Insurance Co. Ltd. Class H (a)(b)	17,700	48,109
Zhongsheng Group Holdings Ltd.	43,500	166,249
Zhongtian Financial Group Co. Ltd. Class A (a)	92,600	5,092
Zhuzhou CRRC Times Electric Co. Ltd. Class H	60,500	225,429
Zijin Mining Group Co. Ltd. Class H	692,506	1,016,234
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	87,200	80,909
ZTE Corp. Class A	9,500	59,470
ZTE Corp. Class H (c)	76,440	306,283
ZTO Express Cayman, Inc. ADR	34,463	864,332
		143,168,963
HONG KONG — 0.4%
Alibaba Pictures Group Ltd. (a)(c)	900,107	47,092
C Fiber Optic (a)(d)	686,800	—
China Animal Healthcare Ltd. (a)(d)	305,700	—
China Common Rich Renewable Energy Investments Ltd. (a)(c)(d)	5,962,000	—
China First Capital Group Ltd. (a)	66,800	580
China High Speed Transmission Equipment Group Co. Ltd. (a)	8,000	2,491
China Huishan Dairy Holdings Co. Ltd. (a)(d)	549,000	—
China Huiyuan Juice Group Ltd. (a)(d)	157,000	—
China Investment Fund Co. Ltd. (a)	24,000	7,166
Chong Sing Holdings FinTech Group Ltd. (a)(d)	2,260,000	—
Citychamp Watch & Jewellery Group Ltd. (a)	328,000	46,040
Comba Telecom Systems Holdings Ltd.	245,847	45,175
CTEG (a)(c)(d)	438,000	—
Digital China Holdings Ltd.	104,000	41,406
Fullshare Holdings Ltd. (a)	31,100	202
Guotai Junan International Holdings Ltd.	18,000	1,355
Hi Sun Technology China Ltd. (a)	171,000	15,493
Huabao International Holdings Ltd. (c)	44,000	16,058

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
National Agricultural Holdings Ltd. (a)(d)	57,816	$—
Nine Dragons Paper Holdings Ltd. (a)	132,000	81,357
Sino Biopharmaceutical Ltd.	827,000	359,859
Skyworth Group Ltd. (c)	75,600	33,379
Solargiga Energy Holdings Ltd.	1,063,000	33,233
SSY Group Ltd.	252,691	161,225
Tech-Pro, Inc. (a)(c)(d)	1,684,800	—
United Energy Group Ltd. (a)(c)	216,000	20,948
United Laboratories International Holdings Ltd.	80,000	66,764
Vinda International Holdings Ltd.	31,000	77,138
Wasion Holdings Ltd.	8,000	3,256
WH Group Ltd. (b)	530,759	281,072
		1,341,289
INDIA — 25.8%
Aarti Drugs Ltd.	2,771	15,710
Aavas Financiers Ltd. (a)	6,498	121,740
Adani Enterprises Ltd.	8,373	243,735
Adani Green Energy Ltd. (a)	26,264	302,831
Adani Ports & Special Economic Zone Ltd.	80,212	722,811
Adani Power Ltd. (a)	66,720	203,203
Adani Total Gas Ltd.	17,692	141,172
Adani Transmission Ltd. (a)	16,673	155,935
Affle India Ltd. (a)	707	9,448
AIA Engineering Ltd.	7,368	287,445
Ajanta Pharma Ltd.	4,416	79,622
Alembic Pharmaceuticals Ltd.	9,283	72,013
Alok Industries Ltd. (a)	310,624	61,908
Amber Enterprises India Ltd. (a)	508	13,971
APL Apollo Tubes Ltd.	4,044	64,345
Apollo Hospitals Enterprise Ltd.	18,045	1,121,419
Apollo Tyres Ltd. (a)	44,790	222,049
Ashok Leyland Ltd.	44,699	91,211
Asian Paints Ltd.	22,870	937,270
Astral Ltd.	2,756	66,604
AstraZeneca Pharma India Ltd.	7,015	317,032
AU Small Finance Bank Ltd. (b)	13,714	125,988
Aurobindo Pharma Ltd.	30,710	272,281
Avenue Supermarts Ltd. (a)(b)	4,721	223,815
Axis Bank Ltd.	143,877	1,731,812
Azure Power Global Ltd. (a)(c)	1,363	2,413
Bajaj Auto Ltd.	5,413	309,563
Bajaj Electricals Ltd.	21,139	327,600
Bajaj Finance Ltd.	15,400	1,344,201
Bajaj Finserv Ltd.	25,998	484,236
Bajaj Hindusthan Sugar Ltd. (a)	384,118	77,726
Balkrishna Industries Ltd.	3,924	113,382
Bandhan Bank Ltd. (a)(b)	45,193	133,343
Bank of Baroda	43,653	101,289
Security Description	Shares	Value
BEML Land Assets Ltd. (a)	6,425	$12,535
BEML Ltd.	6,250	123,482
Bharat Electronics Ltd.	276,123	423,258
Bharat Forge Ltd.	23,857	243,350
Bharat Heavy Electricals Ltd.	209,664	224,011
Bharat Petroleum Corp. Ltd.	50,287	223,556
Bharti Airtel Ltd.	181,633	1,945,603
Biocon Ltd.	115,158	372,694
Birlasoft Ltd.	46,388	202,943
Bosch Ltd.	666	154,593
Brightcom Group Ltd.	263,897	100,365
Britannia Industries Ltd.	4,121	252,403
Can Fin Homes Ltd.	53,374	505,755
Carysil Ltd.	9,680	83,176
Cholamandalam Financial Holdings Ltd.	30,176	330,557
Cholamandalam Investment & Finance Co. Ltd.	54,794	762,770
Cipla Ltd.	75,936	939,478
City Union Bank Ltd.	249	386
Coal India Ltd.	118,974	335,010
Crompton Greaves Consumer Electricals Ltd.	24,041	84,854
Dabur India Ltd.	29,811	208,203
DCB Bank Ltd.	64,316	95,961
Deepak Nitrite Ltd.	2,603	68,973
Dhani Services Ltd. (a)	21,503	8,650
Dish TV India Ltd. (a)	125,473	22,330
Dishman Carbogen Amcis Ltd. (a)	3,772	6,460
Divi's Laboratories Ltd.	7,862	343,437
Dixon Technologies India Ltd.	8,064	431,391
DLF Ltd.	57,460	343,592
Dr Lal PathLabs Ltd. (b)	6,858	188,880
Dr Reddy's Laboratories Ltd.	9,257	582,211
Edelweiss Financial Services Ltd.	33,723	20,472
Eicher Motors Ltd.	8,695	379,454
Elecon Engineering Co. Ltd.	20,655	147,127
Emami Ltd.	11,143	57,687
Escorts Kubota Ltd.	23,364	640,346
Federal Bank Ltd.	141,312	217,300
Fine Organic Industries Ltd.	23	1,370
Fortis Healthcare Ltd. (a)	41,096	157,824
GAIL India Ltd.	217,011	277,889
Gillette India Ltd.	880	54,439
Glenmark Pharmaceuticals Ltd.	16,567	136,516
GMR Airports Infrastructure Ltd. (a)	544,764	290,191
Godrej Consumer Products Ltd. (a)	41,908	552,226
Godrej Industries Ltd. (a)	16,085	101,536
Godrej Properties Ltd. (a)	2,224	42,521
Granules India Ltd.	52,578	190,287
Graphite India Ltd.	2,624	12,802
Grasim Industries Ltd.	12,624	266,933
GTL Infrastructure Ltd. (a)	3,828,509	37,335

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Gujarat Pipavav Port Ltd.	41,197	$61,668
Havells India Ltd.	29,991	468,969
HCL Technologies Ltd.	83,740	1,212,622
HDFC Bank Ltd.	189,158	3,923,064
HDFC Life Insurance Co. Ltd. (b)	29,750	236,154
HEG Ltd.	1,787	35,514
Hero MotoCorp Ltd.	10,556	374,457
HFCL Ltd.	91,905	72,763
Hikal Ltd.	8,724	33,333
Hindalco Industries Ltd.	97,410	499,837
Hindustan Construction Co. Ltd. (a)	543,549	132,846
Hindustan Copper Ltd.	22,270	31,504
Hindustan Petroleum Corp. Ltd.	47,000	156,893
Hindustan Unilever Ltd.	73,440	2,397,517
Hindustan Zinc Ltd.	131,956	494,375
Housing Development Finance Corp. Ltd.	140,244	4,824,228
ICICI Bank Ltd.	603	6,870
ICICI Bank Ltd. ADR	175,944	4,060,788
ICICI Lombard General Insurance Co. Ltd. (b)	2,074	33,990
ICICI Prudential Life Insurance Co. Ltd. (a)(b)	10,139	70,756
IDFC First Bank Ltd. (a)	100,532	97,301
IDFC Ltd.	142,291	178,132
IIFL Finance Ltd.	94,151	580,322
India Cements Ltd.	32,095	82,980
Indiabulls Housing Finance Ltd. (a)	37,923	57,044
Indiabulls Real Estate Ltd. (a)	29,432	21,634
IndiaMart InterMesh Ltd. (b)	732	25,111
Indian Hotels Co. Ltd.	234,276	1,120,887
Indian Oil Corp. Ltd.	284,970	317,150
Indus Towers Ltd. (a)	63,860	127,858
Infibeam Avenues Ltd. (a)	798,995	153,398
Info Edge India Ltd.	2,844	155,437
Infosys Ltd. ADR (c)	290,255	4,664,398
InterGlobe Aviation Ltd. (a)(b)	6,451	206,569
IOL Chemicals & Pharmaceuticals Ltd.	1,895	9,649
Ipca Laboratories Ltd.	24,817	224,722
ITC Ltd. GDR	191,979	1,055,885
Jaiprakash Power Ventures Ltd. (a)	1,317,650	98,780
Jindal Steel & Power Ltd.	52,370	370,929
Johnson Controls-Hitachi Air Conditioning India Ltd. (a)	2,350	29,952
JSW Energy Ltd.	50,099	166,567
JSW Steel Ltd.	127,030	1,215,233
Jubilant Foodworks Ltd.	41,741	255,042
Jubilant Ingrevia Ltd.	9,745	50,664
Jubilant Pharmova Ltd.	9,139	44,399
Just Dial Ltd. (a)	662	5,961
Karnataka Bank Ltd.	55,109	127,199
Security Description	Shares	Value
Kaveri Seed Co. Ltd.	10,717	$66,605
Kotak Mahindra Bank Ltd.	73,335	1,650,694
Larsen & Toubro Ltd. GDR	43,277	1,302,638
Laurus Labs Ltd. (b)	81,480	364,164
Lemon Tree Hotels Ltd. (a)(b)	279,368	319,088
LIC Housing Finance Ltd.	34,740	166,085
LTIMindtree Ltd. (b)	7,756	491,362
Lupin Ltd.	22,056	242,710
Mahindra & Mahindra Financial Services Ltd.	69,858	286,504
Mahindra & Mahindra Ltd.	97,776	1,732,493
MakeMyTrip Ltd. (a)	9,936	268,073
Manappuram Finance Ltd.	57,369	92,554
Marico Ltd.	46,800	302,896
Marksans Pharma Ltd.	222,136	246,949
Maruti Suzuki India Ltd.	7,307	871,914
Max Financial Services Ltd. (a)	13,578	134,206
Meghmani Finechem Ltd.	1,782	24,046
Motherson Sumi Wiring India Ltd.	129,181	90,859
Muthoot Finance Ltd.	9,290	140,381
Natco Pharma Ltd.	8,861	74,875
Navin Fluorine International Ltd.	5,140	282,074
NCC Ltd.	78,110	116,256
Nestle India Ltd.	1,927	537,778
NOCIL Ltd.	13,091	35,290
NTPC Ltd.	130,162	300,113
Nuvama Wealth Management Ltd. (a)	374	12,925
Oberoi Realty Ltd.	307	3,685
Oil & Natural Gas Corp. Ltd.	304,704	595,396
Olectra Greentech Ltd.	13,978	165,651
One 97 Communications Ltd. (a)	10,819	114,453
Page Industries Ltd.	695	318,942
PI Industries Ltd.	7,937	379,429
Piramal Enterprises Ltd.	4,332	49,759
Piramal Pharma Ltd. (a)	18,272	20,591
PNB Housing Finance Ltd. (a)(b)	57,768	399,550
Power Finance Corp. Ltd.	72,693	191,311
Power Grid Corp. of India Ltd.	98,322	305,802
Rajesh Exports Ltd.	23,616	157,582
RattanIndia Enterprises Ltd. (a)	205,349	104,381
RattanIndia Power Ltd. (a)	1,404,418	83,029
Raymond Ltd.	8,154	168,380
RBL Bank Ltd. (a)(b)	49,012	108,705
REC Ltd.	86,815	174,241
Reliance Industries Ltd. GDR (b)	119,811	7,464,225
Reliance Infrastructure Ltd. (a)	68,058	114,693
Reliance Power Ltd. (a)	474,767	81,311
Religare Enterprises Ltd. (a)	37,932	82,836
Route Mobile Ltd.	5,313	103,176
Samvardhana Motherson International Ltd.	126,253	131,891

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
SBI Life Insurance Co. Ltd. (b)	16,596	$264,387
Sequent Scientific Ltd. (a)	95,918	110,315
Shilpa Medicare Ltd.	11,522	39,923
Shree Renuka Sugars Ltd. (a)	213,973	113,069
Shriram Finance Ltd.	17,136	362,454
Siemens Ltd.	24,278	1,114,652
Solara Active Pharma Sciences Ltd. (a)	1,120	5,207
South Indian Bank Ltd. (a)	458,969	107,978
SpiceJet Ltd. (a)	57,157	18,986
State Bank of India	146,763	1,024,830
Steel Authority of India Ltd.	188,797	196,768
Strides Pharma Science Ltd. (a)	12,981	68,144
Subex Ltd. (a)	105,925	37,509
Sun Pharma Advanced Research Co. Ltd. (a)	23,912	60,847
Sun Pharmaceutical Industries Ltd.	99,735	1,278,475
Suzlon Energy Ltd. (a)	904,082	168,614
Tarsons Products Ltd. (a)	9,813	72,040
Tata Communications Ltd.	2,702	52,522
Tata Consultancy Services Ltd.	75,614	3,043,732
Tata Consumer Products Ltd.	13,811	144,935
Tata Elxsi Ltd.	1,298	120,067
Tata Motors Ltd. (a)	136,716	992,503
Tata Steel Ltd.	313,313	427,751
Tata Teleservices Maharashtra Ltd. (a)	177,611	154,042
TCI Express Ltd.	969	18,565
Tech Mahindra Ltd.	41,913	577,761
Thyrocare Technologies Ltd. (b)	31,885	201,311
Titan Co. Ltd.	14,672	545,065
Torrent Pharmaceuticals Ltd.	13,284	308,466
Trent Ltd.	5,289	113,737
TVS Motor Co. Ltd.	32,522	525,533
Ujjivan Financial Services Ltd.	15,784	74,296
UltraTech Cement Ltd.	5,626	568,849
United Breweries Ltd.	6,419	118,304
United Spirits Ltd. (a)	41,024	456,165
UPL Ltd.	36,568	306,478
Vakrangee Ltd.	149,331	29,671
Vedanta Ltd.	51,424	174,232
Vl E Governance Ord (a)	14,933	4,096
V-Mart Retail Ltd.	2,732	73,660
Vodafone Idea Ltd. (a)	669,882	60,834
Wipro Ltd. ADR (c)	204,717	966,264
WNS Holdings Ltd. ADR (a)	7,939	585,263
Wockhardt Ltd. (a)	24,809	71,204
Yes Bank Ltd. (a)	162,974	32,282
Zee Entertainment Enterprises Ltd.	66,382	143,508
Zomato Ltd. (a)	179,117	163,863
Zydus Lifesciences Ltd.	22,559	160,332
		92,007,636
Security Description	Shares	Value
INDONESIA — 3.2%
Ace Hardware Indonesia Tbk PT (a)	1,870,300	$84,206
Adaro Energy Indonesia Tbk PT	1,578,300	234,758
Adaro Minerals Indonesia Tbk PT (a)	626,500	38,654
AKR Corporindo Tbk PT	509,400	48,247
Astra International Tbk PT	1,987,751	898,250
Bank Central Asia Tbk PT	4,913,075	2,998,475
Bank Jago Tbk PT (a)	125,200	26,556
Bank Mandiri Persero Tbk PT	3,966,180	1,375,630
Bank MNC Internasional Tbk PT (a)	3,152,100	16,609
Bank Negara Indonesia Persero Tbk PT	436,500	266,398
Bank Rakyat Indonesia Persero Tbk PT	6,034,331	2,183,508
Barito Pacific Tbk PT	1,558,203	77,429
Berkah Beton Sadaya Tbk PT (a)	1,278,500	4,264
Chandra Asri Petrochemical Tbk PT	485,412	67,992
Charoen Pokphand Indonesia Tbk PT (a)	454,600	159,948
Ciputra Development Tbk PT	721,496	51,011
Elang Mahkota Teknologi Tbk PT	810,600	38,388
GoTo Gojek Tokopedia Tbk PT (a)	53,765,600	394,478
Gudang Garam Tbk PT	1,900	3,501
Indah Kiat Pulp & Paper Tbk PT	172,400	97,742
Indocement Tunggal Prakarsa Tbk PT	222,525	147,311
Kalbe Farma Tbk PT	793,300	108,472
Lippo Karawaci Tbk PT (a)	3,160,810	19,607
Matahari Department Store Tbk PT	16,000	3,607
Media Nusantara Citra Tbk PT (a)	326,800	14,168
Pabrik Kertas Tjiwi Kimia Tbk PT	62,500	25,742
Pakuwon Jati Tbk PT	1,791,100	58,300
Perusahaan Gas Negara Tbk PT	1,252,140	108,991
PP Persero Tbk PT (a)	611,276	24,667
Semen Indonesia Persero Tbk PT	484,961	196,508
Summarecon Agung Tbk PT	768,427	33,828
Telkom Indonesia Persero Tbk PT	4,491,494	1,198,331
Tower Bersama Infrastructure Tbk PT	756,900	101,475
Transcoal Pacific Tbk PT	70,900	33,103
Unilever Indonesia Tbk PT	261,000	74,161
United Tractors Tbk PT	148,345	230,297

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Wijaya Karya Persero Tbk PT (a)	578,157	$19,474
		11,464,086
MALAYSIA — 2.8%
AEON Credit Service M Bhd	50,450	121,707
Alliance Bank Malaysia Bhd	528,010	376,706
AMMB Holdings Bhd	86,000	66,700
Astro Malaysia Holdings Bhd	156,800	20,156
Axiata Group Bhd	371,083	210,685
Bermaz Auto Bhd	205,180	98,029
British American Tobacco Malaysia Bhd	4,300	9,360
Bursa Malaysia Bhd	265,751	366,671
Cahya Mata Sarawak Bhd	203,400	41,617
Carlsberg Brewery Malaysia Bhd Class B	48,003	209,393
CELCOMDIGI Bhd	158,200	139,304
CIMB Group Holdings Bhd	430,664	466,879
Datasonic Group Bhd	395,600	37,717
Dayang Enterprise Holdings Bhd	130,250	35,719
Dialog Group Bhd	462,500	204,124
Eco World Development Group Bhd	168,700	29,276
Frontken Corp. Bhd	144,400	97,453
Gamuda Bhd	163,194	153,841
Genting Bhd	362,200	315,058
Genting Malaysia Bhd	401,400	211,557
Globetronics Technology Bhd	104,900	28,318
Hartalega Holdings Bhd	80,100	32,435
Hibiscus Petroleum Bhd	196,600	36,435
Hong Leong Bank Bhd	40,800	165,735
IHH Healthcare Bhd	103,500	130,608
IJM Corp. Bhd	771,980	246,438
Inari Amertron Bhd	465,012	272,980
IOI Corp. Bhd	512,796	409,797
IOI Properties Group Bhd	448,116	102,728
KNM Group Bhd (a)	755,600	13,760
Kuala Lumpur Kepong Bhd	40,796	191,940
Malayan Banking Bhd	348,929	645,154
Malaysia Airports Holdings Bhd	104,982	154,746
Maxis Bhd	271,600	238,577
MISC Bhd	64,800	99,404
My EG Services Bhd	669,225	107,535
Padini Holdings Bhd	161,200	134,002
Pentamaster Corp. Bhd	267,975	282,472
Petronas Chemicals Group Bhd	107,000	137,547
PPB Group Bhd	93,220	314,362
Press Metal Aluminium Holdings Bhd	589,270	593,373
Public Bank Bhd	1,011,173	834,069
RHB Bank Bhd	221,801	258,035
Sapura Energy Bhd (a)	964,500	7,232
Sime Darby Bhd	282,388	124,027
Sime Darby Plantation Bhd	269,899	239,974
Security Description	Shares	Value
Sime Darby Property Bhd	319,288	$31,809
Supermax Corp. Bhd	148,134	25,390
Telekom Malaysia Bhd	109,144	114,815
Tenaga Nasional Bhd	190,250	368,883
Top Glove Corp. Bhd (a)	344,800	59,837
Velesto Energy Bhd (a)	719,700	33,923
Yinson Holdings Bhd	305,020	167,295
YTL Corp. Bhd	348,310	77,610
		9,893,197
PAKISTAN — 0.1%
Fauji Fertilizer Co. Ltd.	11,248	3,864
Habib Bank Ltd.	71,755	18,338
Lucky Cement Ltd. (a)	28,507	51,939
Millat Tractors Ltd.	63,082	85,924
United Bank Ltd.	74,993	30,761
		190,826
PHILIPPINES — 1.1%
Aboitiz Equity Ventures, Inc.	92,380	91,042
Alliance Global Group, Inc.	614,600	149,420
Ayala Land, Inc.	957,351	421,446
Bank of the Philippine Islands	82,447	162,506
BDO Unibank, Inc.	184,854	461,134
Bloomberry Resorts Corp. (a)	362,500	72,895
Cebu Air, Inc. (a)	49,830	33,852
D&L Industries, Inc.	1,246,900	164,899
Globe Telecom, Inc.	1,989	62,373
GT Capital Holdings, Inc.	6,274	58,535
JG Summit Holdings, Inc.	278,672	224,404
Jollibee Foods Corp.	34,930	151,365
LT Group, Inc.	429,800	74,048
Metro Pacific Investments Corp.	1,031,000	89,093
Metropolitan Bank & Trust Co.	73,850	74,520
PLDT, Inc.	14,319	340,339
Puregold Price Club, Inc.	261,450	139,252
SM Investments Corp.	25,855	433,262
SM Prime Holdings, Inc.	810,700	482,459
Universal Robina Corp.	74,060	184,481
		3,871,325
TAIWAN — 23.1%
Accton Technology Corp.	31,000	347,381
Acer, Inc.	527,395	530,875
Advantech Co. Ltd.	40,082	527,014
ASE Technology Holding Co. Ltd.	338,043	1,199,369
Asia Cement Corp.	398,687	568,373
Asustek Computer, Inc.	97,737	986,957
AUO Corp. ADR	90,637	541,103
Bank of Kaohsiung Co. Ltd.	249,392	99,694
Catcher Technology Co. Ltd.	79,539	448,204
Cathay Financial Holding Co. Ltd.	952,838	1,320,135
Center Laboratories, Inc.	61,666	109,692
Chailease Holding Co. Ltd. (a)	95,274	624,055

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Chang Hwa Commercial Bank Ltd.	504,258	$301,961
Cheng Shin Rubber Industry Co. Ltd.	102,000	131,494
China Development Financial Holding Corp. (a)	1,967,559	783,372
China Steel Chemical Corp.	18,877	70,612
China Steel Corp.	1,187,216	1,120,716
Chroma ATE, Inc.	17,000	136,734
Chunghwa Telecom Co. Ltd.	219,074	819,474
Compal Electronics, Inc.	734,029	689,378
Compeq Manufacturing Co. Ltd.	42,000	59,876
CTBC Financial Holding Co. Ltd.	1,810,570	1,444,642
Delta Electronics, Inc.	188,986	2,090,439
E.Sun Financial Holding Co. Ltd.	863,121	721,935
Eclat Textile Co. Ltd.	30,365	486,998
eCloudvalley Digital Technology Co. Ltd.	14,311	68,466
EirGenix, Inc. (a)	19,000	68,327
Elite Material Co. Ltd.	17,000	132,913
Elite Semiconductor Microelectronics Technology, Inc.	18,000	47,450
eMemory Technology, Inc.	3,318	235,444
ENNOSTAR, Inc. (a)	88,585	147,905
Evergreen Marine Corp. Taiwan Ltd.	65,465	196,535
Everlight Electronics Co. Ltd.	123,996	205,834
Far Eastern New Century Corp.	654,352	702,791
Far EasTone Telecommunications Co. Ltd.	91,000	229,659
Feng TAY Enterprise Co. Ltd.	46,830	295,465
Firich Enterprises Co. Ltd.	32,784	40,264
First Financial Holding Co. Ltd.	628,701	558,159
FocalTech Systems Co. Ltd.	20,000	50,346
Formosa Chemicals & Fibre Corp.	444,182	956,978
Formosa Petrochemical Corp.	155,000	419,544
Formosa Plastics Corp.	442,663	1,218,071
Foxconn Technology Co. Ltd.	178,519	318,697
Fubon Financial Holding Co. Ltd.	676,478	1,320,614
Genius Electronic Optical Co. Ltd.	6,475	82,329
Giant Manufacturing Co. Ltd.	39,305	290,265
Globalwafers Co. Ltd.	15,884	253,475
Himax Technologies, Inc. ADR (c)	15,709	106,036
Hiwin Technologies Corp.	31,745	242,079
Holy Stone Enterprise Co. Ltd.	14,000	48,323
Hon Hai Precision Industry Co. Ltd.	914,765	3,318,995
Hotai Motor Co. Ltd.	32,000	836,360
Security Description	Shares	Value
HTC Corp. (a)	89,710	$164,473
Hua Nan Financial Holdings Co. Ltd. Class C	770,909	549,509
Innolux Corp.	679,531	332,734
Inventec Corp.	288,000	399,480
ITEQ Corp.	17,267	38,310
King Yuan Electronics Co. Ltd.	270,898	495,792
Largan Precision Co. Ltd.	6,142	420,057
Lite-On Technology Corp.	407,394	1,353,860
Macronix International Co. Ltd.	204,673	214,895
Makalot Industrial Co. Ltd.	38,069	369,145
MediaTek, Inc.	123,601	2,730,417
Medigen Biotechnology Corp. (a)	14,000	14,924
Medigen Vaccine Biologics Corp. (a)	25,467	50,371
Mega Financial Holding Co. Ltd.	765,937	939,453
Merry Electronics Co. Ltd.	34,809	106,290
Microbio Co. Ltd.	3,956	7,342
Micro-Star International Co. Ltd.	34,000	192,682
Motech Industries, Inc.	82,627	90,468
Nan Ya Plastics Corp.	618,704	1,440,256
Nanya Technology Corp.	54,000	122,757
Nien Made Enterprise Co. Ltd.	11,000	120,968
Novatek Microelectronics Corp.	58,599	802,468
Nuvoton Technology Corp.	20,000	82,519
O-Bank Co. Ltd.	679,281	222,468
Oneness Biotech Co. Ltd.	18,204	126,252
PChome Online, Inc.	18,957	31,347
Pegatron Corp.	260,900	626,606
PharmaEssentia Corp. (a)	11,483	125,174
Phoenix Silicon International Corp.	18,479	35,659
Pou Chen Corp.	184,000	186,100
Powertech Technology, Inc.	173,518	584,995
President Chain Store Corp.	41,000	371,896
Promos Technologies, Inc. (a)(d)	2,232	—
Quanta Computer, Inc.	408,729	1,994,792
Radiant Opto-Electronics Corp.	38,000	134,213
RDC Semiconductor Co. Ltd. (a)	10,000	51,695
Realtek Semiconductor Corp.	56,825	707,017
RichWave Technology Corp. (a)	14,201	80,707
Ritek Corp. (a)	61,593	19,539
Senhwa Biosciences, Inc. (a)	1,000	1,641
Shanghai Commercial & Savings Bank Ltd.	312,332	455,293
Shin Kong Financial Holding Co. Ltd. (a)	1,914,143	546,995
Silicon Motion Technology Corp. ADR	2,988	214,718
Simplo Technology Co. Ltd.	16,000	168,762

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Sino-American Silicon Products, Inc.	26,000	$134,823
SinoPac Financial Holdings Co. Ltd.	1,643,587	915,611
Sitronix Technology Corp.	10,000	75,294
Synnex Technology International Corp.	171,000	318,451
TA-I Technology Co. Ltd.	15,750	24,982
Taishin Financial Holding Co. Ltd.	935,579	567,755
Taiwan Cement Corp.	774,631	946,386
Taiwan Cooperative Financial Holding Co. Ltd.	240,983	217,039
Taiwan FU Hsing Industrial Co. Ltd.	163,000	223,739
Taiwan High Speed Rail Corp.	97,000	100,132
Taiwan Mobile Co. Ltd.	149,260	458,163
Taiwan Paiho Ltd.	20,000	34,934
Taiwan Semiconductor Manufacturing Co. Ltd.	26,000	480,855
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	218,384	22,039,313
Taiwan Surface Mounting Technology Corp.	20,000	64,538
Taiwan Union Technology Corp.	13,000	31,514
Teco Electric & Machinery Co. Ltd.	128,000	219,056
TPK Holding Co. Ltd.	23,000	32,715
Tripod Technology Corp.	124,361	493,139
Unimicron Technology Corp.	82,540	466,440
Uni-President Enterprises Corp.	384,893	942,938
United Integrated Services Co. Ltd. (a)	60,755	425,263
United Microelectronics Corp. ADR (c)	212,571	1,677,185
Vanguard International Semiconductor Corp.	19,000	53,685
Voltronic Power Technology Corp.	6,804	429,285
Walsin Lihwa Corp.	448,453	590,363
Walsin Technology Corp.	25,000	76,579
Win Semiconductors Corp.	25,000	131,644
Winbond Electronics Corp. (a)	91,000	80,205
Wistron Corp.	613,976	1,790,012
Wiwynn Corp.	9,248	421,653
Yageo Corp.	21,596	340,812
Yang Ming Marine Transport Corp. (a)	98,000	198,237
Yuanta Financial Holding Co. Ltd.	1,404,130	1,041,449
Zhen Ding Technology Holding Ltd.	48,000	161,826
		82,482,861
THAILAND — 3.1%
Advanced Info Service PCL	142,961	862,887
Security Description	Shares	Value
Airports of Thailand PCL (a)	310,900	$631,358
Bangkok Bank PCL NVDR	25,000	112,467
Bangkok Dusit Medical Services PCL Class F	87,300	68,328
Bangkok Expressway & Metro PCL	1,645,107	396,719
Beauty Community PCL (a)	27,700	398
BEC World PCL	24,800	5,631
Bumrungrad Hospital PCL	31,900	203,339
Carabao Group PCL Class F	14,700	27,157
Central Plaza Hotel PCL (a)	43,100	60,173
Charoen Pokphand Foods PCL	209,600	116,461
Chularat Hospital PCL Class F	1,739,600	147,195
CP ALL PCL	601,954	1,061,123
CPN Retail Growth Leasehold REIT	32,800	9,991
Delta Electronics Thailand PCL	264,300	685,816
Electricity Generating PCL	19,599	72,138
Energy Absolute PCL	205,100	329,733
Frasers Property Thailand Industrial Freehold & Leasehold REIT	64,687	19,340
Global Power Synergy PCL Class F	26,300	40,242
Gulf Energy Development PCL	237,600	313,293
Gunkul Engineering PCL	1,418,243	127,204
Hana Microelectronics PCL	92,600	123,406
Ichitan Group PCL	118,500	46,123
Indorama Ventures PCL	149,600	144,516
IRPC PCL	2,070,991	133,179
Jasmine International PCL (a)	553,425	21,541
Kasikornbank PCL	51,754	189,032
Kasikornbank PCL NVDR	79,700	291,106
KCE Electronics PCL	231,070	254,174
Krungthai Card PCL	79,100	110,434
MC Group PCL	268,600	94,697
Mega Lifesciences PCL	205,000	216,824
Minor International PCL	310,646	300,088
Muangthai Capital PCL	20,700	22,916
PTG Energy PCL	159,500	54,884
PTT Exploration & Production PCL	138,507	585,984
PTT Global Chemical PCL NVDR	69,700	73,229
PTT PCL	663,183	626,615
SCB X PCL	217,328	652,811
Siam Cement PCL NVDR	44,500	404,146
Srisawad Corp. PCL	219,631	292,697
Super Energy Corp. PCL NVDR (a)	899,700	13,195
SVI PCL	709,540	166,103
Thai Beverage PCL	883,200	378,510
Thai Oil PCL	279,249	348,520
Thai Union Group PCL Class F	194,300	70,694
TMBThanachart Bank PCL	2,962,136	129,497
True Corp. PCL NVDR	742,756	137,218

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	60,100	$17,968
		11,191,100
UNITED STATES — 0.1%
JS Global Lifestyle Co. Ltd. (a)(b)	67,000	11,627
Legend Biotech Corp. ADR (a)	5,689	392,712
		404,339
TOTAL COMMON STOCKS (Cost $347,933,407)		356,015,622

RIGHTS — 0.0% (e)
THAILAND — 0.0% (e)
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust (expiring date 11/17/22) (a)(d) (Cost $0)	3,757	—
TOTAL RIGHTS (Cost $0)		—
WARRANTS — 0.0% (e)
MALAYSIA — 0.0% (e)
Eco World Development Group Bhd (expiring 04/12/29) (a) (Cost $0)	38,320	903
TOTAL WARRANTS (Cost $0)		903
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (f)(g)	244,080	244,129
State Street Navigator Securities Lending Portfolio II (h)(i)	7,746,574	7,746,574
TOTAL SHORT-TERM INVESTMENTS (Cost $7,990,679)		7,990,703
TOTAL INVESTMENTS — 102.1% (Cost $355,924,086)		364,007,228
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(7,319,864)
NET ASSETS — 100.0%		$356,687,364

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.3% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2023.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the security is $102,404, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$346,126,897	$9,786,321	$102,404	$356,015,622
Rights	—	—	0(a)	0
Warrants	903	—	—	903
Short-Term Investments	7,990,703	—	—	7,990,703
TOTAL INVESTMENTS	$354,118,503	$9,786,321	$102,404	$364,007,228
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2023.
Sector Breakdown as of June 30, 2023

% of Net Assets
Information Technology	21.8%
Financials	20.4
Consumer Discretionary	15.0
Communication Services	9.4
Industrials	7.5
Materials	6.1
Consumer Staples	5.8
Health Care	5.4
Energy	4.6
Utilities	2.1
Real Estate	1.7
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(2.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$12,554,706	$12,310,658	$57	$24	244,080	$244,129	$14,839
State Street Navigator Securities Lending Portfolio II	3,218,731	3,218,731	53,977,844	49,450,001	—	—	7,746,574	7,746,574	60,818
Total		$3,218,731	$66,532,550	$61,760,659	$57	$24		$7,990,703	$75,657
See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE — 0.2%
AECC Aviation Power Co. Ltd. Class A	173,000	$1,004,973
AviChina Industry & Technology Co. Ltd. Class H	1,577,000	764,694
AVICOPTER PLC Class A	80,800	442,274
EHang Holdings Ltd. ADR (a) (b)	14,100	213,897
Gaona Aero Material Co. Ltd. Class A	37,700	204,130
Kuang-Chi Technologies Co. Ltd. Class A	84,600	177,461
		2,807,429
AIR FREIGHT & LOGISTICS — 0.8%
JD Logistics, Inc. (a) (b) (c)	925,700	1,443,490
Milkyway Chemical Supply Chain Service Co. Ltd. Class A	9,000	110,217
SF Holding Co. Ltd. Class A	240,600	1,491,265
Sinotrans Ltd. Class H	1,157,000	411,917
STO Express Co. Ltd. Class A (a)	32,171	47,849
YTO Express Group Co. Ltd. Class A	261,400	523,174
Yunda Holding Co. Ltd. Class A	140,958	185,237
ZTO Express Cayman, Inc. ADR	221,530	5,555,972
		9,769,121
AUTOMOBILE COMPONENTS — 0.6%
Bethel Automotive Safety Systems Co. Ltd. Class A	19,000	207,008
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	5,800	98,543
China First Capital Group Ltd. (a)	431,600	3,745
Fuyao Glass Industry Group Co. Ltd. Class A	177,200	873,236
Fuyao Glass Industry Group Co. Ltd. Class H (c)	271,600	1,122,916
Huayu Automotive Systems Co. Ltd. Class A	176,600	448,127
Huizhou Desay Sv Automotive Co. Ltd. Class A	23,600	505,459
Kandi Technologies Group, Inc. (a) (b)	26,402	104,552
Minth Group Ltd.	428,000	1,174,234
Ningbo Tuopu Group Co. Ltd. Class A (a)	54,800	607,901
Ningbo Xusheng Group Co. Ltd. Class A	64,620	247,561
Sailun Group Co. Ltd. Class A	155,300	243,150
Shandong Linglong Tyre Co. Ltd. Class A	170,600	521,077
Security Description	Shares	Value
Shenzhen Kedali Industry Co. Ltd. Class A	18,900	$343,587
Tianneng Power International Ltd. (b)	548,000	565,720
Wencan Group Co. Ltd. Class A	21,900	131,885
Zhejiang Shuanghuan Driveline Co. Ltd. Class A	54,700	272,944
		7,471,645
AUTOMOBILES — 4.1%
AIMA Technology Group Co. Ltd. Class A	54,350	240,716
BAIC Motor Corp. Ltd. Class H (c)	145,400	35,253
BYD Co. Ltd. Class A	112,900	4,008,177
BYD Co. Ltd. Class H	422,000	13,462,471
Chongqing Changan Automobile Co. Ltd. Class A (a)	627,752	1,115,747
Dongfeng Motor Group Co. Ltd. Class H	1,541,300	704,113
Geely Automobile Holdings Ltd.	2,811,000	3,429,186
Great Wall Motor Co. Ltd. Class H (b)	1,929,000	2,207,989
Guangzhou Automobile Group Co. Ltd. Class A	132,100	189,212
Guangzhou Automobile Group Co. Ltd. Class H	2,075,691	1,236,949
Li Auto, Inc. Class A (a)	584,800	10,111,579
NIO, Inc. ADR (a)	759,538	7,359,923
Niu Technologies ADR (a) (b)	19,113	76,070
Qingling Motors Co. Ltd. Class H (a)	3,744,000	358,319
SAIC Motor Corp. Ltd. Class A	556,379	1,083,726
XPeng, Inc. Class A (a) (b)	538,300	3,434,525
Yadea Group Holdings Ltd. (c)	476,000	1,082,398
		50,136,353
BANKS — 10.2%
Agricultural Bank of China Ltd. Class A	5,711,400	2,771,381
Agricultural Bank of China Ltd. Class H	16,811,000	6,607,187
Bank of Beijing Co. Ltd. Class A	700,400	445,765
Bank of Chengdu Co. Ltd. Class A (a)	319,200	535,744
Bank of China Ltd. Class A	2,089,800	1,123,209
Bank of China Ltd. Class H	41,670,700	16,696,782
Bank of Chongqing Co. Ltd. Class H	705,000	361,649
Bank of Communications Co. Ltd. Class A	1,086,400	866,157
Bank of Communications Co. Ltd. Class H	11,606,824	7,686,933
Bank of Hangzhou Co. Ltd. Class A	440,000	710,672
Bank of Jiangsu Co. Ltd. Class A (a)	783,700	791,801

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Bank of Nanjing Co. Ltd. Class A	486,400	$534,888
Bank of Ningbo Co. Ltd. Class A	340,010	1,182,473
Bank of Shanghai Co. Ltd. Class A	684,900	541,345
Bank of Zhengzhou Co. Ltd. Class A (a)	1,006,419	318,189
China Bohai Bank Co. Ltd. Class H (a) (c)	1,387,000	214,158
China CITIC Bank Corp. Ltd. Class H	5,591,471	2,625,707
China Construction Bank Corp. Class H (a)	51,267,623	33,168,319
China Everbright Bank Co. Ltd. Class A (a)	1,918,600	809,658
China Everbright Bank Co. Ltd. Class H	964,000	276,778
China Merchants Bank Co. Ltd. Class A	950,000	4,278,056
China Merchants Bank Co. Ltd. Class H	1,729,235	7,855,545
China Minsheng Banking Corp. Ltd. Class A	191,800	98,869
China Minsheng Banking Corp. Ltd. Class H (b)	4,628,259	1,712,726
Chongqing Rural Commercial Bank Co. Ltd. Class H	1,717,000	606,907
Huaxia Bank Co. Ltd. Class A	208,700	155,202
Industrial & Commercial Bank of China Ltd. Class A	3,362,000	2,227,531
Industrial & Commercial Bank of China Ltd. Class H	36,926,789	19,696,549
Industrial Bank Co. Ltd. Class A	986,500	2,122,220
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	528,300	495,272
Ping An Bank Co. Ltd. Class A	953,900	1,472,521
Postal Savings Bank of China Co. Ltd. Class A	1,800,400	1,210,199
Postal Savings Bank of China Co. Ltd. Class H (b) (c)	4,145,000	2,549,435
Shanghai Pudong Development Bank Co. Ltd. Class A	1,086,670	1,081,472
		123,831,299
BEVERAGES — 3.1%
Anhui Gujing Distillery Co. Ltd. Class A (a)	32,900	1,118,767
Anhui Kouzi Distillery Co. Ltd. Class A	41,800	283,558
Beijing Shunxin Agriculture Co. Ltd. Class A (a)	46,100	213,492
Beijing Yanjing Brewery Co. Ltd. Class A	436,800	748,735
China Huiyuan Juice Group Ltd. (a) (d)	701,000	—
China Resources Beer Holdings Co. Ltd.	843,667	5,555,115
Security Description	Shares	Value
Chongqing Brewery Co. Ltd. Class A	32,139	$407,149
Jiangsu King's Luck Brewery JSC Ltd. Class A	95,700	694,584
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	74,100	1,337,911
JiuGui Liquor Co. Ltd. Class A	10,200	126,399
Kweichow Moutai Co. Ltd. Class A	54,031	12,559,304
Luzhou Laojiao Co. Ltd. Class A	68,500	1,973,325
Nongfu Spring Co. Ltd. Class H (b) (c)	812,000	4,481,408
Shanghai Bairun Investment Holding Group Co. Ltd. Class A (a)	31,120	155,497
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	57,440	1,461,266
Sichuan Swellfun Co. Ltd. Class A	38,600	313,000
Tsingtao Brewery Co. Ltd. Class A	38,900	554,133
Tsingtao Brewery Co. Ltd. Class H	223,000	2,026,083
Wuliangye Yibin Co. Ltd. Class A	172,600	3,880,819
Yantai Changyu Pioneer Wine Co. Ltd. Class A	57,400	241,915
		38,132,460
BIOTECHNOLOGY — 1.7%
3SBio, Inc. (c)	542,000	544,310
AIM Vaccine Co. Ltd. (a) (b)	59,000	337,666
Akeso, Inc. (a) (c)	247,000	1,114,189
Alphamab Oncology (a) (b) (c)	126,000	120,266
Ascentage Pharma Group International (a) (b) (c)	38,900	104,738
BeiGene Ltd. (a)	436,800	5,986,310
Beijing SL Pharmaceutical Co. Ltd. Class A	124,875	173,199
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	46,581	427,532
BGI Genomics Co. Ltd. Class A	28,399	234,186
Bloomage Biotechnology Corp. Ltd. Class A	12,292	150,651
CARsgen Therapeutics Holdings Ltd. (a) (b) (c)	174,500	215,770
Chongqing Zhifei Biological Products Co. Ltd. Class A	136,350	828,431
CStone Pharmaceuticals (a) (b) (c)	249,500	79,276
Daan Gene Co. Ltd. Class A	202,940	278,126
Everest Medicines Ltd. (a) (b) (c)	41,000	124,518
Getein Biotech, Inc. Class A	236,528	419,097
Hualan Biological Engineering, Inc. Class A	117,300	361,342
I-Mab ADR (a) (b)	17,770	53,132

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Imeik Technology Development Co. Ltd. Class A	7,700	$470,957
InnoCare Pharma Ltd. (a) (c)	295,000	265,766
Innovent Biologics, Inc. (a) (c)	535,000	2,020,774
Jacobio Pharmaceuticals Group Co. Ltd. (a) (c)	90,000	67,529
JW Cayman Therapeutics Co. Ltd. (a) (c)	139,000	45,585
Keymed Biosciences, Inc. (a) (c)	67,500	352,289
Kintor Pharmaceutical Ltd. (a) (b) (c)	108,500	49,705
Legend Biotech Corp. ADR (a) (b)	37,298	2,574,681
Remegen Co. Ltd. Class H (a) (b) (c)	63,500	277,528
Shanghai Haohai Biological Technology Co. Ltd. Class H (b) (c)	28,600	116,785
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	83,654	443,177
Shanghai Junshi Biosciences Co. Ltd. Class H (a) (c)	20,000	58,189
Shanghai RAAS Blood Products Co. Ltd. Class A	478,200	493,661
Shenzhen Kangtai Biological Products Co. Ltd. Class A (a)	62,160	216,947
Walvax Biotechnology Co. Ltd. Class A	96,200	349,768
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (a)	292,600	591,651
Zai Lab Ltd. (a)	413,800	1,108,874
		21,056,605
BROADLINE RETAIL — 10.5%
Alibaba Group Holding Ltd. (a)	8,006,900	82,964,587
Baozun, Inc. Class A (a)	63,800	84,832
JD.com, Inc. Class A	1,220,482	20,620,143
MINISO Group Holding Ltd. ADR	56,229	955,331
PDD Holdings, Inc. ADR (a)	284,594	19,676,829
Vipshop Holdings Ltd. ADR (a)	198,882	3,281,553
		127,583,275
BUILDING PRODUCTS — 0.3%
Beijing New Building Materials PLC Class A	150,400	506,722
China Lesso Group Holdings Ltd.	613,000	402,065
Guangdong Kinlong Hardware Products Co. Ltd. Class A	10,300	91,619
Triumph New Energy Co. Ltd. Class A (a)	85,100	186,699
Xinyi Glass Holdings Ltd.	1,502,000	2,338,310
Zhejiang Weixing New Building Materials Co. Ltd. Class A	162,975	460,151
Security Description	Shares	Value
Zhuzhou Kibing Group Co. Ltd. Class A (a)	134,500	$159,371
		4,144,937
CAPITAL MARKETS — 2.1%
Caitong Securities Co. Ltd. Class A	467,070	464,836
Central China Securities Co. Ltd. Class H (b)	637,000	90,227
Changjiang Securities Co. Ltd. Class A	553,400	441,211
China Cinda Asset Management Co. Ltd. Class H	4,128,200	410,892
China Everbright Ltd.	646,000	386,614
China Galaxy Securities Co. Ltd. Class H	2,621,500	1,398,294
China International Capital Corp. Ltd. Class A	75,400	368,149
China International Capital Corp. Ltd. Class H (a) (c)	378,400	663,453
China Merchants Securities Co. Ltd. Class A	548,592	1,023,312
CITIC Securities Co. Ltd. Class A	430,025	1,169,227
CITIC Securities Co. Ltd. Class H	931,850	1,688,522
CSC Financial Co. Ltd. Class A	164,804	548,229
Dongxing Securities Co. Ltd. Class A	353,700	389,932
East Money Information Co. Ltd. Class A	675,958	1,319,432
Everbright Securities Co. Ltd. Class A	302,700	661,173
GF Securities Co. Ltd. Class A	286,900	580,126
GF Securities Co. Ltd. Class H (a)	659,200	910,158
Guosen Securities Co. Ltd. Class A	334,500	401,411
Guotai Junan International Holdings Ltd.	2,270,000	170,903
Guotai Junan Securities Co. Ltd. Class A	547,000	1,051,923
Guoyuan Securities Co. Ltd. Class A	559,540	501,485
Haitong Securities Co. Ltd. Class A	283,700	359,558
Haitong Securities Co. Ltd. Class H	2,301,400	1,409,632
Hithink RoyalFlush Information Network Co. Ltd. Class A	10,900	262,626
Huatai Securities Co. Ltd. Class A	386,700	731,959
Huatai Securities Co. Ltd. Class H (c)	1,040,800	1,285,627
Huaxi Securities Co. Ltd. Class A	395,900	452,236
Industrial Securities Co. Ltd. Class A	615,600	517,880
Noah Holdings Ltd. ADR (b)	29,232	411,587

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Orient Securities Co. Ltd. Class A	551,808	$735,764
Shaanxi International Trust Co. Ltd. Class A	2,019,030	846,489
Shanxi Securities Co. Ltd. Class A	674,990	517,738
Shenwan Hongyuan Group Co. Ltd. Class A	1,277,810	811,497
SooChow Securities Co. Ltd. Class A	563,752	537,807
Southwest Securities Co. Ltd. Class A	852,000	427,476
Up Fintech Holding Ltd. ADR (a) (b)	33,659	95,592
Western Securities Co. Ltd. Class A	432,800	377,781
Zheshang Securities Co. Ltd. Class A	433,000	588,063
		25,008,821
CHEMICALS — 1.8%
ADAMA Ltd. Class A	416,100	482,746
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (a)	55,000	173,434
Canmax Technologies Co. Ltd. Class A	40,140	197,533
Chengxin Lithium Group Co. Ltd. Class A	44,600	195,387
China BlueChemical Ltd. Class H	1,050,000	235,817
China Lumena New Materials Corp. (a) (b) (d)	89,113	—
CNGR Advanced Material Co. Ltd. Class A	25,715	212,972
COFCO Biotechnology Co. Ltd. Class A (a)	559,300	622,743
Do-Fluoride New Materials Co. Ltd. Class A	77,560	211,737
Dongyue Group Ltd.	651,000	486,800
Fufeng Group Ltd.	618,000	312,289
Ganfeng Lithium Group Co. Ltd. Class A	171,900	1,440,455
Ganfeng Lithium Group Co. Ltd. Class H (a) (c)	87,360	569,647
Guangzhou Tinci Materials Technology Co. Ltd. Class A	87,480	495,313
Hangzhou Oxygen Plant Group Co. Ltd. Class A	51,500	243,242
Hengli Petrochemical Co. Ltd. Class A (a)	288,200	567,700
Hengyi Petrochemical Co. Ltd. Class A	403,091	375,675
Hoshine Silicon Industry Co. Ltd. Class A	28,200	271,425
Huabao International Holdings Ltd. (b)	388,000	141,602
Huapont Life Sciences Co. Ltd. Class A	679,000	466,680
Security Description	Shares	Value
Hubei Feilihua Quartz Glass Co. Ltd. Class A	31,000	$209,655
Hubei Xingfa Chemicals Group Co. Ltd. Class A	70,200	214,417
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	712,100	401,332
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	240,800	237,993
Jiangsu Cnano Technology Co. Ltd. Class A	13,725	86,314
Jiangsu Eastern Shenghong Co. Ltd. Class A	281,400	457,215
Jiangsu Yoke Technology Co. Ltd. Class A	66,900	670,214
KBC Corp. Ltd. Class A (a)	5,122	120,749
LB Group Co. Ltd. Class A	240,000	544,345
Levima Advanced Materials Corp. Class A	44,800	153,340
Ningbo Shanshan Co. Ltd. Class A	90,200	187,720
Ningxia Baofeng Energy Group Co. Ltd. Class A	293,300	508,401
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	202,500	533,613
Rongsheng Petrochemical Co. Ltd. Class A	523,400	837,463
Satellite Chemical Co. Ltd. Class A	171,236	352,132
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	187,164	788,040
Shandong Weifang Rainbow Chemical Co. Ltd. Class A	13,800	149,044
Shanghai Putailai New Energy Technology Co. Ltd. Class A	96,206	505,443
Shenzhen Capchem Technology Co. Ltd. Class A	21,200	151,216
Shenzhen Dynanonic Co. Ltd. Class A	12,160	184,252
Shenzhen Senior Technology Material Co. Ltd. Class A	67,579	159,686
Sichuan Development Lomon Co. Ltd. Class A	130,000	145,282
Sichuan Lutianhua Co. Ltd. Class A (a)	220,600	138,883
Sichuan Yahua Industrial Group Co. Ltd. Class A	64,900	158,619
Sinopec Shanghai Petrochemical Co. Ltd. Class H (a)	2,449,999	384,542
Skshu Paint Co. Ltd. Class A (a)	16,856	151,581
Tianqi Lithium Corp. Class A	62,100	596,774
Tongkun Group Co. Ltd. Class A	297,600	542,036
Transfar Zhilian Co. Ltd. Class A	460,400	336,687
Wanhua Chemical Group Co. Ltd. Class A	161,900	1,954,871

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Weihai Guangwei Composites Co. Ltd. Class A	34,760	$147,406
Yunnan Energy New Material Co. Ltd. Class A (a)	41,807	553,707
Yunnan Yuntianhua Co. Ltd. Class A	72,800	170,822
Zangge Mining Co. Ltd. Class A	59,000	183,047
Zhejiang Juhua Co. Ltd. Class A (a)	265,900	503,670
Zhejiang Yongtai Technology Co. Ltd. Class A	53,200	111,814
Zibo Qixiang Tengda Chemical Co. Ltd. Class A (a)	25,600	22,416
		21,257,938
COMMERCIAL SERVICES & SUPPLIES — 0.2%
China Conch Environment Protection Holdings Ltd. (a) (b)	1,026,000	299,816
China Everbright Environment Group Ltd.	2,168,925	855,215
Shanghai M&G Stationery, Inc. Class A	95,380	585,276
Zhejiang Weiming Environment Protection Co. Ltd. Class A	71,200	171,374
		1,911,681
COMMUNICATIONS EQUIPMENT — 0.6%
Addsino Co. Ltd. Class A	309,300	425,166
Beijing BDStar Navigation Co. Ltd. Class A (a)	25,100	121,312
BYD Electronic International Co. Ltd.	438,000	1,324,631
C Fiber Optic (a) (d)	1,131,600	—
Comba Telecom Systems Holdings Ltd. (b)	1,872,310	344,043
Fiberhome Telecommunication Technologies Co. Ltd. Class A	53,800	150,644
Fujian Star-net Communication Co. Ltd. Class A	134,500	417,655
Guangzhou Haige Communications Group, Inc. Co. Class A	127,400	181,079
Hengtong Optic-electric Co. Ltd. Class A	96,400	194,263
Hytera Communications Corp. Ltd. Class A (a)	20,700	16,532
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	34,100	141,607
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	69,000	351,032
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H (c)	67,500	102,500
Yealink Network Technology Corp. Ltd. Class A	54,080	260,706
Security Description	Shares	Value
Zhongji Innolight Co. Ltd. Class A	20,100	$407,399
ZTE Corp. Class A	166,900	1,044,788
ZTE Corp. Class H (b)	524,997	2,103,579
		7,586,936
CONSTRUCTION & ENGINEERING — 0.8%
China Communications Services Corp. Ltd. Class H	1,511,600	744,554
China Conch Venture Holdings Ltd.	974,000	1,267,744
China Energy Engineering Corp. Ltd. Class A	721,100	231,948
China National Chemical Engineering Co. Ltd. Class A	200,400	228,090
China Railway Group Ltd. Class A	640,300	667,163
China Railway Group Ltd. Class H	3,025,000	1,995,668
China State Construction Engineering Corp. Ltd. Class A	2,018,900	1,592,963
China State Construction International Holdings Ltd.	586,000	667,761
Metallurgical Corp. of China Ltd. Class A	1,347,900	735,575
Metallurgical Corp. of China Ltd. Class H	1,295,000	318,933
Power Construction Corp. of China Ltd. Class A	795,700	627,827
Shanghai Construction Group Co. Ltd. Class A	1,112,800	411,480
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	414,400	256,907
Xinte Energy Co. Ltd. Class H (a) (b)	127,200	269,443
		10,016,056
CONSTRUCTION MATERIALS — 0.5%
Anhui Conch Cement Co. Ltd. Class A	129,400	422,274
Anhui Conch Cement Co. Ltd. Class H	713,000	1,892,453
BBMG Corp. Class H	1,549,000	169,990
China Jushi Co. Ltd. Class A	415,070	807,911
China National Building Material Co. Ltd. Class H	2,606,000	1,602,853
China Resources Cement Holdings Ltd.	1,213,163	500,028
CSG Holding Co. Ltd. Class A (a)	574,517	470,682
Huaxin Cement Co. Ltd. Class A	203,900	346,149
Sichuan Hexie Shuangma Co. Ltd. Class A (a)	137,600	318,522
Tangshan Jidong Cement Co. Ltd. Class A	3,600	3,647
		6,534,509

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
CONSUMER FINANCE — 0.8%
Alibaba Health Information Technology Ltd. (a)	1,872,000	$1,125,121
Dada Nexus Ltd. ADR (a)	39,257	208,455
DingDong Cayman Ltd. ADR (a) (b)	60,455	186,806
FinVolution Group ADR (b)	37,099	170,655
JD Health International, Inc. (a) (b) (c)	576,400	3,637,162
Jiajiayue Group Co. Ltd. Class A	137,508	237,031
Laobaixing Pharmacy Chain JSC Class A	88,550	363,339
LexinFintech Holdings Ltd. ADR (a)	95,304	218,246
Lufax Holding Ltd. ADR	333,350	476,690
Ping An Healthcare & Technology Co. Ltd. (a) (b) (c)	296,654	716,973
Qifu Technology, Inc. ADR	48,308	834,762
Qudian, Inc. ADR (a) (b)	165,035	330,070
Sun Art Retail Group Ltd.	1,628,000	419,641
Yifeng Pharmacy Chain Co. Ltd. Class A	98,947	503,249
		9,428,200
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.0% (e)
Sipai Health Technology Co. Ltd. (a)	51,600	49,647
CONTAINERS & PACKAGING — 0.1%
Greatview Aseptic Packaging Co. Ltd. (a)	520,000	142,664
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	156,640	525,162
		667,826
DISTRIBUTORS — 0.0% (e)
Xinhua Winshare Publishing & Media Co. Ltd. Class H	320,000	233,979
DIVERSIFIED CONSUMER SERVICES — 0.6%
China Education Group Holdings Ltd. (b)	595,000	463,147
China Maple Leaf Educational Systems Ltd. (a) (d)	1,207,497	41,025
China Yuhua Education Corp. Ltd. (a) (c)	634,000	71,194
East Buy Holding Ltd. (a) (b) (c)	161,000	523,888
Fu Shou Yuan International Group Ltd.	1,060,000	729,066
Gaotu Techedu, Inc. ADR (a) (b)	63,674	184,018
New Oriental Education & Technology Group, Inc. (a)	805,000	3,158,736
Offcn Education Technology Co. Ltd. Class A (a)	85,900	55,497
TAL Education Group ADR (a)	256,823	1,530,665
Tianli International Holdings Ltd.	19,000	5,043
Youdao, Inc. ADR (a) (b)	9,830	47,381
Security Description	Shares	Value
Zhejiang Yasha Decoration Co. Ltd. Class A	729,900	$469,557
		7,279,217
DIVERSIFIED REITs — 0.0% (e)
Yuexiu Real Estate Investment Trust (b)	81,833	17,439
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
China Tower Corp. Ltd. Class H (c)	25,916,000	2,877,130
CITIC Telecom International Holdings Ltd.	1,503,000	575,377
		3,452,507
ELECTRICAL EQUIPMENT — 1.6%
Beijing Easpring Material Technology Co. Ltd. Class A	24,600	170,193
CBAK Energy Technology, Inc. (a) (b)	139,160	169,775
Contemporary Amperex Technology Co. Ltd. Class A	195,960	6,162,876
Dajin Heavy Industry Co. Ltd. Class A	38,200	161,941
Dongfang Electric Corp. Ltd. Class A	336,800	863,435
Eve Energy Co. Ltd. Class A	102,900	855,756
Fangda Carbon New Material Co. Ltd. Class A (a)	451,960	385,186
Fullshare Holdings Ltd. (a) (b)	6,077,500	39,552
Ginlong Technologies Co. Ltd. Class A (a)	20,850	298,357
GoodWe Technologies Co. Ltd. Class A	7,515	172,369
Gotion High-tech Co. Ltd. Class A (a)	94,800	359,924
Guangzhou Great Power Energy & Technology Co. Ltd. Class A (a)	19,100	126,129
Hongfa Technology Co. Ltd. Class A	51,940	227,400
Jiangsu Zhongtian Technology Co. Ltd. Class A	139,000	303,993
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	84,200	137,965
JL Mag Rare-Earth Co. Ltd. Class A (a)	56,700	233,197
Ming Yang Smart Energy Group Ltd. Class A	99,200	230,178
Nantong Jianghai Capacitor Co. Ltd. Class A	72,000	210,711
NARI Technology Co. Ltd. Class A	413,683	1,313,586
Ningbo Orient Wires & Cables Co. Ltd. Class A	30,200	203,539
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	21,731	161,367
Ningbo Sanxing Medical Electric Co. Ltd. Class A	192,600	334,379

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Pylon Technologies Co. Ltd. Class A	6,434	$175,337
Shanghai Electric Group Co. Ltd. Class A (a)	762,200	478,811
Shanghai Electric Group Co. Ltd. Class H (a)	2,108,000	492,259
Shanghai Liangxin Electrical Co. Ltd. Class A	69,950	108,173
Shanghai Moons' Electric Co. Ltd. Class A	52,400	578,397
Shenzhen Kstar Science & Technology Co. Ltd. Class A	43,600	239,792
Shijiazhuang Shangtai Technology Co. Ltd. Class A	13,100	101,400
Sieyuan Electric Co. Ltd. Class A	43,800	281,291
Sungrow Power Supply Co. Ltd. Class A	68,100	1,091,783
Sunwoda Electronic Co. Ltd. Class A	77,100	172,963
Suzhou Maxwell Technologies Co. Ltd. Class A	12,134	282,517
TBEA Co. Ltd. Class A (a)	195,900	600,238
Tech-Pro, Inc. (a) (b) (d)	4,481,396	—
Titan Wind Energy Suzhou Co. Ltd. Class A (a)	71,500	149,687
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	307,800	449,337
Xinjiang Goldwind Science & Technology Co. Ltd. Class H (a)	502,560	344,377
Zhejiang Chint Electrics Co. Ltd. Class A	170,900	649,555
Zhejiang HangKe Technology, Inc.Co. Class A	40,791	170,850
Zhejiang Narada Power Source Co. Ltd. Class A (a)	71,100	189,214
		19,677,789
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
AAC Technologies Holdings, Inc. (b)	490,745	1,154,753
Accelink Technologies Co. Ltd. Class A (a)	133,300	679,620
Anxin-China Holdings Ltd. (a) (d)	3,068,000	—
Avary Holding Shenzhen Co. Ltd. Class A	101,100	337,565
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	9,500	85,274
BOE Technology Group Co. Ltd. Class A	2,056,800	1,156,363
CETC Cyberspace Security Technology Co. Ltd. Class A	94,100	360,500
China Zhenhua Group Science & Technology Co. Ltd. Class A	33,100	436,113
Security Description	Shares	Value
Eoptolink Technology, Inc.Ltd. Class A	14,000	$130,805
Foxconn Industrial Internet Co. Ltd. Class A	447,100	1,548,760
GoerTek, Inc. Class A	214,600	523,609
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	40,700	373,947
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	85,600	214,271
Hollysys Automation Technologies Ltd. (a) (b)	42,800	752,852
Kingboard Holdings Ltd.	420,999	1,146,968
Kingboard Laminates Holdings Ltd.	465,500	437,784
Lens Technology Co. Ltd. Class A	261,200	422,240
Lingyi iTech Guangdong Co. Class A (a)	392,000	372,343
Luxshare Precision Industry Co. Ltd. Class A	377,263	1,682,821
Maxscend Microelectronics Co. Ltd. Class A	36,953	490,841
OFILM Group Co. Ltd. Class A (a)	290,100	223,313
Shengyi Technology Co. Ltd. Class A	143,900	280,885
Shennan Circuits Co. Ltd. Class A	44,120	457,102
Shenzhen Kinwong Electronic Co. Ltd. Class A	110,300	388,903
Sunny Optical Technology Group Co. Ltd.	396,700	3,956,066
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A (a)	184,400	656,507
Tianma Microelectronics Co. Ltd. Class A (a)	281,900	355,727
Unisplendour Corp. Ltd. Class A	171,176	749,430
Universal Scientific Industrial Shanghai Co. Ltd. Class A	198,200	407,581
Wasion Holdings Ltd.	604,000	245,867
Wingtech Technology Co. Ltd. Class A	71,600	481,283
Wuhan Guide Infrared Co. Ltd. Class A	560,753	598,924
WUS Printed Circuit Kunshan Co. Ltd. Class A	163,410	470,364
Xiamen Faratronic Co. Ltd. Class A	9,700	183,072
Zhejiang Dahua Technology Co. Ltd. Class A	230,100	624,687
		22,387,140
ENERGY EQUIPMENT & SERVICES — 0.2%
Anton Oilfield Services Group (a)	1,756,000	96,353
China Oilfield Services Ltd. Class H	1,279,900	1,321,286

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Shandong Molong Petroleum Machinery Co. Ltd. Class A (a)	430,912	$258,258
Sinopec Oilfield Service Corp. Class H (a)	2,168,000	146,625
		1,822,522
ENTERTAINMENT — 2.6%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	166,300	797,348
Alibaba Pictures Group Ltd. (a) (b)	8,560,000	447,847
Bilibili, Inc. Class Z (a) (b)	119,360	1,777,469
Cloud Music, Inc. (a) (b) (c)	32,950	348,984
CTEG (a) (b) (d)	1,980,400	—
DouYu International Holdings Ltd. ADR (a)	78,275	82,189
G-bits Network Technology Xiamen Co. Ltd. Class A	6,146	414,906
Giant Network Group Co. Ltd. Class A	187,900	463,112
HUYA, Inc. ADR (a) (b)	31,539	112,910
iDreamSky Technology Holdings Ltd. (a) (b) (c)	424,800	187,557
iQIYI, Inc. ADR (a)	187,209	999,696
Kingsoft Corp. Ltd.	574,400	2,261,215
Kunlun Tech Co. Ltd. Class A	37,500	207,635
Mango Excellent Media Co. Ltd. Class A	96,666	454,575
NetDragon Websoft Holdings Ltd.	277,000	521,014
NetEase, Inc.	961,400	18,721,083
Perfect World Co. Ltd. Class A	206,400	479,202
Talkweb Information System Co. Ltd. Class A (a)	44,000	116,792
Tencent Music Entertainment Group ADR (a)	264,782	1,954,091
XD, Inc. (a) (b)	124,400	312,722
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	495,312	516,773
		31,177,120
FINANCIAL SERVICES — 0.2%
AVIC Industry-Finance Holdings Co. Ltd. Class A	781,300	411,335
China Common Rich Renewable Energy Investments Ltd. (a) (b) (d)	17,589,376	—
Chong Sing Holdings FinTech Group Ltd. (a) (d)	17,798,900	—
Far East Horizon Ltd. (b)	1,305,000	1,032,463
Hi Sun Technology China Ltd. (a)	1,587,000	143,783
Yeahka Ltd. (a) (b)	101,200	225,991
		1,813,572
Security Description	Shares	Value
FOOD PRODUCTS — 1.9%
Anjoy Foods Group Co. Ltd. Class A	12,892	$260,151
Ausnutria Dairy Corp. Ltd. (a) (b)	26,900	11,774
China Feihe Ltd. (c)	1,518,000	844,560
China Huishan Dairy Holdings Co. Ltd. (a) (d)	2,729,000	—
China Mengniu Dairy Co. Ltd. (a)	1,596,220	6,008,791
China Yurun Food Group Ltd. (a)	1,544,000	55,167
COFCO Joycome Foods Ltd. (a) (b)	949,000	227,665
Dali Foods Group Co. Ltd. (c)	799,500	357,074
Foshan Haitian Flavouring & Food Co. Ltd. Class A	263,273	1,695,488
Fujian Sunner Development Co. Ltd. Class A	143,200	376,956
Guangdong Haid Group Co. Ltd. Class A	110,800	713,404
Health & Happiness H&H International Holdings Ltd. (b)	130,000	167,215
Henan Shuanghui Investment & Development Co. Ltd. Class A	166,900	561,855
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	351,700	1,369,130
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	88,993	450,054
Juewei Food Co. Ltd. Class A	19,600	100,091
Muyuan Foods Co. Ltd. Class A (a)	252,646	1,463,824
New Hope Liuhe Co. Ltd. Class A (a)	249,000	399,780
Tingyi Cayman Islands Holding Corp.	1,035,844	1,609,956
Toly Bread Co. Ltd. Class A	169,480	235,764
Uni-President China Holdings Ltd.	852,400	717,893
Want Want China Holdings Ltd.	2,590,933	1,719,222
Wens Foodstuffs Group Co. Ltd. Class A	239,200	603,359
WH Group Ltd. (c)	4,520,683	2,394,002
Yihai International Holding Ltd. (a)	295,000	631,664
Yihai Kerry Arawana Holdings Co. Ltd. Class A	58,900	323,777
		23,298,616
GAS UTILITIES — 0.5%
Beijing Enterprises Holdings Ltd.	176,500	638,513
China Gas Holdings Ltd.	1,387,800	1,588,516
China Resources Gas Group Ltd.	556,500	1,903,147

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Chongqing Gas Group Corp. Ltd. Class A	222,700	$208,165
ENN Natural Gas Co. Ltd. Class A	90,900	237,159
Kunlun Energy Co. Ltd.	2,475,400	1,945,801
		6,521,301
GROUND TRANSPORTATION — 0.3%
China High Speed Railway Technology Co. Ltd. Class A (a)	1,108,954	359,753
Full Truck Alliance Co. Ltd. ADR (a) (b)	340,520	2,118,034
Guangshen Railway Co. Ltd. Class H (a)	2,074,000	656,346
		3,134,133
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
AK Medical Holdings Ltd. (b) (c)	94,000	81,566
Angelalign Technology, Inc. (a) (c)	15,600	145,418
Intco Medical Technology Co. Ltd. Class A	74,960	226,689
iRay Technology Co. Ltd. Class A	4,359	169,230
Jafron Biomedical Co. Ltd. Class A	21,255	67,726
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	123,782	612,376
Lifetech Scientific Corp. (a)	1,184,000	403,399
Microport Cardioflow Medtech Corp. (a) (b) (c)	90,000	20,328
Microport Scientific Corp. (a)	368,311	665,503
Ovctek China, Inc. Class A	54,700	227,002
Peijia Medical Ltd. (a) (c)	190,000	149,350
Qingdao Haier Biomedical Co. Ltd. Class A	19,138	135,403
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,538,000	2,009,688
Shanghai MicroPort MedBot Group Co. Ltd. (a) (b)	124,500	386,054
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	59,400	2,447,919
Sinocare, Inc. Class A	102,300	380,243
Venus MedTech Hangzhou, Inc. Class H (a) (b) (c)	105,000	82,402
		8,210,296
HEALTH CARE PROVIDERS & SERVICES — 0.9%
Aier Eye Hospital Group Co. Ltd. Class A	428,745	1,093,256
China Meheco Co. Ltd. Class A	70,100	125,075
China National Accord Medicines Corp. Ltd. Class A	124,120	744,058
China Resources Medical Holdings Co. Ltd.	578,500	443,660
Security Description	Shares	Value
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	106,900	$468,463
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	110,000	331,968
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	11,800	122,464
Gushengtang Holdings Ltd. (a)	60,600	384,327
Huadong Medicine Co. Ltd. Class A	134,000	798,865
Hygeia Healthcare Holdings Co. Ltd. Class C (b) (c)	157,400	851,614
Jinxin Fertility Group Ltd. (b) (c)	614,500	324,634
Jointown Pharmaceutical Group Co. Ltd. Class A	442,232	630,996
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	312,800	305,714
New Horizon Health Ltd. (a) (c)	34,500	120,406
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	658,300	1,303,731
Sinopharm Group Co. Ltd. Class H	731,200	2,285,991
Topchoice Medical Corp. Class A (a)	12,900	171,757
		10,506,979
HEALTH CARE TECHNOLOGY — 0.0% (e)
Winning Health Technology Group Co. Ltd. Class A	269,200	400,388
Yidu Tech, Inc. (a) (b) (c)	185,500	136,108
		536,496
HOTELS, RESTAURANTS & LEISURE — 5.8%
China Travel International Investment Hong Kong Ltd. (a) (b)	4,100,000	800,475
H World Group Ltd. (a)	759,800	2,932,898
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	1,856,000	281,836
Haidilao International Holding Ltd. (b) (c)	571,000	1,256,162
Helens International Holdings Co. Ltd. (a) (b)	188,500	184,012
Jiumaojiu International Holdings Ltd. (b) (c)	392,000	642,279
Meituan Class B (a) (c)	2,460,081	38,392,658
Nayuki Holdings Ltd. (a) (b)	323,500	223,741
Shanghai Jinjiang International Hotels Co. Ltd. Class A	95,210	554,131
Shenzhen Overseas Chinese Town Co. Ltd. Class A (a)	568,600	343,905
Songcheng Performance Development Co. Ltd. Class A	234,300	399,368
Tongcheng Travel Holdings Ltd. (a)	510,907	1,067,894

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
TravelSky Technology Ltd. Class H	625,000	$1,060,728
Trip.com Group Ltd. (a)	275,875	9,596,448
Yum China Holdings, Inc.	225,037	12,714,590
		70,451,125
HOUSEHOLD DURABLES — 1.0%
Ecovacs Robotics Co. Ltd. Class A	23,500	251,223
Gree Electric Appliances, Inc. of Zhuhai Class A	206,400	1,035,859
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	31,700	78,566
Haier Smart Home Co. Ltd. Class A	286,400	924,379
Haier Smart Home Co. Ltd. Class H	1,320,000	4,152,056
Hang Zhou Great Star Industrial Co. Ltd. Class A	151,900	456,861
Hangzhou Robam Appliances Co. Ltd. Class A	130,900	455,059
Hisense Home Appliances Group Co. Ltd. Class H	380,000	974,657
Jason Furniture Hangzhou Co. Ltd. Class A (a)	87,640	459,596
Joyoung Co. Ltd. Class A	178,354	366,524
JS Global Lifestyle Co. Ltd. (a) (c)	466,500	80,959
KingClean Electric Co. Ltd. Class A	90,260	315,267
Oppein Home Group, Inc. Class A	36,180	476,445
Shenzhen MTC Co. Ltd. Class A	1,006,400	760,873
Skyworth Group Ltd.	1,033,793	456,438
TCL Technology Group Corp. Class A (a)	1,207,730	654,101
Zhejiang Supor Co. Ltd. Class A	60,265	414,204
		12,313,067
HOUSEHOLD PRODUCTS — 0.1%
Blue Moon Group Holdings Ltd. (b) (c)	491,000	244,353
Vinda International Holdings Ltd.	216,000	537,478
		781,831
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.5%
Beijing Jingneng Clean Energy Co. Ltd. Class H	1,282,000	305,916
CGN New Energy Holdings Co. Ltd. (b)	622,000	173,029
CGN Power Co. Ltd. Class H (c)	7,210,000	1,738,879
China Datang Corp. Renewable Power Co. Ltd. Class H	1,356,000	453,350
China Longyuan Power Group Corp. Ltd. Class H	1,862,000	1,917,457
Security Description	Shares	Value
China National Nuclear Power Co. Ltd. Class A	705,400	$683,602
China Power International Development Ltd. (b)	2,925,000	1,074,956
China Resources Power Holdings Co. Ltd.	1,044,092	2,358,220
China Three Gorges Renewables Group Co. Ltd. Class A	1,057,400	780,535
China Yangtze Power Co. Ltd. Class A	1,092,900	3,314,094
Concord New Energy Group Ltd.	6,040,000	500,983
Datang International Power Generation Co. Ltd. Class H	3,246,287	613,085
GD Power Development Co. Ltd. Class A (a)	678,300	357,108
Huadian Power International Corp. Ltd. Class H (b)	1,356,000	707,710
Huaneng Power International, Inc. Class A (a)	161,400	205,444
Huaneng Power International, Inc. Class H (a)	2,796,129	1,748,339
Shanghai Electric Power Co. Ltd. Class A	149,700	221,624
Sichuan Chuantou Energy Co. Ltd. Class A	421,100	871,166
Xinyi Energy Holdings Ltd.	955,166	312,026
		18,337,523
INDUSTRIAL CONGLOMERATES — 0.3%
China Baoan Group Co. Ltd. Class A	117,700	195,282
CITIC Ltd.	2,274,000	2,713,154
Shanghai Industrial Holdings Ltd.	440,000	637,828
		3,546,264
INSURANCE — 3.8%
China Life Insurance Co. Ltd. Class A	219,800	1,056,278
China Life Insurance Co. Ltd. Class H	3,950,040	6,582,896
China Pacific Insurance Group Co. Ltd. Class A	306,500	1,094,583
China Pacific Insurance Group Co. Ltd. Class H	1,270,800	3,283,784
China Reinsurance Group Corp. Class H	1,909,000	129,108
China Taiping Insurance Holdings Co. Ltd.	954,291	991,237
Fanhua, Inc. ADR (a) (b)	41,608	345,762
Hubei Biocause Pharmaceutical Co. Ltd. Class A	504,700	208,129
New China Life Insurance Co. Ltd. Class A	76,400	386,159
New China Life Insurance Co. Ltd. Class H	504,800	1,330,184

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
People's Insurance Co. Group of China Ltd. Class A	404,200	$324,480
People's Insurance Co. Group of China Ltd. Class H	4,336,000	1,571,375
PICC Property & Casualty Co. Ltd. Class H	3,620,287	4,023,773
Ping An Insurance Group Co. of China Ltd. Class A	481,800	3,073,008
Ping An Insurance Group Co. of China Ltd. Class H	3,225,600	20,518,613
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (c)	276,300	750,988
		45,670,357
INTERACTIVE MEDIA & SERVICES — 13.6%
Autohome, Inc. ADR	38,211	1,114,233
Baidu, Inc. Class A (a)	1,156,300	19,594,804
China Metal Recycling Holdings Ltd. (a) (b) (d)	268,085	—
Hello Group, Inc. ADR	94,638	909,471
JOYY, Inc. ADR	29,971	920,409
Kanzhun Ltd. ADR (a)	106,864	1,608,303
Kuaishou Technology (a) (c)	1,020,800	6,975,454
Luokung Technology Corp. (a) (b)	9,037	10,393
Meitu, Inc. (b) (c)	1,452,000	548,442
Sohu.com Ltd. ADR (a)	18,007	198,437
Tencent Holdings Ltd.	3,138,415	132,799,736
Weibo Corp. ADR	33,897	444,390
Zhihu, Inc. ADR (a) (b)	249,977	282,474
		165,406,546
IT SERVICES — 0.3%
Beijing Ultrapower Software Co. Ltd. Class A	62,800	120,856
China TransInfo Technology Co. Ltd. Class A (a)	216,600	406,118
Chinasoft International Ltd. (a)	1,374,000	864,382
Chindata Group Holdings Ltd. ADR (a) (b)	62,727	449,125
Digital China Holdings Ltd.	384,000	152,883
GDS Holdings Ltd. Class A (a)	529,600	723,109
Kingsoft Cloud Holdings Ltd. (a) (b)	732,000	299,839
Vnet Group, Inc. ADR (a) (b)	68,890	199,781
		3,216,093
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Alpha Group Class A (a)	319,800	438,721
Zhejiang Cfmoto Power Co. Ltd. Class A	10,800	240,353
		679,074
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Genscript Biotech Corp. (a) (b)	632,000	1,419,391
Hangzhou Tigermed Consulting Co. Ltd. Class A (a)	65,000	576,662
Hangzhou Tigermed Consulting Co. Ltd. Class H (c)	25,800	146,999
Security Description	Shares	Value
Joinn Laboratories China Co. Ltd. Class A	28,135	$158,179
Maccura Biotechnology Co. Ltd. Class A	29,300	60,897
Pharmaron Beijing Co. Ltd. Class A (a)	113,000	594,606
Pharmaron Beijing Co. Ltd. Class H (a) (c)	12,900	39,836
Shanghai Medicilon, Inc. Class A	5,697	66,760
Viva Biotech Holdings (a) (b) (c)	199,000	38,091
WuXi AppTec Co. Ltd. Class A	197,184	1,688,917
WuXi AppTec Co. Ltd. Class H (b) (c)	119,800	955,453
Wuxi Biologics Cayman, Inc. (a) (c)	1,860,000	8,912,411
		14,658,202
MACHINERY — 1.6%
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (a)	52,400	93,494
China CSSC Holdings Ltd. Class A	207,800	940,053
China International Marine Containers Group Co. Ltd. Class H	543,190	315,381
CIMC Enric Holdings Ltd.	582,000	519,868
CRRC Corp. Ltd. Class A	1,560,300	1,394,121
Dongguan Yiheda Automation Co. Ltd. Class A	36,400	223,560
First Tractor Co. Ltd. Class H (b)	634,000	299,339
Haitian International Holdings Ltd.	470,000	1,096,343
Han's Laser Technology Industry Group Co. Ltd. Class A	108,900	392,200
Hefei Meiya Optoelectronic Technology, Inc. Class A	170,180	602,372
Hoyuan Green Energy Co. Ltd. Class A (a)	12,040	123,382
Ideanomics, Inc. (a)	15,560	1,159
Jiangsu Hengli Hydraulic Co. Ltd. Class A	92,196	815,276
Keda Industrial Group Co. Ltd. Class A	101,400	158,342
Lonking Holdings Ltd.	2,908,000	478,692
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	11,700	60,118
Ningbo Deye Technology Co. Ltd. Class A	19,180	394,288
North Industries Group Red Arrow Co. Ltd. Class A	61,800	153,676
Sany Heavy Equipment International Holdings Co. Ltd.	307,000	401,937
Sany Heavy Industry Co. Ltd. Class A	431,518	986,439
Shenzhen Inovance Technology Co. Ltd. Class A	119,450	1,054,309

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Sinotruk Hong Kong Ltd.	204,500	$397,174
Weichai Power Co. Ltd. Class H	1,497,680	2,193,983
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	65,000	323,177
XCMG Construction Machinery Co. Ltd. Class A	953,400	887,243
Yangzijiang Shipbuilding Holdings Ltd.	1,843,400	2,043,152
Yantai Eddie Precision Machinery Co. Ltd. Class A	28,400	80,108
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	154,900	644,317
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	118,400	202,628
Zhuzhou CRRC Times Electric Co. Ltd. Class H	346,700	1,291,841
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H (a)	1,202,200	621,304
		19,189,276
MARINE TRANSPORTATION — 0.4%
COSCO SHIPPING Holdings Co. Ltd. Class A	123,500	159,578
COSCO SHIPPING Holdings Co. Ltd. Class H	2,345,077	2,112,682
Orient Overseas International Ltd.	63,500	851,626
SITC International Holdings Co. Ltd.	771,000	1,406,898
		4,530,784
MEDIA — 0.3%
China Literature Ltd. (a) (b) (c)	254,400	1,069,658
China South Publishing & Media Group Co. Ltd. Class A	86,356	137,699
Chinese Universe Publishing & Media Group Co. Ltd. Class A	66,200	121,211
COL Group Co. Ltd. Class A (a)	41,000	100,432
Focus Media Information Technology Co. Ltd. Class A	746,100	698,430
NanJi E-Commerce Co. Ltd. Class A (a)	432,300	227,595
Shandong Publishing & Media Co. Ltd. Class A	663,413	836,242
Wasu Media Holding Co. Ltd. Class A	385,900	461,501
		3,652,768
METALS & MINING — 2.1%
Aluminum Corp. of China Ltd. Class H	3,192,000	1,372,667
Angang Steel Co. Ltd. Class H	1,443,435	377,593
Anhui Honglu Steel Construction Group Co. Ltd. Class A	67,830	268,623
Baoshan Iron & Steel Co. Ltd. Class A	1,255,900	970,220
Security Description	Shares	Value
China Hongqiao Group Ltd.	1,044,500	$847,692
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	217,600	717,277
China Rare Earth Resources & Technology Co. Ltd. Class A	60,300	245,351
China Zhongwang Holdings Ltd. (a) (b) (d)	1,029,600	—
Chongqing Iron & Steel Co. Ltd. Class A (a)	1,769,700	340,570
Citic Pacific Special Steel Group Co. Ltd. Class A	129,900	282,842
CMOC Group Ltd. Class A	1,080,900	791,939
CMOC Group Ltd. Class H	2,211,000	1,156,764
GEM Co. Ltd. Class A (a)	270,100	256,556
Guangdong HEC Technology Holding Co. Ltd. Class A	337,400	334,395
Guangdong Hongda Holdings Group Co. Ltd. Class A	100,600	407,113
Guocheng Mining Co. Ltd. Class A (a)	150,600	314,043
Henan Shenhuo Coal & Power Co. Ltd. Class A	138,100	246,783
Hunan Valin Steel Co. Ltd. Class A	306,500	200,968
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	2,666,200	656,031
Inner Mongolia ERDOS Resources Co. Ltd. Class A	122,220	150,700
Jiangxi Copper Co. Ltd. Class H	844,000	1,296,705
Maanshan Iron & Steel Co. Ltd. Class A	1,176,300	415,557
Maanshan Iron & Steel Co. Ltd. Class H	84,000	14,792
MMG Ltd. (a)	1,592,000	461,149
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	704,100	378,434
Shandong Gold Mining Co. Ltd. Class A	356,720	1,151,342
Shandong Nanshan Aluminum Co. Ltd. Class A	544,400	225,998
Shanxi Meijin Energy Co. Ltd. Class A (a)	365,800	379,135
Shanxi Taigang Stainless Steel Co. Ltd. Class A	297,800	158,422
Shenghe Resources Holding Co. Ltd. Class A (a)	98,100	173,551
Shougang Fushan Resources Group Ltd.	2,351,422	591,111
Sinomine Resource Group Co. Ltd. Class A	27,320	191,302
Tiangong International Co. Ltd.	554,000	134,318
Tianshan Aluminum Group Co. Ltd. Class A	206,400	169,948
Tibet Summit Resources Co. Ltd. Class A (a)	57,760	144,980

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Western Superconducting Technologies Co. Ltd. Class A	28,212	$216,123
Xiamen Tungsten Co. Ltd. Class A	219,300	573,662
Xinxing Ductile Iron Pipes Co. Ltd. Class A	758,100	425,173
YongXing Special Materials Technology Co. Ltd. Class A	18,370	158,100
Youngy Co. Ltd. Class A	14,211	130,549
Yunnan Aluminium Co. Ltd. Class A	153,800	269,131
Zhaojin Mining Industry Co. Ltd. Class H	684,000	853,625
Zhejiang Hailiang Co. Ltd. Class A	315,700	521,191
Zhejiang Huayou Cobalt Co. Ltd. Class A	95,050	599,844
Zijin Mining Group Co. Ltd. Class H	3,908,750	5,735,986
		25,308,255
OIL, GAS & CONSUMABLE FUELS — 3.0%
China Coal Energy Co. Ltd. Class H	1,616,013	1,200,163
China Merchants Energy Shipping Co. Ltd. Class A	400,900	319,076
China Petroleum & Chemical Corp. Class A	1,229,200	1,074,629
China Petroleum & Chemical Corp. Class H	13,718,640	8,035,188
China Shenhua Energy Co. Ltd. Class A	320,300	1,353,883
China Shenhua Energy Co. Ltd. Class H	1,794,700	5,484,912
China Suntien Green Energy Corp. Ltd. Class H	1,058,000	379,371
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (a) (b)	1,143,800	1,147,215
Guanghui Energy Co. Ltd. Class A	423,870	399,701
Guizhou Panjiang Refined Coal Co. Ltd. Class A	307,031	293,323
Jizhong Energy Resources Co. Ltd. Class A	380,100	333,348
PetroChina Co. Ltd. Class A	1,804,236	1,852,648
PetroChina Co. Ltd. Class H	11,224,930	7,763,459
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	130,200	134,946
Productive Technologies Co. Ltd. (a) (b)	1,722,000	149,422
Shaanxi Coal Industry Co. Ltd. Class A	522,200	1,305,715
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	175,350	190,661
Shanxi Coking Coal Energy Group Co. Ltd. Class A	200,300	250,554
Security Description	Shares	Value
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	222,000	$498,026
Sinopec Kantons Holdings Ltd.	1,382,000	518,475
United Energy Group Ltd. (a)	4,120,000	399,561
Yankuang Energy Group Co. Ltd. Class A	67,200	276,382
Yankuang Energy Group Co. Ltd. Class H (b)	863,900	2,474,869
		35,835,527
PAPER & FOREST PRODUCTS — 0.1%
Lee & Man Paper Manufacturing Ltd.	1,350,000	447,898
Nine Dragons Paper Holdings Ltd. (a)	1,239,000	763,644
Shandong Chenming Paper Holdings Ltd. Class A (a)	522,400	348,276
		1,559,818
PASSENGER AIRLINES — 0.2%
Air China Ltd. Class A (a)	799,400	905,462
Air China Ltd. Class H (a) (b)	542,000	385,928
China Eastern Airlines Corp. Ltd. Class A (a)	958,900	627,421
China Eastern Airlines Corp. Ltd. Class H (a) (b)	204,000	68,984
China Southern Airlines Co. Ltd. Class A (a)	591,300	490,122
China Southern Airlines Co. Ltd. Class H (a) (b)	832,000	469,265
		2,947,182
PERSONAL CARE PRODUCTS — 0.1%
Hengan International Group Co. Ltd.	347,500	1,463,326
Yatsen Holding Ltd. ADR (a) (b)	134,257	135,600
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	10,400	127,062
		1,725,988
PHARMACEUTICALS — 2.2%
Asymchem Laboratories Tianjin Co. Ltd. Class A	33,800	547,598
CanSino Biologics, Inc. Class A	5,975	66,938
CanSino Biologics, Inc. Class H (b) (c)	37,600	125,468
Changchun High & New Technology Industry Group, Inc. Class A NVDR	21,400	400,949
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	103,500	272,024
China Animal Healthcare Ltd. (a) (d)	763,600	—
China Medical System Holdings Ltd.	697,300	1,135,384

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
China Resources Pharmaceutical Group Ltd. (c)	988,000	$859,832
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	93,300	777,970
China Shineway Pharmaceutical Group Ltd.	369,000	415,776
Consun Pharmaceutical Group Ltd.	678,000	458,541
CSPC Pharmaceutical Group Ltd.	4,712,240	4,094,933
Hansoh Pharmaceutical Group Co. Ltd. (c)	668,000	1,074,037
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (a)	124,600	497,386
Humanwell Healthcare Group Co. Ltd. Class A	149,900	555,109
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	352,778	2,322,822
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	435,804	761,405
Livzon Pharmaceutical Group, Inc. Class A (a)	147,100	786,779
Luye Pharma Group Ltd. (a) (b) (c)	1,633,000	689,742
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (a)	151,200	642,228
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (a)	165,500	441,384
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	607,000	200,614
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	182,800	288,216
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	162,400	696,274
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	138,900	566,690
Sihuan Pharmaceutical Holdings Group Ltd.	1,475,000	146,811
Sino Biopharmaceutical Ltd.	5,762,250	2,507,372
SSY Group Ltd.	1,244,332	793,924
Tong Ren Tang Technologies Co. Ltd. Class H	623,000	618,500
United Laboratories International Holdings Ltd.	748,000	624,240
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (a) (c)	240,000	207,335
Yifan Pharmaceutical Co. Ltd. Class A (a)	309,800	621,746
Yunnan Baiyao Group Co. Ltd. Class A	86,769	625,947
Security Description	Shares	Value
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	32,700	$1,287,179
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	138,000	349,230
Zhejiang NHU Co. Ltd. Class A	262,304	555,271
Zhejiang Starry Pharmaceutical Co. Ltd. Class A	89,000	204,063
		27,219,717
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.3%
A-Living Smart City Services Co. Ltd. (a) (c)	168,250	108,208
Aoyuan Healthy Life Group Co. Ltd. (a) (b) (d)	290,000	17,208
Beijing Capital Development Co. Ltd. Class A	470,300	252,127
Beijing North Star Co. Ltd. Class A	1,144,100	319,256
C&D International Investment Group Ltd.	196,000	444,193
China Aoyuan Group Ltd. (a) (b) (d)	754,000	28,383
China Evergrande Group (a) (b) (d)	1,280,600	26,963
China Green Electricity Investment of Tianjin Co. Ltd. Class A	84,100	134,911
China Jinmao Holdings Group Ltd.	2,671,115	391,979
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	398,219	713,256
China Overseas Grand Oceans Group Ltd.	608,557	284,997
China Overseas Land & Investment Ltd.	2,036,362	4,438,285
China Overseas Property Holdings Ltd.	932,620	938,975
China Resources Land Ltd.	1,558,555	6,602,867
China Resources Mixc Lifestyle Services Ltd. (c)	338,800	1,681,765
China SCE Group Holdings Ltd. (b)	642,000	40,142
China South City Holdings Ltd. (a) (b)	2,596,000	162,320
China Vanke Co. Ltd. Class A	458,010	882,677
China Vanke Co. Ltd. Class H	1,053,164	1,413,787
CIFI Ever Sunshine Services Group Ltd. (d)	560,000	163,464
CIFI Holdings Group Co. Ltd. (a) (b) (d)	2,239,217	162,871
Colour Life Services Group Co. Ltd. (a) (d)	411,000	16,258
Country Garden Holdings Co. Ltd. (a) (b)	4,116,215	835,156
Country Garden Services Holdings Co. Ltd.	1,003,000	1,295,250

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
E-House China Enterprise Holdings Ltd. (a)	7,800	$229
ESR Group Ltd. (c)	1,059,400	1,816,902
Evergrande Property Services Group Ltd. (a) (b) (c) (d)	2,228,500	163,513
Gemdale Corp. Class A	331,800	328,845
GR Properties Ltd. (a)	1,544,000	185,203
Grandjoy Holdings Group Co. Ltd. Class A (a)	515,300	259,251
Greentown China Holdings Ltd.	515,500	516,381
Greentown Service Group Co. Ltd. (b)	846,000	404,831
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	149,800	181,618
Hopson Development Holdings Ltd.	705,489	500,538
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (a)	476,700	102,878
Jinke Properties Group Co. Ltd. Class A (a)	566,900	86,498
KE Holdings, Inc. ADR (a)	355,713	5,282,338
KWG Group Holdings Ltd. (a) (b)	1,062,806	135,621
KWG Living Group Holdings Ltd. (a) (b)	578,174	66,401
Longfor Group Holdings Ltd. (c)	912,500	2,217,033
Poly Developments & Holdings Group Co. Ltd. Class A	626,100	1,121,417
Poly Property Group Co. Ltd. (b)	1,964,784	438,758
Poly Property Services Co. Ltd. Class H	52,600	254,724
Red Star Macalline Group Corp. Ltd. Class A	367,560	242,015
Redco Properties Group Ltd. (a) (b) (c) (d)	628,200	79,962
RiseSun Real Estate Development Co. Ltd. Class A (a)	405,800	85,904
Seazen Group Ltd. (a)	449,809	87,820
Seazen Holdings Co. Ltd. Class A (a)	151,400	299,895
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	282,300	481,572
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	265,100	359,671
Shenzhen Investment Ltd.	3,030,565	541,407
Shenzhen New Nanshan Holding Group Co. Ltd. Class A (a)	245,600	111,409
Shimao Group Holdings Ltd. (a) (b) (d)	675,441	95,241
Sino-Ocean Group Holding Ltd. (a) (b)	2,363,712	132,715
SOHO China Ltd. (a) (b)	1,155,500	172,516
Security Description	Shares	Value
Sunac Services Holdings Ltd. (b) (c)	372,000	$104,908
Times China Holdings Ltd. (a) (b)	312,000	28,267
Yango Group Co. Ltd. Class A (a)	477,900	24,306
Yanlord Land Group Ltd. (a)	625,400	353,516
Yuexiu Property Co. Ltd.	1,183,900	1,376,277
Zhongtian Financial Group Co. Ltd. Class A (a)	1,031,300	56,705
		40,052,383
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
3peak, Inc. Class A	5,864	175,723
Advanced Micro-Fabrication Equipment, Inc. China Class A (a)	33,503	720,507
China Resources Microelectronics Ltd. Class A	35,073	252,677
Daqo New Energy Corp. ADR (a)	32,785	1,301,565
Flat Glass Group Co. Ltd. Class A	84,640	448,052
Flat Glass Group Co. Ltd. Class H (b)	256,000	873,848
GCL Technology Holdings Ltd.	10,391,000	2,399,983
GigaDevice Semiconductor, Inc. Class A	40,725	594,797
Hangzhou Chang Chuan Technology Co. Ltd. Class A	56,300	367,527
Hangzhou First Applied Material Co. Ltd. Class A	78,507	401,341
Hangzhou Lion Electronics Co. Ltd. Class A	36,000	181,762
Hangzhou Silan Microelectronics Co. Ltd. Class A	44,300	184,330
Hua Hong Semiconductor Ltd. (a) (b) (c)	364,000	1,189,087
Ingenic Semiconductor Co. Ltd. Class A	19,900	241,569
JA Solar Technology Co. Ltd. Class A	173,178	992,676
JinkoSolar Holding Co. Ltd. ADR (a) (b)	23,572	1,046,125
Konfoong Materials International Co. Ltd. Class A	13,300	124,246
LONGi Green Energy Technology Co. Ltd. Class A	356,720	1,405,834
Montage Technology Co. Ltd. Class A	62,872	496,249
NAURA Technology Group Co. Ltd. Class A	28,000	1,222,604
Qingdao Gaoce Technology Co. Ltd. Class A	24,951	182,259
Risen Energy Co. Ltd. Class A (a)	62,000	218,434
SG Micro Corp. Class A	30,225	341,230

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	27,342	$188,299
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (b)	118,000	290,008
Shenzhen SC New Energy Technology Corp. Class A	13,900	214,668
StarPower Semiconductor Ltd. Class A	8,900	263,276
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	231,250	1,055,356
Tianshui Huatian Technology Co. Ltd. Class A	131,700	166,553
Tongwei Co. Ltd. Class A	236,900	1,117,287
Trina Solar Co. Ltd. Class A	91,472	535,770
Unigroup Guoxin Microelectronics Co. Ltd. Class A	45,299	580,653
Will Semiconductor Co. Ltd. Shanghai Class A	56,640	763,318
Wuhan DR Laser Technology Corp. Ltd. Class A	13,440	119,901
Wuxi Autowell Technology Co. Ltd. Class A (a)	6,032	156,214
Xinyi Solar Holdings Ltd.	2,571,162	2,969,275
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	72,700	708,532
		24,491,535
SOFTWARE — 1.0%
360 Security Technology, Inc. Class A (a)	294,000	506,785
Agora, Inc. ADR (a)	34,253	107,212
Beijing Kingsoft Office Software, Inc. Class A (a)	22,068	1,432,472
Beijing Shiji Information Technology Co. Ltd. Class A (a)	249,340	479,843
Bit Digital, Inc. (a)	49,900	202,594
Genimous Technology Co. Ltd. Class A (a)	464,900	447,978
Hundsun Technologies, Inc. Class A	125,191	762,180
Iflytek Co. Ltd. Class A (a)	118,600	1,107,942
Jiangsu Hoperun Software Co. Ltd. Class A (a)	38,400	126,473
Kingdee International Software Group Co. Ltd. (a)	1,600,000	2,139,703
Linklogis, Inc. Class B (b) (c)	505,500	179,969
Ming Yuan Cloud Group Holdings Ltd. (a) (b)	383,000	171,545
NavInfo Co. Ltd. Class A (a)	235,300	374,550
Newland Digital Technology Co. Ltd. Class A	53,898	140,027
OneConnect Financial Technology Co. Ltd. ADR (a) (b)	2,799	9,237
Security Description	Shares	Value
Sangfor Technologies, Inc. Class A (a)	31,100	$484,147
Shanghai Baosight Software Co. Ltd. Class A	225,971	1,578,268
Thunder Software Technology Co. Ltd. Class A	38,100	504,610
Topsec Technologies Group, Inc. Class A (a)	230,800	307,742
Weimob, Inc. (a) (b) (c)	937,000	454,355
Yonyou Network Technology Co. Ltd. Class A	184,240	519,179
		12,036,811
SPECIALTY RETAIL — 0.5%
ATRenew, Inc. ADR (a)	90,266	263,577
China Harmony Auto Holding Ltd. (a) (b)	1,103,000	121,045
China Meidong Auto Holdings Ltd.	238,000	274,851
China Tourism Group Duty Free Corp. Ltd. Class A	91,900	1,396,287
China Yongda Automobiles Services Holdings Ltd.	631,000	317,247
GOME Retail Holdings Ltd. (a) (b) (d)	387,000	2,593
Pop Mart International Group Ltd. (b) (c)	391,800	870,933
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	453,583	427,720
Topsports International Holdings Ltd. (c)	1,244,000	1,077,860
Uxin Ltd. ADR (a) (b)	4,794	7,862
Zhongsheng Group Holdings Ltd.	366,500	1,400,694
		6,160,669
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Canaan, Inc. ADR (a) (b)	68,688	146,305
China Greatwall Technology Group Co. Ltd. Class A	286,500	544,660
Inspur Electronic Information Industry Co. Ltd. Class A	147,440	982,960
Legend Holdings Corp. Class H (c)	197,100	182,598
Lenovo Group Ltd.	4,176,000	4,353,664
Ninestar Corp. Class A	59,400	279,657
Shenzhen Transsion Holdings Co. Ltd. Class A	39,975	807,765
Xiaomi Corp. Class B (a) (c)	7,929,200	10,846,671
		18,144,280
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
ANTA Sports Products Ltd.	601,000	6,139,148
Bosideng International Holdings Ltd.	2,226,000	937,371
China Dongxiang Group Co. Ltd.	4,105,000	159,766

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Golden Solar New Energy Technology Holdings Ltd. (a) (b)	400,000	$346,579
Lao Feng Xiang Co. Ltd. Class A	75,000	720,432
Li Ning Co. Ltd.	1,240,707	6,673,277
Shenzhou International Group Holdings Ltd.	445,800	4,252,297
Xtep International Holdings Ltd. (b)	676,624	689,005
Zhejiang Semir Garment Co. Ltd. Class A	318,100	271,978
		20,189,853
TOBACCO — 0.1%
RLX Technology, Inc. ADR (a) (b)	405,429	717,609
Smoore International Holdings Ltd. (b) (c)	996,000	1,011,684
		1,729,293
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Beijing United Information Technology Co. Ltd. Class A	20,300	103,051
Bohai Leasing Co. Ltd. Class A (a)	1,042,700	300,994
CITIC Resources Holdings Ltd.	2,754,000	138,814
COSCO SHIPPING Development Co. Ltd. Class H	2,313,500	286,361
Jiangsu Guotai International Group Co. Ltd. Class A	348,920	361,640
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A (a)	208,800	324,618
Sichuan New Energy Power Co. Ltd. Class A (a)	72,600	143,707
Xiamen C & D, Inc. Class A	262,900	394,270
Zall Smart Commerce Group Ltd. (a)	2,210,000	104,344
		2,157,799
TRANSPORTATION INFRASTRUCTURE — 0.8%
Anhui Expressway Co. Ltd. Class H	728,000	703,234
Beijing Capital International Airport Co. Ltd. Class H (a)	1,261,939	816,429
China Merchants Port Holdings Co. Ltd.	921,611	1,300,694
COSCO SHIPPING International Hong Kong Co. Ltd.	678,000	220,619
COSCO SHIPPING Ports Ltd. (b)	597,943	355,564
Hainan Meilan International Airport Co. Ltd. Class H (a)	124,000	153,643
Jiangsu Expressway Co. Ltd. Class H	1,100,795	1,014,182
Liaoning Port Co. Ltd. Class H	150,000	12,824
Security Description	Shares	Value
Qingdao Port International Co. Ltd. Class H (c)	1,230,000	$674,910
Shanghai International Airport Co. Ltd. Class A (a)	106,800	666,803
Shanghai International Port Group Co. Ltd. Class A	1,127,900	813,971
Shenzhen Expressway Corp. Ltd. Class H	594,000	506,332
Shenzhen International Holdings Ltd.	942,152	829,550
Sichuan Expressway Co. Ltd. Class H	1,072,000	307,786
Yuexiu Transport Infrastructure Ltd.	516,000	255,478
Zhejiang Expressway Co. Ltd. Class H (b)	1,106,000	839,739
		9,471,758
WATER UTILITIES — 0.3%
Beijing Enterprises Water Group Ltd.	3,020,000	716,791
Chengdu Xingrong Environment Co. Ltd. Class A	153,700	114,724
China Water Affairs Group Ltd.	552,000	416,997
Chongqing Water Group Co. Ltd. Class A	494,900	378,243
Guangdong Investment Ltd.	1,506,000	1,299,104
Luenmei Quantum Co. Ltd. Class A	150,100	143,811
		3,069,670
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (e)
China United Network Communications Ltd. Class A	163,400	107,813
TOTAL COMMON STOCKS (Cost $1,723,461,304)		1,202,105,105
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (f) (g)	562,582	562,694
State Street Navigator Securities Lending Portfolio II (h) (i)	13,014,455	13,014,455
TOTAL SHORT-TERM INVESTMENTS (Cost $13,577,137)		13,577,149
TOTAL INVESTMENTS — 100.2% (Cost $1,737,038,441)		1,215,682,254
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(2,010,502)
NET ASSETS — 100.0%		$1,213,671,752

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 9.9% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the security is $797,481, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
COL	Collateralized
NVDR	Non-Voting Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

At June 30, 2023, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI China A 50 Connect Index (long)	50	07/21/2023	$2,529,735	$2,520,750	$(8,985)
MSCI China Net Total Return USD Index (long)	132	09/15/2023	3,039,300	3,025,856	(13,444)
					$(22,429)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,201,226,613	$81,011	$797,481	$1,202,105,105
Short-Term Investments	13,577,149	—	—	13,577,149
TOTAL INVESTMENTS	$1,214,803,762	$81,011	$797,481	$1,215,682,254
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(22,429)	$—	$—	$(22,429)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(22,429)	$—	$—	$(22,429)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,906,286	$6,907,667	$147,855,828	$154,199,970	$(843)	$12	562,582	$562,694	$172,464
State Street Navigator Securities Lending Portfolio II	25,099,670	25,099,670	235,541,476	247,626,691	—	—	13,014,455	13,014,455	199,254
Total		$32,007,337	$383,397,304	$401,826,661	$(843)	$12		$13,577,149	$371,718
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 0.2%
AngloGold Ashanti Ltd.	489,583	$10,308,811
BRAZIL — 6.4%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA (a)	106,409	29,337
Afya Ltd. Class A (a)(b)	16,428	230,649
Aliansce Sonae Shopping Centers sa	644,805	3,294,868
Ambev SA ADR	5,096,392	16,206,527
Americanas SA (a)	13,580	3,294
Anima Holding SA (a)	127,109	110,404
Arco Platform Ltd. Class A (a)(b)	14,694	178,385
Atacadao SA	24,603	57,121
Auren Energia SA	113,870	338,258
Azul SA Preference Shares (a)	155,103	702,851
B3 SA - Brasil Bolsa Balcao	7,321,889	22,175,124
Banco Bradesco SA	941,927	2,858,584
Banco Bradesco SA ADR	6,696,135	23,168,627
Banco BTG Pactual SA	887,549	5,786,363
Banco do Brasil SA	1,429,455	14,638,283
Banco Pan SA Preference Shares (c)	606,303	1,150,015
Banco Santander Brasil SA	61,964	393,441
BB Seguridade Participacoes SA	848,572	5,412,637
Boa Vista Servicos SA	44,082	72,556
Bradespar SA Preference Shares (c)	617,758	2,844,197
Braskem SA Class A, ADR (a)(b)	197,270	2,298,195
BRF SA ADR (a)(b)	870,085	1,653,161
CCR SA	851,995	2,481,453
Centrais Eletricas Brasileiras SA ADR (b)	1,130,792	9,351,650
CI&T, Inc. Class A (a)(b)	29,117	182,564
Cia Brasileira de Aluminio	928	970
Cia Brasileira de Distribuicao ADR (a)(b)	378,833	1,458,507
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	751,131	8,808,350
Cia Energetica de Minas Gerais ADR (b)	3,327,977	8,752,579
Cia Siderurgica Nacional SA ADR (b)	1,017,615	2,635,623
Cielo SA	1,781,924	1,695,487
Clear Sale SA (a)	45,316	62,939
Cogna Educacao SA (a)	2,114,583	1,429,009
Construtora Tenda SA (a)	1,719	4,098
Cosan SA	1,317,352	4,877,261
Cosan SA ADR (b)	51,875	773,975
Security Description	Shares	Value
CVC Brasil Operadora e Agencia de Viagens SA (a)	167,007	$121,516
Cyrela Brazil Realty SA Empreendimentos e Participacoes	739,356	3,085,248
Desktop - Sigmanet Comunicacao Multimidia S.A (d)	1,227	2,915
Dexco SA	812,813	1,406,921
Embraer SA (a)	1,223,535	4,702,392
Eneva SA (a)	1,507,481	3,834,327
Engie Brasil Energia SA	133,625	1,265,615
Equatorial Energia SA	516,557	3,442,642
Equatorial Energia SA (a)	6,981	46,279
Eternit SA	9,151	21,018
Gafisa SA (a)	5,595	8,026
Gerdau SA ADR (b)	1,650,785	8,617,098
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	28,018	76,492
Grupo De Moda Soma SA	180,212	448,289
Grupo SBF SA	40,114	110,513
Hapvida Participacoes e Investimentos SA (a)(d)	4,190,661	3,804,953
Hypera SA	224,596	2,142,136
Infracommerce CXAAS SA (a)	216,968	76,910
Inter & Co., Inc. BDR (a)	83,285	255,690
IRB-Brasil Resseguros SA (a)	32,103	289,819
Itau Unibanco Holding SA Preference Shares ADR	5,642,011	33,287,865
Itausa SA	615,057	1,241,844
Itausa SA Preference Shares (c)	7,876,450	15,739,838
Kepler Weber SA	79,607	156,112
Klabin SA	497,541	2,245,329
Localiza Rent a Car SA	638,287	9,063,570
Locaweb Servicos de Internet SA (d)	167,914	298,653
LOG Commercial Properties e Participacoes SA	3,667	17,780
Log-in Logistica Intermodal SA (a)	1,573	16,734
Lojas Renner SA	1,502,996	6,231,327
Magazine Luiza SA (a)	2,781,648	1,943,233
Marcopolo SA Preference Shares (c)	608,184	656,849
Marfrig Global Foods SA	293,337	442,073
Meliuz SA (a)(d)	75,508	122,247
Metalurgica Gerdau SA Preference Shares (c)	2,060,471	5,048,666
Mills Estruturas e Servicos de Engenharia SA	38,743	90,513
Minerva SA	50,051	110,291
MMX Mineracao e Metalicos SA (a)(e)	20,968	—

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
MRV Engenharia e Participacoes SA	145,267	$348,412
Natura & Co. Holding SA (a)	970,054	3,366,232
Nexa Resources SA (b)	26,483	128,707
Nexpe Participacoes SA (a)	140	186
NU Holdings Ltd. Class A (a)	2,173,978	17,152,686
Odontoprev SA	29,073	75,636
Oi SA ADR (a)	850,648	3,062
Pagseguro Digital Ltd. Class A (a)(b)	188,561	1,780,016
PDG Realty SA Empreendimentos e Participacoes (a)	734	936
Pet Center Comercio e Participacoes SA	158,924	216,774
Petroleo Brasileiro SA ADR (f)	1,711,678	23,672,507
Petroleo Brasileiro SA Preference Shares ADR (b)(f)	2,452,522	30,337,697
Positivo Tecnologia SA	49,707	95,004
PRIO SA (a)	401,299	3,084,612
Profarma Distribuidora de Produtos Farmaceuticos SA	12,571	10,267
Qualicorp Consultoria e Corretora de Seguros SA	117,152	117,541
Raia Drogasil SA	1,040,486	6,384,408
Rede D'Or Sao Luiz SA (d)	823,551	5,620,087
Restoque Comercio e Confeccoes de Roupas SA	1,117	4,260
RNI Negocios Imobiliarios SA	62,125	80,361
Rossi Residencial SA (a)	112,744	115,689
Rumo SA	950,654	4,374,900
Sitios Latinoamerica SAB de CV (a)(b)	916,406	368,689
StoneCo Ltd. Class A (a)	227,633	2,900,044
Suzano SA	323,575	2,966,104
Suzano SA ADR	307,189	2,832,283
T4F Entretenimento SA (a)	145,522	88,990
Telefonica Brasil SA	807,021	7,238,764
TIM SA ADR (b)	387,720	5,928,239
TOTVS SA	335,991	2,088,103
Ultrapar Participacoes SA	918,211	3,595,565
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR (b)	1,289,324	2,024,239
Vale SA	166,150	2,211,889
Vale SA ADR	3,726,762	50,013,146
Vasta Platform Ltd. (a)(b)	11,915	39,915
Via SA (a)	1,531,139	682,411
Vibra Energia SA	810,953	3,034,349
VTEX Class A (a)(b)	123,787	594,178
WEG SA	2,033,122	15,910,107
Security Description	Shares	Value
XP, Inc. Class A (a)(b)	260,380	$6,108,515
YDUQS Participacoes SA (a)	404,319	1,661,195
Zenvia, Inc. Class A (a)	18,773	14,080
		463,859,850
CHILE — 0.6%
AntarChile SA	289,181	2,595,653
Banco de Chile	16,938,360	1,767,215
Banco Santander Chile	6,773,277	320,362
CAP SA	9,788	72,455
Cencosud SA	122,221	236,763
Empresas COPEC SA	702,139	5,208,162
Empresas Iansa SA	3,104,804	56,124
Enel Americas SA (a)	36,812,876	4,910,066
Enel Chile SA ADR (b)	1,582,744	5,270,537
Enjoy SA (a)	7,973,135	9,612
Falabella SA	2,137,729	5,130,123
Multiexport Foods SA	2,678,766	754,723
Parque Arauco SA	3,503,651	5,630,127
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (c)	157,002	11,430,231
		43,392,153
CHINA — 30.8%
111, Inc. ADR (a)(b)	49,124	120,845
17 Education & Technology Group, Inc. ADR (a)(b)	86,886	81,933
360 Security Technology, Inc. Class A (a)	166,900	287,695
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	427,830	2,051,288
3peak, Inc. Class A	11,764	352,525
3SBio, Inc. (d)	1,030,000	1,034,390
51 Talk Online Education Group ADR (a)	426	3,791
9F, Inc. ADR, ADR (a)(b)	1,240	4,179
AAC Technologies Holdings, Inc. (b)	1,057,632	2,488,673
Acrobiosystems Co. Ltd. Class A	14,550	125,643
Addsino Co. Ltd. Class A	415,900	571,700
Advanced Micro-Fabrication Equipment, Inc. China Class A (a)	63,193	1,359,013
Advanced Technology & Materials Co. Ltd. Class A	205,900	268,031
AECC Aviation Power Co. Ltd. Class A	195,700	1,136,840
Agile Group Holdings Ltd. (a)(b)	3,471,626	549,322
Agora, Inc. ADR (a)	60,783	190,251
Agricultural Bank of China Ltd. Class A	9,728,000	4,720,383

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Agricultural Bank of China Ltd. Class H	31,571,216	$12,408,359
Aier Eye Hospital Group Co. Ltd. Class A	575,617	1,467,765
Air China Ltd. Class H (a)(b)	3,519,443	2,505,996
Airtac International Group	82,669	2,720,728
AK Medical Holdings Ltd. (b)(d)	334,000	289,820
Akeso, Inc. (a)(d)	367,000	1,655,495
Alibaba Group Holding Ltd. (a)	15,212,900	157,630,539
Alibaba Health Information Technology Ltd. (a)	3,460,000	2,079,550
A-Living Smart City Services Co. Ltd. (a)(d)	84,500	54,345
All Winner Technology Co. Ltd. Class A	61,940	232,015
Alpha Group Class A (a)	628,400	862,076
Alphamab Oncology (a)(b)(d)	228,000	217,625
Aluminum Corp. of China Ltd. Class H	7,781,495	3,346,303
Amlogic Shanghai Co. Ltd. Class A (a)	37,352	432,936
Amoy Diagnostics Co. Ltd. Class A	18,000	60,026
An Hui Wenergy Co. Ltd. Class A	389,400	353,280
Angang Steel Co. Ltd. Class H	4,403,231	1,151,855
Angelalign Technology, Inc. (a)(d)	19,000	177,111
Anhui Anke Biotechnology Group Co. Ltd. Class A	17,640	24,248
Anhui Conch Cement Co. Ltd. Class A	180,600	589,356
Anhui Conch Cement Co. Ltd. Class H	1,878,010	4,984,637
Anhui Construction Engineering Group Co. Ltd. Class A	626,500	454,709
Anhui Expressway Co. Ltd. Class H	8,000	7,728
Anhui Guangxin Agrochemical Co. Ltd. Class A	493,860	1,838,364
Anhui Gujing Distillery Co. Ltd. Class A (a)	7,700	261,839
Anhui Gujing Distillery Co. Ltd. Class B (a)	185,900	3,202,473
Anhui Honglu Steel Construction Group Co. Ltd. Class A	128,340	508,258
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	692,100	482,343
Anhui Jinhe Industrial Co. Ltd. Class A	180,200	584,582
Security Description	Shares	Value
Anhui Kouzi Distillery Co. Ltd. Class A	16,300	$110,574
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	1,020,140	1,472,407
Anhui Yingjia Distillery Co. Ltd. Class A	11,900	104,363
Anji Microelectronics Technology Shanghai Co. Ltd. Class A	25,021	566,917
Anjoy Foods Group Co. Ltd. Class A	14,500	292,599
Anker Innovations Technology Co. Ltd. Class A	5,900	70,964
ANTA Sports Products Ltd.	1,252,306	12,792,167
Anton Oilfield Services Group (a)	130,000	7,133
Aoshikang Technology Co. Ltd. Class A (a)	27,400	143,802
Aotecar New Energy Technology Co. Ltd. Class A (a)	271,393	99,607
Apeloa Pharmaceutical Co. Ltd. Class A	362,300	883,488
Archermind Technology Nanjing Co. Ltd. Class A	10,500	66,639
Arcsoft Corp. Ltd. Class A	64,418	378,549
Ascentage Pharma Group International (a)(b)(d)	64,500	173,666
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (a)	51,100	161,136
Asian Citrus Holdings Ltd. (a)	550,000	4,492
Asymchem Laboratories Tianjin Co. Ltd. Class A	25,760	417,341
ATRenew, Inc. ADR (a)	144,859	422,988
Autel Intelligent Technology Corp. Ltd. Class A (a)	68,962	287,326
Autohome, Inc. ADR	56,985	1,661,683
Avary Holding Shenzhen Co. Ltd. Class A	175,700	586,649
AVIC Industry-Finance Holdings Co. Ltd. Class A	354,200	186,477
AviChina Industry & Technology Co. Ltd. Class H	4,065,000	1,971,135
Bafang Electric Suzhou Co. Ltd. Class A	13,319	128,379
BAIC Motor Corp. Ltd. Class H (d)	6,500	1,576
Baidu, Inc. Class A (a)	2,278,159	38,605,966
BAIOO Family Interactive Ltd. (d)	3,510,000	179,159
Bank of China Ltd. Class A	3,182,500	1,710,504
Bank of China Ltd. Class H	78,331,074	31,386,006

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Bank of Communications Co. Ltd. Class A	1,518,500	$1,210,659
Bank of Communications Co. Ltd. Class H	23,929,841	15,848,183
Bank of Ningbo Co. Ltd. Class A	416,790	1,449,495
Baoshan Iron & Steel Co. Ltd. Class A	1,044,600	806,985
Baozun, Inc. Class A (a)	68,964	91,699
BBMG Corp. Class H	1,852,000	203,241
BeiGene Ltd. (a)	762,753	10,453,471
Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	144,806	227,914
Beijing BDStar Navigation Co. Ltd. Class A (a)	191,200	924,093
Beijing Capital International Airport Co. Ltd. Class H (a)	4,535,490	2,934,300
Beijing Career International Co. Ltd. Class A	30,600	148,777
Beijing Certificate Authority Co. Ltd. Class A	21,150	84,021
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H (b)	23,000	44,611
Beijing Dabeinong Technology Group Co. Ltd. Class A	597,100	541,714
Beijing Easpring Material Technology Co. Ltd. Class A	36,000	249,063
Beijing Enterprises Holdings Ltd.	1,025,500	3,709,890
Beijing Enterprises Water Group Ltd.	8,142,000	1,932,486
Beijing GeoEnviron Engineering & Technology, Inc. Class A (a)	1,292,748	1,665,070
Beijing Huafeng Test & Control Technology Co. Ltd. Class A	10,707	225,184
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (a)	1,100	1,963
Beijing Jingneng Clean Energy Co. Ltd. Class H	136,000	32,453
Beijing Jingyuntong Technology Co. Ltd. Class A	225,300	187,368
Beijing Kingsoft Office Software, Inc. Class A (a)	32,752	2,125,990
Beijing Shiji Information Technology Co. Ltd. Class A (a)	458,846	883,027
Beijing Shougang Co. Ltd. Class A	128,400	61,775
Security Description	Shares	Value
Beijing Shunxin Agriculture Co. Ltd. Class A (a)	26,900	$124,575
Beijing SL Pharmaceutical Co. Ltd. Class A	392,250	544,043
Beijing Strong Biotechnologies, Inc. Class A	9,100	29,183
Beijing Tongtech Co. Ltd. Class A	29,600	83,696
Beijing United Information Technology Co. Ltd. Class A	24,795	125,870
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	34,244	314,300
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	11,100	99,636
Beken Corp. Class A	25,764	101,359
Bengang Steel Plates Co. Ltd. Class A (a)	366,500	201,518
BEST, Inc. ADR (a)	11,598	24,704
Bethel Automotive Safety Systems Co. Ltd. Class A	26,600	289,811
Betta Pharmaceuticals Co. Ltd. Class A	1,400	9,243
BGI Genomics Co. Ltd. Class A	20,100	165,750
Biem.L.Fdlkk Garment Co. Ltd. Class A	248,763	1,210,851
Bilibili, Inc. Class Z (a)(b)	218,496	3,253,769
Bit Digital, Inc. (a)(b)	33,564	136,270
BIT Mining Ltd. ADR (a)	6,540	17,658
Black Peony Group Co. Ltd. Class A	64,500	53,818
Bloomage Biotechnology Corp. Ltd. Class A	9,972	122,217
Blue Sail Medical Co. Ltd. Class A	181,000	178,641
BOE Technology Group Co. Ltd. Class A	1,489,300	837,306
BOE Technology Group Co. Ltd. Class B	1,245,500	510,177
Bosideng International Holdings Ltd. (b)	3,956,000	1,665,876
Boyaa Interactive International Ltd. (a)	64,000	4,247
Brii Biosciences Ltd. (a)(b)	261,000	104,579
B-Soft Co. Ltd. Class A	357,419	411,719
BYD Co. Ltd. Class A	178,100	6,322,907
BYD Co. Ltd. Class H	881,622	28,125,144
BYD Electronic International Co. Ltd.	991,500	2,998,564
C&S Paper Co. Ltd. Class A	7,400	11,342
C.banner International Holdings Ltd. (a)	12,000	270
Cabbeen Fashion Ltd.	1,840,000	204,272

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Caitong Securities Co. Ltd. Class A	238,740	$237,598
Canaan, Inc. ADR (a)(b)	125,455	267,219
Canmax Technologies Co. Ltd. Class A	41,080	202,159
CanSino Biologics, Inc. Class A	11,897	133,283
CanSino Biologics, Inc. Class H (b)(d)	34,400	114,790
CARsgen Therapeutics Holdings Ltd. (a)(b)(d)	163,500	202,169
CECEP Wind-Power Corp. Class A	1,014,680	511,887
Central China Securities Co. Ltd. Class A	675,400	344,440
CETC Cyberspace Security Technology Co. Ltd. Class A	27,100	103,821
CETC Digital Technology Co. Ltd. Class A	219,990	713,362
CETC Potevio Science&Technology Co. Ltd. Class A	428,181	1,347,851
CGN Mining Co. Ltd. (a)	325,000	33,592
CGN New Energy Holdings Co. Ltd. (b)	364,000	101,258
CGN Nuclear Technology Development Co. Ltd. Class A	396,000	447,996
CGN Power Co. Ltd. Class H (d)	14,436,000	3,481,617
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	11,925	223,426
Changjiang Securities Co. Ltd. Class A	618,300	492,954
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	27,200	462,132
Chanjet Information Technology Co. Ltd. Class H (a)	3,900	2,289
Chaowei Power Holdings Ltd.	75,000	14,547
Cheetah Mobile, Inc. ADR (a)	3,503	8,162
Chengdu Hongqi Chain Co. Ltd. Class A	1,277,886	1,025,850
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	23,400	61,501
Chengdu RML Technology Co. Ltd. Class A (a)	16,300	145,483
Chengtun Mining Group Co. Ltd. Class A	121,900	81,436
Chengxin Lithium Group Co. Ltd. Class A	40,500	177,425
Security Description	Shares	Value
China Aerospace International Holdings Ltd.	3,190,000	$150,614
China Aircraft Leasing Group Holdings Ltd.	6,500	3,368
China Aoyuan Group Ltd. (a)(b)(e)	1,512,000	56,918
China Baoan Group Co. Ltd. Class A	433,400	719,077
China Bohai Bank Co. Ltd. Class H (a)(d)	42,500	6,562
China Chengtong Development Group Ltd.	3,892,000	51,154
China Cinda Asset Management Co. Ltd. Class H	14,367,000	1,429,990
China CITIC Bank Corp. Ltd. Class H	9,988,208	4,690,377
China Coal Energy Co. Ltd. Class H	4,100,750	3,045,500
China Communications Services Corp. Ltd. Class H	152,000	74,869
China Conch Environment Protection Holdings Ltd. (a)(b)	1,992,200	582,158
China Conch Venture Holdings Ltd.	2,075,200	2,701,049
China Construction Bank Corp. Class H (a)	95,254,351	61,626,159
China CSSC Holdings Ltd. Class A	233,400	1,055,863
China Datang Corp. Renewable Power Co. Ltd. Class H	1,926,000	643,917
China Dili Group (a)(b)(e)	2,637,100	111,049
China Dongxiang Group Co. Ltd.	1,245,000	48,455
China East Education Holdings Ltd. (b)(d)	31,500	12,099
China Eastern Airlines Corp. Ltd. Class H (a)(b)	144,000	48,695
China Education Group Holdings Ltd. (b)	461,000	358,842
China Electronics Huada Technology Co. Ltd.	134,000	25,649
China Energine International Holdings Ltd. (a)(b)	1,430,000	15,146
China Everbright Bank Co. Ltd. Class A (a)	836,900	353,176
China Everbright Environment Group Ltd.	4,434,111	1,748,386
China Everbright Ltd.	24,000	14,363
China Evergrande Group (a)(b)(e)	2,016,737	42,462
China Feihe Ltd. (d)	2,396,000	1,333,047
China Financial Services Holdings Ltd. (a)	86,100	4,615

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
China Foods Ltd.	16,000	$5,656
China Galaxy Securities Co. Ltd. Class A	227,900	363,710
China Galaxy Securities Co. Ltd. Class H	4,139,400	2,207,934
China Gas Holdings Ltd.	3,238,400	3,706,767
China Great Wall Securities Co. Ltd. Class A (a)	190,200	212,559
China Greatwall Technology Group Co. Ltd. Class A	236,300	449,226
China Green Electricity Investment of Tianjin Co. Ltd. Class A	129,200	207,258
China Hanking Holdings Ltd.	1,633,000	160,454
China Harmony Auto Holding Ltd. (a)(b)	7,000	768
China High Speed Railway Technology Co. Ltd. Class A (a)	1,073,400	348,219
China Hongqiao Group Ltd.	1,364,000	1,106,990
China Huarong Energy Co. Ltd. (a)	100,000	638
China International Capital Corp. Ltd. Class A	66,500	324,693
China International Capital Corp. Ltd. Class H (a)(d)	836,400	1,466,470
China International Marine Containers Group Co. Ltd. Class H	245,560	142,574
China Jinmao Holdings Group Ltd.	952,927	139,839
China Jushi Co. Ltd. Class A	147,100	286,322
China Kings Resources Group Co. Ltd. Class A	18,855	60,519
China Lesso Group Holdings Ltd.	1,989,000	1,304,579
China Life Insurance Co. Ltd. Class H	8,842,490	14,736,355
China Literature Ltd. (a)(b)(d)	305,200	1,283,253
China Longyuan Power Group Corp. Ltd. Class H	3,948,000	4,065,585
China Medical System Holdings Ltd.	2,075,000	3,378,634
China Meheco Co. Ltd. Class A	14,700	26,228
China Meidong Auto Holdings Ltd.	152,000	175,535
China Mengniu Dairy Co. Ltd. (a)	3,594,085	13,529,529
China Merchants Bank Co. Ltd. Class A	1,323,962	5,962,088
China Merchants Bank Co. Ltd. Class H	3,865,399	17,559,682
China Merchants China Direct Investments Ltd.	4,000	4,395
Security Description	Shares	Value
China Merchants Energy Shipping Co. Ltd. Class A	403,300	$320,986
China Merchants Port Holdings Co. Ltd.	2,155,509	3,042,127
China Merchants Securities Co. Ltd. Class A	596,641	1,112,940
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	231,557	414,745
China Minsheng Banking Corp. Ltd. Class H (b)	10,238,879	3,788,984
China Modern Dairy Holdings Ltd. (b)	93,000	9,731
China National Accord Medicines Corp. Ltd. Class B	534,854	1,018,302
China National Building Material Co. Ltd. Class H	4,323,400	2,659,162
China National Gold Group Gold Jewellery Co. Ltd. Class A	137,500	223,219
China National Software & Service Co. Ltd. Class A	50,310	324,206
China Nonferrous Mining Corp. Ltd.	242,000	114,259
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	247,900	817,155
China NT Pharma Group Co. Ltd. (a)	1,661,662	9,966
China Ocean Industry Group Ltd. (a)(e)	57,625	230
China Oil & Gas Group Ltd. (a)	132,000	4,043
China Oilfield Services Ltd. Class H	3,348,422	3,456,695
China Overseas Grand Oceans Group Ltd.	117,745	55,142
China Overseas Land & Investment Ltd.	4,246,494	9,255,304
China Overseas Property Holdings Ltd.	62,066	62,489
China Pacific Insurance Group Co. Ltd. Class A	394,438	1,408,630
China Pacific Insurance Group Co. Ltd. Class H	2,800,133	7,235,624
China Petroleum & Chemical Corp. Class H	28,155,492	16,491,043
China Power International Development Ltd.	6,679,511	2,454,762
China Railway Group Ltd. Class H	8,286,487	5,466,802
China Rare Earth Holdings Ltd. (a)	3,203,200	159,412
China Rare Earth Resources & Technology Co. Ltd. Class A	37,900	154,209

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
China Resources Beer Holdings Co. Ltd.	1,056,930	$6,959,343
China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	19,825	98,869
China Resources Cement Holdings Ltd.	738,000	304,180
China Resources Double Crane Pharmaceutical Co. Ltd. Class A	11,100	26,580
China Resources Gas Group Ltd.	593,000	2,027,971
China Resources Land Ltd.	3,396,820	14,390,734
China Resources Microelectronics Ltd. Class A	32,275	232,519
China Resources Mixc Lifestyle Services Ltd. (d)	352,000	1,747,288
China Resources Power Holdings Co. Ltd.	2,761,155	6,236,435
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	24,600	205,124
China Sanjiang Fine Chemicals Co. Ltd. (a)	73,000	12,203
China Shenhua Energy Co. Ltd. Class A	341,000	1,441,380
China Shenhua Energy Co. Ltd. Class H	4,480,088	13,691,921
China Shuifa Singyes Energy Holdings Ltd. (a)(b)	9,600	723
China South City Holdings Ltd. (a)(b)	3,792,000	237,103
China Southern Airlines Co. Ltd. Class H (a)(b)	3,334,387	1,880,661
China State Construction Engineering Corp. Ltd. Class A	1,747,600	1,378,900
China State Construction International Holdings Ltd.	700,000	797,667
China Suntien Green Energy Corp. Ltd. Class A	264,100	316,566
China Taiping Insurance Holdings Co. Ltd.	1,654,235	1,718,280
China Testing & Certification International Group Co. Ltd. Class A	1,552,896	2,232,816
China Three Gorges Renewables Group Co. Ltd. Class A	1,096,200	809,176
China Tianying, Inc. Class A (a)	844,900	531,924
China Tourism Group Duty Free Corp. Ltd. Class A	205,200	3,117,715
China Tower Corp. Ltd. Class H (d)	41,648,000	4,623,658
Security Description	Shares	Value
China TransInfo Technology Co. Ltd. Class A (a)	433,900	$813,548
China Travel International Investment Hong Kong Ltd. (a)(b)	11,090,000	2,165,186
China Vanke Co. Ltd. Class A	650,100	1,252,873
China Vanke Co. Ltd. Class H	1,647,400	2,211,501
China World Trade Center Co. Ltd. Class A	178,600	454,675
China Yangtze Power Co. Ltd. Class A	1,886,500	5,720,596
China Yongda Automobiles Services Holdings Ltd.	1,171,500	588,994
China Yuhua Education Corp. Ltd. (a)(d)	24,000	2,695
China ZhengTong Auto Services Holdings Ltd. (a)	38,000	2,570
China Zhenhua Group Science & Technology Co. Ltd. Class A	185,707	2,446,805
ChinaCache International Holdings Ltd. ADR (a)(b)(e)	18,355	—
Chinasoft International Ltd. (a)	1,074,000	675,653
Chindata Group Holdings Ltd. ADR (a)	83,018	594,409
Chinese Universe Publishing & Media Group Co. Ltd. Class A	257,300	471,111
Chlitina Holding Ltd.	2,000	12,811
Chongqing Brewery Co. Ltd. Class A	27,511	348,520
Chongqing Changan Automobile Co. Ltd. Class A (a)	226,452	402,489
Chongqing Changan Automobile Co. Ltd. Class B (a)	2,979,110	1,391,361
Chongqing Department Store Co. Ltd. Class A	24,800	107,180
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A (a)	8,702	25,455
Chongqing Gas Group Corp. Ltd. Class A	208,600	194,985
Chongqing Iron & Steel Co. Ltd. Class A (a)	943,000	181,476
Chongqing Machinery & Electric Co. Ltd. Class H	138,000	10,918
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	173,300	216,303

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Chongqing Zhifei Biological Products Co. Ltd. Class A	271,100	$1,647,141
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	86,710	69,370
Chow Tai Seng Jewellery Co. Ltd. Class A	248,843	608,186
CIFI Ever Sunshine Services Group Ltd. (e)	192,000	56,045
CIFI Holdings Group Co. Ltd. (a)(b)(e)	3,099,895	225,473
CIMC Enric Holdings Ltd.	10,000	8,932
CITIC Ltd.	5,852,961	6,983,282
Citic Pacific Special Steel Group Co. Ltd. Class A	214,650	467,374
CITIC Resources Holdings Ltd.	3,158,000	159,177
CITIC Securities Co. Ltd. Class A	894,370	2,431,770
CITIC Securities Co. Ltd. Class H	2,315,225	4,195,212
CITIC Telecom International Holdings Ltd.	2,063,000	789,756
Client Service International, Inc. Class A (a)	35,950	67,158
Cloopen Group Holding Ltd. ADR (a)	17,170	9
CMOC Group Ltd. Class A	2,317,000	1,697,588
CMOC Group Ltd. Class H (b)	1,092,000	571,319
CMST Development Co. Ltd. Class A	393,300	291,401
CNGR Advanced Material Co. Ltd. Class A	48,600	402,506
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,837,428	1,487,663
COFCO Biotechnology Co. Ltd. Class A (a)	213,400	237,607
Colour Life Services Group Co. Ltd. (a)(e)	69,000	2,730
Comtec Solar Systems Group Ltd. (a)	211,500	3,482
Connect Biopharma Holdings Ltd. ADR (a)	6,562	7,284
Contec Medical Systems Co. Ltd. Class A	5,000	15,781
Contemporary Amperex Technology Co. Ltd. Class A	370,427	11,649,804
Continental Aerospace Technologies Holding Ltd. (a)	2,488,527	28,580
CooTek Cayman, Inc. ADR (a)	19,098	3,743
COSCO SHIPPING Development Co. Ltd. Class H	11,044,709	1,367,094
Security Description	Shares	Value
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (a)(b)	3,304,000	$3,313,866
COSCO SHIPPING Holdings Co. Ltd. Class A	491,000	634,437
COSCO SHIPPING Holdings Co. Ltd. Class H	5,264,562	4,742,849
COSCO SHIPPING Ports Ltd. (b)	3,402,373	2,023,206
Cosmo Lady China Holdings Co. Ltd. (a)(d)	71,000	3,352
Country Garden Holdings Co. Ltd. (a)(b)	8,770,587	1,779,500
Country Garden Services Holdings Co. Ltd.	1,742,000	2,249,578
CQ Pharmaceutical Holding Co. Ltd. Class A (a)	859,700	795,318
Crazy Sports Group Ltd. (a)(b)	2,930,200	63,565
Crystal Clear Electronic Material Co. Ltd. Class A (a)	30,211	82,683
CSC Financial Co. Ltd. Class A	231,000	768,433
CSG Holding Co. Ltd. Class B (a)	1,069,845	352,219
CSPC Pharmaceutical Group Ltd.	8,580,960	7,456,848
CStone Pharmaceuticals (a)(b)(d)	161,500	51,315
CTS International Logistics Corp. Ltd. Class A	457,890	573,401
Daan Gene Co. Ltd. Class A	449,219	615,648
Dada Nexus Ltd. ADR (a)	60,824	322,975
Dajin Heavy Industry Co. Ltd. Class A	59,100	250,542
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	604,800	427,321
Daqo New Energy Corp. ADR (a)	62,971	2,499,949
DaShenLin Pharmaceutical Group Co. Ltd. Class A	52,867	203,553
Datang International Power Generation Co. Ltd. Class H (b)	11,052,000	2,087,252
Dazhong Transportation Group Co. Ltd. Class B (a)	1,919,550	385,830
Deppon Logistics Co. Ltd. Class A (a)	191,500	405,912
DHC Software Co. Ltd. Class A	192,200	186,525
DiDi Global, Inc. ADR (a)	103,692	311,076
Digital China Group Co. Ltd. Class A	238,500	871,737

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Digital China Information Service Co. Ltd. Class A	196,500	$332,236
DingDong Cayman Ltd. ADR (a)(b)	108,440	335,080
Do-Fluoride New Materials Co. Ltd. Class A	259,400	708,155
Dongfang Electric Corp. Ltd. Class A	262,900	673,982
Dongfang Electric Corp. Ltd. Class H (b)	371,200	474,622
Dongfang Electronics Co. Ltd. Class A	212,400	283,792
Dongfeng Motor Group Co. Ltd. Class H	1,094,714	500,099
Dongguan Aohai Technology Co. Ltd. Class A	32,200	150,138
Dongguan Yiheda Automation Co. Ltd. Class A	61,080	375,138
Dongjiang Environmental Co. Ltd. Class A	437,000	357,419
Dongyue Group Ltd.	1,494,000	1,117,173
Double Medical Technology, Inc. Class A (a)	180,300	770,293
DouYu International Holdings Ltd. ADR (a)	91,792	96,382
East Buy Holding Ltd. (a)(b)(d)	225,500	733,768
East Group Co. Ltd. Class A	220,900	203,446
East Money Information Co. Ltd. Class A	804,388	1,570,120
Eastern Communications Co. Ltd. Class B	556,800	245,549
Ebang International Holdings, Inc. Class A (a)(b)	6,417	44,277
E-Commodities Holdings Ltd.	6,250	837
Ecovacs Robotics Co. Ltd. Class A	14,900	159,286
E-House China Enterprise Holdings Ltd. (a)(b)	296,400	8,699
Electric Connector Technology Co. Ltd. Class A	30,200	137,201
Emeren Group Ltd. ADR (a)(b)	33,569	127,227
Eoptolink Technology, Inc.Ltd. Class A	45,518	425,284
ESR Group Ltd. (d)	1,130,000	1,937,983
Essex Bio-technology Ltd.	1,959,000	897,431
Eve Energy Co. Ltd. Class A	183,799	1,528,542
Everbright Securities Co. Ltd. Class A	197,900	432,264
Everest Medicines Ltd. (a)(b)(d)	63,500	192,851
Security Description	Shares	Value
Evergrande Property Services Group Ltd. (a)(b)(d)(e)	2,936,000	$215,425
Fang Holdings Ltd. ADR (a)(b)	4,529	4,529
Fanhua, Inc. ADR (a)(b)	59,546	494,827
Far East Horizon Ltd. (b)	3,676,000	2,908,302
FAW Jiefang Group Co. Ltd. Class A (a)	397,500	457,342
Fiberhome Telecommunication Technologies Co. Ltd. Class A	30,400	85,122
Fibocom Wireless, Inc. Class A	39,168	122,111
FinVolution Group ADR (b)	42,196	194,102
Fire Rock Holdings Ltd. (a)(b)(e)	804,000	28,727
First Capital Securities Co. Ltd. Class A (a)	384,500	302,323
First Tractor Co. Ltd. Class A	217,000	350,192
Flat Glass Group Co. Ltd. Class A	239,600	1,268,350
Flat Glass Group Co. Ltd. Class H (b)	196,000	669,040
Focus Media Information Technology Co. Ltd. Class A	477,700	447,179
Foshan Haitian Flavouring & Food Co. Ltd. Class A	404,675	2,606,123
Foxconn Industrial Internet Co. Ltd. Class A	187,000	647,770
Fufeng Group Ltd.	71,000	35,878
Fujian Boss Software Development Co. Ltd. Class A	50,652	106,807
Fujian Funeng Co. Ltd. Class A	45,900	72,874
Fujian Star-net Communication Co. Ltd. Class A	231,100	717,621
Fujian Sunner Development Co. Ltd. Class A	188,900	497,256
Fujian Yongfu Power Engineering Co. Ltd. Class A	23,200	113,213
Fulin Precision Co. Ltd. Class A	128,100	204,613
Full Truck Alliance Co. Ltd. ADR (a)(b)	615,778	3,830,139
Fuyao Glass Industry Group Co. Ltd. Class A	425,817	2,098,414
Fuyao Glass Industry Group Co. Ltd. Class H (d)	172,000	711,125
Ganfeng Lithium Group Co. Ltd. Class A	230,620	1,932,506
Ganfeng Lithium Group Co. Ltd. Class H (a)(b)(d)	155,400	1,013,314

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Gaotu Techedu, Inc. ADR (a)(b)	194,442	$561,937
G-bits Network Technology Xiamen Co. Ltd. Class A	14,600	985,622
GCL Energy Technology Co. Ltd. Class A	66,300	122,396
GCL New Energy Holdings Ltd. (a)(b)	202,073	13,666
GCL System Integration Technology Co. Ltd. Class A (a)	589,800	237,548
GCL Technology Holdings Ltd. (b)	16,349,000	3,776,088
GD Power Development Co. Ltd. Class A (a)	609,000	320,623
GDS Holdings Ltd. Class A (a)	917,600	1,252,880
Geely Automobile Holdings Ltd.	4,951,489	6,040,405
GEM Co. Ltd. Class A (a)	155,000	147,227
Gemdale Corp. Class A	193,400	191,677
Genertec Universal Medical Group Co. Ltd. (d)	1,035,100	567,967
Genetron Holdings Ltd. ADR (a)(b)	33,852	31,486
Genimous Technology Co. Ltd. Class A (a)	674,800	650,238
Genscript Biotech Corp. (a)	692,000	1,554,143
Getein Biotech, Inc. Class A	406,278	719,872
GF Securities Co. Ltd. Class H (a)	2,479,800	3,423,862
Giant Network Group Co. Ltd. Class A	416,700	1,027,029
GigaDevice Semiconductor, Inc. Class A	36,960	539,809
Ginlong Technologies Co. Ltd. Class A (a)	24,650	352,733
Global Bio-Chem Technology Group Co. Ltd. (a)	1,096,000	12,307
GoerTek, Inc. Class A	410,700	1,002,079
Goke Microelectronics Co. Ltd. Class A (a)	19,100	218,836
Golden Solar New Energy Technology Holdings Ltd. (a)(b)	668,000	578,787
GoldenHome Living Co. Ltd. Class A	45,080	207,715
Goldpac Group Ltd.	64,000	12,005
GOME Retail Holdings Ltd. (a)(b)(e)	15,134,000	101,388
Goodbaby International Holdings Ltd. (a)	67,000	4,702
GoodWe Technologies Co. Ltd. Class A	19,468	446,532
Gotion High-tech Co. Ltd. Class A (a)	136,644	518,792
Security Description	Shares	Value
Gracell Biotechnologies, Inc. ADR (a)(b)	12,400	$47,244
Grand Baoxin Auto Group Ltd. (a)	3,158	135
Grandjoy Holdings Group Co. Ltd. Class A (a)	188,100	94,634
Great Wall Motor Co. Ltd. Class H (b)	4,055,876	4,642,473
Greatview Aseptic Packaging Co. Ltd. (a)	10,000	2,744
Gree Electric Appliances, Inc. of Zhuhai Class A	220,500	1,106,622
Gree Real Estate Co. Ltd. Class A	414,400	390,771
Greentown China Holdings Ltd.	1,028,500	1,030,259
Greentown Service Group Co. Ltd. (b)	484,000	231,606
Grinm Advanced Materials Co. Ltd. Class A	196,400	354,745
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (a)	158,900	159,669
Guangdong Electric Power Development Co. Ltd. Class B (a)	3,146,240	967,567
Guangdong Golden Dragon Development, Inc. Class A	213,100	365,575
Guangdong Haid Group Co. Ltd. Class A	183,500	1,181,495
Guangdong Hongda Holdings Group Co. Ltd. Class A	186,100	753,118
Guangdong Investment Ltd.	4,792,229	4,133,868
Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	36,693	135,780
Guangdong Kinlong Hardware Products Co. Ltd. Class A	28,300	251,731
Guangdong Provincial Expressway Development Co. Ltd. Class B	391,600	301,323
Guangdong Shunkong Development Co. Ltd. Class A	75,200	175,316
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	381,100	944,525
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	202,400	472,697
Guanghui Energy Co. Ltd. Class A	448,600	423,021
Guangshen Railway Co. Ltd. Class H (a)	8,274,000	2,618,421

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Guangxi Guiguan Electric Power Co. Ltd. Class A	402,500	$308,177
Guangzhou Automobile Group Co. Ltd. Class H	4,536,090	2,703,154
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	208,400	913,261
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	6,000	18,107
Guangzhou Great Power Energy & Technology Co. Ltd. Class A (a)	45,300	299,144
Guangzhou Haige Communications Group, Inc. Co. Class A	440,500	626,102
Guangzhou Jet Biofiltration Co. Ltd. Class A	63,485	159,437
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	15,400	159,826
Guangzhou R&F Properties Co. Ltd. Class H (a)(b)	1,583,482	252,578
Guangzhou Restaurant Group Co. Ltd. Class A	255,760	993,536
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	4,400	40,427
Guangzhou Tinci Materials Technology Co. Ltd. Class A	376,298	2,130,604
Guangzhou Wondfo Biotech Co. Ltd. Class A	14,840	54,323
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	837,184	730,758
Guangzhou Zhujiang Brewery Co. Ltd. Class A	413,400	500,640
Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	411,100	250,340
Guocheng Mining Co. Ltd. Class A (a)	207,900	433,530
Guosen Securities Co. Ltd. Class A	639,700	767,661
Guosheng Financial Holding, Inc. Class A (a)	200,500	241,985
Guotai Junan Securities Co. Ltd. Class A	440,800	847,692
Guoyuan Securities Co. Ltd. Class A	213,710	191,536
H World Group Ltd. (a)	1,499,760	5,789,212
Haichang Ocean Park Holdings Ltd. (a)(b)(d)	3,464,000	526,014
Haidilao International Holding Ltd. (b)(d)	579,000	1,273,762
Haier Smart Home Co. Ltd. Class A	442,200	1,427,236
Security Description	Shares	Value
Haier Smart Home Co. Ltd. Class H	1,970,800	$6,199,145
Hainan Meilan International Airport Co. Ltd. Class H (a)	65,000	80,539
Haisco Pharmaceutical Group Co. Ltd. Class A	215,500	699,098
Haitian International Holdings Ltd.	189,000	440,870
Haitong Securities Co. Ltd. Class A	415,700	526,854
Haitong Securities Co. Ltd. Class H	4,106,400	2,515,213
Hang Zhou Great Star Industrial Co. Ltd. Class A	440,600	1,325,167
Hangjin Technology Co. Ltd. Class A	205,900	944,477
Hangzhou Chang Chuan Technology Co. Ltd. Class A	175,430	1,145,210
Hangzhou Dptech Technologies Co. Ltd. Class A	26,850	61,157
Hangzhou First Applied Material Co. Ltd. Class A	365,019	1,866,038
Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A (a)	588,100	264,349
Hangzhou Lion Electronics Co. Ltd. Class A	28,300	142,885
Hangzhou Onechance Tech Corp. Class A	69,000	261,496
Hangzhou Robam Appliances Co. Ltd. Class A	34,200	118,892
Hangzhou Silan Microelectronics Co. Ltd. Class A	178,000	740,647
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	1,666,979	1,942,107
Hangzhou Tigermed Consulting Co. Ltd. Class A (a)	162,422	1,440,963
Hansoh Pharmaceutical Group Co. Ltd. (d)	490,000	787,842
Haohua Chemical Science & Technology Co. Ltd. Class A	34,119	176,533
Harbin Boshi Automation Co. Ltd. Class A (a)	856,620	2,059,477
Harbin Electric Co. Ltd. Class H	3,762,942	1,512,552
HBM Holdings Ltd. (a)(b)(d)	199,000	37,329
Health & Happiness H&H International Holdings Ltd.	5,000	6,431

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Hebei Construction Group Corp. Ltd. Class H (a)	78,500	$7,914
Hefei Meiya Optoelectronic Technology, Inc. Class A	236,020	835,420
Helens International Holdings Co. Ltd. (a)(b)	158,000	154,238
Hello Group, Inc. ADR	151,646	1,457,318
Henan Lingrui Pharmaceutical Co. Class A	441,500	974,665
Henan Shenhuo Coal & Power Co. Ltd. Class A	186,300	332,916
Henan Shuanghui Investment & Development Co. Ltd. Class A	176,640	594,644
Hengan International Group Co. Ltd.	959,500	4,040,464
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	185,400	464,086
Hengli Petrochemical Co. Ltd. Class A (a)	581,200	1,144,856
Hisense Home Appliances Group Co. Ltd. Class A	604,900	2,240,894
Hithink RoyalFlush Information Network Co. Ltd. Class A	6,200	149,384
Holitech Technology Co. Ltd. Class A (a)	323,900	157,168
Hongda Xingye Co. Ltd. Class A (a)	570,400	175,633
Hongfa Technology Co. Ltd. Class A	41,860	183,268
Honghua Group Ltd. (a)	14,000	229
Honworld Group Ltd. (a)(d)	35,000	2,724
Hope Education Group Co. Ltd. (a)(b)(d)	180,000	11,944
Hopson Development Holdings Ltd.	425,618	301,972
Hoshine Silicon Industry Co. Ltd. Class A	39,000	375,375
Hoyuan Green Energy Co. Ltd. Class A (a)	29,680	304,152
Hua Hong Semiconductor Ltd. (a)(b)(d)	456,000	1,489,626
Huadian Power International Corp. Ltd. Class H (b)	4,269,308	2,228,195
Huadong Medicine Co. Ltd. Class A	34,200	203,889
Huafon Chemical Co. Ltd. Class A	1,673,200	1,577,796
Huafu Fashion Co. Ltd. Class A (a)	161,600	69,751
Huagong Tech Co. Ltd. Class A	174,500	911,743
Huaibei Mining Holdings Co. Ltd. Class A	57,200	90,579
Security Description	Shares	Value
Hualan Biological Engineering, Inc. Class A	365,627	$1,126,313
Huaneng Lancang River Hydropower, Inc. Class A	25,900	25,384
Huaneng Power International, Inc. Class H (a)	7,248,416	4,532,226
Huangshan Tourism Development Co. Ltd. Class B (a)	1,467,682	1,100,761
Huatai Securities Co. Ltd. Class A	628,400	1,189,458
Huatai Securities Co. Ltd. Class H (d)	1,225,000	1,513,156
Huaxi Securities Co. Ltd. Class A	442,200	505,125
Huayu Automotive Systems Co. Ltd. Class A	202,861	514,765
Hubei Biocause Pharmaceutical Co. Ltd. Class A	618,600	255,100
Hubei Feilihua Quartz Glass Co. Ltd. Class A	25,694	173,770
Huizhou Desay Sv Automotive Co. Ltd. Class A	143,562	3,074,778
Humanwell Healthcare Group Co. Ltd. Class A	33,900	125,538
Hunan Gold Corp. Ltd. Class A	199,800	335,069
Hunan Valin Steel Co. Ltd. Class A	365,000	239,326
Hunan Zhongke Electric Co. Ltd. Class A	51,300	84,762
Hundsun Technologies, Inc. Class A	381,110	2,320,251
HUYA, Inc. ADR (a)	34,749	124,401
Hygeia Healthcare Holdings Co. Ltd. Class C (b)(d)	273,800	1,481,398
Hytera Communications Corp. Ltd. Class A (a)	653,200	521,676
HyUnion Holding Co. Ltd. Class A (a)	169,600	156,899
Iflytek Co. Ltd. Class A (a)	232,800	2,174,780
iHuman, Inc. ADR (a)(b)	22,994	68,062
I-Mab ADR (a)(b)	35,795	107,027
Imeik Technology Development Co. Ltd. Class A	5,700	348,630
Industrial & Commercial Bank of China Ltd. Class A	6,152,505	4,076,411
Industrial & Commercial Bank of China Ltd. Class H	69,490,656	37,065,940
Industrial Bank Co. Ltd. Class A	1,270,400	2,732,963
Industrial Securities Co. Ltd. Class A	635,600	534,705

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
INESA Intelligent Tech, Inc. Class B	4,004,100	$2,278,333
Ingdan, Inc. (d)	64,000	11,434
Ingenic Semiconductor Co. Ltd. Class A	35,700	433,368
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	3,245,400	798,546
Inner Mongolia ERDOS Resources Co. Ltd. Class A	190,960	235,458
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	679,200	382,790
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	249,700	972,055
Inner Mongolia Yitai Coal Co. Ltd. Class B	831,136	1,136,163
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	176,900	174,838
InnoCare Pharma Ltd. (a)(d)	188,000	169,369
Innovent Biologics, Inc. (a)(d)	918,000	3,467,422
Inspur Electronic Information Industry Co. Ltd. Class A	32,816	218,779
Intco Medical Technology Co. Ltd. Class A	56,700	171,469
iQIYI, Inc. ADR (a)	293,574	1,567,685
iRay Technology Co. Ltd. Class A	5,801	225,213
IRICO Group New Energy Co. Ltd. Class H (a)	25,000	25,649
JA Solar Technology Co. Ltd. Class A	335,764	1,924,638
Jacobio Pharmaceuticals Group Co. Ltd. (a)(d)	78,600	58,976
Jade Bird Fire Co. Ltd. Class A	66,040	165,309
Jafron Biomedical Co. Ltd. Class A	15,420	49,133
Jason Furniture Hangzhou Co. Ltd. Class A (a)	234,940	1,232,056
JCET Group Co. Ltd. Class A	45,700	195,809
JD Health International, Inc. (a)(b)(d)	1,024,650	6,465,679
JD Logistics, Inc. (a)(b)(d)	1,219,400	1,901,471
JD.com, Inc. Class A	2,240,582	37,854,817
Jiajiayue Group Co. Ltd. Class A	223,600	385,432
Jiangling Motors Corp. Ltd. Class A	180,700	343,774
Jiangsu Akcome Science & Technology Co. Ltd. Class A (a)	564,200	198,542
Security Description	Shares	Value
Jiangsu Ankura Smart Transmission Engineering Technology Co. Ltd. Class A (a)	38,100	$205,039
Jiangsu Boqian New Materials Stock Co. Ltd. Class A	28,400	122,504
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	204,600	191,809
Jiangsu Cnano Technology Co. Ltd. Class A	23,048	144,945
Jiangsu Eastern Shenghong Co. Ltd. Class A	631,900	1,026,703
Jiangsu Expressway Co. Ltd. Class H	3,449,087	3,177,706
Jiangsu Guomao Reducer Co. Ltd. Class A	77,500	225,635
Jiangsu Hengli Hydraulic Co. Ltd. Class A	181,651	1,606,313
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	578,416	3,808,507
Jiangsu Hoperun Software Co. Ltd. Class A (a)	51,600	169,948
Jiangsu Jiejie Microelectronics Co. Ltd. Class A (a)	198,550	494,546
Jiangsu King's Luck Brewery JSC Ltd. Class A	33,100	240,238
Jiangsu Linyang Energy Co. Ltd. Class A	212,200	238,896
Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	25,480	120,451
Jiangsu Shagang Co. Ltd. Class A	135,100	74,470
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	152,865	2,760,051
Jiangsu Yangnong Chemical Co. Ltd. Class A	14,500	174,244
Jiangsu Yoke Technology Co. Ltd. Class A	197,500	1,978,584
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	265,378	1,312,882
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (a)	172,600	37,249
Jiangsu Zhongtian Technology Co. Ltd. Class A	238,500	521,600
Jiangxi Copper Co. Ltd. Class H	2,070,000	3,180,308

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	194,700	$992,930
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	62,400	102,244
Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	57,500	165,747
Jinchuan Group International Resources Co. Ltd. (b)	617,000	31,493
Jinke Properties Group Co. Ltd. Class A (a)	1,010,630	154,203
JinkoSolar Holding Co. Ltd. ADR (a)(b)	43,640	1,936,743
Jinlei Technology Co. Ltd. Class A (a)	51,000	248,522
Jinxin Fertility Group Ltd. (b)(d)	899,500	475,197
JiuGui Liquor Co. Ltd. Class A	22,500	278,822
Jiumaojiu International Holdings Ltd. (b)(d)	225,000	368,655
JL Mag Rare-Earth Co. Ltd. Class A (a)	62,240	255,982
Joinn Laboratories China Co. Ltd. Class A	181,208	1,018,778
Jointown Pharmaceutical Group Co. Ltd. Class A	639,210	912,053
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	4,300	21,746
Joy City Property Ltd.	3,236,000	109,428
Joyoung Co. Ltd. Class A	391,256	804,046
JOYY, Inc. ADR	43,492	1,335,639
Ju Teng International Holdings Ltd.	134,500	21,797
Juewei Food Co. Ltd. Class A	19,000	97,027
JW Cayman Therapeutics Co. Ltd. (a)(d)	108,000	35,418
Kama Co. Ltd. Class B (a)	1,526,800	615,300
Kandi Technologies Group, Inc. (a)(b)	10,824	42,863
Kangji Medical Holdings Ltd.	117,500	124,598
Kanzhun Ltd. ADR (a)	186,099	2,800,790
KBC Corp. Ltd. Class A (a)	4,559	107,476
KE Holdings, Inc. ADR (a)	631,771	9,381,799
Keboda Technology Co. Ltd. Class A	10,600	95,730
Keda Industrial Group Co. Ltd. Class A	150,500	235,014
Kehua Data Co. Ltd. Class A	34,800	171,972
Security Description	Shares	Value
Keshun Waterproof Technologies Co. Ltd. Class A	141,860	$178,622
Keymed Biosciences, Inc. (a)(d)	97,500	508,862
Kingboard Holdings Ltd.	1,108,891	3,021,058
KingClean Electric Co. Ltd. Class A	45,640	159,415
Kingdee International Software Group Co. Ltd. (a)	2,408,700	3,221,190
Kingsoft Cloud Holdings Ltd. (a)(b)	1,130,565	463,098
Kingsoft Corp. Ltd.	823,200	3,240,655
Kintor Pharmaceutical Ltd. (a)(b)(d)	145,000	66,425
Konfoong Materials International Co. Ltd. Class A	20,700	193,376
Konka Group Co. Ltd. Class B (a)	4,395,623	818,928
KPC Pharmaceuticals, Inc. Class A (a)	203,500	579,606
Kuaishou Technology (a)(d)	1,811,700	12,379,927
Kuang-Chi Technologies Co. Ltd. Class A	249,890	524,182
Kunlun Energy Co. Ltd.	5,396,152	4,241,673
Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	28,080	152,543
Kweichow Moutai Co. Ltd. Class A	126,279	29,353,080
KWG Group Holdings Ltd. (a)(b)	2,079,668	265,379
KWG Living Group Holdings Ltd. (a)(b)	629,822	72,332
Lao Feng Xiang Co. Ltd. Class A	27,600	265,119
Lao Feng Xiang Co. Ltd. Class B	7,130	26,246
Laobaixing Pharmacy Chain JSC Class A	34,580	141,889
LB Group Co. Ltd. Class A	214,000	485,374
Lee & Man Paper Manufacturing Ltd.	76,000	25,215
Lenovo Group Ltd.	8,708,282	9,078,767
Lens Technology Co. Ltd. Class A	391,465	632,819
Leo Group Co. Ltd. Class A (a)	2,153,000	680,692
Levima Advanced Materials Corp. Class A	65,900	225,561
LexinFintech Holdings Ltd. ADR (a)	79,141	181,233
Li Auto, Inc. Class A (a)	1,024,154	17,708,300
Li Ning Co. Ltd.	2,344,193	12,608,495

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Lianhua Supermarket Holdings Co. Ltd. Class H (a)	13,000	$697
Lifetech Scientific Corp. (a)	3,978,000	1,355,340
Ligao Foods Co. Ltd. Class A	22,700	213,495
Lingyi iTech Guangdong Co. Class A (a)	818,900	777,836
Link Motion, Inc. ADR (a)(e)	16,509	—
Linklogis, Inc. Class B (b)(d)	340,500	121,225
Livzon Pharmaceutical Group, Inc. Class H (a)	362,327	1,246,039
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	51,700	163,881
Longfor Group Holdings Ltd. (d)	1,343,500	3,264,201
LONGi Green Energy Technology Co. Ltd. Class A	850,604	3,352,232
Longshine Technology Group Co. Ltd. Class A	39,450	126,243
Lu Thai Textile Co. Ltd. Class B	164,900	96,795
Luenmei Quantum Co. Ltd. Class A	436,008	417,740
Lufax Holding Ltd. ADR	437,260	625,282
Luokung Technology Corp. (a)(b)	14,535	16,715
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	34,140	175,421
Luxshare Precision Industry Co. Ltd. Class A	852,629	3,803,240
Luye Pharma Group Ltd. (a)(b)(d)	1,021,000	431,247
Luzhou Laojiao Co. Ltd. Class A	184,042	5,301,820
Maanshan Iron & Steel Co. Ltd. Class H (b)	3,246,000	571,610
Maccura Biotechnology Co. Ltd. Class A	37,572	78,090
Mango Excellent Media Co. Ltd. Class A	161,150	757,813
Maxscend Microelectronics Co. Ltd. Class A	33,696	447,579
Medlive Technology Co. Ltd. (b)(d)	46,500	41,477
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	418,560	409,078
Meitu, Inc. (b)(d)	3,033,000	1,145,609
Meituan Class B (a)(d)	4,549,827	71,005,773
Metallurgical Corp. of China Ltd. Class A	140,600	76,728
Metallurgical Corp. of China Ltd. Class H	2,035,000	501,180
Security Description	Shares	Value
Microport Cardioflow Medtech Corp. (a)(b)(d)	104,000	$23,490
Microport Scientific Corp. (a)	606,637	1,096,136
Milkyway Chemical Supply Chain Service Co. Ltd. Class A	23,525	288,096
Ming Yang Smart Energy Group Ltd. Class A	155,600	361,045
Ming Yuan Cloud Group Holdings Ltd. (a)(b)	372,000	166,618
MINISO Group Holding Ltd. ADR	91,820	1,560,022
Minth Group Ltd.	250,000	685,884
MLS Co. Ltd. Class A	49,748	62,913
MMG Ltd. (a)	1,692,000	490,116
MOBI Development Co. Ltd. (a)	1,159,000	33,868
Mobvista, Inc. (a)(d)	105,000	46,091
Montage Technology Co. Ltd. Class A	95,833	756,410
Montnets Cloud Technology Group Co. Ltd. Class A (a)	413,500	755,404
Morimatsu International Holdings Co. Ltd. (a)	167,000	137,025
Muyuan Foods Co. Ltd. Class A (a)	581,984	3,372,000
NanJi E-Commerce Co. Ltd. Class A (a)	679,000	357,476
Nanjing Hanrui Cobalt Co. Ltd. Class A	7,500	33,413
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	8,128	15,083
Nantong Jianghai Capacitor Co. Ltd. Class A	168,000	491,659
NARI Technology Co. Ltd. Class A	521,579	1,656,193
NAURA Technology Group Co. Ltd. Class A	30,200	1,318,666
NavInfo Co. Ltd. Class A (a)	224,900	357,995
NetDragon Websoft Holdings Ltd.	34,500	64,892
NetEase, Inc.	1,844,580	35,919,009
New China Life Insurance Co. Ltd. Class H	1,032,500	2,720,711
New Hope Liuhe Co. Ltd. Class A (a)	597,000	958,509
New Horizon Health Ltd. (a)(d)	18,500	64,566
New Oriental Education & Technology Group, Inc. (a)	1,680,610	6,594,538
Newland Digital Technology Co. Ltd. Class A	575,220	1,494,427
Ninestar Corp. Class A	26,600	125,234

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Ningbo Deye Technology Co. Ltd. Class A	28,980	$595,750
Ningbo Joyson Electronic Corp. Class A	33,300	80,746
Ningbo Orient Wires & Cables Co. Ltd. Class A	49,800	335,637
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	45,844	340,421
Ningbo Sanxing Medical Electric Co. Ltd. Class A	209,900	364,414
Ningbo Shanshan Co. Ltd. Class A	140,800	293,027
Ningbo Tuopu Group Co. Ltd. Class A (a)	55,200	612,338
Ningbo Xusheng Group Co. Ltd. Class A	53,312	204,240
Ningbo Zhenyu Technology Co. Ltd. Class A	13,700	138,661
Ningxia Baofeng Energy Group Co. Ltd. Class A	51,000	88,402
NIO, Inc. ADR (a)	1,404,692	13,611,465
NiSun International Enterprise Development Group Co. Ltd. Class A (a)	180	648
Niu Technologies ADR (a)(b)	23,414	93,188
Noah Holdings Ltd. ADR (b)	18,771	264,296
Nongfu Spring Co. Ltd. Class H (b)(d)	1,574,400	8,689,074
Northeast Securities Co. Ltd. Class A	185,700	177,154
Ocean's King Lighting Science & Technology Co. Ltd. Class A (a)	179,700	214,411
Ocumension Therapeutics (a)(b)(d)	11,000	10,696
Offcn Education Technology Co. Ltd. Class A (a)	66,400	42,899
OFILM Group Co. Ltd. Class A (a)	166,100	127,861
OneConnect Financial Technology Co. Ltd. ADR (a)(b)	5,724	18,889
Oppein Home Group, Inc. Class A	18,620	245,202
Orient Securities Co. Ltd. Class A	559,556	746,095
Ourgame International Holdings Ltd. (a)	65,000	2,239
Ourpalm Co. Ltd. Class A (a)	116,800	125,232
Ovctek China, Inc. Class A	73,300	304,191
Pacific Online Ltd.	159,000	14,203
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	440,200	236,595
Security Description	Shares	Value
Parkson Retail Group Ltd. (a)	1,250,500	$20,106
PCI Technology Group Co. Ltd. Class A (a)	11,100	10,574
PDD Holdings, Inc. ADR (a)	521,802	36,077,390
Peijia Medical Ltd. (a)(d)	149,000	117,122
Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (a)	1,089,300	283,001
People's Insurance Co. Group of China Ltd. Class A	51,900	41,664
People's Insurance Co. Group of China Ltd. Class H	8,204,000	2,973,147
Perfect World Co. Ltd. Class A	420,050	975,236
PetroChina Co. Ltd. Class A	3,132,600	3,216,655
PetroChina Co. Ltd. Class H	27,729,988	19,178,794
Pharmaron Beijing Co. Ltd. Class A (a)	214,550	1,128,962
PhiChem Corp. Class A	43,000	101,607
PICC Property & Casualty Co. Ltd. Class H	7,751,102	8,614,973
Ping An Bank Co. Ltd. Class A	1,075,700	1,660,542
Ping An Healthcare & Technology Co. Ltd. (a)(b)(d)	611,800	1,478,638
Ping An Insurance Group Co. of China Ltd. Class A	626,830	3,998,036
Ping An Insurance Group Co. of China Ltd. Class H	6,313,420	40,160,782
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	31,200	32,337
PNC Process Systems Co. Ltd. Class A	42,415	203,131
POCO Holding Co. Ltd. Class A	38,880	317,676
Poly Culture Group Co. Ltd. Class H (a)	7,200	7,543
Poly Developments & Holdings Group Co. Ltd. Class A	661,500	1,184,822
Poly Property Group Co. Ltd.	2,102,198	469,444
Pop Mart International Group Ltd. (b)(d)	726,400	1,614,717
Postal Savings Bank of China Co. Ltd. Class A	141,700	95,248
Postal Savings Bank of China Co. Ltd. Class H (b)(d)	6,917,000	4,254,388
Power Construction Corp. of China Ltd. Class A	656,000	517,600
Prosperous Future Holdings Ltd. (a)	415,000	1,748

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Prosus NV (a)	18,997	$1,390,904
Puxin Ltd. ADR (a)(b)	1,690	—
PW Medtech Group Ltd. (a)	68,000	4,512
Pylon Technologies Co. Ltd. Class A	13,587	370,268
Qianhe Condiment & Food Co. Ltd. Class A	359,065	1,042,428
Qifu Technology, Inc. ADR	101,400	1,752,192
Qingdao Gaoce Technology Co. Ltd. Class A	39,773	290,529
Qingdao Gon Technology Co. Ltd. Class A	198,800	661,045
Qingdao Haier Biomedical Co. Ltd. Class A	34,194	241,926
Qingdao Hanhe Cable Co. Ltd. Class A	1,057,700	583,023
Qingdao TGOOD Electric Co. Ltd. Class A (a)	51,400	146,821
Qingdao Tianneng Heavy Industries Co. Ltd. Class A	191,400	221,530
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	182,000	479,593
QuakeSafe Technologies Co. Ltd. Class A (a)	32,379	112,873
Quectel Wireless Solutions Co. Ltd. Class A	16,798	133,256
Qutoutiao, Inc. ADR (a)(b)(e)	46,099	—
Raytron Technology Co. Ltd. Class A	74,092	456,277
Red Avenue New Materials Group Co. Ltd. Class A	14,300	64,475
Remegen Co. Ltd. Class A (a)	45,502	348,702
Remegen Co. Ltd. Class H (a)(b)(d)	51,500	225,082
Risen Energy Co. Ltd. Class A (a)	167,200	589,066
Riyue Heavy Industry Co. Ltd. Class A	44,400	115,901
RLX Technology, Inc. ADR (a)(b)	765,578	1,355,073
Rockchip Electronics Co. Ltd. Class A	44,200	442,620
Rongsheng Petrochemical Co. Ltd. Class A	625,800	1,001,308
Roshow Technology Co. Ltd. Class A (a)	168,800	182,843
Sai Micro Electronics, Inc. Class A (a)	47,600	160,176
SAIC Motor Corp. Ltd. Class A	451,200	878,856
Sailun Group Co. Ltd. Class A	1,147,932	1,797,293
Sangfor Technologies, Inc. Class A (a)	19,261	299,844
Security Description	Shares	Value
Sany Heavy Industry Co. Ltd. Class A	809,500	$1,850,496
Satellite Chemical Co. Ltd. Class A	525,600	1,080,851
Sealand Securities Co. Ltd. Class A	1,281,540	590,141
Seazen Group Ltd. (a)	511,238	99,813
Seazen Holdings Co. Ltd. Class A (a)	31,600	62,594
SF Holding Co. Ltd. Class A	261,800	1,622,665
SG Micro Corp. Class A	35,538	401,212
Shaanxi Coal Industry Co. Ltd. Class A	573,100	1,432,986
Shaanxi International Trust Co. Ltd. Class A	849,800	356,283
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	197,550	214,799
Shandong Chenming Paper Holdings Ltd. Class B (a)	487,400	121,281
Shandong Dawn Polymer Co. Ltd. Class A	27,200	62,814
Shandong Denghai Seeds Co. Ltd. Class A (a)	7,200	15,113
Shandong Dongyue Organosilicon Material Co. Ltd. Class A	26,300	35,212
Shandong Gold Mining Co. Ltd. Class A	604,580	1,951,330
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	388,900	1,877,998
Shandong Hi-Speed New Energy Group Ltd. (a)	753,897	335,745
Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	12,800	11,296
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	35,300	148,628
Shandong Humon Smelting Co. Ltd. Class A (a)	185,500	277,684
Shandong Linglong Tyre Co. Ltd. Class A	187,000	571,169
Shandong Molong Petroleum Machinery Co. Ltd. Class A (a)	398,300	238,713
Shandong Pharmaceutical Glass Co. Ltd. Class A	18,364	68,712
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,640,000	2,142,970
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	448,092	1,329,222
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (a)	222,740	378,133

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Shanghai 2345 Network Holding Group Co. Ltd. Class A	1,037,200	$412,040
Shanghai AtHub Co. Ltd. Class A	285,384	886,186
Shanghai Bairun Investment Holding Group Co. Ltd. Class A (a)	360,636	1,801,990
Shanghai Baosight Software Co. Ltd. Class A	302,084	2,109,871
Shanghai Baosight Software Co. Ltd. Class B	1,788,647	4,722,028
Shanghai Belling Co. Ltd. Class A	187,600	470,625
Shanghai Bright Power Semiconductor Co. Ltd. Class A (a)	14,309	250,213
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	3,130,520	1,690,481
Shanghai Daimay Automotive Interior Co. Ltd. Class A	593,137	1,288,223
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	612,700	279,618
Shanghai Electric Group Co. Ltd. Class H (a)	8,292,077	1,936,363
Shanghai Electric Power Co. Ltd. Class A	16,600	24,576
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	371,174	709,204
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (a)	248,500	1,055,514
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (a)	144,500	385,378
Shanghai Friendess Electronic Technology Corp. Ltd. Class A	6,846	177,446
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	70,408	484,885
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (b)	174,000	427,640
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	8,000	2,644
Shanghai Fullhan Microelectronics Co. Ltd. Class A	32,763	255,536
Shanghai Haohai Biological Technology Co. Ltd. Class A	13,654	158,072
Shanghai Henlius Biotech, Inc. Class H (a)(d)	17,400	24,646
Security Description	Shares	Value
Shanghai Huayi Group Co. Ltd. Class B	371,300	$157,060
Shanghai Industrial Urban Development Group Ltd. (a)	26,000	1,476
Shanghai International Airport Co. Ltd. Class A (a)	199,800	1,247,445
Shanghai International Port Group Co. Ltd. Class A	1,482,600	1,069,947
Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	1,712,674	959,097
Shanghai Jinjiang International Hotels Co. Ltd. Class B	440,300	800,465
Shanghai Jinjiang International Travel Co. Ltd. Class B	865,400	1,241,849
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,480,166	1,437,241
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	126,164	668,384
Shanghai Junshi Biosciences Co. Ltd. Class H (a)(d)	4,400	12,801
Shanghai Liangxin Electrical Co. Ltd. Class A	204,180	315,751
Shanghai Lingang Holdings Corp. Ltd. Class B	448,520	300,060
Shanghai Lingyun Industries Development Co. Ltd. Class B (a)	3,558,772	1,750,916
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	175,800	238,515
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,011,568	629,195
Shanghai M&G Stationery, Inc. Class A	197,581	1,212,407
Shanghai Medicilon, Inc. Class A	20,128	235,871
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	14,010	346,418
Shanghai MicroPort MedBot Group Co. Ltd. (a)(b)	148,500	460,474
Shanghai Moons' Electric Co. Ltd. Class A	227,416	2,510,241
Shanghai New Power Automotive Technology Co. Ltd. Class B	557,440	151,066
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	401,500	1,236,820

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	412,800	$817,530
Shanghai Pudong Development Bank Co. Ltd. Class A	1,511,400	1,504,170
Shanghai Putailai New Energy Technology Co. Ltd. Class A	119,720	628,979
Shanghai RAAS Blood Products Co. Ltd. Class A	608,900	628,586
Shanghai Runda Medical Technology Co. Ltd. Class A (a)	231,800	592,022
Shanghai Shibei Hi-Tech Co. Ltd. Class B	694,200	134,675
Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	30,400	165,690
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A (a)	176,700	274,712
Shanghai Wanye Enterprises Co. Ltd. Class A	219,440	575,838
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	609,388	574,641
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	190,300	364,130
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	834,900	610,555
Shanghai ZJ Bio-Tech Co. Ltd. Class A	41,412	134,913
Shanxi Blue Flame Holding Co. Ltd. Class A	122,100	126,887
Shanxi Coking Coal Energy Group Co. Ltd. Class A	166,300	208,024
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	118,300	265,390
Shanxi Meijin Energy Co. Ltd. Class A (a)	406,900	421,733
Shanxi Securities Co. Ltd. Class A	210,130	161,176
Shanxi Taigang Stainless Steel Co. Ltd. Class A	418,000	222,365
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	56,720	1,442,950
Shengda Resources Co. Ltd. Class A (a)	194,400	323,074
Shenghe Resources Holding Co. Ltd. Class A (a)	61,200	108,270
Shengjing Bank Co. Ltd. Class H (a)(b)(d)	751,800	508,453
Security Description	Shares	Value
Shengyi Technology Co. Ltd. Class A	412,900	$805,958
Shennan Circuits Co. Ltd. Class A	23,660	245,128
Shenwan Hongyuan Group Co. Ltd. Class A	847,000	537,903
Shenwan Hongyuan HK Ltd. (a)	10,000	517
Shenzhen Agricultural Products Group Co. Ltd. Class A	820,200	675,345
Shenzhen Capchem Technology Co. Ltd. Class A	22,680	161,773
Shenzhen Click Technology Co. Ltd. Class A	79,700	167,512
Shenzhen Das Intellitech Co. Ltd. Class A	1,493,137	722,472
Shenzhen Desay Battery Technology Co. Class A	47,270	229,241
Shenzhen Dynanonic Co. Ltd. Class A	16,160	244,861
Shenzhen Energy Group Co. Ltd. Class A	156,300	141,587
Shenzhen Envicool Technology Co. Ltd. Class A	53,911	221,875
Shenzhen Expressway Corp. Ltd. Class H	3,079,732	2,625,196
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	601,100	1,280,729
Shenzhen FRD Science & Technology Co. Ltd. Class A (a)	206,700	440,120
Shenzhen Gongjin Electronics Co. Ltd. Class A	428,200	782,259
Shenzhen H&T Intelligent Control Co. Ltd. Class A	410,200	957,442
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	228,300	359,955
Shenzhen Infogem Technologies Co. Ltd. Class A (a)	33,600	54,316
Shenzhen Inovance Technology Co. Ltd. Class A	188,458	1,663,398
Shenzhen International Holdings Ltd.	1,265,210	1,113,997
Shenzhen Investment Ltd.	4,138,326	739,307
Shenzhen Jinjia Group Co. Ltd. Class A (a)	395,500	327,282
Shenzhen Kaifa Technology Co. Ltd. Class A (a)	230,900	634,477
Shenzhen Kangtai Biological Products Co. Ltd. Class A (a)	59,840	208,849

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Shenzhen Kedali Industry Co. Ltd. Class A	17,100	$310,864
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	210,000	419,723
Shenzhen Kinwong Electronic Co. Ltd. Class A	21,420	75,524
Shenzhen Kstar Science & Technology Co. Ltd. Class A	68,500	376,737
Shenzhen Megmeet Electrical Co. Ltd. Class A	199,900	1,002,138
Shenzhen Microgate Technology Co. Ltd. Class A	135,800	159,791
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	60,722	2,502,399
Shenzhen MTC Co. Ltd. Class A	2,133,200	1,612,773
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (a)	1,692,562	749,168
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	14,930	121,085
Shenzhen SC New Energy Technology Corp. Class A	34,501	532,824
Shenzhen Senior Technology Material Co. Ltd. Class A	44,950	106,215
Shenzhen Sunlord Electronics Co. Ltd. Class A	186,700	613,625
Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	30,259	209,302
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	35,200	160,497
Shenzhen Suntak Circuit Technology Co. Ltd. Class A	35,400	60,583
Shenzhen Sunway Communication Co. Ltd. Class A	22,200	61,277
Shenzhen Tagen Group Co. Ltd. Class A	404,000	279,892
Shenzhen Topband Co. Ltd. Class A	153,200	274,820
Shenzhen Transsion Holdings Co. Ltd. Class A	50,162	1,013,611
Shenzhen Xinyichang Technology Co. Ltd. Class A	16,104	308,187
Security Description	Shares	Value
Shenzhen Yinghe Technology Co. Ltd. Class A	23,300	$56,562
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	34,400	115,332
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	39,000	470,318
Shenzhou International Group Holdings Ltd.	764,000	7,287,472
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (a)	427,800	475,738
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	3,700	13,066
Shimao Group Holdings Ltd. (a)(b)(e)	1,562,220	220,281
Shimao Services Holdings Ltd. (a)(b)(d)	337,000	66,655
Shinghwa Advanced Material Group Co. Ltd. Class A	12,200	99,364
Shoucheng Holdings Ltd.	720,400	167,308
Sichuan Hebang Biotechnology Co. Ltd. Class A	1,259,700	420,777
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	26,500	108,116
Sichuan New Energy Power Co. Ltd. Class A (a)	59,900	118,568
Sichuan Swellfun Co. Ltd. Class A	21,800	176,772
Sichuan Yahua Industrial Group Co. Ltd. Class A	33,500	81,876
Sieyuan Electric Co. Ltd. Class A	202,400	1,299,847
Sihuan Pharmaceutical Holdings Group Ltd.	1,328,000	132,180
Silergy Corp.	204,820	2,531,930
Silver Grant International Holdings Group Ltd. (a)	142,000	5,345
Sineng Electric Co. Ltd. Class A	51,028	252,867
Sino Wealth Electronic Ltd. Class A (a)	29,887	114,868
Sinocare, Inc. Class A	148,200	550,851
Sinofert Holdings Ltd. (a)(b)	130,000	15,759
Sinoma Science & Technology Co. Ltd. Class A	578,693	1,632,317
SinoMedia Holding Ltd.	65,000	7,050
Sinomine Resource Group Co. Ltd. Class A	37,044	259,392
Sino-Ocean Group Holding Ltd. (a)(b)	8,261,980	463,884

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Sinopec Oilfield Service Corp. Class H (a)	148,000	$10,009
Sinopec Shanghai Petrochemical Co. Ltd. Class H (a)	8,272,600	1,298,433
Sinopharm Group Co. Ltd. Class H	1,626,400	5,084,705
Sino-Platinum Metals Co. Ltd. Class A	271,879	571,802
Sinosoft Technology Group Ltd. (a)	1,418,600	56,117
Sinotrans Ltd. Class H	7,813,024	2,781,606
Sinotruk Hong Kong Ltd.	110,500	214,610
Sinotruk Jinan Truck Co. Ltd. Class A	241,160	558,578
Sinovac Biotech Ltd. (a)(b)	63,289	409,480
SITC International Holdings Co. Ltd.	1,509,000	2,753,579
Skshu Paint Co. Ltd. Class A (a)	235,630	2,118,947
Skyworth Digital Co. Ltd. Class A	603,200	1,340,758
Smoore International Holdings Ltd. (b)(d)	1,784,000	1,812,092
SOHO China Ltd. (a)(b)	824,000	123,023
Sohu.com Ltd. ADR (a)	12,916	142,334
SooChow Securities Co. Ltd. Class A	219,730	209,618
SOS Ltd. ADR (a)(b)	3,783	15,699
South Manganese Investment Ltd. (a)(b)(e)	533,000	25,250
Southwest Securities Co. Ltd. Class A	877,900	440,471
SPT Energy Group, Inc. (a)	20,000	676
StarPower Semiconductor Ltd. Class A	9,600	283,983
STO Express Co. Ltd. Class A (a)	209,679	311,861
Sumavision Technologies Co. Ltd. Class A (a)	131,000	109,845
Sun Art Retail Group Ltd.	2,032,500	523,907
Sun King Technology Group Ltd. (a)(b)	192,000	41,161
Sunac Services Holdings Ltd. (d)	315,000	88,833
Sungrow Power Supply Co. Ltd. Class A	191,353	3,067,782
Suning Universal Co. Ltd. Class A	581,800	218,331
Sunny Optical Technology Group Co. Ltd.	807,100	8,048,754
Sunresin New Materials Co. Ltd. Class A	47,700	409,281
Sunward Intelligent Equipment Co. Ltd. Class A (a)	395,800	361,807
Sunwoda Electronic Co. Ltd. Class A	182,300	408,965
Security Description	Shares	Value
Suplet Power Co. Ltd. Class A	56,898	$179,185
Suwen Electric Energy Technology Co. Ltd. Class A (a)	26,900	223,932
Suzhou Anjie Technology Co. Ltd. Class A	204,500	387,928
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A (a)	227,500	809,954
Suzhou Good-Ark Electronics Co. Ltd. Class A	157,781	316,655
Suzhou Maxwell Technologies Co. Ltd. Class A	20,704	482,054
Suzhou Secote Precision Electronic Co. Ltd. Class A	14,500	88,697
Suzhou SLAC Precision Equipment Co. Ltd. Class A	72,600	131,632
Suzhou TFC Optical Communication Co. Ltd. Class A	20,700	303,978
Synertone Communication Corp. (a)	2,176	205
Taiji Computer Corp. Ltd. Class A	216,936	1,227,698
TAL Education Group ADR (a)	421,360	2,511,306
Tangrenshen Group Co. Ltd. Class A (a)	410,200	374,970
Tangshan Jidong Cement Co. Ltd. Class A	29,000	29,380
Tayho Advanced Materials Group Co. Ltd. Class A	394,000	1,325,285
TBEA Co. Ltd. Class A (a)	175,200	536,813
TCL Electronics Holdings Ltd. (a)	52,000	27,007
TCL Technology Group Corp. Class A (a)	1,603,100	868,232
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	499,725	2,280,595
Tech-Bank Food Co. Ltd. Class A (a)	588,220	367,092
Telling Telecommunication Holding Co. Ltd. Class A	51,300	63,748
Tencent Holdings Ltd.	5,935,294	251,147,627
Tencent Music Entertainment Group ADR (a)	506,734	3,739,697
Three's Co. Media Group Co. Ltd. Class A	6,668	78,772
Thunder Software Technology Co. Ltd. Class A	19,500	258,265

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Tian Ge Interactive Holdings Ltd. (d)	70,000	$3,528
Tiangong International Co. Ltd.	280,000	67,887
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	23,800	98,834
Tianjin Capital Environmental Protection Group Co. Ltd. Class A (a)	185,600	149,505
Tianli International Holdings Ltd.	1,545,000	410,076
Tianma Microelectronics Co. Ltd. Class A (a)	181,200	228,655
Tianneng Power International Ltd. (b)	288,000	297,313
Tianqi Lithium Corp. Class A	74,874	719,531
Tianshan Aluminum Group Co. Ltd. Class A	236,000	194,320
Tianshui Huatian Technology Co. Ltd. Class A	247,300	312,745
Tibet Summit Resources Co. Ltd. Class A (a)	53,900	135,291
Tingyi Cayman Islands Holding Corp.	3,087,020	4,797,987
Titan Wind Energy Suzhou Co. Ltd. Class A (a)	806,489	1,688,408
Tofflon Science & Technology Group Co. Ltd. Class A	73,900	231,103
Toly Bread Co. Ltd. Class A	12,700	17,667
Tong Ren Tang Technologies Co. Ltd. Class H	10,000	9,928
Tongcheng Travel Holdings Ltd. (a)	681,600	1,424,675
TongFu Microelectronics Co. Ltd. Class A	177,444	551,250
Tongling Jingda Special Magnet Wire Co. Ltd. Class A	108,500	62,939
Tongwei Co. Ltd. Class A	445,800	2,102,518
Topchoice Medical Corp. Class A (a)	29,500	392,776
Topsec Technologies Group, Inc. Class A (a)	393,000	524,014
Topsports International Holdings Ltd. (d)	1,424,000	1,233,821
Transfar Zhilian Co. Ltd. Class A	178,600	130,609
TravelSky Technology Ltd. Class H	2,074,514	3,520,792
Trigiant Group Ltd. (a)	22,000	1,291
Trina Solar Co. Ltd. Class A	165,525	969,514
Trip.com Group Ltd. (a)	507,158	17,641,741
Security Description	Shares	Value
Triumph New Energy Co. Ltd. Class H (a)	76,000	$60,128
Tsingtao Brewery Co. Ltd. Class A	238,144	3,392,377
Tsingtao Brewery Co. Ltd. Class H	274,000	2,489,447
Tuya, Inc. ADR (a)(b)	47,459	89,698
Unigroup Guoxin Microelectronics Co. Ltd. Class A	53,759	689,095
Uni-President China Holdings Ltd.	145,000	122,119
Unisplendour Corp. Ltd. Class A	238,876	1,045,830
Universal Health International Group Holding Ltd. (a)	6,900	103
Universal Scientific Industrial Shanghai Co. Ltd. Class A	216,700	445,625
Up Fintech Holding Ltd. ADR (a)(b)	94,647	268,797
Uxin Ltd. ADR (a)(b)	15,567	25,530
Valiant Co. Ltd. Class A	424,500	1,015,910
Venus MedTech Hangzhou, Inc. Class H (a)(b)(d)	42,500	33,353
Vipshop Holdings Ltd. ADR (a)	432,970	7,144,005
Visionox Technology, Inc. Class A (a)	155,500	196,010
Visual China Group Co. Ltd. Class A	217,100	548,808
Viva Biotech Holdings (a)(b)(d)	715,500	136,954
Vnet Group, Inc. ADR (a)(b)	86,218	250,032
Walvax Biotechnology Co. Ltd. Class A	189,700	689,719
Wanda Hotel Development Co. Ltd. (a)	780,000	25,879
Wangneng Environment Co. Ltd. Class A	202,910	440,975
Wanhua Chemical Group Co. Ltd. Class A	209,500	2,529,620
Want Want China Holdings Ltd.	6,540,976	4,340,285
Wasu Media Holding Co. Ltd. Class A	386,700	462,458
Weibo Corp. ADR	47,617	624,259
Weichai Power Co. Ltd. Class A	2,181,188	3,735,856
Weichai Power Co. Ltd. Class H	1,693,000	2,480,111
Weimob, Inc. (a)(b)(d)	1,890,000	916,469
Wellhope Foods Co. Ltd. Class A	372,000	465,332
Wens Foodstuffs Group Co. Ltd. Class A	174,200	439,403
West China Cement Ltd.	3,988,000	402,026

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Western Region Gold Co. Ltd. Class A	133,544	$235,705
Western Superconducting Technologies Co. Ltd. Class A	28,638	219,387
Will Semiconductor Co. Ltd. Shanghai Class A	60,704	818,087
Wingtech Technology Co. Ltd. Class A	161,572	1,086,060
Winning Health Technology Group Co. Ltd. Class A	258,900	385,069
Wisdom Sports Group (a)	50,000	447
Wolong Electric Group Co. Ltd. Class A	210,700	423,149
Wuhan DR Laser Technology Corp. Ltd. Class A	33,689	300,547
Wuhan Guide Infrared Co. Ltd. Class A	1,085,011	1,158,868
Wuhan Jingce Electronic Group Co. Ltd. Class A	13,700	179,188
Wuliangye Yibin Co. Ltd. Class A	396,475	8,914,529
WUS Printed Circuit Kunshan Co. Ltd. Class A	240,550	692,406
WuXi AppTec Co. Ltd. Class A	421,699	3,611,929
WuXi AppTec Co. Ltd. Class H (b)(d)	268,000	2,137,407
Wuxi Autowell Technology Co. Ltd. Class A (a)	8,622	223,289
Wuxi Biologics Cayman, Inc. (a)(d)	3,354,500	16,073,485
Wuxi Boton Technology Co. Ltd. Class A	33,900	115,193
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	108,000	536,971
Wuxi NCE Power Co. Ltd. Class A	18,480	110,553
Wuxi Taiji Industry Co. Ltd. Class A (a)	154,800	154,485
XD, Inc. (a)(b)	290,000	729,015
Xiabuxiabu Catering Management China Holdings Co. Ltd. (d)	202,000	94,857
Xiamen C & D, Inc. Class A	147,200	220,755
Xiamen Faratronic Co. Ltd. Class A	16,312	307,862
Xiamen Kingdomway Group Co. Class A	189,700	489,974
Xi'an Sinofuse Electric Co. Ltd. Class A (a)	14,200	264,898
Xiangcai Co. Ltd. Class A	66,400	71,194
Xiaomi Corp. Class B (a)(d)	15,922,800	21,781,438
Xilinmen Furniture Co. Ltd. Class A	198,000	685,330
Security Description	Shares	Value
Xinchen China Power Holdings Ltd. (a)	631,000	$20,533
Xinhua Winshare Publishing & Media Co. Ltd. Class A	247,080	480,928
Xinhuanet Co. Ltd. Class A	169,300	763,791
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	836,300	1,220,859
Xinjiang Goldwind Science & Technology Co. Ltd. Class H (a)	16,260	11,142
Xinjiang Tianshan Cement Co. Ltd. Class A	200,800	224,681
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	427,000	55,033
Xinte Energy Co. Ltd. Class H (a)(b)	139,600	295,710
Xinxiang Richful Lube Additive Co. Ltd. Class A	27,550	190,488
Xinyi Glass Holdings Ltd.	3,709,874	5,775,523
Xinyi Solar Holdings Ltd.	4,354,876	5,029,174
Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	79,400	183,362
XPeng, Inc. Class A (a)(b)	871,530	5,560,639
Xtep International Holdings Ltd. (b)	1,092,307	1,112,295
Xuji Electric Co. Ltd. Class A	69,900	221,476
Xunlei Ltd. ADR (a)	90,757	179,699
Yadea Group Holdings Ltd. (d)	620,000	1,409,846
YaGuang Technology Group Co. Ltd. Class A (a)	36,200	36,226
Yangling Metron New Material, Inc. Class A	32,500	193,754
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H (d)	6,500	9,870
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	41,000	228,648
Yankuang Energy Group Co. Ltd. Class H (b)	1,523,481	4,364,412
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (a)	579,612	1,172,004
Yantai Eddie Precision Machinery Co. Ltd. Class A	419,729	1,183,928
Yantai Zhenghai Bio-tech Co. Ltd. Class A	5,925	28,009
Yatsen Holding Ltd. ADR (a)(b)	220,935	223,144
Yeahka Ltd. (a)(b)	136,400	304,596
Yealink Network Technology Corp. Ltd. Class A	28,903	139,334

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Yestar Healthcare Holdings Co. Ltd. (a)	22,500	$775
YGSOFT, Inc. Class A	1,217,481	1,452,650
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (a)(d)	74,000	63,928
Yidu Tech, Inc. (a)(b)(d)	379,200	278,233
Yifeng Pharmacy Chain Co. Ltd. Class A	86,413	439,501
Yihai International Holding Ltd. (a)	250,000	535,309
Yijiahe Technology Co. Ltd. Class A	21,520	133,561
Yincheng International Holding Co. Ltd. (a)	96,000	1,642
Yip's Chemical Holdings Ltd.	10,000	3,037
Yixin Group Ltd. (b)(d)	71,500	7,208
Yixintang Pharmaceutical Group Co. Ltd. Class A	33,900	123,022
Yonfer Agricultural Technology Co. Ltd. Class A	450,800	637,024
YongXing Special Materials Technology Co. Ltd. Class A	26,650	229,361
Yonyou Network Technology Co. Ltd. Class A	461,670	1,300,962
Yotrio Group Co. Ltd. Class A	1,234,030	687,005
Youdao, Inc. ADR (a)(b)	28,441	137,086
Youngy Co. Ltd. Class A	17,200	158,008
Youzu Interactive Co. Ltd. Class A (a)	233,100	538,308
YTO Express Group Co. Ltd. Class A	419,600	839,800
Yuexiu Property Co. Ltd.	3,714,600	4,318,200
Yuexiu Transport Infrastructure Ltd.	1,258	623
Yum China Holdings, Inc.	429,403	24,261,269
Yunda Holding Co. Ltd. Class A	445,488	585,427
Yunnan Aluminium Co. Ltd. Class A	206,500	361,349
Yunnan Baiyao Group Co. Ltd. Class A	37,100	267,637
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	10,600	129,506
Yunnan Energy New Material Co. Ltd. Class A (a)	36,683	485,842
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A (a)	42,100	70,371
Yunnan Tin Co. Ltd. Class A	54,400	116,281
Yunnan Yuntianhua Co. Ltd. Class A	53,700	126,005
Security Description	Shares	Value
Yusys Technologies Co. Ltd. Class A	28,320	$68,826
Zai Lab Ltd. (a)	732,090	1,961,806
Zangge Mining Co. Ltd. Class A	63,200	196,077
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	15,400	606,195
Zhaojin Mining Industry Co. Ltd. Class H	141,000	175,967
Zhefu Holding Group Co. Ltd. Class A	1,749,400	993,157
Zhejiang Ausun Pharmaceutical Co. Ltd. Class A (a)	50,900	146,792
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	412,900	430,790
Zhejiang Cfmoto Power Co. Ltd. Class A	15,224	338,809
Zhejiang Chint Electrics Co. Ltd. Class A	151,300	575,060
Zhejiang Communications Technology Co. Ltd. Class A	559,940	343,285
Zhejiang Crystal-Optech Co. Ltd. Class A	412,900	677,685
Zhejiang Dahua Technology Co. Ltd. Class A	196,500	533,468
Zhejiang Dingli Machinery Co. Ltd. Class A (a)	35,000	269,471
Zhejiang Expressway Co. Ltd. Class H (b)	2,794,740	2,121,928
Zhejiang HangKe Technology, Inc.Co. Class A	92,432	387,145
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	229,700	271,227
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	31,500	79,716
Zhejiang Huayou Cobalt Co. Ltd. Class A	129,900	819,776
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	181,600	235,150
Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	20,720	61,350
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	203,100	1,979,407
Zhejiang Jingu Co. Ltd. Class A (a)	427,900	405,854
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	217,420	383,148

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	359,900	$321,074
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	16,000	60,219
Zhejiang Juhua Co. Ltd. Class A (a)	404,300	765,829
Zhejiang Meida Industrial Co. Ltd. Class A	191,000	278,041
Zhejiang Narada Power Source Co. Ltd. Class A (a)	140,400	373,638
Zhejiang NHU Co. Ltd. Class A	264,188	559,259
Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	582,321	306,577
Zhejiang Orient Gene Biotech Co. Ltd. Class A	6,718	34,833
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	245,642	1,021,764
Zhejiang Semir Garment Co. Ltd. Class A	167,000	142,786
Zhejiang Starry Pharmaceutical Co. Ltd. Class A	20,575	47,175
Zhejiang Supor Co. Ltd. Class A	24,277	166,857
Zhejiang Tiantie Industry Co. Ltd. Class A	165,700	175,385
Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A (a)	16,560	55,247
Zhejiang Weiming Environment Protection Co. Ltd. Class A	447,741	1,077,685
Zhejiang Weixing New Building Materials Co. Ltd. Class A	185,300	523,184
Zhejiang Windey Co. Ltd. Class A (a)	78,700	139,338
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (a)	4,200	19,416
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	220,400	401,427
Zhejiang Yasha Decoration Co. Ltd. Class A	1,321,625	850,223
Zhejiang Yongtai Technology Co. Ltd. Class A	235,560	495,094
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	123,800	107,898
Zheshang Securities Co. Ltd. Class A	205,900	279,635
Zhihu, Inc. ADR (a)(b)	328,588	371,304
Security Description	Shares	Value
ZhongAn Online P&C Insurance Co. Ltd. Class H (a)(d)	397,300	$1,079,868
Zhongji Innolight Co. Ltd. Class A	14,400	291,868
Zhongsheng Group Holdings Ltd.	193,000	737,609
Zhou Hei Ya International Holdings Co. Ltd. (a)(b)(d)	36,500	14,299
Zhuzhou CRRC Times Electric Co. Ltd. Class H	855,425	3,187,404
Zhuzhou Hongda Electronics Corp. Ltd. Class A	7,800	47,949
Zhuzhou Kibing Group Co. Ltd. Class A (a)	51,800	61,378
Zijin Mining Group Co. Ltd. Class A	821,800	1,284,416
Zijin Mining Group Co. Ltd. Class H	7,650,431	11,226,802
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	1,862,400	1,728,048
ZTE Corp. Class H (b)	1,680,745	6,734,476
ZTO Express Cayman, Inc. ADR	441,745	11,078,965
ZWSOFT Co. Ltd. Guangzhou Class A	10,218	203,509
		2,216,039,959
COLOMBIA — 0.2%
Banco Davivienda SA Preference Shares (c)	247,440	1,162,012
Banco de Bogota SA	64,197	500,413
Bancolombia SA	334,065	2,480,022
Bancolombia SA ADR	123,628	3,298,395
Bolsa de Valores de Colombia	280,329	635,742
Celsia SA ESP	125,251	80,386
Cementos Argos SA	195,639	159,293
Cementos Argos SA Preference Shares (c)	188,012	102,296
Constructora Conconcreto SA	139,059	7,926
Corp. Financiera Colombiana SA	129,112	459,151
Ecopetrol SA	3,236,682	1,658,734
Empresa de Telecomunicaciones de Bogota (a)	4,257,594	91,763
Grupo Argos SA	65,006	150,226
Grupo Argos SA Preference Shares (c)	236,547	340,451
Grupo Aval Acciones y Valores SA	3,253,485	371,569
Grupo de Inversiones Suramericana SA	3,661	31,562

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Grupo de Inversiones Suramericana SA Preference Shares (c)	128,156	$397,440
Grupo Nutresa SA	5,700	71,568
Interconexion Electrica SA ESP	484,545	1,959,867
Procaps Group SA (a)	11,028	43,781
		14,002,597
CYPRUS — 0.0% (g)
Phoenix Vega Mezz PLC (a)	474,068	28,808
CZECH REPUBLIC — 0.2%
CEZ AS (b)	275,052	11,367,429
Komercni Banka AS	162,238	4,950,539
		16,317,968
EGYPT — 0.1%
Commercial International Bank Egypt SAE	3,900,247	6,437,301
Egypt Kuwait Holding Co. SAE	1,808,139	1,842,493
Egyptian Financial Group-Hermes Holding Co. (a)	2,296,340	1,397,126
Orascom Financial Holding SAE (a)	103,265	1,016
Orascom Investment Holding (a)	105,174	841
QALA For Financial Investments (a)	817,158	76,956
		9,755,733
GREECE — 0.5%
Alpha Services & Holdings SA (a)	979,393	1,602,777
Danaos Corp. (b)	5,762	384,844
Diana Shipping, Inc.	58,931	217,455
Eurobank Ergasias Services & Holdings SA Class A (a)	3,999,047	6,583,709
FF Group (a)(e)	5,627	—
Fourlis Holdings SA	176	895
GEK Terna Holding Real Estate Construction SA (a)	52,828	826,491
Hellenic Exchanges - Athens Stock Exchange SA	278,523	1,564,924
Hellenic Telecommunications Organization SA	230,041	3,942,814
Holding Co. ADMIE IPTO SA	6,193	15,506
Intralot SA-Integrated Information Systems & Gaming Services (a)	1,832,849	1,199,783
JUMBO SA	94,602	2,600,913
LAMDA Development SA (a)	26,638	195,878
Security Description	Shares	Value
MIG Holdings SA (a)	1,004	$4,409
Mytilineos SA	181	6,386
National Bank of Greece SA (a)	402,990	2,617,749
OceanPal, Inc.	1,905	3,124
OPAP SA	356,184	6,209,778
Piraeus Financial Holdings SA (a)	693,710	2,275,055
Public Power Corp. SA (a)	63,949	729,080
Safe Bulkers, Inc. (b)	173,167	564,524
Sarantis SA	30,954	252,606
Star Bulk Carriers Corp.	69,728	1,234,186
Terna Energy SA	215	4,738
Tsakos Energy Navigation Ltd.	30,546	544,330
United Maritime Corp.	924	2,495
		33,584,449
HONG KONG — 0.3%
AGTech Holdings Ltd. (a)	56,000	1,715
Alibaba Pictures Group Ltd. (a)(b)	20,552,400	1,075,273
C Fiber Optic (a)(e)	88,800	—
CA Cultural Technology Group Ltd. (a)	65,000	398
Chia Tai Enterprises International Ltd. (a)	2,300	499
China Boton Group Co. Ltd. (a)	180,000	45,020
China Common Rich Renewable Energy Investments Ltd. (a)(e)	856,000	—
China Financial International Investments Ltd. (a)	640,000	2,695
China Financial Leasing Group Ltd. (a)	2,000	61
China High Speed Transmission Equipment Group Co. Ltd. (a)	1,943,000	604,972
China Huishan Dairy Holdings Co. Ltd. (a)(e)	310,600	—
China Huiyuan Juice Group Ltd. (a)(e)	188,500	—
China Investment Fund Co. Ltd. (a)	488,000	145,716
China Jicheng Holdings Ltd. (a)(d)	1,123	42
China National Culture Group Ltd. (a)	23,000	153
Chong Sing Holdings FinTech Group Ltd. (a)(e)	2,281,618	—
Citychamp Watch & Jewellery Group Ltd. (a)	3,982,000	558,941
Comba Telecom Systems Holdings Ltd. (b)	146,117	26,849
Concord New Energy Group Ltd.	120,000	9,953

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Crystal International Group Ltd. (d)	37,500	$11,532
Digital China Holdings Ltd.	2,000,000	796,264
Eternity Investment Ltd. (a)	40,574	368
Feiyu Technology International Co. Ltd. (a)(d)	19,500	734
First Shanghai Investments Ltd. (a)	40,000	664
Fullshare Holdings Ltd. (a)	3,944,500	25,671
Guotai Junan International Holdings Ltd.	1,752,000	131,904
Gushengtang Holdings Ltd. (a)	57,000	361,496
Hengdeli Holdings Ltd. (a)	10,645,600	195,616
Hi Sun Technology China Ltd. (a)(b)	225,000	20,385
Hua Yin International Holdings Ltd. (a)	7,495,000	478,205
Huabao International Holdings Ltd. (b)	1,578,651	576,135
Huayi Tencent Entertainment Co. Ltd. (a)	110,000	1,909
Imperial Pacific International Holdings Ltd. (a)	1,043,500	8,522
IRC Ltd. (a)(b)	44,000	517
Kingboard Laminates Holdings Ltd.	1,032,500	971,024
Life Healthcare Group Ltd. (a)	8,800	90
MH Development NPV (a)(e)	106,000	—
National Agricultural Holdings Ltd. (a)(b)(e)	72,000	—
Neo Telemedia Ltd. (a)	11,932,000	88,311
New Provenance Everlasting Holdings Ltd. Class H (a)	5,858,030	8,223
Nine Dragons Paper Holdings Ltd. (a)	2,859,735	1,762,565
Nissin Foods Co. Ltd. (b)	42,000	35,908
Orient Overseas International Ltd. (b)	72,000	965,623
Ozner Water International Holding Ltd. (a)(e)	738,000	—
Pou Sheng International Holdings Ltd. (a)	1,766,000	132,958
Productive Technologies Co. Ltd. (a)(b)	1,618,000	140,398
SIM Technology Group Ltd. (a)	7,264,000	231,733
Sino Biopharmaceutical Ltd.	12,921,000	5,622,414
Sinopharm Tech Holdings Ltd. (a)	70,000	125
Skyworth Group Ltd. (b)	867,005	382,798
Solargiga Energy Holdings Ltd.	8,625,000	269,648
Security Description	Shares	Value
Solartech International Holdings Ltd. (a)	1,000,000	$4,977
SSY Group Ltd.	199,740	127,440
Suncorp Technologies Ltd. (a)	242,500	6,808
Tech-Pro, Inc. (a)(b)(e)	484,000	—
Tibet Water Resources Ltd. (a)	67,000	3,847
Time Interconnect Technology Ltd. (b)	1,088,000	215,195
TROOPS, Inc. (a)(b)	41,229	160,381
United Energy Group Ltd. (a)(b)	8,430,000	817,548
United Laboratories International Holdings Ltd.	168,000	140,204
Untrade Real Nutri (a)(e)	199,000	—
Vision Values Holdings Ltd. (a)	90,000	804
Wasion Holdings Ltd.	24,000	9,770
WH Group Ltd. (d)	7,869,721	4,167,540
Xinyi Electric Storage Holdings Ltd. (a)	13,475	5,244
Yuexiu Real Estate Investment Trust (b)	227,018	48,378
		21,402,163
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	781,951	6,834,017
OTP Bank Nyrt	297,892	10,569,040
Richter Gedeon Nyrt	205,949	5,072,098
		22,475,155
INDIA — 19.5%
360 ONE WAM Ltd.	42,336	234,809
3i Infotech Ltd. (a)	469,423	193,122
Aarti Drugs Ltd.	13,832	78,420
Aarti Industries Ltd.	154,698	949,652
Aarti Pharmalabs Ltd. (a)	30,720	138,909
Aavas Financiers Ltd. (a)	23,069	432,198
ABB India Ltd.	27,864	1,502,293
Adani Enterprises Ltd.	259,714	7,560,195
Adani Green Energy Ltd. (a)	402,487	4,640,783
Adani Ports & Special Economic Zone Ltd.	830,097	7,480,220
Adani Power Ltd. (a)	1,021,217	3,110,223
Adani Total Gas Ltd.	270,988	2,162,321
Adani Transmission Ltd. (a)	287,194	2,686,003
Adani Wilmar Ltd. (a)	136,395	681,591
Aditya Birla Capital Ltd. GDR (a)	285	684
Aditya Birla Fashion & Retail Ltd. (a)	303,340	787,411
Aegis Logistics Ltd.	57,658	225,610
Affle India Ltd. (a)	24,831	331,832
AIA Engineering Ltd.	27,050	1,055,292

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Ajanta Pharma Ltd.	10,768	$194,152
Alembic Pharmaceuticals Ltd.	24,776	192,201
Alkem Laboratories Ltd.	7,951	340,467
Alkyl Amines Chemicals	1,964	65,247
Alok Industries Ltd. (a)	2,953,710	588,681
Ambuja Cements Ltd. (a)	483,551	2,510,407
Anant Raj Ltd.	1,560,306	3,373,146
Andhra Sugars Ltd.	84,316	115,164
Angel One Ltd.	45,350	950,160
Apar Industries Ltd.	16,690	705,970
Apcotex Industries Ltd.	42,681	276,471
APL Apollo Tubes Ltd.	178,896	2,846,461
Apollo Hospitals Enterprise Ltd.	154,913	9,627,176
Aptus Value Housing Finance India Ltd.	107,944	326,649
Asahi India Glass Ltd.	42,802	254,298
Ashapura Minechem Ltd.	238,414	367,925
Ashok Leyland Ltd.	1,198,946	2,446,523
Asian Paints Ltd.	425,882	17,453,706
Astral Ltd.	66,804	1,614,436
AstraZeneca Pharma India Ltd.	58,354	2,637,218
Atul Ltd.	12,149	1,035,948
AU Small Finance Bank Ltd. (d)	247,761	2,276,129
Aurobindo Pharma Ltd.	504,742	4,475,145
Avanti Feeds Ltd.	37,298	178,247
Avenue Supermarts Ltd. (a)(d)	156,680	7,427,934
Axis Bank Ltd.	2,471,462	29,748,375
Azure Power Global Ltd. (a)(b)	34,113	60,380
Bajaj Auto Ltd.	87,001	4,975,478
Bajaj Finance Ltd.	296,335	25,865,839
Bajaj Finserv Ltd.	433,980	8,083,273
Bajaj Hindusthan Sugar Ltd. (a)	2,056,953	416,224
Bajaj Holdings & Investment Ltd.	25,315	2,161,486
Balaji Amines Ltd. (a)	1,854	52,353
Balkrishna Industries Ltd.	73,828	2,133,226
Balrampur Chini Mills Ltd.	663,668	3,111,794
Bandhan Bank Ltd. (a)(d)	990,889	2,923,643
Barbeque Nation Hospitality Ltd. (a)	7,826	62,991
BASF India Ltd.	12,243	391,513
Bata India Ltd.	8,898	181,732
Bayer CropScience Ltd.	12,168	649,803
Berger Paints India Ltd.	171,118	1,414,437
BF Investment Ltd. (a)	266,827	1,232,554
Bharat Dynamics Ltd.	26,858	366,761
Bharat Electronics Ltd.	3,190,747	4,890,965
Bharat Forge Ltd.	200,142	2,041,522
Bharat Heavy Electricals Ltd.	3,018,877	3,225,459
Security Description	Shares	Value
Bharat Petroleum Corp. Ltd.	732,267	$3,255,363
Bharti Airtel Ltd.	2,904,038	31,107,265
Biocon Ltd.	567,213	1,835,713
Birlasoft Ltd.	306,438	1,340,634
Black Box Ltd. (a)	11,708	19,160
Bombay Dyeing & Manufacturing Co. Ltd. (a)	154,805	204,743
Borosil Renewables Ltd. (a)	37,244	229,698
Bosch Ltd.	2,340	543,164
Britannia Industries Ltd.	226,758	13,888,457
Camlin Fine Sciences Ltd. (a)	82,014	162,856
Can Fin Homes Ltd.	142,096	1,346,458
Caplin Point Laboratories Ltd.	110,499	1,086,385
Carborundum Universal Ltd.	10,446	152,533
Care Ratings Ltd.	28,864	247,100
Cartrade Tech Ltd. (a)	28,158	165,613
Carysil Ltd.	30,116	258,773
Castrol India Ltd.	356,800	525,395
Central Bank of India Ltd. (a)	478,146	169,317
CG Power & Industrial Solutions Ltd.	705,704	3,255,987
Chalet Hotels Ltd. (a)	95,363	498,807
Chambal Fertilisers & Chemicals Ltd.	87,569	291,038
Chennai Petroleum Corp. Ltd.	62,186	293,926
Cholamandalam Investment & Finance Co. Ltd.	371,359	5,169,568
Cipla Ltd.	853,950	10,565,044
City Union Bank Ltd.	110,142	170,913
Coal India Ltd.	1,465,921	4,127,782
Coforge Ltd.	37,090	2,130,060
Colgate-Palmolive India Ltd.	77,903	1,603,048
Computer Age Management Services Ltd.	2,144	57,459
Container Corp. Of India Ltd.	120,476	971,900
CORE Education & Technologies Ltd. (a)(e)	9,253	—
Coromandel International Ltd.	79,622	920,489
CreditAccess Grameen Ltd. (a)	52,449	797,672
CRISIL Ltd.	16,483	784,194
Crompton Greaves Consumer Electricals Ltd.	346,379	1,222,558
Cummins India Ltd.	38,615	914,630
Dabur India Ltd.	605,276	4,227,313
Dalmia Bharat Ltd.	21,941	579,361
Data Patterns India Ltd.	16,951	386,023
DCB Bank Ltd.	1,925,030	2,872,190

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
DCM Shriram Ltd.	35,424	$389,816
Deepak Fertilisers & Petrochemicals Corp. Ltd.	49,811	341,662
Deepak Nitrite Ltd.	137,227	3,636,163
Delta Corp. Ltd.	230,299	712,910
Dhani Services Ltd. (a)	334,014	134,361
Dilip Buildcon Ltd. (d)	18,532	53,809
Dish TV India Ltd. (a)	2,332,468	415,110
Dishman Carbogen Amcis Ltd. (a)	148,467	254,273
Divi's Laboratories Ltd.	119,073	5,201,481
Dixon Technologies India Ltd.	33,342	1,783,659
DLF Ltd.	399,228	2,387,253
Dr Lal PathLabs Ltd. (d)	29,704	818,092
Dr Reddy's Laboratories Ltd. ADR	189,349	11,949,815
DRC Systems India Ltd. (a)	10,380	5,023
Dwarikesh Sugar Industries Ltd.	144,244	158,686
Easy Trip Planners Ltd. (a)	867,718	428,379
Edelweiss Financial Services Ltd.	569,991	346,012
Educomp Solutions Ltd. (a)	438,905	11,770
Eicher Motors Ltd.	122,140	5,330,246
EID Parry India Ltd.	58,279	328,491
EKI Energy Services Ltd. (a)	14,707	87,199
Elecon Engineering Co. Ltd.	56,085	399,497
Elgi Equipments Ltd.	203,927	1,346,318
Emami Ltd.	66,579	344,678
Embassy Office Parks REIT	212,108	754,099
Endurance Technologies Ltd. (d)	14,150	272,440
EPL Ltd.	112,125	293,378
Equitas Small Finance Bank Ltd. (a)(d)	185,758	204,017
Era Infra Engineering Ltd. (a)(e)	2,941	—
Escorts Kubota Ltd.	57,061	1,563,893
Exide Industries Ltd. (a)	119,848	345,799
Fairchem Organics Ltd.	8,813	132,453
FDC Ltd. (a)	250,828	948,598
Federal Bank Ltd.	574,643	883,649
Fine Organic Industries Ltd.	10,342	616,231
Finolex Industries Ltd.	136,684	292,908
Firstsource Solutions Ltd.	44,281	68,713
Fortis Healthcare Ltd. (a)	717,956	2,757,221
FSN E-Commerce Ventures Ltd. (a)	350,948	635,705
Future Consumer Ltd. (a)	4,936,839	51,152
Future Lifestyle Fashions Ltd. (a)	409,735	23,974
Future Retail Ltd. (a)	1,296,690	47,419
GAIL India Ltd.	4,559,399	5,838,454
Gammon India Ltd. (a)(e)	139,302	—
Security Description	Shares	Value
Gateway Distriparks Ltd.	1,735,573	$1,527,476
Gitanjali Gems Ltd. (a)(e)	3,573	—
Gland Pharma Ltd. (a)(d)	15,833	205,063
GlaxoSmithKline Pharmaceuticals Ltd.	1,774	30,817
Glenmark Pharmaceuticals Ltd.	118,996	980,558
GMM Pfaudler Ltd.	9,981	180,126
Godawari Power & Ispat Ltd.	51,626	332,620
Godrej Consumer Products Ltd. (a)	267,493	3,524,782
Godrej Industries Ltd. (a)	728,702	4,599,897
Godrej Properties Ltd. (a)	45,039	861,100
Gokaldas Exports Ltd. (a)	66,105	389,283
Granules India Ltd.	548,130	1,983,755
Graphite India Ltd.	118,634	578,808
Grasim Industries Ltd.	312,894	6,616,119
Grasim Industries Ltd. GDR	209	4,431
Grindwell Norton Ltd.	16,255	451,858
GTL Infrastructure Ltd. (a)	10,202,257	99,490
GTL Ltd. (a)	601,234	43,240
Gujarat Ambuja Exports Ltd.	36,771	106,947
Gujarat Fluorochemicals Ltd.	20,355	727,581
Gujarat Gas Ltd.	133,636	757,560
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	47,610	347,719
Gujarat NRE Coke Ltd. (a)(e)	25,505	—
Gujarat Pipavav Port Ltd.	19,544	29,255
Gujarat State Petronet Ltd.	140,630	487,616
GVK Power & Infrastructure Ltd. (a)	4,711,924	155,080
Happiest Minds Technologies Ltd.	22,442	267,680
Havells India Ltd.	267,889	4,188,978
HCL Technologies Ltd.	1,468,030	21,258,239
HDFC Asset Management Co. Ltd. (d)	14,741	412,503
HDFC Bank Ltd.	2,991,361	62,039,667
HDFC Life Insurance Co. Ltd. (d)	843,080	6,692,330
HEG Ltd.	32,793	651,713
Hemisphere Properties India Ltd. (a)	185,870	238,126
Hero MotoCorp Ltd.	233,822	8,294,448
HFCL Ltd.	777,376	615,467
Himadri Speciality Chemical Ltd.	450,333	728,449
Himatsingka Seide Ltd.	51,872	72,684
Hindalco Industries Ltd.	1,400,359	7,185,618
Hindustan Aeronautics Ltd.	37,131	1,716,550
Hindustan Construction Co. Ltd. (a)	5,148,904	1,258,414

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Hindustan Oil Exploration Co. Ltd. (a)	85,103	$213,805
Hindustan Petroleum Corp. Ltd.	420,013	1,402,070
Hindustan Unilever Ltd.	1,031,001	33,657,991
Hindustan Zinc Ltd.	37,615	140,925
Hitachi Energy India Ltd.	10,833	549,050
Hle Glascoat Ltd.	8,835	69,852
Honeywell Automation India Ltd.	1,607	816,447
Housing Development & Infrastructure Ltd. (a)	124,529	4,174
Housing Development Finance Corp. Ltd.	1,916,760	65,934,278
ICICI Bank Ltd. ADR (b)	2,661,825	61,434,921
ICICI Lombard General Insurance Co. Ltd. (d)	213,667	3,501,679
ICICI Prudential Life Insurance Co. Ltd. (a)(d)	232,010	1,619,110
ICICI Securities Ltd. (d)	91,615	679,494
IDFC First Bank Ltd. (a)	676,808	655,059
IDFC Ltd.	373,512	467,594
IFB Industries Ltd. (a)	13,585	134,581
IFCI Ltd. (a)	1,544,575	217,463
IIFL Finance Ltd.	111,303	686,043
IIFL Securities Ltd.	64,724	48,167
India Cements Ltd.	408,814	1,056,965
Indiabulls Enterprises Ltd. (a)	29,442	3,510
Indiabulls Housing Finance Ltd. (a)	322,404	484,964
Indiabulls Real Estate Ltd. (a)	519,497	381,852
IndiaMart InterMesh Ltd. (d)	11,754	403,213
Indian Energy Exchange Ltd. (d)	264,230	409,376
Indian Hotels Co. Ltd.	1,684,100	8,057,526
Indian Oil Corp. Ltd.	2,598,777	2,892,238
Indian Overseas Bank (a)	466,592	138,778
Indian Railway Catering & Tourism Corp. Ltd.	106,508	824,553
Indo Count Industries Ltd.	56,090	141,496
Indraprastha Gas Ltd.	307,094	1,771,936
Indus Towers Ltd. (a)	861,281	1,724,426
IndusInd Bank Ltd.	369,822	6,196,966
Infibeam Avenues Ltd. (a)	2,978,691	571,874
Info Edge India Ltd.	79,110	4,323,717
Infosys Ltd. ADR (b)	3,797,043	61,018,481
Inox Wind Ltd. (a)	182,499	342,146
Intellect Design Arena Ltd.	153,187	1,173,790
InterGlobe Aviation Ltd. (a)(d)	50,817	1,627,222
IOL Chemicals & Pharmaceuticals Ltd.	14,255	72,581
Ipca Laboratories Ltd.	115,822	1,048,785
IRB Infrastructure Developers Ltd.	593,772	194,338
Security Description	Shares	Value
ITC Ltd.	2,369,373	$13,043,122
IVRCL Ltd. (a)(e)	5,304,684	—
Jain Irrigation Systems Ltd. (a)	702,262	334,711
Jaiprakash Associates Ltd. (a)	2,920,936	283,063
Jaiprakash Power Ventures Ltd. (a)	11,803,142	884,844
JB Chemicals & Pharmaceuticals Ltd.	18,825	543,148
Jet Airways India Ltd. (a)	222,563	130,630
Jindal Saw Ltd.	205,269	640,306
Jindal Stainless Ltd.	163,225	657,387
Jindal Steel & Power Ltd.	313,072	2,217,440
JK Cement Ltd.	10,692	440,772
JK Paper Ltd.	43,189	168,600
JM Financial Ltd.	175,170	156,836
Johnson Controls-Hitachi Air Conditioning India Ltd. (a)	4,180	53,277
JSW Energy Ltd.	453,398	1,507,435
JSW Ispat Special Products Ltd. (a)	197,545	84,281
JSW Steel Ltd.	837,348	8,010,492
Jubilant Foodworks Ltd.	504,716	3,083,867
Jubilant Ingrevia Ltd.	78,540	408,323
Jubilant Pharmova Ltd.	84,567	410,845
Just Dial Ltd. (a)	45,358	408,429
Kansai Nerolac Paints Ltd.	12,425	68,224
KEI Industries Ltd.	209,193	5,904,796
Kiri Industries Ltd. (a)	18,008	60,926
Kirloskar Ferrous Industries Ltd.	38,940	223,236
Kotak Mahindra Bank Ltd.	1,166,691	26,260,992
KPIT Technologies Ltd.	254,431	3,379,956
L&T Finance Holdings Ltd.	108,599	169,048
L&T Technology Services Ltd. (d)	25,479	1,222,483
Lanco Infratech Ltd. (a)(e)	15,749,074	—
Larsen & Toubro Ltd. GDR	1,021,646	30,751,545
Laurus Labs Ltd. (d)	234,944	1,050,051
Laxmi Organic Industries Ltd.	24,088	76,313
Lemon Tree Hotels Ltd. (a)(d)	443,940	507,058
LIC Housing Finance Ltd.	434,397	2,076,771
Linde India Ltd. (a)	40,493	2,130,644
Lloyds Metals & Energy Ltd.	116,896	563,845
LTIMindtree Ltd. (d)	81,927	5,190,279
Lupin Ltd.	264,189	2,907,210
LUX Industries Ltd. (a)	70,158	1,290,380
Macrotech Developers Ltd. (a)(d)	54,726	453,491
Mahanagar Gas Ltd.	9,005	115,092
Mahanagar Telephone Nigam Ltd. (a)	799,110	191,409

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Mahindra & Mahindra Financial Services Ltd.	754,070	$3,092,619
Mahindra & Mahindra Ltd. GDR	1,315,069	23,276,721
Maithan Alloys Ltd.	15,802	188,404
MakeMyTrip Ltd. (a)(b)	48,280	1,302,594
Manappuram Finance Ltd.	480,154	774,638
Mangalore Refinery & Petrochemicals Ltd. (a)	251,945	236,632
Manpasand Beverages Ltd. (a)(e)	64,129	2,287
Marico Ltd.	321,346	2,079,796
Marksans Pharma Ltd.	2,044,191	2,272,535
Maruti Suzuki India Ltd.	162,212	19,356,094
Max Financial Services Ltd. (a)	155,368	1,535,664
Max Healthcare Institute Ltd. (a)	539,273	3,940,541
Max India Ltd. (a)	17,967	26,063
Meghmani Finechem Ltd.	11,830	159,634
Metropolis Healthcare Ltd. (d)	19,509	355,073
Mirza International Ltd. (a)	63,871	38,072
Morepen Laboratories Ltd. (a)	240,865	89,110
Motherson Sumi Wiring India Ltd.	1,510,496	1,062,404
Mphasis Ltd.	38,212	882,703
MRF Ltd.	4,156	5,129,911
Multi Commodity Exchange of India Ltd.	55,309	1,011,573
Muthoot Finance Ltd.	97,017	1,466,024
Natco Pharma Ltd.	5,871	49,609
National Aluminium Co. Ltd.	898,151	898,302
Navin Fluorine International Ltd.	50,168	2,753,128
Nazara Technologies Ltd. (a)	39,414	348,131
NCC Ltd.	448,173	667,046
Nestle India Ltd.	32,939	9,192,465
Network18 Media & Investments Ltd. (a)	338,217	258,910
NHPC Ltd.	547,817	306,842
NIIT Learning Systems Ltd. (a)	128,295	489,886
NIIT Ltd. (a)	131,163	135,422
Nippon Life India Asset Management Ltd. (d)	144,977	509,228
NMDC Ltd.	551,876	704,004
NMDC Steel Ltd. (a)	445,340	236,143
NTPC Ltd.	3,743,395	8,631,101
Nuvama Wealth Management Ltd. (a)	6,171	213,257
Oberoi Realty Ltd.	54,644	655,971
Oil & Natural Gas Corp. Ltd.	5,473,752	10,695,789
Oil India Ltd.	220,175	657,415
Olectra Greentech Ltd.	28,223	334,467
Security Description	Shares	Value
One 97 Communications Ltd. (a)	87,828	$929,120
OnMobile Global Ltd. (a)	15,573	14,588
Opto Circuits India Ltd. (a)	3,157,839	69,288
Oracle Financial Services Software Ltd.	598	28,127
Orient Electric Ltd.	141,194	412,035
Orissa Minerals Development Co. Ltd. (a)	12,120	501,975
Page Industries Ltd.	6,229	2,858,546
Paisalo Digital Ltd.	312,565	193,362
Patanjali Foods Ltd.	53,777	779,225
PB Fintech Ltd. (a)	112,018	951,459
PC Jeweller Ltd. (a)	209,823	67,395
PCBL Ltd.	196,512	389,856
Persistent Systems Ltd.	27,290	1,666,965
Petronet LNG Ltd.	802,603	2,178,789
Pfizer Ltd.	24,843	1,143,833
Phoenix Mills Ltd.	48,277	920,006
PI Industries Ltd.	51,072	2,441,501
Pidilite Industries Ltd.	163,238	5,167,781
Piramal Enterprises Ltd.	80,447	924,045
Piramal Pharma Ltd. (a)	321,723	362,563
PNB Housing Finance Ltd. (a)(d)	31,805	219,978
Polycab India Ltd.	7,915	342,621
Poonawalla Fincorp Ltd.	153,994	639,919
Power Grid Corp. of India Ltd.	2,953,360	9,185,571
Praj Industries Ltd.	82,298	378,805
Prakash Industries Ltd. (a)	374,911	349,153
Prestige Estates Projects Ltd.	92,999	651,669
Prism Johnson Ltd. (a)	166,575	262,646
Procter & Gamble Health Ltd.	8,653	554,254
PS IT Infrastructure & Services Ltd. (a)(e)	620,932	68,878
PTC India Ltd.	1,252,474	1,758,796
Punj Lloyd Ltd. (a)	739,833	20,291
Quess Corp. Ltd. (d)	111,373	610,787
Radico Khaitan Ltd.	167,700	2,470,642
Rain Industries Ltd.	253,114	503,536
Rajesh Exports Ltd.	205,920	1,374,034
Rajratan Global Wire Ltd. (a)	15,412	157,142
Rallis India Ltd.	139,645	335,511
Ramco Systems Ltd. (a)	6,595	20,520
Rategain Travel Technologies Ltd. (a)	68,641	349,622
RattanIndia Enterprises Ltd. (a)	954,353	485,109
RattanIndia Power Ltd. (a)	8,113,819	479,691
Raymond Ltd.	74,435	1,537,084
RBL Bank Ltd. (a)(d)	353,108	783,166
REC Ltd.	225,107	451,799
Redington Ltd.	382,650	867,579

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Redtape Ltd. (a)	63,295	$169,625
REI Agro Ltd. (a)(e)	1,873,023	—
Relaxo Footwears Ltd.	61,794	684,706
Reliance Communications Ltd. (a)	790,072	10,594
Reliance Industries Ltd. GDR (d)	1,731,000	107,841,300
Reliance Infrastructure Ltd. (a)	478,480	806,349
Reliance Power Ltd. (a)	3,846,853	658,834
Religare Enterprises Ltd. (a)	146,059	318,962
ReNew Energy Global PLC Class A (a)(b)	72,166	395,470
Repco Home Finance Ltd.	60,830	231,460
RITES Ltd.	68,592	310,994
Rolta India Ltd. (a)	1,722,545	40,945
Route Mobile Ltd.	27,372	531,550
Samvardhana Motherson International Ltd.	1,879,412	1,963,347
Sarda Energy & Minerals Ltd. (a)	13,780	246,545
SBI Cards & Payment Services Ltd.	195,782	2,021,869
SBI Life Insurance Co. Ltd. (d)	307,617	4,900,573
Schaeffler India Ltd.	22,366	844,502
Schneider Electric Infrastructure Ltd. (a)	311,181	987,942
Sequent Scientific Ltd. (a)	990,930	1,139,670
Shankara Building Products Ltd.	63,490	562,722
Sharda Cropchem Ltd.	28,538	192,616
Shilpa Medicare Ltd.	139,395	482,994
Shree Cement Ltd.	5,974	1,739,446
Shree Renuka Sugars Ltd. (a)	1,206,998	637,808
Shriram Finance Ltd.	201,365	4,259,197
Siemens Ltd.	252,342	11,585,531
Sintex Plastics Technology Ltd. (a)	102,157	1,930
Sobha Ltd.	11,241	73,582
Solar Industries India Ltd.	6,726	306,660
Solara Active Pharma Sciences Ltd. (a)	107,091	497,884
Srei Infrastructure Finance Ltd. (a)	236,844	6,207
SRF Ltd.	103,076	2,876,623
Star Health & Allied Insurance Co. Ltd. (a)	25,073	178,826
State Bank of India GDR	222,405	15,590,590
Steel Authority of India Ltd.	1,246,079	1,298,691
Sterling & Wilson Renewable (a)	29,183	102,896
Sterlite Technologies Ltd.	204,123	363,776
Strides Pharma Science Ltd. (a)	207,523	1,089,394
Subex Ltd. (a)	288,225	102,064
Security Description	Shares	Value
Sudarshan Chemical Industries Ltd.	64,292	$380,527
Sumitomo Chemical India Ltd.	36,789	195,658
Sun Pharma Advanced Research Co. Ltd. (a)	265,703	676,110
Sun Pharmaceutical Industries Ltd.	1,410,113	18,075,849
Sun TV Network Ltd.	157,048	840,888
Sundaram Finance Ltd.	30,534	971,445
Sundram Fasteners Ltd.	76,839	1,139,852
Supreme Industries Ltd.	38,110	1,485,494
Suven Life Sciences Ltd. (a)	686,312	529,565
Suven Pharmaceuticals Ltd.	469,130	2,778,367
Suvidhaa Infoserve Ltd. (a)	56,568	2,689
Suzlon Energy Ltd. (a)	8,014,181	1,494,668
Swan Energy Ltd.	319,105	1,012,711
Symphony Ltd.	21,797	238,439
Syngene International Ltd. (d)	84,503	788,054
TAKE Solutions Ltd. (a)	199,410	41,687
Tanla Platforms Ltd.	59,289	739,231
TARC Ltd. (a)	1,457,590	1,134,463
Tarsons Products Ltd. (a)	32,445	238,187
Tata Communications Ltd.	207,974	4,042,673
Tata Consultancy Services Ltd.	1,139,866	45,883,649
Tata Consumer Products Ltd.	475,494	4,989,901
Tata Elxsi Ltd.	53,795	4,976,134
Tata Power Co. Ltd.	2,988,988	8,083,097
Tata Steel Ltd.	7,395,844	10,097,177
Tata Teleservices Maharashtra Ltd. (a)	749,396	649,951
TCNS Clothing Co. Ltd. (a)(d)	30,837	156,184
TeamLease Services Ltd. (a)	21,327	648,145
Tech Mahindra Ltd.	628,833	8,668,312
Tejas Networks Ltd. (a)(d)	252,445	2,228,535
Thermax Ltd.	18,404	511,887
Thirumalai Chemicals Ltd.	44,175	107,804
Thyrocare Technologies Ltd. (d)	103,304	652,228
Tide Water Oil Co. India Ltd.	14,609	179,816
Timken India Ltd.	29,340	1,224,422
Titan Co. Ltd.	385,094	14,306,258
Torrent Pharmaceuticals Ltd.	63,952	1,485,019
Torrent Power Ltd.	38,274	287,045
Trent Ltd.	158,251	3,403,111
Trident Ltd.	1,887,317	763,796
Tube Investments of India Ltd.	91,384	3,536,669
TV18 Broadcast Ltd. (a)	402,520	183,262

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
TVS Motor Co. Ltd.	136,328	$2,202,968
Ujjivan Financial Services Ltd.	102,370	481,862
UltraTech Cement Ltd.	123,743	12,511,752
Unichem Laboratories Ltd.	294,808	1,346,174
Unitech Ltd. (a)	766,513	13,081
United Breweries Ltd.	109,261	2,013,709
United Spirits Ltd. (a)	483,305	5,374,098
UNO Minda Ltd.	222,249	1,576,187
UPL Ltd.	522,341	4,377,767
Usha Martin Ltd.	304,073	1,002,256
UTI Asset Management Co. Ltd.	42,262	404,428
VA Tech Wabag Ltd. (a)	126,771	756,967
Vaibhav Global Ltd.	131,192	492,072
Vakrangee Ltd.	603,564	119,924
Vardhman Textiles Ltd. (a)	63,490	283,605
Varun Beverages Ltd.	279,658	2,735,858
Vedanta Ltd.	1,040,877	3,526,633
Venky's India Ltd.	17,778	367,658
Videocon Industries Ltd. (a)(e)	1,170,924	—
Vinati Organics Ltd.	12,548	278,833
VIP Industries Ltd.	102,804	769,060
Vl E Governance Ord (a)	60,357	16,554
V-Mart Retail Ltd.	27,079	730,100
Vodafone Idea Ltd. (a)	9,321,688	846,535
Voltas Ltd.	107,706	997,481
VST Industries Ltd.	28,917	1,219,829
Welspun Corp. Ltd.	140,154	445,817
Welspun India Ltd.	240,962	271,550
Westlife Foodworld Ltd. (a)	102,151	1,065,699
Whirlpool of India Ltd. (a)	6,157	110,638
Wipro Ltd. ADR (b)	2,114,299	9,979,491
WNS Holdings Ltd. ADR (a)	41,892	3,088,278
Wockhardt Ltd. (a)	179,992	516,590
Yaari Digital Integrated Services Ltd. (a)	29,712	4,781
Yes Bank Ltd. (a)	816,899	161,814
Zee Entertainment Enterprises Ltd.	853,216	1,844,524
Zensar Technologies Ltd.	76,798	362,242
Zomato Ltd. (a)	2,262,757	2,070,059
Zydus Lifesciences Ltd.	140,224	996,603
		1,401,414,252
INDONESIA — 2.5%
Adaro Energy Indonesia Tbk PT	10,500,000	1,561,781
Adaro Minerals Indonesia Tbk PT (a)	6,928,900	427,496
Alam Sutera Realty Tbk PT (a)	13,567,700	162,894
Allo Bank Indonesia Tbk PT (a)	1,273,000	147,742
Aneka Tambang Tbk	3,039,000	395,268
Astra International Tbk PT	26,993,651	12,198,231
Security Description	Shares	Value
Astrindo Nusantara Infrastructure Tbk PT (a)	47,387,900	$417,222
Avia Avian Tbk PT	8,364,400	371,007
Bank Aladin Syariah Tbk PT (a)	783,800	64,042
Bank Artha Graha Internasional Tbk PT (a)	14,517,100	64,875
Bank BTPN Syariah Tbk PT	874,900	120,797
Bank Central Asia Tbk PT	69,202,348	42,234,550
Bank Danamon Indonesia Tbk PT	4,820,518	942,079
Bank Ganesha Tbk PT (a)	15,406,700	66,796
Bank Ina Perdana PT (a)	587,000	155,437
Bank Jago Tbk PT (a)	4,137,900	877,674
Bank Mandiri Persero Tbk PT	55,831,074	19,364,455
Bank MNC Internasional Tbk PT (a)	14,274,900	75,219
Bank Negara Indonesia Persero Tbk PT	3,646,200	2,225,295
Bank Neo Commerce Tbk PT (a)	6,871,233	223,656
Bank Pan Indonesia Tbk PT	3,706,400	268,230
Bank Permata Tbk PT	207,270	13,479
Bank Rakyat Indonesia Persero Tbk PT	82,013,867	29,676,520
Bank Raya Indonesia Tbk PT (a)	2,400,707	61,489
Bank Syariah Indonesia Tbk PT	1,197,914	135,032
Barito Pacific Tbk PT	42,734,296	2,123,532
Bekasi Fajar Industrial Estate Tbk PT (a)	8,627,900	96,105
Berkah Beton Sadaya Tbk PT (a)	20,816,900	69,424
BFI Finance Indonesia Tbk PT	3,308,000	315,520
Bukalapak.com PT Tbk (a)	60,759,900	859,169
Bumi Resources Minerals Tbk PT (a)	74,389,660	674,804
Bumi Resources Tbk PT (a)	123,973,100	950,936
Bumi Serpong Damai Tbk PT (a)	7,177,400	524,212
Chandra Asri Petrochemical Tbk PT	5,036,156	705,415
Charoen Pokphand Indonesia Tbk PT (a)	7,878,400	2,771,957
Ciputra Development Tbk PT	11,177,952	790,304
Citra Marga Nusaphala Persada Tbk PT (a)	2,916,541	334,597
Digital Mediatama Maxima Tbk PT (a)	663,400	21,682
Elang Mahkota Teknologi Tbk PT	26,619,900	1,260,639
FKS Food Sejahtera Tbk PT (a)	4,205,200	39,829

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Garuda Indonesia Persero Tbk PT (a)	16,613,500	$69,812
Global Mediacom Tbk PT (a)	1,240,100	25,145
GoTo Gojek Tokopedia Tbk PT (a)	281,859,400	2,068,003
Harum Energy Tbk PT	2,121,700	200,955
Indah Kiat Pulp & Paper Tbk PT	1,524,400	864,259
Indo Tambangraya Megah Tbk PT	68,500	110,226
Indocement Tunggal Prakarsa Tbk PT	1,032,300	683,380
Indofood Sukses Makmur Tbk PT	10,230,418	5,015,413
Indosat Tbk PT	4,577,300	2,633,264
Indosterling Technomedia Tbk PT (a)	594,000	1,981
Japfa Comfeed Indonesia Tbk PT	2,077,500	185,683
Kalbe Farma Tbk PT	46,502,161	6,358,475
Kawasan Industri Jababeka Tbk PT (a)	9,241,831	84,451
Kresna Graha Investama Tbk PT (a)	47,713,500	159,125
Lippo Cikarang Tbk PT (a)	409,300	26,481
Lippo Karawaci Tbk PT (a)	74,305,430	460,924
Matahari Department Store Tbk PT	651,700	146,923
Matahari Putra Prima Tbk PT (a)	3,706,000	17,798
Mayora Indah Tbk PT	11,023,807	1,919,102
MD Pictures Tbk PT (a)	1,495,000	335,048
Medco Energi Internasional Tbk PT	37,544,929	2,228,780
Media Nusantara Citra Tbk PT (a)	1,651,500	71,601
Mega Manunggal Property Tbk PT (a)	1,661,800	46,332
Merdeka Copper Gold Tbk PT (a)	11,478,668	2,342,820
Mitra Keluarga Karyasehat Tbk PT	2,936,400	526,858
MNC Asia Holding Tbk PT (a)	45,993,900	162,593
MNC Digital Entertainment Tbk PT (a)	889,300	233,706
Modernland Realty Tbk PT (a)	10,174,300	54,290
Multipolar Tbk PT (a)	4,278,000	24,539
Net Visi Media Tbk PT (a)	1,475,400	15,942
Pabrik Kertas Tjiwi Kimia Tbk PT	624,938	257,395
Pakuwon Jati Tbk PT	10,235,300	333,155
Perusahaan Gas Negara Tbk PT	25,322,400	2,204,151
Pollux Properties Indonesia Tbk PT (a)	2,501,800	29,536
Security Description	Shares	Value
Samudera Indonesia Tbk PT	8,045,500	$204,995
Semen Indonesia Persero Tbk PT	1,864,854	755,644
Sigmagold Inti Perkasa Tbk PT (a)(e)	1,312,600	—
Smartfren Telecom Tbk PT (a)	94,023,500	376,282
Sumber Alfaria Trijaya Tbk PT	15,789,800	2,717,204
Summarecon Agung Tbk PT	9,069,011	399,236
Surya Citra Media Tbk PT	19,971,900	215,804
Surya Esa Perkasa Tbk PT	9,060,000	350,495
Telkom Indonesia Persero Tbk PT	61,579,100	16,429,308
Tower Bersama Infrastructure Tbk PT	938,500	125,822
Transcoal Pacific Tbk PT	676,400	315,811
Unilever Indonesia Tbk PT	6,072,800	1,725,538
United Tractors Tbk PT	2,871,722	4,458,184
Vale Indonesia Tbk PT	1,206,400	506,941
Wir Asia Tbk PT (a)	7,057,400	50,368
		182,319,169
KUWAIT — 0.9%
A'ayan Leasing & Investment Co. KSCP	1,479,198	707,474
Agility Public Warehousing Co. KSC (a)	1,154,168	2,339,504
Ahli United Bank KSCP	38,083	31,968
Al Ahli Bank of Kuwait KSCP	255,237	195,154
Al Mazaya Holding Co. KSCP (a)	2,415,380	357,572
ALAFCO Aviation Lease & Finance Co. KSCP Class C (a)	43,343	27,781
Alimtiaz Investment Group KSC (a)	606,801	127,737
Boubyan Bank KSCP	1,140,320	2,374,507
Boubyan Petrochemicals Co. KSCP	683,378	1,656,472
Burgan Bank SAK	397,417	271,539
Gulf Bank KSCP	1,985,185	1,711,645
Gulf Cables & Electrical Industries Group Co. KSCP	57,373	213,924
Heavy Engineering & Ship Building Co. KSCP Class B	178,916	390,606
Humansoft Holding Co. KSC	230,188	2,775,587
Integrated Holding Co. KCSC	456,437	650,462
Jazeera Airways Co. KSCP	60,470	364,374
Kuwait Finance House KSCP	5,121,639	12,414,580

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Kuwait Projects Co. Holding KSCP (a)	433,631	$189,057
Kuwait Real Estate Co. KSC	5,325,458	2,096,569
Mabanee Co. KPSC	579,298	1,585,130
Mezzan Holding Co. KSCC	41,574	72,097
Mobile Telecommunications Co. KSCP	1,063,114	1,791,746
National Bank of Kuwait SAKP	7,895,646	24,019,616
National Industries Group Holding SAK	1,980,974	1,308,403
National Investments Co. KSCP	2,498,465	1,658,327
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	77,463	50,407
Warba Bank KSCP	2,603,369	1,804,189
		61,186,427
MALAYSIA — 1.8%
Aeon Co. M Bhd	8,445,848	2,370,447
AEON Credit Service M Bhd	214,850	518,310
Alliance Bank Malaysia Bhd	7,506,021	5,355,126
AMMB Holdings Bhd	55,600	43,122
ATA IMS Bhd (a)	882,900	48,236
Axiata Group Bhd	2,977,138	1,690,287
Bahvest Resources Bhd (a)	2,808,000	129,345
Bank Islam Malaysia Bhd	26,900	11,238
Bintulu Port Holdings Bhd	94	102
British American Tobacco Malaysia Bhd	7,200	15,673
Bursa Malaysia Bhd	2,406,047	3,319,752
Capitaland Malaysia Trust REIT	2,986,905	319,968
Careplus Group Bhd (a)	266,900	15,725
Carlsberg Brewery Malaysia Bhd Class B	657,220	2,866,845
CELCOMDIGI Bhd	9,565,429	8,422,906
Chin Hin Group Bhd (a)	492,200	459,773
CIMB Group Holdings Bhd	6,684,779	7,246,916
Comfort Glove Bhd (a)	287,000	21,521
D&O Green Technologies Bhd	389,000	306,700
Dagang NeXchange Bhd (a)	3,432,300	349,297
Datasonic Group Bhd	4,226,500	402,955
Dialog Group Bhd	6,576,106	2,902,363
FGV Holdings Bhd	28,800	8,947
Focus Dynamics Group Bhd (a)	7,216,200	23,191
Frontken Corp. Bhd	1,604,450	1,082,810
Gabungan AQRS Bhd (a)	540,500	31,266
Gamuda Bhd	2,021,037	1,905,209
GDEX Bhd	1,555,400	59,983
Security Description	Shares	Value
Genetec Technology Bhd (a)	435,500	$216,467
Genting Bhd	5,557,100	4,833,814
Genting Malaysia Bhd	1,257,700	662,869
George Kent Malaysia Bhd	612,300	57,065
Globetronics Technology Bhd	1,264,300	341,300
Greatech Technology Bhd (a)	401,400	375,815
Hap Seng Plantations Holdings Bhd	58,800	23,432
Hartalega Holdings Bhd	1,896,600	767,986
Hong Leong Bank Bhd	151,400	615,007
Hong Leong Financial Group Bhd	5,500	20,810
Hong Seng Consolidated Bhd (a)	1,945,400	37,512
IHH Healthcare Bhd	2,073,000	2,615,955
IJM Corp. Bhd	1,211,900	386,873
Inari Amertron Bhd	2,307,200	1,354,414
IOI Corp. Bhd	9,721,862	7,769,158
IOI Properties Group Bhd	8,372,762	1,919,412
Iris Corp. Bhd (a)	1,483,400	30,192
Iskandar Waterfront City Bhd (a)	261,200	18,187
Karex Bhd (a)	3,316,900	405,063
KLCCP Stapled Group REIT	1,243,100	1,861,654
KNM Group Bhd (a)	6,403,821	116,620
Kossan Rubber Industries Bhd	1,508,500	416,918
KPJ Healthcare Bhd	3,174,180	761,667
Kuala Lumpur Kepong Bhd	18,900	88,922
Lingkaran Trans Kota Holdings Bhd	668,700	72,350
Magni-Tech Industries Bhd	323,100	130,140
Magnum Bhd	6,695,243	1,427,267
Malayan Banking Bhd	5,798,091	10,720,412
Malaysia Airports Holdings Bhd	436,103	642,826
Malaysian Pacific Industries Bhd	174,900	1,042,468
Malaysian Resources Corp. Bhd	16,621,559	1,086,144
Maxis Bhd	222,000	195,008
Mega First Corp. BHD	431,800	284,012
MISC Bhd	236,300	362,487
MPHB Capital Bhd	2,982,630	658,191
Muda Holdings Bhd	399,700	125,027
My EG Services Bhd	5,696,655	915,370
Nestle Malaysia Bhd	1,469	41,230
OSK Holdings Bhd	13,128,942	2,981,613
Padini Holdings Bhd	360,100	299,344
Pavilion Real Estate Investment Trust	2,740,600	728,087
Pentamaster Corp. Bhd	1,049,750	1,106,539

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Petronas Chemicals Group Bhd	2,343,900	$3,013,048
Petronas Dagangan Bhd	443,400	2,108,941
Petronas Gas Bhd	250,100	894,841
PMB Technology Bhd (a)	407,400	336,918
Pos Malaysia Bhd (a)	1,966,000	212,711
PPB Group Bhd	57,800	194,916
Press Metal Aluminium Holdings Bhd	2,277,600	2,293,459
Public Bank Bhd	15,933,300	13,142,626
QL Resources Bhd	31,800	36,518
Rapid Synergy Bhd (a)	165,500	758,091
RHB Bank Bhd	625,352	727,512
Sapura Energy Bhd (a)	307,800	2,308
Sime Darby Bhd	2,107,824	925,772
Sime Darby Plantation Bhd	2,038,887	1,812,829
Sime Darby Property Bhd	591,224	58,901
SKP Resources Bhd	1,018,625	237,879
SP Setia Bhd Group	372,063	43,444
Sports Toto Bhd	4,348,488	1,239,098
Sunway Real Estate Investment Trust	2,942,500	983,460
Supermax Corp. Bhd	2,653,368	454,782
Syarikat Takaful Malaysia Keluarga Bhd	5,777	4,109
Taliworks Corp. Bhd	144,800	25,284
Telekom Malaysia Bhd	1,480,847	1,557,784
Tenaga Nasional Bhd	2,089,000	4,050,445
TIME dotCom Bhd	60,900	67,848
Top Glove Corp. Bhd (a)	4,893,200	849,168
Uchi Technologies Bhd	109,700	81,085
UEM Edgenta Bhd	1,291,300	275,274
UEM Sunrise Bhd	9,221,188	533,416
UMW Holdings Bhd	616,800	495,554
Unisem M Bhd	206,300	132,156
Velesto Energy Bhd (a)	1,345,763	63,432
ViTrox Corp. Bhd	428,200	732,091
VS Industry Bhd	7,327,600	1,428,627
WCT Holdings Bhd	17,145,026	1,506,044
YTL Corp. Bhd	3,382,370	753,651
		130,477,662
MEXICO — 2.8%
Alfa SAB de CV Class A	4,948,999	3,073,195
America Movil SAB de CV	22,529,032	24,433,107
Axtel SAB de CV Series CPO (a)(b)	3,550,900	152,384
Betterware de Mexico SAPI de CV (b)	58,307	753,909
Cemex SAB de CV Series CPO (a)	19,651,353	13,864,399
Coca-Cola Femsa SAB de CV	901,060	7,517,196
Concentradora Hipotecaria SAPI de CV REIT	2,390	2,366
Consorcio ARA SAB de CV (b)	3,448,195	784,115
Security Description	Shares	Value
Controladora AXTEL SAB de CV (a)(b)	4,822,642	$62,425
El Puerto de Liverpool SAB de CV Series C1 (b)	622,277	3,784,713
Fibra Uno Administracion SA de CV REIT	2,981,724	4,346,410
Fomento Economico Mexicano SAB de CV (b)	1,998,786	22,088,564
Gruma SAB de CV Class B (b)	9,939	159,240
Grupo Aeroportuario del Pacifico SAB de CV Class B	388,724	6,963,510
Grupo Aeroportuario del Sureste SAB de CV Class B	289,589	8,057,769
Grupo Bimbo SAB de CV Class A (b)	1,873,034	10,009,245
Grupo Elektra SAB de CV (b)	49,386	3,332,061
Grupo Financiero Banorte SAB de CV Class O	2,715,447	22,357,848
Grupo Financiero Inbursa SAB de CV Class O (a)(b)	2,687,063	6,370,425
Grupo Mexico SAB de CV	3,604,797	17,321,438
Grupo Televisa SAB Series CPO (b)	3,541,313	3,636,193
Industrias CH SAB de CV Class B (a)(b)	260,085	3,107,281
Industrias Penoles SAB de CV (a)(b)	225,271	3,158,037
Kimberly-Clark de Mexico SAB de CV Class A	2,600,640	5,772,797
Nemak SAB de CV (a)(d)	2,336,698	557,249
Operadora De Sites Mexicanos SAB de CV Class A, REIT	2,486,251	2,361,507
Orbia Advance Corp. SAB de CV	116,473	250,461
Sare Holding SAB de CV Class B (a)(e)	1,493,393	—
Southern Copper Corp.	91,129	6,537,594
TV Azteca SAB de CV Series CPO (a)(b)	7,680,384	223,911
Urbi Desarrollos Urbanos SAB de CV (a)(b)	44,259	18,580
Wal-Mart de Mexico SAB de CV	5,802,242	22,910,576
		203,968,505
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR (f)	399,180	2,933,973
Cia de Minas Buenaventura SAA ADR (f)	8,716	63,975
Credicorp Ltd.	86,680	12,797,435

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Volcan Cia Minera SAA Class B (a)	9,995,389	$1,050,608
		16,845,991
PHILIPPINES — 0.8%
Aboitiz Equity Ventures, Inc.	1,024,310	1,009,474
ACEN Corp. (a)	1,465,250	143,076
Alliance Global Group, Inc.	4,173,800	1,014,727
Ayala Corp.	174,530	1,976,128
Ayala Land, Inc.	11,857,910	5,220,105
Bank of the Philippine Islands	4,317,381	8,509,698
BDO Unibank, Inc.	4,264,641	10,638,521
Bloomberry Resorts Corp. (a)	1,612,800	324,316
Cebu Air, Inc. (a)	1,955,820	1,328,694
Cebu Holdings, Inc. (a)	7,536,864	630,399
Converge Information & Communications Technology Solutions, Inc. (a)	819,100	162,041
D&L Industries, Inc.	4,324,405	571,892
DoubleDragon Corp.	2,965,090	366,342
East West Banking Corp.	2,422,400	299,292
Filinvest Land, Inc.	89,423,000	1,133,998
First Philippine Holdings Corp.	502,255	559,583
Global Ferronickel Holdings, Inc.	3,984,449	174,682
GMA Holdings, Inc. PDR (a)	7,170,800	1,156,172
GT Capital Holdings, Inc.	20,857	194,592
JG Summit Holdings, Inc.	2,644,136	2,129,219
Jollibee Foods Corp.	216,000	936,008
Manila Electric Co.	19,910	120,832
Megawide Construction Corp.	9,537,688	565,009
Megaworld Corp.	13,986,300	504,221
Monde Nissin Corp. (d)	3,026,300	439,146
Nickel Asia Corp.	2,023,000	219,160
PLDT, Inc.	191,642	4,555,011
Puregold Price Club, Inc.	612,080	326,002
San Miguel Corp.	281,360	537,239
SM Investments Corp.	336,325	5,635,932
SM Prime Holdings, Inc.	11,255,890	6,698,539
Universal Robina Corp.	485,480	1,209,313
Vista Land & Lifescapes, Inc.	2,104,378	64,809
		59,354,172
POLAND — 0.9%
11 bit studios SA (a)	2,430	424,642
Allegro.eu SA (a)(d)	297,201	2,340,770
Asseco Poland SA	109,775	2,168,238
Bank Polska Kasa Opieki SA	311,022	8,481,827
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (a)	34,556	47,629
Security Description	Shares	Value
Bioton SA (a)	2,108	$1,883
CCC SA (a)	16,682	173,063
CD Projekt SA	56,156	2,140,257
Columbus Energy SA (a)	9,082	17,480
Datawalk SA (a)	4,048	59,779
Dino Polska SA (a)(d)	25,066	2,929,235
Eurocash SA	16,688	70,441
Getin Holding SA	153,562	15,723
Globe Trade Centre SA	570,275	808,473
InPost SA (a)	137,922	1,495,099
KGHM Polska Miedz SA	231,917	6,415,898
LPP SA (a)	329	1,134,469
Mabion SA (a)	14,712	59,529
mBank SA (a)	39,562	3,954,301
Mercator Medical SA (a)	3,679	39,389
Orange Polska SA (a)	2,118,064	3,641,885
PGE Polska Grupa Energetyczna SA (a)	1,225,504	2,189,827
PlayWay SA (a)	2,398	234,019
Polimex-Mostostal SA (a)	30,566	30,958
Polski Koncern Naftowy ORLEN SA	576,222	9,134,855
Powszechna Kasa Oszczednosci Bank Polski SA	974,213	8,668,037
Powszechny Zaklad Ubezpieczen SA	626,528	6,077,227
Santander Bank Polska SA (a)	49,073	4,698,408
Serinus Energy PLC (a)	11,949	12,499
TEN Square Games SA	2,169	42,041
		67,507,881
QATAR — 0.9%
Aamal Co.	907,673	209,463
Al Meera Consumer Goods Co. QSC	252,650	973,119
Alijarah Holding Co. QPSC	6,119,929	1,309,732
Baladna (a)	387,006	152,038
Commercial Bank PSQC	2,001,800	3,189,131
Doha Bank QPSC	761,654	322,029
Estithmar Holding QPSC (a)	1,093,723	655,032
Ezdan Holding Group QSC (a)	656,465	188,283
Gulf International Services QSC	710,471	355,040
Gulf Warehousing Co.	112,636	102,115
Industries Qatar QSC	1,539,809	4,750,565
Lesha Bank LLC (a)	1,782,337	697,755
Mannai Corp. QSC	571,242	804,447
Masraf Al Rayan QSC	6,170,958	4,345,100
Mazaya Real Estate Development QPSC (a)	3,646,347	751,308
Medicare Group	489,280	860,945
Mesaieed Petrochemical Holding Co.	4,742,272	2,475,362

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Ooredoo QPSC	1,678,204	$5,043,833
Qatar Aluminum Manufacturing Co.	1,862,003	649,655
Qatar Electricity & Water Co. QSC	333,955	1,596,378
Qatar Fuel QSC	289,385	1,349,933
Qatar Gas Transport Co. Ltd.	1,309,789	1,463,437
Qatar Insurance Co. SAQ (a)	1,842,318	1,098,305
Qatar International Islamic Bank QSC	603,568	1,658,154
Qatar Islamic Bank SAQ	1,270,652	6,182,211
Qatar National Bank QPSC	4,525,534	19,171,356
Qatar National Cement Co. QSC	180,845	191,328
Qatar Navigation QSC	301,400	857,003
Qatari Investors Group QSC	1,727,561	766,012
United Development Co. QSC	713,454	222,464
Vodafone Qatar QSC	3,263,458	1,655,936
Widam Food Co. (a)	145,257	73,427
		64,120,896
ROMANIA — 0.0% (g)
NEPI Rockcastle NV	304,354	1,779,765
RUSSIA — 0.0%
Gazprom PJSC ADR (a)(e)	4,907,694	—
HeadHunter Group PLC ADR (a)(e)	3,200	—
LUKOIL PJSC (a)(e)	340,951	—
Magnit PJSC (a)(e)	42,015	—
Mechel PJSC ADR (a)(e)	217,515	—
MMC Norilsk Nickel PJSC ADR (a)(e)	615,616	—
Mobile TeleSystems PJSC ADR (a)(e)	702,117	—
Novatek PJSC GDR (a)(e)	92,440	—
Novolipetsk Steel PJSC GDR (a)(e)	47,918	—
Novorossiysk Commercial Sea Port PJSC (e)	5,589,825	—
Rosneft Oil Co. PJSC (a)(e)	1,683,986	—
Rostelecom PJSC (e)	781,704	—
Rostelecom PJSC ADR (a)(b)(e)	5,355	—
Sberbank of Russia PJSC (a)(e)	8,602,924	—
Severstal PAO GDR (a)(e)	486,985	—
Sistema PJSFC GDR (a)(e)	198,224	—
Surgutneftegas PJSC ADR (a)(e)	1,315,893	—
Tatneft PJSC ADR (a)(e)	291,793	—
TCS Group Holding PLC GDR (a)(e)	43,856	—
VK Co. Ltd. GDR (a)(e)	52,451	—
Security Description	Shares	Value
VTB Bank PJSC (a)(e)	5,954,520,000	$—
X5 Retail Group NV GDR (a)(e)	55,357	—
Yandex NV Class A (a)(e)	228,523	—
		—
SAUDI ARABIA — 4.4%
Abdul Mohsen Al-Hokair Tourism & Development Co. (a)	1,868,070	1,374,643
Abdullah Al Othaim Markets Co.	732,542	2,722,595
ACWA Power Co.	104,947	4,667,171
Advanced Petrochemical Co.	63,825	750,442
Al Hammadi Holding	279,275	4,534,580
Al Jouf Agricultural Development Co.	60,300	858,512
Al Khaleej Training & Education Co. (a)	355,912	2,256,535
Al Rajhi Bank	1,818,760	35,398,587
Al Rajhi Co. for Co-operative Insurance (a)	14,762	539,204
Al Rajhi REIT	418,615	1,088,196
Aldrees Petroleum & Transport Services Co.	48,142	1,594,165
Al-Etihad Cooperative Insurance Co. (a)	366,374	1,719,194
Alinma Bank	493,721	4,409,751
Almarai Co. JSC	121,939	1,973,418
Alujain Corp.	72,797	865,637
Amana Cooperative Insurance Co. (a)	57,368	179,567
Arabian Cement Co.	54,050	570,662
Bank AlBilad	381,938	3,940,865
Banque Saudi Fransi	431,802	4,800,742
Basic Chemical Industries Ltd.	284,975	2,891,007
Batic Investments & Logistic Co. (a)	3,526,900	2,313,215
Bawan Co.	355,190	3,432,863
Bupa Arabia for Cooperative Insurance Co.	39,132	1,936,412
Buruj Cooperative Insurance Co. (a)	178,956	909,404
City Cement Co.	101,651	691,098
Co. for Cooperative Insurance	38,099	1,422,097
Dallah Healthcare Co.	117,939	5,276,392
Dar Al Arkan Real Estate Development Co. (a)	294,453	1,204,284
Derayah REIT	405,160	1,040,257
Dr Sulaiman Al Habib Medical Services Group Co.	68,742	5,245,410
Dur Hospitality Co. (a)	198,535	1,466,238
Eastern Province Cement Co.	150,386	1,878,472

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Elm Co.	13,163	$2,042,516
Etihad Etisalat Co.	334,790	4,275,586
Fawaz Abdulaziz Al Hokair & Co. Class C (a)	21,534	92,091
Fitaihi Holding Group	210,085	2,145,268
Gulf Insurance Group	171,192	1,442,309
Hail Cement Co.	134,020	448,079
Herfy Food Services Co.	59,278	589,508
Jadwa REIT Saudi Fund	194,039	694,271
Jarir Marketing Co.	555,650	2,450,330
Jazan Energy & Development Co. (a)	162,053	642,906
Leejam Sports Co. JSC	79,227	2,724,900
Malath Cooperative Insurance Co. (a)	257,131	1,438,294
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (a)	116,660	289,885
Methanol Chemicals Co. (a)	303,138	2,040,748
Middle East Healthcare Co. (a)	67,674	1,275,642
Mobile Telecommunications Co. Saudi Arabia (a)	690,412	2,606,509
Mouwasat Medical Services Co.	81,932	5,286,358
Musharaka Real Estate Income Fund REIT	332,089	687,075
Najran Cement Co.	121,204	456,935
Nama Chemicals Co. (a)	158,007	1,512,371
National Co. for Glass Industries	246,355	2,548,477
National Co. for Learning & Education	161,849	5,048,746
National Gas & Industrialization Co.	37,684	650,053
National Medical Care Co.	105,148	3,605,202
Qassim Cement Co.	92,061	1,791,786
Rabigh Refining & Petrochemical Co. (a)	73,327	224,828
Red Sea International Co. (a)	141,336	968,442
Riyad Bank	1,459,266	13,092,036
Riyad REIT Fund	178,392	426,634
SABIC Agri-Nutrients Co.	204,212	7,056,250
Sahara International Petrochemical Co.	220,169	2,163,124
Saudi Advanced Industries Co.	237,503	1,842,679
Saudi Airlines Catering Co.	11,448	301,560
Saudi Arabian Amiantit Co. (a)	45,366	540,662
Saudi Arabian Mining Co. (a)	1,123,655	12,642,504
Saudi Arabian Oil Co. (d)	1,971,026	16,947,660
Saudi Automotive Services Co.	417,799	6,505,309
Saudi Awwal Bank	129,529	1,317,496
Security Description	Shares	Value
Saudi Basic Industries Corp.	761,515	$17,907,490
Saudi Cement Co.	78,485	1,242,970
Saudi Ceramic Co.	247,921	2,201,128
Saudi Chemical Co. Holding	2,434,160	2,453,175
Saudi Co. For Hardware CJSC (a)	62,027	592,867
Saudi Electricity Co.	509,341	3,060,908
Saudi Industrial Investment Group	110,066	777,655
Saudi Industrial Services Co.	239,704	1,846,974
Saudi Kayan Petrochemical Co. (a)	295,341	1,088,227
Saudi National Bank	2,609,823	25,606,283
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	198,538	2,014,123
Saudi Printing & Packaging Co. Class C (a)	141,116	690,775
Saudi Public Transport Co. (a)	366,767	1,869,674
Saudi Reinsurance Co. (a)	683,295	3,282,847
Saudi Research & Media Group (a)	39,825	2,004,682
Saudi Tadawul Group Holding Co.	15,132	759,283
Saudi Telecom Co.	1,592,180	18,465,841
Saudi Vitrified Clay Pipe Co. Ltd. (a)	51,316	649,197
Saudia Dairy & Foodstuff Co.	17,005	1,446,289
Savola Group	143,051	1,588,523
Southern Province Cement Co.	101,000	1,440,664
Tabuk Cement Co. (a)	230,557	1,022,867
Takween Advanced Industries Co. (a)	546,206	1,421,327
Umm Al-Qura Cement Co. (a)	438,549	2,254,306
United Electronics Co.	89,121	1,744,070
United International Transportation Co.	111,364	2,179,358
Walaa Cooperative Insurance Co. (a)	103,954	502,212
Yamama Cement Co.	108,835	1,092,499
Yanbu Cement Co.	136,088	1,552,928
Yanbu National Petrochemical Co.	144,986	1,834,214
		319,360,000
SINGAPORE — 0.1%
Aslan Pharmaceuticals Ltd. ADR (a)	9,743	35,562
Grindrod Shipping Holdings Ltd. (b)	29,895	291,176
Guan Chong Bhd	4,218,466	2,087,768

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Riverstone Holdings Ltd.	662,600	$303,552
		2,718,058
SOUTH AFRICA — 3.3%
Absa Group Ltd.	729,053	6,479,999
Adcock Ingram Holdings Ltd.	215,407	641,959
Adcorp Holdings Ltd.	819,659	274,214
African Rainbow Minerals Ltd.	224,655	2,366,630
Alexander Forbes Group Holdings Ltd.	947,023	283,737
Altron Ltd. Class A	237,029	97,867
Anglo American Platinum Ltd. (b)	61,496	2,771,043
ArcelorMittal South Africa Ltd. (a)	315,717	59,663
Ascendis Health Ltd. (a)	160,061	5,592
Aspen Pharmacare Holdings Ltd.	436,070	4,238,532
Astral Foods Ltd.	30,822	250,019
Aveng Ltd. (a)	4,696	2,212
Barloworld Ltd. (b)	348,644	1,577,745
Bid Corp. Ltd.	251,483	5,501,775
Bidvest Group Ltd.	479,597	6,642,068
Blue Label Telecoms Ltd. (a)	2,123,599	392,317
Capitec Bank Holdings Ltd. (b)	71,019	5,894,037
Clicks Group Ltd.	100,574	1,391,066
Coronation Fund Managers Ltd.	1,096,207	1,896,910
Curro Holdings Ltd.	256,420	117,411
Discovery Ltd. (a)	582,275	4,495,457
EOH Holdings Ltd. (a)	950	83
FirstRand Ltd.	5,971,416	21,652,458
Foschini Group Ltd.	430,521	2,142,663
Gold Fields Ltd.	1,021,263	14,144,286
Grindrod Ltd.	2,227,010	1,128,167
Group Five Ltd. (a)(e)	219,472	—
Growthpoint Properties Ltd. REIT	1,715,591	1,058,892
Harmony Gold Mining Co. Ltd.	488,688	2,050,077
Impala Platinum Holdings Ltd.	867,426	5,754,295
Investec Ltd.	386,898	2,171,319
Invicta Holdings Ltd.	228,514	349,825
Kumba Iron Ore Ltd. (b)	86,458	2,025,336
Lesaka Technologies, Inc. (a)(b)	65,231	248,530
Lewis Group Ltd.	184,781	388,415
Life Healthcare Group Holdings Ltd.	259,097	281,847
Momentum Metropolitan Holdings	2,417,685	2,311,302
Motus Holdings Ltd.	263,364	1,396,615
Mr Price Group Ltd. (b)	326,012	2,488,503
Security Description	Shares	Value
MTN Group Ltd.	1,033,110	$7,555,040
MultiChoice Group	589,141	2,977,943
Murray & Roberts Holdings Ltd. (a)(b)	708,518	36,005
Naspers Ltd. Class N	222,491	40,031,597
Nedbank Group Ltd.	560,103	6,777,124
Netcare Ltd.	2,865,355	2,185,656
Ninety One Ltd.	254,286	548,651
Northam Platinum Holdings Ltd. (a)	93,779	622,902
Old Mutual Ltd. (b)	3,451,235	2,228,967
OUTsurance Group Ltd.	1,247,892	2,245,264
PPC Ltd. (a)	2,069,597	296,889
Redefine Properties Ltd. REIT	1,011,332	176,128
Remgro Ltd.	847,004	6,593,102
Sanlam Ltd.	1,890,435	5,839,046
Sappi Ltd. (b)	616,355	1,272,759
Sasol Ltd.	600,205	7,411,041
Shoprite Holdings Ltd.	600,891	7,175,862
Sibanye Stillwater Ltd.	2,884,973	4,428,729
Standard Bank Group Ltd.	1,555,904	14,623,212
Steinhoff International Holdings NV (a)(b)	3,668,086	7,767
Sun International Ltd. (b)	671,194	1,218,302
Telkom SA SOC Ltd. (a)	571,573	958,812
Thungela Resources Ltd.	95,735	749,714
Tiger Brands Ltd. (b)	256,709	2,272,451
Truworths International Ltd.	695,589	2,084,052
Vodacom Group Ltd. (b)	764,464	4,742,681
Wilson Bayly Holmes-Ovcon Ltd. (a)	199,486	1,103,278
Woolworths Holdings Ltd.	1,445,250	5,458,537
		236,594,377
TAIWAN — 17.0%
Ability Opto-Electronics Technology Co. Ltd. (a)	46,000	151,391
Accton Technology Corp.	291,000	3,260,897
Acer, Inc.	6,222,701	6,263,760
ADATA Technology Co. Ltd.	123,000	351,491
Adimmune Corp. (a)	546,505	661,537
Advanced Ceramic X Corp.	4,000	27,485
Advanced Energy Solution Holding Co. Ltd.	20,000	522,083
Advanced Power Electronics Corp. (a)	28,000	94,848
Advanced Wireless Semiconductor Co.	13,688	39,687
Advancetek Enterprise Co. Ltd.	4,293,456	4,438,963
Advantech Co. Ltd.	98,048	1,289,173
AGV Products Corp.	10,423,415	4,283,893
Airmate Cayman International Co. Ltd. (a)	11,667	6,874
Alchip Technologies Ltd.	49,000	2,824,094
Alcor Micro Corp. (a)	88,000	97,905

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Amazing Microelectronic Corp.	56,178	$202,926
Andes Technology Corp.	9,000	137,408
Anpec Electronics Corp.	38,000	194,609
AP Memory Technology Corp.	74,000	722,311
APCB, Inc.	2,080,000	1,212,156
Applied BioCode Corp. (a)	37,000	32,492
Arcadyan Technology Corp.	37,169	146,793
ASE Technology Holding Co. Ltd.	4,551,787	16,149,640
ASIX Electronics Corp.	21,000	84,285
ASMedia Technology, Inc.	19,000	643,613
ASPEED Technology, Inc.	21,200	1,939,989
Asustek Computer, Inc.	1,460,050	14,743,718
Auden Techno Corp.	24,000	113,664
Audix Corp.	1,793,657	3,363,341
AUO Corp. ADR (b)	1,017,765	6,076,057
Bank of Kaohsiung Co. Ltd.	4,492,509	1,795,878
Basso Industry Corp.	3,900,905	5,248,051
Biostar Microtech International Corp.	2,358,384	1,756,795
Bizlink Holding, Inc.	29,740	307,479
C Sun Manufacturing Ltd.	2,152,139	3,334,159
Career Technology MFG. Co. Ltd. (a)	102,958	88,265
Carnival Industrial Corp.	1,918,984	871,859
Catcher Technology Co. Ltd.	1,631,673	9,194,516
Cathay Financial Holding Co. Ltd.	11,292,960	15,646,141
Cathay No. 1 REIT	2,036,000	1,171,479
Center Laboratories, Inc.	1,806,478	3,213,373
Chailease Holding Co. Ltd. (a)	2,006,708	13,144,165
Champion Building Materials Co. Ltd.	1,889,700	637,090
Chang Hwa Commercial Bank Ltd.	13,680,712	8,192,306
Chang Wah Electromaterials, Inc.	74,310	81,600
Charoen Pokphand Enterprise	1,748,329	5,276,788
Chen Full International Co. Ltd. (a)	12,000	16,221
Cheng Loong Corp.	2,011,000	2,198,608
Cheng Shin Rubber Industry Co. Ltd.	485,850	626,335
Chieftek Precision Co. Ltd. (a)	37,510	89,004
China Airlines Ltd.	3,781,761	3,181,369
China Chemical & Pharmaceutical Co. Ltd.	4,089,000	3,446,395
China Development Financial Holding Corp. (a)	23,347,968	9,295,857
China Steel Chemical Corp.	1,825,757	6,829,478
China Steel Corp.	14,789,298	13,960,904
Security Description	Shares	Value
Chinese Maritime Transport Ltd.	58,000	$76,447
Chipbond Technology Corp.	66,000	133,719
CHO Pharma, Inc. (a)	55,034	152,143
Chong Hong Construction Co. Ltd.	7,717	19,748
Chroma ATE, Inc.	110,000	884,747
Chun Yuan Steel Industry Co. Ltd. (a)	187,000	109,278
Chung Hung Steel Corp.	390,000	305,544
Chung Hwa Pulp Corp.	3,441,589	3,110,685
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	457,169	1,356,336
Chunghwa Telecom Co. Ltd.	4,140,561	15,488,300
CMC Magnetics Corp. (a)	1,863,736	843,766
Compal Electronics, Inc.	9,946,774	9,341,718
Concraft Holding Co. Ltd. (a)	8,679	4,152
Coxon Precise Industrial Co. Ltd. (a)	10,000	4,993
CTBC Financial Holding Co. Ltd.	26,408,708	21,071,341
Cub Elecparts, Inc.	3,300	17,271
Da-Li Development Co. Ltd.	2,425,000	2,472,146
Darfon Electronics Corp.	76,000	112,983
Delta Electronics, Inc.	2,088,463	23,101,206
Dimerco Express Corp. (a)	491,775	1,457,427
E Ink Holdings, Inc.	572,000	4,132,351
E.Sun Financial Holding Co. Ltd.	10,385,616	8,686,776
Eclat Textile Co. Ltd.	71,854	1,152,405
Egis Technology, Inc.	43,000	147,731
EirGenix, Inc. (a)	131,485	472,839
Elan Microelectronics Corp.	9,400	30,635
Elite Advanced Laser Corp.	12,672	16,031
Elite Material Co. Ltd.	13,000	101,639
Elite Semiconductor Microelectronics Technology, Inc.	540,175	1,423,955
eMemory Technology, Inc.	40,000	2,838,382
Energenesis Biomedical Co. Ltd. (a)	17,131	42,904
ENNOSTAR, Inc. (a)	564,590	942,660
Episil Technologies, Inc.	146,978	395,471
Episil-Precision, Inc.	67,580	141,911
Etron Technology, Inc.	233,384	317,353
Eva Airways Corp.	2,243,110	2,866,502
Evergreen International Storage & Transport Corp.	127,000	117,440
Evergreen Marine Corp. Taiwan Ltd.	1,450,400	4,354,297
Excelliance Mos Corp.	35,000	146,655
Excelsior Medical Co. Ltd.	81,740	261,667

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Far Eastern New Century Corp.	8,470,236	$9,097,253
Faraday Technology Corp.	109,000	738,461
Feng TAY Enterprise Co. Ltd.	152,985	965,228
First Financial Holding Co. Ltd.	4,884,965	4,336,858
First Steamship Co. Ltd. (a)	208,000	59,973
FIT Hon Teng Ltd. (a)(d)	69,000	12,239
Fitipower Integrated Technology, Inc.	65,332	299,972
Flytech Technology Co. Ltd.	8,854	20,696
FocalTech Systems Co. Ltd.	137,000	344,870
Formosa Chemicals & Fibre Corp.	6,047,224	13,028,584
Formosa Petrochemical Corp.	549,000	1,485,999
Formosa Plastics Corp.	5,723,922	15,750,457
Founding Construction & Development Co. Ltd.	4,689,059	2,755,215
Foxconn Technology Co. Ltd.	2,147,223	3,833,280
Froch Enterprise Co. Ltd.	117,000	87,343
Fubon Financial Holding Co. Ltd.	9,439,839	18,428,365
Fullerton Technology Co. Ltd.	1,917,000	1,227,958
Fwusow Industry Co. Ltd.	2,133,830	1,473,048
General Interface Solution Holding Ltd.	38,000	88,947
GeneReach Biotechnology Corp.	19,251	33,008
Genesys Logic, Inc.	64,000	230,153
Genius Electronic Optical Co. Ltd.	22,665	288,184
Giant Manufacturing Co. Ltd.	87,358	645,133
Gigastorage Corp. (a)	170,894	99,591
Global Unichip Corp.	36,000	1,855,223
Globalwafers Co. Ltd.	133,000	2,122,397
Golden Biotechnology Corp. (a)	99,013	181,529
Gongwin Biopharm Holdings Co. Ltd. (a)	4,621	39,245
Grape King Bio Ltd.	73,664	397,359
Great Wall Enterprise Co. Ltd. (a)	2,184,216	3,738,018
Hai Kwang Enterprise Corp.	78,000	50,840
HannStar Display Corp. (a)	2,156,500	910,529
Himax Technologies, Inc. ADR (b)	121,368	819,234
Hiwin Technologies Corp.	64,488	491,769
Hocheng Corp.	4,556,348	3,569,648
Holy Stone Enterprise Co. Ltd.	57,000	196,744
Hon Hai Precision Industry Co. Ltd.	12,862,067	46,666,781
Hong TAI Electric Industrial	4,011,000	3,432,168
Security Description	Shares	Value
Hota Industrial Manufacturing Co. Ltd. (a)	10,279	$23,730
Hotai Motor Co. Ltd.	164,433	4,297,660
Hsin Kuang Steel Co. Ltd.	63,000	93,657
HTC Corp. (a)	1,616,439	2,963,562
HUA ENG Wire & Cable Co. Ltd.	301,000	224,703
Hua Nan Financial Holdings Co. Ltd. Class C	17,843,566	12,719,009
Hung Sheng Construction Ltd.	1,746,032	1,224,961
Ibase Technology, Inc.	1,586,222	4,543,049
Innolux Corp.	8,220,902	4,025,390
International Games System Co. Ltd. Class C	36,000	714,348
Iron Force Industrial Co. Ltd.	6,000	19,072
Janfusun Fancyworld Corp. (a)	292,810	89,222
Jentech Precision Industrial Co. Ltd.	38,099	789,027
JMicron Technology Corp. (a)	21,156	50,335
Kaimei Electronic Corp. (a)	38,640	83,621
KEE TAI Properties Co. Ltd.	2,078,000	864,040
Kenda Rubber Industrial Co. Ltd.	4,956	5,108
Kerry TJ Logistics Co. Ltd.	1,908,373	2,401,972
Kindom Development Co. Ltd.	2,146,900	2,074,899
Kinsus Interconnect Technology Corp.	133,000	497,504
Kung Long Batteries Industrial Co. Ltd.	9,000	41,179
Kuo Yang Construction Co. Ltd. (a)	1,525,734	896,496
Kwong Fong Industries Corp.	55,776	20,595
LandMark Optoelectronics Corp.	14,600	47,816
Largan Precision Co. Ltd.	49,000	3,351,154
Laser Tek Taiwan Co. Ltd.	84,550	83,208
Leadtrend Technology Corp.	23,540	38,774
Leatec Fine Ceramics Co. Ltd. (a)	139,000	104,659
Leofoo Development Co. Ltd. (a)	2,077,154	1,634,005
Li Cheng Enterprise Co. Ltd. (a)	11,362	8,227
Lin BioScience, Inc. (a)	35,206	144,692
Lite-On Technology Corp.	3,958,014	13,153,348
Long Bon International Co. Ltd. (a)	9,020	4,808
Longchen Paper & Packaging Co. Ltd.	4,424,467	2,436,373
Lotes Co. Ltd.	31,804	878,211

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Lotus Pharmaceutical Co. Ltd. (a)	27,000	$282,185
M31 Technology Corp. (a)	23,000	715,600
Machvision, Inc.	15,597	116,184
Macroblock, Inc.	30,000	103,068
Macronix International Co. Ltd.	520,221	546,203
Makalot Industrial Co. Ltd.	4,671	45,293
MediaTek, Inc.	1,864,969	41,198,243
Medigen Biotechnology Corp. (a)	114,248	121,788
Medigen Vaccine Biologics Corp. (a)	161,886	320,191
Mega Financial Holding Co. Ltd.	12,727,041	15,610,235
Merida Industry Co. Ltd.	19,100	136,146
Merry Electronics Co. Ltd.	13,860	42,322
Microbio Co. Ltd.	211,066	391,710
Micro-Star International Co. Ltd.	125,000	708,392
momo.com, Inc.	55,720	1,230,887
Mosel Vitelic, Inc.	759	978
Motech Industries, Inc.	130,796	143,208
MPI Corp.	52,000	289,682
Namchow Holdings Co. Ltd.	2,073,000	3,184,930
Nan Ya Plastics Corp.	7,684,128	17,887,565
Nan Ya Printed Circuit Board Corp.	95,000	805,279
Nantex Industry Co. Ltd.	64,000	76,957
Nanya Technology Corp.	1,712,982	3,894,078
National Petroleum Co. Ltd.	1,886,241	4,457,523
New Era Electronics Co. Ltd. (a)	70,000	45,963
Newmax Technology Co. Ltd. (a)	75,654	81,376
Nexcom International Co. Ltd.	2,091,638	3,713,901
Novatek Microelectronics Corp.	562,904	7,708,538
Nuvoton Technology Corp.	113,000	466,230
OBI Pharma, Inc. (a)	55,271	172,497
Oneness Biotech Co. Ltd.	155,872	1,081,037
Pacific Hospital Supply Co. Ltd.	74,782	211,059
Pan Jit International, Inc.	136,900	304,618
PChome Online, Inc.	3,519	5,819
Pegatron Corp.	2,075,686	4,985,192
PharmaEngine, Inc.	13,000	40,697
PharmaEssentia Corp. (a)	178,518	1,945,989
Pharmally International Holding Co. Ltd. (a)(e)	23,076	—
Phihong Technology Co. Ltd. (a)	84,000	210,374
Phytohealth Corp. (a)	10,540	7,936
Pihsiang Machinery Manufacturing Co. Ltd. (a)(e)	51,000	—
Security Description	Shares	Value
Polaris Group (a)	262,569	$687,943
Pou Chen Corp.	7,692,674	7,780,482
Powerchip Semiconductor Manufacturing Corp.	2,013,519	2,000,944
Powertech Technology, Inc.	2,087,285	7,037,035
Poya International Co. Ltd.	16,000	304,131
President Chain Store Corp.	194,000	1,759,701
Princeton Technology Corp. (a)	130,000	134,197
Prolific Technology, Inc. (a)	126,000	112,672
Promate Electronic Co. Ltd.	2,077,000	2,967,667
Promos Technologies, Inc. (a)(e)	257	—
Prosperity Dielectrics Co. Ltd.	52,000	72,128
Quanta Computer, Inc.	4,364,975	21,303,158
Quintain Steel Co. Ltd.	121,900	68,495
Radiant Opto-Electronics Corp.	51,000	180,128
RDC Semiconductor Co. Ltd. (a)	42,000	217,117
Realtek Semiconductor Corp.	287,000	3,570,855
Ritek Corp. (a)	173,938	55,179
Ruentex Development Co. Ltd.	463,500	535,017
Sampo Corp.	3,769,479	3,237,604
SDI Corp.	83,000	346,450
Senhwa Biosciences, Inc. (a)	54,000	88,600
Sensortek Technology Corp.	4,000	41,741
Sesoda Corp.	1,492,174	1,856,564
Shanghai Commercial & Savings Bank Ltd.	2,515,068	3,666,268
Shih Wei Navigation Co. Ltd.	1,617,655	1,189,433
Shin Kong Financial Holding Co. Ltd. (a)	10,972,341	3,135,508
Silicon Motion Technology Corp. ADR	29,253	2,102,121
Simplo Technology Co. Ltd.	3,000	31,643
Sinbon Electronics Co. Ltd.	131,710	1,562,614
Sincere Navigation Corp.	176,000	113,587
Sino-American Silicon Products, Inc.	191,000	990,432
Sinon Corp.	2,442,000	2,795,270
SinoPac Financial Holdings Co. Ltd.	22,412,477	12,485,558
Sinphar Pharmaceutical Co. Ltd. (a)	1,592,471	1,850,967
Sitronix Technology Corp.	46,000	346,353
Solar Applied Materials Technology Corp.	2,083,736	2,565,823
Stark Technology, Inc.	1,828,747	6,693,868
Supreme Electronics Co. Ltd.	5,447,720	8,466,010

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
T3EX Global Holdings Corp.	36,000	$81,953
TA Chen Stainless Pipe	1,708,562	2,600,326
Ta Ya Electric Wire & Cable	4,778,092	5,921,892
TA-I Technology Co. Ltd.	60,000	95,169
TaiMed Biologics, Inc. (a)	80,000	272,279
Taimide Tech, Inc.	61,950	74,990
Tainan Enterprises Co. Ltd. (a)	1,784,589	1,421,047
Tainan Spinning Co. Ltd.	127,000	67,283
Tainergy Tech Co. Ltd. (a)	85,000	88,836
Taishin Financial Holding Co. Ltd.	20,530,237	12,458,748
Taisun Enterprise Co. Ltd. (a)	3,787,284	3,417,062
Taiwan Cement Corp.	8,911,662	10,887,596
Taiwan Chinsan Electronic Industrial Co. Ltd.	82,382	98,003
Taiwan Cogeneration Corp.	2,276,525	4,034,876
Taiwan Cooperative Financial Holding Co. Ltd.	4,676,848	4,212,159
Taiwan Fire & Marine Insurance Co. Ltd. (a)	69,000	50,845
Taiwan FU Hsing Industrial Co. Ltd.	1,991,000	2,732,914
Taiwan Glass Industry Corp. (a)	314,000	194,583
Taiwan IC Packaging Corp.	112,000	49,447
Taiwan Land Development Corp. (a)(e)	3,962,750	—
Taiwan Mask Corp.	65,000	173,434
Taiwan Mobile Co. Ltd.	499,000	1,531,712
Taiwan Navigation Co. Ltd.	190,000	186,068
Taiwan Paiho Ltd.	1,914,433	3,343,934
Taiwan Sakura Corp.	2,101,726	4,305,419
Taiwan Semiconductor Co. Ltd.	82,000	255,654
Taiwan Semiconductor Manufacturing Co. Ltd.	18,705,912	345,955,315
Taiwan Surface Mounting Technology Corp.	62,000	200,067
Taiwan TEA Corp. (a)	4,093,913	3,003,609
Taiwan Union Technology Corp.	260,612	631,771
Taiyen Biotech Co. Ltd.	2,067,500	2,316,806
TCI Co. Ltd.	28,724	163,705
Tong Hsing Electronic Industries Ltd.	10,800	63,459
TPK Holding Co. Ltd.	8,000	11,379
Transasia Airways Corp. (a)(e)	361,784	—
Tripod Technology Corp.	1,837,079	7,284,729
TrueLight Corp. (a)	9,100	7,027
TSEC Corp.	25,241	28,933
Tul Corp.	48,000	120,214
Tung Thih Electronic Co. Ltd.	23,000	107,451
Security Description	Shares	Value
Tycoons Group Enterprise (a)	218,000	$67,826
U-Ming Marine Transport Corp. (a)	259,000	393,350
Unimicron Technology Corp.	1,590,000	8,985,214
Uni-President Enterprises Corp.	4,380,993	10,732,867
United Microelectronics Corp. ADR (b)	2,724,365	21,495,240
United Renewable Energy Co. Ltd. (a)	120,544	75,861
Unity Opto Technology Co. Ltd. (a)(e)	12,759	—
UPI Semiconductor Corp.	18,156	171,099
Vanguard International Semiconductor Corp.	524,000	1,480,582
Ve Wong Corp.	1,672,340	2,461,969
VIA Labs, Inc.	8,000	55,483
Via Technologies, Inc.	91,000	236,671
VisEra Technologies Co. Ltd.	14,474	121,296
Visual Photonics Epitaxy Co. Ltd.	310,151	1,160,160
Voltronic Power Technology Corp.	45,000	2,839,185
Wafer Works Corp.	226,106	343,393
Walsin Lihwa Corp.	1,867,327	2,458,232
Walsin Technology Corp.	100,000	306,314
Wan Hai Lines Ltd.	913,450	1,730,436
WEI Chih Steel Industrial Co. Ltd.	76,000	58,688
Wei Chuan Foods Corp.	2,001,000	1,304,253
Wei Mon Industry Co. Ltd. (a)(e)	240,450	—
Weikeng Industrial Co. Ltd.	2,148,199	2,303,773
Weltrend Semiconductor	54,000	91,374
Win Semiconductors Corp.	161,000	847,790
Winbond Electronics Corp. (a)	2,027,670	1,787,139
WinWay Technology Co. Ltd.	5,025	125,526
Wisdom Marine Lines Co. Ltd.	279,000	437,162
Wistron Corp.	6,216,476	18,123,779
Wiwynn Corp.	28,733	1,310,050
XinTec, Inc.	36,000	148,533
Yageo Corp.	192,694	3,040,958
Yang Ming Marine Transport Corp. (a)	1,871,000	3,784,713
Yieh Phui Enterprise Co. Ltd.	1,562,750	787,785
Yieh United Steel Corp. (a)	384,880	97,874
Young Optics, Inc. (a)	43,000	107,139
Yuanta Financial Holding Co. Ltd.	6,275,362	4,654,461
Yulon Finance Corp.	15,689	99,994

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Zeng Hsing Industrial Co. Ltd.	75,579	$270,579
Zenitron Corp.	4,168,000	4,630,442
Zhen Ding Technology Holding Ltd.	39,000	131,484
		1,222,037,969
THAILAND — 2.2%
Advanced Info Service PCL (b)	2,003,242	12,091,208
Airports of Thailand PCL (a)	5,520,600	11,210,921
Asphere Innovations PCL	454,600	150,016
Asset World Corp. PCL	687,400	95,777
B Grimm Power PCL	376,100	368,621
Bangkok Commercial Asset Management PCL	223,986	67,597
Bangkok Dusit Medical Services PCL Class F	1,660,300	1,299,487
Bangkok Expressway & Metro PCL	34,490,443	8,317,396
Bangkok Land PCL	22,539,200	521,285
Bank of Ayudhya PCL	817,200	708,755
Banpu PCL	10,877,798	2,715,231
Beauty Community PCL (a)	1,673,600	24,074
BEC World PCL	834,600	189,495
Berli Jucker PCL	151,700	148,684
Beyond Securities PCL (a)	1,818,300	315,401
BTS Group Holdings PCL	1,042,000	218,951
Bumrungrad Hospital PCL	209,800	1,337,323
Cal-Comp Electronics Thailand PCL Class F	2,205,579	119,439
Central Pattana PCL	1,666,400	3,078,528
Central Plaza Hotel PCL (a)	1,248,500	1,743,076
Central Retail Corp. PCL	1,648,300	1,813,107
CH Karnchang PCL	206,648	112,489
Charoen Pokphand Foods PCL	625,200	347,382
CP ALL PCL (b)	5,731,200	10,102,947
CP Axtra PCL	51,700	51,401
CPN Retail Growth Leasehold REIT	403,000	122,758
Delta Electronics Thailand PCL	4,336,200	11,251,739
Ditto Thailand PCL	140	121
Ditto Thailand PCL	248,320	215,367
Electricity Generating PCL	1,074,573	3,955,205
Energy Absolute PCL	2,339,600	3,761,309
Forth Corp. PCL	404,600	305,262
Forth Smart Service PCL	590,800	141,639
Global Power Synergy PCL Class F	264,800	405,173
Gulf Energy Development PCL	3,981,420	5,249,792
Hana Microelectronics PCL	199,600	266,002
Indorama Ventures PCL	1,002,600	968,525
IRPC PCL	26,130,558	1,680,374
Security Description	Shares	Value
Jasmine International PCL (a)(b)	8,655,541	$336,896
Jasmine Technology Solution PCL (a)(b)	233,000	203,723
JMT Network Services PCL	26,600	28,134
Kasikornbank PCL	1,872,300	6,838,608
KCE Electronics PCL	43,900	48,289
Krung Thai Bank PCL	1,455,200	796,245
Land & Houses PCL	2,279,700	543,322
Lotus's Retail Growth Freehold & Leasehold Property Fund REIT	2,715,966	980,521
Minor International PCL	1,087,418	1,050,460
Muangthai Capital PCL	385,100	426,320
Nex Point Parts PCL (a)	475,600	130,118
Precious Shipping PCL	673,900	176,767
Pruksa Holding PCL	834,100	296,422
PSG Corp. PCL (a)	13,645,700	346,386
PTT Exploration & Production PCL	2,397,351	10,142,509
PTT Global Chemical PCL	841,700	884,313
PTT PCL	12,007,960	11,345,837
Quality Houses PCL	7,719,483	478,998
Rabbit Holdings PCL Class F (a)	2,683,150	41,623
Ramkhamhaeng Hospital PCL Class F	383,700	454,531
Regional Container Lines PCL	168,900	112,902
Sabuy Technology PCL	601,600	151,863
Sansiri PCL	8,027,733	434,727
SCB X PCL	2,090,714	6,280,103
Seven Utilities & Power PLC (a)	3,175,200	36,718
Siam Cement PCL	833,427	7,569,130
Singer Thailand PCL	203,000	51,530
Sri Trang Agro-Industry PCL	608,400	291,716
Sri Trang Gloves Thailand PCL	1,599,900	336,180
Srisawad Corp. PCL	429,300	572,117
Tata Steel Thailand PCL	3,036,300	72,792
Thai Airways International PCL (a)(e)	1,250,900	58,567
Thai Beverage PCL	12,589,700	5,395,519
Thai Oil PCL	2,808,742	3,505,481
Thaicom PCL	1,251,400	388,250
Tisco Financial Group PCL	2,466,980	6,749,318
TMBThanachart Bank PCL	122,455,249	5,353,424
True Corp. PCL	9,867,765	1,822,983
TTCL PCL (a)	210,600	23,047
VGI PCL	347,280	29,777
Xspring Capital PCL (a)(b)	5,111,100	144,157
		160,402,180
TURKEY — 0.8%
Akbank TAS	3,974,727	3,079,765

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Anadolu Efes Biracilik Ve Malt Sanayii AS	695,506	$1,770,112
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS Class C	18,004	113,535
Aselsan Elektronik Sanayi Ve Ticaret AS	385,561	805,286
Aydem Yenilenebilir Enerji AS Class A (a)	198,798	113,773
Bera Holding AS	973,313	426,361
BIM Birlesik Magazalar AS	410,280	2,683,266
Biotrend Cevre VE Enerji Yatirimlari AS (a)	339,983	193,661
Can2 Termik AS (a)	199,470	214,237
Coca-Cola Icecek AS	14,595	147,182
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (a)	470,920	791,146
Dogan Sirketler Grubu Holding AS	4,738,176	1,792,037
EGE Endustri VE Ticaret AS	166	34,073
Enka Insaat ve Sanayi AS	538,991	605,770
Eregli Demir ve Celik Fabrikalari TAS (a)	2,365,759	3,332,208
Esenboga Elektrik Uretim AS	30,735	77,398
Ford Otomotiv Sanayi AS	137,784	4,022,003
Gubre Fabrikalari TAS (a)	53,876	560,459
Haci Omer Sabanci Holding AS	1,731,971	3,057,357
Is Gayrimenkul Yatirim Ortakligi AS REIT (a)	380,164	155,157
Isbir Holding AS	38,643	112,801
Izmir Demir Celik Sanayi AS (a)	374,850	92,311
Kizilbuk Gayrimenkul Yatirim Ortakligi AS REIT (a)	124,196	86,084
KOC Holding AS	2,127,315	8,461,932
Logo Yazilim Sanayi Ve Ticaret AS	68,107	172,423
Migros Ticaret AS	27,108	221,065
MLP Saglik Hizmetleri AS (a)(d)	113,572	331,088
Nuh Cimento Sanayi AS	11,191	57,694
Otokar Otomotiv Ve Savunma Sanayi A.S. (a)	9,152	68,842
Oyak Yatirim Menkul Degerler AS (a)	182,082	339,439
Penta Teknoloji Urunleri Dagitim Ticaret AS (a)	112,864	110,223
RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret AS (a)	106,605	33,818
Sasa Polyester Sanayi AS (a)	192,021	419,470
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	141,745	203,782
Security Description	Shares	Value
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (a)	480,457	$46,627
Sok Marketler Ticaret AS (a)	24,047	30,716
Tofas Turk Otomobil Fabrikasi AS	19,460	188,479
Turk Hava Yollari AO (a)	852,786	6,336,197
Turk Telekomunikasyon AS (a)	34,733	27,632
Turkcell Iletisim Hizmetleri AS	1,492,763	2,078,531
Turkiye Garanti Bankasi AS	767,265	942,968
Turkiye Halk Bankasi AS (a)	330,914	158,412
Turkiye Is Bankasi AS Class C	6,212,620	3,350,573
Turkiye Petrol Rafinerileri AS	1,388,664	4,224,053
Turkiye Sigorta AS (a)	246,535	103,172
Turkiye Sinai Kalkinma Bankasi AS (a)	729,471	125,356
Turkiye Vakiflar Bankasi TAO Class D (a)	564,587	214,617
Ulker Biskuvi Sanayi AS (a)	887,361	1,174,979
Yapi ve Kredi Bankasi AS	4,021,851	2,002,441
		55,690,511
UNITED ARAB EMIRATES — 1.4%
Abu Dhabi Commercial Bank PJSC	3,750,676	8,281,396
Abu Dhabi Islamic Bank PJSC	924,140	2,677,026
Abu Dhabi National Oil Co. for Distribution PJSC	2,520,764	2,676,517
Abu Dhabi Ports Co. PJSC (a)	587,636	1,028,709
ADNOC Drilling Co. PJSC	1,507,289	1,460,897
Agthia Group PJSC	89,185	120,433
Air Arabia PJSC	6,756,980	4,451,856
Ajman Bank PJSC (a)	2,740,648	1,671,377
AL Seer Marine Supplies & Equipment Co. LLC (a)	98,762	205,158
Al Waha Capital PJSC	1,308,653	420,416
Aldar Properties PJSC	5,668,621	7,855,401
Apex Investment Co. PSC (a)	425,766	210,967
Arabtec Holding PJSC (a)(e)	504,845	—
Bank of Sharjah (a)	1,364,358	196,869
Depa PLC (a)	1,756,894	143,018
Deyaar Development PJSC (a)	3,281,562	598,589
Dubai Electricity & Water Authority PJSC	1,959,167	1,397,481
Dubai Financial Market PJSC	2,750,919	1,123,420
Dubai Investments PJSC	2,333,600	1,480,320
Dubai Islamic Bank PJSC	312,098	464,784
Emaar Properties PJSC	5,444,698	9,501,780

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Emirates NBD Bank PJSC	1,955,623	$7,906,509
Emirates Telecommunications Group Co. PJSC	3,164,081	19,296,066
Eshraq Investments PJSC (a)	4,155,505	633,556
Fertiglobe PLC	1,091,936	986,980
First Abu Dhabi Bank PJSC	4,451,422	16,530,512
Ghitha Holding PJSC (a)	37,742	422,318
Gulf General Investment Co. (a)(e)	638,957	—
Gulf Pharmaceutical Industries PSC (a)	82,746	19,239
Invest bank PSC (a)(e)	76,929	4,712
Multiply Group PJSC (a)	1,408,881	1,212,089
National Central Cooling Co. PJSC	3,212,667	2,492,779
National Marine Dredging Co. (a)	215,192	1,143,613
Network International Holdings PLC (a)(d)	271,302	1,323,113
Orascom Construction PLC (f)	5,696	21,787
Orascom Construction PLC (f)	30,820	122,682
Q Holding PJSC (a)	2,040,782	1,311,239
RAK Properties PJSC (a)	5,252,552	1,269,862
Ras Al Khaimah Ceramics	309,910	226,122
SHUAA CAPITAL PSC (a)	7,100,272	734,568
Union Properties PJSC (a)	2,437,695	222,330
		101,846,490
UNITED STATES — 0.2%
Belite Bio, Inc. ADR (a)	8,220	115,984
CBAK Energy Technology, Inc. (a)(b)	171,755	209,541
HUUUGE, Inc. (a)(d)	83,748	549,326
Ideanomics, Inc. (a)	856,339	63,797
IntelliEPI, Inc.	256,000	498,117
JBS SA	796,314	2,882,181
JS Global Lifestyle Co. Ltd. (a)(d)	978,500	169,813
Legend Biotech Corp. ADR (a)(b)	95,025	6,559,576
Newegg Commerce, Inc. (a)(b)	136,686	159,923
Parade Technologies Ltd.	41,000	1,415,178
Seanergy Maritime Holdings Corp. (b)	12,981	62,568
Titan Cement International SA	50,496	955,281
		13,641,285
TOTAL COMMON STOCKS (Cost $7,399,145,787)		7,152,433,236

Security Description	Shares	Value
PREFERRED STOCKS — 0.0% (g)
MALAYSIA — 0.0% (g)
SP Setia Bhd Group 5.43%, 11/24/2027 (h)	240,036	$18,000
PHILIPPINES — 0.0% (g)
Cebu Air, Inc. 6.00%, 3/29/2027 (a)	949,965	617,827
TOTAL PREFERRED STOCKS (Cost $758,853)		635,827
RIGHTS — 0.0% (g)
THAILAND — 0.0% (g)
Singer Thailand PCL (Expiring 11/30/2022) (a)(e)	1,396	—
TOTAL RIGHTS (Cost $0)		—
WARRANTS — 0.0% (g)
BRAZIL — 0.0% (g)
CVC Brasil Operadora e Agencia de Viagens SA (expiring 11/21/23) (a)	31,176	1,939
MALAYSIA — 0.0% (g)
Comfort Gloves Bhd (expiring 06/26/26) (a)	75,600	729
Frontken Corp. Bhd (expiring 05/03/26) (a)	348,950	16,821
GDEX Bhd (expiring 01/04/28) (a)	160,612	1,376
Hong Seng Consolidated Bhd (expiring 10/03/24) (a)	508,266	545
Malaysian Resources Corp. Bhd (expiring 10/29/27) (a)	179,301	2,113
SKP Resources Bhd (expiring 04/25/26) (a)	108,980	1,401
VS Industry Bhd (expiring 06/14/24) (a)	975,140	7,312
		30,297
THAILAND — 0.0% (g)
Banpu PCL (expiring 09/30/23) (a)	1,517,819	43,666
Srisawad Corp. PCL (expiring 08/29/25) (a)	9,740	753
VGI PCL (expiring 05/23/27) (a)	70,080	296
		44,715
TOTAL WARRANTS (Cost $0)		76,951

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (i)(j)	1,290,892	$1,290,892
State Street Navigator Securities Lending Portfolio II (k)(l)	168,625,181	168,625,181
TOTAL SHORT-TERM INVESTMENTS (Cost $169,916,073)		169,916,073
TOTAL INVESTMENTS — 101.6% (Cost $7,569,820,713)		7,323,062,087
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(116,998,254)
NET ASSETS — 100.0%		$7,206,063,833
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.5% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the security is $1,220,422, representing 0.01% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2023. Maturity date shown is the final maturity.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2023.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

At June 30, 2023, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets (long)	800	09/15/2023	$40,317,062	$39,916,000	$(401,062)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,676,199,396	$475,013,418	$1,220,422	$7,152,433,236
Preferred Stocks	635,827	—	—	635,827
Rights	—	—	0(a)	0
Warrants	76,951	—	—	76,951
Short-Term Investments	169,916,073	—	—	169,916,073
TOTAL INVESTMENTS	$6,846,828,247	$475,013,418	$1,220,422	$7,323,062,087
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(401,062)	$—	$—	$(401,062)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(401,062)	$—	$—	$(401,062)
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2023.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Sector Breakdown as of June 30, 2023

% of Net Assets
Financials	23.3%
Information Technology	15.9
Consumer Discretionary	12.6
Materials	8.8
Communication Services	8.8
Industrials	7.9
Consumer Staples	6.8
Energy	5.2
Health Care	4.5
Utilities	3.0
Real Estate	2.5
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(1.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	32,435,146	$32,435,146	$649,990,546	$681,134,800	$—	$—	1,290,892	$1,290,892	$1,312,755
State Street Navigator Securities Lending Portfolio II	102,169,296	102,169,296	1,153,330,426	1,086,874,541	—	—	168,625,181	168,625,181	1,325,196
Total		$134,604,442	$1,803,320,972	$1,768,009,341	$—	$—		$169,916,073	$2,637,951
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.2%
BRAZIL — 9.9%
Alupar Investimento SA	199,754	$1,241,423
Banco Bradesco SA Preference Shares	2,158,241	7,359,673
Banco do Brasil SA	790,161	8,091,616
Cia de Saneamento do Parana	293,446	1,329,753
Neoenergia SA	407,202	1,792,060
SLC Agricola SA	295,798	2,343,574
		22,158,099
CHINA — 34.9%
Agricultural Bank of China Ltd. Class H	20,658,000	8,119,164
Bank of China Ltd. Class H	19,937,000	7,988,436
Bank of Communications Co. Ltd. Class H	4,110,000	2,721,958
CGN Power Co. Ltd. Class H (a)	10,139,000	2,445,284
China Cinda Asset Management Co. Ltd. Class H	9,077,000	903,461
China CITIC Bank Corp. Ltd. Class H	4,728,000	2,220,228
China Construction Bank Corp. Class H (b)	11,143,000	7,209,123
China Everbright Environment Group Ltd.	3,789,000	1,494,017
China Petroleum & Chemical Corp. Class H	11,398,000	6,675,959
China Resources Land Ltd.	1,198,000	5,075,364
Chongqing Rural Commercial Bank Co. Ltd. Class H	1,250,000	441,837
CITIC Ltd.	3,525,000	4,205,746
CITIC Securities Co. Ltd. Class H	1,268,950	2,299,350
Far East Horizon Ltd. (c)	706,000	558,559
Genertec Universal Medical Group Co. Ltd. (a)	920,000	504,811
Guangdong Investment Ltd.	2,726,000	2,351,499
Industrial & Commercial Bank of China Ltd. Class H	13,268,000	7,077,079
Jiangsu Expressway Co. Ltd. Class H	710,000	654,136
PetroChina Co. Ltd. Class H	11,852,000	8,197,157
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,217,700	2,411,595
Shenzhen Expressway Corp. Ltd. Class H (c)	424,000	361,422
Shimao Group Holdings Ltd. (b)(c)(d)	13,993,500	1,973,154
Yuexiu Property Co. Ltd.	2,167,540	2,519,752
		78,409,091
HONG KONG — 0.0% (e)
Yuexiu Real Estate Investment Trust (c)	136,247	29,035
Security Description	Shares	Value
KUWAIT — 0.7%
Mobile Telecommunications Co. KSCP	967,575	$1,630,727
MALAYSIA — 1.0%
Kuala Lumpur Kepong Bhd	187,500	882,164
MISC Bhd	507,300	778,204
Sime Darby Bhd	1,315,200	577,645
Westports Holdings Bhd	109,900	85,707
		2,323,720
MEXICO — 0.9%
Bolsa Mexicana de Valores SAB de CV	241,694	500,567
Megacable Holdings SAB de CV (c)	250,030	575,562
Orbia Advance Corp. SAB de CV	469,581	1,009,775
		2,085,904
PHILIPPINES — 0.5%
Globe Telecom, Inc.	16,400	514,287
PLDT, Inc.	28,625	680,369
		1,194,656
QATAR — 0.3%
Qatar Electricity & Water Co. QSC	113,535	542,722
RUSSIA — 0.0%
Federal Grid Co. - Rosseti PJSC (b)(d)	767,865,898	—
Inter RAO UES PJSC (d)	110,161,174	—
Magnit PJSC (b)(d)	138,660	—
Unipro PJSC (b)(d)	23,862,428	—
		—
SAUDI ARABIA — 0.4%
Arabian Cement Co.	38,831	409,979
Saudi Cement Co.	25,880	409,862
		819,841
SOUTH AFRICA — 2.6%
AECI Ltd.	33,747	161,846
AVI Ltd.	227,039	818,320
Equites Property Fund Ltd. REIT	213,500	130,419
JSE Ltd.	18,447	88,860
Sanlam Ltd.	744,482	2,299,505
Vodacom Group Ltd. (c)	389,455	2,416,152
		5,915,102
TAIWAN — 42.7%
Acer, Inc.	2,304,000	2,319,202
ASE Technology Holding Co. Ltd.	2,784,000	9,877,571
Asia Cement Corp.	1,230,000	1,753,504
Chicony Electronics Co. Ltd.	585,000	1,840,774
ChipMOS Technologies, Inc.	881,000	1,032,494
Cleanaway Co. Ltd. (b)	71,000	483,296

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Compal Electronics, Inc.	2,896,000	$2,719,838
Elan Microelectronics Corp.	646,000	2,105,316
Eternal Materials Co. Ltd.	537,150	557,079
Farglory Land Development Co. Ltd.	278,000	544,494
Fubon Financial Holding Co. Ltd.	1,252,000	2,444,143
General Interface Solution Holding Ltd.	504,000	1,179,714
Getac Holdings Corp.	372,000	799,075
Global Mixed Mode Technology, Inc. (b)	168,000	1,049,174
Great Wall Enterprise Co. Ltd. (b)	274,900	470,458
Huaku Development Co. Ltd.	135,000	390,984
Inventec Corp.	3,151,000	4,370,698
ITEQ Corp.	469,000	1,040,566
King Yuan Electronics Co. Ltd.	1,236,000	2,262,101
King's Town Bank Co. Ltd.	743,000	848,100
Lite-On Technology Corp.	1,912,000	6,353,995
Pegatron Corp.	1,028,000	2,468,956
Powertech Technology, Inc.	638,000	2,150,942
Quanta Computer, Inc.	2,578,000	12,581,868
Radiant Opto-Electronics Corp.	423,000	1,494,004
Simplo Technology Co. Ltd.	185,000	1,951,308
Sporton International, Inc. (b)	103,000	840,020
Standard Foods Corp.	138,000	184,106
Sunny Friend Environmental Technology Co. Ltd.	83,208	388,729
Supreme Electronics Co. Ltd.	302,000	469,322
Synnex Technology International Corp.	1,078,000	2,007,545
Taiwan Hon Chuan Enterprise Co. Ltd.	359,000	1,216,089
Taiwan PCB Techvest Co. Ltd.	121,000	153,268
Taiwan Union Technology Corp.	894,000	2,167,220
Teco Electric & Machinery Co. Ltd.	1,106,000	1,892,784
Topco Scientific Co. Ltd.	119,000	697,314
Tripod Technology Corp.	455,000	1,804,251
Visual Photonics Epitaxy Co. Ltd.	427,000	1,597,248
Wah Lee Industrial Corp.	58,000	154,384
Wistron Corp.	2,024,000	5,900,856
WPG Holdings Ltd.	942,000	1,654,462
WT Microelectronics Co. Ltd. (b)	555,000	1,211,771
Yuanta Financial Holding Co. Ltd.	3,796,000	2,815,508
Zhen Ding Technology Holding Ltd.	1,706,000	5,751,577
		95,996,108
THAILAND — 3.1%
Ratch Group PCL	476,600	480,566
Security Description	Shares	Value
Ratch Group PCL NVDR	512,700	$516,966
Siam Cement PCL NVDR	487,200	4,424,719
Supalai PCL NVDR	2,436,800	1,388,333
Thai Vegetable Oil PCL NVDR	198,860	141,622
		6,952,206
UNITED ARAB EMIRATES — 1.2%
Abu Dhabi National Oil Co. for Distribution PJSC	2,421,719	2,571,352
TOTAL COMMON STOCKS (Cost $232,114,758)		220,628,563

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (f)(g)	5,518	5,519
State Street Navigator Securities Lending Portfolio II (h)(i)	210,818	210,818
TOTAL SHORT-TERM INVESTMENTS (Cost $216,337)		216,337
TOTAL INVESTMENTS — 98.3% (Cost $232,331,095)		220,844,900
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%		3,921,824
NET ASSETS — 100.0%		$224,766,724
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2023.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the securities is $1,973,154, representing 0.90% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets (long)	68	09/15/2023	$3,402,057	$3,392,860	$(9,197)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$217,355,002	$1,300,407	$1,973,154	$220,628,563
Short-Term Investments	216,337	—	—	216,337
TOTAL INVESTMENTS	$217,571,339	$1,300,407	$1,973,154	$220,844,900
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(9,197)	$—	$—	$(9,197)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(9,197)	$—	$—	$(9,197)
Sector Breakdown as of June 30, 2023

% of Net Assets
Information Technology	36.1%
Financials	28.7
Energy	6.6
Real Estate	5.4
Industrials	5.2
Utilities	4.8
Materials	4.4
Communication Services	2.6
Consumer Staples	2.2
Consumer Discretionary	1.1
Health Care	1.1
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	1.7
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$10,923,945	$10,918,553	$127	$—	5,518	$5,519	$17,573
State Street Navigator Securities Lending Portfolio II	—	—	9,374,445	9,163,627	—	—	210,818	210,818	5,391
Total		$—	$20,298,390	$20,082,180	$127	$—		$216,337	$22,964
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 6.5%
88 Energy Ltd. (a)(b)	32,126,693	$149,696
Abacus Property Group REIT	270,304	484,006
Actinogen Medical Ltd. (a)	18,277,151	486,647
AGL Energy Ltd. (b)	538,167	3,872,476
Allkem Ltd. (a)	594,176	6,336,122
ALS Ltd.	367,753	2,731,910
Altium Ltd.	87,127	2,141,216
Alumina Ltd. (b)	5,144,792	4,743,114
AMP Ltd.	2,821,365	2,122,187
Ampol Ltd.	204,144	4,068,500
Andromeda Metals Ltd. (a)	3,248,177	80,000
Ansell Ltd.	356,100	6,336,025
Anteotech Ltd. (a)(b)	12,697,223	338,076
ANZ Group Holdings Ltd.	2,222,472	35,076,301
APA Group Stapled Security	1,402,845	9,048,559
Archer Materials Ltd. (a)(b)	438,038	173,490
Ardent Leisure Group Ltd. (b)	4,288,257	1,284,515
Argosy Minerals Ltd. (a)(b)	1,371,373	356,013
Aristocrat Leisure Ltd.	708,842	18,241,361
ASX Ltd.	154,863	6,494,327
Atlas Arteria Ltd. Stapled Security	717,218	2,964,754
Aurizon Holdings Ltd.	1,668,247	4,353,037
Bank of Queensland Ltd. (b)	508,266	1,857,417
Bendigo & Adelaide Bank Ltd. (b)	461,173	2,636,957
Betmakers Technology Group Ltd. (a)(b)	4,572,490	395,678
BHP Group Ltd.	3,684,420	110,339,512
Bigtincan Holdings Ltd. (a)(b)	598,138	203,057
BlueScope Steel Ltd.	641,674	8,777,528
Boral Ltd. (a)(b)	188,920	506,791
Boss Energy Ltd. (a)(b)	859,140	1,772,848
BrainChip Holdings Ltd. (a)(b)	1,924,499	467,581
Brambles Ltd.	1,715,742	16,457,426
Breville Group Ltd. (b)	68,692	911,753
BWP Trust REIT	378,611	914,841
Calix Ltd. (a)(b)	159,875	443,775
carsales.com Ltd.	415,933	6,594,943
Chalice Mining Ltd. (a)	469,773	1,957,530
Challenger Ltd.	503,966	2,173,813
Charter Hall Group REIT	332,865	2,373,032
Charter Hall Long Wale REIT	405,935	1,083,545
Cleanaway Waste Management Ltd.	1,490,063	2,568,919
Clinuvel Pharmaceuticals Ltd. (b)	11,399	135,669
Cochlear Ltd.	41,422	6,316,045
Coles Group Ltd.	895,911	10,985,009
Commonwealth Bank of Australia	1,217,429	81,256,964
Computershare Ltd.	408,889	6,363,497
Core Lithium Ltd. (a)(b)	2,684,755	1,608,396
Security Description	Shares	Value
CSR Ltd.	1,789,069	$6,180,739
De Grey Mining Ltd. (a)	883,612	791,097
Deterra Royalties Ltd.	410,074	1,255,642
Dexus REIT	532,323	2,763,858
Domain Holdings Australia Ltd. (b)	122,077	307,977
Domino's Pizza Enterprises Ltd.	46,143	1,426,102
Dubber Corp. Ltd. (a)(b)	1,539,370	204,936
Eagers Automotive Ltd. (b)	124,706	1,119,812
Endeavour Group Ltd.	808,463	3,395,748
Evolution Mining Ltd.	1,104,062	2,366,439
Fenix Resources Ltd.	1,806,296	342,673
Firefinch Ltd. (a)(b)(c)	758,202	30,282
Flight Centre Travel Group Ltd. (a)(b)	39,784	504,486
Flutter Entertainment PLC (a)(d)	64,669	12,999,556
Flutter Entertainment PLC (a)(d)	29,102	5,845,818
Fortescue Metals Group Ltd.	1,298,797	19,175,591
Glencore PLC	7,263,199	41,045,457
Goodman Group REIT	1,199,807	16,028,936
GPT Group REIT	1,336,228	3,682,365
GWA Group Ltd.	1,713,557	1,996,101
Harvey Norman Holdings Ltd. (b)	443,789	1,028,020
HMC Capital Ltd. REIT	166,843	561,959
IDP Education Ltd. (b)	149,736	2,202,746
IGO Ltd.	484,085	4,897,914
Iluka Resources Ltd.	408,460	3,020,713
Imugene Ltd. (a)	7,107,250	430,516
Incitec Pivot Ltd.	1,282,945	2,339,939
Ingenia Communities Group REIT	1,178,467	3,122,097
Insignia Financial Ltd. (b)	491,011	921,693
Insurance Australia Group Ltd.	2,349,870	8,915,888
IRESS Ltd. (b)	140,196	956,545
JB Hi-Fi Ltd. (b)	83,207	2,423,170
Kogan.com Ltd. (a)(b)	111,868	361,155
Lake Resources NL (a)(b)	1,679,479	335,384
Lendlease Corp. Ltd. Stapled Security (b)	427,821	2,207,038
Leo Lithium Ltd. (a)	526,635	375,093
Liontown Resources Ltd. (a)	1,805,471	3,401,127
Lottery Corp. Ltd.	2,546,895	8,697,098
Lynas Rare Earths Ltd. (a)(b)	648,048	2,954,906
Macquarie Group Ltd.	272,906	32,266,428
Magellan Financial Group Ltd. (b)	105,553	666,780
Magnis Energy Technologies Ltd. (a)(b)	1,244,898	116,013
Medibank Pvt Ltd.	2,086,498	4,888,848
Megaport Ltd. (a)(b)	161,780	777,514
Mesoblast Ltd. (a)	539,620	407,690
Metals X Ltd. (a)(b)	632,994	120,085

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Metcash Ltd.	1,003,118	$2,510,648
Mincor Resources NL (a)(b)	297,899	277,615
Mineral Resources Ltd.	113,759	5,408,942
Mirvac Group REIT	2,872,217	4,320,874
National Australia Bank Ltd.	2,228,620	39,119,391
Neometals Ltd. (a)(b)	610,572	201,181
Newcrest Mining Ltd.	657,634	11,565,463
NEXTDC Ltd. (a)	357,740	2,995,671
nib holdings Ltd.	331,582	1,865,063
Nine Entertainment Co. Holdings Ltd. (b)	363,995	476,106
Northern Star Resources Ltd.	846,527	6,806,968
Noxopharm Ltd. (a)(b)	1,547,870	44,305
Opthea Ltd. (a)(b)	139,372	51,025
Orica Ltd.	293,911	2,901,369
Origin Energy Ltd.	1,705,800	9,549,267
Orora Ltd.	1,143,038	2,503,240
Paladin Energy Ltd. (a)	1,032,802	501,864
Paradigm Biopharmaceuticals Ltd. (a)(b)	163,674	107,860
Peninsula Energy Ltd. (a)	1,177,900	133,292
Perpetual Ltd. (b)	261,614	4,506,830
Pilbara Minerals Ltd. (b)	2,243,786	7,303,587
PointsBet Holdings Ltd. (a)(b)	612,600	729,921
PolyNovo Ltd. (a)(b)	1,098,637	1,129,870
Praemium Ltd.	637,261	286,330
Premier Investments Ltd.	72,697	980,397
Pro Medicus Ltd. (b)	34,716	1,516,855
Qantas Airways Ltd. (a)	767,207	3,166,286
QBE Insurance Group Ltd.	1,027,826	10,720,981
Qoria Ltd. (a)(b)	1,855,883	302,665
Qube Holdings Ltd.	1,414,083	2,682,660
Queensland Pacific Metals Ltd. (a)(b)	2,510,169	167,089
Ramsay Health Care Ltd.	98,741	3,699,770
REA Group Ltd. (b)	39,350	3,746,432
Red 5 Ltd. (a)	638,441	80,746
Redbubble Ltd. (a)(b)	391,160	96,339
Reece Ltd. (b)	203,956	2,521,125
Region RE Ltd. REIT	846,771	1,279,493
Renascor Resources Ltd. (a)(b)	3,921,185	495,926
Rio Tinto Ltd.	295,117	22,530,235
Rio Tinto PLC	759,943	48,167,613
Santos Ltd.	2,521,572	12,622,203
Sayona Mining Ltd. (a)(b)	11,547,745	1,345,182
Scentre Group REIT	3,960,638	6,986,456
SEEK Ltd.	268,036	3,875,242
Sierra Rutile Holdings Ltd. (a)(b)	408,391	67,961
Silver Mines Ltd. (a)(b)	5,639,468	675,704
Sonic Healthcare Ltd.	463,936	10,984,692
South32 Ltd. (b)(d)	1,334,564	3,376,431
South32 Ltd. (d)	2,396,652	5,998,446
Splitit Ltd. (a)	1,531,989	81,581
Steadfast Group Ltd.	720,002	2,875,616
Security Description	Shares	Value
Stockland REIT	1,886,413	$5,060,434
Suncorp Group Ltd.	946,588	8,499,999
Tabcorp Holdings Ltd.	2,726,747	2,014,716
Technology One Ltd.	205,754	2,143,426
Telix Pharmaceuticals Ltd. (a)	434,970	3,248,614
Telstra Group Ltd.	3,285,851	9,405,075
Temple & Webster Group Ltd. (a)(b)	208,675	816,759
TPG Telecom Ltd. (b)	177,787	576,335
Transurban Group Stapled Security	2,117,124	20,082,006
Treasury Wine Estates Ltd.	948,765	7,092,255
Vicinity Ltd. REIT	2,474,978	3,039,580
Washington H Soul Pattinson & Co. Ltd.	176,424	3,732,136
Wesfarmers Ltd.	835,183	27,430,058
West African Resources Ltd. (a)	847,915	488,219
Westpac Banking Corp.	2,592,667	36,828,759
Whitehaven Coal Ltd.	812,257	3,627,955
WiseTech Global Ltd.	104,957	5,575,896
Woodside Energy Group Ltd.	1,433,283	32,857,993
Woolworths Group Ltd.	911,071	24,094,434
Worley Ltd.	634,214	6,665,978
Zip Co. Ltd. (a)(b)	115,334	31,477
		1,050,497,744
AUSTRIA — 0.3%
ams-OSRAM AG (a)	46,238	332,941
ANDRITZ AG	26,646	1,484,064
Erste Group Bank AG	267,360	9,360,327
IMMOFINANZ AG (a)	336	6,232
Kontron AG	34,506	681,770
Lenzing AG (a)	9,690	474,145
Mayr Melnhof Karton AG	6,298	922,104
Mondi PLC	546,516	8,330,814
Oesterreichische Post AG	23,003	820,648
OMV AG	200,673	8,503,409
Raiffeisen Bank International AG (a)	100,076	1,585,337
S IMMO AG (a)	29,962	398,800
Telekom Austria AG (a)	100,338	742,199
UNIQA Insurance Group AG	82,486	661,443
Vienna Insurance Group AG Wiener Versicherung Gruppe	25,446	664,890
voestalpine AG	236,349	8,483,490
		43,452,613
BELGIUM — 0.8%
Ackermans & van Haaren NV	16,793	2,762,832
Aedifica SA REIT (b)	90,510	5,796,416
Ageas SA	194,389	7,870,232
Anheuser-Busch InBev SA	726,727	41,093,903
Barco NV	55,236	1,376,395
Bekaert SA	73,664	3,335,249

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Etablissements Franz Colruyt NV (b)	46,378	$1,727,936
Euronav NV	136,674	2,072,648
Fagron	46,294	778,814
Galapagos NV (a)	31,630	1,289,577
Gimv NV	15,509	738,572
Groupe Bruxelles Lambert NV (d)	83,792	6,596,658
Groupe Bruxelles Lambert NV (b)(d)	108	8,502
KBC Ancora	26,751	1,222,282
KBC Group NV	255,944	17,848,701
Materialise NV ADR (a)(b)	6,926	59,841
Melexis NV	13,407	1,314,971
Proximus SADP	107,821	802,726
Shurgard Self Storage Ltd. REIT	18,071	824,698
Solvay SA	56,091	6,260,279
Telenet Group Holding NV	34,492	775,947
Tessenderlo Group SA (b)	19,280	631,035
UCB SA	146,593	12,986,561
Umicore SA	148,930	4,157,932
VGP NV (b)	6,441	628,928
Warehouses De Pauw CVA REIT	114,928	3,149,709
		126,111,344
BRAZIL — 0.1%
Wheaton Precious Metals Corp.	316,066	13,684,052
Yara International ASA	189,014	6,686,514
		20,370,566
BURKINA FASO — 0.0% (e)
Endeavour Mining PLC	30	720
IAMGOLD Corp. (a)	636,766	1,689,060
		1,689,780
CAMEROON — 0.0% (e)
Golar LNG Ltd.	138,728	2,798,144
CANADA — 9.2%
AbCellera Biologics, Inc. (a)	135,240	873,650
Absolute Software Corp.	53,218	609,700
AGF Management Ltd. Class B (b)	8,226	48,862
Agnico Eagle Mines Ltd.	384,836	19,238,165
Aimia, Inc. (a)(b)	176,579	440,363
Air Canada (a)(b)	198,988	3,757,952
Alamos Gold, Inc. Class A	298,407	3,558,558
Algonquin Power & Utilities Corp. (b)	228,366	1,889,747
Alimentation Couche-Tard, Inc.	635,682	32,633,197
AltaGas Ltd. (b)	109,879	1,976,286
Americas Gold & Silver Corp. (a)(b)	182,573	64,158
ARC Resources Ltd. (b)	427,523	5,708,922
Aritzia, Inc. (a)(b)	124,275	3,454,249
Security Description	Shares	Value
Atco Ltd. Class I (b)	56,091	$1,671,815
Athabasca Oil Corp. (a)(b)	256,919	557,232
Aurinia Pharmaceuticals, Inc. (a)(b)	78,872	763,481
Aurora Cannabis, Inc. (a)(b)	63,259	33,464
Aya Gold & Silver, Inc. (a)	108,087	693,488
B2Gold Corp. (b)	838,008	2,989,154
Badger Infrastructure Solution (b)	49,169	999,544
Ballard Power Systems, Inc. (a)(b)	121,391	532,075
Bank of Montreal (b)	490,181	44,319,104
Bank of Nova Scotia	903,368	45,248,616
Barrick Gold Corp.	1,153,326	19,532,239
Baytex Energy Corp. (a)(b)	913,957	2,983,786
BCE, Inc. (b)	159,059	7,260,279
BELLUS Health, Inc. (a)	45,410	669,797
BlackBerry Ltd. (a)(b)	487,511	2,704,199
Bombardier, Inc. Class B (a)(b)	72,281	3,567,483
Boralex, Inc. Class A (b)	54,839	1,494,837
Bragg Gaming Group, Inc. (a)(b)	121,826	376,549
Brookfield Asset Management Ltd. Class A (b)	283,791	9,273,473
Brookfield Corp. (b)	1,127,486	38,001,795
Brookfield Reinsurance Ltd. (a)(b)	8,245	279,268
CAE, Inc. (a)(b)	217,065	4,863,765
Cameco Corp. (b)	418,434	13,119,839
Canadian Apartment Properties REIT	56,169	2,158,893
Canadian Imperial Bank of Commerce (b)	679,133	29,028,349
Canadian National Railway Co.	484,472	58,733,420
Canadian Natural Resources Ltd. (b)	790,774	44,509,237
Canadian Pacific Kansas City Ltd.	717,475	58,016,116
Canadian Solar, Inc. (a)(b)	34,375	1,329,969
Canadian Tire Corp. Ltd. Class A (b)	63,724	8,722,230
Canadian Utilities Ltd. Class A (b)	88,265	2,288,587
Canadian Western Bank (b)	334,486	6,248,626
Canopy Growth Corp. (a)(b)	129,357	49,856
Cargojet, Inc. (b)	9,918	721,186
CCL Industries, Inc. Class B	90,411	4,449,321
Cenovus Energy, Inc.	938,739	15,961,933
CES Energy Solutions Corp. (b)	236,326	467,919
CGI, Inc. (a)	167,589	17,692,940
Choice Properties Real Estate Investment Trust	112,852	1,157,303
CI Financial Corp. (b)	182,145	2,070,252
Cineplex, Inc. (a)(b)	46,378	310,881

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Colliers International Group, Inc. (b)	21,444	$2,106,722
Constellation Software, Inc.	14,768	30,632,621
Converge Technology Solutions Corp. (b)	300,654	727,068
Crescent Point Energy Corp. (b)	536,239	3,614,776
Crew Energy, Inc. (a)(b)	30,398	124,969
CT Real Estate Investment Trust	219,053	2,498,024
Denison Mines Corp. (a)(b)	131,380	164,815
Descartes Systems Group, Inc. (a)	60,788	4,874,984
Docebo, Inc. (a)	50,906	2,017,389
Dollarama, Inc.	257,180	17,437,513
Dorel Industries, Inc. Class B (a)(b)	36,546	126,768
Dye & Durham Ltd.	21,781	298,095
ECN Capital Corp. (b)	21,814	44,015
Element Fleet Management Corp. (b)	290,293	4,427,064
Emera, Inc.	109,920	4,532,201
Empire Co. Ltd. Class A (b)	121,613	3,458,377
Enbridge, Inc.	1,459,337	54,303,989
Enerplus Corp. (b)	117,713	1,707,984
Enghouse Systems Ltd. (b)	29,554	718,944
Enthusiast Gaming Holdings, Inc. (a)(b)	542,441	266,455
Exchange Income Corp. (b)	107,785	4,269,044
Fairfax Financial Holdings Ltd.	21,169	15,874,390
Finning International, Inc. (b)	104,977	3,232,808
Firm Capital Mortgage Investment Corp.	441,993	3,410,352
First Capital Real Estate Investment Trust	100,707	1,112,667
First Majestic Silver Corp. (b)	206,986	1,171,604
FirstService Corp.	24,245	3,738,118
Fortis, Inc. (b)	336,448	14,515,637
Franco-Nevada Corp.	132,452	18,899,121
George Weston Ltd.	54,050	6,397,363
Gildan Activewear, Inc. (b)	174,521	5,632,943
Global Atomic Corp. (a)	111,747	251,658
GoGold Resources, Inc. (a)	75,626	86,871
GoldMining, Inc. (a)	297,260	269,573
Granite Real Estate Investment Trust	19,736	1,169,021
Great-West Lifeco, Inc. (b)	228,604	6,646,058
H&R Real Estate Investment Trust	100,707	780,084
Home Capital Group, Inc.	38,372	1,250,117
Hut 8 Mining Corp. (a)(b)	959,241	3,189,617
Hydro One Ltd. (b)(f)	125,402	3,586,976
iA Financial Corp., Inc.	70,635	4,817,539
IGM Financial, Inc. (b)	59,798	1,822,523
Illumin Holdings, Inc. (a)(b)	252,012	422,797
Imperial Oil Ltd. (b)	186,960	9,576,534
Security Description	Shares	Value
Innergex Renewable Energy, Inc. (b)	380,965	$3,552,698
Intact Financial Corp.	105,657	16,331,821
International Petroleum Corp. (a)	4,454	36,452
Ivanhoe Mines Ltd. Class A (a)(b)	844,443	7,721,716
K92 Mining, Inc. (a)	69,662	302,707
Keyera Corp. (b)	129,383	2,987,078
Kinaxis, Inc. (a)	8,721	1,247,599
Kinross Gold Corp.	827,318	3,951,370
Liberty Gold Corp. (a)	316,912	104,180
Lightspeed Commerce, Inc. (a)(b)	77,791	1,317,435
Linamar Corp. (b)	36,546	1,922,790
Lithium Americas Corp. (a)(b)	52,737	1,068,490
Loblaw Cos. Ltd.	143,050	13,110,980
MAG Silver Corp. (a)(b)	9,266	103,286
Magna International, Inc.	252,182	14,253,309
Manulife Financial Corp.	1,567,294	29,658,070
Maple Leaf Foods, Inc. (b)	56,084	1,096,886
MEG Energy Corp. (a)(b)	432,551	6,864,592
Methanex Corp. (b)	63,732	2,636,455
Metro, Inc.	184,499	10,432,054
MTY Food Group, Inc. (b)	124,738	5,711,601
National Bank of Canada (b)	282,167	21,046,577
New Gold, Inc. (a)	450,657	490,418
New Pacific Metals Corp. (a)	53,118	115,208
Northland Power, Inc. (b)	113,700	2,374,102
Nutrien Ltd. (b)	416,041	24,589,886
Nuvei Corp. (a)(b)(f)	39,716	1,174,147
Onex Corp. (b)	61,030	3,374,695
Open Text Corp. (b)	164,598	6,853,845
Osisko Gold Royalties Ltd.	109,962	1,691,915
Pan American Silver Corp. (b)	274,174	3,998,910
Parex Resources, Inc. (b)	274,770	5,515,127
Payfare, Inc. (a)	40,909	173,127
Pembina Pipeline Corp.	296,753	9,340,459
Peyto Exploration & Development Corp. (b)	100,072	828,860
Pizza Pizza Royalty Corp. (b)	203,987	2,283,051
Power Corp. of Canada (b)	478,463	12,894,004
PrairieSky Royalty Ltd. (b)	154,826	2,709,821
Precision Drilling Corp. (a)(b)	11,590	566,428
Premium Brands Holdings Corp. (b)	21,604	1,706,606
Primaris Real Estate Investment Trust	25,036	254,854
Profound Medical Corp. (a)(b)	19,132	245,358
PyroGenesis Canada, Inc. (a)(b)	88,894	61,804
Quebecor, Inc. Class B (b)	124,322	3,067,533
Real Matters, Inc. (a)(b)	79,653	364,782
Restaurant Brands International, Inc. (b)	172,414	13,382,688

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
RioCan Real Estate Investment Trust	117,688	$1,714,736
Rogers Communications, Inc. Class B	269,049	12,288,926
Royal Bank of Canada	1,068,120	102,126,236
Russel Metals, Inc.	44,262	1,227,595
Sandstorm Gold Ltd. (b)	129,884	666,474
Saputo, Inc.	197,352	4,426,531
Secure Energy Services, Inc. (b)	129,278	619,401
Sherritt International Corp. (a)	1,142	414
Shopify, Inc. Class A (a)	889,014	57,523,052
SmartCentres Real Estate Investment Trust	50,720	931,033
SNC-Lavalin Group, Inc. (b)	149,858	3,935,436
SNDL, Inc. (a)(b)	189,872	260,125
SSR Mining, Inc. (b)	70,437	1,000,197
Stantec, Inc.	58,891	3,849,222
Stella-Jones, Inc. (b)	44,638	2,301,307
Sun Life Financial, Inc. (b)	423,999	22,128,374
Suncor Energy, Inc.	1,151,519	33,816,760
TC Energy Corp. (b)	705,861	28,559,832
Teck Resources Ltd. Class B	396,942	16,720,610
TECSYS, Inc. (b)	9,766	205,616
TELUS Corp. (d)	300,469	5,853,838
TELUS Corp. (a)(d)	46,425	904,467
TFI International, Inc.	67,160	7,660,275
Thomson Reuters Corp. (b)	188,931	25,537,253
Tilray Brands, Inc. (a)(b)(d)	67,650	105,534
Tilray Brands, Inc. (a)(b)(d)	295,495	457,786
TMX Group Ltd.	182,689	4,115,593
Torex Gold Resources, Inc. (a)	63,672	905,579
Toromont Industries Ltd.	58,831	4,838,525
Toronto-Dominion Bank	1,359,754	84,375,138
Tourmaline Oil Corp.	253,304	11,948,789
TransAlta Corp. (b)	208,747	1,956,140
Transat AT, Inc. (a)(b)	252,648	941,284
Vermilion Energy, Inc. (b)	83,503	1,042,486
Well Health Technologies Corp. (a)(b)	33,433	120,013
Wesdome Gold Mines Ltd. (a)(b)	89,594	467,182
West Fraser Timber Co. Ltd.	25	2,150
Whitecap Resources, Inc. (b)	272,179	1,906,744
WSP Global, Inc. (b)	90,387	11,955,060
Xenon Pharmaceuticals, Inc. (a)	94,653	3,644,140
		1,482,867,924
CHILE — 0.1%
Antofagasta PLC	259,547	4,820,939
Lundin Mining Corp. (b)	556,700	4,366,934
		9,187,873
CHINA — 0.6%
BOC Aviation Ltd. (f)	287,700	2,325,727
Security Description	Shares	Value
BOC Hong Kong Holdings Ltd.	2,847,000	$8,700,923
BOE Varitronix Ltd.	361,000	519,623
Budweiser Brewing Co. APAC Ltd. (f)	976,500	2,517,074
China Evergrande New Energy Vehicle Group Ltd. (a)(b)(c)	1,110,300	340,035
China Glass Holdings Ltd. (a)	1,002,000	99,732
China Ruyi Holdings Ltd. (a)(b)	3,056,400	717,630
China Tobacco International HK Co. Ltd. (b)	288,000	397,642
China Traditional Chinese Medicine Holdings Co. Ltd.	3,296,000	1,535,155
China Youzan Ltd. (a)(b)	8,168,000	145,920
Chow Tai Fook Jewellery Group Ltd. (b)	915,400	1,644,697
Differ Group Auto Ltd. (a)(b)	5,688,000	51,534
ENN Energy Holdings Ltd.	418,100	5,207,177
Fosun International Ltd.	1,413,000	970,056
Gemdale Properties & Investment Corp. Ltd. (a)	5,718,000	331,992
HUTCHMED China Ltd. ADR (a)	44,584	535,008
Inspur Digital Enterprise Technology Ltd. (a)	746,000	267,496
Kerry Logistics Network Ltd.	752,000	887,630
Nexteer Automotive Group Ltd.	320,000	167,011
Prosus NV (a)	837,962	61,353,091
S-Enjoy Service Group Co. Ltd. (a)(b)	282,000	152,576
Shandong Hi-Speed Holdings Group Ltd. (a)(b)	1,742,500	1,291,877
Shangri-La Asia Ltd. (a)	514,000	392,882
Towngas Smart Energy Co. Ltd. (a)	1,914,955	850,374
VSTECS Holdings Ltd.	882,000	453,572
Wharf Holdings Ltd.	1,471,000	3,495,141
Wilmar International Ltd.	2,454,500	6,891,861
Zensun Enterprises Ltd. (a)(b)	1,442,054	106,729
Zhongyu Energy Holdings Ltd. (b)	277,000	204,659
		102,554,824
COLOMBIA — 0.0% (e)
Gran Tierra Energy, Inc. (a)	37,358	182,943
DENMARK — 2.4%
Ambu AS Class B (a)	257,654	4,215,048
AP Moller - Maersk AS Class A	2,079	3,618,910
AP Moller - Maersk AS Class B	4,902	8,601,134
Ascendis Pharma AS ADR (a)	26,382	2,354,594
Bavarian Nordic AS (a)	51,143	1,453,767

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Better Collective AS (a)	24,962	$515,357
Carlsberg AS Class B	78,459	12,536,472
cBrain AS	30,504	693,674
Chemometec AS (a)	8,681	592,738
Chr Hansen Holding AS	73,500	5,100,420
Coloplast AS Class B	65,788	8,224,404
D/S Norden AS	79,367	3,958,552
Danske Bank AS (a)	573,119	13,939,904
DSV AS	149,746	31,441,866
FLSmidth & Co. AS	138,342	6,693,265
Genmab AS (a)	41,300	15,612,651
GN Store Nord AS (a)	107,953	2,692,162
Green Hydrogen Systems AS (a)	107,638	152,037
H+H International AS Class B (a)	68,870	824,440
ISS AS	135,189	2,857,354
Jyske Bank AS (a)	36,388	2,763,949
Netcompany Group AS (a)(f)	15,015	621,294
NNIT AS (a)(f)	6,932	80,951
Novo Nordisk AS Class B	1,187,684	191,321,390
Novozymes AS Class B	164,636	7,668,708
Orsted AS (f)	152,637	14,420,879
Pandora AS	93,099	8,310,206
SimCorp AS	29,509	3,126,077
Trifork Holding AG (a)	4,460	90,313
Tryg AS	295,974	6,403,153
Vestas Wind Systems AS (a)	795,366	21,147,295
Zealand Pharma AS (a)	73,143	2,621,417
		384,654,381
EGYPT — 0.0% (e)
Centamin PLC	1,718,989	1,992,027
FINLAND — 1.0%
Cargotec Oyj Class B	49,421	2,714,788
Caverion Oyj	196,547	1,829,112
Citycon Oyj (a)(b)	117,813	748,068
Elisa Oyj	114,848	6,132,143
Fortum Oyj	338,868	4,534,433
F-Secure Oyj	64,002	163,044
Huhtamaki Oyj (b)	70,294	2,305,325
Kemira Oyj	74,175	1,180,695
Kesko Oyj Class B	225,758	4,248,711
Kone Oyj Class B	289,748	15,119,788
Konecranes Oyj	51,258	2,060,744
Metsa Board Oyj Class B (b)	144,914	1,068,764
Metso Oyj (b)	646,910	7,795,329
Neste Oyj	285,709	10,990,846
Nokia Oyj (d)	2,986,477	12,497,008
Nokia Oyj (d)	1,595,394	6,652,479
Nokian Renkaat Oyj	83,494	727,096
Nordea Bank Abp (d)	2,416,035	26,237,666
Nordea Bank Abp (d)	34,083	370,581
Orion Oyj Class B	75,638	3,137,452
Outokumpu Oyj (b)	454,399	2,430,164
QT Group Oyj (a)(b)	22,978	1,916,776
Security Description	Shares	Value
Remedy Entertainment Oyj (b)	6,990	$188,365
Sampo Oyj Class A	331,977	14,893,130
Sanoma Oyj	59,088	428,048
Stora Enso Oyj Class R	424,056	4,915,606
Tecnotree Oyj (a)(b)	241,850	122,562
Terveystalo Oyj (f)	96,901	873,239
Tokmanni Group Corp.	87,067	1,136,082
UPM-Kymmene Oyj	388,919	11,570,955
Uponor Oyj	94,832	2,963,144
Valmet Oyj (b)	130,030	3,614,664
Wartsila OYJ Abp	338,877	3,813,609
WithSecure Oyj (a)(b)	64,002	81,767
YIT Oyj (b)	94,008	219,074
		159,681,257
FRANCE — 7.8%
AB Science SA (a)(b)	13,494	61,685
Accor SA	265,989	9,872,403
Adevinta ASA (a)	102,961	676,569
Aeroports de Paris	24,527	3,518,804
Air France-KLM (a)	1,908,012	3,586,669
Air Liquide SA	362,730	64,980,270
Airbus SE	444,156	64,138,261
Alstom SA (b)	296,302	8,831,616
Alten SA (a)	21,429	3,373,596
Arkema SA	31,634	2,978,446
Atos SE (a)	64,309	917,708
AXA SA	1,423,024	41,956,844
BioMerieux	31,441	3,297,122
BNP Paribas SA	776,017	48,867,761
Bollore SE (b)	406,427	2,531,883
Bouygues SA	197,519	6,628,574
Bureau Veritas SA	173,699	4,760,382
Capgemini SE	117,745	22,294,204
Carmat SA (a)(b)	12,918	101,614
Carrefour SA	522,010	9,883,900
Casino Guichard Perrachon SA (a)(b)	104,983	466,164
Cellectis SA (a)(b)	123,453	238,935
CGG SA (a)(b)	522,134	396,134
Christian Dior SE	2,010	1,782,836
Cie de Saint-Gobain	372,487	22,647,749
Cie Generale des Etablissements Michelin SCA (b)	460,110	13,583,583
Cie Plastic Omnium SA	54,059	948,962
Claranova SE (a)	89,846	165,461
Covivio SA REIT	49,198	2,317,688
Credit Agricole SA (b)	1,056,146	12,527,323
Danone SA	473,399	28,995,101
Dassault Systemes SE	379,971	16,841,032
Edenred	254,958	17,062,289
Eiffage SA	39,353	4,103,645
Elior Group SA (a)(f)	89,032	254,685
Elis SA	145,381	2,823,271
Engie SA	1,224,976	20,351,449

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
EssilorLuxottica SA	220,134	$41,452,698
Eurazeo SE	37,711	2,651,648
Euroapi SA (a)(b)	36,637	419,495
Eutelsat Communications SA (b)	72,203	470,672
Fnac Darty SA (b)(d)	24,906	932,015
Fnac Darty SA (d)	1,233	46,245
Forvia (a)(d)	70,838	1,667,022
Forvia (a)(d)	14,005	332,176
Gaztransport Et Technigaz SA	16,546	1,683,320
Gecina SA REIT	31,657	3,369,162
Getlink SE (b)	306,173	5,204,263
Hermes International	26,639	57,835,684
ICADE REIT	34,627	1,442,367
Imerys SA	29,326	1,142,210
Ipsen SA	26,603	3,198,432
Kering SA (b)	56,150	30,972,889
Klepierre SA REIT	142,921	3,542,658
Lagardere SA (b)	207,328	4,851,881
Legrand SA	204,323	20,240,815
L'Oreal SA	183,333	85,426,990
LVMH Moet Hennessy Louis Vuitton SE	189,325	178,255,791
McPhy Energy SA (a)(b)	4,728	43,226
MEDIAN Technologies (a)(b)	11,490	75,966
Nanobiotix SA (a)(b)	63,601	321,964
Nexans SA	73,535	6,365,989
Novacyt SA (a)	187,994	86,922
Orange SA	1,377,818	16,087,245
Orpea SA (a)(b)	34,386	70,885
Pernod Ricard SA	157,562	34,792,600
Publicis Groupe SA	171,225	13,730,280
Renault SA	180,868	7,612,878
Rexel SA	221,740	5,469,775
Rubis SCA	77,712	1,885,592
Safran SA	248,383	38,875,643
Sartorius Stedim Biotech (b)	17,753	4,429,583
SCOR SE	137,890	4,045,279
SEB SA	21,458	2,215,821
Societe BIC SA	19,704	1,128,596
Societe Generale SA	556,017	14,437,431
Sodexo SA	75,635	8,321,921
SOITEC (a)	14,936	2,524,938
Teleperformance	44,125	7,387,143
Television Francaise 1	88,419	607,248
Thales SA	75,695	11,330,425
TotalEnergies SE	1,685,892	96,655,674
Ubisoft Entertainment SA (a)	118,781	3,353,792
Unibail-Rodamco-Westfield CDI (a)	546,141	1,399,624
Unibail-Rodamco-Westfield REIT (a)(b)	69,996	3,677,007
Valeo SA (b)	287,804	6,163,707
Vallourec SA (a)	9,607	113,459
Valneva SE (a)(b)	105,766	770,349
Security Description	Shares	Value
Veolia Environnement SA	600,661	$18,971,553
Vinci SA	359,046	41,671,100
Vivendi SE	826,908	7,583,531
Wendel SE	21,694	2,224,807
Worldline SA (a)(f)	184,366	6,738,303
		1,265,073,307
GERMANY — 6.5%
1&1 AG	31,615	347,679
adidas AG	147,461	28,601,247
ADLER Group SA (a)(b)(f)	44,973	27,109
Affimed NV (a)	419,770	251,106
AIXTRON SE	83,462	2,830,964
Allianz SE	291,923	67,901,661
Aroundtown SA (a)	792,189	913,542
AURELIUS Equity Opportunities SE & Co. KGaA (a)	39,011	759,714
Aurubis AG	21,679	1,857,612
BASF SE	661,817	32,109,233
Bayer AG	725,090	40,083,691
Bayerische Motoren Werke AG	237,730	29,183,582
Bayerische Motoren Werke AG Preference Shares	31,632	3,595,996
Bechtle AG	59,052	2,339,943
Beiersdorf AG	77,255	10,219,584
Bilfinger SE	92,934	3,611,548
BioNTech SE ADR (a)	59,215	6,391,075
Brenntag SE	117,606	9,161,204
CANCOM SE	39,774	1,203,734
Carl Zeiss Meditec AG	26,637	2,878,199
CECONOMY AG (a)	122,597	307,633
Cliq Digital AG	4,073	110,647
Commerzbank AG	691,330	7,655,549
CompuGroup Medical SE & Co. KgaA	29,694	1,460,419
Continental AG	78,306	5,903,342
Covestro AG (a)(f)	135,512	7,034,400
CTS Eventim AG & Co. KGaA	34,484	2,176,436
CureVac NV (a)(b)	35,269	367,503
Daimler Truck Holding AG	344,947	12,419,131
Deutsche Bank AG	1,529,718	16,051,700
Deutsche Boerse AG	133,858	24,695,216
Deutsche Lufthansa AG (a)	514,011	5,259,614
Deutsche Pfandbriefbank AG (b)(f)	154,886	1,132,171
Deutsche Post AG	699,317	34,126,981
Deutsche Telekom AG	2,495,263	54,381,320
Deutz AG	89,113	523,542
DMG Mori AG	41,543	1,921,713
Duerr AG	34,517	1,116,185
DWS Group GmbH & Co. KGaA (f)	24,780	758,061
E.ON SE	1,689,305	21,526,618
Encavis AG (a)	120,560	1,976,253

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Evonik Industries AG	90,497	$1,720,903
Evotec SE (a)	88,218	1,983,627
Fielmann AG	19,580	1,042,455
Fraport AG Frankfurt Airport Services Worldwide (a)	39,284	2,094,084
Freenet AG	97,999	2,456,951
Fresenius Medical Care AG & Co. KGaA	162,636	7,766,371
Fresenius SE & Co. KGaA	305,766	8,463,199
FUCHS PETROLUB SE	40,886	1,309,205
FUCHS PETROLUB SE Preference Shares	51,296	2,027,014
GEA Group AG	133,146	5,565,000
Gerresheimer AG	31,547	3,548,474
Grand City Properties SA	90,173	707,835
GRENKE AG	19,582	570,418
Hamborner REIT AG	380,761	2,654,472
Hannover Rueck SE	44,326	9,398,704
Hapag-Lloyd AG (b)(f)	16,735	3,394,142
Heidelberg Materials AG	107,783	8,842,865
HelloFresh SE (a)	96,890	2,388,979
Henkel AG & Co. KGaA	83,595	5,882,540
Henkel AG & Co. KGaA Preference Shares	149,340	11,936,251
Hensoldt AG	5,209	170,945
HOCHTIEF AG	11,910	1,029,110
HUGO BOSS AG	49,151	3,836,244
Hypoport SE (a)	3,046	555,969
Infineon Technologies AG	969,160	39,952,117
Jenoptik AG	37,543	1,287,764
Jumia Technologies AG ADR (a)	93,893	321,114
Jungheinrich AG Preference Shares	34,484	1,261,844
K&S AG	159,560	2,777,447
KION Group AG	63,003	2,533,620
Krones AG	11,837	1,434,764
LANXESS AG	68,776	2,070,956
LEG Immobilien SE (a)(b)	49,172	2,823,961
Mercedes-Benz Group AG	582,504	46,818,174
Merck KGaA	106,526	17,613,126
METRO AG (a)	122,597	995,125
MorphoSys AG (a)	16,774	498,321
MTU Aero Engines AG	39,240	10,163,297
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	103,849	38,929,637
Nemetschek SE	39,209	2,936,216
New Work SE	1,961	264,436
Nordex SE (a)	75,452	915,790
Norma Group SE	36,512	674,002
PATRIZIA SE	57,351	682,013
Pfeiffer Vacuum Technology AG	4,863	790,525
Porsche Automobil Holding SE Preference Shares (a)	132,173	7,954,115
ProSiebenSat.1 Media SE (a)	167,526	1,561,229
Security Description	Shares	Value
Puma SE	69,197	$4,161,227
Rational AG	2,083	1,506,703
Rheinmetall AG	31,582	8,641,558
RWE AG	508,075	22,100,340
Salzgitter AG	75,780	2,739,883
SAP SE	785,594	107,255,407
Sartorius AG Preference Shares (b)	29,814	10,314,338
Schaeffler AG Preference Shares	123,244	759,022
Scout24 SE (f)	46,386	2,939,263
Siemens AG	530,531	88,291,601
Siemens Energy AG (a)	307,071	5,420,536
Siemens Healthineers AG (f)	201,707	11,412,436
Siltronic AG	14,774	1,128,291
Sixt SE	8,212	982,835
Sixt SE Preference Shares	11,914	930,670
Software AG	36,572	1,271,216
Stabilus SE	16,893	1,014,586
Stroeer SE & Co. KGaA (a)	29,948	1,453,961
Suedzucker AG	51,198	912,145
SUSE SA (a)	4,721	66,494
Symrise AG	93,101	9,753,061
TAG Immobilien AG (a)	128,808	1,217,267
Talanx AG	47,573	2,727,458
TeamViewer SE (a)(f)	72,413	1,162,128
Telefonica Deutschland Holding AG	383,921	1,079,397
thyssenkrupp AG	390,834	3,056,435
TUI AG (a)	467,525	3,321,575
Uniper SE (a)(b)	152,704	814,675
United Internet AG	46,385	652,818
Varta AG (a)(b)	19,806	405,265
Vitesco Technologies Group AG Class A (a)	15,342	1,262,892
Volkswagen AG	22,619	3,773,165
Volkswagen AG Preference Shares	133,977	17,970,011
Vonovia SE	589,985	11,518,543
Wacker Chemie AG	11,835	1,623,683
Zalando SE (a)(f)	130,844	3,762,912
		1,057,182,004
GHANA — 0.0% (e)
Tullow Oil PLC (a)(b)	1,358,334	487,682
GUATEMALA — 0.0% (e)
Millicom International Cellular SA SDR (a)(b)	44,619	680,978
HONG KONG — 1.8%
AIA Group Ltd.	8,614,600	86,952,870
Alliance International Education Leasing Holdings Ltd. (a)(b)(f)	480,000	294,005
ASMPT Ltd.	202,900	1,997,516
Bank of East Asia Ltd.	1,029,299	1,421,154
Cafe de Coral Holdings Ltd.	140,000	179,364

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Cathay Pacific Airways Ltd. (a)(b)	1,655,000	$1,691,620
Champion REIT	1,702,000	616,808
Chow Sang Sang Holdings International Ltd.	508,000	565,914
CK Asset Holdings Ltd.	831,531	4,605,115
CK Infrastructure Holdings Ltd.	287,500	1,520,669
CLP Holdings Ltd.	992,000	7,709,058
Dah Sing Banking Group Ltd.	658,125	489,609
Dah Sing Financial Holdings Ltd.	46,885	117,144
DFI Retail Group Holdings Ltd.	447,200	1,229,800
Esprit Holdings Ltd. (a)(b)	3,582,228	274,269
Fortune Real Estate Investment Trust	1,781,000	1,281,785
Futu Holdings Ltd. ADR (a)(b)	51,455	2,044,822
Haitong International Securities Group Ltd. (a)(b)	2,265,508	193,692
Hang Lung Group Ltd.	1,790,000	2,713,575
Hang Lung Properties Ltd.	2,006,000	3,097,338
Hang Seng Bank Ltd.	623,900	8,876,917
Henderson Land Development Co. Ltd.	215,869	641,828
HK Electric Investments & HK Electric Investments Ltd. Stapled Security	2,195,500	1,313,949
HKBN Ltd.	842,000	453,416
HKT Trust & HKT Ltd. Stapled Security	207,900	241,682
Hong Kong & China Gas Co. Ltd.	6,571,625	5,677,194
Hong Kong Exchanges & Clearing Ltd.	930,639	35,056,610
Hong Kong Technology Venture Co. Ltd. (b)	1,545,000	881,269
Hongkong Land Holdings Ltd.	1,561,100	6,088,290
Hysan Development Co. Ltd.	377,841	921,869
Jardine Matheson Holdings Ltd.	183,905	9,314,788
Johnson Electric Holdings Ltd.	112,537	143,892
Kerry Properties Ltd.	764,500	1,584,294
Link REIT	2,263,620	12,565,075
LK Technology Holdings Ltd. (b)	92,500	83,569
Long Well International Holdings Ltd. (a)(c)	3,424,000	—
Luk Fook Holdings International Ltd.	132,000	337,723
Man Wah Holdings Ltd.	834,000	556,596
Melco International Development Ltd. (a)	229,000	212,735
Melco Resorts & Entertainment Ltd. ADR (a)	109,922	1,342,148
Modern Dental Group Ltd.	756,000	291,341
Security Description	Shares	Value
MTR Corp. Ltd.	402,000	$1,846,719
New World Development Co. Ltd.	631,129	1,552,736
NWS Holdings Ltd.	1,792,000	2,032,882
Pacific Basin Shipping Ltd.	6,937,000	2,106,789
Pacific Textiles Holdings Ltd.	1,761,000	411,228
PAX Global Technology Ltd.	1,661,000	1,259,008
PCCW Ltd.	1,977,875	1,024,701
Perfect Medical Health Management Ltd.	1,438,000	711,972
Power Assets Holdings Ltd.	548,500	2,873,175
Prosperity REIT	1,842,000	413,690
Prudential PLC	1,912,150	26,947,783
Realord Group Holdings Ltd. (a)(b)	550,000	435,840
Shun Tak Holdings Ltd. (a)	760,000	119,286
Sino Land Co. Ltd.	6,260,132	7,692,758
Solomon Systech International Ltd. (b)	6,220,000	361,139
Sun Hung Kai Properties Ltd.	1,117,509	14,074,744
Sunlight Real Estate Investment Trust	1,542,000	566,695
Swire Pacific Ltd. Class A	25,500	195,400
Swire Pacific Ltd. Class B	892,500	1,124,081
Swire Properties Ltd.	963,600	2,368,238
Techtronic Industries Co. Ltd.	1,020,000	11,082,995
Value Partners Group Ltd. (b)	402,000	126,705
Vitasoy International Holdings Ltd.	230,000	286,451
Viva Goods Company Ltd. (a)	1,280,000	233,571
VTech Holdings Ltd.	198,900	1,304,579
Wharf Real Estate Investment Co. Ltd.	1,349,000	6,739,319
Yue Yuen Industrial Holdings Ltd.	921,500	1,204,114
Yuexiu Real Estate Investment Trust (b)	421,000	89,716
Zhuguang Holdings Group Co. Ltd. (a)(b)	3,808,000	340,148
		295,107,774
INDONESIA — 0.0% (e)
First Pacific Co. Ltd.	3,780,000	1,307,174
IRELAND — 0.5%
AerCap Holdings NV (a)	61,077	3,879,611
Amarin Corp. PLC ADR (a)(b)	213,773	254,390
Bank of Ireland Group PLC	681,340	6,495,324
C&C Group PLC	389,145	620,404
CRH PLC (b)	615,356	33,903,357
Dalata Hotel Group PLC (a)(b)	376,311	1,902,925
Fineos Corp. Ltd. CDI (a)	122,122	180,465
Glanbia PLC (b)	93,121	1,391,852
Greencore Group PLC (a)	321,107	298,423
Kerry Group PLC Class A (b)	114,766	11,191,247
Kingspan Group PLC	107,794	7,162,040

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Ryanair Holdings PLC ADR (a)	92,645	$10,246,537
Smurfit Kappa Group PLC	144,449	4,811,342
		82,337,917
ISRAEL — 0.6%
Airport City Ltd. (a)	46,321	608,135
Alony Hetz Properties & Investments Ltd.	104,388	811,824
Amot Investments Ltd.	132,496	693,730
Bank Hapoalim BM	788,298	6,453,467
Bank Leumi Le-Israel BM	999,084	7,427,944
Bezeq The Israeli Telecommunication Corp. Ltd.	1,598,866	1,950,031
Biondvax Pharmaceuticals Ltd. ADR (a)	29	39
Check Point Software Technologies Ltd. (a)	95,236	11,963,546
Compugen Ltd. (a)(b)	91,814	104,668
Elbit Systems Ltd.	18,118	3,769,142
Electra Ltd.	1,462	602,300
Enlight Renewable Energy Ltd. (a)	58,824	1,032,725
First International Bank Of Israel Ltd.	37,680	1,464,168
Gav-Yam Lands Corp. Ltd.	64,600	454,524
Global-e Online Ltd. (a)(b)	26,485	1,084,296
Harel Insurance Investments & Financial Services Ltd.	83,204	646,628
Icecure Medical Ltd. (a)	47,704	52,628
ICL Group Ltd.	330,702	1,791,215
Isracard Ltd.	38,784	161,576
Israel Discount Bank Ltd. Class A	852,961	4,229,236
Kornit Digital Ltd. (a)	136,208	4,000,429
Melisron Ltd.	14,925	965,251
Mivne Real Estate KD Ltd.	426,567	1,036,948
Mizrahi Tefahot Bank Ltd.	107,548	3,573,389
Nano Dimension Ltd. ADR (a)(b)	123,413	356,663
Nice Ltd. (a)	46,336	9,452,122
Nova Ltd. (a)	19,171	2,165,613
Oramed Pharmaceuticals, Inc. (a)(b)	41,248	147,668
Paz Oil Co. Ltd. (a)	6,814	730,803
Phoenix Holdings Ltd.	104,673	1,050,693
Plus500 Ltd.	77,186	1,437,611
Radware Ltd. (a)	29,390	569,872
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	7,807	460,937
Reit 1 Ltd.	984,223	4,309,846
Sapiens International Corp. NV	19,086	503,155
Shapir Engineering & Industry Ltd.	102,120	702,549
Shikun & Binui Ltd. (a)	181,168	385,237
Security Description	Shares	Value
Shufersal Ltd. (a)	1,127,446	$5,878,840
Sisram Medical Ltd. (b)(f)	297,600	354,693
Strauss Group Ltd. (a)	265,930	5,979,385
Teva Pharmaceutical Industries Ltd. ADR (a)	808,405	6,087,290
Tower Semiconductor Ltd. (a)	78,229	2,881,716
Wix.com Ltd. (a)	31,428	2,458,927
ZIM Integrated Shipping Services Ltd. (b)	55,133	683,098
		101,474,557
ITALY — 2.0%
A2A SpA	1,101,289	2,010,121
AMCO - Asset Management Co. SpA Class B (a)(b)(c)	97	—
Amplifon SpA	61,152	2,241,019
Anima Holding SpA (f)	204,924	761,934
Assicurazioni Generali SpA	875,357	17,782,375
Autogrill SpA (a)(b)	138,859	1,000,626
Azimut Holding SpA (b)	79,023	1,703,160
Banca Generali SpA (b)	54,068	1,858,128
Banca IFIS SpA	144,847	2,316,692
Banca Mediolanum SpA	184,609	1,668,065
Banca Monte dei Paschi di Siena SpA (a)	93	234
Banca Popolare di Sondrio SPA	543,419	2,262,393
Banco BPM SpA	755,976	3,505,273
BFF Bank SpA (f)	217,291	2,377,757
Biesse SpA	7,794	102,549
BPER Banca	1,039,825	3,156,038
Brembo SpA	332,211	4,921,967
Brunello Cucinelli SpA	24,925	2,191,771
Buzzi SpA	84,911	2,125,114
Coca-Cola HBC AG (a)	129,635	3,864,831
Davide Campari-Milano NV	388,165	5,374,065
De' Longhi SpA	54,914	1,199,422
DiaSorin SpA (b)	17,696	1,841,825
Enav SpA (f)	183,218	780,774
Enel SpA	5,536,773	37,258,552
Eni SpA	1,780,162	25,601,518
ERG SpA	39,625	1,166,369
Esprinet SpA (b)	301,162	1,826,837
Ferrari NV	79,449	25,960,326
FinecoBank Banca Fineco SpA	289,735	3,892,784
Hera SpA	543,389	1,613,704
Immobiliare Grande Distribuzione SIIQ SpA REIT (b)	395,771	1,044,923
Infrastrutture Wireless Italiane SpA (f)	172,593	2,274,652
Interpump Group SpA	147,996	8,215,272
Intesa Sanpaolo SpA	12,414,842	32,507,032
Iren SpA	2,239,959	4,156,897
Italgas SpA (b)	242,856	1,437,386
Iveco Group NV (a)	150,126	1,351,575

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Leonardo SpA	532,748	$6,041,868
Mediobanca Banca di Credito Finanziario SpA	314,611	3,761,918
MFE-MediaForEurope NV Class A	1,616,456	901,176
MFE-MediaForEurope NV Class B (b)	541,569	415,073
Moncler SpA	119,477	8,256,334
Nexi SpA (a)(f)	180,984	1,418,112
Pirelli & C SpA (a)(f)	293,814	1,450,174
Poste Italiane SpA (b)(f)	212,211	2,295,775
PRADA SpA	284,200	1,903,951
Prysmian SpA (b)	152,844	6,383,299
Recordati Industria Chimica e Farmaceutica SpA	117,609	5,613,626
Reply SpA	64,064	7,275,949
Saipem SpA (a)	15,294	21,274
Salvatore Ferragamo SpA (b)	51,125	841,123
Snam SpA	1,623,143	8,477,057
Technogym SpA (f)	130,202	1,204,588
Telecom Italia SpA (a)(b)(d)	10,824,539	3,044,509
Telecom Italia SpA (a)(d)	2,925,697	796,707
Terna - Rete Elettrica Nazionale	1,060,742	9,033,649
UniCredit SpA	1,474,973	34,219,554
Unipol Gruppo SpA (b)	272,387	1,453,480
UnipolSai Assicurazioni SpA (b)	3,015	7,467
Zignago Vetro SpA	295,067	5,028,362
		323,198,985
JAPAN — 21.4%
3-D Matrix Ltd. (a)(b)	322,600	383,901
ABC-Mart, Inc.	9,500	513,139
Acom Co. Ltd.	485,700	1,172,119
Activia Properties, Inc. REIT	169	470,630
ADEKA Corp.	22,400	423,947
Advance Residence Investment Corp. REIT	419	997,239
Advanced Media, Inc. (b)	6,800	98,094
Advantest Corp.	177,000	23,451,413
Aeon Co. Ltd.	928,820	18,906,067
AEON Financial Service Co. Ltd.	147,000	1,303,864
Aeon Mall Co. Ltd.	22,100	284,555
AEON REIT Investment Corp.	545	585,969
AGC, Inc. (b)	202,200	7,222,878
Aica Kogyo Co. Ltd.	13,300	290,505
Aidma Holdings, Inc. (a)(b)	4,600	86,249
Aiming, Inc. (b)	159,500	480,039
Ain Holdings, Inc.	6,000	210,676
Air Water, Inc.	202,200	2,788,845
Aisin Corp.	128,200	3,926,671
Ajinomoto Co., Inc.	486,500	19,266,794
Akita Bank Ltd.	16,555	191,396
Alconix Corp.	7,800	74,096
Security Description	Shares	Value
Alfresa Holdings Corp.	204,000	$3,040,205
Alps Alpine Co. Ltd.	203,000	1,765,462
Amada Co. Ltd.	284,500	2,781,323
Amano Corp.	23,000	481,849
ANA Holdings, Inc. (a)	113,800	2,697,470
AnGes, Inc. (a)(b)	38,900	30,144
Anritsu Corp.	34,000	288,518
Aoyama Trading Co. Ltd.	2,100	19,135
Aozora Bank Ltd. (b)	14,200	262,759
Arcs Co. Ltd.	21,600	367,335
As One Corp. (b)	10,000	393,123
Asahi Group Holdings Ltd.	459,936	17,737,456
Asahi Holdings, Inc.	33,200	445,852
Asahi Intecc Co. Ltd.	170,500	3,315,982
Asahi Kasei Corp.	980,150	6,591,523
Asics Corp.	203,400	6,221,548
Astellas Pharma, Inc.	1,660,500	24,688,930
Atom Corp. (a)(b)	703,000	4,148,884
Awa Bank Ltd.	2,310	31,725
Azbil Corp.	33,200	1,040,780
Bandai Namco Holdings, Inc.	550,600	12,651,210
Bank of Iwate Ltd.	204,955	2,901,290
Bank of Kyoto Ltd.	63,900	3,175,216
BASE, Inc. (a)(b)	61,500	113,609
BayCurrent Consulting, Inc.	210,100	7,803,071
Benefit One, Inc.	24,500	248,331
Benesse Holdings, Inc.	35,900	457,024
Bic Camera, Inc. (b)	170,500	1,259,861
BIPROGY, Inc.	19,300	471,767
Bridgestone Corp. (b)	430,565	17,552,074
Brother Industries Ltd.	203,200	2,951,662
CAICA DIGITAL, Inc. (a)(b)	1,010,780	440,579
Calbee, Inc.	15,800	298,105
Can Do Co. Ltd. (b)	5,300	90,793
Canon Marketing Japan, Inc. (b)	48,900	1,209,517
Canon, Inc. (b)	930,016	24,386,900
Capcom Co. Ltd.	109,700	4,322,424
Carenet, Inc.	136,000	882,610
Casio Computer Co. Ltd.	495,400	4,047,929
CellSource Co. Ltd. (a)(b)	9,100	175,093
Central Japan Railway Co.	141,500	17,680,769
Change Holdings, Inc. (b)	51,600	811,477
Chiba Bank Ltd. (b)	475,050	2,872,288
Chubu Electric Power Co., Inc.	489,265	5,947,615
Chugai Pharmaceutical Co. Ltd.	571,240	16,148,937
Chugin Financial Group, Inc.	202,200	1,210,248
Chugoku Electric Power Co., Inc. (a)	202,700	1,367,508
Citizen Watch Co. Ltd.	205,100	1,228,883
CKD Corp.	26,100	424,361
Coca-Cola Bottlers Japan Holdings, Inc. (b)	201,800	2,127,811
Coconala, Inc. (a)(b)	32,200	79,756

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COLOPL, Inc.	2,000	$8,994
Colowide Co. Ltd.	2,400	33,841
Comforia Residential REIT, Inc.	127	303,145
COMSYS Holdings Corp.	32,900	647,484
Concordia Financial Group Ltd.	980,300	3,815,801
COOKPAD, Inc. (a)(b)	202,900	240,052
Cosmo Energy Holdings Co. Ltd.	59,500	1,617,843
Cosmos Pharmaceutical Corp.	6,000	604,836
Credit Saison Co. Ltd.	489,300	7,462,980
Creek & River Co. Ltd.	9,600	130,648
CrowdWorks, Inc. (a)	51,500	469,980
Cyber Security Cloud, Inc. (a)(b)	31,300	672,408
CyberAgent, Inc.	181,100	1,313,127
Dai Nippon Printing Co. Ltd.	154,500	4,359,159
Daicel Corp.	206,100	1,833,775
Daido Steel Co. Ltd.	8,500	351,503
Daifuku Co. Ltd.	259,000	5,272,823
Dai-ichi Life Holdings, Inc.	827,200	15,670,070
Daiichi Sankyo Co. Ltd.	1,466,895	46,178,242
Daiichikosho Co. Ltd.	30,000	525,547
Daikin Industries Ltd.	209,310	42,380,442
Daio Paper Corp. (b)	41,700	326,162
Daiseki Co. Ltd.	21,720	609,365
Daishi Hokuetsu Financial Group, Inc.	1,517	32,589
Daito Trust Construction Co. Ltd.	43,155	4,354,763
Daiwa House Industry Co. Ltd.	492,900	12,931,655
Daiwa House REIT Investment Corp.	1,910	3,649,926
Daiwa Office Investment Corp. REIT	92	398,464
Daiwa Securities Group, Inc.	1,932,750	9,899,435
Daiwa Securities Living Investments Corp. REIT	570	451,157
Daiwabo Holdings Co. Ltd.	40,000	768,118
DCM Holdings Co. Ltd.	49,200	415,290
Demae-Can Co. Ltd. (a)(b)	1,200	3,346
DeNA Co. Ltd. (b)	202,800	2,623,835
Denka Co. Ltd.	7,000	131,370
Denso Corp.	414,310	27,647,421
Dentsu Group, Inc. (b)	204,000	6,652,036
Descente Ltd.	37,600	1,062,691
Dexerials Corp. (b)	53,900	1,169,104
DIC Corp. (b)	36,700	662,979
Digital Garage, Inc.	12,500	331,667
dip Corp.	32,300	798,924
Disco Corp.	55,500	8,682,015
DMG Mori Co. Ltd. (b)	27,200	468,216
Dowa Holdings Co. Ltd.	4,400	138,391
Duskin Co. Ltd.	18,300	407,440
Security Description	Shares	Value
East Japan Railway Co.	287,700	$15,898,294
Ebara Corp. (b)	54,300	2,578,344
Eisai Co. Ltd.	208,651	14,037,585
Electric Power Development Co. Ltd. Class C	196,200	2,876,451
EM Systems Co. Ltd. (b)	32,700	179,184
en Japan, Inc.	33,700	577,774
ENEOS Holdings, Inc.	2,384,000	8,154,769
eRex Co. Ltd.	100,700	786,594
euglena Co. Ltd. (a)(b)	425,000	2,617,013
EXEO Group, Inc.	12,400	247,854
Ezaki Glico Co. Ltd. (b)	48,500	1,264,386
FAN Communications, Inc.	5,200	14,391
Fancl Corp.	16,900	280,624
FANUC Corp.	753,975	26,249,713
Fast Retailing Co. Ltd.	127,500	32,392,154
Feed One Co. Ltd.	700,480	3,494,282
Financial Partners Group Co. Ltd.	207,200	1,817,758
FINDEX, Inc. (b)	188,900	844,290
Fixstars Corp.	7,700	80,018
Focus Systems Corp.	13,300	97,080
Food & Life Cos. Ltd.	27,000	523,244
Foster Electric Co. Ltd.	284,500	1,838,468
FP Corp.	11,600	234,873
Freee KK (a)(b)	3,100	69,814
Fronteo, Inc. (a)(b)	12,000	65,507
Frontier Real Estate Investment Corp. REIT (b)	177	573,121
Fuji Corp.	29,600	520,486
Fuji Electric Co. Ltd.	102,400	4,456,332
Fuji Kyuko Co. Ltd.	11,500	439,202
Fuji Oil Holdings, Inc.	20,000	275,297
Fuji Seal International, Inc.	17,500	183,917
Fuji Soft, Inc.	21,600	691,929
FUJIFILM Holdings Corp.	366,010	21,628,612
Fujikura Ltd.	180,500	1,501,721
Fujitec Co. Ltd. (b)	30,500	774,660
Fujitsu General Ltd.	23,800	516,722
Fujitsu Ltd.	140,551	18,082,443
Fukuoka Financial Group, Inc.	492,334	10,127,021
Fukuoka REIT Corp. (b)	10	11,478
Fukuyama Transporting Co. Ltd.	9,000	249,075
Funai Soken Holdings, Inc. (b)	41,400	728,120
Furukawa Electric Co. Ltd.	205,455	3,606,319
Fuyo General Lease Co. Ltd.	10,000	763,829
GA Technologies Co. Ltd. (a)	15,300	149,787
Gakujo Co. Ltd.	17,400	227,891
giftee, Inc. (a)(b)	33,500	432,266
Glory Ltd.	15,000	299,253
GLP J-Reit	2,842	2,794,120
GMO internet group, Inc.	26,400	502,300
GMO Payment Gateway, Inc.	31,600	2,448,680
GNI Group Ltd. (a)(b)	36,900	357,422

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Godo Steel Ltd.	52,000	$1,313,177
Goldwin, Inc.	31,600	2,667,312
GS Yuasa Corp.	74,100	1,440,114
Gumi, Inc. (a)(b)	561,600	2,471,219
GungHo Online Entertainment, Inc.	8,100	158,318
Gunma Bank Ltd.	288,300	1,053,985
Gunosy, Inc. (a)	13,600	56,927
Gurunavi, Inc. (a)	5,200	12,556
H.U. Group Holdings, Inc.	20,000	380,738
Hachijuni Bank Ltd.	483,800	2,090,045
Hakuhodo DY Holdings, Inc.	206,600	2,161,270
Hamamatsu Photonics KK	203,000	9,868,046
Hankyu Hanshin Holdings, Inc.	207,700	6,833,040
Hankyu Hanshin REIT, Inc.	2,854	2,857,258
Hanwa Co. Ltd.	18,700	585,446
Harmonic Drive Systems, Inc. (b)	10,200	325,333
Haseko Corp.	207,000	2,539,253
Hazama Ando Corp.	162,500	1,208,617
HEALIOS KK (a)(b)	447,800	845,812
Heiwa Real Estate REIT, Inc.	772	780,359
Hikari Tsushin, Inc.	5,000	712,630
Hino Motors Ltd. (a)	203,700	859,420
Hirogin Holdings, Inc.	197,000	1,112,201
Hirose Electric Co. Ltd.	22,240	2,935,123
HIS Co. Ltd. (a)	46,700	658,488
Hisamitsu Pharmaceutical Co., Inc.	23,800	620,791
Hitachi Construction Machinery Co. Ltd.	13,700	381,801
Hitachi Ltd.	677,395	41,693,056
Hitachi Zosen Corp.	134,100	880,485
Hokkoku Financial Holdings, Inc. (b)	16,555	475,340
Hokuhoku Financial Group, Inc.	28,600	227,458
Hokuriku Electric Power Co. (a)(b)	204,600	1,097,495
Honda Motor Co. Ltd.	1,283,175	38,539,196
Horiba Ltd. (b)	4,900	279,046
Hoshino Resorts REIT, Inc.	98	419,027
Hoshizaki Corp.	30,800	1,098,729
House Foods Group, Inc.	12,000	266,095
Hoya Corp.	285,106	33,681,703
Hulic Co. Ltd. (b)	435,300	3,707,436
Hulic Reit, Inc.	1,701	1,894,773
Hyakugo Bank Ltd.	202,550	585,781
Ibiden Co. Ltd.	172,300	9,656,000
IBJ, Inc. (b)	17,100	78,676
Ichigo Office REIT Investment Corp. (b)	9,823	6,075,872
Idemitsu Kosan Co. Ltd.	181,294	3,619,985
IHI Corp.	139,900	3,763,318
Iida Group Holdings Co. Ltd.	188,600	3,165,625
Iino Kaiun Kaisha Ltd.	158,000	925,907
Security Description	Shares	Value
Inaba Denki Sangyo Co. Ltd.	23,600	$534,749
Industrial & Infrastructure Fund Investment Corp. REIT	160	167,821
I-NE Co. Ltd. (a)	42,800	814,336
Infomart Corp. (b)	975,800	2,214,428
INFRONEER Holdings, Inc.	135,812	1,273,223
Inpex Corp.	703,100	7,773,576
Intage Holdings, Inc. (b)	484,700	5,479,640
Internet Initiative Japan, Inc.	46,000	859,467
Invincible Investment Corp. REIT	4,686	1,854,493
IR Japan Holdings Ltd.	3,600	40,549
Iriso Electronics Co. Ltd.	4,400	126,793
Isetan Mitsukoshi Holdings Ltd. (b)	285,800	2,890,923
Istyle, Inc. (a)(b)	718,100	2,742,527
Isuzu Motors Ltd.	678,900	8,173,010
ITmedia, Inc.	9,100	83,800
Ito En Ltd.	8,200	225,176
ITOCHU Corp. (b)	1,053,550	41,453,896
Itochu Techno-Solutions Corp.	23,600	593,694
Itoham Yonekyu Holdings, Inc.	145,500	728,834
Iwatani Corp.	18,400	968,026
Iyogin Holdings, Inc. (b)	207,900	1,162,807
Izumi Co. Ltd.	6,100	144,592
J Front Retailing Co. Ltd.	202,600	1,932,294
Jade Group, Inc. (a)(b)	26,200	321,031
JAFCO Group Co. Ltd.	41,100	524,076
Jamco Corp. (a)	89,400	966,152
Japan Airlines Co. Ltd.	14,000	302,211
Japan Airport Terminal Co. Ltd.	63,900	2,873,698
Japan Elevator Service Holdings Co. Ltd.	51,200	666,324
Japan Excellent, Inc. REIT (b)	2,028	1,758,110
Japan Exchange Group, Inc.	490,700	8,514,724
Japan Hotel REIT Investment Corp.	2,843	1,445,743
Japan Logistics Fund, Inc. REIT	37	79,998
Japan Metropolitan Fund Invest REIT	5,141	3,425,318
Japan Petroleum Exploration Co. Ltd.	98,900	2,942,332
Japan Post Bank Co. Ltd.	1,091,700	8,489,783
Japan Post Holdings Co. Ltd.	1,686,400	12,093,635
Japan Post Insurance Co. Ltd.	137,100	2,055,053
Japan Prime Realty Investment Corp. REIT (b)	120	289,342
Japan Real Estate Investment Corp. REIT	770	2,919,431
Japan Steel Works Ltd.	31,100	661,872

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Japan Tobacco, Inc. (b)	837,200	$18,263,338
JCR Pharmaceuticals Co. Ltd. (b)	24,400	214,229
Jeol Ltd.	15,300	539,234
JFE Holdings, Inc.	491,410	6,969,872
JGC Holdings Corp.	203,900	2,631,013
JMDC, Inc.	24,400	962,934
JSR Corp.	308,500	8,772,512
JTEKT Corp.	204,900	1,850,033
Justsystems Corp.	13,100	363,267
Kadokawa Corp. (b)	46,800	1,113,862
Kagome Co. Ltd.	11,700	254,747
Kajima Corp.	347,637	5,219,305
Kakaku.com, Inc.	206,300	2,944,594
Kaken Pharmaceutical Co. Ltd.	36,900	919,596
Kamakura Shinsho Ltd.	128,900	645,682
Kamigumi Co. Ltd.	18,400	415,014
Kaneka Corp.	7,600	211,434
Kansai Electric Power Co., Inc.	978,600	12,224,460
Kansai Paint Co. Ltd.	206,300	3,018,102
Kao Corp. (b)	458,800	16,550,892
Kaonavi, Inc. (a)(b)	5,800	82,705
Katitas Co. Ltd.	20,300	348,036
Kawasaki Heavy Industries Ltd.	40,200	1,021,862
Kawasaki Kisen Kaisha Ltd. (b)	116,500	2,836,431
KDDI Corp.	1,292,100	39,781,679
Keihan Holdings Co. Ltd. (b)	22,700	595,554
Keikyu Corp.	208,000	1,830,532
Keio Corp.	83,800	2,622,392
Keisei Electric Railway Co. Ltd.	204,100	8,410,555
Kenedix Office Investment Corp. REIT	84	201,377
Kenedix Residential Next Investment Corp. REIT (b)	223	361,497
Kenedix Retail REIT Corp.	237	476,345
Kewpie Corp. (b)	5,500	89,653
Key Coffee, Inc. (b)	16,100	230,135
Keyence Corp.	141,900	66,613,035
Kikkoman Corp.	109,000	6,177,936
Kinden Corp.	43,500	585,528
Kintetsu Group Holdings Co. Ltd.	119,410	4,117,615
Kirin Holdings Co. Ltd. (b)	694,100	10,092,027
Kiyo Bank Ltd.	494,700	5,051,906
KNT-CT Holdings Co. Ltd. (a)(b)	71,300	709,374
Kobayashi Pharmaceutical Co. Ltd.	14,300	773,794
Kobe Bussan Co. Ltd.	127,000	3,273,961
Kobe Steel Ltd.	284,499	2,599,238
Koei Tecmo Holdings Co. Ltd.	42,120	724,318
Koito Manufacturing Co. Ltd.	176,500	3,165,851
Security Description	Shares	Value
Kokuyo Co. Ltd. (b)	171,300	$2,341,323
Komatsu Ltd.	828,420	22,244,425
Konami Group Corp.	87,100	4,532,322
Konica Minolta, Inc. (b)	780,775	2,691,806
Kosaido Holdings Co. Ltd.	77,700	1,128,931
Kose Corp.	10,300	982,717
Kotobuki Spirits Co. Ltd.	9,600	698,737
K's Holdings Corp.	202,600	1,759,880
Kubota Corp. (b)	997,650	14,488,306
Kuraray Co. Ltd. (b)	284,100	2,748,911
Kureha Corp.	8,000	454,423
Kurita Water Industries Ltd.	174,310	6,625,794
Kusuri No. Aoki Holdings Co. Ltd.	7,000	392,244
Kyocera Corp.	256,200	13,810,179
Kyoritsu Maintenance Co. Ltd.	1,200	45,365
Kyowa Kirin Co. Ltd.	204,100	3,761,874
Kyudenko Corp.	8,200	218,992
Kyushu Electric Power Co., Inc. (a)	286,600	1,825,269
Kyushu Financial Group, Inc.	203,900	855,749
Kyushu Railway Co.	107,900	2,312,010
LaSalle Logiport REIT	298	311,536
Lasertec Corp.	48,400	7,224,755
Lawson, Inc.	12,900	570,051
Leopalace21 Corp. (a)(b)	1,600	2,956
LIFENET INSURANCE Co. (a)	135,000	1,005,950
LIKE, Inc. (b)	6,200	72,194
Lion Corp. (b)	202,400	1,879,974
Lixil Corp.	204,200	2,576,959
M3, Inc.	425,900	9,161,263
Mabuchi Motor Co. Ltd. (b)	42,900	1,189,630
Makita Corp.	205,400	5,735,596
Mani, Inc.	21,000	246,636
Marubeni Corp.	1,599,450	27,001,474
Maruha Nichiro Corp.	10,200	170,853
Marui Group Co. Ltd.	204,500	3,548,525
Maruichi Steel Tube Ltd.	65,500	1,493,220
MatsukiyoCocokara & Co.	97,060	5,423,971
Matsuya Co. Ltd.	489,300	3,845,745
Mazda Motor Corp.	491,900	4,742,537
McDonald's Holdings Co. Japan Ltd. (b)	61,600	2,390,950
Mebuki Financial Group, Inc.	693,100	1,638,101
Medical Data Vision Co. Ltd.	3,800	19,061
Medipal Holdings Corp.	493,699	8,030,486
Medley, Inc. (a)	28,100	1,038,185
MedPeer, Inc. (a)(b)	25,600	178,537
MEIJI Holdings Co. Ltd.	191,400	4,261,426
Meiko Network Japan Co. Ltd.	489,200	2,206,790
Meitec Corp.	31,500	539,184
Menicon Co. Ltd.	20,200	350,584
Mercari, Inc. (a)(b)	25,300	587,973
Milbon Co. Ltd. (b)	22,600	768,370

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
MINEBEA MITSUMI, Inc.	285,800	$5,348,801
MIRAIT ONE Corp.	39,700	497,297
MISUMI Group, Inc.	206,400	4,097,012
Mitsubishi Chemical Group Corp.	1,186,900	7,088,470
Mitsubishi Corp.	1,110,138	53,227,636
Mitsubishi Electric Corp.	1,807,450	25,348,194
Mitsubishi Estate Co. Ltd.	983,625	11,637,311
Mitsubishi Estate Logistics REIT Investment Corp. (b)	139	397,184
Mitsubishi Gas Chemical Co., Inc.	204,100	2,952,026
Mitsubishi HC Capital, Inc.	484,900	2,866,759
Mitsubishi Heavy Industries Ltd.	231,510	10,749,394
Mitsubishi Logistics Corp.	65,500	1,608,327
Mitsubishi Materials Corp.	17,100	305,655
Mitsubishi Motors Corp.	699,800	2,426,193
Mitsubishi UFJ Financial Group, Inc.	9,004,124	66,346,505
Mitsui & Co. Ltd.	1,114,926	41,739,818
Mitsui Chemicals, Inc.	167,210	4,892,456
Mitsui Fudosan Co. Ltd.	702,800	13,909,153
Mitsui Fudosan Logistics Park, Inc. REIT	136	470,474
Mitsui High-Tec, Inc. (b)	18,500	1,250,528
Mitsui Mining & Smelting Co. Ltd.	25,400	581,510
Mitsui OSK Lines Ltd. (b)	219,565	5,250,055
Miura Co. Ltd.	16,300	421,780
Mixi, Inc.	2,100	38,866
Mizuho Financial Group, Inc.	1,828,870	27,824,991
Mochida Pharmaceutical Co. Ltd.	12,000	273,152
Monex Group, Inc.	72,300	276,124
Money Forward, Inc. (a)(b)	21,600	848,697
MonotaRO Co. Ltd.	142,100	1,792,288
Mori Hills REIT Investment Corp. Class C,	482	491,554
Mori Trust Reit, Inc.	474	236,123
Morinaga & Co. Ltd.	20,900	651,430
Morinaga Milk Industry Co. Ltd.	12,000	391,711
MS&AD Insurance Group Holdings, Inc.	375,799	13,249,882
m-up Holdings, Inc.	11,400	88,181
Murata Manufacturing Co. Ltd.	519,700	29,613,929
Musashino Bank Ltd.	208,555	3,136,947
Nabtesco Corp. (b)	15,000	327,844
Nachi-Fujikoshi Corp. (b)	1,500	42,343
Nagase & Co. Ltd.	175,600	2,903,077
Nagawa Co. Ltd.	10,700	509,330
Nagoya Railroad Co. Ltd.	190,400	3,045,662
Nakanishi, Inc.	32,700	719,452
Nankai Electric Railway Co. Ltd.	29,100	648,300
Security Description	Shares	Value
NANO MRNA Co. Ltd. (a)(b)	492,900	$702,511
Nanto Bank Ltd.	208,355	3,510,184
NEC Corp.	168,600	8,124,669
NEC Networks & System Integration Corp.	32,100	440,630
NET One Systems Co. Ltd.	18,600	405,240
Nexon Co. Ltd.	408,300	7,760,059
NexTone, Inc. (a)(b)	18,000	289,549
NGK Insulators Ltd.	207,900	2,465,428
NH Foods Ltd.	28,800	777,312
NHK Spring Co. Ltd.	204,700	1,484,955
Nichias Corp.	24,600	508,901
Nichirei Corp.	201,600	4,297,434
Nidec Corp.	473,800	25,716,685
Nifco, Inc.	5,000	147,335
Nihon Kohden Corp.	21,800	579,483
Nihon M&A Center Holdings, Inc.	65,400	497,055
Nihon Parkerizing Co. Ltd.	40,600	300,283
Nikkon Holdings Co. Ltd.	14,700	291,640
Nikon Corp.	491,100	6,311,400
Nintendo Co. Ltd.	831,800	37,649,259
Nippon Accommodations Fund, Inc. REIT	119	534,341
Nippon Building Fund, Inc. REIT (b)	1,065	4,170,547
Nippon Electric Glass Co. Ltd. (b)	33,700	590,015
NIPPON EXPRESS HOLDINGS, Inc. (b)	60,700	3,403,416
Nippon Gas Co. Ltd.	43,500	608,401
Nippon Kayaku Co. Ltd.	151,400	1,286,327
Nippon Paint Holdings Co. Ltd.	1,028,900	8,421,411
Nippon Paper Industries Co. Ltd. (a)	4,200	34,406
Nippon Parking Development Co. Ltd. Class C (b)	1,192,900	1,848,754
Nippon Prologis REIT, Inc.	2,020	4,043,214
NIPPON REIT Investment Corp. (b)	97	229,187
Nippon Sanso Holdings Corp.	202,900	4,368,664
Nippon Shinyaku Co. Ltd.	18,500	751,852
Nippon Shokubai Co. Ltd.	12,200	453,274
Nippon Steel Corp.	692,700	14,397,003
Nippon Telegraph & Telephone Corp.	20,962,500	24,728,310
Nippon Television Holdings, Inc.	2,000	18,944
Nippon Yusen KK (b)	319,365	7,048,634
Nipro Corp.	181,300	1,278,828
Nishimatsu Construction Co. Ltd.	24,600	595,703
Nishi-Nippon Railroad Co. Ltd.	16,000	270,606
Nissan Chemical Corp.	95,900	4,093,175
Nissan Motor Co. Ltd.	1,955,741	7,959,088

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Nissei ASB Machine Co. Ltd.	4,300	$121,829
Nisshin Seifun Group, Inc.	205,600	2,531,326
Nisshinbo Holdings, Inc. (b)	190,100	1,565,150
Nissin Foods Holdings Co. Ltd.	55,900	4,606,282
Nissui Corp.	1,479,000	6,611,422
Niterra Co. Ltd.	189,500	3,779,905
Nitori Holdings Co. Ltd.	52,800	5,883,309
Nitto Boseki Co. Ltd.	14,600	231,018
Nitto Denko Corp.	160,100	11,774,747
NOF Corp.	56,800	2,421,963
NOK Corp.	53,700	780,040
Nomura Holdings, Inc.	2,006,085	7,594,906
Nomura Real Estate Holdings, Inc.	33,900	800,738
Nomura Real Estate Master Fund, Inc. REIT	2,862	3,289,018
Nomura Research Institute Ltd.	329,200	9,021,768
NSD Co. Ltd.	29,700	592,829
NSK Ltd.	286,500	1,818,488
NTN Corp.	473,200	993,316
NTT Data Corp.	826,000	11,469,762
NTT UD REIT Investment Corp.	285	266,001
Obayashi Corp.	493,250	4,245,359
Obic Co. Ltd.	36,900	5,882,146
Odakyu Electric Railway Co. Ltd.	284,899	3,795,434
Ogaki Kyoritsu Bank Ltd.	16,555	210,982
Oisix ra daichi, Inc. (a)	4,200	71,426
Oji Holdings Corp.	507,900	1,889,141
Oki Electric Industry Co. Ltd.	3,600	22,392
Okinawa Financial Group, Inc.	205,000	2,940,222
OKUMA Corp.	11,800	627,412
Olympus Corp.	986,200	15,461,509
Omron Corp.	203,700	12,357,156
OncoTherapy Science, Inc. (a)(b)	472,200	130,681
Ono Pharmaceutical Co. Ltd.	486,400	8,769,906
Open House Group Co. Ltd.	21,200	757,881
Oracle Corp. Japan	8,500	628,671
Oriental Land Co. Ltd.	848,700	32,888,703
ORIX Corp.	982,700	17,762,506
Orix JREIT, Inc.	2,005	2,460,906
Osaka Gas Co. Ltd.	294,000	4,490,296
OSAKA Titanium Technologies Co. Ltd.	113,800	2,314,816
OSG Corp.	39,500	562,568
Otsuka Corp.	104,300	4,031,716
Otsuka Holdings Co. Ltd.	487,200	17,767,539
Outsourcing, Inc.	45,700	430,488
PALTAC Corp.	12,000	396,112
Pan Pacific International Holdings Corp.	314,400	5,596,923
Panasonic Holdings Corp.	1,773,650	21,517,939
Security Description	Shares	Value
Park24 Co. Ltd. (a)	50,100	$676,620
Penta-Ocean Construction Co. Ltd.	197,700	1,056,105
PeptiDream, Inc. (a)(b)	25,100	371,633
Persol Holdings Co. Ltd.	195,600	3,503,708
Pharma Foods International Co. Ltd. (b)	155,500	2,233,494
Pigeon Corp. (b)	188,300	2,585,404
Pilot Corp. (b)	15,200	479,026
Pola Orbis Holdings, Inc. (b)	30,800	446,439
Precision System Science Co. Ltd. (a)	34,700	82,348
Procrea Holdings, Inc. (b)	1,010	14,227
Raccoon Holdings, Inc.	11,200	52,771
Rakus Co. Ltd.	31,300	526,124
Rakuten Group, Inc.	493,500	1,703,785
Recruit Holdings Co. Ltd.	1,186,000	37,442,267
Relo Group, Inc.	128,200	1,734,051
Remixpoint, Inc. (b)	124,300	181,460
Renesas Electronics Corp. (a)	914,700	17,096,634
Rengo Co. Ltd.	291,400	1,786,081
RENOVA, Inc. (a)(b)	15,500	173,730
ReproCELL, Inc. (a)(b)	492,700	1,053,339
Resona Holdings, Inc.	1,679,300	8,020,347
Resonac Holdings Corp.	179,100	2,882,254
Resorttrust, Inc.	37,100	547,638
Ricoh Co. Ltd.	489,700	4,141,960
Ringer Hut Co. Ltd. (a)(b)	900	15,598
Rinnai Corp.	15,300	331,437
Riso Kyoiku Co. Ltd.	790,918	1,439,177
Rock Field Co. Ltd. (b)	488,500	5,042,668
Rohm Co. Ltd.	54,800	5,126,066
Rohto Pharmaceutical Co. Ltd.	190,502	4,271,747
Ryohin Keikaku Co. Ltd.	172,100	1,693,792
Sakata Seed Corp.	12,700	365,970
SanBio Co. Ltd. (a)(b)	187,500	793,925
San-In Godo Bank Ltd.	202,650	1,130,079
Sanken Electric Co. Ltd.	11,100	1,031,397
Sankyo Co. Ltd.	10,000	402,671
Sankyu, Inc.	7,300	239,806
Sanrio Co. Ltd.	64,700	2,760,611
Sansan, Inc. (a)	32,400	376,601
Santen Pharmaceutical Co. Ltd.	286,600	2,430,057
Sanwa Holdings Corp.	202,900	2,618,812
Sapporo Holdings Ltd.	17,300	443,467
Sawai Group Holdings Co. Ltd.	12,300	308,489
SBI Holdings, Inc.	203,500	3,897,947
SBI Shinsei Bank Ltd. (b)	51,200	995,590
SCREEN Holdings Co. Ltd.	13,100	1,471,920
SCSK Corp.	39,300	614,373
Secom Co. Ltd.	208,748	14,065,775
Sega Sammy Holdings, Inc.	190,800	4,055,333
Seibu Holdings, Inc.	204,400	2,095,830

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Seiko Epson Corp.	286,900	$4,444,384
Seino Holdings Co. Ltd.	203,600	2,880,700
Sekisui Chemical Co. Ltd.	285,700	4,095,689
Sekisui House Ltd.	491,100	9,872,287
Sekisui House Reit, Inc.	4,771	2,769,481
Senko Group Holdings Co. Ltd.	56,600	405,307
Seria Co. Ltd.	20,100	319,297
Seven & i Holdings Co. Ltd.	551,828	23,690,405
Seven Bank Ltd.	494,600	968,771
SG Holdings Co. Ltd.	460,100	6,517,831
Sharp Corp. (a)(b)	173,700	966,115
SHIFT, Inc. (a)	4,000	724,946
Shiga Bank Ltd.	2,310	43,152
Shikoku Bank Ltd.	1,820	10,766
Shikoku Electric Power Co., Inc. (a)	203,700	1,383,133
Shimadzu Corp.	209,400	6,415,216
Shimamura Co. Ltd.	9,000	848,099
Shimano, Inc.	52,500	8,703,082
Shimizu Corp.	489,813	3,084,905
Shin-Etsu Chemical Co. Ltd.	1,592,885	52,546,966
Shinko Electric Industries Co. Ltd.	28,200	1,141,775
Shionogi & Co. Ltd.	208,300	8,747,923
Ship Healthcare Holdings, Inc.	19,200	316,159
Shiseido Co. Ltd.	291,400	13,090,671
Shizuoka Financial Group, Inc.	479,500	3,446,919
SHO-BOND Holdings Co. Ltd. (b)	17,600	696,036
Shochiku Co. Ltd.	3,400	257,820
Skylark Holdings Co. Ltd. (a)(b)	197,400	2,459,049
SMC Corp.	42,100	23,150,849
SMS Co. Ltd.	185,200	3,681,320
SoftBank Corp.	1,949,300	20,769,516
SoftBank Group Corp.	731,272	34,267,861
Sohgo Security Services Co. Ltd.	131,000	737,954
Sojitz Corp.	176,200	3,873,023
Sompo Holdings, Inc.	317,700	14,197,421
Sony Group Corp.	954,220	85,594,924
Sosei Group Corp. (a)(b)	30,300	314,457
Sotetsu Holdings, Inc.	83,200	1,459,533
Sourcenext Corp. (a)(b)	1,026,800	1,413,728
Square Enix Holdings Co. Ltd.	63,700	2,947,560
Stanley Electric Co. Ltd.	195,773	3,929,411
Starts Proceed Investment Corp. REIT	51	82,215
Subaru Corp.	491,600	9,193,585
Sugi Holdings Co. Ltd.	8,100	359,788
SUMCO Corp.	201,500	2,827,288
Sumitomo Bakelite Co. Ltd.	15,300	631,647
Sumitomo Chemical Co. Ltd.	1,921,450	5,802,836
Security Description	Shares	Value
Sumitomo Corp.	1,021,375	$21,489,614
Sumitomo Electric Industries Ltd.	778,320	9,461,433
Sumitomo Forestry Co. Ltd. (b)	200,600	4,834,053
Sumitomo Heavy Industries Ltd. (b)	14,800	352,042
Sumitomo Metal Mining Co. Ltd.	165,800	5,312,345
Sumitomo Mitsui Financial Group, Inc.	985,700	42,003,157
Sumitomo Mitsui Trust Holdings, Inc.	268,955	9,514,422
Sumitomo Osaka Cement Co. Ltd.	8,800	231,545
Sumitomo Pharma Co. Ltd.	189,900	839,562
Sumitomo Realty & Development Co. Ltd.	301,100	7,401,725
Sumitomo Rubber Industries Ltd.	204,200	1,969,452
Sumitomo Warehouse Co. Ltd. (b)	68,000	1,114,083
Sun Corp.	3,000	36,946
Sun Frontier Fudousan Co. Ltd.	3,100	30,606
Sundrug Co. Ltd.	58,600	1,730,410
Suntory Beverage & Food Ltd.	86,900	3,133,655
SUNWELS Co. Ltd. (b)	129,900	3,136,617
Suruga Bank Ltd.	203,300	811,597
Suzuken Co. Ltd.	11,800	319,462
Suzuki Motor Corp.	358,100	12,886,001
SymBio Pharmaceuticals Ltd. (a)(b)	36,600	110,406
Sysmex Corp.	142,400	9,657,210
Systena Corp.	162,400	328,092
T&D Holdings, Inc.	573,900	8,360,234
Tadano Ltd.	5,200	41,176
Taiheiyo Cement Corp.	17,700	347,730
Taisei Corp.	194,487	6,756,282
Taisho Pharmaceutical Holdings Co. Ltd.	6,300	236,073
Taiyo Yuden Co. Ltd.	288,100	8,146,571
Takara Bio, Inc.	19,600	223,481
Takara Holdings, Inc.	186,000	1,503,726
Takashimaya Co. Ltd. (b)	153,200	2,133,681
Takeda Pharmaceutical Co. Ltd.	1,126,615	35,286,859
Takeuchi Manufacturing Co. Ltd.	31,700	971,605
Takuma Co. Ltd.	33,400	341,083
Tatsuta Electric Wire & Cable Co. Ltd. (a)	182,500	900,284
TDK Corp.	308,365	11,877,178
TechnoPro Holdings, Inc.	29,400	631,184
Teijin Ltd.	492,210	4,908,989
tella, Inc. (a)(c)	600	—

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
TerraSky Co. Ltd. (a)	24,200	$469,316
Terumo Corp.	492,100	15,532,295
THK Co. Ltd. (b)	14,200	289,335
TIS, Inc.	166,000	4,124,302
Toagosei Co. Ltd. (b)	55,100	491,015
Tobu Railway Co. Ltd.	195,300	5,213,045
Toda Corp.	191,000	1,067,755
Toei Animation Co. Ltd. (b)	7,700	706,417
Toei Co. Ltd.	3,400	431,190
Toho Bank Ltd.	12,101	18,922
Toho Co. Ltd.	202,800	7,676,471
Toho Gas Co. Ltd.	29,600	510,451
Toho Holdings Co. Ltd.	13,500	247,238
Tohoku Electric Power Co., Inc. (a)	489,100	3,012,397
Tokai Carbon Co. Ltd. (b)	203,500	1,855,696
Tokio Marine Holdings, Inc.	1,547,595	35,495,053
Tokuyama Corp.	9,100	149,122
Tokyo Century Corp.	40,700	1,457,524
Tokyo Electric Power Co. Holdings, Inc. (a)	983,175	3,585,509
Tokyo Electron Ltd.	350,365	49,839,170
Tokyo Gas Co. Ltd.	296,795	6,453,985
Tokyo Ohka Kogyo Co. Ltd.	14,100	855,648
Tokyo Seimitsu Co. Ltd.	14,500	795,551
Tokyo Tatemono Co. Ltd.	202,700	2,595,194
Tokyu Corp.	508,275	6,099,581
Tokyu Fudosan Holdings Corp.	287,200	1,635,749
Tokyu REIT, Inc.	379	504,249
Topcon Corp.	45,200	659,229
TOPPAN, Inc.	192,300	4,124,468
Toray Industries, Inc.	1,779,550	9,854,719
Torikizoku Holdings Co. Ltd. (b)	34,800	623,118
Toshiba Corp.	470,351	14,699,384
Tosoh Corp.	148,400	1,744,433
TOTO Ltd.	187,800	5,619,642
Toyo Seikan Group Holdings Ltd.	201,600	2,952,829
Toyo Suisan Kaisha Ltd.	72,700	3,270,959
Toyo Tire Corp. (b)	202,600	2,669,607
Toyoda Gosei Co. Ltd.	16,000	301,325
Toyota Boshoku Corp.	36,100	640,776
Toyota Industries Corp.	203,400	14,431,570
Toyota Motor Corp.	9,104,740	145,420,087
Toyota Tsusho Corp.	202,800	10,016,876
Trend Micro, Inc.	85,400	4,103,525
Trusco Nakayama Corp.	43,300	681,248
TS Tech Co. Ltd.	36,400	456,842
Tsuburaya Fields Holdings, Inc.	31,700	655,121
Tsumura & Co.	3,500	64,474
Tsuruha Holdings, Inc.	10,000	740,651
UBE Corp.	35,100	599,955
Ulvac, Inc. (b)	18,500	779,756
Unicharm Corp.	285,500	10,550,078
Security Description	Shares	Value
United Urban Investment Corp. REIT	2,070	$2,082,388
Ushio, Inc.	30,600	410,301
USS Co. Ltd.	204,210	3,359,819
UUUM Co. Ltd. (a)(b)	29,700	148,567
Valor Holdings Co. Ltd.	18,900	260,875
Wacoal Holdings Corp.	25,300	505,965
Wacom Co. Ltd.	62,600	254,671
Warabeya Nichiyo Holdings Co. Ltd.	208,800	3,201,306
Welcia Holdings Co. Ltd.	13,000	269,426
West Japan Railway Co.	174,400	7,227,703
Workman Co. Ltd. (b)	5,600	201,474
Yakult Honsha Co. Ltd.	201,100	12,668,319
Yamada Holdings Co. Ltd.	1,195,680	3,510,891
Yamagata Bank Ltd.	1,634	11,791
Yamaguchi Financial Group, Inc.	175,800	1,175,446
Yamaha Corp.	204,400	7,786,532
Yamaha Motor Co. Ltd. (b)	205,500	5,860,664
Yamanashi Chuo Bank Ltd. (b)	1,510	12,965
Yamato Holdings Co. Ltd.	209,400	3,771,185
Yamato Kogyo Co. Ltd.	21,300	903,373
Yamazaki Baking Co. Ltd.	203,600	2,748,287
Yaoko Co. Ltd. (b)	27,100	1,353,734
Yappli, Inc. (a)	9,400	97,229
Yaskawa Electric Corp.	204,300	9,305,060
Yokogawa Electric Corp.	204,000	3,740,976
Yokohama Rubber Co. Ltd. (b)	46,600	1,015,602
Yoshinoya Holdings Co. Ltd. (b)	22,600	399,274
Z Holdings Corp.	3,303,900	7,918,296
Zenkoku Hosho Co. Ltd.	15,800	546,362
Zenrin Co. Ltd.	2,100	13,382
Zensho Holdings Co. Ltd.	20,500	907,880
Zeon Corp.	191,400	1,840,041
ZOZO, Inc.	33,800	694,778
		3,464,828,835
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	105,008	2,523,855
LUXEMBOURG — 0.1%
APERAM SA (b)	35,061	1,093,229
ArcelorMittal SA	396,997	10,797,778
Eurofins Scientific SE (b)	73,432	4,659,450
SES SA	253,339	1,491,140
		18,041,597
MACAU — 0.1%
Galaxy Entertainment Group Ltd. (a)	1,578,000	10,007,733
MGM China Holdings Ltd. (a)(b)	639,200	745,513
Sands China Ltd. (a)	1,948,000	6,637,011
SJM Holdings Ltd. (a)(b)	71,250	30,367

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Wynn Macau Ltd. (a)(b)	817,200	$743,516
		18,164,140
MALTA — 0.0% (e)
Catena Media PLC (a)(b)	60,932	110,398
Kindred Group PLC SDR	169,450	1,801,758
		1,912,156
MEXICO — 0.0% (e)
Borr Drilling Ltd. (a)(b)	55,317	406,350
Fresnillo PLC	149,762	1,161,821
		1,568,171
NETHERLANDS — 4.2%
Aalberts NV	73,468	3,088,319
ABN AMRO Bank NV GDR (f)	328,149	5,094,492
Adyen NV (a)(f)	21,822	37,754,424
Aegon NV	1,159,273	5,855,872
Akzo Nobel NV	123,652	10,080,055
Argenx SE (a)	42,873	16,623,642
ASM International NV	33,755	14,301,655
ASML Holding NV	294,477	213,004,998
ASR Nederland NV	109,993	4,948,899
BE Semiconductor Industries NV	54,134	5,864,679
Euronext NV (f)	71,578	4,865,108
EXOR NV	68,166	6,074,471
Ferrovial SE	306,356	9,682,773
Fugro NV (a)	92,721	1,442,522
Heineken Holding NV	70,877	6,159,082
Heineken NV	164,457	16,898,025
IMCD NV	39,111	5,619,654
ING Groep NV	2,954,076	39,764,115
Koninklijke Ahold Delhaize NV	674,642	23,008,443
Koninklijke KPN NV	3,453,700	12,317,552
Koninklijke Philips NV (a)	775,689	16,763,054
Merus NV (a)(b)	83,428	2,196,659
NN Group NV (b)	166,106	6,145,228
OCI NV (a)	29,505	707,214
Pharming Group NV (a)(b)	333,627	390,922
PostNL NV (b)	972,535	1,692,883
Randstad NV	49,048	2,585,135
Redcare Pharmacy NV (a)(f)	16,640	1,721,749
SBM Offshore NV	327,381	4,486,090
Shell PLC	5,244,528	156,189,340
Universal Music Group NV	633,409	14,062,856
Wolters Kluwer NV	229,939	29,175,428
		678,565,338
NEW ZEALAND — 0.3%
a2 Milk Co. Ltd. (a)(b)	1,229,047	4,028,420
Air New Zealand Ltd. (a)	942,293	450,291
Auckland International Airport Ltd. (a)	439,986	2,304,716
Contact Energy Ltd.	525,900	2,609,761
Security Description	Shares	Value
Fisher & Paykel Healthcare Corp. Ltd. Class C	518,811	$7,787,316
Fletcher Building Ltd.	325,577	1,081,099
Goodman Property Trust REIT	1,749,880	2,379,982
Infratil Ltd.	848,955	5,279,141
Kiwi Property Group Ltd. REIT	2,070,332	1,154,234
Meridian Energy Ltd.	945,980	3,245,507
Ryman Healthcare Ltd. (b)	416,749	1,680,014
Spark New Zealand Ltd.	1,437,960	4,484,119
Vital Healthcare Property Trust REIT	1,810,169	2,595,061
Xero Ltd. (a)	101,475	8,033,345
		47,113,006
NORWAY — 0.6%
Aker BP ASA	239,950	5,639,532
Aker Horizons ASA (a)(b)	1,247	790
Aker Solutions ASA	104,977	381,163
ArcticZymes Technologies ASA (a)(b)	87,619	327,133
AutoStore Holdings Ltd. (a)(b)(f)	350,457	767,086
Crayon Group Holding ASA (a)(f)	9,408	92,205
DNB Bank ASA	690,188	12,929,489
DNO ASA (b)	600,889	530,301
Equinor ASA	831,393	24,219,587
Gjensidige Forsikring ASA	138,483	2,220,681
IDEX Biometrics ASA (a)(b)	1,458,541	97,204
Kahoot! ASA (a)(b)	421,401	1,151,684
Leroy Seafood Group ASA	206,598	785,236
LINK Mobility Group Holding ASA (a)	201,675	212,714
Mowi ASA	259,686	4,125,482
NEL ASA (a)(b)	153,922	180,881
Nordic Semiconductor ASA (a)	465,079	5,662,881
Norsk Hydro ASA	1,519,287	9,047,469
Orkla ASA	1,100,405	7,919,058
Pexip Holding ASA (a)	174,673	317,927
PGS ASA (a)	238,310	132,528
Salmar ASA (b)	39,650	1,602,129
Schibsted ASA Class A	51,296	901,333
Schibsted ASA Class B	51,129	848,527
SpareBank 1 SR-Bank ASA	134,996	1,639,324
Storebrand ASA	841,996	6,574,981
Telenor ASA (b)	627,081	6,368,236
TGS ASA	85,414	1,273,212
TOMRA Systems ASA	161,712	2,603,742
		98,552,515
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R (a)	6,307,585	1,511,194
EDP - Energias de Portugal SA	2,800,699	13,676,702

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Galp Energia SGPS SA (b)	315,319	$3,687,821
Greenvolt-Energias Renovaveis SA (a)(b)	179,879	1,200,057
Jeronimo Martins SGPS SA	182,062	5,013,414
Mota-Engil SGPS SA	408,443	1,000,398
NOS SGPS SA	967,630	3,437,309
		29,526,895
SINGAPORE — 1.4%
AIMS APAC REIT	2,178,631	1,996,159
CapitaLand Ascendas REIT	1,792,134	3,601,880
CapitaLand Ascott Trust Stapled Security	2,672,288	2,132,539
Capitaland India Trust	1,435,900	1,209,536
CapitaLand Integrated Commercial Trust REIT	3,835,746	5,413,437
Capitaland Investment Ltd.	4,023,846	9,841,453
CDL Hospitality Trusts Stapled Security	56,794	51,198
City Developments Ltd.	485,700	2,411,722
ComfortDelGro Corp. Ltd.	1,479,800	1,268,384
COSCO SHIPPING International Singapore Co. Ltd. (a)(b)	7,085,500	827,213
DBS Group Holdings Ltd.	1,484,989	34,574,946
Digital Core REIT Management Pte. Ltd. (b)	3,436,100	1,632,148
ESR-LOGOS REIT	5,742,722	1,421,518
Frasers Centrepoint Trust REIT	1,170,676	1,894,396
Genting Singapore Ltd.	9,956,964	6,915,836
Grab Holdings Ltd. Class A (a)(b)	1,883,084	6,458,978
IGG, Inc. (a)(b)	668,000	330,735
Jardine Cycle & Carriage Ltd.	143,133	3,680,518
Keppel Corp. Ltd.	2,354,375	11,673,149
Keppel Infrastructure Trust	4,658,669	1,755,585
Keppel REIT	662,809	440,779
Manulife U.S. Real Estate Investment Trust	2,053,100	355,186
Mapletree Logistics Trust REIT	1,814,883	2,172,469
Mapletree Pan Asia Commercial Trust REIT	1,479,700	1,771,245
Oversea-Chinese Banking Corp. Ltd.	3,004,030	27,257,907
Parkway Life Real Estate Investment Trust	524,700	1,512,048
SATS Ltd. (a)(b)	642,450	1,224,754
Sea Ltd. ADR (a)	249,227	14,465,135
Seatrium Ltd. (a)	44,856,667	4,143,114
Sembcorp Industries Ltd.	685,600	2,912,920
Singapore Airlines Ltd. (b)	207,789	1,097,788
Singapore Exchange Ltd.	686,600	4,875,476
Singapore Technologies Engineering Ltd.	498,300	1,354,967
Singapore Telecommunications Ltd.	4,560,400	8,424,280
Security Description	Shares	Value
STMicroelectronics NV (b)	564,372	$28,052,661
Suntec Real Estate Investment Trust (b)	1,661,300	1,583,535
United Overseas Bank Ltd.	978,108	20,236,468
UOL Group Ltd.	490,254	2,325,659
Venture Corp. Ltd.	194,900	2,118,431
		225,416,152
SOUTH AFRICA — 0.2%
Anglo American PLC	1,038,080	29,470,325
SOUTH KOREA — 4.9%
Advanced Process Systems Corp.	26,298	423,115
Alteogen, Inc. (a)	67,002	2,183,991
Amorepacific Corp. (b)	21,881	1,620,753
AMOREPACIFIC Group	21,405	428,051
Anterogen Co. Ltd. (a)	4,097	50,837
Asiana Airlines, Inc. (a)	173,474	1,614,079
BGF retail Co. Ltd.	6,733	893,714
Biolog Device Co. Ltd. (a)	384,858	448,341
Bioneer Corp. (a)(b)	23,931	883,575
BIT Computer Co. Ltd.	84,773	431,055
BNC Korea Co. Ltd. (a)(b)	64,118	159,364
BNK Financial Group, Inc.	225,402	1,185,471
Bukwang Pharmaceutical Co. Ltd. (a)	33,855	184,222
Cellid Co. Ltd. (a)	12,857	65,961
Celltrion Healthcare Co. Ltd.	68,153	3,387,866
Celltrion Pharm, Inc. (a)	4,564	264,284
Celltrion, Inc.	88,272	10,243,076
Cheil Worldwide, Inc.	52,545	722,985
Chunbo Co. Ltd. (b)	3,448	503,992
CJ CGV Co. Ltd. (a)(b)	129,216	912,009
CJ CheilJedang Corp.	9,594	1,962,268
CJ Corp.	10,592	549,033
CJ ENM Co. Ltd. (a)	11,593	551,650
CJ Logistics Corp.	6,563	380,536
CMG Pharmaceutical Co. Ltd. (a)	137,117	225,294
Com2uSCorp	6,905	317,568
CORESTEMCHEMON, Inc. (a)	39,020	238,387
CosmoAM&T Co. Ltd. (a)	15,206	2,155,717
Coupang, Inc. (a)	793,489	13,806,709
Coway Co. Ltd.	40,132	1,338,596
CS Wind Corp.	16,854	1,103,859
CUROCOM Co. Ltd. (a)	75,674	28,601
Daehan Flour Mill Co. Ltd.	29,824	3,039,778
Daewoo Engineering & Construction Co. Ltd. (a)	148,274	457,431
DB HiTek Co. Ltd.	28,807	1,379,518
DB Insurance Co. Ltd.	47,596	2,694,693
Delivery Hero SE (a)(f)	118,698	5,232,430
Deutsch Motors, Inc.	91,759	386,493
Devsisters Co. Ltd. (a)	14,758	487,771
DGB Financial Group, Inc.	123,263	680,091

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Digitech Systems Co. Ltd. (a)(c)	19,094	$—
DIO Corp. (a)	18,838	485,372
DL E&C Co. Ltd.	21,178	558,521
DL Holdings Co. Ltd.	9,235	289,459
Dongjin Semichem Co. Ltd.	25,280	807,717
Dongkuk CM Co. Ltd. (a)	14,637	122,526
Dongkuk Steel Mill Co. Ltd. (a)	24,286	199,427
Dongsuh Cos., Inc.	36,728	530,161
Dongwon F&B Co. Ltd.	82,809	1,753,403
Dongwon Industries Co. Ltd.	97,078	2,862,278
Doosan Bobcat, Inc.	36,114	1,608,843
Doosan Enerbility Co. Ltd. (a)(b)	256,624	3,527,083
Doosan Fuel Cell Co. Ltd. (a)	34,335	747,858
Douzone Bizon Co. Ltd.	14,363	337,369
Ecopro BM Co. Ltd. (b)	30,366	5,738,348
Ecopro Co. Ltd. (b)	16,139	9,235,234
E-MART, Inc.	11,783	687,673
Eone Diagnomics Genome Center Co. Ltd. (a)	137,529	179,837
Eubiologics Co. Ltd. (a)	10,898	61,617
F&F Co. Ltd.	14,864	1,349,170
Fila Holdings Corp. (b)	36,082	1,095,344
GAEASOFT (a)	49,378	260,446
GeneOne Life Science, Inc. (a)	69,314	205,157
Genexine, Inc. (a)	19,807	153,327
Gradiant Corp.	43,464	581,873
Gravity Co. Ltd. ADR (a)(b)	1,923	134,975
Green Cross Corp.	4,514	393,281
Green Cross Holdings Corp.	26,514	286,741
GS Engineering & Construction Corp.	61,547	870,668
GS Holdings Corp.	50,279	1,398,494
GS Retail Co. Ltd.	69,751	1,212,232
Hana Financial Group, Inc.	218,364	6,496,314
Hana Tour Service, Inc. (a)(b)	63,827	2,470,441
Hancom, Inc. (a)	123,059	1,246,794
Hanjin Kal Corp. (b)	26,032	925,587
Hankook Shell Oil Co. Ltd.	6,890	1,179,141
Hankook Tire & Technology Co. Ltd.	57,863	1,510,634
Hanmi Pharm Co. Ltd.	5,128	1,200,613
Hanmi Science Co. Ltd.	28,564	718,625
Hanon Systems	188,393	1,308,235
Hansol Chemical Co. Ltd.	6,631	1,207,787
Hanssem Co. Ltd. (a)(b)	32,846	1,078,124
Hanwha Aerospace Co. Ltd.	46,102	4,457,477
Hanwha Corp.	38,958	885,510
Hanwha Galleria Corp. (a)	87,121	100,302
Hanwha Ocean Co. Ltd. (a)	1,210	34,620
Hanwha Solutions Corp. (a)	78,278	2,512,928
Harim Co. Ltd.	654,347	1,544,431
HD Hyundai Co. Ltd.	33,245	1,511,308
Security Description	Shares	Value
HD Hyundai Construction Equipment Co. Ltd.	1,651	$107,506
HD Hyundai Electric Co. Ltd.	1,901	93,921
HD Hyundai Heavy Industries Co. Ltd. (a)	13,168	1,316,150
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	31,681	2,801,075
HDC Hyundai Engineering Plastics Co. Ltd.	536,657	1,849,067
Helixmith Co. Ltd. (a)	8,832	43,971
Hite Jinro Co. Ltd.	25,037	410,427
HL Mando Co. Ltd.	24,293	993,733
HLB Global Co. Ltd. (a)	60,575	229,400
HLB, Inc. (a)(b)	80,567	1,987,195
HMM Co. Ltd. (b)	267,116	3,821,301
Hotel Shilla Co. Ltd. (b)	68,540	3,818,037
HS Industries Co. Ltd.	107,698	317,540
Hucentech Co. Ltd. (a)(c)	167,826	95,844
Hugel, Inc. (a)	5,208	434,774
Humasis Co. Ltd. (a)(b)	100,298	196,006
Huons Co. Ltd.	55,703	1,337,988
Huons Global Co. Ltd.	32,891	522,951
HYBE Co. Ltd. (a)	14,043	3,000,117
Hyosung Advanced Materials Corp. Class C	1,617	565,119
Hyosung TNC Corp.	1,670	482,882
Hyundai Bioland Co. Ltd.	193,590	1,755,702
Hyundai Elevator Co. Ltd. (b)	63,988	1,954,629
Hyundai Engineering & Construction Co. Ltd.	51,071	1,476,724
Hyundai Glovis Co. Ltd.	15,784	2,368,229
Hyundai Marine & Fire Insurance Co. Ltd.	78,558	1,851,194
Hyundai Mipo Dockyard Co. Ltd. (a)	16,672	1,062,838
Hyundai Mobis Co. Ltd.	49,273	8,694,245
Hyundai Motor Co.	109,404	17,145,620
Hyundai Motor Co. Preference Shares (d)	14,497	1,206,937
Hyundai Motor Co. Preference Shares (d)	14,528	1,199,595
Hyundai Rotem Co. Ltd. (a)	52,495	1,456,147
Hyundai Steel Co.	60,863	1,558,932
Hyundai Wia Corp.	11,817	600,872
Icure Pharm, Inc. (a)	1,031,228	2,163,963
IGIS Value Plus REIT Co. Ltd.	15,540	54,782
Industrial Bank of Korea	80,879	634,682
Inscobee, Inc. (a)	40,674	47,136
Jeil Pharmaceutical Co. Ltd.	5,921	84,525
Jeju Beer Co. Ltd. (a)	221,304	251,091
Jenax, Inc. (a)(c)	19,545	—
JYP Entertainment Corp.	20,073	1,992,599
Kakao Corp.	227,376	8,472,782
Kakao Games Corp. (a)	29,496	735,357
KakaoBank Corp. (b)	236,761	4,267,502

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Kakaopay Corp. (a)	12,783	$455,964
Kangstem Biotech Co. Ltd. (a)	32,254	81,024
Kangwon Land, Inc.	60,769	801,552
KB Financial Group, Inc.	348,694	12,636,238
KCC Corp.	1,797	267,849
KCC Glass Corp.	1,410	47,565
KG Eco Technology Service Co. Ltd.	25,806	251,666
Kia Corp.	205,614	13,810,070
KineMaster Corp. (a)	18,109	96,616
KIWOOM Securities Co. Ltd.	63,094	4,232,922
KMW Co. Ltd. (a)	26,960	303,023
Koh Young Technology, Inc.	358,758	4,192,975
Korea Aerospace Industries Ltd.	52,778	2,134,912
Korea Electric Power Corp. ADR (a)(b)	558,044	4,324,841
Korea Investment Holdings Co. Ltd.	40,995	1,605,390
Korea Zinc Co. Ltd.	9,797	3,624,663
Korean Air Lines Co. Ltd.	180,011	3,326,580
Krafton, Inc. (a)(b)	33,453	4,945,657
KT&G Corp.	79,400	4,989,428
Kumho Petrochemical Co. Ltd.	13,087	1,317,986
L&F Co. Ltd. (b)	17,931	3,306,821
LabGenomics Co. Ltd. (a)	87,778	476,312
LEENO Industrial, Inc.	6,400	713,998
LG Chem Ltd.	34,549	17,488,850
LG Chem Ltd. Preference Shares	14,568	3,891,728
LG Corp.	84,648	5,653,265
LG Display Co. Ltd. (a)	155,184	1,856,107
LG Display Co. Ltd. ADR (a)(b)	411,577	2,494,157
LG Electronics, Inc.	89,027	8,560,483
LG Energy Solution Ltd. (a)(b)	25,354	10,640,733
LG H&H Co. Ltd.	6,941	2,417,880
LG H&H Co. Ltd. Preference Shares	1,604	228,247
LG Innotek Co. Ltd.	19,346	4,544,141
LG Uplus Corp.	164,386	1,338,642
Lotte Chemical Corp.	11,501	1,349,413
Lotte Corp.	56,087	1,064,148
Lotte Energy Materials Corp.	15,541	568,494
LOTTE Fine Chemical Co. Ltd.	11,739	618,288
Lotte Shopping Co. Ltd.	9,737	506,931
Lotte Wellfood Co. Ltd.	13,609	1,047,283
LS Corp.	20,024	1,411,778
LX Holdings Corp.	40,235	241,841
LX Semicon Co. Ltd.	8,185	706,905
ME2ON Co. Ltd. (a)	373,775	930,431
Medifron DBT Co. Ltd. (a)	82,911	106,341
MedPacto, Inc. (a)	14,729	214,622
Security Description	Shares	Value
Medytox, Inc.	11,245	$2,009,788
Meritz Financial Group, Inc. (a)	138,877	4,373,996
Mirae Asset Securities Co. Ltd.	278,260	1,526,824
Modetour Network, Inc. (a)(b)	297,951	3,832,785
mPlus Corp. (a)	107,793	997,227
Muhak Co. Ltd.	5,410	23,157
Naturecell Co. Ltd. (a)	15,800	98,686
NAVER Corp.	115,259	15,990,092
NCSoft Corp.	11,793	2,640,257
NeoPharm Co. Ltd.	4,534	89,293
Netmarble Corp. (a)(f)	45,300	1,688,028
Nexon Games Co. Ltd. (a)(b)	134,502	2,312,048
NH Investment & Securities Co. Ltd. Class C	104,358	756,361
NHN Corp. (a)	9,092	169,744
NongShim Co. Ltd.	3,016	910,992
OCI Co. Ltd. (a)(b)	2,989	276,749
OCI Holdings Co. Ltd. (b)	6,477	556,934
Orion Corp.	11,712	1,066,626
Orion Holdings Corp.	1,346	14,996
Oscotec, Inc. (a)	20,830	366,756
Ottogi Corp.	4,928	1,467,947
Pan Ocean Co. Ltd.	174,895	687,554
Pearl Abyss Corp. (a)	24,899	993,957
Pharmicell Co. Ltd. (a)	28,932	163,582
POSCO Future M Co. Ltd. (b)	21,183	5,674,951
POSCO Holdings, Inc. ADR (b)	266,867	19,734,815
Prostemics Co. Ltd. (a)	11,482	71,455
Rsupport Co. Ltd.	63,121	180,120
S-1 Corp.	26,345	1,065,676
Sajo Industries Co. Ltd.	102,952	3,144,855
Samsung Biologics Co. Ltd. (a)(f)	13,150	7,425,037
Samsung C&T Corp.	66,241	5,313,758
Samsung Electro-Mechanics Co. Ltd.	39,782	4,362,690
Samsung Electronics Co. Ltd. GDR	148,998	206,511,228
Samsung Electronics Co. Ltd. Preference Shares	498,480	22,509,437
Samsung Engineering Co. Ltd. (a)	90,857	1,951,393
Samsung Fire & Marine Insurance Co. Ltd.	24,061	4,199,924
Samsung Heavy Industries Co. Ltd. (a)	537,846	2,722,599
Samsung Life Insurance Co. Ltd.	58,930	3,009,896
Samsung SDI Co. Ltd.	42,696	21,677,702
Samsung SDS Co. Ltd.	26,440	2,466,115
Samsung Securities Co. Ltd.	70,335	1,921,648
SD Biosensor, Inc.	22,874	212,309
SDN Co. Ltd. (a)	428,215	614,220
Seegene, Inc.	28,512	444,672

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Seoulin Bioscience Co. Ltd.	39,553	$343,404
Shin Poong Pharmaceutical Co. Ltd. (a)	18,021	217,458
Shinhan Financial Group Co. Ltd.	376,088	9,704,392
Shinsegae Food Co. Ltd.	41,515	1,285,479
Shinsegae, Inc.	6,931	936,828
SK Biopharmaceuticals Co. Ltd. (a)	14,489	889,584
SK Bioscience Co. Ltd. (a)(b)	14,394	868,457
SK Chemicals Co. Ltd.	7,869	419,234
SK Hynix, Inc.	412,708	36,082,390
SK IE Technology Co. Ltd. (a)(b)(f)	15,389	1,130,539
SK Innovation Co. Ltd. (a)	49,374	5,939,194
SK, Inc.	28,802	3,250,376
SKC Co. Ltd.	14,480	1,072,552
SM Entertainment Co. Ltd.	14,241	1,154,281
S-Oil Corp.	29,247	1,480,496
Solus Advanced Materials Co. Ltd.	11,646	327,465
T&R Biofab Co. Ltd. (a)	25,459	247,315
Taihan Electric Wire Co. Ltd. (a)(b)	53,777	580,358
Wemade Co. Ltd. (b)	20,151	597,197
Wemade Play Co. Ltd. (a)	16,125	118,828
WONIK IPS Co. Ltd.	24,300	604,895
Woori Financial Group, Inc.	491,261	4,395,680
Woosu AMS Co. Ltd. (a)	488,180	1,178,168
XIILab Co. Ltd. (a)	28,996	338,890
Youlchon Chemical Co. Ltd.	93,752	2,141,642
Yuhan Corp.	39,756	1,822,383
Yungjin Pharmaceutical Co. Ltd. (a)	57,288	107,172
		788,435,852
SPAIN — 2.1%
Abertis Infraestructuras SA (a)	1,256	4,111
Acciona SA (b)	19,664	3,333,863
Acerinox SA	207,120	2,197,313
ACS Actividades de Construccion y Servicios SA (b)	211,424	7,420,450
Aedas Homes SA (f)	16,688	327,719
Aena SME SA (f)	52,739	8,515,663
Almirall SA (b)	115,518	954,679
Amadeus IT Group SA (a)	339,269	25,798,939
Amper SA (a)(b)	4,358,259	482,143
Applus Services SA	175,600	1,889,933
Atlantica Sustainable Infrastructure PLC	67,988	1,593,639
Atresmedia Corp. de Medios de Comunicacion SA	172,530	657,300
Audax Renovables SA (a)(b)	411,456	570,101
Banco Bilbao Vizcaya Argentaria SA	4,466,237	34,264,588
Security Description	Shares	Value
Banco de Sabadell SA	3,525,821	$4,054,392
Banco Santander SA	12,337,923	45,564,396
Bankinter SA (b)	622,046	3,820,813
Befesa SA (f)	45,934	1,753,990
CaixaBank SA	3,211,405	13,268,300
Cellnex Telecom SA (a)(f)	320,421	12,930,943
Cia de Distribucion Integral Logista Holdings SA	90,642	2,440,616
CIE Automotive SA (b)	41,195	1,258,425
Construcciones y Auxiliar de Ferrocarriles SA	32,901	1,103,771
Deoleo SA (a)	2,520	693
Distribuidora Internacional de Alimentacion SA (a)	12,824,719	200,082
eDreams ODIGEO SA (a)	209,879	1,499,806
Ence Energia y Celulosa SA (b)	346,524	1,091,075
Endesa SA (b)	231,861	4,970,672
Ercros SA (b)	77,261	268,891
Faes Farma SA	258,846	898,035
Fluidra SA (b)	77,367	1,504,984
Fomento de Construcciones y Contratas SA (a)(b)	80,970	1,044,159
Gestamp Automocion SA (f)	127,656	600,266
Global Dominion Access SA (f)	83,427	357,249
Grenergy Renovables SA (a)(b)	38,058	1,170,900
Grifols SA (a)(b)	310,867	3,981,691
Grifols SA ADR (a)(b)	191,949	1,758,253
Grupo Ezentis SA (a)(b)	1,431,011	139,574
Iberdrola SA	4,195,473	54,698,286
Indra Sistemas SA (b)	379,149	4,790,087
Industria de Diseno Textil SA	816,911	31,603,731
Inmobiliaria Colonial Socimi SA REIT (b)	221,626	1,340,748
Laboratorios Farmaceuticos Rovi SA (b)	30,516	1,409,624
Lar Espana Real Estate Socimi SA REIT	175,599	1,046,019
Let's GOWEX SA (a)(b)(c)	4,019	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (b)	619,409	557,515
Mapfre SA (b)	729,153	1,447,026
Melia Hotels International SA (a)	80,949	560,803
Merlin Properties Socimi SA REIT	238,425	2,039,355
Metrovacesa SA (a)(b)(f)	1,427	11,147
Miquel y Costas & Miquel SA	50,127	630,012
Neinor Homes SA (a)(f)	66,120	665,824
Obrascon Huarte Lain SA (a)(b)	1,349,743	687,101
Oryzon Genomics SA (a)(b)	99,983	230,162
Pharma Mar SA	39,006	1,296,242
Prosegur Cash SA (b)(f)	1,195,610	774,820

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Prosegur Compania de Seguridad SA	200,863	$356,763
Redeia Corp. SA (b)	328,922	5,520,969
Repsol SA (b)	936,472	13,619,145
Sacyr SA (b)	497,469	1,697,687
Solaria Energia y Medio Ambiente SA (a)	90,842	1,391,981
Soltec Power Holdings SA (a)	100,449	460,935
Talgo SA (a)(b)(f)	65,137	238,066
Tecnicas Reunidas SA (a)(b)	114,990	1,046,915
Telefonica SA (b)	4,349,367	17,633,018
Tubacex SA	581,647	1,722,877
Unicaja Banco SA (b)(f)	2,749,717	2,888,944
Viscofan SA	31,561	2,179,613
		346,237,832
SWEDEN — 2.8%
AAK AB	128,481	2,412,297
Acast AB (a)	92,611	65,163
Acconeer AB (a)(b)	57,377	153,253
AFRY AB	107,728	1,587,799
Alfa Laval AB	390,947	14,224,415
Arise AB	37,726	155,950
Arjo AB Class B	56,080	202,902
Assa Abloy AB Class B	750,912	18,005,815
Atlas Copco AB Class A	1,864,682	26,827,473
Atlas Copco AB Class B	1,187,473	14,759,173
Atrium Ljungberg AB Class B	43,253	747,226
Beijer Alma AB	65,780	1,373,297
Beijer Ref AB	206,241	2,627,347
BHG Group AB (a)(b)	152,780	212,310
BICO Group AB (a)(b)	81,984	296,094
Bilia AB Class A	228,428	2,377,057
Billerud AB (b)	160,805	1,220,184
BioInvent International AB (a)(b)	30,218	50,469
Biotage AB	44,243	549,694
Boliden AB	201,864	5,822,515
BoneSupport Holding AB (a)(f)	78,085	922,449
Boozt AB (a)(b)(f)	49,305	550,050
Bravida Holding AB (f)	148,045	1,419,964
Brighter AB (a)(c)	1,979,850	—
Bure Equity AB	62,259	1,444,466
Byggfakta Group Nordic Holdco AB (a)	29,240	96,914
Camurus AB (a)	25,391	654,915
Cantargia AB (a)(b)	182,399	68,898
Castellum AB (b)	373,841	3,563,176
Catena AB	35,519	1,298,260
CDON AB (a)(b)	11,780	130,873
Cell Impact AB (a)	266,023	110,953
Cellavision AB	4,492	76,355
Cibus Nordic Real Estate AB	63,284	614,308
Cint Group AB (a)	190,050	153,693
Ctek AB (a)(b)	56,504	115,401
Dometic Group AB (f)	218,889	1,438,819
Security Description	Shares	Value
Electrolux AB Class B	366,183	$4,990,338
Electrolux Professional AB Class B	247,609	1,341,054
Elekta AB Class B (b)	197,184	1,521,420
Embracer Group AB (a)(b)	247,763	618,415
Enad Global 7 AB (a)	96,061	242,347
Epiroc AB Class A	484,187	9,140,171
Epiroc AB Class B	296,757	4,788,752
EQT AB (b)	373,899	7,179,381
Essity AB Class B	449,631	11,951,252
Evolution AB (f)	168,328	21,284,696
Fabege AB (b)	206,991	1,486,323
Fastighets AB Balder Class B (a)	527,035	1,920,519
G5 Entertainment AB (b)	13,087	241,717
Genovis AB (a)	227,290	992,170
Getinge AB Class B	75,743	1,324,992
H & M Hennes & Mauritz AB Class B	772,830	13,249,577
Hansa Biopharma AB (a)(b)	106,736	429,462
Hemnet Group AB	50,227	877,937
Hexagon AB Class B	1,376,833	16,921,535
Hexatronic Group AB (b)	225,758	1,680,023
Hexpol AB	236,501	2,502,668
HMS Networks AB	39,008	1,906,828
Holmen AB Class B	73,566	2,638,522
Hufvudstaden AB Class A	134,185	1,591,392
Husqvarna AB Class B (b)	311,781	2,818,392
Industrivarden AB Class A	164,639	4,554,464
Industrivarden AB Class C (b)	124,295	3,420,003
Indutrade AB	197,982	4,452,226
Instalco AB	257,835	1,285,439
Intervacc AB (a)	25,284	12,594
Intrum AB (b)	54,094	350,467
Investment AB Latour Class B	90,791	1,797,109
Investor AB Class B	1,186,048	23,679,673
INVISIO AB	24,802	528,127
JM AB (b)	61,130	813,271
Kinnevik AB Class B (a)	243,555	3,368,772
KNOW IT AB	290,167	4,685,096
L E Lundbergforetagen AB Class B	54,110	2,298,396
Lindab International AB	23,242	330,083
Loomis AB	54,004	1,572,927
Maha Energy AB (a)(b)	176,699	125,965
Medicover AB Class B	9,315	141,174
MGI - Media & Games Invest SE (a)	190,346	202,306
MIPS AB (b)	27,899	1,379,801
Modern Times Group MTG AB Class B (a)	137,934	877,946
Mycronic AB	84,141	2,079,902
NCC AB Class B (b)	107,357	936,776
Net Insight AB Class B (a)	620,801	276,798
Nibe Industrier AB Class B	1,141,911	10,825,705
Nolato AB Class B	240,616	1,129,422

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Nyfosa AB	211,192	$1,165,327
Oncopeptides AB (a)(b)(f)	366,404	294,445
Orron Energy ab (a)(b)	172,418	180,937
Pandox AB	55,874	649,716
Peab AB Class B (b)	226,044	896,533
PowerCell Sweden AB (a)(b)	39,213	304,735
Rvrc Holding AB	23,581	72,525
Saab AB Class B	74,172	4,004,806
Sagax AB Class B	178,773	3,525,376
Samhallsbyggnadsbolaget i Norden AB (b)	617,681	236,377
Sandvik AB	986,382	19,195,606
Scandinavian Enviro Systems AB (a)	778,687	127,747
Sectra AB Class B (a)	153,186	2,565,557
Securitas AB Class B (b)	374,758	3,069,176
Sedana Medical AB (a)(b)	181,045	453,228
Skandinaviska Enskilda Banken AB Class A	1,316,612	14,523,652
Skanska AB Class B	302,720	4,236,169
SKF AB Class B	277,024	4,811,430
SSAB AB Class A	273,758	1,941,927
SSAB AB Class B	464,308	3,211,077
Stillfront Group AB (a)	375,241	626,369
Storskogen Group AB Class B	446,100	406,811
Svenska Cellulosa AB SCA Class B	373,931	4,758,392
Svenska Handelsbanken AB Class A	1,127,727	9,432,092
Swedbank AB Class A	658,554	11,087,373
SwedenCare AB (b)	142,882	502,805
Swedish Orphan Biovitrum AB (a)(b)	166,623	3,245,672
Tele2 AB Class B	648,634	5,351,787
Telefonaktiebolaget LM Ericsson Class B	2,430,766	13,144,811
Telia Co. AB	1,089,918	2,386,431
Tethys Oil AB (a)	233,518	1,053,947
Thule Group AB (b)(f)	67,447	1,980,080
Trelleborg AB Class B	184,145	4,456,455
Truecaller AB Class B (a)(b)	276,342	757,035
Viaplay Group AB (a)(b)	11,741	67,177
Vicore Pharma Holding AB (a)(b)	143,007	226,665
Vimian Group AB (a)(b)	77,545	183,788
Vitec Software Group AB Class B	13,281	666,429
Vitrolife AB	75,577	1,465,178
Volvo AB Class A	155,569	3,306,884
Volvo AB Class B	1,162,005	23,990,364
Volvo Car AB Class B (a)	83,914	332,663
Wallenstam AB Class B	310,034	1,048,248
Wihlborgs Fastigheter AB	194,813	1,406,813
Xbrane Biopharma AB (a)(b)	90,668	648,030
Xvivo Perfusion AB (a)	9,685	272,134
		449,365,031
Security Description	Shares	Value
SWITZERLAND — 5.1%
ABB Ltd.	1,233,100	$48,488,748
Accelleron Industries AG	75,660	1,811,476
Adecco Group AG	226,630	7,404,454
Alcon, Inc.	389,728	32,279,489
ALSO Holding AG	4,797	1,033,769
Aryzta AG (a)	302,826	502,312
Ascom Holding AG	24,030	293,308
Bachem Holding AG	23,837	2,078,227
Baloise Holding AG	36,555	5,368,945
Barry Callebaut AG	2,035	3,928,290
Belimo Holding AG	3,490	1,740,611
BKW AG	14,597	2,577,909
Bucher Industries AG	4,901	2,163,857
Cembra Money Bank AG	19,966	1,655,929
Chocoladefabriken Lindt & Spruengli AG (d)	1,124	14,121,455
Chocoladefabriken Lindt & Spruengli AG (d)	12	1,488,850
Cie Financiere Richemont SA Class A	395,800	67,091,119
Clariant AG (a)	216,601	3,128,022
Comet Holding AG	5,953	1,519,773
Daetwyler Holding AG Bearer Shares (b)	5,159	1,100,248
DKSH Holding AG	22,967	1,708,438
DocMorris AG (a)(b)	6,337	276,387
dormakaba Holding AG	2,000	898,675
DSM-Firmenich AG (a)	146,522	15,764,955
Dufry AG (a)(b)	34,949	1,592,267
EMS-Chemie Holding AG	4,927	3,728,362
Flughafen Zurich AG (b)	14,671	3,048,498
Forbo Holding AG	357	512,366
Galenica AG (f)	36,390	2,938,778
Geberit AG	29,448	15,407,823
Georg Fischer AG	49,870	3,743,107
Givaudan SA	6,975	23,116,163
Helvetia Holding AG	24,344	3,292,488
Idorsia Ltd. (a)(b)	73,734	531,587
Inficon Holding AG	1,572	1,897,681
Interroll Holding AG	220	679,931
IWG PLC (a)	515,750	903,553
Julius Baer Group Ltd.	220,859	13,908,451
Kuehne & Nagel International AG	54,704	16,185,267
Leonteq AG	34,431	1,574,055
Logitech International SA	127,525	7,588,924
Lonza Group AG	51,211	30,532,552
Medartis Holding AG (a)(f)	2,874	246,393
Medmix AG (f)	55,880	1,477,183
Meyer Burger Technology AG (a)(b)	365,967	247,073
Mobimo Holding AG	4,886	1,316,186
Molecular Partners AG (a)(b)	97,480	590,557
Novartis AG	1,744,266	175,469,670
OC Oerlikon Corp. AG	140,637	700,473
On Holding AG Class A (a)(b)	166,380	5,490,540

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Partners Group Holding AG	14,669	$13,799,173
PSP Swiss Property AG	29,478	3,291,625
Schindler Holding AG (d)	34,337	8,048,364
Schindler Holding AG (d)	16,862	3,788,366
Schweiter Technologies AG (b)	317	228,542
SFS Group AG	12,725	1,675,521
SGS SA	121,400	11,474,414
SIG Group AG (a)(b)	291,539	8,042,455
Sika AG	128,459	36,714,879
Sonova Holding AG	41,667	11,093,813
St Galler Kantonalbank AG Class A	1,960	1,062,538
Straumann Holding AG	73,935	11,995,378
Sulzer AG	57,317	4,926,706
Swatch Group AG	44,233	2,430,059
Swatch Group AG Bearer Shares	22,639	6,607,101
Swiss Life Holding AG	24,544	14,348,083
Swiss Prime Site AG	53,928	4,680,612
Swisscom AG	19,623	12,234,627
Tecan Group AG	4,594	1,762,321
Temenos AG	73,527	5,846,656
u-blox Holding AG (a)	11,971	1,312,642
UBS Group AG	2,642,283	53,442,252
Valiant Holding AG	11,638	1,212,387
VAT Group AG (f)	19,403	8,024,490
Vontobel Holding AG (b)	20,043	1,270,260
VZ Holding AG (b)	10,260	942,684
Wizz Air Holdings PLC (a)(f)	63,500	2,207,987
Zurich Insurance Group AG	117,276	55,698,399
		823,307,508
TURKEY — 0.0% (e)
Eldorado Gold Corp. (a)(b)	78,491	795,439
UNITED KINGDOM — 9.6%
3i Group PLC	727,136	18,012,809
Abcam PLC ADR (a)	227,106	5,557,284
abrdn PLC (b)	2,779,574	7,710,781
Admiral Group PLC	184,779	4,891,012
AO World PLC (a)(b)	235,903	237,833
Argo Blockchain PLC (a)(b)	727,731	101,772
Ashtead Group PLC	331,578	22,949,287
Associated British Foods PLC	270,256	6,840,880
Aston Martin Lagonda Global Holdings PLC (a)(b)(f)	764,871	3,452,089
AstraZeneca PLC	1,122,480	160,915,938
Auto Trader Group PLC (f)	563,315	4,371,507
Aviva PLC	1,758,605	8,835,897
Avon Rubber PLC	204,318	2,213,154
B&M European Value Retail SA	585,919	4,149,141
Babcock International Group PLC (a)	391,133	1,405,277
BAE Systems PLC	2,364,408	27,865,545
Balfour Beatty PLC	459,761	1,992,036
Security Description	Shares	Value
Barclays PLC	10,634,205	$20,736,676
Barratt Developments PLC	1,216,795	6,396,734
Beazley PLC	399,027	2,988,016
Bellway PLC	75,765	1,914,919
Berkeley Group Holdings PLC	74,394	3,710,407
Big Yellow Group PLC REIT	211,038	2,878,895
Bodycote PLC	158,419	1,291,013
BP PLC	13,168,569	76,736,361
British American Tobacco PLC	1,667,401	55,285,727
British Land Co. PLC REIT	1,306,362	5,029,037
Britvic PLC	162,645	1,770,027
BT Group PLC (b)	7,131,459	11,092,968
Bunzl PLC	251,052	9,572,063
Burberry Group PLC	414,691	11,177,015
Capita PLC (a)	1,752,797	611,478
Capricorn Energy PLC (b)	131,358	311,960
Cazoo Group Ltd. (a)(b)	1,956	2,308
Centrica PLC	5,163,582	8,136,975
CK Hutchison Holdings Ltd.	1,501,000	9,165,052
Clarkson PLC	74,252	2,794,250
Close Brothers Group PLC	112,994	1,266,319
CNH Industrial NV	751,842	10,831,532
Coca-Cola Europacific Partners PLC	174,397	11,236,399
Compass Group PLC	1,263,844	35,381,494
ConvaTec Group PLC (f)	1,170,503	3,053,622
Croda International PLC	98,118	7,018,007
Currys PLC	767,348	510,710
Darktrace PLC (a)(b)	296,191	1,160,566
DCC PLC	63,932	3,574,694
Dechra Pharmaceuticals PLC	95,219	4,462,152
Derwent London PLC REIT	85,374	2,225,076
DEV Clever Holdings PLC (a)(b)(c)	3,498,648	1,000,802
Diageo PLC	1,630,080	70,026,512
Diploma PLC	90,307	3,425,986
Direct Line Insurance Group PLC	1,082,173	1,870,429
Dowlais Group PLC (a)	1,045,455	1,688,008
Drax Group PLC	290,195	2,139,850
DS Smith PLC	517,808	1,789,302
easyJet PLC (a)	314,513	1,929,707
Endava PLC ADR (a)	41,562	2,152,496
EnQuest PLC (a)	10,090,643	1,912,766
Entain PLC	413,634	6,689,116
Farfetch Ltd. Class A (a)(b)	203,869	1,231,369
Firstgroup PLC (b)	746,882	1,385,392
Frasers Group PLC (a)	117,643	1,049,950
Future PLC	84,341	723,782
Games Workshop Group PLC	24,141	3,351,531
Genuit Group PLC	158,425	591,149
Genus PLC	47,651	1,312,187
Global Ship Lease, Inc. Class A (b)	232,117	4,503,070

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Grafton Group PLC CDI	164,458	$1,634,408
Great Portland Estates PLC REIT	213,112	1,124,401
Gym Group PLC (a)(b)(f)	711,163	824,574
Halma PLC	286,452	8,292,401
Hammerson PLC REIT (b)	3,059,233	968,450
Hargreaves Lansdown PLC	148,177	1,536,468
Hays PLC	1,045,228	1,358,086
Hiscox Ltd.	221,504	3,072,357
Howden Joinery Group PLC	448,768	3,665,159
HSBC Holdings PLC	14,611,784	115,491,359
IG Group Holdings PLC	272,898	2,348,845
IMI PLC	174,396	3,636,183
Immunocore Holdings PLC ADR (a)(b)	40,854	2,449,606
Impact Healthcare Reit PLC	274,841	314,477
Imperial Brands PLC	722,134	15,960,918
Inchcape PLC	313,304	3,096,932
Indivior PLC (a)	121,793	2,822,763
Informa PLC	898,719	8,295,182
IntegraFin Holdings PLC	158,419	477,332
InterContinental Hotels Group PLC	149,056	10,297,564
Intermediate Capital Group PLC	223,092	3,906,978
International Consolidated Airlines Group SA (a)(b)	511,068	1,051,940
International Distributions Services PLC	342,474	961,809
Intertek Group PLC	126,525	6,860,579
Investec PLC	426,268	2,388,854
ITV PLC	2,744,803	2,383,402
J Sainsbury PLC	1,847,548	6,318,491
JD Sports Fashion PLC	1,558,370	2,892,603
John Wood Group PLC (a)	783,995	1,348,579
Johnson Matthey PLC	149,370	3,315,683
Jupiter Fund Management PLC	629,135	860,640
Just Eat Takeaway.com NV (a)(b)(f)	44,540	684,042
Keller Group PLC	75,614	672,923
Kingfisher PLC	2,935,261	8,646,456
Lancashire Holdings Ltd.	149,416	1,097,970
Land Securities Group PLC REIT	924,944	6,752,180
Legal & General Group PLC	4,428,457	12,797,268
Lloyds Banking Group PLC	52,525,554	29,108,706
London Stock Exchange Group PLC	275,773	29,331,548
LondonMetric Property PLC REIT	532,227	1,119,174
M&G PLC	1,912,150	4,652,960
Man Group PLC	2,065,650	5,738,172
Marks & Spencer Group PLC (a)	2,262,331	5,542,469
Marshalls PLC	231,472	708,043
Melrose Industries PLC	1,045,455	6,728,107
Security Description	Shares	Value
Mobico Group PLC	475,681	$588,127
Moneysupermarket.com Group PLC	624,169	2,148,900
National Grid PLC	2,902,406	38,394,201
NatWest Group PLC	3,119,956	9,551,473
NewRiver REIT PLC	842,685	953,500
Next PLC	159,792	14,017,466
Ninety One PLC (b)	271,935	580,818
Nomad Foods Ltd. (a)	110,205	1,930,792
Ocado Group PLC (a)(b)	349,558	2,524,253
Oxford Nanopore Technologies PLC (a)(b)	811,810	2,200,427
Pearson PLC	893,615	9,338,726
Pennon Group PLC	207,872	1,879,018
Pensana PLC (a)	98,160	32,447
Persimmon PLC	94,655	1,234,084
Petrofac Ltd. (a)(b)	223,601	224,577
Phoenix Group Holdings PLC	420,648	2,844,019
Playtech PLC (a)	366,202	2,746,870
Quilter PLC (f)	1,511,994	1,522,442
Reckitt Benckiser Group PLC	537,355	40,388,814
Redrow PLC	153,983	863,330
RELX PLC (d)	943,293	31,432,507
RELX PLC (d)	448,695	14,950,136
Rentokil Initial PLC	1,385,349	10,831,777
Restaurant Group PLC (a)	2,357,385	1,138,884
Rightmove PLC	763,800	5,080,574
Rolls-Royce Holdings PLC (a)	6,924,801	13,298,217
Rotork PLC	819,902	3,177,183
RS GROUP PLC	415,305	4,013,843
S4 Capital PLC (a)	133,524	213,892
Sage Group PLC	840,377	9,880,692
Schroders PLC	503,649	2,800,095
Segro PLC REIT	758,456	6,911,841
Serco Group PLC	1,356,343	2,684,872
Severn Trent PLC	179,218	5,846,604
Shaftesbury Capital PLC REIT	1,347,015	1,971,120
Smith & Nephew PLC	716,675	11,553,322
Smiths Group PLC	427,186	8,928,617
Spectris PLC	92,659	4,234,985
Spirax-Sarco Engineering PLC	54,082	7,126,683
Spirent Communications PLC	602,635	1,253,439
SSE PLC	1,001,200	23,433,654
SSP Group PLC (a)	488,586	1,557,880
St. James's Place PLC	391,747	5,416,270
Standard Chartered PLC	2,178,932	18,920,376
Subsea 7 SA	189,034	2,358,172
Supermarket Income Reit PLC	1,868,214	1,733,863
Tate & Lyle PLC	584,638	5,396,212
Taylor Wimpey PLC	1,845,660	2,411,009
Telecom Plus PLC	46,348	995,825
Tesco PLC	5,230,316	16,517,522
THG PLC (a)(b)	557,016	577,153

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
TP ICAP Group PLC	613,148	$1,178,644
Trainline PLC (a)(f)	211,596	702,123
Travis Perkins PLC	106,863	1,103,730
Tritax Big Box REIT PLC	1,628,727	2,588,354
Trustpilot Group PLC (a)(b)(f)	410,989	354,785
Unilever PLC (d)	1,890,591	98,487,685
Unilever PLC (d)	26,730	1,391,340
UNITE Group PLC REIT	202,155	2,235,986
United Utilities Group PLC	531,970	6,503,498
Vanquis Banking Group PLC	83,328	201,496
Victrex PLC	70,789	1,252,767
Virgin Money U.K. PLC CDI	557,922	1,058,435
Vodafone Group PLC	20,903,300	19,657,843
Weir Group PLC	87,056	1,943,518
WH Smith PLC	80,575	1,585,757
Whitbread PLC	207,155	8,917,595
Wickes Group PLC	119,758	186,512
Wise PLC Class A (a)(b)	346,245	2,892,987
Workspace Group PLC REIT	177,208	1,065,188
WPP PLC	1,005,565	10,526,558
		1,560,581,443
UNITED STATES — 5.8%
Access Bio, Inc. KDR	36,140	217,227
Accustem Sciences, Inc. (a)	11	16
Adaptimmune Therapeutics PLC ADR (a)	212,638	196,690
Argonaut Gold, Inc. (a)	263,228	105,430
Bausch Health Cos., Inc. (a)(b)	253,226	2,028,487
Brookfield Renewable Corp. Class A (b)	141,825	4,479,023
Carnival PLC (a)	240,658	3,979,019
Constellium SE (a)	61,023	1,049,596
CSL Ltd.	357,348	65,980,019
CyberArk Software Ltd. (a)(b)	45,934	7,180,862
Energy Fuels, Inc. (a)(b)	21,577	134,199
Experian PLC	836,933	32,112,588
Fiverr International Ltd. (a)(b)	16,444	427,708
Flex Ltd. (a)	328,341	9,075,345
Globant SA (a)(b)	29,911	5,375,605
GSK PLC	2,941,566	51,937,817
Haleon PLC	3,676,871	15,063,875
Hecla Mining Co. (b)	16,668	85,840
Holcim AG (a)	459,973	30,951,070
ICON PLC (a)	46,212	11,562,242
Inmode Ltd. (a)	24,125	901,069
International Game Technology PLC (b)	78,596	2,506,426
James Hardie Industries PLC CDI (a)	315,747	8,354,535
Monday.com Ltd. (a)	25,909	4,436,140
Nestle SA	1,970,597	237,004,680
Nordic American Tankers Ltd. (b)	296,167	1,086,933
PolyPeptide Group AG (a)(b)(f)	13,493	283,087
Security Description	Shares	Value
QIAGEN NV (a)	174,498	$7,832,125
REC Silicon ASA (a)(b)	559,992	839,448
RHI Magnesita NV	25,081	845,637
Roche Holding AG	505,698	154,594,985
Roche Holding AG Bearer Shares	1	328
Sanofi	850,585	91,128,473
Schneider Electric SE (d)	425,698	77,310,127
Schneider Electric SE (d)	2,000	363,970
Signify NV (f)	110,012	3,080,994
Sinch AB (a)(b)(f)	463,904	1,045,806
Spotify Technology SA (a)	86,706	13,920,648
Stellantis NV (d)	788,956	13,840,880
Stellantis NV (d)	806,303	14,154,000
Stratasys Ltd. (a)	34,246	608,209
Swiss Re AG	198,861	20,013,910
Tenaris SA	282,194	4,222,488
UroGen Pharma Ltd. (a)(b)	103,967	1,076,058
Waste Connections, Inc. (b)	193,988	27,755,714
Zymeworks, Inc. (a)(b)	26,703	230,714
		929,380,042
ZAMBIA — 0.1%
First Quantum Minerals Ltd. (b)	433,594	10,269,288
TOTAL COMMON STOCKS (Cost $15,027,888,551)		16,036,947,218

PREFERRED STOCKS — 0.0% (e)
GERMANY — 0.0% (e)
Dr. Ing. h.c. F. Porsche AG (a)(f)	39,129	4,855,959
TOTAL PREFERRED STOCKS (Cost $4,315,441)		4,855,959
RIGHTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
Abacus Property Group (expiring 07/27/23) (a)	47,973	—
AUSTRIA — 0.0% (e)
Lenzing AG (expiring 07/05/23) (a)	9,630	56,113
BELGIUM — 0.0% (e)
Aedifica SA (expiring 07/01/23) (a)(b)	90,510	120,291
CANADA — 0.0% (e)
Pan American Silver Corp. (expiring 02/22/29) (a)	32,412	16,533
FRANCE — 0.0% (e)
Fnac Darty Sa (expiring 07/01/23) (a)	1,233	—

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
SINGAPORE — 0.0% (e)
CapitaLand India Trust Management Pte. Ltd. (expiring 07/10/23) (a)	170,872	$10,101
SOUTH KOREA — 0.0% (e)
IGIS Value Plus REIT Co. Ltd. (expiring 07/25/23) (a)	6,216	708
SPAIN — 0.0% (e)
Sacyr SA (expiring 07/04/23) (a)(b)	494,439	44,288
TOTAL RIGHTS (Cost $210,201)		248,034
WARRANTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
PointsBet Holdings Ltd. (expiring 07/08/24) (a)	23,421	—
FRANCE — 0.0% (e)
Technicolor SA (expiring 09/22/24) (a)(b)	7,094	142
TOTAL WARRANTS (Cost $0)		142
SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (g)(h)	4,978,755	4,979,750
State Street Navigator Securities Lending Portfolio II (i)(j)	518,740,329	518,740,329
TOTAL SHORT-TERM INVESTMENTS (Cost $523,720,079)		523,720,079
TOTAL INVESTMENTS — 102.4% (Cost $15,556,134,272)		16,565,771,432
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(381,107,832)
NET ASSETS — 100.0%		$16,184,663,600

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the security is $1,466,963, representing 0.01% of the Fund's net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

At June 30, 2023, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	720	09/15/2023	$76,818,777	$77,598,000	$779,223

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$16,034,432,103	$1,048,152	$1,466,963	$16,036,947,218
Preferred Stocks	4,855,959	—	—	4,855,959
Rights	191,921	56,113	—	248,034
Warrants	142	—	—	142
Short-Term Investments	523,720,079	—	—	523,720,079
TOTAL INVESTMENTS	$16,563,200,204	$1,104,265	$1,466,963	$16,565,771,432
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$779,223	$—	$—	$779,223
TOTAL OTHER FINANCIAL INSTRUMENTS:	$779,223	$—	$—	$779,223
Sector Breakdown as of June 30, 2023

% of Net Assets
Financials	18.1%
Industrials	16.6
Consumer Discretionary	11.9
Health Care	10.8
Information Technology	9.9
Consumer Staples	8.7
Materials	8.1
Energy	5.0
Communication Services	4.1
Utilities	3.2
Real Estate	2.7
Short-Term Investments	3.3
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	5,175,127	$5,176,162	$814,724,595	$814,920,187	$(820)	$—	4,978,755	$4,979,750	$1,353,966
State Street Navigator Securities Lending Portfolio II	327,294,380	327,294,380	2,558,662,024	2,367,216,075	—	—	518,740,329	518,740,329	4,337,631
Total		$332,470,542	$3,373,386,619	$3,182,136,262	$(820)	$—		$523,720,079	$5,691,597
See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 7.7%
29Metals Ltd. (a)	106,967	$60,166
88 Energy Ltd. (b)	9,819,685	45,755
Abacus Property Group REIT	216,230	387,181
Accent Group Ltd.	292,475	326,099
Adairs Ltd. (a)	89,227	93,842
Adbri Ltd. (a)	242,961	386,527
Aeris Resources Ltd. (a)(b)	228,981	73,162
AET&D Holdings No 1 Ltd. (a)(b)(c)	110,316	—
Alkane Resources Ltd. (b)	241,044	113,118
Alliance Aviation Services Ltd. (b)	60,403	115,797
AMA Group Ltd. (a)(b)	435,690	29,002
Anteotech Ltd. (b)	1,373,868	36,581
Appen Ltd. (a)(b)	51,742	82,317
Arafura Rare Earths Ltd. (b)	571,869	116,103
ARB Corp. Ltd. (a)	25,972	494,444
Archer Materials Ltd. (a)(b)	171,223	67,815
Ardent Leisure Group Ltd.	193,626	57,999
Arena REIT (a)	231,076	578,347
AUB Group Ltd.	37,676	737,323
Audinate Group Ltd. (a)(b)	49,373	305,317
Aurelia Metals Ltd. (b)	585,247	36,230
Aussie Broadband Ltd. (a)(b)	66,672	132,253
Austal Ltd.	154,091	243,092
Australian Agricultural Co. Ltd. (a)(b)	207,460	201,620
Australian Ethical Investment Ltd. (a)	56,693	126,799
Australian Finance Group Ltd. (a)	163,498	194,810
Australian Strategic Materials Ltd. (b)	45,484	33,304
AVZ Minerals Ltd. (a)(b)(c)	1,385,022	359,557
Baby Bunting Group Ltd. (a)	96,293	88,134
Bapcor Ltd.	51,514	203,684
Bega Cheese Ltd. (a)	96,460	182,995
Bellevue Gold Ltd. (b)	406,310	343,485
Betmakers Technology Group Ltd. (a)(b)	695,743	60,206
Bigtincan Holdings Ltd. (a)(b)	202,501	68,745
Blackmores Ltd.	9,098	570,725
Boss Energy Ltd. (b)	124,583	257,079
BrainChip Holdings Ltd. (a)(b)	620,458	150,748
Bravura Solutions Ltd. (a)	163,911	51,280
Bubs Australia Ltd. (a)(b)	479,647	57,470
BWP Trust REIT	229,083	553,535
Calix Ltd. (a)(b)	72,121	200,191
Capricorn Metals Ltd. (b)	142,248	381,590
Carnarvon Energy Ltd. (a)(b)	592,100	51,237
Cedar Woods Properties Ltd. (a)	71,304	238,741
Cenntro Electric Group Ltd. (b)	108,170	31,283
Centuria Capital Group Stapled Security	275,899	303,026
Security Description	Shares	Value
Centuria Industrial REIT (a)	146,933	$303,198
Centuria Office REIT	137,439	125,336
Chalice Mining Ltd. (b)	151,193	630,017
Champion Iron Ltd. (a)	142,693	577,500
Charter Hall Retail REIT	401,646	965,154
Charter Hall Social Infrastructure REIT	204,459	400,129
City Chic Collective Ltd. (a)(b)	98,683	24,962
Clinuvel Pharmaceuticals Ltd. (a)	22,479	267,541
Collins Foods Ltd.	55,833	365,334
Cooper Energy Ltd. (a)(b)	992,315	99,080
Core Lithium Ltd. (a)(b)	755,951	452,879
Costa Group Holdings Ltd. (a)	237,447	429,914
Credit Corp. Group Ltd. (a)	28,758	379,027
Cromwell Property Group REIT	439,234	156,421
Data#3 Ltd.	48,782	233,797
De Grey Mining Ltd. (b)	576,343	515,999
Deep Yellow Ltd. (b)	231,734	116,462
Deterra Royalties Ltd.	311,220	952,953
Dexus Industria REIT	152,424	261,769
Dicker Data Ltd. (a)	37,914	206,947
Dubber Corp. Ltd. (a)(b)	278,855	37,124
Elders Ltd.	78,438	343,557
Electro Optic Systems Holdings Ltd. (a)(b)	49,554	25,234
Emeco Holdings Ltd. (a)	216,713	93,766
EML Payments Ltd. (a)(b)	246,008	102,347
Estia Health Ltd.	108,744	214,261
EVT Ltd. (a)	20,201	157,865
Firefinch Ltd. (a)(b)(c)	448,883	17,928
FleetPartners Group Ltd. (b)	160,038	274,846
G8 Education Ltd.	28,666	19,845
GDI Property Group Partnership REIT	238,244	102,289
Gold Road Resources Ltd.	508,760	502,904
GrainCorp Ltd. Class A	114,635	597,482
GUD Holdings Ltd. (a)	69,692	409,164
GWA Group Ltd.	151,473	176,449
Hansen Technologies Ltd. (a)	106,492	366,483
Hastings Technology Metals Ltd. (a)(b)	49,396	44,060
Healius Ltd.	186,149	394,034
Helia Group Ltd.	97,089	223,610
HMC Capital Ltd. REIT	123,752	416,820
HomeCo Daily Needs REIT	618,526	483,773
Hotel Property Investments Ltd. REIT (a)	106,222	222,019
HUB24 Ltd.	32,485	550,322
Humm Group Ltd. (a)	132,520	41,019
Imdex Ltd.	396,865	499,287
Imugene Ltd. (b)	2,277,652	137,967
Infomedia Ltd.	231,364	246,412
Ingenia Communities Group REIT	201,323	533,362
Inghams Group Ltd.	93,132	162,422
Insignia Financial Ltd.	183,464	344,386

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Integral Diagnostics Ltd. (a)	70,152	$153,165
InvoCare Ltd. (a)	136,082	1,140,440
ioneer Ltd. (b)	785,323	177,735
IPH Ltd.	115,912	604,138
IRESS Ltd.	42,685	291,236
Iris Energy Ltd. (a)(b)	32,213	150,113
Jervois Global Ltd. (b)	178,491	10,709
Johns Lyng Group Ltd.	75,721	268,148
Judo Capital Holdings Ltd. (b)	188,215	148,463
Jumbo Interactive Ltd.	14,393	136,621
Jupiter Mines Ltd.	1,045,679	135,731
Karoon Energy Ltd. (b)	665,428	872,596
Kelsian Group Ltd. (a)	67,134	324,433
Kogan.com Ltd. (a)(b)	69,115	223,131
Lake Resources NL (a)(b)	564,400	112,708
Leo Lithium Ltd. (b)	345,786	246,285
Lifestyle Communities Ltd. (a)	36,563	381,136
Link Administration Holdings Ltd.	199,288	221,536
Lovisa Holdings Ltd.	39,905	512,661
MA Financial Group Ltd. (a)	35,912	121,437
Magellan Financial Group Ltd.	70,921	448,009
Mayne Pharma Group Ltd. (a)(b)	51,393	150,523
McMillan Shakespeare Ltd.	45,771	550,242
Megaport Ltd. (a)(b)	72,797	349,862
Mesoblast Ltd. (b)	256,983	194,154
Mincor Resources NL (a)(b)	219,401	204,462
Monadelphous Group Ltd.	51,381	400,845
Monash IVF Group Ltd.	350,118	266,849
Morella Corp. Ltd. (b)	33,051	176
Mount Gibson Iron Ltd. (a)(b)	375,134	108,623
Myer Holdings Ltd. (a)	480,553	188,729
Nanosonics Ltd. (a)(b)	159,339	502,743
Neometals Ltd. (a)(b)	333,546	109,902
Nick Scali Ltd. (a)	45,811	277,801
Novonix Ltd. (a)(b)	136,829	89,714
NRW Holdings Ltd.	216,229	364,150
Nufarm Ltd.	184,231	624,204
Nuix Ltd. (a)(b)	161,558	91,410
OceanaGold Corp. (a)	353,740	697,723
OFX Group Ltd. (b)	248,053	326,931
Omni Bridgeway Ltd. (a)(b)	130,589	227,748
oOh!media Ltd.	317,180	249,134
Opthea Ltd. (a)(b)	178,847	65,477
Pact Group Holdings Ltd.	57,534	25,276
Paladin Energy Ltd. (b)	1,295,133	629,337
Paradigm Biopharmaceuticals Ltd. (b)	120,622	79,489
Peninsula Energy Ltd. (b)	961,711	108,828
Perenti Ltd. (a)(b)	479,979	327,485
Perpetual Ltd.	51,221	882,385
Perseus Mining Ltd.	616,573	677,196
PEXA Group Ltd. (b)	45,385	411,165
Pinnacle Investment Management Group Ltd. (a)	63,529	422,035
Security Description	Shares	Value
Platinum Asset Management Ltd. (a)	207,347	$240,156
PointsBet Holdings Ltd. (a)(b)	94,566	112,677
PolyNovo Ltd. (a)(b)	386,199	397,178
PPK Group Ltd. (b)	79,613	73,132
PPK Mining Equipment Group Pty Ltd. (b)(c)	22,984	—
Praemium Ltd. (a)	313,501	140,860
Qoria Ltd. (a)(b)	724,111	118,091
Ramelius Resources Ltd.	331,469	278,009
Red 5 Ltd. (b)	1,361,754	172,226
Redbubble Ltd. (a)(b)	184,440	45,426
Regis Resources Ltd. (b)	444,725	541,737
Renascor Resources Ltd. (a)(b)	1,748,568	221,148
Resolute Mining Ltd. (b)	832,134	216,025
RPMGlobal Holdings Ltd. (b)	155,951	153,118
Rural Funds Group REIT	228,094	267,981
Sandfire Resources Ltd. (b)	255,896	1,004,989
Sayona Mining Ltd. (b)	2,936,323	342,049
Select Harvests Ltd. (a)	52,992	146,388
Service Stream Ltd. (a)	237,032	127,802
Sigma Healthcare Ltd.	493,064	275,695
Silver Lake Resources Ltd. (b)	391,982	251,791
Silver Mines Ltd. (b)	1,016,042	121,739
SiteMinder Ltd. (a)(b)	71,143	138,281
SmartGroup Corp. Ltd.	107,741	568,005
SolGold PLC (a)(b)	746,704	150,942
Solvar Ltd. (a)	92,493	95,123
Southern Cross Media Group Ltd. (a)	153,928	88,630
Southern Cross Payment Ltd. (a)(b)(c)	218,742	—
Splitit Ltd. (b)	133,914	7,131
St Barbara Ltd. (b)	389,252	124,371
Starpharma Holdings Ltd. (b)	262,270	54,120
Strike Energy Ltd. (b)	1,890,522	553,707
Superloop Ltd. (b)	114,795	44,320
Symbio Holdings Ltd. (a)	50,879	68,413
Syrah Resources Ltd. (a)(b)	317,727	191,403
Tabcorp Holdings Ltd.	522,034	385,716
Talga Group Ltd. (a)(b)	184,941	182,812
Telix Pharmaceuticals Ltd. (b)	148,539	1,109,377
Temple & Webster Group Ltd. (a)(b)	36,272	141,969
Tritium DCFC Ltd. (a)(b)	45,892	50,022
Tyro Payments Ltd. (a)(b)	196,969	149,468
United Malt Group Ltd. (b)	116,528	341,294
Vulcan Energy Resources Ltd. (b)	52,713	147,020
Waypoint REIT Ltd.	373,237	643,473
Webjet Ltd. (a)(b)	182,057	837,397
Weebit Nano Ltd. (a)(b)	93,976	317,154
West African Resources Ltd. (b)	430,989	248,158
Westgold Resources Ltd. (b)	220,463	211,322

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Zip Co. Ltd. (a)(b)	274,885	$75,021
		52,892,065
AUSTRIA — 0.4%
AT&S Austria Technologie & Systemtechnik AG	13,667	490,860
DO & Co. AG (b)	4,083	557,710
FACC AG (b)	12,272	81,672
Kontron AG	25,505	503,928
Palfinger AG	5,892	179,346
Porr Ag	8,792	124,313
S IMMO AG (b)	32,593	433,820
Schoeller-Bleckmann Oilfield Equipment AG	5,457	316,136
		2,687,785
BELGIUM — 0.8%
AGFA-Gevaert NV (b)	101,837	249,984
Care Property Invest NV REIT (a)	6,314	85,005
Econocom Group SA	54,587	158,117
Fagron	25,845	434,796
Gimv NV	2,550	121,437
Intervest Offices & Warehouses NV REIT	16,076	242,739
Ion Beam Applications	12,128	202,180
Kinepolis Group NV	9,704	436,717
Materialise NV ADR (b)	20,465	176,818
Mithra Pharmaceuticals SA (a)(b)	8,119	17,627
Montea NV REIT	5,112	393,750
Ontex Group NV (a)(b)	44,353	332,917
Recticel SA (a)	33,114	393,788
Retail Estates NV REIT	5,937	384,102
Telenet Group Holding NV	15,132	340,416
Tessenderlo Group SA (a)	29,007	949,399
X-Fab Silicon Foundries SE (b)(d)	49,767	538,614
Xior Student Housing NV REIT (a)	9,008	267,806
		5,726,212
BERMUDA — 0.0% (e)
Conduit Holdings Ltd.	39,336	230,545
BOSNIA AND HERZEGOVINA — 0.0% (e)
Adriatic Metals PLC CDI (b)	82,359	174,335
BRAZIL — 0.1%
ERO Copper Corp. (a)(b)	31,640	640,810
BURKINA FASO — 0.1%
IAMGOLD Corp. (a)(b)	227,357	603,078
CANADA — 8.0%
Absolute Software Corp. (a)	18,837	215,809
ADENTRA, Inc. (a)	10,253	251,821
Advantage Energy Ltd. (a)(b)	206,680	1,351,054
Aecon Group, Inc. (a)	31,892	298,133
Ag Growth International, Inc. (a)	7,142	273,482
Security Description	Shares	Value
Aimia, Inc. (a)(b)	72,443	$180,663
AirBoss of America Corp. (a)	6,972	36,092
Alaris Equity Partners Income	25,833	295,764
Algoma Steel Group, Inc.	25,375	179,490
Altius Minerals Corp. (a)	41,039	679,202
Altus Group Ltd. (a)	13,212	438,619
Americas Gold & Silver Corp. (a)(b)	72,494	25,475
Andlauer Healthcare Group, Inc. (a)	6,879	231,336
Artis Real Estate Investment Trust	88,113	481,434
Athabasca Oil Corp. (a)(b)	307,557	667,061
Atrium Mortgage Investment Corp. Class C (a)	39,170	333,015
Aurinia Pharmaceuticals, Inc. (b)	54,959	532,003
Aurora Cannabis, Inc. (a)(b)	115,313	61,001
AutoCanada, Inc. (a)(b)	18,603	270,206
Automotive Properties Real Estate Investment Trust	15,300	132,852
Aya Gold & Silver, Inc. (b)	67,066	430,297
Badger Infrastructure Solution (a)	16,992	345,426
BELLUS Health, Inc. (b)	74,683	1,101,574
Bitfarms Ltd. (b)	107,751	159,601
Boardwalk Real Estate Investment Trust	23,818	1,119,396
Calian Group Ltd. (a)	1,982	92,161
Calibre Mining Corp. (b)	78,420	82,376
Canaccord Genuity Group, Inc. (a)	61,826	390,136
Canopy Growth Corp. (a)(b)	124,797	48,099
Capstone Copper Corp. (b)	196,127	890,779
Cardinal Energy Ltd. (a)	69,753	346,854
Cascades, Inc. (a)	28,655	253,147
Celestica, Inc. (b)	64,901	943,167
Centerra Gold, Inc. (a)	71,467	428,829
Cineplex, Inc. (a)(b)	19,974	133,890
Cogeco, Inc. (a)	4,914	207,478
Colossus Minerals, Inc. (a)(b)(c)	390	—
Converge Technology Solutions Corp. (a)	88,963	215,138
Corus Entertainment, Inc. Class B (a)	179,132	177,338
Cronos Group, Inc. (a)(b)	58,632	115,647
Denison Mines Corp. (a)(b)	339,263	425,601
dentalcorp Holdings Ltd. (a)(b)	31,025	172,094
Diversified Royalty Corp. (a)	69,878	149,974
Doman Building Materials Group Ltd.	65,301	323,236
Dorel Industries, Inc. Class B (a)(b)	19,309	66,978
Dream Office Real Estate Investment Trust	23,793	232,671

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
DREAM Unlimited Corp. Class A (a)	24,727	$385,504
Dundee Precious Metals, Inc.	86,781	573,840
Dye & Durham Ltd. (a)	15,672	214,487
ElectraMeccanica Vehicles Corp. (a)(b)	63,517	39,419
Endeavour Silver Corp. (a)(b)	92,203	268,265
Enghouse Systems Ltd. (a)	8,382	203,904
Enthusiast Gaming Holdings, Inc. (a)(b)	53,160	26,113
Equinox Gold Corp. (a)(b)	122,479	561,835
Essa Pharma, Inc. (a)(b)	24,414	65,918
Exchange Income Corp. (a)	23,654	936,865
Extendicare, Inc. (a)	51,503	277,511
Fiera Capital Corp. (a)	34,413	168,001
Filo Corp. (a)(b)	31,261	609,746
Firm Capital Mortgage Investment Corp. (a)	35,165	271,328
Fission Uranium Corp. (a)(b)	228,500	105,335
Fortuna Silver Mines, Inc. (b)	121,721	396,461
GASFRAC Energy Services, Inc. (b)(c)	21,904	—
Global Atomic Corp. (a)(b)	61,721	138,998
goeasy Ltd. (a)	1,884	157,440
GoGold Resources, Inc. (b)	200,556	230,376
Gold Royalty Corp. (a)	51,444	91,056
GoldMining, Inc. (b)	80,691	73,175
Headwater Exploration, Inc. (a)	62,782	301,278
Heroux-Devtek, Inc. (a)(b)	12,709	147,331
Home Capital Group, Inc.	31,850	1,037,637
Hudbay Minerals, Inc. (a)	204,142	979,633
Hut 8 Mining Corp. (a)(b)	68,889	229,066
i-80 Gold Corp. (b)	35,328	79,560
Illumin Holdings, Inc. (a)(b)	28,430	47,697
Interfor Corp. (a)(b)	30,216	570,410
InterRent Real Estate Investment Trust	40,660	393,925
Jamieson Wellness, Inc. (a)(d)	18,483	419,176
K92 Mining, Inc. (b)	115,636	502,480
Karora Resources, Inc. (b)	61,797	189,139
Killam Apartment Real Estate Investment Trust	42,441	566,415
Knight Therapeutics, Inc. (a)(b)	80,255	299,611
Labrador Iron Ore Royalty Corp. (a)	19,725	463,293
Largo, Inc. (b)	19,127	81,235
Laurentian Bank of Canada (a)	41,049	1,025,566
Liberty Gold Corp. (b)	381,658	125,465
Li-Cycle Holdings Corp. (a)(b)	52,334	290,454
Lightstream Resources Ltd. (a)(b)(c)	64,736	—
Lundin Gold, Inc.	29,041	347,856
MAG Silver Corp. (a)(b)	55,377	617,276
Major Drilling Group International, Inc. (b)	36,281	250,601
Marathon Gold Corp. (b)	92,170	56,420
Martinrea International, Inc.	76,554	766,552
Security Description	Shares	Value
Milestone Pharmaceuticals, Inc. (b)	21,611	$61,591
Minto Apartment Real Estate Investment Trust (d)	21,259	241,308
Morguard North American Residential Real Estate Investment Trust	22,799	290,318
MTY Food Group, Inc. (a)	10,914	499,739
Mullen Group Ltd. (a)	66,088	758,145
NanoXplore, Inc. (a)(b)	51,843	126,938
Neptune Wellness Solutions, Inc. (b)	8,966	1,318
New Gold, Inc. (a)(b)	378,981	412,418
New Pacific Metals Corp. (b)	58,235	126,306
NexGen Energy Ltd. (a)(b)	161,493	762,767
NFI Group, Inc.	38,018	328,105
North American Construction Group Ltd. (a)	20,730	397,132
North West Co., Inc. (a)	30,239	717,555
Novagold Resources, Inc. (a)(b)	80,288	318,543
NuVista Energy Ltd. (a)(b)	61,091	490,298
Optiva, Inc. (b)	2	10
Organigram Holdings, Inc. (a)(b)	208,630	78,832
Orla Mining Ltd. (a)(b)	55,525	233,304
Osisko Gold Royalties Ltd. (a)	60,311	927,967
Osisko Mining, Inc. (a)(b)	99,844	242,961
Parex Resources, Inc. (a)	54,246	1,088,814
Park Lawn Corp. (a)	14,234	261,714
Peyto Exploration & Development Corp. (a)	63,138	522,949
Polaris Renewable Energy, Inc. (a)	30,942	333,213
Poseidon Concepts Corp. (b)(c)	43,064	—
Precision Drilling Corp. (a)(b)	13,791	673,995
Profound Medical Corp. (a)(b)	9,681	124,154
PyroGenesis Canada, Inc. (a)(b)	48,085	33,431
Real Matters, Inc. (a)(b)	41,446	189,807
Repare Therapeutics, Inc. (b)	22,633	239,457
Richelieu Hardware Ltd. (a)	15,532	491,812
Rogers Sugar, Inc. (a)	70,203	306,118
Russel Metals, Inc.	35,645	988,605
Sandstorm Gold Ltd. (a)	115,765	594,026
Savaria Corp. (a)	26,084	333,134
Seabridge Gold, Inc. (a)(b)	26,041	314,283
Secure Energy Services, Inc. (a)	82,286	394,251
ShawCor Ltd. (a)(b)	57,139	827,344
Sienna Senior Living, Inc. (a)	42,083	366,368
Silvercorp Metals, Inc. (a)	69,450	197,866
SilverCrest Metals, Inc. (a)(b)	60,462	354,570
Skeena Resources Ltd. (b)	19,761	95,426
Slate Grocery REIT Class U,	12,135	119,493
Slate Office REIT	39,965	59,800

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Sleep Country Canada Holdings, Inc. (a)(d)	18,646	$404,554
SNDL, Inc. (a)(b)	149,251	204,474
Solaris Resources, Inc. (a)(b)	20,615	92,228
Southern Pacific Resource Corp. (b)(c)	281,142	—
Sprott, Inc. (a)	14,204	460,389
Stelco Holdings, Inc. (a)	9,463	309,081
SunOpta, Inc. (a)(b)	35,044	234,444
Tamarack Valley Energy Ltd. (a)	93,850	227,666
Taseko Mines Ltd. (b)	106,110	152,359
TECSYS, Inc. (a)	4,752	100,050
TELUS Corp. (b)	199	3,877
Tilray Brands, Inc. (b)	4,128	6,396
Timbercreek Financial Corp. (a)	28,386	159,815
Torex Gold Resources, Inc. (b)	41,886	595,726
Transat AT, Inc. (a)(b)	45,952	171,202
Transcontinental, Inc. Class A (a)	37,677	417,415
Trisura Group Ltd. (a)(b)	17,278	490,561
True North Commercial Real Estate Investment Trust	56,150	100,992
Twin Butte Energy Ltd. (b)(c)	83,708	—
Uni-Select, Inc. (b)	31,242	1,110,853
Valeura Energy, Inc. (a)(b)	174	239
Victoria Gold Corp. (b)	14,054	81,993
Wajax Corp. (a)	13,106	247,016
Well Health Technologies Corp. (a)(b)	66,314	238,044
Wesdome Gold Mines Ltd. (a)(b)	97,470	508,251
Western Forest Products, Inc. (a)	210,469	165,417
Westport Fuel Systems, Inc. (a)(b)	6,192	47,683
Westshore Terminals Investment Corp. (a)	32,254	761,470
		54,588,432
CHINA — 0.3%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	87,000	159,199
BOE Varitronix Ltd.	175,000	251,895
China Glass Holdings Ltd. (b)	502,000	49,966
China Tobacco International HK Co. Ltd. (a)	192,000	265,095
China Youzan Ltd. (a)(b)	7,636,000	136,416
China Yuchai International Ltd.	9,062	95,151
Differ Group Auto Ltd. (a)(b)	1,042,000	9,441
GCL New Energy Holdings Ltd. (b)	366,100	24,760
Greenland Hong Kong Holdings Ltd.	183,000	10,041
HG Semiconductor Ltd. (b)	208,653	45,796
Inspur Digital Enterprise Technology Ltd. (b)	368,000	131,955
Security Description	Shares	Value
Theme International Holdings Ltd. (a)(b)	2,150,000	$241,431
TI Fluid Systems PLC (d)	116,310	201,991
Towngas Smart Energy Co. Ltd. (b)	314,827	139,805
Vesync Co. Ltd. (b)	143,000	55,291
VSTECS Holdings Ltd.	560,000	287,982
Zensun Enterprises Ltd. (b)	239,151	17,700
		2,123,915
COLOMBIA — 0.0% (e)
Aris Mining Corp. (a)	39,007	94,035
Canacol Energy Ltd. (a)	11,503	91,537
Gran Tierra Energy, Inc. (b)	19,037	93,225
		278,797
DENMARK — 1.2%
Amagerbanken AS (b)(c)	308,573	—
Atlantic Sapphire ASA (a)(b)	40,606	24,825
Bang & Olufsen AS (b)	58,089	89,880
Better Collective AS (b)	13,925	287,491
cBrain AS	9,377	213,237
Cementir Holding NV	38,495	311,626
D/S Norden AS	8,618	429,836
FLSmidth & Co. AS	20,171	975,914
H+H International AS Class B (b)	33,118	396,454
Matas AS	29,676	437,432
NNIT AS (b)(d)	8,702	101,621
NTG Nordic Transport Group AS Class A (b)	8,133	514,208
Per Aarsleff Holding AS	12,975	637,833
Scandinavian Tobacco Group AS Class A (d)	33,470	556,619
Spar Nord Bank AS	39,038	610,322
Sydbank AS	37,508	1,732,276
Zealand Pharma AS (b)	24,339	872,300
		8,191,874
EGYPT — 0.1%
Centamin PLC	466,101	540,135
FINLAND — 1.1%
Aktia Bank Oyj	26,668	270,582
Caverion Oyj	74,603	694,273
Citycon Oyj (a)(b)	55,687	353,591
Finnair Oyj (a)(b)	351,196	216,674
F-Secure Oyj	71,535	182,234
Harvia Oyj	6,749	170,089
Jervois Global Ltd. (a)(b)	598,071	26,275
Kamux Corp. (a)	16,068	95,189
Marimekko Oyj	16,902	167,620
Musti Group Oyj (b)	20,852	406,989
Nokian Renkaat Oyj	60,068	523,094
Oriola Oyj Class B	39,304	55,145
Outokumpu Oyj	159,842	854,848
QT Group Oyj (a)(b)	7,999	667,260
Raisio Oyj Class V	50,882	113,523

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Remedy Entertainment Oyj (a)	9,607	$258,887
Revenio Group Oyj	11,446	396,106
Rovio Entertainment Oyj (d)	31,479	313,557
Talenom Oyj (a)	14,675	116,396
Tecnotree Oyj (a)(b)	145,172	73,569
Terveystalo Oyj (d)	29,735	267,962
Tokmanni Group Corp.	24,599	320,977
Uponor Oyj	15,711	490,910
WithSecure Oyj (a)(b)	71,535	91,390
YIT Oyj (a)	80,005	186,442
		7,313,582
FRANCE — 1.6%
AB Science SA (a)(b)	23,583	107,805
Atos SE (b)	47,647	679,936
Aubay	6,013	312,265
Beneteau SA	31,360	529,629
Bigben Interactive (a)	24,976	144,964
Boiron SA	3,647	155,972
Bonduelle SCA (a)	14,642	177,316
Carbios SACA (a)(b)	5,189	198,142
Casino Guichard Perrachon SA (a)(b)	23,584	104,722
Cellectis SA (a)(b)	31,681	61,317
Chargeurs SA (a)	11,928	144,189
Cie des Alpes	6,385	96,410
Claranova SE (b)	50,673	93,320
Clariane SE (a)	24,886	180,823
Coface SA	47,338	651,770
Criteo SA ADR (b)	21,217	715,862
DBV Technologies SA (a)(b)	26,502	97,728
Derichebourg SA (a)	33,516	186,121
Elior Group SA (b)(d)	69,161	197,842
Esker SA	2,534	383,173
Etablissements Maurel et Prom SA	2,224	9,477
Euroapi SA (a)(b)	14,841	169,930
Fnac Darty SA	13,138	491,641
GL Events (b)	10,009	215,557
ID Logistics Group (b)	845	248,912
Innate Pharma SA (a)(b)	57,444	180,180
Kaufman & Broad SA	10,332	305,477
LNA Sante SA	8,247	259,127
Maisons du Monde SA (a)(b)(d)	30,448	306,277
Manitou BF SA (a)	6,745	180,291
McPhy Energy SA (a)(b)	7,662	70,050
Mersen SA	9,989	452,267
Nacon SA (a)(b)	11,191	24,175
Nanobiotix SA (b)	15,227	77,083
Nexity SA (a)	13,895	280,450
Novacyt SA (b)	37,643	17,405
Orpea SA (a)(b)	23,975	49,423
Quadient SA	20,596	423,789
Sequans Communications SA ADR (b)	27,171	60,591
SMCP SA (b)(d)	31,814	276,978
Solutions 30 SE (a)(b)	83,484	253,934
Security Description	Shares	Value
Trigano SA	3,256	$466,417
Valneva SE (a)(b)	46,833	341,109
Vilmorin & Cie SA (a)	4,559	311,364
		10,691,210
GABON — 0.0% (e)
BW Energy Ltd. (b)	17,498	42,138
GERMANY — 3.2%
2G Energy AG	6,216	189,208
About You Holding SE (b)	22,027	114,966
ADLER Group SA (a)(b)(d)	59,714	35,994
Affimed NV (b)	74,002	44,268
Allgeier SE	2,526	69,586
Amadeus Fire AG	3,570	435,447
ATAI Life Sciences NV (a)(b)	48,178	82,866
Atoss Software AG	993	224,798
Aumann AG (d)	391	5,947
AURELIUS Equity Opportunities SE & Co. KGaA (b)	17,392	338,698
Bertrandt AG	3,213	171,764
Bilfinger SE	21,152	821,997
Borussia Dortmund GmbH & Co. KGaA (b)	53,596	255,236
CANCOM SE	8,879	268,717
CECONOMY AG (b)	118,097	296,341
Cewe Stiftung & Co. KGAA	3,582	356,406
CropEnergies AG	14,334	156,697
Datagroup SE	2,718	173,176
Deutsche Beteiligungs AG	8,882	280,049
Deutsche Pfandbriefbank AG (a)(d)	102,957	752,585
Deutz AG	69,160	406,318
DIC Asset AG	50,312	279,392
Draegerwerk AG & Co. KGaA Preference Shares	5,583	265,265
Duerr AG	13,332	431,120
Eckert & Ziegler Strahlen- und Medizintechnik AG	9,148	363,090
Elmos Semiconductor SE	9,107	747,168
ElringKlinger AG	14,969	134,732
flatexDEGIRO AG (b)	31,501	312,195
Gerresheimer AG	9,748	1,096,476
GFT Technologies SE	13,341	375,520
GRENKE AG	8,126	236,708
Hamborner REIT AG	55,409	386,283
Hamburger Hafen und Logistik AG	13,840	171,530
Heidelberger Druckmaschinen AG (b)	83,964	131,086
Hornbach Holding AG & Co. KGaA	7,060	556,503
Hypoport SE (b)	2,006	366,144
Indus Holding AG	23,744	668,342
Instone Real Estate Group SE (d)	25,012	149,812
Jenoptik AG	26,541	910,384

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
JOST Werke SE (d)	8,771	$474,630
Jumia Technologies AG ADR (b)	38,344	131,136
Kloeckner & Co. SE	60,784	591,533
Koenig & Bauer AG (b)	9,803	203,206
Lilium NV (a)(b)	65,223	114,792
LPKF Laser & Electronics SE (b)	9,488	86,693
MBB SE	2,722	236,982
Medios AG (b)	7,340	124,924
Mensch und Maschine Software SE	1,759	104,781
Montana Aerospace AG (b)(d)	11,271	181,918
MorphoSys AG (b)	20,935	621,936
Nagarro SE (a)(b)	2,602	226,393
New Work SE	1,006	135,657
Norma Group SE	18,662	344,495
PATRIZIA SE	17,414	207,086
Pfeiffer Vacuum Technology AG	4,056	659,339
ProSiebenSat.1 Media SE (b)	27,715	258,285
PVA TePla AG (b)	9,115	189,144
SAF-Holland SE	36,528	510,106
Salzgitter AG	13,259	479,389
Secunet Security Networks AG	697	165,393
SFC Energy AG (b)	7,285	180,816
SGL Carbon SE (a)(b)	17,132	157,285
Sirius Real Estate Ltd.	393,622	427,118
Stabilus SE	9,530	572,368
STRATEC SE	2,178	150,651
SUESS MicroTec SE	11,905	316,267
TAG Immobilien AG (b)	82,612	780,704
Takkt AG	18,518	281,228
Vossloh AG	4,688	209,699
Westwing Group SE (b)	5,594	52,547
		22,239,315
GHANA — 0.1%
Tullow Oil PLC (a)(b)	1,120,230	402,196
GREECE — 0.0% (e)
TT Hellenic Postbank SA (b)(c)	129,076	—
GUERNSEY — 0.1%
Balanced Commercial Property Trust Ltd. REIT (a)	563,825	474,534
HONG KONG — 1.1%
Aidigong Maternal & Child Health Ltd. (a)(b)	3,790,000	174,106
Alliance International Education Leasing Holdings Ltd. (a)(b)(d)	651,000	398,744
Apollo Future Mobility Group Ltd. (b)	1,445,072	28,766
Cafe de Coral Holdings Ltd.	177,191	227,011
Canvest Environmental Protection Group Co. Ltd. (a)	503,000	252,893
Security Description	Shares	Value
China Ocean Resources Co. Ltd. (a)(b)(c)	26,593	$—
Chow Sang Sang Holdings International Ltd.	68,000	75,752
C-Mer Eye Care Holdings Ltd. (a)(b)	384,000	185,223
Cowell e Holdings, Inc. (a)(b)	166,000	306,725
Dah Sing Financial Holdings Ltd.	42,000	104,938
EC Healthcare (a)	167,000	88,864
Esprit Holdings Ltd. (b)	1,084,400	83,026
Far East Consortium International Ltd.	714,897	169,679
Gold Fin Holdings (b)(c)	1,158,000	—
Haitong International Securities Group Ltd. (a)(b)	1,880,410	160,768
HKBN Ltd.	472,000	254,171
Hong Kong ChaoShang Group Ltd. (b)	824,000	75,706
Hong Kong Technology Venture Co. Ltd. (a)	360,000	205,344
Hutchison Port Holdings Trust Stapled Security	2,252,800	434,790
Hutchison Telecommunications Hong Kong Holdings Ltd.	774,000	122,472
K Wah International Holdings Ltd.	1,214,238	388,911
Long Well International Holdings Ltd. (b)(c)	2,380,000	—
Luk Fook Holdings International Ltd.	170,000	434,946
Melco International Development Ltd. (b)	217,000	201,587
Modern Dental Group Ltd.	206,000	79,387
OCI International Holdings Ltd. (b)	400,000	32,667
Pacific Textiles Holdings Ltd.	520,000	121,430
PAX Global Technology Ltd.	457,000	346,398
Peace Mark Holdings Ltd. (b)(c)	504,228	—
Perfect Medical Health Management Ltd.	494,000	244,586
Prosperity REIT	628,000	141,041
Realord Group Holdings Ltd. (a)(b)	146,000	115,696
Sa Sa International Holdings Ltd. (b)	773,248	139,127
Shenzhou Space Park Group Ltd. (b)(c)	780,000	—
Shun Tak Holdings Ltd. (b)	1,054,849	165,565
SMI Holdings Group Ltd. (a)(b)(c)	608,081	—
Sun Hung Kai & Co. Ltd.	365,000	142,058
Sunlight Real Estate Investment Trust	595,000	218,666
Superb Summit International Group Ltd. (a)(b)(c)	1,685,500	—

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Texhong International Group Ltd.	243,500	$160,332
Truly International Holdings Ltd. (a)	914,000	107,302
Value Partners Group Ltd. (a)	460,000	144,986
Vitasoy International Holdings Ltd.	396,000	493,194
Viva Goods Company Ltd. (b)	1,424,000	259,847
Yuexiu Real Estate Investment Trust (a)	1,109,000	236,331
Zhuguang Holdings Group Co. Ltd. (a)(b)	1,438,000	128,449
		7,651,484
INDONESIA — 0.1%
First Pacific Co. Ltd.	1,440,000	497,971
First Resources Ltd.	239,600	246,089
		744,060
IRAQ — 0.1%
Genel Energy PLC (a)	123,650	162,548
Gulf Keystone Petroleum Ltd.	180,971	276,323
		438,871
IRELAND — 0.6%
Amarin Corp. PLC ADR (a)(b)	151,460	180,237
C&C Group PLC	191,354	305,071
Cairn Homes PLC	175,590	222,220
COSMO Pharmaceuticals NV	5,234	264,728
Dalata Hotel Group PLC (b)	151,663	766,927
Fineos Corp. Ltd. CDI (b)	158,470	234,178
GH Research PLC (a)(b)	10,704	127,003
Glenveagh Properties PLC (b)(d)	256,921	313,937
Greencore Group PLC (b)	410,796	381,776
Irish Continental Group PLC	86,312	439,757
Irish Residential Properties REIT PLC (a)	380,981	395,699
Origin Enterprises PLC	67,046	243,946
Uniphar PLC (a)	108,854	353,904
		4,229,383
ISRAEL — 2.3%
AFI Properties Ltd. (b)	6,380	237,083
Allot Ltd. (a)(b)	20,324	64,224
AudioCodes Ltd.	17,478	159,574
Azorim-Investment Development & Construction Co. Ltd. (b)	60,388	183,070
BATM Advanced Communications Ltd. (a)(b)	152,043	50,983
Bet Shemesh Engines Holdings 1997 Ltd. (b)	8,818	236,599
Blue Square Real Estate Ltd.	2,495	144,350
Cellcom Israel Ltd. (b)	39,401	135,798
Ceragon Networks Ltd. (a)(b)	52,622	110,506
Clal Insurance Enterprises Holdings Ltd. (b)	41,684	646,779
Security Description	Shares	Value
Cognyte Software Ltd. (b)	28,859	$175,751
Compugen Ltd. (a)(b)	60,477	68,944
Danel Adir Yeoshua Ltd.	1,641	115,858
Delek Automotive Systems Ltd.	26,353	201,396
Delta Galil Ltd.	6,292	245,851
Elco Ltd.	4,485	153,490
Electra Consumer Products 1970 Ltd.	5,754	142,340
Electreon Wireless Ltd. (b)	2,428	57,577
FIBI Holdings Ltd.	5,318	214,242
Formula Systems 1985 Ltd.	6,422	472,268
Fox Wizel Ltd.	3,635	297,484
G City Ltd.	108,291	354,847
Gilat Satellite Networks Ltd. (a)(b)	22,832	142,243
Hilan Ltd.	4,608	227,361
IDI Insurance Co. Ltd.	7,753	175,390
Innoviz Technologies Ltd. (a)(b)	69,811	198,263
Inrom Construction Industries Ltd.	82,981	286,446
Isracard Ltd.	70,411	293,336
Israel Canada T.R Ltd.	105,736	243,615
Isras Investment Co. Ltd.	1,385	255,021
Ituran Location & Control Ltd.	15,437	360,300
Kornit Digital Ltd. (b)	20,419	599,706
Magic Software Enterprises Ltd.	13,548	180,188
Matrix IT Ltd.	17,163	349,323
Mediterranean Towers Ltd.	52,683	114,709
Mega Or Holdings Ltd. REIT	7,949	164,359
Menora Mivtachim Holdings Ltd.	10,271	217,296
Migdal Insurance & Financial Holdings Ltd.	412,334	499,452
Nano Dimension Ltd. ADR (a)(b)	127,239	367,721
Nano-X Imaging Ltd. (a)(b)	18,532	287,061
Oil Refineries Ltd.	2,277,883	649,430
One Software Technologies Ltd.	16,835	226,375
Oramed Pharmaceuticals, Inc. (a)(b)	14,054	50,313
Partner Communications Co. Ltd. (b)	62,785	247,015
Paz Oil Co. Ltd. (b)	6,291	674,711
Perion Network Ltd. (a)(b)	26,661	817,693
Radware Ltd. (b)	28,569	553,953
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,229	308,728
REE Automotive Ltd. Class A (a)(b)	130,454	49,573
Reit 1 Ltd.	128,887	564,388
Sapiens International Corp. NV	27,574	726,920
Sella Capital Real Estate Ltd. REIT	162,240	323,085
Shufersal Ltd. (b)	65,802	343,111

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Silicom Ltd. (b)	7,524	$277,335
Sisram Medical Ltd. (a)(d)	111,200	132,533
Summit Real Estate Holdings Ltd. REIT	13,381	171,240
Taboola.com Ltd. (b)	73,837	229,633
Tel Aviv Stock Exchange Ltd. (b)	34,702	179,076
Tremor International Ltd. ADR (a)(b)	16,908	121,738
		16,077,654
ITALY — 1.9%
AMCO - Asset Management Co. SpA Class B (a)(b)(c)	325	—
Anima Holding SpA (d)	165,325	614,700
Arnoldo Mondadori Editore SpA	165,593	362,227
Ascopiave SpA	42,948	110,347
Avio SpA (a)(b)	7,871	80,119
Banca IFIS SpA	15,827	253,138
Banca Monte dei Paschi di Siena SpA (b)	165,019	414,442
Banca Popolare di Sondrio SPA	109,759	456,955
Banca Sistema SpA (a)(d)	108,182	141,868
BFF Bank SpA (d)	52,202	571,233
Biesse SpA	13,274	174,652
Cromwell European Real Estate Investment Trust	142,200	242,019
Danieli & C Officine Meccaniche SpA	19,116	350,791
Datalogic SpA (a)	6,272	47,557
Digital Bros SpA (a)	6,339	126,422
doValue SpA (d)	24,704	114,142
El.En. SpA (a)	43,536	522,001
Esprinet SpA	30,449	184,702
Eurotech SpA (a)(b)	43,091	131,634
Fila SpA	12,193	104,558
Fincantieri SpA (a)(b)	154,150	85,602
Gruppo MutuiOnline SpA (b)	8,395	282,554
GVS SpA (a)(b)(d)	28,452	171,813
Immobiliare Grande Distribuzione SIIQ SpA REIT (a)	24,342	64,268
Italian Wine Brands SpA (a)	5,828	135,115
Italmobiliare SpA	2,535	69,280
Iveco Group NV (b)	80,750	726,987
Juventus Football Club SpA (a)(b)	783,174	293,074
Maire Tecnimont SpA	72,628	280,500
MARR SpA	34,678	531,942
MFE-MediaForEurope NV Class A	1,179,495	657,570
OVS SpA (d)	277,528	769,069
Piaggio & C SpA	96,836	401,463
RAI Way SpA (d)	55,580	334,114
Safilo Group SpA (b)	71,509	96,896
Security Description	Shares	Value
Saipem SpA (b)	549,023	$763,705
SOL SpA	8,491	245,024
Spaxs SpA (a)(b)	18,697	129,530
Tamburi Investment Partners SpA	73,761	742,768
Tinexta Spa	9,917	182,200
Unieuro SpA (a)(d)	22,434	242,308
Webuild SpA (a)	169,920	320,156
Zignago Vetro SpA	20,951	357,035
		12,886,480
JAPAN — 36.0%
3-D Matrix Ltd. (a)(b)	116,600	138,757
77 Bank Ltd.	38,000	673,055
Access Co. Ltd. (b)	37,300	255,230
Adastria Co. Ltd.	10,000	211,713
Advanced Media, Inc. (a)	17,700	255,333
Adways, Inc.	10,500	48,383
Aeon Delight Co. Ltd.	17,000	361,089
Aeon Fantasy Co. Ltd.	7,900	174,359
Ai Holdings Corp. (a)	23,700	378,780
Aichi Financial Group, Inc.	18,248	292,529
Aichi Steel Corp.	3,200	67,638
Aida Engineering Ltd.	34,900	226,976
Aiful Corp.	139,076	322,347
Aiming, Inc. (a)	24,800	74,639
Airtrip Corp.	10,400	201,186
Aisan Industry Co. Ltd.	32,800	265,514
Akatsuki, Inc.	2,300	32,431
Akebono Brake Industry Co. Ltd. (b)	81,800	79,799
Akita Bank Ltd.	1,800	20,810
Alconix Corp.	17,000	161,490
Altech Corp.	17,980	371,331
Amiyaki Tei Co. Ltd.	1,700	42,872
Amuse, Inc.	9,300	116,141
Anest Iwata Corp.	27,100	221,247
AnGes, Inc. (a)(b)	82,000	63,542
Anicom Holdings, Inc.	53,000	229,917
Appier Group, Inc. (b)	25,900	313,413
Arakawa Chemical Industries Ltd.	17,000	117,383
Arata Corp.	7,300	236,877
Arcland Service Holdings Co. Ltd. (a)	10,400	210,036
ARCLANDS Corp.	10,400	113,257
Arcs Co. Ltd.	28,300	481,277
Arealink Co. Ltd.	4,100	70,378
Argo Graphics, Inc.	17,000	458,124
Arisawa Manufacturing Co. Ltd.	17,000	130,557
Aruhi Corp. (a)	17,000	116,325
Asahi Holdings, Inc.	52,157	700,431
ASAHI YUKIZAI Corp. (a)	10,500	317,103
Asanuma Corp.	16,200	365,392
ASKA Pharmaceutical Holdings Co. Ltd.	10,500	104,684
ASKUL Corp.	27,900	386,066

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Atom Corp. (a)(b)	17,500	$103,279
Atrae, Inc. (b)	23,700	120,849
Autobacs Seven Co. Ltd.	27,800	294,282
Avex, Inc.	21,500	224,468
Awa Bank Ltd.	37,465	514,533
Axial Retailing, Inc.	10,000	249,766
Bando Chemical Industries Ltd.	32,700	325,790
Bank of Iwate Ltd.	8,000	113,246
Bank of Nagoya Ltd.	3,160	72,367
Bank of Saga Ltd.	17,000	195,364
Bank of the Ryukyus Ltd.	54,320	343,129
BASE, Inc. (a)(b)	35,900	66,318
Belc Co. Ltd.	6,300	279,399
Bell System24 Holdings, Inc. (b)	18,500	173,819
Belluna Co. Ltd.	28,400	139,706
Bic Camera, Inc. (a)	39,100	288,918
BML, Inc.	17,800	356,530
BrainPad, Inc. (a)	19,400	130,465
Broadleaf Co. Ltd.	63,400	201,778
BRONCO BILLY Co. Ltd.	8,200	158,344
Bunka Shutter Co. Ltd.	47,200	361,507
Bushiroad, Inc. (a)	28,600	152,167
CAICA DIGITAL, Inc. (b)	294,743	128,473
Can Do Co. Ltd. (a)	26,100	447,114
Carna Biosciences, Inc. (b)	4,400	21,797
Cawachi Ltd.	4,600	69,922
Central Glass Co. Ltd.	34,569	736,656
Central Security Patrols Co. Ltd.	6,500	127,180
Change Holdings, Inc. (a)	21,900	344,406
Chiba Kogyo Bank Ltd.	66,100	284,916
Chiyoda Co. Ltd.	22,400	138,087
Chiyoda Corp. (a)(b)	116,700	285,826
Chiyoda Integre Co. Ltd.	5,600	93,220
Chofu Seisakusho Co. Ltd. (a)	17,000	293,341
Chubu Shiryo Co. Ltd.	10,500	76,642
Chudenko Corp.	10,000	159,062
Chugin Financial Group, Inc.	46,000	275,328
Chugoku Marine Paints Ltd.	38,700	324,519
CI Takiron Corp.	49,000	194,935
Citizen Watch Co. Ltd.	155,100	929,302
CKD Corp.	47,459	771,638
CMK Corp.	44,400	170,799
COLOPL, Inc. (a)	39,100	175,840
Colowide Co. Ltd. (a)	23,900	336,999
Computer Engineering & Consulting Ltd.	10,400	129,303
Comture Corp.	17,000	243,470
COOKPAD, Inc. (a)(b)	243,200	287,731
Cosel Co. Ltd.	25,100	217,249
CRE Logistics REIT, Inc. (a)	244	301,001
Create Restaurants Holdings, Inc. (a)	35,200	237,451
CTS Co. Ltd.	39,100	199,646
Curves Holdings Co. Ltd.	26,200	135,953
Security Description	Shares	Value
Cyber Security Cloud, Inc. (b)	2,500	$53,707
CYBERDYNE, Inc. (a)(b)	17,000	37,638
Cybozu, Inc.	31,000	502,314
Dai Nippon Toryo Co. Ltd.	10,500	66,617
Daido Metal Co. Ltd. (a)	30,400	103,272
Daihen Corp.	9,600	367,966
Daiho Corp.	18,500	495,347
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	24,500	165,610
Daiichikosho Co. Ltd.	36,200	634,161
Daiken Corp.	9,900	156,855
Daiki Aluminium Industry Co. Ltd. (a)	39,100	377,650
Daikyonishikawa Corp.	21,700	118,758
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,800	127,432
Daiseki Co. Ltd.	29,739	834,342
Daishi Hokuetsu Financial Group, Inc.	31,751	682,097
Daito Pharmaceutical Co. Ltd.	8,600	136,139
Daiwabo Holdings Co. Ltd.	50,074	961,569
DCM Holdings Co. Ltd.	81,164	685,094
Demae-Can Co. Ltd. (a)(b)	73,372	204,580
Denyo Co. Ltd.	10,000	142,595
Digital Arts, Inc.	8,100	326,724
Digital Garage, Inc.	19,684	522,283
Digital Hearts Holdings Co. Ltd.	6,200	54,778
Digital Holdings, Inc.	10,000	71,678
dip Corp.	18,700	462,535
DKK Co. Ltd.	8,700	133,629
DKS Co. Ltd.	8,400	102,635
Doshisha Co. Ltd.	17,000	272,287
Doutor Nichires Holdings Co. Ltd.	50,752	739,852
DTS Corp.	45,287	1,060,618
Duskin Co. Ltd.	25,200	561,065
DyDo Group Holdings, Inc.	4,100	142,969
Earth Corp.	10,300	360,591
EDION Corp. (a)	76,705	772,171
eGuarantee, Inc.	27,200	360,383
E-Guardian, Inc. (a)	10,500	146,238
Ehime Bank Ltd.	23,340	129,994
Eiken Chemical Co. Ltd.	21,700	231,060
Eizo Corp.	10,500	343,619
en Japan, Inc.	20,200	346,322
Enigmo, Inc.	9,700	26,375
eRex Co. Ltd.	29,000	226,526
ES-Con Japan Ltd.	39,100	222,911
Eslead Corp. (a)	21,000	377,037
ESPEC Corp.	18,800	296,825
euglena Co. Ltd. (a)(b)	47,500	292,490
Exedy Corp.	20,000	334,590
FAN Communications, Inc.	49,500	136,991
FCC Co. Ltd.	37,928	490,976
FDK Corp. (a)(b)	25,400	154,472
Feed One Co. Ltd.	9,160	45,694

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Ferrotec Holdings Corp.	38,778	$975,252
FIDEA Holdings Co. Ltd. (a)	19,210	181,952
Financial Partners Group Co. Ltd.	30,500	267,575
Fixstars Corp.	20,400	211,996
Freee KK (a)(b)	18,100	407,621
Fronteo, Inc. (a)(b)	21,200	115,728
Fudo Tetra Corp.	9,040	114,521
Fuji Co. Ltd.	21,700	272,948
Fuji Pharma Co. Ltd.	7,000	56,325
Fuji Seal International, Inc.	13,600	142,930
Fuji Soft, Inc.	38,714	1,240,155
Fujibo Holdings, Inc.	7,200	158,661
Fujimi, Inc.	29,683	725,979
Fujimori Kogyo Co. Ltd.	7,500	185,509
Fujita Kanko, Inc. (b)	4,399	103,329
Fujitec Co. Ltd. (a)	42,981	1,091,661
Fujiya Co. Ltd.	200	3,414
Fukuda Corp.	4,000	134,777
Fukui Bank Ltd. (a)	12,900	128,701
Fukuoka REIT Corp. (a)	888	1,019,263
Fukushima Galilei Co. Ltd. (a)	8,400	310,928
FULLCAST Holdings Co. Ltd. (a)	10,400	157,078
Funai Soken Holdings, Inc. (a)	23,900	420,340
Furukawa Co. Ltd.	17,838	193,517
Furukawa Electric Co. Ltd.	21,800	382,652
Furuno Electric Co. Ltd.	22,400	164,589
Fuso Chemical Co. Ltd.	17,000	529,284
Futaba Corp.	10,500	35,016
Fuyo General Lease Co. Ltd.	9,572	731,137
GA Technologies Co. Ltd. (b)	14,000	137,060
Gakken Holdings Co. Ltd.	23,600	141,076
Genki Sushi Co. Ltd.	1,600	37,250
Genky DrugStores Co. Ltd.	5,100	155,257
Geo Holdings Corp.	22,800	288,204
giftee, Inc. (a)(b)	9,300	120,002
Giken Ltd.	8,900	125,186
Global One Real Estate Investment Corp. REIT	371	292,621
GLOBERIDE, Inc.	14,800	231,213
Glory Ltd.	36,100	720,202
GMO GlobalSign Holdings KK	1,700	36,873
GNI Group Ltd. (a)(b)	18,400	178,227
Goldcrest Co. Ltd.	17,700	219,696
Gree, Inc.	52,400	231,302
GS Yuasa Corp.	37,698	732,651
G-Tekt Corp.	18,000	214,453
GungHo Online Entertainment, Inc.	18,400	359,636
Gunma Bank Ltd.	80,100	292,835
Gunze Ltd.	9,200	282,298
Gurunavi, Inc. (b)	42,000	101,415
H.U. Group Holdings, Inc.	30,997	590,087
H2O Retailing Corp.	74,600	758,723
Hachijuni Bank Ltd.	137,500	594,008
Security Description	Shares	Value
Hamakyorex Co. Ltd.	7,200	$190,542
Hankyu Hanshin REIT, Inc.	492	492,562
Hanwa Co. Ltd.	24,244	759,014
Happinet Corp.	3,700	56,754
Hazama Ando Corp.	104,901	780,216
HEALIOS KK (a)(b)	23,900	45,143
Heiwa Real Estate Co. Ltd.	18,700	490,999
Heiwa Real Estate REIT, Inc.	448	452,851
Heiwado Co. Ltd.	22,400	333,206
Hennge KK (a)(b)	8,800	55,284
Hibiya Engineering Ltd.	7,500	114,938
Hiday Hidaka Corp.	17,004	275,998
Hioki EE Corp. (a)	8,200	529,892
Hirano Tecseed Co. Ltd. (a)	10,400	154,487
Hirata Corp.	6,800	401,785
Hirogin Holdings, Inc.	57,300	323,498
HIS Co. Ltd. (a)(b)	20,600	290,468
Hochiki Corp.	19,700	243,430
Hogy Medical Co. Ltd.	10,500	230,653
Hokkaido Electric Power Co., Inc. (b)	119,500	489,459
Hokkoku Financial Holdings, Inc. (a)	17,500	502,473
Hokuetsu Corp. (a)	55,300	331,337
Hokuhoku Financial Group, Inc.	76,500	608,411
Hokuriku Electric Power Co. (a)(b)	84,500	453,266
H-One Co. Ltd.	23,600	121,809
Hoosiers Holdings Co. Ltd.	45,600	315,495
Hoshino Resorts REIT, Inc.	180	769,641
Hosiden Corp.	26,600	331,085
Hosokawa Micron Corp.	9,600	232,802
Howa Machinery Ltd.	34,700	194,225
Hyakugo Bank Ltd.	128,000	370,180
Hyakujushi Bank Ltd.	18,900	242,044
IBJ, Inc. (a)	17,700	81,437
Ichibanya Co. Ltd.	5,600	211,160
Ichigo Hotel REIT Investment Corp.	261	187,802
Ichigo Office REIT Investment Corp.	630	389,677
Ichigo, Inc.	30,800	58,602
Ichikoh Industries Ltd.	35,600	133,991
Idec Corp.	17,100	389,833
Iino Kaiun Kaisha Ltd.	79,380	465,180
Imuraya Group Co. Ltd.	8,600	133,580
Inaba Denki Sangyo Co. Ltd.	20,600	466,773
Inabata & Co. Ltd.	22,500	502,041
Infocom Corp.	17,300	271,227
Infomart Corp.	91,700	208,099
Insource Co. Ltd. (a)	40,000	326,288
Intage Holdings, Inc.	39,100	442,034
Iriso Electronics Co. Ltd.	10,300	296,810
Ishihara Sangyo Kaisha Ltd.	19,600	177,374
Istyle, Inc. (b)	39,100	149,329
Itfor, Inc.	44,600	329,250

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Itochu Enex Co. Ltd.	31,000	$271,747
Itoki Corp.	31,700	218,447
J Trust Co. Ltd. (a)	62,800	186,834
Jaccs Co. Ltd.	15,000	520,981
Jade Group, Inc. (b)	4,100	50,238
JAFCO Group Co. Ltd.	57,180	729,116
Japan Aviation Electronics Industry Ltd. (a)	43,490	902,688
Japan Communications, Inc. (b)	145,500	243,616
Japan Display, Inc. (a)(b)	438,910	118,431
Japan Elevator Service Holdings Co. Ltd.	25,600	333,162
Japan Excellent, Inc. REIT (a)	745	645,854
Japan Lifeline Co. Ltd.	35,300	251,558
Japan Material Co. Ltd.	48,274	797,915
Japan Petroleum Exploration Co. Ltd.	19,000	565,261
Japan Pulp & Paper Co. Ltd.	7,900	265,638
Japan Securities Finance Co. Ltd. (a)	28,900	222,946
Japan Steel Works Ltd.	44,997	957,628
Japan Wool Textile Co. Ltd.	25,000	179,887
JCU Corp.	16,347	384,542
JINS Holdings, Inc. (a)	6,600	135,804
Joshin Denki Co. Ltd.	13,500	183,070
Joyful Honda Co. Ltd. (a)	51,000	598,090
JSP Corp.	8,100	104,742
JTOWER, Inc. (a)(b)	5,500	261,425
Juki Corp.	37,200	149,536
Juroku Financial Group, Inc.	20,600	442,543
JVCKenwood Corp. (a)	88,200	301,455
Kaga Electronics Co. Ltd.	20,900	921,113
Kamakura Shinsho Ltd.	5,300	26,549
Kameda Seika Co. Ltd.	3,900	116,702
Kamei Corp.	21,900	223,796
Kanamoto Co. Ltd.	20,700	313,934
Kanematsu Corp.	82,735	1,148,851
Kanto Denka Kogyo Co. Ltd.	24,000	163,061
Kaonavi, Inc. (a)(b)	8,100	115,502
Katakura Industries Co. Ltd.	70,148	790,612
Kato Sangyo Co. Ltd.	10,400	283,862
KAWADA TECHNOLOGIES, Inc.	1,300	52,077
Kawai Musical Instruments Manufacturing Co. Ltd.	6,200	154,426
Keiyo Bank Ltd.	86,000	316,546
Keiyo Co. Ltd.	35,600	197,292
Kenedix Retail REIT Corp.	281	564,780
Kenko Mayonnaise Co. Ltd.	17,000	155,492
KH Neochem Co. Ltd. (a)	19,800	320,559
Kisoji Co. Ltd.	10,300	173,027
Kissei Pharmaceutical Co. Ltd.	25,600	509,751
Kitanotatsujin Corp.	52,000	103,975
Kitz Corp. (a)	122,955	923,003
Kiyo Bank Ltd.	73,365	749,208
KLab, Inc. (b)	10,100	21,732
Security Description	Shares	Value
Koa Corp.	21,300	$264,822
Kobe Steel Ltd.	149,800	1,368,602
Kohnan Shoji Co. Ltd.	10,500	254,264
Komatsu Matere Co. Ltd.	30,300	141,506
KOMEDA Holdings Co. Ltd.	24,400	457,832
Komeri Co. Ltd.	10,300	209,086
Komori Corp.	53,636	348,457
Konica Minolta, Inc.	119,100	410,610
Konishi Co. Ltd.	17,200	272,158
Konoike Transport Co. Ltd.	17,000	194,071
Koshidaka Holdings Co. Ltd.	26,200	218,069
Kotobuki Spirits Co. Ltd.	16,677	1,213,838
Kourakuen Holdings Corp. (a)(b)	8,000	56,291
Krosaki Harima Corp.	3,300	202,290
Kudan, Inc. (a)(b)	7,800	110,091
Kumagai Gumi Co. Ltd.	18,200	387,837
Kumiai Chemical Industry Co. Ltd.	57,100	442,467
Kura Sushi, Inc. (a)	17,000	358,737
Kurabo Industries Ltd.	30,570	479,907
Kureha Corp.	8,200	465,783
Kusuri No. Aoki Holdings Co. Ltd.	6,100	341,813
KYB Corp.	13,683	477,132
Kyoei Steel Ltd.	19,800	277,544
Kyokuto Kaihatsu Kogyo Co. Ltd.	19,600	235,007
Kyorin Pharmaceutical Co. Ltd.	34,500	417,958
Kyoritsu Maintenance Co. Ltd.	17,000	642,668
Kyosan Electric Manufacturing Co. Ltd.	17,000	58,927
Kyushu Financial Group, Inc.	231,955	973,494
LAC Co. Ltd.	6,900	35,852
Lacto Japan Co. Ltd. (a)	7,400	103,370
LEC, Inc.	18,500	110,845
Leopalace21 Corp. (a)(b)	231,220	427,134
LIFENET INSURANCE Co. (b)	17,000	126,675
LIFULL Co. Ltd.	35,900	71,037
M&A Capital Partners Co. Ltd. (b)	8,400	193,531
Macnica Holdings, Inc.	33,005	1,356,417
Maeda Kosen Co. Ltd.	7,500	165,790
Makino Milling Machine Co. Ltd.	21,148	816,452
Mandom Corp.	19,600	196,088
Mars Group Holdings Corp.	17,000	335,095
Marudai Food Co. Ltd. (a)	44,631	458,554
Maruha Nichiro Corp.	37,302	624,818
Marusan Securities Co. Ltd.	71,838	219,190
Maruwa Co. Ltd.	3,600	553,444
Matsuya Co. Ltd.	31,700	249,152
Max Co. Ltd.	23,000	419,947
Maxell Ltd.	29,000	320,829
MCJ Co. Ltd.	45,800	317,195
MEC Co. Ltd. (a)	18,200	443,872
Media Do Co. Ltd. (b)	4,300	42,365

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Medical Data Vision Co. Ltd.	18,500	$92,798
Medinet Co. Ltd. (a)(b)	625,900	285,809
Medley, Inc. (a)(b)	12,200	450,742
MedPeer, Inc. (a)(b)	7,200	50,213
Megachips Corp.	16,319	420,014
Megmilk Snow Brand Co. Ltd.	26,100	352,490
Meidensha Corp.	29,449	407,092
Meiko Electronics Co. Ltd. (a)	17,067	318,231
Meiko Network Japan Co. Ltd.	30,200	136,233
Meisei Industrial Co. Ltd.	35,700	243,294
Meitec Corp.	31,500	539,184
Melco Holdings, Inc.	4,000	88,006
Menicon Co. Ltd.	19,900	345,378
Mie Kotsu Group Holdings, Inc.	57,900	229,140
Milbon Co. Ltd.	14,800	503,181
Mimasu Semiconductor Industry Co. Ltd.	18,900	406,677
Minkabu The Infonoid, Inc. (a)(b)	6,800	82,709
Mirai Corp. REIT	666	212,884
MIRAIT ONE Corp.	46,601	583,742
Miroku Jyoho Service Co. Ltd.	10,500	113,910
Mitsubishi Estate Logistics REIT Investment Corp.	200	571,488
Mitsubishi Kakoki Kaisha Ltd.	16,500	316,221
Mitsubishi Logisnext Co. Ltd.	17,000	156,433
Mitsubishi Pencil Co. Ltd. (a)	30,000	347,459
Mitsubishi Research Institute, Inc.	6,900	262,089
Mitsubishi Shokuhin Co. Ltd.	8,000	205,071
Mitsuboshi Belting Ltd.	17,100	521,158
Mitsui DM Sugar Holdings Co. Ltd.	27,400	522,275
Mitsui Matsushima Holdings Co. Ltd. Class C (a)	11,700	210,468
Mitsui Mining & Smelting Co. Ltd.	34,831	797,425
Mitsui-Soko Holdings Co. Ltd.	18,500	447,348
Mixi, Inc.	26,300	486,751
Miyaji Engineering Group, Inc.	2,600	71,775
Miyazaki Bank Ltd.	6,980	112,474
Mizuho Leasing Co. Ltd.	10,400	337,828
Mizuno Corp.	7,800	200,214
Mochida Pharmaceutical Co. Ltd.	18,800	427,938
Modec, Inc. (a)(b)	9,000	86,553
Monex Group, Inc.	103,607	395,690
Money Forward, Inc. (a)(b)	18,000	707,247
Monogatari Corp. (a)	8,400	202,539
Mori Trust Reit, Inc.	1,090	542,983
Morinaga Milk Industry Co. Ltd.	16,800	548,396
Morita Holdings Corp.	24,600	264,492
MOS Food Services, Inc. (a)	17,000	379,908
m-up Holdings, Inc.	18,500	143,100
Musashi Seimitsu Industry Co. Ltd.	31,100	379,350
Musashino Bank Ltd. (a)	10,480	157,633
Security Description	Shares	Value
Nachi-Fujikoshi Corp. (a)	17,000	$479,884
Nagaileben Co. Ltd.	17,000	255,585
Nagano Keiki Co. Ltd.	27,700	451,525
Nakanishi, Inc.	65,449	1,439,982
NANO MRNA Co. Ltd. (b)	101,800	145,092
Nanto Bank Ltd.	10,000	168,471
NET One Systems Co. Ltd.	27,300	594,788
Neturen Co. Ltd.	64,383	432,977
Nextage Co. Ltd. (a)	42,940	827,992
NexTone, Inc. (a)(b)	4,200	67,561
NHK Spring Co. Ltd.	39,100	283,643
Nichias Corp.	37,818	782,342
Nichiban Co. Ltd.	10,000	131,041
Nichicon Corp.	45,500	480,704
Nichiha Corp.	19,700	419,120
Nichireki Co. Ltd.	10,500	133,379
Nihon House Holdings Co. Ltd.	54,400	139,260
Nihon Nohyaku Co. Ltd.	39,100	193,153
Nihon Parkerizing Co. Ltd.	63,400	468,915
Nihon Tokushu Toryo Co. Ltd.	10,500	77,659
Nihon Trim Co. Ltd.	1,500	35,960
Nikkiso Co. Ltd.	73,640	462,622
Nikkon Holdings Co. Ltd.	70,038	1,389,518
Nippon Carbide Industries Co., Inc.	18,900	183,593
Nippon Carbon Co. Ltd.	17,071	513,187
Nippon Ceramic Co. Ltd.	10,400	196,509
Nippon Chemical Industrial Co. Ltd.	8,100	105,919
Nippon Coke & Engineering Co. Ltd. (b)	734,872	589,789
Nippon Densetsu Kogyo Co. Ltd.	27,000	368,568
Nippon Gas Co. Ltd.	66,700	932,882
Nippon Kayaku Co. Ltd.	51,500	437,555
Nippon Koei Co. Ltd. (b)	9,800	253,586
Nippon Light Metal Holdings Co. Ltd.	38,990	390,615
Nippon Paper Industries Co. Ltd. (b)	30,800	252,307
Nippon Parking Development Co. Ltd. Class C (a)	276,591	428,660
Nippon Pillar Packing Co. Ltd.	17,600	566,230
NIPPON REIT Investment Corp. (a)	469	1,108,130
Nippon Road Co. Ltd.	4,700	303,719
Nippon Sheet Glass Co. Ltd. (b)	49,000	227,820
Nippon Signal Company Ltd.	36,600	271,205
Nippon Soda Co. Ltd.	17,000	608,088
Nippon Thompson Co. Ltd.	61,600	252,307
Nippon Yakin Kogyo Co. Ltd.	8,600	241,872
Nipro Corp.	10,400	73,358
Nishimatsu Construction Co. Ltd.	27,583	667,939
Nishimatsuya Chain Co. Ltd.	27,053	318,755

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Nishi-Nippon Financial Holdings, Inc.	87,300	$770,108
Nishio Holdings Co. Ltd.	17,200	403,418
Nissan Shatai Co. Ltd.	25,000	145,121
Nissei ASB Machine Co. Ltd.	4,700	133,162
Nissei Plastic Industrial Co. Ltd.	27,400	187,867
Nissha Co. Ltd. (a)	27,200	315,782
Nisshin Oillio Group Ltd.	13,600	321,804
Nisshinbo Holdings, Inc. (a)	83,100	684,187
Nissin Corp.	10,500	182,271
Nissui Corp.	168,854	754,811
Nitta Corp.	9,900	208,911
Nittetsu Mining Co. Ltd.	6,400	198,153
Nitto Boseki Co. Ltd.	25,730	407,130
Nitto Kogyo Corp.	25,100	617,363
Nittoku Co. Ltd. (a)	9,400	172,151
Nohmi Bosai Ltd.	20,200	252,124
Nojima Corp.	20,600	194,691
Nomura Co. Ltd.	48,800	332,570
Noritake Co. Ltd.	6,900	260,657
Noritsu Koki Co. Ltd.	9,800	157,304
Noritz Corp.	17,700	217,247
North Pacific Bank Ltd.	171,400	336,788
NS United Kaiun Kaisha Ltd.	10,000	236,967
NSD Co. Ltd.	44,206	882,377
NTN Corp.	230,900	484,693
NTT UD REIT Investment Corp.	1,460	1,362,673
Obara Group, Inc. (a)	8,900	256,159
Ogaki Kyoritsu Bank Ltd.	10,000	127,443
Ohara, Inc.	9,600	97,837
Ohsho Food Service Corp.	6,800	315,218
Oiles Corp.	17,000	234,414
Oisix ra daichi, Inc. (a)(b)	14,400	244,890
Oita Bank Ltd.	15,380	230,059
Okabe Co. Ltd.	21,200	107,661
Okamoto Industries, Inc.	6,360	171,612
Okamura Corp.	62,968	829,931
Okasan Securities Group, Inc.	99,282	327,654
Oki Electric Industry Co. Ltd.	54,100	336,499
Okinawa Electric Power Co., Inc. (b)	26,677	211,888
Okinawa Financial Group, Inc.	26,100	374,340
OKUMA Corp.	13,200	701,851
Okumura Corp.	16,800	473,076
Okuwa Co. Ltd.	20,100	116,260
OncoTherapy Science, Inc. (a)(b)	155,700	43,090
One REIT, Inc. (a)	96	165,452
Open Door, Inc. (a)(b)	8,500	75,688
Open Up Group, Inc. (a)	45,977	667,062
Optex Group Co. Ltd.	20,300	283,710
Optim Corp. (b)	30,600	215,101
Optorun Co. Ltd.	17,000	284,990
Oriental Shiraishi Corp.	108,200	230,571
Security Description	Shares	Value
Osaka Organic Chemical Industry Ltd.	23,800	$476,708
Osaka Soda Co. Ltd. (a)	10,400	390,715
OSAKA Titanium Technologies Co. Ltd.	8,500	172,899
Osaki Electric Co. Ltd.	16,000	60,664
OSG Corp.	30,100	428,691
Outsourcing, Inc.	34,700	326,869
Oyo Corp. (a)	21,800	302,562
Pacific Industrial Co. Ltd.	33,100	296,797
Pacific Metals Co. Ltd. (a)(b)	7,399	77,760
Pack Corp. (a)	10,000	206,801
PAL GROUP Holdings Co. Ltd.	10,400	279,545
Paramount Bed Holdings Co. Ltd.	25,600	423,493
Pasona Group, Inc.	10,500	120,812
Penta-Ocean Construction Co. Ltd.	170,253	909,484
PeptiDream, Inc. (a)(b)	35,700	528,578
Pharma Foods International Co. Ltd. (a)	10,400	149,378
PIA Corp. (b)	5,100	119,442
Pigeon Corp. (a)	51,100	701,615
Pilot Corp. (a)	12,700	400,239
Piolax, Inc.	18,800	281,997
PKSHA Technology, Inc. (a)(b)	12,100	258,266
Pole To Win Holdings, Inc.	20,100	109,028
Precision System Science Co. Ltd. (b)	8,000	18,985
Press Kogyo Co. Ltd.	274,310	1,163,400
Pressance Corp.	5,500	76,867
Prestige International, Inc.	62,600	263,333
Prima Meat Packers Ltd.	17,300	259,736
Procrea Holdings, Inc. (a)	10,230	144,105
Qol Holdings Co. Ltd.	10,500	125,824
Raccoon Holdings, Inc.	15,400	72,560
Raito Kogyo Co. Ltd.	42,814	587,106
Raiznext Corp.	33,100	338,706
Raksul, Inc. (a)(b)	26,500	246,234
RaQualia Pharma, Inc. (b)	20,900	106,861
RENOVA, Inc. (a)(b)	16,600	186,059
ReproCELL, Inc. (b)	47,800	102,191
Resorttrust, Inc.	52,174	770,147
Restar Holdings Corp.	10,500	177,113
Retail Partners Co. Ltd. (a)	10,500	115,508
Rheon Automatic Machinery Co. Ltd.	10,500	102,940
Ricoh Leasing Co. Ltd.	7,700	224,018
Riken Corp.	7,000	151,347
Riken Keiki Co. Ltd.	16,368	650,032
Riken Technos Corp.	53,900	243,890
Riken Vitamin Co. Ltd.	10,500	155,246
Ringer Hut Co. Ltd. (a)(b)	17,000	294,635
Riso Kagaku Corp.	9,200	154,230
Rock Field Co. Ltd.	17,000	175,487
Rokko Butter Co. Ltd.	17,000	153,610
Rorze Corp. (a)	11,034	886,323

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Round One Corp.	145,900	$574,374
Royal Holdings Co. Ltd. (a)	17,000	310,278
RS Technologies Co. Ltd.	9,800	216,294
Ryobi Ltd.	16,400	231,814
Ryosan Co. Ltd.	10,000	301,657
S Foods, Inc.	17,000	369,322
Sac's Bar Holdings, Inc.	36,100	255,261
Sagami Holdings Corp.	25,000	217,248
Saizeriya Co. Ltd.	17,200	434,953
Sakai Chemical Industry Co. Ltd.	26,953	348,533
Sakai Moving Service Co. Ltd. (a)	4,200	145,148
Sakata INX Corp.	25,800	216,346
Sakata Seed Corp.	18,600	535,988
Sakura Internet, Inc. (a)	45,900	412,841
Sala Corp.	64,800	351,494
SAMTY Co. Ltd.	18,300	283,360
San-A Co. Ltd.	10,200	321,099
San-Ai Obbli Co. Ltd.	44,400	466,318
SanBio Co. Ltd. (a)(b)	17,000	71,983
Sanei Architecture Planning Co. Ltd. (a)	19,500	188,882
Sangetsu Corp.	37,300	640,785
San-In Godo Bank Ltd.	88,900	495,751
Sanken Electric Co. Ltd.	14,418	1,339,701
Sanki Engineering Co. Ltd.	27,700	289,965
Sankyo Tateyama, Inc.	30,600	153,704
Sanoh Industrial Co. Ltd.	45,000	267,133
Sansan, Inc. (b)	33,200	385,900
Sanyo Chemical Industries Ltd.	5,400	158,411
Sanyo Denki Co. Ltd.	5,000	268,101
Sanyo Electric Railway Co. Ltd.	7,800	118,186
Sanyo Special Steel Co. Ltd.	20,287	398,203
Sanyo Trading Co. Ltd.	30,300	294,331
Sapporo Holdings Ltd.	43,642	1,118,716
Sato Holdings Corp.	29,640	399,479
Seikagaku Corp.	24,400	127,119
Seiko Group Corp. (a)	11,800	212,104
Seiren Co. Ltd. (a)	45,012	766,109
Sekisui Jushi Corp.	17,100	270,103
Sekisui Kasei Co. Ltd.	25,000	75,933
Senko Group Holdings Co. Ltd.	51,000	365,206
Senshu Ikeda Holdings, Inc.	155,460	250,612
Septeni Holdings Co. Ltd. (a)	21,200	58,671
Seria Co. Ltd.	20,600	327,240
Shibaura Machine Co. Ltd.	10,200	341,917
Shibuya Corp.	17,000	309,572
Shiga Bank Ltd.	30,400	567,890
Shikoku Bank Ltd.	24,000	141,973
Shikoku Electric Power Co., Inc. (b)	83,900	569,685
Shikoku Kasei Holdings Corp.	26,000	270,730
Shima Seiki Manufacturing Ltd. (a)	23,245	297,689
Shinagawa Refractories Co. Ltd.	6,400	239,112
Security Description	Shares	Value
Shin-Etsu Polymer Co. Ltd.	24,600	$258,706
Shinmaywa Industries Ltd.	26,000	242,848
Shizuoka Gas Co. Ltd. (a)	30,200	244,049
Shochiku Co. Ltd.	16,693	1,265,820
Shoei Co. Ltd.	20,400	375,156
Shoei Foods Corp.	7,200	213,208
Siix Corp. (a)	23,500	254,454
Sinfonia Technology Co. Ltd.	47,480	563,709
Sinko Industries Ltd.	17,000	245,588
Sintokogio Ltd.	38,000	288,152
SKY Perfect JSAT Holdings, Inc.	63,400	250,468
Snow Peak, Inc. (a)	9,300	120,452
Sodick Co. Ltd.	27,900	137,439
Solasia Pharma KK (b)	326,000	108,264
Solasto Corp.	26,500	121,742
Sosei Group Corp. (a)(b)	39,100	405,784
Sotetsu Holdings, Inc.	42,800	750,817
Sourcenext Corp. (a)(b)	24,600	33,870
S-Pool, Inc. (a)	29,200	106,468
ST Corp.	10,400	108,508
St. Marc Holdings Co. Ltd.	10,000	130,280
Star Asia Investment Corp. REIT	708	290,479
Star Micronics Co. Ltd.	22,000	273,373
Starts Corp., Inc.	17,500	356,332
Starts Proceed Investment Corp. REIT	174	280,500
Starzen Co. Ltd.	9,600	151,637
Stella Chemifa Corp.	7,200	155,672
StemRIM, Inc. (b)	21,400	136,956
Studio Alice Co. Ltd. (a)	17,000	261,113
Sumida Corp.	21,100	212,993
Sumitomo Densetsu Co. Ltd.	17,900	383,302
Sumitomo Mitsui Construction Co. Ltd.	85,560	219,028
Sumitomo Osaka Cement Co. Ltd.	21,779	573,048
Sumitomo Seika Chemicals Co. Ltd.	2,400	73,975
Sumitomo Warehouse Co. Ltd. (a)	44,926	736,048
Sun Corp.	9,000	110,838
Sun Frontier Fudousan Co. Ltd.	10,000	98,730
Sun-Wa Technos Corp.	22,800	376,069
Suruga Bank Ltd.	146,500	584,844
SWCC Corp.	4,500	59,467
SymBio Pharmaceuticals Ltd. (b)	26,400	79,637
Syuppin Co. Ltd.	22,800	181,252
T Hasegawa Co. Ltd.	10,500	249,178
T RAD Co. Ltd.	11,200	142,891
Tachi-S Co. Ltd.	22,300	238,529
Tadano Ltd. (a)	72,200	571,715
Taihei Dengyo Kaisha Ltd.	12,500	367,558
Taiho Kogyo Co. Ltd.	25,100	161,851

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Taikisha Ltd.	10,500	$297,852
Taiko Pharmaceutical Co. Ltd. (b)	39,100	92,519
Taiyo Holdings Co. Ltd.	21,200	390,748
Takamatsu Construction Group Co. Ltd.	7,900	141,455
Takaoka Toko Co. Ltd.	1,900	28,184
Takara Holdings, Inc.	46,500	375,931
Takara Standard Co. Ltd.	31,400	399,085
Takasago International Corp. (a)	26,000	485,696
Takasago Thermal Engineering Co. Ltd.	37,300	621,946
Takashimaya Co. Ltd. (a)	65,800	916,424
Takeuchi Manufacturing Co. Ltd.	23,900	732,535
Takuma Co. Ltd.	39,100	399,292
Tamron Co. Ltd.	10,000	277,787
Tamura Corp. (a)	53,000	244,584
Tanseisha Co. Ltd. (a)	25,400	138,480
Tatsuta Electric Wire & Cable Co. Ltd. (b)	52,300	257,999
Tayca Corp.	10,500	99,817
TechMatrix Corp.	28,000	359,941
Teikoku Electric Manufacturing Co. Ltd.	3,600	67,649
Teikoku Sen-I Co. Ltd.	17,000	192,542
TerraSky Co. Ltd. (b)	3,000	58,180
TKC Corp.	21,000	564,465
TKP Corp. (b)	7,800	147,759
Toa Corp. (a)(f)	21,300	135,874
Toa Corp. (a)(f)	8,000	172,138
TOA ROAD Corp.	15,400	497,582
Toagosei Co. Ltd. (a)	139,488	1,243,024
Tobishima Corp.	10,410	91,255
TOC Co. Ltd.	80,960	352,889
Tocalo Co. Ltd.	35,700	371,239
Toho Bank Ltd.	90,000	140,727
Toho Titanium Co. Ltd. (a)	25,500	307,690
Toho Zinc Co. Ltd.	6,800	79,369
Tokai Carbon Co. Ltd. (a)	60,300	549,870
TOKAI Holdings Corp.	48,400	301,715
Tokai Rika Co. Ltd.	21,300	313,454
Tokai Tokyo Financial Holdings, Inc.	130,100	343,849
Tokushu Tokai Paper Co. Ltd.	5,100	113,620
Tokuyama Corp.	17,800	291,689
Tokyo Kiraboshi Financial Group, Inc.	10,000	215,519
Tokyo Seimitsu Co. Ltd.	23,755	1,303,332
Tokyo Steel Manufacturing Co. Ltd.	57,475	540,015
Tokyotokeiba Co. Ltd. (a)	8,900	241,381
Tokyu Construction Co. Ltd.	39,100	200,998
Tokyu REIT, Inc.	603	802,276
Tomoe Engineering Co. Ltd.	2,800	56,955
TOMONY Holdings, Inc. (a)	100,180	252,989
Security Description	Shares	Value
Tomy Co. Ltd.	61,200	$766,403
Tonami Holdings Co. Ltd.	4,200	133,961
Topcon Corp.	59,378	866,010
Topre Corp. (a)	26,800	294,080
Topy Industries Ltd. (a)	24,298	380,436
Torex Semiconductor Ltd.	21,100	345,693
Toridoll Holdings Corp.	23,200	503,214
Torii Pharmaceutical Co. Ltd.	5,600	140,257
Torikizoku Holdings Co. Ltd. (a)	17,000	304,397
Tosei REIT Investment Corp.	228	210,435
Tosho Co. Ltd.	9,000	78,583
Totetsu Kogyo Co. Ltd.	10,500	194,475
Towa Bank Ltd. (a)	30,200	111,159
Towa Pharmaceutical Co. Ltd.	10,000	122,531
Toyo Construction Co. Ltd.	39,100	294,058
Toyo Corp.	5,668	56,353
Toyo Gosei Co. Ltd. (a)	2,000	142,664
Toyo Ink SC Holdings Co. Ltd. (a)	23,900	359,653
Toyo Kanetsu KK	7,500	176,947
Toyo Tanso Co. Ltd.	8,300	294,019
Toyobo Co. Ltd.	42,778	304,701
TPR Co. Ltd.	18,900	221,384
Trancom Co. Ltd.	3,800	172,996
Transcosmos, Inc.	10,500	258,986
TRE Holdings Corp.	45,539	390,375
Tri Chemical Laboratories, Inc.	30,595	590,372
Trusco Nakayama Corp.	24,300	382,317
TS Tech Co. Ltd.	25,600	321,295
TSI Holdings Co. Ltd. (a)	76,500	416,546
Tsubaki Nakashima Co. Ltd. (a)	29,200	162,430
Tsubakimoto Chain Co.	20,300	514,751
Tsugami Corp.	39,100	373,051
Tsukishima Holdings Co. Ltd.	29,500	246,352
Tsukuba Bank Ltd.	116,500	162,819
Tsurumi Manufacturing Co. Ltd. (a)	17,000	305,808
UACJ Corp.	10,000	188,121
Uchida Yoko Co. Ltd.	6,800	273,816
Union Tool Co. (a)	7,200	160,653
Unipres Corp.	20,000	159,961
United Arrows Ltd. (a)	10,400	178,808
United Super Markets Holdings, Inc.	36,900	283,895
UNITED, Inc.	10,600	64,831
Unitika Ltd. (b)	6,400	10,362
Universal Entertainment Corp. (b)	17,000	287,107
UT Group Co. Ltd. (a)(b)	10,500	219,030
V Technology Co. Ltd. (a)	3,872	64,830
Valor Holdings Co. Ltd.	35,600	491,383
Valqua Ltd.	10,476	284,487
ValueCommerce Co. Ltd.	17,000	158,315
V-Cube, Inc. (a)	7,200	23,562
Vector, Inc.	20,000	185,284
Vision, Inc. (b)	17,700	225,085

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Vital KSK Holdings, Inc. (a)	30,300	$186,368
VT Holdings Co. Ltd.	88,900	336,447
Wacom Co. Ltd.	81,600	331,967
Wakachiku Construction Co. Ltd.	3,800	83,475
Wakita & Co. Ltd.	17,000	152,081
Warabeya Nichiyo Holdings Co. Ltd.	17,000	260,643
Watahan & Co. Ltd.	24,500	231,888
WATAMI Co. Ltd. (a)(b)	18,400	114,447
WDB Holdings Co. Ltd.	7,500	110,112
WealthNavi, Inc. (a)(b)	13,100	121,361
West Holdings Corp.	17,500	301,968
World Co. Ltd.	10,000	114,090
World Holdings Co. Ltd.	9,000	168,374
W-Scope Corp. (a)(b)	22,300	200,883
YAKUODO Holdings Co. Ltd. (a)	7,700	135,050
YAMABIKO Corp.	24,600	265,003
Yamagata Bank Ltd.	15,600	112,573
Yamaguchi Financial Group, Inc.	72,000	481,411
Yamaichi Electronics Co. Ltd.	18,400	301,203
YA-MAN Ltd. (a)	10,400	72,387
Yamanashi Chuo Bank Ltd. (a)	24,500	210,361
Yamashin-Filter Corp.	34,700	72,744
Yamazen Corp.	53,700	410,548
Yellow Hat Ltd.	21,200	271,500
Yodogawa Steel Works Ltd.	20,700	485,509
Yokogawa Bridge Holdings Corp.	20,500	358,131
Yokowo Co. Ltd. (a)	22,600	289,272
Yondoshi Holdings, Inc.	10,400	129,303
Yonex Co. Ltd.	28,100	269,267
Yorozu Corp.	10,400	68,501
Yoshinoya Holdings Co. Ltd. (a)	34,600	611,278
Yuasa Trading Co. Ltd.	10,300	312,488
Yurtec Corp.	34,900	207,901
Zenrin Co. Ltd.	49,165	313,287
ZERIA Pharmaceutical Co. Ltd.	24,500	414,111
ZIGExN Co. Ltd.	39,100	212,901
Zojirushi Corp.	25,900	317,176
		247,518,577
JERSEY — 0.1%
JTC PLC (d)	65,849	593,136
LUXEMBOURG — 0.0% (e)
B&S Group Sarl (a)(d)	21,697	92,792
MACAU — 0.0% (e)
MECOM Power & Construction Ltd. (a)	957,998	121,024
MALAYSIA — 0.0% (e)
Frencken Group Ltd. (a)	232,500	154,616
MALTA — 0.1%
Catena Media PLC (a)(b)	27,806	50,380
Security Description	Shares	Value
Kambi Group PLC (b)	13,305	$244,388
		294,768
MEXICO — 0.1%
Borr Drilling Ltd. (b)	117,885	865,964
MYANMAR — 0.0% (e)
Yoma Strategic Holdings Ltd. (b)	933,000	61,357
NETHERLANDS — 1.1%
AMG Critical Materials NV	14,673	760,232
Brunel International NV	19,912	259,385
CM.com NV (a)(b)	4,642	46,213
Corbion NV	17,231	410,947
Flow Traders Ltd.	20,678	456,157
ForFarmers NV	11,276	33,831
Fugro NV (b)	38,197	594,256
Heijmans NV CVA	30,375	359,228
Koninklijke BAM Groep NV (a)	55,977	107,729
Merus NV (a)(b)	20,718	545,505
NSI NV REIT	15,298	341,313
Ordina NV	44,575	275,740
Pharming Group NV (a)(b)	437,616	512,770
PostNL NV	215,875	375,772
Redcare Pharmacy NV (b)(d)	6,494	671,937
SIF Holding NV (a)(b)	9,250	134,220
Sligro Food Group NV	7,815	134,372
TKH Group NV	7,129	353,265
TomTom NV (a)(b)	50,693	393,779
Van Lanschot Kempen NV ADR	8,218	275,251
Vastned Retail NV REIT (a)	14,409	306,544
		7,348,446
NEW ZEALAND — 0.5%
Air New Zealand Ltd. (b)	305,998	146,227
Argosy Property Ltd. REIT	427,298	291,889
Heartland Group Holdings Ltd. (a)	187,371	195,148
Kiwi Property Group Ltd. REIT	895,387	499,189
KMD Brands Ltd. (a)	207,592	127,181
Oceania Healthcare Ltd. (a)	173,122	81,669
Pacific Edge Ltd. (a)(b)	492,888	26,271
Precinct Properties New Zealand Ltd. REIT	618,437	488,762
SKY Network Television Ltd.	35,945	53,733
SKYCITY Entertainment Group Ltd.	388,461	542,619
Summerset Group Holdings Ltd.	65,244	383,329
Vital Healthcare Property Trust REIT	304,490	436,517
		3,272,534
NORWAY — 1.7%
Aker Solutions ASA	186,710	677,928
ArcticZymes Technologies ASA (a)(b)	35,967	134,286

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Avance Gas Holding Ltd. (d)	45,728	$386,702
Bergenbio ASA (b)	2,979,083	23,914
Bonheur ASA	4,949	120,104
Borregaard ASA	19,272	285,656
BW Offshore Ltd.	123,472	301,951
Crayon Group Holding ASA (b)(d)	16,899	165,622
Elmera Group ASA (d)	23,594	47,040
Europris ASA (d)	97,420	651,070
FLEX LNG Ltd.	25,991	793,785
FREYR Battery SA (a)(b)	30,657	286,643
Grieg Seafood ASA (a)	32,253	202,004
Hexagon Composites ASA (b)	27,573	70,055
IDEX Biometrics ASA (a)(b)	700,358	46,675
Kahoot! ASA (a)(b)	195,242	533,595
Kid ASA (d)	13,792	97,066
Kitron ASA	199,294	810,119
LINK Mobility Group Holding ASA (b)	134,907	142,292
Nykode Therapeutics ASA (a)(b)	39,972	97,752
Odfjell Drilling Ltd. (b)	582	1,404
Opera Ltd. ADR (a)	18,621	369,999
Pexip Holding ASA (b)	41,041	74,700
PGS ASA (b)	486,062	270,308
PhotoCure ASA (b)	16,926	73,780
Protector Forsikring ASA	64,819	999,491
SFL Corp. Ltd.	72,205	673,673
SpareBank 1 Nord Norge	44,585	404,087
SpareBank 1 SMN	46,245	608,626
Stolt-Nielsen Ltd.	14,259	363,344
TGS ASA	56,383	840,465
Veidekke ASA	84,792	910,163
XXL ASA (b)(d)	56,399	9,370
		11,473,669
PERU — 0.0% (e)
Hochschild Mining PLC	231,921	209,640
PORTUGAL — 0.3%
Altri SGPS SA (a)	138,682	629,719
Greenvolt-Energias Renovaveis SA (a)(b)	47,600	317,562
Mota-Engil SGPS SA	45,001	110,221
REN - Redes Energeticas Nacionais SGPS SA	313,843	854,295
		1,911,797
SINGAPORE — 1.0%
AEM Holdings Ltd. (a)	49,600	135,971
AIMS APAC REIT	294,104	269,471
BW LPG Ltd. (d)	77,500	775,467
CapitaLand China Trust REIT	490,834	369,934
Capitaland India Trust	507,900	427,832
CDL Hospitality Trusts Stapled Security	501,180	451,797
Ezion Holdings Ltd. (b)(c)	4,945,500	—
Ezra Holdings Ltd. (a)(b)(c)	1,444,295	—
Security Description	Shares	Value
Far East Hospitality Trust Stapled Security	286,000	$133,136
Hyflux Ltd. (a)(b)(c)	33,300	—
iFAST Corp. Ltd.	80,700	274,297
IGG, Inc. (b)	500,000	247,556
Keppel Pacific Oak U.S. REIT	479,200	150,948
Lendlease Global Commercial REIT	893,297	435,642
Manulife U.S. Real Estate Investment Trust	1,189,055	205,707
Midas Holdings Ltd. (a)(b)(c)	1,078,700	—
Oceanus Group Ltd. (b)	10,001,200	81,290
OUE Commercial Real Estate Investment Trust	1,303,218	317,776
Prestige Biopharm Ltd. (b)	7,390	53,000
Prime U.S. REIT	455,600	95,676
Raffles Medical Group Ltd.	578,674	581,517
Sasseur Real Estate Investment Trust (a)	334,300	174,147
Sheng Siong Group Ltd.	470,400	570,034
Singapore Post Ltd.	907,200	301,651
Starhill Global REIT	899,901	342,446
Swiber Holdings Ltd. (a)(b)(c)	100,100	—
Swiber Holdings Ltd. (a)(b)	100,100	—
TDCX, Inc. ADR (b)	13,977	110,558
Technics Oil & Gas Ltd. (b)(c)	1,254	—
UMS Holdings Ltd. (a)	587,792	460,383
		6,966,236
SOUTH AFRICA — 0.0% (e)
Great Basin Gold Ltd. (b)(c)	266,255	—
Scatec ASA (a)(d)	29,847	195,850
		195,850
SOUTH KOREA — 12.3%
AbClon, Inc. (b)	10,692	139,650
ABLBio, Inc. (a)(b)	17,356	256,062
Ace Technologies Corp. (b)	12,328	31,951
Advanced Process Systems Corp.	8,918	143,484
AfreecaTV Co. Ltd.	5,839	324,377
Ahnlab, Inc.	3,246	157,416
Air Busan Co. Ltd. (b)	30,065	77,236
Alchera, Inc. (b)	11,186	78,017
Amicogen, Inc. (b)	14,831	212,732
Amotech Co. Ltd. (b)	16,391	153,877
Anam Electronics Co. Ltd. (b)	100,578	153,044
Ananti, Inc. (a)(b)	23,302	124,145
Anterogen Co. Ltd. (b)	3,450	42,809
APAM Corp. (b)(c)	6,724	—
Aprogen Biologics (b)	1,731	506
Aprogen, Inc. (b)	94,251	91,558
AptaBio Therapeutics, Inc. (b)	6,941	47,199
Asiana Airlines, Inc. (b)	17,605	163,805
BGF Co. Ltd.	36,920	107,175
BH Co. Ltd. (a)	18,589	380,908
Binex Co. Ltd. (b)	18,088	142,217

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Binggrae Co. Ltd.	1,759	$63,477
Bioneer Corp. (a)(b)	10,925	403,371
Biosolution Co. Ltd. (b)	3,888	34,612
BNC Korea Co. Ltd. (b)	23,156	57,554
Boditech Med, Inc.	11,689	114,348
Boryung	30,683	191,179
Bukwang Pharmaceutical Co. Ltd. (b)	21,638	117,743
BusinessOn Communication Co. Ltd. (b)	2,799	23,706
Cafe24 Corp. (b)	14,836	157,069
CammSys Corp. (b)	150,043	189,824
Cellid Co. Ltd. (b)	3,764	19,311
Cellivery Therapeutics, Inc. (b)	22,930	116,247
Cellumed Co. Ltd. (b)	43,718	145,323
Chabiotech Co. Ltd. (b)	30,609	329,634
Chong Kun Dang Pharmaceutical Corp.	5,378	335,092
Chongkundang Holdings Corp.	2,273	81,594
CJ CGV Co. Ltd. (b)	8,059	56,881
CJ Freshway Corp.	2,283	49,986
Classys, Inc.	11,491	281,683
CMG Pharmaceutical Co. Ltd. (b)	62,103	102,040
CNK International Co. Ltd. (b)(c)	16,071	—
Com2uS Holdings Corp. (b)	2,052	58,711
Com2uSCorp	7,617	350,313
Connectwave Co. Ltd. (b)	9,504	96,941
CORESTEMCHEMON, Inc. (b)	7,380	45,087
Cosmax, Inc. (b)	6,742	475,852
CosmoAM&T Co. Ltd. (b)	10,938	1,550,653
Cosmochemical Co. Ltd. (b)	15,589	554,278
Creative & Innovative System (a)(b)	17,696	184,662
CrystalGenomics, Inc. (b)	31,477	104,035
Cuckoo Homesys Co. Ltd.	7,420	132,334
CUROCOM Co. Ltd. (b)	55,455	20,959
Daea TI Co. Ltd. (b)	36,881	100,064
Daeduck Co. Ltd.	20,125	99,735
Daeduck Electronics Co. Ltd.	32,794	802,646
Daehan Flour Mill Co. Ltd.	594	60,543
Daejoo Electronic Materials Co. Ltd. (a)	5,251	384,565
Daesang Corp.	19,120	249,148
Daesung Holdings Co. Ltd.	8,702	97,610
Daewon Media Co. Ltd.	6,655	76,669
Daewon Pharmaceutical Co. Ltd.	13,921	150,340
Daewoong Co. Ltd.	24,020	228,232
Daewoong Pharmaceutical Co. Ltd.	2,108	154,062
Daishin Securities Co. Ltd. Preference Shares	68,362	684,320
Danal Co. Ltd. (b)	26,060	79,506
Daou Technology, Inc.	21,402	285,057
Dasan Networks, Inc. (b)	11,555	46,916
Security Description	Shares	Value
Dawonsys Co. Ltd. (b)	23,908	$250,756
Dentium Co. Ltd.	6,027	663,238
Devsisters Co. Ltd. (a)(b)	5,134	169,685
DGB Financial Group, Inc.	111,539	615,405
DI Dong Il Corp.	7,503	120,148
DIAC Co. Ltd. (b)(c)	33,459	49,389
DIO Corp. (b)	6,234	160,623
DL Holdings Co. Ltd.	3,433	107,603
DMS Co. Ltd.	49,163	232,448
Dong-A Socio Holdings Co. Ltd.	4,907	316,172
Dong-A ST Co. Ltd.	5,280	229,609
Dongjin Semichem Co. Ltd.	24,616	786,501
Dongkoo Bio & Pharma Co. Ltd.	3,933	17,073
DongKook Pharmaceutical Co. Ltd.	18,417	199,734
Dongkuk CM Co. Ltd. (b)	10,691	89,494
Dongkuk Steel Mill Co. Ltd. (b)	17,580	144,360
Dongsuh Cos., Inc.	21,718	313,495
Dongsung Finetec Co. Ltd.	10,606	99,407
Dongsung Pharmaceutical Co. Ltd. (b)	29,575	134,896
Dongwha Enterprise Co. Ltd. (a)(b)	3,077	93,409
Dongwha Pharm Co. Ltd.	34,936	275,479
Dongwon F&B Co. Ltd.	2,420	51,241
Dongwon Industries Co. Ltd.	7,547	222,518
Dongyang Steel Pipe Co. Ltd. (b)	163,006	131,627
Doosan Co. Ltd. (a)	4,949	340,287
Doosan Tesna, Inc.	3,003	94,581
DoubleUGames Co. Ltd.	7,415	237,197
Dreamtech Co. Ltd.	12,532	86,359
Duk San Neolux Co. Ltd. (b)	5,757	200,544
E Investment&Development Co. Ltd. (b)	54,672	57,757
Echo Marketing, Inc.	62,113	485,534
Eco&Dream Co. Ltd. (b)	5,960	201,509
Ecopro Co. Ltd.	208	119,024
Ecopro HN Co. Ltd.	3,752	176,260
EM-Tech Co. Ltd.	21,220	512,926
ENF Technology Co. Ltd.	24,396	494,345
Enplus Co. Ltd. (b)	28,689	197,044
Enzychem Lifesciences Corp. (b)	28,983	40,803
Eo Technics Co. Ltd.	2,423	205,771
Eoflow Co. Ltd. (b)	18,180	391,153
Eone Diagnomics Genome Center Co. Ltd. (b)	55,224	72,213
E-TRON Co. Ltd. (b)	400,758	82,424
Eubiologics Co. Ltd. (b)	16,019	90,572
Eugene Corp.	46,905	124,235
Eugene Investment & Securities Co. Ltd.	128,060	383,893
Eugene Technology Co. Ltd.	4,804	123,960
Eutilex Co. Ltd. (b)	8,007	24,945

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Fila Holdings Corp.	14,397	$437,051
Fine M-Tec Co. Ltd. (b)	12,899	86,930
Foosung Co. Ltd. (a)	42,056	405,351
FSN Co. Ltd. (b)	48,373	118,028
GAEASOFT (b)	12,642	66,681
GC Cell Corp.	7,067	210,243
GemVax & Kael Co. Ltd. (b)	14,484	155,101
GeneOne Life Science, Inc. (b)	38,302	113,367
Genexine, Inc. (b)	23,312	180,459
Genome & Co. (b)	5,598	73,584
Genomictree, Inc. (b)	6,953	75,722
Giantstep, Inc. (b)	6,579	76,492
GOLFZON Co. Ltd.	2,386	209,509
Golfzon Newdin Holdings Co. Ltd.	3,438	12,498
Gradiant Corp.	7,253	97,099
Grand Korea Leisure Co. Ltd. (b)	17,431	216,159
Gravity Co. Ltd. ADR (a)(b)	1,498	105,145
Green Cross Holdings Corp.	16,651	180,076
G-SMATT GLOBAL Co. Ltd. (b)(c)	4,929	—
HAESUNG DS Co. Ltd.	18,124	833,540
Hana Tour Service, Inc. (b)	6,264	242,450
Hanall Biopharma Co. Ltd. (b)	18,002	283,491
Hancom, Inc. (b)	10,542	106,808
Handsome Co. Ltd.	13,165	232,297
Hanil Cement Co. Ltd.	12,693	118,968
Hanjin Shipping Co. Ltd. (b)(c)	1,732	—
Hanjin Transportation Co. Ltd.	5,817	87,940
Hankook & Co. Co. Ltd.	16,617	150,072
Hankook Shell Oil Co. Ltd.	901	154,195
Hanmi Semiconductor Co. Ltd.	34,351	786,007
Hansae Co. Ltd.	13,213	215,094
Hansol Chemical Co. Ltd.	4,353	792,866
Hansol Holdings Co. Ltd.	58,219	134,761
Hansol Paper Co. Ltd.	28,788	244,260
Hanwha General Insurance Co. Ltd. (b)	52,222	160,314
Hanwha Investment & Securities Co. Ltd. (b)	100,241	201,981
Harim Holdings Co. Ltd. (a)	73,767	434,994
HD Hyundai Construction Equipment Co. Ltd.	8,408	547,495
HD Hyundai Electric Co. Ltd.	11,945	590,156
HD Hyundai Infracore Co. Ltd.	43,687	396,537
HDC Holdings Co. Ltd.	17,764	86,687
HDC Hyundai Development Co-Engineering & Construction Class E	16,876	145,879
Hecto Innovation Co. Ltd.	27,299	271,198
Helixmith Co. Ltd. (b)	26,012	129,502
HFR, Inc. (b)	5,026	79,720
HJ Magnolia Yongpyong Hotel & Resort Corp. (b)	47,748	111,248
HL Holdings Corp.	3,350	94,069
HLB Global Co. Ltd. (b)	16,362	61,964
Security Description	Shares	Value
HLB Life Science Co. Ltd. (a)(b)	43,142	$332,327
Hlb Pharma Ceutical Co. Ltd. (b)	9,140	91,286
HLB Therapeutics Co. Ltd. (b)	32,032	127,870
Homecast Co. Ltd. (b)	22,420	84,480
HS Industries Co. Ltd.	40,518	119,465
Humasis Co. Ltd. (a)(b)	64,405	125,863
Humedix Co. Ltd.	1,548	41,706
Huons Co. Ltd.	5,253	126,177
Huons Global Co. Ltd.	3,210	51,037
Hyosung Advanced Materials Corp. Class C	1,018	355,777
Hyosung Chemical Corp. (b)	2,138	152,199
Hyosung Heavy Industries Corp. (b)	5,634	491,289
Hyosung TNC Corp.	992	286,838
Hyundai Bioland Co. Ltd.	31,397	284,745
Hyundai Bioscience Co. Ltd. (a)(b)	22,579	455,813
HYUNDAI Corp.	3,148	53,277
Hyundai Department Store Co. Ltd.	4,821	180,378
Hyundai Elevator Co. Ltd.	11,790	360,147
Hyundai Ezwel Co. Ltd.	22,504	129,458
Hyundai GF Holdings	26,513	73,242
Hyundai Green Food (b)	14,013	135,701
Hyundai Home Shopping Network Corp.	4,700	163,367
Hyundai Livart Furniture Co. Ltd. (b)	15,483	101,642
Icure Pharm, Inc. (b)	17,276	36,253
Il Dong Pharmaceutical Co. Ltd. (b)	10,639	127,411
Iljin Diamond Co. Ltd.	3,638	58,119
Ilyang Pharmaceutical Co. Ltd.	9,468	123,160
InBody Co. Ltd.	9,944	220,743
Innocean Worldwide, Inc.	6,657	198,803
InnoWireless Co. Ltd.	6,321	133,122
Innox Advanced Materials Co. Ltd.	7,074	207,767
Inscobee, Inc. (b)	65,652	76,083
Insun ENT Co. Ltd. (a)(b)	44,558	293,187
Intellian Technologies, Inc. (a)	3,503	195,135
Interojo Co. Ltd.	5,153	144,307
iNtRON Biotechnology, Inc. (a)(b)	17,851	86,163
IS Dongseo Co. Ltd. (b)	7,107	180,149
ISC Co. Ltd.	1	42
Jahwa Electronics Co. Ltd. (b)	27,338	688,818
JB Financial Group Co. Ltd.	117,948	758,183
Jeil Pharmaceutical Co. Ltd.	5,771	82,383
Jeisys Medical, Inc. (a)(b)	54,721	429,828
Jeju Air Co. Ltd. (b)	12,495	140,914
Jenax, Inc. (b)(c)	1,564	—
JETEMA Co. Ltd. (b)	8,288	128,630
Jin Air Co. Ltd. (b)	25,778	327,299

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
JoyCity Corp. (b)	34,865	$104,120
JW Pharmaceutical Corp.	8,100	142,618
JW Shinyak Corp. (b)	16,015	34,640
JYP Entertainment Corp.	16,880	1,675,638
Kangstem Biotech Co. Ltd. (b)	23,360	58,681
KC Co. Ltd.	7,184	105,499
KEPCO Plant Service & Engineering Co. Ltd.	17,503	443,005
KG DONGBUSTEEL (a)	25,317	173,692
KG Eco Technology Service Co. Ltd.	14,481	141,222
Kginicis Co. Ltd.	18,579	170,611
KGMobilians Co. Ltd.	13,554	77,663
KH FEELUX Co. Ltd. (b)	41,265	13,842
KH Vatec Co. Ltd.	9,192	149,985
KINX, Inc.	5,559	275,492
KMW Co. Ltd. (b)	17,281	194,233
Koh Young Technology, Inc.	27,360	319,769
Kolmar BNH Co. Ltd.	33,167	482,031
Kolmar Korea Co. Ltd.	10,573	353,062
Kolon Industries, Inc.	10,753	407,629
KoMiCo Ltd.	2,845	133,219
Komipharm International Co. Ltd. (b)	18,858	98,322
KONA I Co. Ltd. (b)	7,528	97,867
Korea Electric Terminal Co. Ltd.	3,289	151,514
Korea Electronic Power Industrial Development Co. Ltd.	16,980	96,649
Korea Line Corp. (b)	106,652	163,906
Korea Petrochemical Ind Co. Ltd.	3,011	319,232
Korea Pharma Co. Ltd.	3,199	43,045
Korea Real Estate Investment & Trust Co. Ltd.	66,236	69,370
Korea United Pharm, Inc.	8,521	154,557
Korean Reinsurance Co.	125,652	668,478
KT Skylife Co. Ltd.	6,919	33,712
Kukdo Chemical Co. Ltd.	2,966	121,328
Kuk-il Paper Manufacturing Co. Ltd. (b)	36,435	22,121
Kum Yang Co. Ltd. (a)(b)	13,803	556,247
Kumho Tire Co., Inc. (b)	60,942	219,690
KUMHOE&C Co. Ltd.	17,295	80,329
Kwang Dong Pharmaceutical Co. Ltd.	21,977	110,415
L&C Bio Co. Ltd. (a)	8,883	232,920
LabGenomics Co. Ltd. (b)	13,460	73,038
LB Semicon, Inc. (b)	13,397	84,897
LegoChem Biosciences, Inc. (b)	12,824	354,749
LEMON Co. Ltd. (b)	11,035	51,002
LF Corp.	3,086	39,791
Lime Co. Ltd. (b)(c)	2,258	—
Lock&Lock Co. Ltd.	4,719	21,381
Security Description	Shares	Value
Lotte Chilsung Beverage Co. Ltd.	3,228	$310,637
LOTTE Fine Chemical Co. Ltd.	16,425	865,097
LOTTE Himart Co. Ltd.	5,036	38,028
Lotte Tour Development Co. Ltd. (b)	17,427	138,739
Lotte Wellfood Co. Ltd.	2,235	171,995
LS Corp.	10,152	715,760
LS Electric Co. Ltd.	13,150	791,405
LX INTERNATIONAL Corp.	27,458	751,232
LX Semicon Co. Ltd. (a)	5,822	502,822
M2N Co. Ltd. (b)	17,388	57,997
Macrogen, Inc.	9,240	173,910
Maeil Dairies Co. Ltd.	1,095	36,856
Magnachip Semiconductor Corp. (b)	27,492	307,361
Mcnex Co. Ltd.	5,532	126,161
ME2ON Co. Ltd. (b)	45,902	114,263
Medipost Co. Ltd. (b)	10,124	110,256
MedPacto, Inc. (b)	6,935	101,053
Medytox, Inc.	3,327	594,626
Meerecompany, Inc.	487	13,675
MegaStudyEdu Co. Ltd.	5,561	218,616
Mezzion Pharma Co. Ltd. (a)(b)	11,299	315,564
Miwon Commercial Co. Ltd.	1,107	148,031
Modetour Network, Inc. (b)	9,080	116,803
Myoung Shin Industrial Co. Ltd. (b)	8,034	143,285
Namhae Chemical Corp.	23,576	154,054
Namsun Aluminum Co. Ltd. (b)	43,629	86,751
Naturecell Co. Ltd. (a)(b)	38,088	237,896
Neowiz (b)	12,725	379,534
NEPES Corp. (b)	11,404	170,326
NewGLAB Pharma Co. Ltd. (b)	15,902	16,691
NEXTIN, Inc.	4,072	235,485
NHN Corp. (b)	18,896	352,781
NHN KCP Corp.	15,990	121,716
NICE Holdings Co. Ltd.	6,459	57,450
NICE Information Service Co. Ltd.	31,722	246,043
NKMax Co. Ltd. (b)	16,195	176,373
NongShim Co. Ltd.	3,119	942,103
NOVAREX Co. Ltd.	13,541	80,774
Okins Electronics Co. Ltd. (b)	9,322	110,012
OliX Pharmaceuticals, Inc. (b)	5,813	75,042
OptoElectronics Solutions Co. Ltd.	2,632	31,441
OPTRON-TEC, Inc. (b)	66,163	142,102
Orion Holdings Corp.	14,694	163,707
Oscotec, Inc. (a)(b)	14,553	256,236
Ottogi Corp.	1,461	435,201
Paradise Co. Ltd. (b)	29,349	314,728
Park Systems Corp.	2,252	321,141
Partron Co. Ltd.	8,977	62,406
Peptron, Inc. (b)	21,520	223,423
PharmaResearch Co. Ltd.	3,366	367,089

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Pharmicell Co. Ltd. (b)	44,498	$251,592
PI Advanced Materials Co. Ltd. (a)	10,376	298,842
POLUS BioPharm, Inc. (b)(c)	21,662	—
Poongsan Corp.	18,874	621,661
Posco DX Co. Ltd. (a)	18,605	215,327
Power Logics Co. Ltd. (b)	18,320	87,175
Prestige Biologics Co. Ltd. (b)	15,459	52,326
PSK Holdings, Inc.	2	32
PSK, Inc. (a)	24,458	421,354
Rainbow Robotics (b)	2,386	166,050
RAPHAS Co. Ltd. (b)	4,688	77,739
Reyon Pharmaceutical Co. Ltd.	4,203	53,110
RFHIC Corp.	5,587	92,859
RFTech Co. Ltd. (b)	13,142	45,431
Rsupport Co. Ltd.	22,419	63,974
S&S Tech Corp.	5,086	213,839
Sam Chun Dang Pharm Co. Ltd. (b)	6,972	290,489
Sambu Engineering & Construction Co. Ltd. (b)	84,665	198,547
Samick THK Co. Ltd.	21,626	209,588
Samjin Pharmaceutical Co. Ltd.	11,857	198,869
Samsung Pharmaceutical Co. Ltd. (b)	35,533	84,002
Samwha Capacitor Co. Ltd.	4,266	137,435
Samyang Holdings Corp.	4,656	256,537
Sang-A Frontec Co. Ltd.	4,401	94,857
Sangsangin Co. Ltd. (b)	28,727	104,975
Saramin Co. Ltd.	5,713	84,070
Seah Besteel Holdings Corp.	8,268	161,576
Sebang Global Battery Co. Ltd.	2,704	99,016
Seegene, Inc. (a)	17,912	279,355
Seobu T&D	17,339	98,035
Seohan Co. Ltd.	180,030	148,243
Seojin System Co. Ltd. (b)	8,621	128,041
Seoul Semiconductor Co. Ltd.	27,688	268,969
Seoul Viosys Co. Ltd. (b)	7,776	32,458
SFA Engineering Corp.	22,823	623,556
SFA Semicon Co. Ltd. (b)	36,252	149,118
SGC Energy Co. Ltd.	5,382	106,607
Shin Poong Pharmaceutical Co. Ltd. (b)	16,545	199,647
Shinsegae Information & Communication Co. Ltd.	29,946	300,676
Shinsegae International, Inc.	7,296	94,297
Shinsung E&G Co. Ltd. (b)	238,861	423,284
SIMMTECH Co. Ltd.	9,119	235,994
Sindoh Co. Ltd.	1,754	46,790
SK Chemicals Co. Ltd.	4,509	240,224
SK D&D Co. Ltd.	5,230	88,314
SK Discovery Co. Ltd.	4,533	123,504
SK Networks Co. Ltd.	81,004	312,299
SK oceanplant Co. Ltd. (b)	11,184	171,030
SK Rent A Car Co. Ltd.	3,637	27,575
SK Securities Co. Ltd.	357,749	184,081
Security Description	Shares	Value
SL Corp.	4,835	$134,667
SM Entertainment Co. Ltd.	9,140	740,828
Solid, Inc.	19,539	82,151
SOLUM Co. Ltd. (b)	17,119	381,317
Solus Advanced Materials Co. Ltd.	10,183	286,328
Songwon Industrial Co. Ltd.	17,748	272,756
Soulbrain Holdings Co. Ltd.	4,929	104,180
SPC Samlip Co. Ltd.	2,010	103,883
ST Pharm Co. Ltd.	9,253	540,019
STCUBE (a)(b)	20,213	244,062
STIC Investments, Inc.	16,438	83,085
Sugentech, Inc.	14,506	79,595
Suheung Co. Ltd.	1,808	36,568
Sungshin Cement Co. Ltd.	17,141	114,087
Synopex, Inc. (b)	37,509	93,513
T&R Biofab Co. Ltd. (b)	12,578	122,186
Taekwang Industrial Co. Ltd.	449	215,700
Taeyoung Engineering & Construction Co. Ltd.	27,184	83,142
Taihan Electric Wire Co. Ltd. (a)(b)	64,769	698,983
Taihan Fiberoptics Co. Ltd. (b)	27,276	47,611
TechWing, Inc.	42,701	270,274
Tego Science, Inc. (b)	695	6,250
Telcon RF Pharmaceutical, Inc. (b)	45,962	40,393
Theragen Etex Co. Ltd. (b)	21,884	73,077
TKG Huchems Co. Ltd.	24,359	408,556
Tokai Carbon Korea Co. Ltd.	1,876	163,873
Toptec Co. Ltd.	11,393	73,754
Tovis Co. Ltd.	9,269	99,749
TSE Co. Ltd. (a)	3,180	133,219
TY Holdings Co. Ltd.	25,649	159,230
UBCare Co. Ltd.	29,355	128,546
Ubiquoss Holdings, Inc.	3,769	39,359
Unid Co. Ltd.	2,248	114,818
Union Semiconductor Equipment & Materials Co. Ltd.	58,868	378,857
Unison Co. Ltd. (b)	74,616	120,618
UTI, Inc. (b)	5,379	78,788
Value Added Technology Co. Ltd.	4,425	110,486
Vaxcell-Bio Therapeutics Co. Ltd. (a)(b)	7,296	195,184
VICTEK Co. Ltd. (b)	19,445	72,680
Webcash Corp. (b)	9,189	83,895
Webzen, Inc.	13,230	138,962
Wellbiotec Co. Ltd. (b)	33,060	47,596
Wemade Co. Ltd. (a)	10,637	315,239
Wemade Play Co. Ltd. (b)	1,301	9,587
Whanin Pharmaceutical Co. Ltd.	10,811	120,528
Wins Co. Ltd.	8,227	77,484
WiSoL Co. Ltd.	7,448	41,885
Wonik Holdings Co. Ltd. (a)(b)	118,212	340,466

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
WONIK IPS Co. Ltd.	19,370	$482,174
Woojeon Co. Ltd. (b)(c)	76	—
Woongjin Thinkbig Co. Ltd.	9,533	19,534
Woori Technology Investment Co. Ltd. (a)(b)	83,633	262,454
Woori Technology, Inc. (b)	110,181	121,582
Wysiwyg Studios Co. Ltd. (b)	59,891	141,586
YG Entertainment, Inc.	4,650	271,381
Young Poong Corp.	657	285,208
Youngone Corp.	12,027	588,731
Yuanta Securities Korea Co. Ltd.	87,254	177,468
Yungjin Pharmaceutical Co. Ltd. (b)	61,140	114,378
Zinus, Inc.	4,610	95,863
		84,141,927
SPAIN — 1.2%
Abengoa SA Class B (b)(c)	12,105,124	—
Aedas Homes SA (d)	14,722	289,111
Amper SA (a)(b)	875,217	96,823
Applus Services SA	88,372	951,123
Atresmedia Corp. de Medios de Comunicacion SA	59,398	226,293
Audax Renovables SA (a)(b)	92,366	127,980
Befesa SA (d)	12,148	463,871
Construcciones y Auxiliar de Ferrocarriles SA	13,302	446,259
Distribuidora Internacional de Alimentacion SA (b)	8,785,808	137,070
Ence Energia y Celulosa SA (a)	62,895	198,033
Ercros SA (a)	73,188	254,716
Faes Farma SA	232,533	806,746
Global Dominion Access SA (d)	49,195	210,662
Grupo Ezentis SA (a)(b)	334,894	32,664
Indra Sistemas SA (a)	61,895	781,968
Lar Espana Real Estate Socimi SA REIT	28,941	172,398
Let's GOWEX SA (a)(b)(c)	9,561	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	137,670	123,913
Melia Hotels International SA (b)	19,391	134,338
Miquel y Costas & Miquel SA	16,210	203,733
Neinor Homes SA (b)(d)	27,934	281,293
Obrascon Huarte Lain SA (a)(b)	127,243	64,774
Oryzon Genomics SA (a)(b)	28,283	65,108
Pharma Mar SA (a)	7,194	239,070
Prosegur Cash SA (a)(d)	240,039	155,558
Prosegur Compania de Seguridad SA	66,591	118,275
Sacyr SA (a)	274,834	937,912
Talgo SA (a)(b)(d)	44,117	161,241
Tecnicas Reunidas SA (a)(b)	57,427	522,838
Security Description	Shares	Value
Tubacex SA	94,370	$279,530
		8,483,300
SWEDEN — 3.7%
AcadeMedia AB (d)	59,447	277,111
AddNode Group AB (a)	28,491	220,251
AFRY AB	35,184	518,576
Alimak Group AB (d)	46,377	361,525
Alleima AB	83,750	380,396
Ambea AB (d)	30,524	99,135
Arjo AB Class B	91,585	331,362
Attendo AB (b)(d)	56,106	164,142
Beijer Alma AB	12,312	257,039
Betsson AB Class B (b)	58,874	625,734
BHG Group AB (a)(b)	50,191	69,748
BICO Group AB (a)(b)	43,599	157,462
BioArctic AB (b)(d)	12,817	334,626
BioGaia AB Class B	36,314	389,992
Biotage AB	40,638	504,904
Bonava AB Class B (a)	69,275	116,342
BoneSupport Holding AB (b)(d)	25,710	303,722
Boozt AB (a)(b)(d)	22,994	256,523
Bravida Holding AB (d)	50,473	484,109
Bufab AB	25,838	882,214
Bure Equity AB	22,186	514,735
Byggmax Group AB (b)	36,121	96,712
Calliditas Therapeutics AB Class B (a)(b)	16,851	135,260
Camurus AB (b)	17,659	455,482
Cantargia AB (a)(b)	169,524	64,035
Cell Impact AB (b)	63,265	26,387
Cellavision AB (a)	20,916	355,529
Cibus Nordic Real Estate AB (a)	18,323	177,864
Cint Group AB (b)	74,725	60,430
Clas Ohlson AB Class B (a)	30,960	231,885
Cloetta AB Class B	126,443	229,560
Coor Service Management Holding AB (d)	50,194	245,828
Creades AB Class A	22,810	161,340
Dios Fastigheter AB	44,161	281,493
Duni AB	19,368	190,070
Dustin Group AB (b)(d)	49,488	136,992
Electrolux Professional AB Class B	64,088	347,102
Eolus Vind AB Class B (a)	12,524	82,672
Fagerhult AB (a)	30,229	191,427
Fasadgruppen Group AB	16,685	130,992
Ferronordic AB	6,153	42,610
Fingerprint Cards AB Class B (a)(b)	181,805	30,920
G5 Entertainment AB (a)	3,994	73,769
GARO AB	20,268	117,934
Genovis AB (b)	43,033	187,848
Granges AB	58,464	556,965
Hansa Biopharma AB (a)(b)	35,134	141,365
Hemnet Group AB	19,933	348,416

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Hoist Finance AB (b)(d)	84,347	$218,261
Humana AB (b)	15,059	30,951
Instalco AB	100,320	500,147
Intervacc AB (b)	34,368	17,118
INVISIO AB	11,481	244,473
Inwido AB	35,552	323,056
K-fast Holding AB (a)(b)	69,682	124,574
KNOW IT AB	26,067	420,883
Lindab International AB	26,963	382,928
Maha Energy AB (a)(b)	109,896	78,342
MEKO AB	16,955	174,867
MIPS AB (a)	12,162	601,496
Modern Times Group MTG AB Class B (b)	57,189	364,007
Munters Group AB (d)	60,166	681,242
Mycronic AB	13,205	326,418
NCAB Group AB	47,350	368,453
NCC AB Class B (a)	46,034	401,684
New Wave Group AB Class B (a)	106,309	933,438
Nobia AB (b)	60,660	76,827
Nolato AB Class B	69,949	328,332
Nordic Waterproofing Holding AB	9,383	119,706
Note AB (b)	19,775	415,591
NP3 Fastigheter AB	10,142	152,957
Nyfosa AB	66,804	368,615
Oncopeptides AB (a)(b)(d)	60,561	48,667
OW Bunker AS (a)(b)(c)	9,828	—
Paradox Interactive AB	21,186	533,901
Platzer Fastigheter Holding AB Class B	19,367	143,263
PowerCell Sweden AB (a)(b)	26,972	209,607
Pricer AB Class B (a)	62,404	41,251
Ratos AB Class B	53,994	151,065
Re:NewCell AB (a)(b)	8,834	65,593
Resurs Holding AB (d)	104,706	194,264
SAS AB (a)(b)	6,904	237
Scandi Standard AB	33,301	157,544
Sdiptech AB Class B (b)	15,490	383,188
Sedana Medical AB (a)(b)	54,722	136,991
SkiStar AB	24,784	264,790
Smart Eye AB (a)(b)	12,383	48,357
SolTech Energy Sweden AB (a)(b)	66,246	68,201
Stillfront Group AB (b)	183,475	306,264
Storytel AB (a)(b)	28,682	88,426
Surgical Science Sweden AB (b)	11,034	246,396
Svolder AB Class B	31,482	179,105
SwedenCare AB (a)	47,962	168,779
Tethys Oil AB (b)	37,853	170,844
Tobii AB (b)	45,460	70,286
Tobii Dynavox AB (b)	45,460	114,689
Troax Group AB	16,986	334,647
Vestum AB (a)(b)	95,929	92,365
Vimian Group AB (a)(b)	71,846	170,281
Security Description	Shares	Value
Vitec Software Group AB Class B	15,285	$766,988
VNV Global AB (a)(b)	72,827	134,849
Xvivo Perfusion AB (b)	13,415	376,941
		25,672,680
SWITZERLAND — 2.4%
AC Immune SA (b)	56,369	166,570
Accelleron Industries AG	28,902	691,981
Aluflexpack AG (b)	7,767	135,433
Arbonia AG	23,225	262,714
Aryzta AG (b)	531,226	881,171
Ascom Holding AG	45,485	555,185
Autoneum Holding AG (a)(b)	1,618	265,130
Basilea Pharmaceutica AG (b)	4,059	191,687
Bell Food Group AG	925	263,134
Bossard Holding AG Class A	1,748	388,423
Burckhardt Compression Holding AG	1,577	925,418
Burkhalter Holding AG	1,329	136,666
Bystronic AG (a)	305	202,845
Coltene Holding AG (b)	2,611	206,627
Comet Holding AG	2,189	558,842
DocMorris AG (a)(b)	7,965	347,392
Feintool International Holding AG	2,504	60,036
Gurit Holding AG Class BR (a)(b)	2,670	248,601
Huber & Suhner AG	7,152	589,971
Implenia AG	9,397	456,379
Inficon Holding AG	393	474,420
Intershop Holding AG	283	188,846
Kardex Holding AG	4,392	984,291
Komax Holding AG (a)	2,508	650,373
Leonteq AG	4,150	189,722
Medartis Holding AG (b)(d)	1,706	146,259
Medmix AG (d)	7,335	193,900
Metall Zug AG Class B	104	190,644
Meyer Burger Technology AG (a)(b)	1,437,355	970,393
Mobilezone Holding AG	20,875	320,131
Molecular Partners AG (a)(b)	15,866	96,120
Orior AG	6,568	561,618
Relief Therapeutics Holding AG (a)(b)	3,292	10,137
Rieter Holding AG (a)	1,662	172,581
Schweiter Technologies AG (a)	393	283,334
Sensirion Holding AG (b)(d)	4,608	504,760
SKAN Group AG	3,004	258,546
u-blox Holding AG (b)	4,223	463,060
Valiant Holding AG	7,543	785,791
Vetropack Holding AG	6,849	317,704
V-ZUG Holding AG (b)	1,402	112,047
Ypsomed Holding AG	2,271	685,374
Zehnder Group AG	3,270	264,626
		16,358,882

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
TANZANIA, UNITED REPUBLIC OF — 0.0% (e)
Helios Towers PLC (a)(b)	169,843	$201,031
TURKEY — 0.1%
Eldorado Gold Corp. (a)(b)	81,070	821,575
UNITED KINGDOM — 6.3%
4imprint Group PLC	13,098	798,471
888 Holdings PLC (a)(b)	148,133	184,562
ABRDN PROPERTY INCOME TRUST Ltd. REIT	192,803	116,922
AG Barr PLC	52,501	313,712
AJ Bell PLC	135,128	551,462
Alphawave IP Group PLC (a)(b)	90,242	164,522
AO World PLC (a)(b)	182,454	183,947
Argo Blockchain PLC (a)(b)	250,629	35,050
Ascential PLC (b)	123,386	347,303
ASOS PLC (a)(b)	29,920	145,575
Aston Martin Lagonda Global Holdings PLC (a)(b)(d)	185,875	838,909
Auction Technology Group PLC (b)	49,089	466,822
Autolus Therapeutics PLC ADR (a)(b)	52,387	124,681
Avon Rubber PLC	18,824	203,900
Bicycle Therapeutics PLC ADR (b)	8,666	221,156
Bodycote PLC	54,527	444,360
Bytes Technology Group PLC	120,105	805,469
Capita PLC (b)	872,952	304,537
Capricorn Energy PLC (a)	146,965	349,025
Card Factory PLC (b)	227,423	260,221
Cazoo Group Ltd. (a)(b)	11,337	13,378
Chemring Group PLC	114,926	413,495
Civitas Social Housing PLC REIT	297,100	301,797
Clarkson PLC	13,802	519,397
CLS Holdings PLC REIT	98,541	169,379
CMC Markets PLC (a)(d)	42,400	82,906
Coats Group PLC	652,650	577,504
Compass Pathways PLC ADR (a)(b)	16,121	133,482
Concentric AB	10,826	205,970
Crest Nicholson Holdings PLC	56,571	135,500
Currys PLC	284,967	189,660
Custodian Property Income Reit PLC	87,909	94,552
De La Rue PLC (b)	83,587	51,009
DEV Clever Holdings PLC (b)(c)	399,295	114,220
DiscoverIE Group PLC	35,240	376,340
Domino's Pizza Group PLC	107,558	377,413
Ecora Resources PLC	141,025	205,827
Elementis PLC (b)	298,469	387,048
Empiric Student Property PLC REIT	412,596	441,675
EnQuest PLC (b)	806,750	152,926
Security Description	Shares	Value
Essentra PLC	166,841	$344,048
Exscientia PLC ADR (a)(b)	28,155	166,678
FDM Group Holdings PLC	44,699	318,806
Firstgroup PLC	287,605	533,479
Forterra PLC (d)	222,033	456,167
Foxtons Group PLC	277,624	133,241
Genius Sports Ltd. (a)(b)	45,955	284,461
Genuit Group PLC	96,338	359,477
Global Ship Lease, Inc. Class A	8,383	162,630
Great Portland Estates PLC REIT	102,638	541,529
Gym Group PLC (a)(b)(d)	180,703	209,520
Halfords Group PLC	97,460	267,141
Hammerson PLC REIT (a)	1,621,281	513,243
Helical PLC REIT	46,599	154,034
Hill & Smith PLC	40,267	768,926
Hilton Food Group PLC	28,518	226,240
Hollywood Bowl Group PLC	50,254	159,407
Hunting PLC	43,992	111,523
Ibstock PLC (d)	234,716	417,470
IntegraFin Holdings PLC	147,982	445,885
IP Group PLC	533,572	383,272
J D Wetherspoon PLC (a)(b)	87,709	749,897
James Fisher & Sons PLC (b)	27,497	140,183
John Wood Group PLC (b)	230,333	396,204
Johnston Press PLC (b)(c)	358	—
Jupiter Fund Management PLC	291,064	398,168
Just Group PLC	531,260	525,475
Keller Group PLC	60,755	540,686
Kier Group PLC (b)	204,055	194,829
Lancashire Holdings Ltd.	75,766	556,759
Lb-shell PLC (b)(c)	571	—
Luceco PLC (d)	107,916	171,224
Marshalls PLC	113,713	347,833
Marston's PLC (b)	614,776	229,789
Mitie Group PLC	671,476	822,949
Mobico Group PLC	214,759	265,526
Molten Ventures PLC (b)	67,568	229,532
Moneysupermarket.com Group PLC	246,187	847,577
Moonpig Group PLC (a)(b)	80,677	147,904
Morgan Advanced Materials PLC	194,498	678,770
Morgan Sindall Group PLC	25,254	587,552
NCC Group PLC	120,904	148,639
Odfjell Technology Ltd.	98	406
On the Beach Group PLC (b)(d)	84,699	103,375
Oxford Biomedica PLC (b)	38,028	203,057
Oxford Instruments PLC	23,749	824,277
Pagegroup PLC	119,989	612,633
PayPoint PLC	36,569	224,324
Petrofac Ltd. (a)(b)	107,744	108,215
Picton Property Income Ltd. REIT	197,251	175,543
Playtech PLC (b)	185,966	1,394,925

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Premier Foods PLC	269,936	$437,216
PZ Cussons PLC	218,843	450,726
Quilter PLC (d)	491,718	495,116
Rathbones Group PLC	28,100	664,484
Reach PLC	148,069	125,373
Redde Northgate PLC	50,657	241,511
Regional REIT Ltd. (d)	199,283	118,318
Renewi PLC (b)	32,732	214,311
Restaurant Group PLC (b)	317,959	153,610
S4 Capital PLC (b)	189,236	303,137
Sabre Insurance Group PLC (d)	131,596	226,531
Savills PLC	48,780	527,760
Schroder Real Estate Investment Trust Ltd.	634,431	323,844
Senior PLC	455,996	1,016,848
Shaftesbury Capital PLC REIT	770,582	1,127,612
SIG PLC (a)(b)	371,464	163,638
Spire Healthcare Group PLC (d)	112,576	304,138
SThree PLC	49,565	215,195
Supermarket Income Reit PLC	575,045	533,691
Synthomer PLC (b)	174,489	161,719
THG PLC (a)(b)	353,513	366,293
TORM PLC Class A	22,016	529,686
TP ICAP Group PLC	287,264	552,202
Treatt PLC (a)	22,468	178,529
Triple Point Social Housing Reit PLC (d)	200,524	124,919
TT Electronics PLC	57,472	115,154
Tyman PLC	130,189	424,548
U.K. Commercial Property REIT Ltd. (a)	514,887	316,827
Vanquis Banking Group PLC	194,933	471,369
Verona Pharma PLC ADR (b)	17,860	377,560
Vertical Aerospace Ltd. (a)(b)	25,871	50,966
Vesuvius PLC	57,173	289,585
Victrex PLC	21,375	378,278
Volution Group PLC	82,968	398,931
Wincanton PLC	52,832	168,928
Workspace Group PLC REIT	56,542	339,871
		43,275,936
UNITED STATES — 1.4%
Access Bio, Inc. KDR	21,801	131,039
Adaptimmune Therapeutics PLC ADR (b)	76,236	70,518
Argonaut Gold, Inc. (b)	460,496	184,442
Avadel Pharmaceuticals PLC ADR (a)(b)	22,906	377,491
Carnival PLC (b)	60,531	1,000,814
Civeo Corp. (b)	9,101	177,287
DHT Holdings, Inc.	69,067	589,142
Diversified Energy Co. PLC	337,132	378,894
Dole PLC	23,800	321,776
Energy Fuels, Inc. (a)(b)	97,281	605,043
Ferroglobe PLC (b)(c)	19,857	—
Security Description	Shares	Value
Ferroglobe PLC (b)	32,871	$156,795
Fiverr International Ltd. (a)(b)	11,992	311,912
Hecla Mining Co. (a)	7,714	39,727
IMAX Corp. (b)	38,466	653,537
Maxeon Solar Technologies Ltd. (b)	16,999	478,692
MDA Ltd. (b)	24,587	151,805
MeiraGTx Holdings PLC (b)	20,429	137,283
Nordic American Tankers Ltd. (a)	108,215	397,149
Paysafe Ltd. (b)	13,267	133,864
PolyPeptide Group AG (a)(b)(d)	6,662	139,771
PureTech Health PLC (b)	111,902	309,430
REC Silicon ASA (a)(b)	337,422	505,808
RHI Magnesita NV	10,091	340,230
Riskified Ltd. Class A (a)(b)	30,138	146,471
Sinch AB (a)(b)(d)	293,704	662,114
Stratasys Ltd. (b)	34,420	611,299
UroGen Pharma Ltd. (b)	16,719	173,042
Viemed Healthcare, Inc. (a)(b)	27,779	272,279
Zymeworks, Inc. (a)(b)	22,957	198,348
		9,656,002
VIETNAM — 0.1%
XP Power Ltd. (a)	12,538	313,703
TOTAL COMMON STOCKS (Cost $846,359,794)		681,874,332

RIGHTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
Abacus Property Group (expiring 07/27/23) (b) (Cost $0)	38,958	—
FRANCE — 0.0% (e)
Carbios SACA (expiring 07/04/23) (b) (Cost $0)	5,235	20,333
NETHERLANDS — 0.0% (e)
SIF Holding NV (expiring 07/04/23) (a)(b) (Cost $0)	9,332	1,578
SINGAPORE — 0.0% (e)
CapitaLand India Trust Management Pte. Ltd. (expiring 07/10/23) (b) (Cost $0)	60,987	3,605
SOUTH KOREA — 0.0% (e)
Intellian Technologies, Inc. (expiring 07/01/23) (b) (Cost $0)	581	6,658

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
SPAIN — 0.0% (e)
Sacyr SA (expiring 07/04/23) (a)(b) (Cost $23,628)	277,296	$24,838
TOTAL RIGHTS (Cost $23,628)		57,012
WARRANTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
PointsBet Holdings Ltd. (expiring 07/08/24) (b) (Cost $0)	4,680	—
FRANCE — 0.0% (e)
Technicolor SA (expiring 09/22/24) (a)(b) (Cost $0)	4,594	92
ITALY — 0.0% (e)
Webuild SpA (expiring 08/02/30) (a)(b)(c) (Cost $0)	19,800	—
MACAU — 0.0% (e)
MECOM Power & Construction Ltd. (expiring 05/24/24) (a)(b) (Cost $0)	63,799	537
TOTAL WARRANTS (Cost $0)		629
SHORT-TERM INVESTMENTS — 8.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (g)(h)	199,731	199,771
State Street Navigator Securities Lending Portfolio II (i)(j)	60,383,281	60,383,281
TOTAL SHORT-TERM INVESTMENTS (Cost $60,583,052)		60,583,052
TOTAL INVESTMENTS — 108.1% (Cost $906,966,474)		742,515,025
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%		(55,449,346)
NET ASSETS — 100.0%		$687,065,679

(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the securities is $541,094, representing 0.10% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.4% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$680,961,340	$371,898	$541,094	$681,874,332
Rights	57,012	—	—	57,012
Warrants	629	0(a)	0(b)	629
Short-Term Investments	60,583,052	—	—	60,583,052
TOTAL INVESTMENTS	$741,602,033	$371,898	$541,094	$742,515,025
(a)	The Fund held a Level 2 security that was valued at $0 at June 30, 2023.
(b)	The Fund held a Level 3 security that was valued at $0 at June 30, 2023.
Sector Breakdown as of June 30, 2023

% of Net Assets
Industrials	21.3%
Information Technology	13.7
Materials	12.2
Consumer Discretionary	12.2
Financials	9.2
Health Care	8.7
Real Estate	7.2
Consumer Staples	5.7
Communication Services	4.1
Energy	4.0
Utilities	1.0
Short-Term Investments	8.8
Liabilities in Excess of Other Assets	(8.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,021,298	$1,021,502	$29,658,733	$30,480,552	$187	$(99)	199,731	$199,771	$44,836
State Street Navigator Securities Lending Portfolio II	57,887,537	57,887,537	99,258,665	96,762,921	—	—	60,383,281	60,383,281	972,301
Total		$58,909,039	$128,917,398	$127,243,473	$187	$(99)		$60,583,052	$1,017,137
See accompanying notes to Schedule of Investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 9.2%
BWP Trust REIT	432,012	$1,043,875
Centuria Industrial REIT (a)	479,781	990,035
Charter Hall Long Wale REIT	576,155	1,537,906
Charter Hall Retail REIT	457,640	1,099,707
Dexus REIT (a)	956,288	4,965,114
GPT Group REIT	1,703,261	4,693,831
National Storage REIT	1,082,118	1,692,733
Region RE Ltd. REIT	1,017,422	1,537,350
Scentre Group REIT	4,613,639	8,138,332
Vicinity Ltd. REIT	3,440,732	4,225,647
Waypoint REIT Ltd.	596,892	1,029,062
		30,953,592
AUSTRIA — 0.4%
CA Immobilien Anlagen AG	40,514	1,173,531
BELGIUM — 2.4%
Aedifica SA REIT (a)	35,317	2,261,761
Cofinimmo SA REIT (a)	27,091	2,033,473
Warehouses De Pauw CVA REIT	137,854	3,778,017
		8,073,251
BRAZIL — 1.2%
Aliansce Sonae Shopping Centers sa	352,113	1,799,251
Iguatemi SA	188,790	877,419
Multiplan Empreendimentos Imobiliarios SA	236,154	1,354,557
		4,031,227
CANADA — 4.0%
Artis Real Estate Investment Trust	49,623	271,131
Boardwalk Real Estate Investment Trust	19,819	931,452
Canadian Apartment Properties REIT	72,773	2,797,079
Dream Industrial Real Estate Investment Trust	112,251	1,196,948
First Capital Real Estate Investment Trust	93,388	1,031,802
Granite Real Estate Investment Trust	27,794	1,646,321
H&R Real Estate Investment Trust	116,313	900,970
InterRent Real Estate Investment Trust	62,316	603,734
NorthWest Healthcare Properties Real Estate Investment Trust	104,031	493,720
Primaris Real Estate Investment Trust	42,275	430,338
RioCan Real Estate Investment Trust	131,261	1,912,497
Security Description	Shares	Value
SmartCentres Real Estate Investment Trust	62,711	$1,151,143
		13,367,135
FINLAND — 0.4%
Kojamo Oyj	157,572	1,481,874
FRANCE — 4.9%
Covivio SA REIT	41,150	1,938,552
Gecina SA REIT	48,370	5,147,878
Klepierre SA REIT	173,460	4,299,644
Unibail-Rodamco-Westfield REIT (a)(b)	95,044	4,992,820
		16,378,894
GERMANY — 1.4%
Aroundtown SA (b)	818,249	943,594
LEG Immobilien SE (b)	65,907	3,785,056
		4,728,650
HONG KONG — 7.6%
Hang Lung Properties Ltd.	1,635,755	2,525,666
Hysan Development Co. Ltd.	530,846	1,295,176
Link REIT	2,267,752	12,588,012
Swire Properties Ltd.	933,400	2,294,016
Wharf Real Estate Investment Co. Ltd.	1,377,000	6,879,201
		25,582,071
ISRAEL — 0.5%
Azrieli Group Ltd.	32,388	1,815,358
JAPAN — 31.5%
Activia Properties, Inc. REIT	647	1,801,761
Advance Residence Investment Corp. REIT	1,229	2,925,077
Aeon Mall Co. Ltd.	84,740	1,091,093
AEON REIT Investment Corp.	1,573	1,691,246
Comforia Residential REIT, Inc.	596	1,422,631
Daiwa House REIT Investment Corp.	1,893	3,617,439
Daiwa Office Investment Corp. REIT	255	1,104,438
Daiwa Securities Living Investments Corp. REIT	2,013	1,593,297
Frontier Real Estate Investment Corp. REIT (a)	456	1,476,514
Global One Real Estate Investment Corp. REIT	907	715,384
GLP J-Reit	4,187	4,116,461
Hoshino Resorts REIT, Inc.	228	974,878
Hulic Co. Ltd. (a)	532,490	4,535,200
Hulic Reit, Inc.	1,137	1,266,524
Ichigo Office REIT Investment Corp.	1,354	837,497
Industrial & Infrastructure Fund Investment Corp. REIT	1,873	1,964,554
Invincible Investment Corp. REIT	5,404	2,138,643
Japan Excellent, Inc. REIT (a)	1,126	976,150

See accompanying notes to Schedule of Investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Japan Hotel REIT Investment Corp.	3,955	$2,011,226
Japan Logistics Fund, Inc. REIT	828	1,790,224
Japan Metropolitan Fund Invest REIT	6,216	4,141,563
Japan Prime Realty Investment Corp. REIT (a)	886	2,136,306
Japan Real Estate Investment Corp. REIT	1,263	4,788,626
Kenedix Office Investment Corp. REIT	752	1,802,802
Kenedix Residential Next Investment Corp. REIT (a)	943	1,528,660
Kenedix Retail REIT Corp.	536	1,077,303
LaSalle Logiport REIT	1,580	1,651,766
Mitsubishi Estate Logistics REIT Investment Corp. (a)	442	1,262,988
Mitsui Fudosan Co. Ltd.	843,100	16,685,838
Mitsui Fudosan Logistics Park, Inc. REIT	483	1,670,876
Mori Hills REIT Investment Corp. Class C,	1,446	1,474,663
Mori Trust Reit, Inc.	2,207	1,099,415
Nippon Accommodations Fund, Inc. REIT	445	1,998,167
Nippon Building Fund, Inc. REIT (a)	1,510	5,913,170
Nippon Prologis REIT, Inc.	2,444	4,891,889
NIPPON REIT Investment Corp. (a)	406	959,276
Nomura Real Estate Master Fund, Inc. REIT	4,190	4,815,159
NTT UD REIT Investment Corp.	1,248	1,164,806
Orix JREIT, Inc.	2,448	3,004,637
Sekisui House Reit, Inc.	3,884	2,254,593
Tokyu REIT, Inc.	835	1,110,945
United Urban Investment Corp. REIT	2,750	2,766,458
		106,250,143
MEXICO — 1.7%
Corp. Inmobiliaria Vesta SAB de CV (a)	587,596	1,902,522
Fibra Uno Administracion SA de CV REIT	2,555,684	3,725,378
		5,627,900
ROMANIA — 0.7%
NEPI Rockcastle NV	428,459	2,505,491
SAUDI ARABIA — 0.3%
Arabian Centres Co. Ltd.	150,286	889,527
SINGAPORE — 11.2%
CapitaLand Ascendas REIT	2,987,989	6,005,343
CapitaLand Ascott Trust Stapled Security	1,952,298	1,557,972
CapitaLand China Trust REIT	1,040,900	784,511
Security Description	Shares	Value
CapitaLand Integrated Commercial Trust REIT	4,475,933	$6,316,941
Capitaland Investment Ltd.	2,186,003	5,346,488
Frasers Centrepoint Trust REIT	956,938	1,548,524
Frasers Logistics & Commercial Trust REIT	2,565,300	2,369,398
Keppel DC REIT (a)	1,173,200	1,872,474
Keppel REIT	1,763,453	1,172,725
Mapletree Industrial Trust REIT	1,774,087	2,897,057
Mapletree Logistics Trust REIT	2,937,417	3,516,175
Mapletree Pan Asia Commercial Trust REIT	2,041,771	2,444,060
Suntec Real Estate Investment Trust	2,008,876	1,914,841
		37,746,509
SOUTH AFRICA — 0.6%
Growthpoint Properties Ltd. REIT	3,039,203	1,875,848
SPAIN — 1.2%
Inmobiliaria Colonial Socimi SA REIT (a)	262,809	1,589,888
Merlin Properties Socimi SA REIT	295,597	2,528,372
		4,118,260
SWEDEN — 3.6%
Castellum AB (a)	382,783	3,648,404
Fabege AB (a)	239,382	1,718,911
Hufvudstaden AB Class A	104,205	1,235,838
Neobo Fastigheter AB (a)(b)	111,109	93,608
Sagax AB Class B	167,031	3,293,826
Samhallsbyggnadsbolaget i Norden AB (a)	950,657	363,803
Wihlborgs Fastigheter AB (a)	238,965	1,725,651
		12,080,041
SWITZERLAND — 3.1%
PSP Swiss Property AG	40,784	4,554,096
Swiss Prime Site AG	68,205	5,919,765
		10,473,861
THAILAND — 0.7%
Central Pattana PCL NVDR	1,193,359	2,204,626
UNITED KINGDOM — 12.4%
Assura PLC REIT	2,644,444	1,526,355
Big Yellow Group PLC REIT	155,138	2,116,330
British Land Co. PLC REIT	831,559	3,201,211
Derwent London PLC REIT	99,519	2,593,733
Grainger PLC	662,219	1,912,826
Hammerson PLC REIT (a)	3,540,475	1,120,795
Land Securities Group PLC REIT	668,008	4,876,523
LondonMetric Property PLC REIT	870,800	1,831,131
LXI REIT PLC	1,531,876	1,676,842
Primary Health Properties PLC REIT	1,183,251	1,435,880

See accompanying notes to Schedule of Investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Safestore Holdings PLC REIT	194,342	$2,097,682
Segro PLC REIT	1,087,394	9,909,467
Supermarket Income Reit PLC	1,099,893	1,020,795
Tritax Big Box REIT PLC	1,656,422	2,632,367
UNITE Group PLC REIT	356,013	3,937,771
		41,889,708
TOTAL COMMON STOCKS (Cost $487,373,010)		333,247,497

PREFERRED STOCKS — 0.0% (c)
BRAZIL — 0.0% (c)
Iguatemi SA REIT	31,598	58,951
TOTAL PREFERRED STOCKS (Cost $50,715)		58,951
RIGHTS — 0.0% (c)
BELGIUM — 0.0% (c)
Aedifica SA (expiring 07/01/23) (a)(b)	36,241	48,166
TOTAL RIGHTS (Cost $0)		48,166
SHORT-TERM INVESTMENTS — 5.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (d)(e)	236,811	236,859
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f)(g)	17,641,671	$17,641,671
TOTAL SHORT-TERM INVESTMENTS (Cost $17,878,530)		17,878,530
TOTAL INVESTMENTS — 104.3% (Cost $505,302,255)		351,233,144
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(14,437,372)
NET ASSETS — 100.0%		$336,795,772
(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$333,247,497	$—	$—	$333,247,497
Preferred Stocks	58,951	—	—	58,951
Rights	48,166	—	—	48,166
Short-Term Investments	17,878,530	—	—	17,878,530
TOTAL INVESTMENTS	$351,233,144	$—	$—	$351,233,144

See accompanying notes to Schedule of Investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	432,480	$432,567	$20,892,442	$21,088,066	$(61)	$(23)	236,811	$236,859	$20,547
State Street Navigator Securities Lending Portfolio II	7,294,630	7,294,630	81,359,364	71,012,323	—	—	17,641,671	17,641,671	178,225
Total		$7,727,197	$102,251,806	$92,100,389	$(61)	$(23)		$17,878,530	$198,772
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
ARGENTINA — 0.1%
Corp. America Airports SA (a)	59,734	$692,317
AUSTRALIA — 8.8%
Atlas Arteria Ltd. Stapled Security	2,490,501	10,294,950
Dalrymple Bay Infrastructure Ltd.	514,346	903,869
Qube Holdings Ltd.	3,608,472	6,845,641
Transurban Group Stapled Security	2,374,747	22,525,692
		40,570,152
BELGIUM — 0.1%
Euronav NV	44,485	674,611
BRAZIL — 0.8%
Centrais Eletricas Brasileiras SA ADR (b)	249,016	2,059,362
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	66,818	791,125
Cia Energetica de Minas Gerais ADR	286,651	753,892
		3,604,379
CANADA — 9.7%
Enbridge, Inc.	613,399	22,825,442
Gibson Energy, Inc.	43,175	679,641
Keyera Corp. (b)	69,160	1,596,704
Pembina Pipeline Corp.	167,121	5,260,223
TC Energy Corp.	308,389	12,477,723
Westshore Terminals Investment Corp.	74,141	1,750,361
		44,590,094
CHINA — 4.8%
Beijing Capital International Airport Co. Ltd. Class H (a)	3,396,000	2,197,091
CGN Power Co. Ltd. Class H (c)	2,172,000	523,834
China Gas Holdings Ltd.	585,600	670,295
China Longyuan Power Group Corp. Ltd. Class H	645,000	664,210
China Merchants Port Holdings Co. Ltd.	2,773,882	3,914,853
China Resources Gas Group Ltd.	177,700	607,707
China Resources Power Holdings Co. Ltd.	350,000	790,521
COSCO SHIPPING Ports Ltd.	3,620,243	2,152,762
Guangdong Investment Ltd.	522,000	450,287
Hainan Meilan International Airport Co. Ltd. Class H (a)	347,000	429,953
Jiangsu Expressway Co. Ltd. Class H	2,506,000	2,308,823
Kunlun Energy Co. Ltd.	802,000	630,416
Shenzhen Expressway Corp. Ltd. Class H	1,238,000	1,055,284
Security Description	Shares	Value
Shenzhen International Holdings Ltd.	2,813,930	$2,477,620
Yuexiu Transport Infrastructure Ltd.	1,906,000	943,685
Zhejiang Expressway Co. Ltd. Class H (b)	2,778,000	2,109,218
		21,926,559
FRANCE — 6.2%
Aeroports de Paris	56,626	8,123,937
Engie SA	363,646	6,041,525
Gaztransport Et Technigaz SA	6,595	670,947
Getlink SE	820,499	13,946,666
		28,783,075
GERMANY — 2.1%
Fraport AG Frankfurt Airport Services Worldwide (a)	75,241	4,010,817
RWE AG	132,860	5,779,169
		9,789,986
HONG KONG — 0.4%
Hutchison Port Holdings Trust Stapled Security	10,277,400	1,983,538
ITALY — 2.7%
Enav SpA (c)	517,974	2,207,319
Enel SpA	1,518,152	10,216,085
		12,423,404
JAPAN — 1.9%
Japan Airport Terminal Co. Ltd.	190,400	8,562,632
MEXICO — 6.5%
Grupo Aeroportuario del Centro Norte SAB de CV ADR (b)	69,511	5,897,313
Grupo Aeroportuario del Pacifico SAB de CV ADR	74,012	13,227,425
Grupo Aeroportuario del Sureste SAB de CV ADR	38,475	10,684,123
		29,808,861
NEW ZEALAND — 2.8%
Auckland International Airport Ltd. (a)	2,468,046	12,928,016
NORWAY — 0.1%
Frontline PLC	40,295	581,019
SINGAPORE — 0.9%
SATS Ltd. (a)	1,781,121	3,395,494
SIA Engineering Co. Ltd. (a)	523,300	962,809
		4,358,303
SOUTH KOREA — 0.1%
Sebang Co. Ltd.	28,824	270,160
SPAIN — 8.3%
Aena SME SA (c)	143,688	23,201,021
Iberdrola SA	1,152,605	15,027,035
		38,228,056

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 1.8%
Flughafen Zurich AG	38,907	$8,084,515
UNITED KINGDOM — 2.2%
National Grid PLC	761,623	10,075,057
UNITED STATES — 39.1%
American Electric Power Co., Inc.	100,936	8,498,811
American Water Works Co., Inc.	37,897	5,409,797
Cheniere Energy, Inc.	75,369	11,483,221
Consolidated Edison, Inc.	69,683	6,299,343
Dominion Energy, Inc.	163,672	8,476,573
DT Midstream, Inc.	29,172	1,446,056
Duke Energy Corp.	151,225	13,570,932
Edison International	74,976	5,207,083
Equitrans Midstream Corp.	130,610	1,248,632
Eversource Energy	68,402	4,851,070
Exelon Corp.	195,125	7,949,393
Kinder Morgan, Inc.	599,311	10,320,135
NextEra Energy, Inc.	304,233	22,574,089
ONEOK, Inc.	135,406	8,357,258
PG&E Corp. (a)	316,214	5,464,178
Public Service Enterprise Group, Inc.	97,974	6,134,152
Sempra Energy	61,697	8,982,466
Southern Co.	213,797	15,019,239
Targa Resources Corp.	68,558	5,217,264
WEC Energy Group, Inc.	61,934	5,465,056
Williams Cos., Inc.	369,007	12,040,698
Xcel Energy, Inc.	107,476	6,681,783
		180,697,229
TOTAL COMMON STOCKS (Cost $461,250,722)		458,631,963

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (d)(e)	294,444	294,503
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f)(g)	892,479	$892,479
TOTAL SHORT-TERM INVESTMENTS (Cost $1,186,982)		1,186,982
TOTAL INVESTMENTS — 99.6% (Cost $462,437,704)		459,818,945
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		1,768,315
NET ASSETS — 100.0%		$461,587,260
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.6% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$458,631,963	$—	$—	$458,631,963
Short-Term Investments	1,186,982	—	—	1,186,982
TOTAL INVESTMENTS	$459,818,945	$—	$—	$459,818,945
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Sector Breakdown as of June 30, 2023

% of Net Assets
Utilities	40.2%
Industrials	38.6
Energy	20.6
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,401,393	$1,401,673	$34,389,333	$35,495,633	$(717)	$(153)	294,444	$294,503	$29,442
State Street Navigator Securities Lending Portfolio II	23,850,478	23,850,478	172,713,560	195,671,559	—	—	892,479	892,479	58,434
Total		$25,252,151	$207,102,893	$231,167,192	$(717)	$(153)		$1,186,982	$87,876
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 12.4%
BHP Group Ltd.	5,483,647	$164,222,031
Fortescue Metals Group Ltd.	2,372,257	35,024,280
Glencore PLC	16,978,372	95,947,396
Newcrest Mining Ltd.	1,252,394	22,025,193
Rio Tinto Ltd.	519,927	39,692,994
South32 Ltd.	6,387,352	15,986,545
Woodside Energy Group Ltd.	1,410,114	32,326,844
		405,225,283
AUSTRIA — 1.0%
Mondi PLC	2,232,108	34,025,128
BRAZIL — 5.5%
Petroleo Brasileiro SA ADR	1,390,730	19,233,796
Suzano SA ADR (a)	3,639,644	33,557,518
Vale SA ADR (a)	5,429,950	72,869,929
Wheaton Precious Metals Corp.	635,324	27,506,300
Yara International ASA (a)	753,472	26,654,646
		179,822,189
CANADA — 12.5%
Agnico Eagle Mines Ltd.	694,369	34,711,891
Barrick Gold Corp. (b)	1,677,372	28,407,260
Barrick Gold Corp. (a)(b)	789,584	13,367,657
Canadian Natural Resources Ltd. (a)	825,389	46,457,565
Cenovus Energy, Inc. (a)	1,023,233	17,398,634
Franco-Nevada Corp.	268,421	38,300,071
Imperial Oil Ltd. (a)	129,792	6,648,254
Nutrien Ltd. (a)(b)	1,262,612	74,626,022
Nutrien Ltd. (b)	1,134,260	66,978,053
Suncor Energy, Inc. (a)	1,005,220	29,520,385
Teck Resources Ltd. Class B (a)	632,899	26,659,958
West Fraser Timber Co. Ltd.	273,846	23,552,929
		406,628,679
CHILE — 1.7%
Antofagasta PLC	486,101	9,029,051
Sociedad Quimica y Minera de Chile SA ADR	659,004	47,856,871
		56,885,922
CHINA — 1.2%
Wilmar International Ltd.	14,346,719	40,283,395
COLOMBIA — 0.1%
Ecopetrol SA ADR (a)	187,630	1,923,208
FINLAND — 3.6%
Neste Oyj	319,046	12,273,276
Stora Enso Oyj Class R	2,815,087	32,632,147
UPM-Kymmene Oyj	2,457,212	73,105,937
		118,011,360
FRANCE — 3.1%
TotalEnergies SE	1,740,442	99,783,139
Security Description	Shares	Value
INDIA — 2.5%
Reliance Industries Ltd. GDR (c)	1,282,852	$79,921,680
IRELAND — 1.2%
Smurfit Kappa Group PLC	1,192,432	39,717,812
ISRAEL — 0.6%
ICL Group Ltd.	3,310,190	17,929,322
ITALY — 0.8%
Eni SpA	1,863,111	26,794,455
JAPAN — 1.2%
Nippon Steel Corp. (a)	1,331,900	27,682,067
Sumitomo Metal Mining Co. Ltd.	383,600	12,290,806
		39,972,873
LUXEMBOURG — 0.7%
ArcelorMittal SA	802,414	21,824,568
MEXICO — 0.3%
Southern Copper Corp.	119,757	8,591,367
NETHERLANDS — 4.8%
Shell PLC	5,292,085	157,605,654
NORWAY — 1.0%
Equinor ASA	781,198	22,757,340
Norsk Hydro ASA	1,907,703	11,360,515
		34,117,855
RUSSIA — 0.0%
Gazprom PJSC ADR (d)(e)	2,906,597	—
LUKOIL PJSC (d)(e)	173,497	—
MMC Norilsk Nickel PJSC ADR (d)(e)	715,004	—
Novatek PJSC GDR (d)(e)	46,772	—
Novolipetsk Steel PJSC GDR (d)(e)	148,662	—
Polyus PJSC GDR (d)(e)	77,132	—
Rosneft Oil Co. PJSC (d)(e)	1,071,162	—
Severstal PAO GDR (d)(e)	225,918	—
Tatneft PJSC ADR (d)(e)	125,610	—
		—
SOUTH AFRICA — 2.2%
Anglo American PLC	1,880,011	53,372,125
Gold Fields Ltd. ADR (a)	1,245,300	17,222,499
		70,594,624
SOUTH KOREA — 0.9%
POSCO Holdings, Inc. ADR (a)	413,476	30,576,550
SPAIN — 0.4%
Repsol SA (a)	983,150	14,297,984
SWEDEN — 1.4%
Boliden AB	386,652	11,152,494
Svenska Cellulosa AB SCA Class B	2,755,743	35,067,712
		46,220,206

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 1.4%
SIG Group AG (e)	1,605,316	$44,284,579
UNITED KINGDOM — 3.1%
BP PLC	13,595,600	79,224,772
DS Smith PLC	6,334,568	21,889,298
		101,114,070
UNITED STATES — 34.7%
Alcoa Corp.	249,161	8,454,033
Amcor PLC	2,652,897	26,475,912
Archer-Daniels-Midland Co.	976,354	73,773,308
Avery Dennison Corp.	144,659	24,852,416
Baker Hughes Co.	321,029	10,147,727
Bunge Ltd.	267,519	25,240,418
CF Industries Holdings, Inc.	350,418	24,326,018
Chevron Corp.	569,883	89,671,090
Cleveland-Cliffs, Inc. (e)	719,880	12,065,189
ConocoPhillips	391,495	40,562,797
Corteva, Inc.	1,272,094	72,890,986
Coterra Energy, Inc.	251,552	6,364,266
Darling Ingredients, Inc. (e)	284,398	18,141,748
Devon Energy Corp.	208,606	10,084,014
EOG Resources, Inc.	189,128	21,643,808
Exxon Mobil Corp.	1,320,513	141,625,019
FMC Corp.	224,993	23,475,770
Freeport-McMoRan, Inc.	2,004,941	80,197,640
Halliburton Co.	288,435	9,515,471
Hess Corp.	88,541	12,037,149
Ingredion, Inc.	116,549	12,348,367
International Paper Co.	636,980	20,262,334
Marathon Petroleum Corp.	144,837	16,887,994
Mosaic Co.	609,651	21,337,785
Newmont Corp. (b)	914,419	39,009,114
Newmont Corp. (b)	201,551	8,602,759
Nucor Corp.	355,590	58,309,648
Occidental Petroleum Corp.	232,007	13,642,012
Packaging Corp. of America	165,639	21,890,850
Phillips 66	148,652	14,178,428
Pioneer Natural Resources Co.	75,836	15,711,702
Reliance Steel & Aluminum Co.	82,709	22,462,937
Schlumberger NV	456,241	22,410,558
Scotts Miracle-Gro Co. (a)	72,468	4,543,019
Sealed Air Corp.	258,010	10,320,400
Steel Dynamics, Inc.	234,470	25,540,817
Valero Energy Corp.	122,994	14,427,196
Westrock Co.	451,970	13,138,768
Weyerhaeuser Co. REIT	1,303,838	43,691,611
		1,130,261,078
ZAMBIA — 0.6%
First Quantum Minerals Ltd. (a)	783,636	18,559,722
TOTAL COMMON STOCKS (Cost $3,476,019,427)		3,224,972,702

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (f)(g)	15,829,990	$15,833,156
State Street Navigator Securities Lending Portfolio II (h)(i)	64,546,652	64,546,652
TOTAL SHORT-TERM INVESTMENTS (Cost $80,379,118)		80,379,808
TOTAL INVESTMENTS — 101.4% (Cost $3,556,398,545)		3,305,352,510
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(44,786,159)
NET ASSETS — 100.0%		$3,260,566,351
(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Non-income producing security.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

At June 30, 2023, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index (long)	18	09/14/2023	$3,262,182	$3,315,292	$53,110
SFE S&P ASX Share Price Index 200 (long)	24	09/21/2023	2,831,691	2,860,032	28,341
E-mini S&P 500 Energy Select Sector (long)	181	09/15/2023	15,293,414	15,513,510	220,096
FTSE 100 Index (long)	63	09/15/2023	6,077,826	6,040,372	(37,454)
E-mini S&P 500 Material Select Sector Index (long)	86	09/15/2023	7,253,154	7,624,760	371,606
					$635,699

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,224,972,702	$—	$0(a)	$3,224,972,702
Short-Term Investments	80,379,808	—	—	80,379,808
TOTAL INVESTMENTS	$3,305,352,510	$—	$0	$3,305,352,510
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$673,153	$—	$—	$673,153
Futures Contracts - Unrealized Depreciation	(37,454)	—	—	(37,454)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$635,699	$—	$—	$635,699
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2023.
Industry Breakdown as of June 30, 2023

% of Net Assets
Metals & Mining	33.5%
Oil, Gas & Consumable Fuels	32.0
Chemicals	11.7
Paper & Forest Products	7.1
Containers & Packaging	6.8
Food Products	5.2
Specialized REITs	1.3
Energy Equipment & Services	1.3
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	10,975,882	$10,978,077	$236,853,481	$231,992,237	$(6,003)	$(162)	15,829,990	$15,833,156	$791,210
State Street Navigator Securities Lending Portfolio II	55,536,347	55,536,347	1,380,100,925	1,371,090,620	—	—	64,546,652	64,546,652	979,739
Total		$66,514,424	$1,616,954,406	$1,603,082,857	$(6,003)	$(162)		$80,379,808	$1,770,949
See accompanying notes to Schedule of Investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BRAZIL — 2.9%
Wheaton Precious Metals Corp.	369,839	$16,012,149
CANADA — 28.9%
Agnico Eagle Mines Ltd.	403,922	20,192,284
ARC Resources Ltd. (a)	147,604	1,971,028
Barrick Gold Corp.	1,435,175	24,305,514
Cameco Corp. (a)	104,551	3,278,157
Canadian Natural Resources Ltd. (a)	264,682	14,897,801
Cenovus Energy, Inc. (a)	331,224	5,631,997
Franco-Nevada Corp.	156,836	22,378,391
Imperial Oil Ltd. (a)	42,283	2,165,835
Ivanhoe Mines Ltd. Class A (a)(b)	467,954	4,279,043
Nutrien Ltd. (a)	378,607	22,377,369
Pan American Silver Corp.	298,000	4,346,420
Suncor Energy, Inc. (a)	316,176	9,285,169
Teck Resources Ltd. Class B (a)	368,896	15,539,213
Tourmaline Oil Corp. (a)	76,969	3,630,761
West Fraser Timber Co. Ltd. (a)	45,292	3,895,471
		158,174,453
UNITED STATES — 66.1%
Archer-Daniels-Midland Co.	410,978	31,053,498
CF Industries Holdings, Inc.	148,795	10,329,349
Chevron Corp.	348,924	54,903,191
ConocoPhillips	234,496	24,296,131
Corteva, Inc.	536,348	30,732,740
Coterra Energy, Inc.	182,866	4,626,510
Devon Energy Corp.	154,877	7,486,754
Diamondback Energy, Inc.	43,757	5,747,919
EOG Resources, Inc.	141,214	16,160,530
EQT Corp.	87,325	3,591,677
Exxon Mobil Corp.	520,205	55,791,986
Freeport-McMoRan, Inc.	1,159,358	46,374,320
Hess Corp.	66,714	9,069,768
Marathon Oil Corp.	149,084	3,431,914
Security Description	Shares	Value
Mosaic Co.	253,442	$8,870,470
Newmont Corp.	642,848	27,423,896
Occidental Petroleum Corp.	173,501	10,201,859
Pioneer Natural Resources Co.	56,437	11,692,618
		361,785,130
ZAMBIA — 2.0%
First Quantum Minerals Ltd. (a)	458,628	10,862,197
TOTAL COMMON STOCKS (Cost $573,424,383)		546,833,929

SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c)(d)	1,926,031	1,926,416
State Street Navigator Securities Lending Portfolio II (e)(f)	28,870,926	28,870,926
TOTAL SHORT-TERM INVESTMENTS (Cost $30,797,342)		30,797,342
TOTAL INVESTMENTS — 105.5% (Cost $604,221,725)		577,631,271
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.5)%		(29,955,151)
NET ASSETS — 100.0%		$547,676,120
(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$546,833,929	$—	$—	$546,833,929
Short-Term Investments	30,797,342	—	—	30,797,342
TOTAL INVESTMENTS	$577,631,271	$—	$—	$577,631,271
See accompanying notes to Schedule of Investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Industry Breakdown as of June 30, 2023

% of Net Assets
Oil, Gas & Consumable Fuels	45.3%
Metals & Mining	35.0
Chemicals	13.2
Food Products	5.7
Paper & Forest Products	0.7
Short-Term Investments	5.6
Liabilities in Excess of Other Assets	(5.5)
TOTAL	100.0%
The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	909,485	$909,667	$32,021,107	$31,002,837	$(1,434)	$(87)	1,926,031	$1,926,416	$36,667
State Street Navigator Securities Lending Portfolio II	24,265,645	24,265,645	319,915,415	315,310,134	—	—	28,870,926	28,870,926	129,105
Total		$25,175,312	$351,936,522	$346,312,971	$(1,434)	$(87)		$30,797,342	$165,772
See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 5.0%
AngloGold Ashanti Ltd.	34,770	$732,128
ANZ Group Holdings Ltd.	216,500	3,416,925
Aristocrat Leisure Ltd.	23,572	606,602
BHP Group Ltd.	334,165	10,007,438
Brambles Ltd.	170,546	1,635,880
Cochlear Ltd.	662	100,942
Coles Group Ltd.	88,497	1,085,086
Commonwealth Bank of Australia	118,985	7,941,621
Endeavour Group Ltd. (a)	111,350	467,698
Flutter Entertainment PLC (b)	8,765	1,761,912
Fortescue Metals Group Ltd. (a)	120,444	1,778,249
Glencore PLC	700,294	3,957,469
Goodman Group REIT	78,637	1,050,558
Insurance Australia Group Ltd.	259,530	984,710
Lendlease Corp. Ltd. Stapled Security (a)	90,437	466,545
Macquarie Group Ltd.	31,275	3,697,729
Medibank Pvt Ltd.	202,603	474,717
Mineral Resources Ltd.	6,903	328,220
National Australia Bank Ltd.	202,330	3,551,537
Newcrest Mining Ltd.	55,494	975,944
Northern Star Resources Ltd.	53,156	427,430
Origin Energy Ltd.	209,627	1,173,516
Pilbara Minerals Ltd. (a)	132,527	431,379
QBE Insurance Group Ltd.	82,927	864,990
Rio Tinto Ltd.	27,016	2,062,493
Rio Tinto PLC	73,939	4,686,490
Santos Ltd.	170,489	853,415
Scentre Group REIT	198,819	350,711
Sonic Healthcare Ltd.	61,987	1,467,677
South32 Ltd. (c)	152,328	385,388
South32 Ltd. (c)	272,367	681,692
Suncorp Group Ltd.	171,349	1,538,649
Telstra Group Ltd.	300,603	860,414
Transurban Group Stapled Security	197,407	1,872,507
Vicinity Ltd. REIT	435,599	534,970
Wesfarmers Ltd.	88,497	2,906,522
Westpac Banking Corp.	253,442	3,600,136
WiseTech Global Ltd.	5,959	316,575
Woodside Energy Group Ltd.	137,998	3,163,602
Woolworths Group Ltd.	111,350	2,944,793
		76,145,259
AUSTRIA — 0.1%
Erste Group Bank AG	32,921	1,152,571
OMV AG	16,407	695,238
Verbund AG	703	56,334
		1,904,143
BELGIUM — 0.5%
Ageas SA	21,507	870,754
Security Description	Shares	Value
Anheuser-Busch InBev SA	50,112	$2,833,661
KBC Group NV	21,659	1,510,428
Solvay SA	10,301	1,149,688
UCB SA	14,167	1,255,044
Umicore SA	4,114	114,857
		7,734,432
BRAZIL — 1.7%
Ambev SA ADR	439,902	1,398,888
B3 SA - Brasil Bolsa Balcao	472,440	1,430,835
Banco Bradesco SA ADR (a)	515,556	1,783,824
Banco do Brasil SA	65,265	668,344
BB Seguridade Participacoes SA	56,678	361,522
CCR SA	34,725	101,137
Centrais Eletricas Brasileiras SA	80,170	660,605
Cia Energetica de Minas Gerais ADR	267,589	703,759
Cia Siderurgica Nacional SA ADR	135,901	351,983
Cosan SA	178,314	660,176
Energisa SA	21,242	221,051
Equatorial Energia SA (c)	70,682	471,067
Equatorial Energia SA (b)(c)	989	6,556
Gerdau SA ADR	106,782	557,402
Hapvida Participacoes e Investimentos SA (b)(d)	294,040	266,977
Itau Unibanco Holding SA Preference Shares ADR	419,013	2,472,177
Klabin SA	14,751	66,569
Localiza Rent a Car SA	45,004	639,049
Lojas Renner SA	141,550	586,857
Magazine Luiza SA (b)	352,412	246,192
Natura & Co. Holding SA (b)	90,042	312,459
Petroleo Brasileiro SA Preference Shares ADR	260,851	3,226,727
PRIO SA (b)	36,225	278,446
Raia Drogasil SA	163,789	1,005,007
Rumo SA	88,393	406,784
Suzano SA	45,003	412,527
TOTVS SA	17,880	111,120
Vale SA	10,013	133,299
Vale SA ADR	222,388	2,984,447
Vibra Energia SA	34,260	128,191
WEG SA	94,602	740,304
Wheaton Precious Metals Corp.	31,294	1,354,871
Yara International ASA	19,134	676,880
		25,426,032
CANADA — 7.5%
Agnico Eagle Mines Ltd.	25,998	1,299,654
Algonquin Power & Utilities Corp. (a)	5,872	48,591
Alimentation Couche-Tard, Inc.	44,485	2,283,670
Bank of Montreal (a)	57,093	5,161,992

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Bank of Nova Scotia	83,010	$4,157,871
Barrick Gold Corp.	124,674	2,111,426
Brookfield Asset Management Ltd. Class A (a)	24,179	790,100
Brookfield Corp. (a)	96,730	3,260,274
CAE, Inc. (a)(b)	37,014	829,371
Cameco Corp. (a)	36,863	1,155,825
Canadian Apartment Properties REIT	2,487	95,590
Canadian Imperial Bank of Commerce	66,572	2,845,503
Canadian National Railway Co.	51,681	6,265,381
Canadian Natural Resources Ltd.	88,546	4,983,870
Canadian Pacific Kansas City Ltd. (a)	58,520	4,732,016
Canadian Tire Corp. Ltd. Class A (a)	10,148	1,389,009
Cenovus Energy, Inc.	82,993	1,411,179
CGI, Inc. (b)	11,510	1,215,150
Constellation Software, Inc.	1,329	2,756,687
Dollarama, Inc.	18,001	1,220,517
Enbridge, Inc.	100,915	3,755,190
Fairfax Financial Holdings Ltd.	1,203	902,116
FirstService Corp. (a)	1,744	268,892
Franco-Nevada Corp.	12,792	1,825,247
George Weston Ltd.	4,996	591,327
GFL Environmental, Inc. (a)	3,172	123,308
Gildan Activewear, Inc. (a)	27,556	889,414
IGM Financial, Inc. (a)	18,991	578,807
Imperial Oil Ltd. (a)	34,508	1,767,582
Intact Financial Corp.	2,916	450,738
Kinross Gold Corp.	112,801	538,751
Loblaw Cos. Ltd.	25,471	2,334,497
Magna International, Inc.	16,179	914,436
Manulife Financial Corp. (a)	131,091	2,480,649
National Bank of Canada (a)	40,089	2,990,202
Nutrien Ltd. (a)	38,019	2,247,093
Nuvei Corp. (a)(b)(d)	7,750	229,118
Onex Corp. (a)	6,540	361,634
Open Text Corp. (a)	18,991	790,783
Pan American Silver Corp. (a)	12,780	186,400
Parkland Corp.	1,695	42,271
Pembina Pipeline Corp.	8,135	256,053
RB Global, Inc.	4,724	283,815
Restaurant Brands International, Inc. (a)	16,177	1,255,651
Rogers Communications, Inc. Class B	44,422	2,028,994
Royal Bank of Canada	104,875	10,027,421
Shopify, Inc. Class A (b)	74,124	4,796,143
Sun Life Financial, Inc.	52,895	2,760,573
Suncor Energy, Inc. (a)	111,646	3,278,718
TC Energy Corp.	59,204	2,395,452
Security Description	Shares	Value
Teck Resources Ltd. Class B	38,433	$1,618,935
TELUS Corp.	74,280	1,447,148
Thomson Reuters Corp. (a)	25,710	3,475,149
Toronto-Dominion Bank	137,334	8,521,817
		114,428,000
CHILE — 0.1%
Banco Santander Chile	3,196,461	151,186
Cia Sud Americana de Vapores SA	521,495	35,399
Enel Americas SA (b)	1,329,941	177,386
Enel Chile SA ADR	261,004	869,143
Sociedad Quimica y Minera de Chile SA ADR	12,898	936,653
		2,169,767
CHINA — 8.2%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	23,100	110,756
3SBio, Inc. (d)	218,000	218,929
AAC Technologies Holdings, Inc. (a)	75,000	176,480
AECC Aero-Engine Control Co. Ltd. Class A	43,600	146,236
AECC Aviation Power Co. Ltd. Class A	28,100	163,236
Agricultural Bank of China Ltd. Class H	2,034,000	799,418
Air China Ltd. Class A (b)	31,800	36,019
Air China Ltd. Class H (a)(b)	216,000	153,801
Airtac International Group	17,789	585,456
Alibaba Group Holding Ltd. (b)	875,900	9,075,757
Alibaba Group Holding Ltd. ADR (a)(b)	6,292	524,438
Alibaba Health Information Technology Ltd. (b)	304,000	182,712
Aluminum Corp. of China Ltd. Class A	141,100	106,483
Anhui Conch Cement Co. Ltd. Class H	33,500	88,916
Anhui Gujing Distillery Co. Ltd. Class B (b)	12,900	222,227
Anhui Honglu Steel Construction Group Co. Ltd. Class A	18,120	71,760
Anjoy Foods Group Co. Ltd. Class A	11,000	221,972
ANTA Sports Products Ltd.	62,600	639,452
Asymchem Laboratories Tianjin Co. Ltd. Class A	11,620	188,257
Autohome, Inc. ADR	5,700	166,212
AviChina Industry & Technology Co. Ltd. Class H	548,000	265,728
AVICOPTER PLC Class A	18,800	102,905
Baidu, Inc. Class A (b)	152,264	2,580,285

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Bank of Chengdu Co. Ltd. Class A (b)	69,800	$117,152
Bank of China Ltd. Class H	5,576,436	2,234,389
Bank of Communications Co. Ltd. Class H	1,104,710	731,624
Bank of Ningbo Co. Ltd. Class A	14,100	49,036
BeiGene Ltd. (b)	42,071	576,580
Beijing Enterprises Water Group Ltd.	332,000	78,800
Bilibili, Inc. Class Z (b)	11,842	176,347
BOC Hong Kong Holdings Ltd.	165,500	505,797
BTG Hotels Group Co. Ltd. Class A (b)	16,300	42,460
BYD Co. Ltd. Class A	12,100	429,574
BYD Co. Ltd. Class H	49,000	1,563,178
BYD Electronic International Co. Ltd.	42,000	127,019
Canmax Technologies Co. Ltd. Class A	4,680	23,031
CGN Power Co. Ltd. Class H (d)	656,400	158,308
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	2,400	44,966
Chengxin Lithium Group Co. Ltd. Class A	6,200	27,161
China Baoan Group Co. Ltd. Class A	35,800	59,398
China CITIC Bank Corp. Ltd. Class H	531,000	249,353
China Conch Venture Holdings Ltd.	42,500	55,317
China Construction Bank Corp. Class A	69,500	59,805
China Construction Bank Corp. Class H (b)	4,970,720	3,215,878
China Eastern Airlines Corp. Ltd. Class A (b)	303,400	198,519
China Everbright Bank Co. Ltd. Class H	36,000	10,336
China Everbright Environment Group Ltd.	149,628	58,999
China Evergrande Group (a)(b)(e)	365,000	7,685
China Feihe Ltd. (d)	136,000	75,666
China Galaxy Securities Co. Ltd. Class H	189,500	101,078
China Gas Holdings Ltd.	120,800	138,271
China Greatwall Technology Group Co. Ltd. Class A	71,600	136,118
China Hongqiao Group Ltd.	6,500	5,275
China Jinmao Holdings Group Ltd.	275,048	40,363
China Life Insurance Co. Ltd. Class H	559,000	931,595
China Literature Ltd. (b)(d)	40,600	170,708
Security Description	Shares	Value
China Longyuan Power Group Corp. Ltd. Class H	175,000	$180,212
China Medical System Holdings Ltd.	34,000	55,361
China Meidong Auto Holdings Ltd. (a)	72,000	83,148
China Mengniu Dairy Co. Ltd. (b)	359,000	1,351,415
China Merchants Bank Co. Ltd. Class H	407,014	1,848,978
China Merchants Port Holdings Co. Ltd.	405,796	572,711
China Minsheng Banking Corp. Ltd. Class H (a)	336,200	124,414
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	19,700	64,937
China Oilfield Services Ltd. Class H	298,000	307,636
China Overseas Land & Investment Ltd.	314,000	684,368
China Overseas Property Holdings Ltd.	195,000	196,329
China Pacific Insurance Group Co. Ltd. Class H	185,200	478,562
China Petroleum & Chemical Corp. Class H	2,253,800	1,320,080
China Power International Development Ltd. (a)	250,000	91,877
China Railway Group Ltd. Class H	206,000	135,903
China Rare Earth Resources & Technology Co. Ltd. Class A	13,400	54,523
China Resources Beer Holdings Co. Ltd.	189,670	1,248,880
China Resources Gas Group Ltd.	34,700	118,669
China Resources Land Ltd.	164,000	694,791
China Resources Mixc Lifestyle Services Ltd. (d)	39,400	195,577
China Resources Power Holdings Co. Ltd.	140,000	316,209
China Ruyi Holdings Ltd. (a)(b)	372,000	87,344
China Shenhua Energy Co. Ltd. Class H	251,500	768,627
China Southern Airlines Co. Ltd. Class A (b)	192,100	159,230
China Southern Airlines Co. Ltd. Class H (a)(b)	220,000	124,084
China Taiping Insurance Holdings Co. Ltd.	134,400	139,603
China Tourism Group Duty Free Corp. Ltd. Class A	9,300	141,300
China Traditional Chinese Medicine Holdings Co. Ltd.	330,000	153,702
China Vanke Co. Ltd. Class H	75,400	101,218

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
China Yangtze Power Co. Ltd. Class A	132,600	$402,094
Chinasoft International Ltd. (b)	182,000	114,496
Chongqing Brewery Co. Ltd. Class A	23,255	294,603
Chongqing Changan Automobile Co. Ltd. Class A (b)	26,100	46,389
Chongqing Zhifei Biological Products Co. Ltd. Class A	16,950	102,984
CITIC Ltd.	386,000	460,544
CITIC Securities Co. Ltd. Class H	108,225	196,105
Contemporary Amperex Technology Co. Ltd. Class A	16,920	532,128
COSCO SHIPPING Holdings Co. Ltd. Class A	99,520	128,593
COSCO SHIPPING Holdings Co. Ltd. Class H	109,149	98,332
COSCO SHIPPING Ports Ltd. (a)	507,685	301,893
Country Garden Holdings Co. Ltd. (a)(b)	719,248	145,931
Country Garden Services Holdings Co. Ltd.	144,000	185,958
CSPC Pharmaceutical Group Ltd.	642,800	558,593
Daan Gene Co. Ltd. Class A	38,620	52,928
Daqo New Energy Corp. ADR (b)	4,348	172,616
DaShenLin Pharmaceutical Group Co. Ltd. Class A	42,033	161,839
Dongyue Group Ltd.	104,000	77,768
East Buy Holding Ltd. (a)(b)(d)	24,500	79,722
Ecovacs Robotics Co. Ltd. Class A	7,000	74,832
ENN Energy Holdings Ltd.	43,600	543,011
ESR Group Ltd. (d)	107,400	184,194
Eve Energy Co. Ltd. Class A	12,100	100,628
FAW Jiefang Group Co. Ltd. Class A (b)	52,000	59,829
Flat Glass Group Co. Ltd. Class H (a)	31,000	105,818
Foshan Haitian Flavouring & Food Co. Ltd. Class A	14,568	93,819
Fosun International Ltd.	72,500	49,773
Fuyao Glass Industry Group Co. Ltd. Class A	5,500	27,104
Ganfeng Lithium Group Co. Ltd. Class A	9,940	83,293
Ganfeng Lithium Group Co. Ltd. Class H (b)(d)	17,080	111,373
G-bits Network Technology Xiamen Co. Ltd. Class A	4,700	317,289
Security Description	Shares	Value
GCL Technology Holdings Ltd. (a)	1,052,000	$242,978
GDS Holdings Ltd. Class A (b)	60,148	82,125
Geely Automobile Holdings Ltd.	488,000	595,319
Genscript Biotech Corp. (a)(b)	152,000	341,373
GF Securities Co. Ltd. Class H (b)	134,800	186,119
Ginlong Technologies Co. Ltd. Class A (b)	2,400	34,343
GoerTek, Inc. Class A	93,200	227,401
Great Wall Motor Co. Ltd. Class H (a)	242,500	277,573
Guangdong Kinlong Hardware Products Co. Ltd. Class A	4,000	35,580
Guangzhou Automobile Group Co. Ltd. Class A	68,900	98,688
Guangzhou Automobile Group Co. Ltd. Class H	179,600	107,028
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	29,300	304,084
Guangzhou Tinci Materials Technology Co. Ltd. Class A	15,500	87,761
H World Group Ltd. ADR (b)	12,291	476,645
Haidilao International Holding Ltd. (a)(d)	129,000	283,792
Haier Smart Home Co. Ltd. Class H	173,200	544,800
Haitong Securities Co. Ltd. Class H	150,400	92,122
Hangzhou First Applied Material Co. Ltd. Class A	12,152	62,123
Hangzhou Robam Appliances Co. Ltd. Class A	16,000	55,622
Hangzhou Silan Microelectronics Co. Ltd. Class A	14,300	59,501
Hangzhou Tigermed Consulting Co. Ltd. Class A (b)	17,000	150,819
Hengan International Group Co. Ltd.	64,000	269,505
Hoshine Silicon Industry Co. Ltd. Class A	3,800	36,575
Hoyuan Green Energy Co. Ltd. Class A (b)	4,760	48,779
Hua Hong Semiconductor Ltd. (a)(b)(d)	28,000	91,468
Huadian Power International Corp. Ltd. Class A	275,100	252,986
Hualan Biological Engineering, Inc. Class A	57,520	177,190
Huaneng Power International, Inc. Class H (b)	874,000	546,487

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Huatai Securities Co. Ltd. Class H (d)	144,400	$178,367
Huaxi Securities Co. Ltd. Class A	14,400	16,449
Hubei Feilihua Quartz Glass Co. Ltd. Class A	7,300	49,370
Humanwell Healthcare Group Co. Ltd. Class A	1,800	6,666
Hygeia Healthcare Holdings Co. Ltd. Class C (a)(d)	35,000	189,368
Iflytek Co. Ltd. Class A (b)	10,000	93,418
Industrial & Commercial Bank of China Ltd. Class H	4,608,045	2,457,906
Ingenic Semiconductor Co. Ltd. Class A	5,900	71,621
Innovent Biologics, Inc. (b)(d)	99,000	373,938
iQIYI, Inc. ADR (b)	40,756	217,637
JA Solar Technology Co. Ltd. Class A	19,852	113,794
Jafron Biomedical Co. Ltd. Class A	27,380	87,242
Jason Furniture Hangzhou Co. Ltd. Class A (b)	11,100	58,210
JD Health International, Inc. (a)(b)(d)	65,350	412,367
JD.com, Inc. Class A	131,152	2,215,824
Jiangsu Eastern Shenghong Co. Ltd. Class A	18,000	29,246
Jiangsu Expressway Co. Ltd. Class H	14,000	12,899
Jiangsu Hengli Hydraulic Co. Ltd. Class A	5,400	47,751
Jiangsu King's Luck Brewery JSC Ltd. Class A	22,400	162,578
JiuGui Liquor Co. Ltd. Class A	2,900	35,937
Jiumaojiu International Holdings Ltd. (a)(d)	113,000	185,147
Joinn Laboratories China Co. Ltd. Class A	9,800	55,097
Jointown Pharmaceutical Group Co. Ltd. Class A	194,445	277,443
JOYY, Inc. ADR	4,922	151,155
Juneyao Airlines Co. Ltd. Class A (b)	47,800	101,385
Kanzhun Ltd. ADR (b)	12,209	183,746
KE Holdings, Inc. ADR (b)	41,772	620,314
Kingdee International Software Group Co. Ltd. (b)	211,000	282,173
Kingsoft Corp. Ltd.	121,000	476,335
Kuaishou Technology (b)(d)	110,000	751,665
Kuang-Chi Technologies Co. Ltd. Class A	103,300	216,688
Kweichow Moutai Co. Ltd. Class A	5,245	1,219,181
Lenovo Group Ltd.	424,000	442,039
Security Description	Shares	Value
Lens Technology Co. Ltd. Class A	12,600	$20,368
Li Auto, Inc. Class A (b)	71,420	1,234,899
Li Ning Co. Ltd.	137,000	736,869
Lingyi iTech Guangdong Co. Class A (b)	99,100	94,131
Longfor Group Holdings Ltd. (d)	99,000	240,533
LONGi Green Energy Technology Co. Ltd. Class A	24,792	97,705
Luxshare Precision Industry Co. Ltd. Class A	57,118	254,781
Luzhou Laojiao Co. Ltd. Class A	6,200	178,608
Mango Excellent Media Co. Ltd. Class A	39,300	184,810
Maxscend Microelectronics Co. Ltd. Class A	5,440	72,259
Meituan Class B (b)(d)	311,500	4,861,349
Microport Scientific Corp. (b)	81,141	146,614
Muyuan Foods Co. Ltd. Class A (b)	28,762	166,646
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	60,407	112,099
NAURA Technology Group Co. Ltd. Class A	11,700	510,874
NetEase, Inc.	122,775	2,390,765
New China Life Insurance Co. Ltd. Class H	72,800	191,833
New Hope Liuhe Co. Ltd. Class A (b)	51,400	82,525
New Oriental Education & Technology Group, Inc. (b)	115,790	454,348
NIO, Inc. ADR (b)	88,131	853,989
Nongfu Spring Co. Ltd. Class H (a)(d)	73,400	405,093
North Industries Group Red Arrow Co. Ltd. Class A	14,600	36,305
Ovctek China, Inc. Class A	50,469	209,443
PDD Holdings, Inc. ADR (b)	31,523	2,179,500
Perfect World Co. Ltd. Class A	43,350	100,646
PetroChina Co. Ltd. Class H	1,352,000	935,079
Pharmaron Beijing Co. Ltd. Class A (b)	10,200	53,672
Pharmaron Beijing Co. Ltd. Class H (b)(d)	10,650	32,888
PICC Property & Casualty Co. Ltd. Class H	617,415	686,227
Ping An Healthcare & Technology Co. Ltd. (a)(b)(d)	32,100	77,581
Ping An Insurance Group Co. of China Ltd. Class A	38,600	246,198

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Ping An Insurance Group Co. of China Ltd. Class H	361,000	$2,296,385
Prosus NV (b)	55,223	4,043,264
Qifu Technology, Inc. ADR	6,662	115,119
Raytron Technology Co. Ltd. Class A	15,181	93,488
SAIC Motor Corp. Ltd. Class A	50,500	98,365
Sangfor Technologies, Inc. Class A (b)	10,100	157,231
SF Holding Co. Ltd. Class A	6,800	42,147
SG Micro Corp. Class A	3,120	35,224
Shandong Gold Mining Co. Ltd. Class A	75,841	244,783
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	250,400	327,195
Shanghai Bairun Investment Holding Group Co. Ltd. Class A (b)	44,616	222,933
Shanghai Baosight Software Co. Ltd. Class A	67,629	472,347
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (b)	8,700	36,954
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (b)	22,000	58,673
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	6,013	41,410
Shanghai Jinjiang International Hotels Co. Ltd. Class A	17,613	102,509
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	467,589	290,840
Shanghai M&G Stationery, Inc. Class A	17,000	104,316
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	30,000	59,414
Shanghai RAAS Blood Products Co. Ltd. Class A	281,677	290,784
Shanxi Meijin Energy Co. Ltd. Class A (b)	188,600	195,475
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	14,200	361,246
Shenghe Resources Holding Co. Ltd. Class A (b)	13,400	23,706
Shengyi Technology Co. Ltd. Class A	47,000	91,741
Shennan Circuits Co. Ltd. Class A	8,680	89,929
Shenzhen Capchem Technology Co. Ltd. Class A	5,760	41,085
Shenzhen Energy Group Co. Ltd. Class A	266,740	241,631
Security Description	Shares	Value
Shenzhen Kangtai Biological Products Co. Ltd. Class A (b)	37,101	$129,487
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	4,900	201,933
Shenzhen Overseas Chinese Town Co. Ltd. Class A (b)	57,600	34,838
Shenzhen SC New Energy Technology Corp. Class A	11,500	177,603
Shenzhen Senior Technology Material Co. Ltd. Class A	11,537	27,261
Shenzhou International Group Holdings Ltd.	42,700	407,297
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	9,100	32,136
Sichuan Chuantou Energy Co. Ltd. Class A	160,970	333,012
Silergy Corp.	22,000	271,958
Sinopharm Group Co. Ltd. Class H	60,000	187,581
Skshu Paint Co. Ltd. Class A (b)	9,240	83,092
Smoore International Holdings Ltd. (a)(d)	120,000	121,890
Songcheng Performance Development Co. Ltd. Class A	29,900	50,965
StarPower Semiconductor Ltd. Class A	1,400	41,414
Sungrow Power Supply Co. Ltd. Class A	7,000	112,224
Sunny Optical Technology Group Co. Ltd.	51,800	516,572
TAL Education Group ADR (b)	39,503	235,438
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	15,500	70,737
Tencent Holdings Ltd.	387,600	16,401,011
Tencent Music Entertainment Group ADR (b)	52,493	387,398
Thunder Software Technology Co. Ltd. Class A	7,100	94,035
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	10,800	44,849
Tianqi Lithium Corp. Class A	4,200	40,362
Tingyi Cayman Islands Holding Corp.	302,000	469,382
Tongcheng Travel Holdings Ltd. (b)	121,600	254,167
Tongwei Co. Ltd. Class A	15,700	74,046
Topchoice Medical Corp. Class A (b)	4,600	61,247
TravelSky Technology Ltd. Class H	56,000	95,041

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Trina Solar Co. Ltd. Class A	6,445	$37,750
Trip.com Group Ltd. (b)	33,475	1,164,444
Tsingtao Brewery Co. Ltd. Class H	60,000	545,134
Vipshop Holdings Ltd. ADR (b)	40,438	667,227
Walvax Biotechnology Co. Ltd. Class A	61,398	223,233
Want Want China Holdings Ltd.	151,000	100,197
Weibo Corp. ADR	6,429	84,284
Weichai Power Co. Ltd. Class A	82,600	141,474
Wens Foodstuffs Group Co. Ltd. Class A	17,280	43,587
Will Semiconductor Co. Ltd. Shanghai Class A	8,100	109,161
Wuhan Guide Infrared Co. Ltd. Class A	159,749	170,623
Wuliangye Yibin Co. Ltd. Class A	17,000	382,236
WuXi AppTec Co. Ltd. Class A	24,402	209,008
WuXi AppTec Co. Ltd. Class H (a)(d)	6,300	50,245
Wuxi Biologics Cayman, Inc. (b)(d)	222,000	1,063,739
Xiaomi Corp. Class B (b)(d)	841,600	1,151,259
Xinyi Solar Holdings Ltd.	286,961	331,393
XPeng, Inc. ADR (b)	6,956	93,350
XPeng, Inc. Class A (a)(b)	45,712	291,657
Yadea Group Holdings Ltd. (d)	92,000	209,203
Yankuang Energy Group Co. Ltd. Class H (a)	200,000	572,953
Yealink Network Technology Corp. Ltd. Class A	29,890	144,092
Yifeng Pharmacy Chain Co. Ltd. Class A	21,030	106,960
Yihai International Holding Ltd. (b)	56,000	119,909
Yonyou Network Technology Co. Ltd. Class A	19,630	55,316
Youngor Group Co. Ltd. Class A	127,160	110,296
Yum China Holdings, Inc.	25,151	1,421,032
Yunda Holding Co. Ltd. Class A	11,570	15,204
Yunnan Energy New Material Co. Ltd. Class A (b)	3,400	45,031
Zai Lab Ltd. ADR (a)(b)	7,033	195,025
Zhejiang Huayou Cobalt Co. Ltd. Class A	6,240	39,380
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	8,100	78,942
Security Description	Shares	Value
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (b)	14,200	$65,644
ZhongAn Online P&C Insurance Co. Ltd. Class H (b)(d)	30,700	83,443
Zhongsheng Group Holdings Ltd.	24,500	93,634
Zhuzhou CRRC Times Electric Co. Ltd. Class H	73,800	274,987
Zijin Mining Group Co. Ltd. Class H	854,000	1,253,222
ZTE Corp. Class H (a)	64,200	257,239
ZTO Express Cayman, Inc. ADR	22,974	576,188
		126,014,638
COLOMBIA — 0.0% (f)
Bancolombia SA ADR	25,591	682,768
DENMARK — 2.0%
AP Moller - Maersk AS Class B	665	1,166,821
Chr Hansen Holding AS	2,009	139,411
Coloplast AS Class B	4,564	570,563
Danske Bank AS (b)	60,258	1,465,648
DSV AS	19,602	4,115,792
Genmab AS (b)	5,137	1,941,942
Novo Nordisk AS Class B	109,233	17,596,102
Novozymes AS Class B	13,974	650,906
Orsted AS (d)	7,450	703,863
Pandora AS	8,437	753,104
Vestas Wind Systems AS (b)	79,219	2,106,285
		31,210,437
EGYPT — 0.0% (f)
Commercial International Bank Egypt SAE	351,519	580,177
FINLAND — 0.7%
Elisa Oyj	10,129	540,823
Fortum Oyj	12,944	173,205
Kone Oyj Class B	30,009	1,565,946
Neste Oyj	27,134	1,043,809
Nokia Oyj (c)	201,513	843,238
Nokia Oyj (c)	106,771	445,214
Nordea Bank Abp (c)	208,462	2,263,857
Nordea Bank Abp (c)	3,207	34,869
Sampo Oyj Class A	31,700	1,422,123
Stora Enso Oyj Class R	66,838	774,778
UPM-Kymmene Oyj	57,911	1,722,944
Wartsila OYJ Abp	31,529	354,817
		11,185,623
FRANCE — 7.1%
Accor SA	23,873	886,066
Adevinta ASA (b)	13,617	89,479
Air Liquide SA	41,985	7,521,288
Airbus SE	38,459	5,553,664

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Alstom SA (a)	26,870	$800,891
AXA SA	122,586	3,614,361
BioMerieux	654	68,583
BNP Paribas SA	72,088	4,539,564
Bouygues SA	21,330	715,817
Capgemini SE	14,961	2,832,762
Carrefour SA	59,083	1,118,696
Cie de Saint-Gobain	34,383	2,090,536
Cie Generale des Etablissements Michelin SCA	46,449	1,371,289
Credit Agricole SA	60,936	722,784
Danone SA	47,629	2,917,217
Dassault Systemes SE	43,609	1,932,833
Edenred	12,061	807,146
Engie SA	89,276	1,483,209
EssilorLuxottica SA	20,985	3,951,615
Hermes International	1,188	2,579,256
Kering SA	5,894	3,251,188
Klepierre SA REIT	10,065	249,487
La Francaise des Jeux SAEM (d)	357	14,037
Legrand SA	19,104	1,892,496
L'Oreal SA	17,347	8,083,116
LVMH Moet Hennessy Louis Vuitton SE	18,824	17,723,423
Orange SA	145,470	1,698,491
Pernod Ricard SA	17,623	3,891,484
Publicis Groupe SA	26,350	2,112,968
Renault SA	6,574	276,705
Safran SA	21,596	3,380,096
Sartorius Stedim Biotech	981	244,771
Societe Generale SA	37,821	982,053
Sodexo SA	12,045	1,325,280
Teleperformance	1,449	242,583
TotalEnergies SE	164,009	9,402,975
Unibail-Rodamco-Westfield CDI (b)	48,464	124,201
Unibail-Rodamco-Westfield REIT (a)(b)	6,321	332,053
Valeo SA	16,319	349,493
Veolia Environnement SA	48,598	1,534,942
Vinci SA	38,772	4,499,902
Vivendi SE	89,192	817,975
Worldline SA (b)(d)	8,910	325,647
		108,352,422
GERMANY — 5.4%
adidas AG	12,676	2,458,612
Allianz SE	28,043	6,522,837
BASF SE	64,361	3,122,589
Bayer AG	67,348	3,723,064
Bayerische Motoren Werke AG	24,582	3,017,671
Commerzbank AG	51,285	567,912
Continental AG	6,665	502,462
Covestro AG (b)(d)	11,884	616,896
Security Description	Shares	Value
Daimler Truck Holding AG	29,160	$1,049,848
Deutsche Bank AG	126,084	1,323,030
Deutsche Boerse AG	15,003	2,767,876
Deutsche Lufthansa AG (b)	52,146	533,583
Deutsche Post AG	86,342	4,213,528
Deutsche Telekom AG	239,320	5,215,698
E.ON SE	164,433	2,095,351
Fresenius Medical Care AG & Co. KGaA	19,289	921,109
Fresenius SE & Co. KGaA	29,445	814,999
HelloFresh SE (b)	10,698	263,776
Henkel AG & Co. KGaA Preference Shares	7,281	581,946
Infineon Technologies AG	55,560	2,290,375
Mercedes-Benz Group AG	54,830	4,406,906
Merck KGaA	11,143	1,842,396
MTU Aero Engines AG	1,368	354,317
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,507	4,688,470
Porsche Automobil Holding SE Preference Shares (b)	10,533	633,871
Puma SE	5,818	349,871
Rheinmetall AG	1,923	526,177
RWE AG	42,427	1,845,497
SAP SE	73,362	10,015,951
Sartorius AG Preference Shares	1,768	611,651
Scout24 SE (d)	1,575	99,800
Siemens AG	53,659	8,929,995
Siemens Energy AG (b)	29,511	520,940
Siemens Healthineers AG (d)	18,654	1,055,430
Symrise AG	8,864	928,574
Volkswagen AG	4,234	706,290
Volkswagen AG Preference Shares	9,462	1,269,115
Vonovia SE	36,593	714,422
Zalando SE (b)(d)	8,413	241,947
		82,344,782
GREECE — 0.1%
Hellenic Telecommunications Organization SA	2,734	46,860
JUMBO SA	29,575	813,111
OPAP SA	54,235	945,543
		1,805,514
HONG KONG — 1.6%
AIA Group Ltd.	786,400	7,937,657
China Common Rich Renewable Energy Investments Ltd. (a)(b)(e)	448,000	—
China Huishan Dairy Holdings Co. Ltd. (b)(e)	1,418,000	—
CK Asset Holdings Ltd.	105,832	586,110
CLP Holdings Ltd.	94,000	730,495
Futu Holdings Ltd. ADR (a)(b)	3,656	145,289
Hang Lung Properties Ltd.	337,000	520,340

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Hang Seng Bank Ltd.	53,600	$762,627
Henderson Land Development Co. Ltd.	223,317	663,972
Hong Kong & China Gas Co. Ltd.	731,057	631,557
Hong Kong Exchanges & Clearing Ltd.	86,340	3,252,376
Jardine Matheson Holdings Ltd.	5,000	253,250
Link REIT	316,082	1,754,532
New World Development Co. Ltd.	151,601	372,976
Prudential PLC	136,287	1,920,682
Sino Biopharmaceutical Ltd.	1,285,500	559,370
Sun Hung Kai Properties Ltd.	110,685	1,394,050
Swire Pacific Ltd. Class A	75,006	574,753
Techtronic Industries Co. Ltd.	113,500	1,233,255
Vinda International Holdings Ltd.	39,000	97,045
WH Group Ltd. (d)	255,205	135,148
Wharf Real Estate Investment Co. Ltd.	58,000	289,756
		23,815,240
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	80,427	702,908
OTP Bank Nyrt	23,629	838,343
		1,541,251
INDIA — 4.0%
ACC Ltd. (b)	14,298	316,108
Adani Enterprises Ltd.	17,987	523,596
Adani Green Energy Ltd. (b)	31,972	368,646
Adani Ports & Special Economic Zone Ltd.	53,461	481,751
Adani Power Ltd. (b)	51,891	158,039
Ambuja Cements Ltd. (b)	137,833	715,575
Apollo Hospitals Enterprise Ltd.	7,104	441,483
Asian Paints Ltd.	19,228	788,011
Aurobindo Pharma Ltd.	30,957	274,471
Avenue Supermarts Ltd. (b)(d)	7,268	344,564
Axis Bank Ltd.	151,773	1,826,854
Bajaj Auto Ltd.	6,302	360,403
Bajaj Finance Ltd.	12,213	1,066,021
Bajaj Finserv Ltd.	31,365	584,202
Balkrishna Industries Ltd.	4,981	143,924
Bandhan Bank Ltd. (b)(d)	88,066	259,841
Bharat Electronics Ltd.	390,538	598,640
Bharat Forge Ltd.	11,574	118,059
Bharat Petroleum Corp. Ltd.	80,663	358,595
Bharti Airtel Ltd.	150,428	1,611,344
Cholamandalam Investment & Finance Co. Ltd.	51,898	722,455
Cipla Ltd.	19,573	242,157
Dabur India Ltd.	65,085	454,561
Security Description	Shares	Value
Divi's Laboratories Ltd.	8,394	$366,676
DLF Ltd.	79,407	474,828
Dr Reddy's Laboratories Ltd. ADR	18,970	1,197,197
Eicher Motors Ltd.	10,577	461,585
Godrej Consumer Products Ltd. (b)	42,140	555,283
HCL Technologies Ltd.	86,317	1,249,939
HDFC Life Insurance Co. Ltd. (d)	64,698	513,570
Hero MotoCorp Ltd.	11,035	391,448
Hindalco Industries Ltd.	118,642	608,784
Hindustan Petroleum Corp. Ltd.	68,719	229,395
Hindustan Unilever Ltd.	75,762	2,473,321
Housing Development Finance Corp. Ltd.	102,220	3,516,247
ICICI Bank Ltd. ADR	156,641	3,615,274
ICICI Lombard General Insurance Co. Ltd. (d)	23,017	377,214
Indian Oil Corp. Ltd.	211,418	235,292
Indraprastha Gas Ltd.	23,699	136,743
Info Edge India Ltd.	8,768	479,211
Infosys Ltd. ADR (a)	260,066	4,179,261
InterGlobe Aviation Ltd. (b)(d)	9,209	294,883
ITC Ltd.	201,692	1,110,291
JSW Steel Ltd.	58,161	556,397
Jubilant Foodworks Ltd.	58,617	358,156
Kotak Mahindra Bank Ltd.	33,673	757,944
Larsen & Toubro Ltd.	27,182	820,252
LTIMindtree Ltd. (d)	10,037	635,869
Lupin Ltd.	24,584	270,529
Mahindra & Mahindra Ltd. GDR (c)	52,193	923,816
Marico Ltd.	102,548	663,705
Maruti Suzuki India Ltd.	7,435	887,188
Muthoot Finance Ltd.	16,530	249,785
Nestle India Ltd.	4,467	1,246,630
Petronet LNG Ltd.	159,026	431,700
PI Industries Ltd.	6,518	311,593
Power Grid Corp. of India Ltd.	157,081	488,555
Reliance Industries Ltd. GDR (d)	107,231	6,680,491
Samvardhana Motherson International Ltd.	107,403	112,200
SBI Life Insurance Co. Ltd. (d)	36,839	586,873
Shree Cement Ltd.	2,160	628,926
Shriram Finance Ltd.	32,772	693,181
State Bank of India	118,796	829,539
Sun Pharmaceutical Industries Ltd.	60,262	772,482
Tata Consultancy Services Ltd.	54,948	2,211,852
Tata Consumer Products Ltd.	36,173	379,605
Tata Power Co. Ltd.	79,079	213,853

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Tata Steel Ltd.	420,845	$574,559
Tech Mahindra Ltd.	44,264	610,169
Titan Co. Ltd.	8,314	308,865
Torrent Pharmaceuticals Ltd.	2,314	53,733
Trent Ltd.	12,373	266,075
Tube Investments of India Ltd.	5,418	209,683
UltraTech Cement Ltd.	7,210	729,009
United Spirits Ltd. (b)	55,565	617,854
UPL Ltd.	46,151	386,794
Vedanta Ltd.	45,794	155,156
Wipro Ltd.	91,713	435,053
Yes Bank Ltd. (b)	1,028,201	203,669
Zomato Ltd. (b)	232,142	212,373
		61,699,855
INDONESIA — 0.6%
Adaro Energy Indonesia Tbk PT	1,262,600	187,801
Astra International Tbk PT	1,939,800	876,581
Bank Central Asia Tbk PT	3,325,400	2,029,509
Bank Mandiri Persero Tbk PT	3,160,600	1,096,223
Bank Rakyat Indonesia Persero Tbk PT	5,776,176	2,090,095
Barito Pacific Tbk PT	538,047	26,736
Charoen Pokphand Indonesia Tbk PT (b)	1,193,000	419,748
Indah Kiat Pulp & Paper Tbk PT	154,800	87,764
Merdeka Copper Gold Tbk PT (b)	484,753	98,939
Telkom Indonesia Persero Tbk PT	4,812,700	1,284,029
United Tractors Tbk PT	213,000	330,670
		8,528,095
IRELAND — 0.4%
Bank of Ireland Group PLC	37,354	356,101
CRH PLC	61,882	3,409,421
Kerry Group PLC Class A	16,705	1,628,965
Kingspan Group PLC	3,041	202,050
Smurfit Kappa Group PLC	17,406	579,763
		6,176,300
ISRAEL — 0.4%
Bank Hapoalim BM	192,376	1,574,902
Bank Leumi Le-Israel BM	208,293	1,548,607
Check Point Software Technologies Ltd. (b)	6,091	765,151
Nice Ltd. (b)	7,057	1,439,564
Teva Pharmaceutical Industries Ltd. ADR (b)	72,384	545,052
Wix.com Ltd. (b)	3,819	298,799
		6,172,075
ITALY — 1.3%
Assicurazioni Generali SpA	89,814	1,824,520
Coca-Cola HBC AG (b)	13,025	388,317
Security Description	Shares	Value
DiaSorin SpA	618	$64,322
Enel SpA	512,738	3,450,363
Eni SpA	176,687	2,541,036
Ferrari NV	11,866	3,877,270
FinecoBank Banca Fineco SpA	1,348	18,111
Intesa Sanpaolo SpA	924,999	2,422,018
Mediobanca Banca di Credito Finanziario SpA	61,452	734,804
Snam SpA	174,157	909,555
Telecom Italia SpA (a)(b)	618,107	173,849
UniCredit SpA	118,587	2,751,233
		19,155,398
JAPAN — 14.5%
Advantest Corp.	6,900	914,208
Aeon Co. Ltd.	57,200	1,164,302
AGC, Inc. (a)	22,800	814,449
Aisin Corp.	14,200	434,935
Ajinomoto Co., Inc.	22,000	871,263
Asahi Group Holdings Ltd.	44,000	1,696,862
Asahi Intecc Co. Ltd.	4,200	81,684
Asahi Kasei Corp.	134,300	903,169
Astellas Pharma, Inc.	160,500	2,386,374
Bandai Namco Holdings, Inc.	12,900	296,405
Bridgestone Corp. (a)	46,700	1,903,735
Canon, Inc. (a)	74,500	1,953,541
Capcom Co. Ltd.	6,800	267,935
Central Japan Railway Co.	9,200	1,149,562
Chiba Bank Ltd.	126,800	766,669
Chubu Electric Power Co., Inc.	74,700	908,070
Chugai Pharmaceutical Co. Ltd. (a)	31,500	890,504
Concordia Financial Group Ltd.	174,500	679,238
CyberAgent, Inc.	11,800	85,560
Dai-ichi Life Holdings, Inc.	54,800	1,038,104
Daiichi Sankyo Co. Ltd.	120,600	3,796,520
Daikin Industries Ltd.	16,200	3,280,126
Daiwa House REIT Investment Corp.	64	122,301
Daiwa Securities Group, Inc.	185,900	952,169
Denso Corp.	38,300	2,555,807
Dentsu Group, Inc. (a)	2,200	71,738
East Japan Railway Co.	23,000	1,270,979
Eisai Co. Ltd.	17,200	1,157,179
ENEOS Holdings, Inc.	282,108	964,986
FANUC Corp.	74,000	2,576,317
Fast Retailing Co. Ltd.	12,300	3,124,890
FUJIFILM Holdings Corp.	34,400	2,032,798
Fujitsu Ltd.	16,100	2,071,329
GLP J-Reit	226	222,193
GMO Payment Gateway, Inc.	2,300	178,227
Hitachi Ltd.	70,500	4,339,212
Honda Motor Co. Ltd.	103,000	3,093,528
Hoya Corp.	27,700	3,272,408

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Idemitsu Kosan Co. Ltd.	12,500	$249,594
Inpex Corp.	74,100	819,260
ITOCHU Corp.	91,900	3,615,977
Japan Exchange Group, Inc.	32,900	570,887
Japan Metropolitan Fund Invest REIT	1,168	778,209
Japan Real Estate Investment Corp. REIT	211	800,000
Japan Tobacco, Inc. (a)	74,800	1,631,746
JFE Holdings, Inc.	32,400	459,543
JSR Corp.	36,000	1,023,697
Kajima Corp.	78,000	1,171,066
Kansai Electric Power Co., Inc.	80,600	1,006,838
Kao Corp. (a)	38,400	1,385,253
KDDI Corp.	115,400	3,552,980
Keyence Corp.	10,900	5,116,858
Kintetsu Group Holdings Co. Ltd.	29,600	1,020,697
Kirin Holdings Co. Ltd. (a)	12,700	184,655
Komatsu Ltd.	75,600	2,029,983
Kose Corp.	2,200	209,901
Kubota Corp. (a)	103,000	1,495,811
Kyocera Corp.	39,500	2,129,204
Lasertec Corp.	4,100	612,014
Lixil Corp.	39,800	502,267
M3, Inc.	27,100	582,931
Makita Corp.	29,600	826,551
Marubeni Corp.	162,900	2,750,033
Mazda Motor Corp.	16,200	156,188
McDonald's Holdings Co. Japan Ltd. (a)	2,400	93,154
MEIJI Holdings Co. Ltd.	6,400	142,493
Mitsubishi Chemical Group Corp.	151,400	904,200
Mitsubishi Corp.	95,000	4,554,952
Mitsubishi Electric Corp.	174,900	2,452,847
Mitsubishi Estate Co. Ltd.	125,718	1,487,375
Mitsubishi Heavy Industries Ltd.	30,800	1,430,095
Mitsubishi UFJ Financial Group, Inc.	742,900	5,474,027
Mitsui & Co. Ltd.	108,200	4,050,716
Mitsui Chemicals, Inc.	31,700	927,521
Mitsui Fudosan Co. Ltd.	23,100	457,173
Mizuho Financial Group, Inc.	79,780	1,213,798
MonotaRO Co. Ltd.	12,300	155,138
MS&AD Insurance Group Holdings, Inc.	51,000	1,798,153
Murata Manufacturing Co. Ltd.	51,100	2,911,818
NEC Corp.	19,100	920,410
Nexon Co. Ltd.	24,300	461,840
Nidec Corp.	34,100	1,850,863
Nintendo Co. Ltd.	73,900	3,344,891
Nippon Building Fund, Inc. REIT (a)	38	148,808
Security Description	Shares	Value
Nippon Paint Holdings Co. Ltd.	33,600	$275,012
Nippon Prologis REIT, Inc.	168	336,267
Nippon Steel Corp.	53,800	1,118,173
Nippon Telegraph & Telephone Corp.	2,315,000	2,730,878
Nippon Yusen KK	43,800	966,700
Nissan Motor Co. Ltd.	183,000	744,737
Nitori Holdings Co. Ltd.	4,100	456,848
Nitto Denko Corp.	17,100	1,257,640
Nomura Holdings, Inc.	213,500	808,297
Nomura Real Estate Master Fund, Inc. REIT	79	90,787
Nomura Research Institute Ltd.	11,400	312,418
NTT Data Corp.	85,900	1,192,800
Obayashi Corp.	137,000	1,179,147
Obic Co. Ltd.	2,200	350,697
Olympus Corp.	53,100	832,495
Ono Pharmaceutical Co. Ltd.	22,200	400,271
Oriental Land Co. Ltd.	47,000	1,821,337
ORIX Corp.	117,000	2,114,799
Osaka Gas Co. Ltd.	63,300	966,788
Otsuka Holdings Co. Ltd.	16,200	590,793
Panasonic Holdings Corp.	191,500	2,323,280
Rakuten Group, Inc. (a)	52,200	180,218
Recruit Holdings Co. Ltd.	74,900	2,364,609
Renesas Electronics Corp. (b)	37,700	704,650
Resona Holdings, Inc.	57,600	275,098
Rohm Co. Ltd.	15,500	1,449,891
SBI Holdings, Inc.	17,400	333,289
Secom Co. Ltd.	17,200	1,158,964
Seven & i Holdings Co. Ltd.	58,400	2,507,157
SG Holdings Co. Ltd.	11,800	167,160
Sharp Corp. (a)(b)	37,100	206,349
Shimano, Inc.	2,900	480,742
Shin-Etsu Chemical Co. Ltd.	136,700	4,509,535
Shionogi & Co. Ltd.	16,200	680,347
Shiseido Co. Ltd.	20,300	911,945
Shizuoka Financial Group, Inc.	117,000	841,063
SMC Corp.	4,200	2,309,586
SoftBank Corp.	8,500	90,566
SoftBank Group Corp.	74,100	3,472,372
Sompo Holdings, Inc.	34,500	1,541,741
Sony Group Corp.	85,600	7,678,445
Subaru Corp.	20,900	390,858
Sumitomo Chemical Co. Ltd.	188,800	570,182
Sumitomo Corp.	67,000	1,409,672
Sumitomo Electric Industries Ltd.	74,800	909,286
Sumitomo Mitsui Financial Group, Inc.	59,000	2,514,138
Sumitomo Mitsui Trust Holdings, Inc.	17,100	604,921
Suzuki Motor Corp.	16,300	586,545

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Sysmex Corp.	11,600	$786,683
T&D Holdings, Inc.	40,200	585,610
Takeda Pharmaceutical Co. Ltd.	109,199	3,420,236
TDK Corp.	43,900	1,690,880
Terumo Corp.	65,700	2,073,708
Tokio Marine Holdings, Inc.	140,900	3,231,629
Tokyo Electric Power Co. Holdings, Inc. (b)	132,300	482,481
Tokyo Electron Ltd.	31,200	4,438,178
Tokyo Gas Co. Ltd.	40,500	880,697
Tokyu Corp.	91,800	1,101,651
TOPPAN, Inc.	57,600	1,235,410
Toray Industries, Inc.	191,300	1,059,373
Toshiba Corp.	31,000	968,810
Toyota Motor Corp.	675,900	10,795,414
Toyota Tsusho Corp.	31,300	1,545,997
Unicharm Corp.	16,200	598,638
Welcia Holdings Co. Ltd.	1,400	29,015
West Japan Railway Co.	16,900	700,391
Yakult Honsha Co. Ltd.	3,400	214,183
Yamaha Corp.	24,600	937,127
Yamaha Motor Co. Ltd. (a)	37,400	1,066,612
Z Holdings Corp.	251,300	602,278
ZOZO, Inc.	10,800	222,000
		222,138,185
KUWAIT — 0.2%
Agility Public Warehousing Co. KSC (b)	28,361	57,488
Boubyan Bank KSCP	456,834	951,273
Kuwait Finance House KSCP	167,257	405,422
Mabanee Co. KPSC	200,682	549,125
Mobile Telecommunications Co. KSCP	170,714	287,717
		2,251,025
LUXEMBOURG — 0.1%
ArcelorMittal SA	30,948	841,744
Eurofins Scientific SE (a)	3,812	241,881
		1,083,625
MACAU — 0.1%
Galaxy Entertainment Group Ltd. (b)	149,000	944,963
Sands China Ltd. (b)	210,800	718,215
		1,663,178
MALAYSIA — 0.3%
AMMB Holdings Bhd	226,300	175,513
CIMB Group Holdings Bhd	540,299	585,734
Dialog Group Bhd	950,000	419,282
Genting Bhd	203,800	177,274
Genting Malaysia Bhd	596,200	314,227
Hong Leong Financial Group Bhd	41,439	156,789
Malaysia Airports Holdings Bhd	204,813	301,899
Security Description	Shares	Value
Nestle Malaysia Bhd	12,300	$345,217
Petronas Chemicals Group Bhd	17,900	23,010
Petronas Dagangan Bhd	73,500	349,588
PPB Group Bhd	147,940	498,891
Press Metal Aluminium Holdings Bhd	238,300	239,959
Public Bank Bhd	560,600	462,413
QL Resources Bhd	36,900	42,375
RHB Bank Bhd	136,012	158,231
Tenaga Nasional Bhd	173,100	335,630
Top Glove Corp. Bhd (b)	459,800	79,794
		4,665,826
MEXICO — 0.8%
America Movil SAB de CV	2,767,796	3,001,720
Cemex SAB de CV Series CPO (b)	1,616,225	1,140,277
Fomento Economico Mexicano SAB de CV	201,874	2,230,908
Grupo Financiero Banorte SAB de CV Class O	236,163	1,944,467
Grupo Mexico SAB de CV	225,945	1,085,690
Grupo Televisa SAB Series CPO	284,272	291,888
Industrias Penoles SAB de CV (b)	16,240	227,666
Kimberly-Clark de Mexico SAB de CV Class A	317,139	703,973
Wal-Mart de Mexico SAB de CV	300,787	1,187,679
		11,814,268
NETHERLANDS — 3.7%
Adyen NV (b)(d)	1,350	2,335,646
Akzo Nobel NV	19,417	1,582,865
Argenx SE (b)	2,857	1,107,777
ASM International NV	1,662	704,173
ASML Holding NV	26,499	19,167,607
Ferrovial SE	48,958	1,547,380
Heineken NV	24,498	2,517,180
ING Groep NV	237,198	3,192,866
Koninklijke Ahold Delhaize NV	83,302	2,840,987
Koninklijke KPN NV	437,385	1,559,925
Koninklijke Philips NV (b)	80,095	1,730,896
Shell PLC	451,442	13,444,571
Universal Music Group NV	75,300	1,671,800
Wolters Kluwer NV	24,769	3,142,773
		56,546,446
NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare Corp. Ltd. Class C	27,117	407,024
Meridian Energy Ltd.	227,160	779,350
Spark New Zealand Ltd.	174,856	545,269
Xero Ltd. (b)	6,144	486,394
		2,218,037

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
NORWAY — 0.4%
DNB Bank ASA	101,177	$1,895,378
Equinor ASA	79,840	2,325,846
Norsk Hydro ASA	146,611	873,079
Telenor ASA	74,874	760,373
		5,854,676
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	18,821	138,334
Credicorp Ltd.	7,259	1,071,719
		1,210,053
PHILIPPINES — 0.1%
Ayala Corp.	7,840	88,769
Ayala Land, Inc.	483,500	212,847
BDO Unibank, Inc.	95,314	237,769
International Container Terminal Services, Inc.	26,680	98,504
JG Summit Holdings, Inc.	251,851	202,806
Jollibee Foods Corp.	86,470	374,707
PLDT, Inc. ADR (a)	15,832	369,994
SM Investments Corp.	2,870	48,094
SM Prime Holdings, Inc.	535,700	318,802
Universal Robina Corp.	81,860	203,910
		2,156,202
POLAND — 0.1%
Allegro.eu SA (b)(d)	14,828	116,786
CD Projekt SA	6,681	254,631
LPP SA (b)	48	165,515
mBank SA (b)	1,451	145,031
Polski Koncern Naftowy ORLEN SA	17,844	282,881
Powszechna Kasa Oszczednosci Bank Polski SA	48,281	429,579
Santander Bank Polska SA (b)	3,648	349,271
		1,743,694
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	177,011	864,401
Jeronimo Martins SGPS SA	20,696	569,903
		1,434,304
QATAR — 0.2%
Commercial Bank PSQC	296,541	472,429
Qatar Electricity & Water Co. QSC	185,701	887,692
Qatar Islamic Bank SAQ	121,113	589,261
Qatar National Bank QPSC	276,441	1,171,077
		3,120,459
ROMANIA — 0.0% (f)
NEPI Rockcastle NV	30,844	180,366
RUSSIA — 0.0%
Gazprom PJSC ADR (b)(e)	471,490	—
Security Description	Shares	Value
LUKOIL PJSC (b)(e)	44,561	$—
Magnit PJSC (b)(e)	3,247	—
Magnit PJSC GDR (b)(e)	4	—
MMC Norilsk Nickel PJSC ADR (b)(e)	45,503	—
Mobile TeleSystems PJSC ADR (b)(e)	100,152	—
Novatek PJSC GDR (b)(e)	6,921	—
Sberbank of Russia PJSC (b)(e)	544,444	—
Surgutneftegas PJSC Preference Shares ADR (b)(e)	139,649	—
Tatneft PJSC ADR (b)(e)	38,413	—
TCS Group Holding PLC GDR (b)(e)	7,745	—
Yandex NV Class A (b)(e)	23,001	—
		—
SAUDI ARABIA — 1.1%
Advanced Petrochemical Co.	25,551	300,424
Al Rajhi Bank	110,745	2,155,434
Alinma Bank	49,256	439,938
Arab National Bank	30,950	217,435
Bank AlBilad	88,302	911,106
Bank Al-Jazira	16,067	78,307
Banque Saudi Fransi	31,864	354,261
Bupa Arabia for Cooperative Insurance Co.	20,153	997,253
Dar Al Arkan Real Estate Development Co. (b)	75,806	310,039
Dr Sulaiman Al Habib Medical Services Group Co.	8,657	660,579
Emaar Economic City (b)	470,465	1,174,061
Etihad Etisalat Co.	57,620	735,862
Jarir Marketing Co.	253,020	1,115,779
Mobile Telecommunications Co. Saudi Arabia (b)	149,497	564,395
Rabigh Refining & Petrochemical Co. (b)	179,890	551,560
Riyad Bank	76,318	684,699
SABIC Agri-Nutrients Co.	11,547	398,990
Sahara International Petrochemical Co.	16,842	165,470
Saudi Arabian Mining Co. (b)	83,913	944,125
Saudi Awwal Bank	47,246	480,560
Saudi Electricity Co.	80,918	486,280
Saudi Industrial Investment Group	29,181	206,174
Saudi Kayan Petrochemical Co. (b)	32,404	119,397
Saudi National Bank	161,300	1,582,595
Saudi Research & Media Group (b)	3,149	158,512
Saudi Telecom Co.	83,362	966,819
Savola Group	32,785	364,064
		17,124,118

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
SINGAPORE — 1.1%
CapitaLand Ascendas REIT	81,700	$164,203
CapitaLand Integrated Commercial Trust REIT	140,640	198,487
Capitaland Investment Ltd.	403,056	985,787
DBS Group Holdings Ltd.	186,968	4,353,169
Grab Holdings Ltd. Class A (a)(b)	89,280	306,230
Mapletree Logistics Trust REIT	168,882	202,157
Sea Ltd. ADR (b)	22,037	1,279,028
Singapore Exchange Ltd.	226,400	1,607,643
Singapore Telecommunications Ltd.	820,300	1,515,314
STMicroelectronics NV (a)	41,847	2,080,274
United Overseas Bank Ltd.	187,529	3,879,863
Venture Corp. Ltd.	5,700	61,955
		16,634,110
SOUTH AFRICA — 1.0%
Absa Group Ltd.	28,926	257,101
Anglo American Platinum Ltd. (a)	5,707	257,161
Anglo American PLC	89,886	2,551,797
Aspen Pharmacare Holdings Ltd.	33,453	325,158
Bid Corp. Ltd.	22,424	490,577
Bidvest Group Ltd.	27,285	377,877
Capitec Bank Holdings Ltd.	7,189	596,632
Discovery Ltd. (b)	77,362	597,274
Exxaro Resources Ltd.	20,196	175,616
FirstRand Ltd.	346,235	1,255,454
Gold Fields Ltd.	73,761	1,021,575
Harmony Gold Mining Co. Ltd.	23,852	100,061
Impala Platinum Holdings Ltd.	42,055	278,983
Mr Price Group Ltd. (a)	30,217	230,651
MTN Group Ltd.	121,329	887,268
MultiChoice Group	31,902	161,256
Naspers Ltd. Class N	12,698	2,284,682
Nedbank Group Ltd.	18,012	217,941
Old Mutual Ltd.	221,111	142,804
Remgro Ltd.	37,403	291,146
Sanlam Ltd.	219,546	678,119
Sasol Ltd.	33,025	407,777
Sibanye Stillwater Ltd.	146,630	225,092
Standard Bank Group Ltd.	107,561	1,010,915
Woolworths Holdings Ltd.	59,958	226,454
		15,049,371
SOUTH KOREA — 3.5%
Amorepacific Corp.	1,592	117,921
BGF retail Co. Ltd.	861	114,286
Celltrion Healthcare Co. Ltd.	4,985	247,803
Celltrion Pharm, Inc. (b)	1,547	89,581
Celltrion, Inc.	8,391	973,691
Security Description	Shares	Value
CJ CheilJedang Corp.	2,218	$453,649
CJ Corp.	822	42,608
Coway Co. Ltd.	3,458	115,341
Delivery Hero SE (b)(d)	8,799	387,876
Doosan Enerbility Co. Ltd. (b)	19,674	270,403
Ecopro BM Co. Ltd.	2,712	512,494
E-MART, Inc.	3,031	176,894
Hana Financial Group, Inc.	26,311	782,750
Hanmi Pharm Co. Ltd.	511	119,640
Hanwha Solutions Corp. (b)	3,940	126,484
HD Hyundai Co. Ltd.	10,072	457,870
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	5,125	453,127
HLB, Inc. (b)	8,444	208,272
HMM Co. Ltd.	16,740	239,479
Hotel Shilla Co. Ltd.	3,734	208,003
HYBE Co. Ltd. (b)	1,000	213,638
Hyundai Engineering & Construction Co. Ltd.	3,136	90,678
Hyundai Mobis Co. Ltd.	4,242	748,503
Hyundai Motor Co.	11,676	1,829,844
Hyundai Steel Co.	7,237	185,367
Kakao Corp.	19,487	726,150
KakaoBank Corp.	6,763	121,900
KB Financial Group, Inc.	33,234	1,204,359
Kia Corp.	21,802	1,464,332
Korea Aerospace Industries Ltd.	8,490	343,427
Korea Electric Power Corp. ADR (a)(b)	46,527	360,584
Korea Zinc Co. Ltd.	1,270	469,871
Korean Air Lines Co. Ltd.	7,763	143,459
Krafton, Inc. (b)	1,134	167,649
KT&G Corp.	12,665	795,858
L&F Co. Ltd.	1,362	251,179
LG Chem Ltd.	2,777	1,405,729
LG Chem Ltd. Preference Shares	639	170,704
LG Electronics, Inc.	11,454	1,101,371
LG Energy Solution Ltd. (b)	1,789	750,819
LG H&H Co. Ltd.	1,131	393,981
LG Innotek Co. Ltd.	203	47,682
Lotte Chemical Corp.	2,452	287,693
NAVER Corp.	11,613	1,611,093
NCSoft Corp.	1,891	423,364
Pearl Abyss Corp. (b)	4,245	169,459
POSCO Future M Co. Ltd.	1,249	334,609
POSCO Holdings, Inc. ADR (a)	23,052	1,704,695
Samsung Biologics Co. Ltd. (b)(d)	742	418,964
Samsung C&T Corp.	4,921	394,756
Samsung Electro-Mechanics Co. Ltd.	3,050	334,478
Samsung Electronics Co. Ltd. GDR	13,005	18,024,930

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Samsung Electronics Co. Ltd. Preference Shares	29,616	$1,337,345
Samsung Fire & Marine Insurance Co. Ltd.	4,691	818,829
Samsung Heavy Industries Co. Ltd. (b)	47,267	239,268
Samsung SDI Co. Ltd.	3,036	1,541,444
Samsung SDS Co. Ltd.	1,928	179,829
Samsung Securities Co. Ltd.	25,563	698,416
Shinhan Financial Group Co. Ltd.	37,226	960,562
SK Bioscience Co. Ltd. (b)	1,342	80,969
SK Hynix, Inc.	38,525	3,368,178
SK Innovation Co. Ltd. (b)	4,482	539,139
SK Square Co. Ltd. (b)	4,109	137,991
SK, Inc.	3,459	390,357
		53,081,624
SPAIN — 1.6%
ACS Actividades de Construccion y Servicios SA (a)	24,840	871,821
Aena SME SA (d)	983	158,723
Amadeus IT Group SA (b)	23,615	1,795,749
Banco Bilbao Vizcaya Argentaria SA	409,175	3,139,156
Banco Santander SA	1,041,115	3,844,875
CaixaBank SA	102,886	425,086
Cellnex Telecom SA (b)(d)	24,251	978,676
Iberdrola SA	473,448	6,172,556
Industria de Diseno Textil SA	89,198	3,450,792
Naturgy Energy Group SA (a)	28,823	857,215
Repsol SA (a)	120,517	1,752,683
Telefonica SA	407,577	1,652,381
		25,099,713
SWEDEN — 1.9%
Assa Abloy AB Class B	100,866	2,418,625
Atlas Copco AB Class B	334,468	4,157,123
Embracer Group AB (a)(b)	22,993	57,390
Epiroc AB Class B	83,610	1,349,210
EQT AB	15,031	288,616
Essity AB Class B	10,690	284,142
Evolution AB (d)	10,906	1,379,039
H & M Hennes & Mauritz AB Class B	71,205	1,220,755
Hexagon AB Class B	59,491	731,156
Husqvarna AB Class B (a)	118,132	1,067,872
Industrivarden AB Class A	2,123	58,729
Investor AB Class B	91,387	1,824,559
Kinnevik AB Class B (b)	34,744	480,567
Lifco AB Class B	6,498	140,954
Nibe Industrier AB Class B	78,328	742,576
Sandvik AB	94,467	1,838,386
Securitas AB Class B	99,369	813,808
Skandinaviska Enskilda Banken AB Class A	112,334	1,239,165
Skanska AB Class B	62,595	875,935
Security Description	Shares	Value
SKF AB Class B	41,170	$715,052
Svenska Handelsbanken AB Class A	137,961	1,153,879
Swedbank AB Class A	68,428	1,152,049
Tele2 AB Class B	69,190	570,877
Telefonaktiebolaget LM Ericsson Class B	263,209	1,423,351
Telia Co. AB	151,857	332,499
Volvo AB Class B	108,014	2,230,021
Volvo Car AB Class B (b)	34,510	136,809
		28,683,144
SWITZERLAND — 3.9%
ABB Ltd.	158,568	6,235,312
Adecco Group AG	15,562	508,442
Alcon, Inc.	33,509	2,775,406
Cie Financiere Richemont SA Class A	38,197	6,474,683
DSM-Firmenich AG (b)	17,001	1,829,213
Geberit AG	4,228	2,212,180
Givaudan SA	844	2,797,139
Julius Baer Group Ltd.	13,963	879,311
Kuehne & Nagel International AG	6,110	1,807,765
Logitech International SA	5,966	355,032
Lonza Group AG	4,996	2,978,669
Novartis AG	137,882	13,870,653
SGS SA	18,700	1,767,476
Sika AG	8,983	2,567,432
Sonova Holding AG	2,293	610,510
Swatch Group AG Bearer Shares	4,416	1,288,792
Temenos AG	4,393	349,319
UBS Group AG	222,066	4,491,459
Zurich Insurance Group AG	12,197	5,792,774
		59,591,567
TAIWAN — 4.1%
Accton Technology Corp.	58,000	649,938
Acer, Inc.	424,000	426,798
Advantech Co. Ltd.	36,954	485,886
ASE Technology Holding Co. Ltd.	209,000	741,527
Asustek Computer, Inc.	36,000	363,531
AUO Corp. ADR	117,531	701,660
Catcher Technology Co. Ltd.	43,000	242,306
Cathay Financial Holding Co. Ltd.	265,109	367,303
Chailease Holding Co. Ltd. (b)	93,082	609,698
China Airlines Ltd.	201,000	169,089
China Development Financial Holding Corp. (b)	758,742	302,089
China Steel Corp.	683,000	644,743
Chunghwa Telecom Co. Ltd. ADR (a)	48,534	1,809,833
Compal Electronics, Inc.	242,000	227,279

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
CTBC Financial Holding Co. Ltd.	633,558	$505,512
Delta Electronics, Inc.	169,785	1,878,050
E Ink Holdings, Inc.	42,000	303,424
E.Sun Financial Holding Co. Ltd.	1,311,137	1,096,666
Eclat Textile Co. Ltd.	18,650	299,111
eMemory Technology, Inc.	7,000	496,717
Eva Airways Corp.	196,000	250,471
Evergreen Marine Corp. Taiwan Ltd.	68,400	205,346
Far EasTone Telecommunications Co. Ltd.	87,000	219,564
Feng TAY Enterprise Co. Ltd.	54,166	341,750
First Financial Holding Co. Ltd.	145,000	128,731
Formosa Plastics Corp.	391,000	1,075,911
Fubon Financial Holding Co. Ltd.	497,436	971,090
Giant Manufacturing Co. Ltd.	91,190	673,432
Globalwafers Co. Ltd.	28,000	446,820
Hon Hai Precision Industry Co. Ltd. GDR	584,149	4,200,031
Hotai Motor Co. Ltd.	14,000	365,907
Innolux Corp.	510,285	249,863
Largan Precision Co. Ltd.	7,000	478,736
MediaTek, Inc.	112,000	2,474,145
Mega Financial Holding Co. Ltd.	279,121	342,353
Micro-Star International Co. Ltd.	79,000	447,703
momo.com, Inc.	6,000	132,543
Nan Ya Printed Circuit Board Corp.	21,000	178,009
Novatek Microelectronics Corp.	45,000	616,240
Pegatron Corp.	48,000	115,282
PharmaEssentia Corp. (b)	14,000	152,611
Pou Chen Corp.	127,000	128,450
President Chain Store Corp.	35,000	317,472
Quanta Computer, Inc.	46,000	224,502
Realtek Semiconductor Corp.	42,000	522,564
Ruentex Development Co. Ltd.	203,374	234,754
Taishin Financial Holding Co. Ltd.	1,031,182	625,771
Taiwan Cooperative Financial Holding Co. Ltd.	86,000	77,455
Taiwan High Speed Rail Corp.	374,000	386,075
Taiwan Mobile Co. Ltd.	69,000	211,800
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	276,861	27,940,812
Unimicron Technology Corp.	86,000	485,993
Uni-President Enterprises Corp.	420,000	1,028,946
Security Description	Shares	Value
United Microelectronics Corp. ADR (a)	256,926	$2,027,146
Vanguard International Semiconductor Corp.	97,000	274,077
Voltronic Power Technology Corp.	4,000	252,372
Walsin Lihwa Corp.	122,000	160,606
Wan Hai Lines Ltd.	51,635	97,817
Win Semiconductors Corp.	54,000	284,352
Winbond Electronics Corp. (b)	340,000	299,668
Wiwynn Corp.	8,000	364,751
Yageo Corp.	29,583	466,858
Yang Ming Marine Transport Corp. (b)	125,000	252,854
Zhen Ding Technology Holding Ltd.	127,000	428,166
		63,480,959
THAILAND — 0.5%
Advanced Info Service PCL	50,300	303,602
Airports of Thailand PCL (b)	197,900	401,884
Asset World Corp. PCL	2,482,700	345,918
B Grimm Power PCL	282,900	277,275
Bangkok Dusit Medical Services PCL Class F	456,100	356,981
Bangkok Expressway & Metro PCL	769,800	185,638
Bumrungrad Hospital PCL	74,100	472,334
Central Pattana PCL	231,900	428,415
CP ALL PCL NVDR	346,600	610,986
Delta Electronics Thailand PCL	281,000	729,150
Electricity Generating PCL	65,700	241,823
Energy Absolute PCL	121,700	195,654
Global Power Synergy PCL Class F	102,000	156,071
Gulf Energy Development PCL	207,320	273,366
Home Product Center PCL	227,700	89,911
Indorama Ventures PCL	139,200	134,469
Land & Houses PCL	94,200	22,451
Minor International PCL	440,209	425,248
Muangthai Capital PCL	198,000	219,193
Osotspa PCL	125,500	105,306
PTT Global Chemical PCL	113,400	119,141
PTT Oil & Retail Business PCL	45,300	27,087
PTT PCL	1,103,720	1,042,860
Ratch Group PCL	326,300	329,015
SCB X PCL NVDR	113,600	341,233
Siam Cement PCL	28,500	258,835
Srisawad Corp. PCL	196,877	262,373
		8,356,219
TURKEY — 0.1%
Akbank TAS	536,715	415,867

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Aselsan Elektronik Sanayi Ve Ticaret AS	212,784	$444,422
BIM Birlesik Magazalar AS	21,841	142,842
Ford Otomotiv Sanayi AS	3,509	102,430
Hektas Ticaret TAS (b)	65,127	75,594
Sasa Polyester Sanayi AS (b)	46,522	101,627
Turk Hava Yollari AO (b)	6,502	48,310
Turkiye Is Bankasi AS Class C	720,659	388,664
		1,719,756
UNITED ARAB EMIRATES — 0.4%
Abu Dhabi Commercial Bank PJSC	239,219	528,189
Abu Dhabi Islamic Bank PJSC	243,232	704,589
Aldar Properties PJSC	489,564	678,423
Dubai Islamic Bank PJSC	278,096	414,148
Emaar Properties PJSC	322,577	562,943
Emirates NBD Bank PJSC	88,193	356,561
Emirates Telecommunications Group Co. PJSC	213,861	1,304,226
First Abu Dhabi Bank PJSC	278,326	1,033,573
Multiply Group PJSC (b)	230,877	198,628
		5,781,280
UNITED KINGDOM — 7.4%
3i Group PLC	99,461	2,463,875
abrdn PLC (a)	219,908	610,044
Admiral Group PLC	503	13,314
Ashtead Group PLC	15,713	1,087,533
Associated British Foods PLC	11,593	293,449
AstraZeneca PLC	87,299	12,514,967
Auto Trader Group PLC (d)	62,856	487,783
Aviva PLC	193,492	972,177
BAE Systems PLC	240,170	2,830,505
Barclays PLC	1,105,178	2,155,095
Barratt Developments PLC	43,226	227,241
Berkeley Group Holdings PLC	3,528	175,959
BP PLC	1,222,791	7,125,492
British American Tobacco PLC	140,055	4,643,779
British Land Co. PLC REIT	209,061	804,812
BT Group PLC (a)	545,440	848,431
Burberry Group PLC	42,071	1,133,924
CK Hutchison Holdings Ltd.	131,032	800,077
CNH Industrial NV	65,100	937,873
Compass Group PLC	146,300	4,095,689
Diageo PLC	155,082	6,662,159
Entain PLC	30,095	486,684
Hargreaves Lansdown PLC	4,865	50,446
HSBC Holdings PLC	1,271,272	10,048,118
Imperial Brands PLC	72,702	1,606,891
InterContinental Hotels Group PLC	12,361	853,962
J Sainsbury PLC	193,302	661,080
Security Description	Shares	Value
Just Eat Takeaway.com NV (a)(b)(d)	11,567	$177,129
Kingfisher PLC	60,052	176,896
Land Securities Group PLC REIT	97,391	710,964
Legal & General Group PLC	87,674	253,359
Lloyds Banking Group PLC	3,913,171	2,168,608
London Stock Exchange Group PLC	20,699	2,201,570
M&G PLC	132,776	323,092
National Grid PLC	271,659	3,593,615
NatWest Group PLC	197,882	605,798
Next PLC	14,445	1,267,162
Ocado Group PLC (b)	29,889	215,837
Pearson PLC	79,883	834,817
Persimmon PLC	14,159	184,601
Reckitt Benckiser Group PLC	45,218	3,398,687
RELX PLC (c)	126,858	4,227,175
RELX PLC (c)	34,190	1,139,182
Rentokil Initial PLC	55,956	437,509
Rolls-Royce Holdings PLC (b)	606,030	1,163,805
Sage Group PLC	175,167	2,059,518
Segro PLC REIT	97,212	885,897
Severn Trent PLC	36,156	1,179,512
Smith & Nephew PLC	96,728	1,559,326
Smiths Group PLC	28,938	604,833
SSE PLC	102,723	2,404,290
Standard Chartered PLC	188,439	1,636,277
Taylor Wimpey PLC	171,282	223,748
Tesco PLC	407,951	1,288,324
Unilever PLC	169,649	8,837,627
United Utilities Group PLC	84,897	1,037,892
Vodafone Group PLC	1,648,227	1,550,023
Whitbread PLC	18,677	804,006
WPP PLC	103,407	1,082,496
		112,824,934
UNITED STATES — 4.9%
CSL Ltd.	30,646	5,658,416
CyberArk Software Ltd. (b)	1,932	302,030
Experian PLC	73,525	2,821,108
GSK PLC	263,886	4,659,308
Haleon PLC	329,866	1,351,437
Holcim AG (b)	26,761	1,800,718
James Hardie Industries PLC CDI (b)	55,518	1,468,983
JBS SA	58,864	213,053
Nestle SA	182,770	21,981,839
Parade Technologies Ltd.	8,000	276,132
QIAGEN NV (b)	237	10,637
Roche Holding AG	47,825	14,620,396
Sanofi	76,145	8,157,889
Schneider Electric SE	40,596	7,372,555
Stellantis NV (c)	57,968	1,016,949
Stellantis NV (c)	76,486	1,342,650

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Swiss Re AG	25,604	$2,576,856
		75,630,956
ZAMBIA — 0.1%
First Quantum Minerals Ltd.	50,969	1,207,155
TOTAL COMMON STOCKS (Cost $1,495,235,422)		1,519,417,458

PREFERRED STOCKS — 0.0% (f)
GERMANY — 0.0% (f)
Dr. Ing. h.c. F. Porsche AG (b)(d)	2,876	356,915
TOTAL PREFERRED STOCKS (Cost $307,604)		356,915
WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
Srisawad Corp. PCL (expiring 08/29/25) (b)	900	70
TOTAL WARRANTS (Cost $0)		70
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (g)(h)	166,160	166,160
State Street Navigator Securities Lending Portfolio II (i)(j)	37,501,271	37,501,271
TOTAL SHORT-TERM INVESTMENTS (Cost $37,667,431)		37,667,431
TOTAL INVESTMENTS — 101.6% (Cost $1,533,210,457)		1,557,441,874
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(24,848,129)
NET ASSETS — 100.0%		$1,532,593,745

(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.1% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the security is $7,685, representing less than 0.05% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	49	09/15/2023	$5,227,832	$5,280,975	$53,143
S&P/TSX 60 Index (long)	3	09/14/2023	543,696	552,549	8,853
E-mini MSCI Emerging Markets (long)	43	09/15/2023	2,160,664	2,145,485	(15,179)
					$46,817
See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,494,881,655	$24,528,118	$7,685	$1,519,417,458
Preferred Stocks	356,915	—	—	356,915
Warrants	70	—	—	70
Short-Term Investments	37,667,431	—	—	37,667,431
TOTAL INVESTMENTS	$1,532,906,071	$24,528,118	$7,685	$1,557,441,874
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$61,996	$—	$—	$61,996
Futures Contracts - Unrealized Depreciation	(15,179)	—	—	(15,179)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$46,817	$—	$—	$46,817
Sector Breakdown as of June 30, 2023

% of Net Assets
Financials	20.3%
Industrials	13.1
Consumer Discretionary	12.2
Information Technology	11.7
Health Care	9.5
Consumer Staples	8.6
Materials	7.7
Communication Services	5.7
Energy	5.5
Utilities	3.1
Real Estate	1.8
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(1.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$63,965,003	$63,798,843	$—	$—	166,160	$166,160	$58,197
State Street Navigator Securities Lending Portfolio II	34,632,278	34,632,278	342,259,950	339,390,957	—	—	37,501,271	37,501,271	288,081
Total		$34,632,278	$406,224,953	$403,189,800	$—	$—		$37,667,431	$346,278
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 1.9%
Allkem Ltd. (a)	3,030	$32,311
Alpha HPA Ltd. (a)	7,557	5,785
Alumina Ltd. (b)	202,329	186,532
AMP Ltd.	53,516	40,254
AngloGold Ashanti Ltd.	4,523	95,238
ANZ Group Holdings Ltd.	14,098	222,503
Argosy Minerals Ltd. (a)(b)	20,063	5,208
Aussie Broadband Ltd. (a)(b)	7,524	14,925
Bellevue Gold Ltd. (a)(b)	51,452	43,496
BHP Group Ltd.	24,302	727,786
Blackmores Ltd.	79	4,956
Boral Ltd. (a)(b)	28,632	76,807
Boss Energy Ltd. (a)(b)	4,472	9,228
BrainChip Holdings Ltd. (a)(b)	82,919	20,146
Brambles Ltd.	39,913	382,846
Calix Ltd. (a)(b)	2,731	7,581
Capricorn Metals Ltd. (a)	2,267	6,081
Centuria Capital Group Stapled Security (b)	22,651	24,878
Chalice Mining Ltd. (a)(b)	2,302	9,592
Champion Iron Ltd. (b)	4,647	18,807
Clinuvel Pharmaceuticals Ltd. (b)	1,431	17,032
Codan Ltd. (b)	901	4,816
Coles Group Ltd.	18,225	223,462
Commonwealth Bank of Australia (b)	4,416	294,745
Core Lithium Ltd. (a)(b)	18,654	11,175
Coronado Global Resources, Inc. CDI (c)	10,184	10,406
De Grey Mining Ltd. (a)	23,583	21,114
Deterra Royalties Ltd.	6,663	20,402
Endeavour Group Ltd. (b)	6,886	28,923
Firefinch Ltd. (a)(b)(d)	22,838	912
Flutter Entertainment PLC (a)	99	19,901
Fortescue Metals Group Ltd. (b)	28,602	422,283
Glencore PLC	31,389	177,384
Gold Road Resources Ltd. (b)	5,387	5,325
Helia Group Ltd.	6,959	16,028
HMC Capital Ltd. REIT	7,870	26,508
Iluka Resources Ltd.	6,663	49,275
Imugene Ltd. (a)	26,631	1,613
Ingenia Communities Group REIT (b)	11,453	30,342
Insurance Australia Group Ltd.	89,017	337,749
ioneer Ltd. (a)(b)	30,327	6,864
Karoon Energy Ltd. (a)	5,882	7,713
Lake Resources NL (a)(b)	10,111	2,019
Lendlease Corp. Ltd. Stapled Security (b)	47,067	242,809
Leo Lithium Ltd. (a)	18,655	13,287
Liontown Resources Ltd. (a)	12,129	22,848
Lynas Rare Earths Ltd. (a)(b)	4,143	18,891
Security Description	Shares	Value
Macquarie Group Ltd.	8,418	$995,283
Megaport Ltd. (a)(b)	7,652	36,775
Mesoblast Ltd. (a)	18,442	13,933
Mincor Resources NL (a)(b)	6,411	5,974
Nanosonics Ltd. (a)(b)	12,210	38,525
National Australia Bank Ltd.	17,746	311,499
Neuren Pharmaceuticals Ltd. (a)	2,828	23,060
Newcrest Mining Ltd.	9,376	164,891
Northern Star Resources Ltd.	823	6,618
Novonix Ltd. (a)(b)	11,994	7,864
Nufarm Ltd.	1,364	4,621
Omni Bridgeway Ltd. (a)(b)	12,243	21,352
oOh!media Ltd.	4,595	3,609
Origin Energy Ltd.	29,680	166,152
Orora Ltd.	2,366	5,182
Paladin Energy Ltd. (a)(b)	12,433	6,042
Pepper Money Ltd.	17,338	16,273
Perseus Mining Ltd.	11,100	12,191
Pilbara Minerals Ltd. (b)	14,409	46,902
PolyNovo Ltd. (a)(b)	58,469	60,131
Pro Medicus Ltd. (b)	2,479	108,316
QBE Insurance Group Ltd.	13,987	145,895
Ramelius Resources Ltd. (b)	16,491	13,831
Region RE Ltd. REIT	576,321	870,836
Regis Resources Ltd. (a)(b)	3,874	4,719
Rio Tinto Ltd.	990	75,580
Rio Tinto PLC	12,652	801,924
Santos Ltd.	25,003	125,157
Sayona Mining Ltd. (a)(b)	165,774	19,311
Scentre Group REIT	41,680	73,522
Seven West Media Ltd. (a)	62,832	15,684
Silex Systems Ltd. (a)	4,431	11,621
Silver Lake Resources Ltd. (a)(b)	22,900	14,710
Sonic Healthcare Ltd.	22,119	523,715
South32 Ltd. (b)	12,220	30,916
Suncorp Group Ltd.	29,239	262,555
Syrah Resources Ltd. (a)(b)	17,337	10,444
Telix Pharmaceuticals Ltd. (a)	7,627	56,963
Temple & Webster Group Ltd. (a)(b)	1,545	6,047
Transurban Group Stapled Security	41,124	390,082
Tyro Payments Ltd. (a)(b)	26,242	19,914
Vicinity Ltd. REIT	154,839	190,162
Vulcan Energy Resources Ltd. (a)	1,542	4,301
Wesfarmers Ltd.	18,225	598,567
West African Resources Ltd. (a)	36,044	20,754
Westpac Banking Corp.	20,535	291,699
Woodside Energy Group Ltd.	14,308	328,011
Woolworths Group Ltd.	6,886	182,109
		11,113,008

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
AUSTRIA — 0.1%
DO & Co. AG (a)	2,820	$385,193
Kontron AG	1,112	21,971
OMV AG	3,744	158,650
Schoeller-Bleckmann Oilfield Equipment AG	2,565	148,596
		714,410
BAHAMAS — 0.0% (e)
OneSpaWorld Holdings Ltd. (a)	3,277	39,652
BELGIUM — 0.2%
Anheuser-Busch InBev SA	4,645	262,659
Solvay SA	2,699	301,233
UCB SA	5,281	467,840
		1,031,732
BRAZIL — 0.7%
Ambev SA ADR	60,659	192,896
Armac Locacao Logistica E Servicos SA	15,517	48,185
Azul SA Preference Shares (a)	20,561	93,172
Banco Bradesco SA ADR (b)	86,046	297,719
Banco Pan SA Preference Shares	6,100	11,570
Boa Vista Servicos SA	31,113	51,210
Cia Brasileira de Aluminio	4,746	4,959
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	1,642	16,498
Cia Energetica de Minas Gerais ADR (b)	10,348	27,215
Cia Energetica do Ceara Class A, Preference Shares	800	9,536
Cia Siderurgica Nacional SA ADR (b)	29,831	77,262
Cury Construtora e Incorporadora SA	5,800	19,297
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,838	24,361
Embraer SA (a)	9,783	37,599
Eneva SA (a)	5,498	13,984
ERO Copper Corp. (a)(b)	484	9,803
Ez Tec Empreendimentos e Participacoes SA	10,022	38,268
Gerdau SA ADR (b)	28,268	147,559
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	41,350	112,890
Hidrovias do Brasil SA (a)	18,900	12,459
Itau Unibanco Holding SA Preference Shares ADR	58,035	342,406
Locaweb Servicos de Internet SA (c)	10,262	18,252
Marfrig Global Foods SA	2,451	3,694
MercadoLibre, Inc. (a)	358	424,087
Minerva SA	12,006	26,456
Natura & Co. Holding SA ADR (a)(b)	7,886	54,965
Security Description	Shares	Value
Omega Energia SA (a)	50,342	$117,924
Oncoclinicas do Brasil Servicos Medicos SA (a)	8,114	16,988
Petroleo Brasileiro SA ADR	15,366	212,512
Petroleo Brasileiro SA Preference Shares ADR (b)	37,652	465,755
Petroreconcavo SA	7,926	31,497
PRIO SA (a)	49,562	380,962
Santos Brasil Participacoes SA	3,574	7,527
Sitios Latinoamerica SAB de CV (a)(b)	22,096	8,890
Taurus Armas SA	4,840	15,120
Vale SA ADR (b)	46,572	624,996
Via SA (a)	16,311	7,270
Wheaton Precious Metals Corp.	5,539	239,811
Yara International ASA (b)	3,403	120,384
		4,365,938
BURKINA FASO — 0.0% (e)
Endeavour Mining PLC	42	1,008
IAMGOLD Corp. (a)(b)	3,866	10,255
		11,263
CANADA — 3.0%
Advantage Energy Ltd. (a)(b)	21,887	143,074
Agnico Eagle Mines Ltd.	2,586	129,276
Alamos Gold, Inc. Class A	702	8,371
Altius Minerals Corp. (b)	5,880	97,315
Aurinia Pharmaceuticals, Inc. (a)(b)	5,532	53,550
Aya Gold & Silver, Inc. (a)	6,026	38,663
B2Gold Corp. (b)	7,670	27,359
Ballard Power Systems, Inc. (a)(b)	5,992	26,264
Bank of Montreal (b)	4,711	425,939
Bank of Nova Scotia	5,537	277,342
Barrick Gold Corp.	7,930	134,299
Birchcliff Energy Ltd.	3,037	17,994
BlackBerry Ltd. (a)(b)	4,331	24,024
Bombardier, Inc. Class B (a)(b)	1,205	59,474
Brookfield Asset Management Ltd. Class A (b)	4,806	157,046
Brookfield Corp. (b)	19,027	641,303
Brookfield Reinsurance Ltd. (a)(b)	139	4,708
Calibre Mining Corp. (a)	24,373	25,602
Cameco Corp. (b)	11,400	357,443
Canada Goose Holdings, Inc. (a)(b)	1,304	23,237
Canadian Imperial Bank of Commerce (b)	4,090	174,820
Canadian National Railway Co.	8,610	1,043,806
Canadian Natural Resources Ltd. (b)	8,610	484,619
Canadian Pacific Kansas City Ltd. (b)	9,060	732,605

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Canadian Tire Corp. Ltd. Class A (b)	2,135	$292,228
Canopy Growth Corp. (a)(b)	1,458	562
Cenovus Energy, Inc. (b)	11,010	187,209
Converge Technology Solutions Corp. (b)	3,360	8,125
Corby Spirit & Wine Ltd. (b)	3,792	40,693
Crescent Point Energy Corp. (b)	5,630	37,952
Cronos Group, Inc. (a)(b)	1,702	3,357
Docebo, Inc. (a)	2,869	113,698
Dundee Precious Metals, Inc.	6,421	42,459
Enbridge, Inc.	11,842	440,657
Endeavour Silver Corp. (a)(b)	27,013	78,594
Enerplus Corp. (b)	11,288	163,786
EQB, Inc. (b)	1,110	58,719
Equinox Gold Corp. (a)(b)	13,006	59,661
Filo Corp. (a)(b)	716	13,966
First Majestic Silver Corp. (b)	23,024	130,323
Fortuna Silver Mines, Inc. (a)(b)	4,062	13,230
George Weston Ltd.	568	67,229
GoGold Resources, Inc. (a)	15,089	17,333
Headwater Exploration, Inc. (b)	767	3,681
Hut 8 Mining Corp. (a)(b)	8,222	27,339
IGM Financial, Inc. (b)	3,362	102,467
Imperial Oil Ltd. (b)	6,227	318,962
Jamieson Wellness, Inc. (b)(c)	1,690	38,327
Just Energy Group, Inc. (a)(d)	352	—
K92 Mining, Inc. (a)	2,664	11,576
Karora Resources, Inc. (a)	2,543	7,783
Kinaxis, Inc. (a)	230	32,903
Kinross Gold Corp.	18,509	88,401
Largo, Inc. (a)	6,438	27,343
Lightspeed Commerce, Inc. (a)(b)	1,569	26,572
Lithium Americas Corp. (a)(b)	3,177	64,368
Loblaw Cos. Ltd.	6,991	640,747
MAG Silver Corp. (a)(b)	1,017	11,336
Manulife Financial Corp. (b)	15,825	299,458
MEG Energy Corp. (a)(b)	2,250	35,708
Minto Apartment Real Estate Investment Trust (c)	6,215	70,545
MTY Food Group, Inc. (b)	3,481	159,391
NanoXplore, Inc. (a)(b)	12,261	30,021
National Bank of Canada (b)	11,844	883,433
New Gold, Inc. (a)(b)	5,321	5,790
New Pacific Metals Corp. (a)	12,708	27,562
NexGen Energy Ltd. (a)(b)	30,984	146,344
Novagold Resources, Inc. (a)(b)	1,921	7,622
Nutrien Ltd. (b)	4,672	276,136
Nuvei Corp. (a)(b)(c)	873	25,809
Onex Corp. (b)	7,436	411,179
Orla Mining Ltd. (a)(b)	1,241	5,214
Osisko Mining, Inc. (a)(b)	27,904	67,902
Pan American Silver Corp. (b)	3,262	47,577
Security Description	Shares	Value
Park Lawn Corp. (b)	3,832	$70,457
Pipestone Energy Corp. (b)	2,886	4,951
Repare Therapeutics, Inc. (a)	4,307	45,568
Rogers Communications, Inc. Class B	11,861	541,756
Royal Bank of Canada	10,398	994,185
Sandstorm Gold Ltd. (b)	920	4,721
Shopify, Inc. Class A (a)	9,566	618,962
Silvercorp Metals, Inc. (b)	7,991	22,767
SilverCrest Metals, Inc. (a)(b)	37,880	222,142
Slate Grocery REIT Class U,	12,320	121,315
SNC-Lavalin Group, Inc. (b)	4,962	130,308
Solaris Resources, Inc. (a)(b)	716	3,203
SSR Mining, Inc. (b)	7,759	110,177
Sun Life Financial, Inc. (b)	12,207	637,079
Suncor Energy, Inc. (b)	17,401	511,017
SunOpta, Inc. (a)	636	4,258
Taseko Mines Ltd. (a)	3,108	4,463
TC Energy Corp. (b)	8,035	325,104
Teck Resources Ltd. Class B (b)	6,200	261,166
TELUS Corp. (f)	37,903	738,439
TELUS Corp. (a)(f)	1,364	26,574
Tilray Brands, Inc. (a)(b)	5,393	8,413
Tilray Brands, Inc. (a)(b)	2,942	4,558
Torex Gold Resources, Inc. (a)	698	9,927
Toronto-Dominion Bank	15,206	943,559
TransAlta Corp. (b)	19,416	181,945
Triple Flag Precious Metals Corp. (b)	395	5,442
Voyager Digital Ltd. (a)	6,606	64
Well Health Technologies Corp. (a)(b)	1,655	5,941
Wesdome Gold Mines Ltd. (a)(b)	8,102	42,247
		17,380,118
CHILE — 0.0% (e)
Aguas Andinas SA Class A	28,728	9,956
Cia Cervecerias Unidas SA	903	7,278
Embotelladora Andina SA Class B, Preference Shares	24,328	63,720
Enel Chile SA ADR (b)	3,751	12,491
Inversiones Aguas Metropolitanas SA	12,101	9,881
Parque Arauco SA	9,962	16,008
Plaza SA	5,631	8,694
Sociedad Quimica y Minera de Chile SA ADR	911	66,157
Vina Concha y Toro SA	11,107	12,925
		207,110
CHINA — 2.8%
AAC Technologies Holdings, Inc. (b)	2,500	5,883
Agora, Inc. ADR (a)	9,998	31,294
Agricultural Bank of China Ltd. Class H	289,000	113,585

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
AK Medical Holdings Ltd. (b)(c)	28,000	$24,296
Akeso, Inc. (a)(b)(c)	14,000	63,152
Alibaba Group Holding Ltd. (a)	124,300	1,287,951
Alibaba Group Holding Ltd. ADR (a)(b)	1,760	146,696
Alibaba Health Information Technology Ltd. (a)(b)	86,000	51,688
A-Living Smart City Services Co. Ltd. (a)(c)	2,500	1,608
Alphamab Oncology (a)(b)(c)	13,000	12,408
Aluminum Corp. of China Ltd. Class A	8,800	6,641
Anhui Conch Cement Co. Ltd. Class H	6,000	15,925
Anhui Gujing Distillery Co. Ltd. Class A (a)	600	20,403
Anhui Gujing Distillery Co. Ltd. Class B (a)	3,600	62,017
Anhui Honglu Steel Construction Group Co. Ltd. Class A	3,120	12,356
Anhui Kouzi Distillery Co. Ltd. Class A	1,400	9,497
Anjoy Foods Group Co. Ltd. Class A	700	14,125
ANTA Sports Products Ltd.	5,000	51,074
Ascentage Pharma Group International (a)(b)(c)	16,100	43,349
Autohome, Inc. ADR	536	15,630
Baidu, Inc. Class A (a)	18,710	317,062
Bank of China Ltd. Class H	742,000	297,307
Bank of Communications Co. Ltd. Class H	209,000	138,416
Baozun, Inc. ADR (a)(b)	6,537	26,083
BeiGene Ltd. (a)	4,131	56,615
Beijing Enlight Media Co. Ltd. Class A	9,000	10,009
Bilibili, Inc. Class Z (a)(b)	1,995	29,709
BOE Varitronix Ltd.	57,000	82,046
Budweiser Brewing Co. APAC Ltd. (c)	1,700	4,382
BYD Co. Ltd. Class A	2,500	88,755
BYD Co. Ltd. Class H	3,000	95,705
Canaan, Inc. ADR (a)(b)	2,969	6,324
Canmax Technologies Co. Ltd. Class A	650	3,199
CGN New Energy Holdings Co. Ltd. (b)	14,000	3,895
China CITIC Bank Corp. Ltd. Class H	62,000	29,115
China Conch Environment Protection Holdings Ltd. (a)(b)	5,000	1,461
China Conch Venture Holdings Ltd.	5,000	6,508
China Construction Bank Corp. Class H (a)	764,000	494,281
China Foods Ltd.	60,000	21,208
Security Description	Shares	Value
China Gas Holdings Ltd.	21,600	$24,724
China Life Insurance Co. Ltd. Class H	96,000	159,988
China Maple Leaf Educational Systems Ltd. (a)(d)	592,000	20,113
China Meidong Auto Holdings Ltd. (b)	2,000	2,310
China Mengniu Dairy Co. Ltd. (a)	9,000	33,879
China Merchants Bank Co. Ltd. Class H	105,674	480,054
China Merchants Energy Shipping Co. Ltd. Class A	7,700	6,128
China Minsheng Banking Corp. Ltd. Class H (b)	43,500	16,098
China New Higher Education Group Ltd. (c)	2,000	595
China Overseas Land & Investment Ltd.	48,000	104,617
China Overseas Property Holdings Ltd.	5,000	5,034
China Pacific Insurance Group Co. Ltd. Class H	18,400	47,546
China Petroleum & Chemical Corp. Class H	391,200	229,131
China Rare Earth Resources & Technology Co. Ltd. Class A	1,800	7,324
China Resources Beer Holdings Co. Ltd.	8,000	52,676
China Resources Gas Group Ltd.	2,000	6,840
China Resources Land Ltd.	15,000	63,548
China Ruyi Holdings Ltd. (a)(b)	164,000	38,506
China Shenhua Energy Co. Ltd. Class H	44,500	136,000
China Tower Corp. Ltd. Class H (c)	326,000	36,192
China Vanke Co. Ltd. Class H	12,400	16,646
Chindata Group Holdings Ltd. ADR (a)(b)	3,469	24,838
Chlitina Holding Ltd.	2,000	12,811
Chongqing Brewery Co. Ltd. Class A	2,100	26,604
Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,690	4,254
CIFI Ever Sunshine Services Group Ltd. (b)(d)	20,000	5,838
CITIC Ltd.	89,000	106,188
CMOC Group Ltd. Class A	7,400	5,422
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	4,205	3,405
COFCO Joycome Foods Ltd. (a)(b)	64,000	15,354
Contemporary Amperex Technology Co. Ltd. Class A	720	22,644
COSCO SHIPPING Energy Transportation Co. Ltd. Class A (a)	5,700	9,904

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COSCO SHIPPING Ports Ltd. (b)	39,625	$23,563
Country Garden Holdings Co. Ltd. (a)(b)	76,278	15,476
Country Garden Services Holdings Co. Ltd. (b)	10,000	12,914
CSPC Pharmaceutical Group Ltd.	26,880	23,359
CStone Pharmaceuticals (a)(b)(c)	79,000	25,101
Dada Nexus Ltd. ADR (a)	1,645	8,735
Daqo New Energy Corp. ADR (a)	2,738	108,699
DaShenLin Pharmaceutical Group Co. Ltd. Class A	3,888	14,970
Dongyue Group Ltd.	23,000	17,199
DouYu International Holdings Ltd. ADR (a)	26,005	27,305
East Buy Holding Ltd. (a)(b)(c)	10,000	32,540
ENN Energy Holdings Ltd.	1,800	22,418
Everest Medicines Ltd. (a)(b)(c)	8,000	24,296
Excellence Commercial Property & Facilities Management Group Ltd. (b)	18,000	5,880
Fire Rock Holdings Ltd. (a)(b)(d)	142,000	5,074
Flat Glass Group Co. Ltd. Class H (b)	17,000	58,029
Ganfeng Lithium Group Co. Ltd. Class A	980	8,212
G-bits Network Technology Xiamen Co. Ltd. Class A	1,300	87,761
GDS Holdings Ltd. Class A (a)	3,561	4,862
Geely Automobile Holdings Ltd.	56,000	68,315
GEM Co. Ltd. Class A (a)	3,900	3,704
Genscript Biotech Corp. (a)(b)	10,000	22,459
Great Wall Motor Co. Ltd. Class A (a)	17,100	59,164
Great Wall Motor Co. Ltd. Class H (b)	6,500	7,440
Guangdong Investment Ltd.	4,000	3,450
Guangzhou Automobile Group Co. Ltd. Class A	56,100	80,354
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	8,700	90,291
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	900	8,269
Guangzhou Tinci Materials Technology Co. Ltd. Class A	2,380	13,476
H World Group Ltd. ADR (a)	444	17,218
Haichang Ocean Park Holdings Ltd. (a)(b)(c)	186,000	28,244
Haidilao International Holding Ltd. (b)(c)	2,000	4,400
Hainan Meilan International Airport Co. Ltd. Class H (a)	6,000	7,434
Security Description	Shares	Value
Hangzhou First Applied Material Co. Ltd. Class A	392	$2,004
Hangzhou Oxygen Plant Group Co. Ltd. Class A	1,700	8,029
Hangzhou Tigermed Consulting Co. Ltd. Class A (a)	300	2,662
Health & Happiness H&H International Holdings Ltd. (b)	47,500	61,098
Hello Group, Inc. ADR	2,891	27,782
Henan Shenhuo Coal & Power Co. Ltd. Class A	3,700	6,612
Hengan International Group Co. Ltd.	8,500	35,794
Hope Education Group Co. Ltd. (a)(b)(c)	38,000	2,521
Huafon Chemical Co. Ltd. Class A	9,400	8,864
Huaneng Power International, Inc. Class H (a)(b)	170,000	106,296
Huangshan Tourism Development Co. Ltd. Class B (a)	10,100	7,575
HUYA, Inc. ADR (a)(b)	6,270	22,447
Hygeia Healthcare Holdings Co. Ltd. Class C (b)(c)	1,200	6,493
iDreamSky Technology Holdings Ltd. (a)(b)(c)	25,600	11,303
I-Mab ADR (a)(b)	6,417	19,187
indie Semiconductor, Inc. Class A (a)	4,587	43,118
Industrial & Commercial Bank of China Ltd. Class H	521,000	277,899
Ingenic Semiconductor Co. Ltd. Class A	1,700	20,637
Innovent Biologics, Inc. (a)(c)	8,000	30,217
Inspur Digital Enterprise Technology Ltd. (a)	22,000	7,889
iQIYI, Inc. ADR (a)	10,033	53,576
JA Solar Technology Co. Ltd. Class A	3,528	20,223
Jafron Biomedical Co. Ltd. Class A	3,000	9,559
JD Health International, Inc. (a)(b)(c)	1,150	7,257
JD.com, Inc. Class A	17,123	289,294
Jiangsu King's Luck Brewery JSC Ltd. Class A	8,100	58,789
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	600	10,833
Jiangsu Yangnong Chemical Co. Ltd. Class A	700	8,412
Jiangsu Yoke Technology Co. Ltd. Class A	500	5,009
Jinan Acetate Chemical Co. Ltd.	1,000	17,724
Jinchuan Group International Resources Co. Ltd. (b)	28,000	1,429

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
JinkoSolar Holding Co. Ltd. ADR (a)(b)	2,026	$89,914
Jinxin Fertility Group Ltd. (b)(c)	4,500	2,377
JiuGui Liquor Co. Ltd. Class A	1,400	17,349
Joinn Laboratories China Co. Ltd. Class A	1,760	9,895
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	900	4,551
JOYY, Inc. ADR	433	13,297
Juewei Food Co. Ltd. Class A	900	4,596
Kangji Medical Holdings Ltd.	5,000	5,302
Kanzhun Ltd. ADR (a)	2,273	34,209
KE Holdings, Inc. ADR (a)	4,410	65,488
Kingdee International Software Group Co. Ltd. (a)	12,000	16,048
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	8,553	52,173
Konka Group Co. Ltd. Class B (a)	297,000	55,333
Kuaishou Technology (a)(c)	14,300	97,716
Kweichow Moutai Co. Ltd. Class A	300	69,734
Lenovo Group Ltd.	34,000	35,446
Li Auto, Inc. ADR (a)	30	1,053
Li Auto, Inc. Class A (a)	12,104	209,286
Li Ning Co. Ltd.	8,000	43,029
Lifetech Scientific Corp. (a)(b)	12,000	4,089
Lingyi iTech Guangdong Co. Class A (a)	11,500	10,923
Longfor Group Holdings Ltd. (b)(c)	8,500	20,652
Luzhou Laojiao Co. Ltd. Class A	600	17,285
Mango Excellent Media Co. Ltd. Class A	2,700	12,697
Maxscend Microelectronics Co. Ltd. Class A	960	12,752
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	4,300	4,203
Meitu, Inc. (b)(c)	69,000	26,062
Meituan Class B (a)(c)	39,790	620,973
Microport Scientific Corp. (a)	3,008	5,435
Ming Yuan Cloud Group Holdings Ltd. (a)(b)	23,000	10,302
MMG Ltd. (a)	36,000	10,428
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	16,985	31,519
NetEase, Inc.	18,080	352,067
New Horizon Health Ltd. (a)(b)(c)	11,500	40,135
New Oriental Education & Technology Group, Inc. (a)	14,210	55,759
Ningbo Orient Wires & Cables Co. Ltd. Class A	700	4,718
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	1,440	10,693
Security Description	Shares	Value
NIO, Inc. ADR (a)	16,197	$156,949
Nongfu Spring Co. Ltd. Class H (b)(c)	5,400	29,802
NXP Semiconductors NV	222	45,439
Ocumension Therapeutics (a)(b)(c)	21,000	20,420
Ovctek China, Inc. Class A	2,900	12,035
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	10,100	5,428
PDD Holdings, Inc. ADR (a)	3,451	238,602
Peijia Medical Ltd. (a)(c)	55,000	43,233
PetroChina Co. Ltd. Class H	164,000	113,427
Pharmaron Beijing Co. Ltd. Class A (a)	1,950	10,261
PICC Property & Casualty Co. Ltd. Class H	193,788	215,386
Ping An Healthcare & Technology Co. Ltd. (a)(b)(c)	1,100	2,659
Ping An Insurance Group Co. of China Ltd. Class H	48,500	308,517
Postal Savings Bank of China Co. Ltd. Class H (b)(c)	68,000	41,824
Prosus NV (a)	8,782	642,992
Q Technology Group Co. Ltd. (a)(b)	18,000	7,074
Qifu Technology, Inc. ADR	281	4,856
Raytron Technology Co. Ltd. Class A	7,484	46,088
RLX Technology, Inc. ADR (a)(b)	26,568	47,025
Sangfor Technologies, Inc. Class A (a)	2,200	34,248
SG Micro Corp. Class A	195	2,201
Shanghai Bairun Investment Holding Group Co. Ltd. Class A (a)	12,288	61,399
Shanghai Baosight Software Co. Ltd. Class A	9,658	67,455
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	15,900	8,586
Shanghai Henlius Biotech, Inc. Class H (a)(c)	16,300	23,088
Shanghai M&G Stationery, Inc. Class A	500	3,068
Shangri-La Asia Ltd. (a)	34,000	25,988
Shanxi Meijin Energy Co. Ltd. Class A (a)	22,900	23,735
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,260	32,054
Shenghe Resources Holding Co. Ltd. Class A (a)	4,000	7,076
Shengyi Technology Co. Ltd. Class A	8,800	17,177
Shenzhen Dynanonic Co. Ltd. Class A	320	4,849

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Shenzhen Kangtai Biological Products Co. Ltd. Class A (a)	1,600	$5,584
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	2,900	23,520
Shenzhen SC New Energy Technology Corp. Class A	2,400	37,065
Shenzhou International Group Holdings Ltd.	7,700	73,447
Shimao Services Holdings Ltd. (a)(b)(c)	14,000	2,769
Sichuan Chuantou Energy Co. Ltd. Class A	2,600	5,379
Sichuan Swellfun Co. Ltd. Class A	1,400	11,352
Silergy Corp.	1,000	12,362
Skshu Paint Co. Ltd. Class A (a)	1,708	15,360
Smoore International Holdings Ltd. (b)(c)	12,000	12,189
Sohu.com Ltd. ADR (a)	2,619	28,861
StarPower Semiconductor Ltd. Class A	100	2,958
Sun King Technology Group Ltd. (a)(b)	26,000	5,574
Sunac Services Holdings Ltd. (b)(c)	29,257	8,251
Sunny Optical Technology Group Co. Ltd.	8,000	79,779
TAL Education Group ADR (a)	10,267	61,191
Tencent Holdings Ltd.	56,900	2,407,682
Tencent Music Entertainment Group ADR (a)	1,655	12,214
Tianshan Aluminum Group Co. Ltd. Class A	3,500	2,882
Toly Bread Co. Ltd. Class A	2,016	2,804
Tongdao Liepin Group (a)	32,200	37,268
Topchoice Medical Corp. Class A (a)	200	2,663
Trip.com Group Ltd. (a)	2,996	104,217
Triumph New Energy Co. Ltd. Class H (a)(b)	6,000	4,747
Tsingtao Brewery Co. Ltd. Class A	2,800	39,886
Tuya, Inc. ADR (a)(b)	13,684	25,863
Up Fintech Holding Ltd. ADR (a)(b)	6,045	17,168
Venus MedTech Hangzhou, Inc. Class H (a)(b)(c)	18,000	14,126
Vesync Co. Ltd. (a)	7,000	2,707
Vipshop Holdings Ltd. ADR (a)	6,536	107,844
Viva Biotech Holdings (a)(b)(c)	29,500	5,647
Vnet Group, Inc. ADR (a)(b)	3,437	9,967
Walvax Biotechnology Co. Ltd. Class A	8,000	29,087
Weihai Guangwei Composites Co. Ltd. Class A	640	2,714
Security Description	Shares	Value
Weimob, Inc. (a)(b)(c)	86,000	$41,702
Western Superconducting Technologies Co. Ltd. Class A	1,654	12,671
Will Semiconductor Co. Ltd. Shanghai Class A	810	10,916
Wuhan Guide Infrared Co. Ltd. Class A	30,270	32,330
Wuliangye Yibin Co. Ltd. Class A	1,200	26,981
WUS Printed Circuit Kunshan Co. Ltd. Class A	9,640	27,748
WuXi AppTec Co. Ltd. Class A	1,100	9,422
Wuxi Biologics Cayman, Inc. (a)(c)	22,500	107,811
XD, Inc. (a)(b)	10,000	25,138
Xiabuxiabu Catering Management China Holdings Co. Ltd. (c)	9,500	4,461
Xiamen Tungsten Co. Ltd. Class A	4,800	12,556
Xiaomi Corp. Class B (a)(c)	122,200	167,162
Xinyi Solar Holdings Ltd.	2,000	2,310
XPeng, Inc. ADR (a)	60	805
XPeng, Inc. Class A (a)(b)	12,644	80,673
Yadea Group Holdings Ltd. (c)	10,000	22,739
Yankuang Energy Group Co. Ltd. Class H (b)	34,000	97,402
Yeahka Ltd. (a)(b)	6,400	14,292
Yidu Tech, Inc. (a)(b)(c)	7,700	5,650
Yifeng Pharmacy Chain Co. Ltd. Class A	840	4,272
Yihai International Holding Ltd. (a)(b)	4,000	8,565
Yintai Gold Co. Ltd. Class A	4,300	6,916
YongXing Special Materials Technology Co. Ltd. Class A	1,040	8,951
Youdao, Inc. ADR (a)(b)	4,860	23,425
Youngy Co. Ltd. Class A	900	8,268
Yum China Holdings, Inc.	5,878	332,107
Zai Lab Ltd. ADR (a)(b)	1,416	39,266
Zhejiang Dingli Machinery Co. Ltd. Class A (a)	500	3,850
Zhejiang Supor Co. Ltd. Class A	600	4,124
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (a)	1,500	6,934
Zijin Mining Group Co. Ltd. Class A	8,600	13,441
ZTO Express Cayman, Inc. ADR	2,274	57,032
		16,373,488
COLOMBIA — 0.0% (e)
Bancolombia SA ADR	989	26,386

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COSTA RICA — 0.0% (e)
Establishment Labs Holdings, Inc. (a)(b)	230	$15,780
DENMARK — 0.7%
Ambu AS Class B (a)	545	8,916
AP Moller - Maersk AS Class B	188	329,868
Chemometec AS (a)	596	40,695
D/S Norden AS	545	27,183
Danske Bank AS (a)	9,718	236,370
Dfds AS	230	8,371
DSV AS	1,688	354,426
Novo Nordisk AS Class B	16,385	2,639,423
Vestas Wind Systems AS (a)	4,138	110,022
Zealand Pharma AS (a)	5,522	197,906
		3,953,180
EGYPT — 0.0% (e)
Cleopatra Hospital (a)	75,478	10,870
FINLAND — 0.3%
Anora Group Oyj (b)	505	2,711
Fortum Oyj	7,559	101,148
Metso Oyj (b)	19,384	233,579
Musti Group Oyj (a)	2,021	39,446
Nokia Oyj	46,835	195,982
Nordea Bank Abp (f)	31,426	341,280
Nordea Bank Abp (f)	541	5,882
Sampo Oyj Class A	5,310	238,217
Talenom Oyj (b)	824	6,536
UPM-Kymmene Oyj	17,230	512,620
Valmet Oyj (b)	2,369	65,855
Wartsila OYJ Abp	15,365	172,912
		1,916,168
FRANCE — 2.5%
AB Science SA (a)(b)	3,403	15,556
Accor SA	9,444	350,522
Air Liquide SA	1,352	242,200
Airbus SE	3,855	556,681
Alstom SA (b)	9,221	274,842
AXA SA	18,222	537,263
BNP Paribas SA	9,665	608,630
Bouygues SA	5,530	185,582
Capgemini SE	6,010	1,137,952
Carrefour SA	12,490	236,490
CGG SA (a)(b)	13,667	10,369
Credit Agricole SA (b)	21,035	249,504
Danone SA	5,639	345,382
Engie SA	9,292	154,375
EssilorLuxottica SA	4,474	842,484
Euroapi SA (a)(b)	372	4,259
Fnac Darty SA (b)	4,640	173,635
Forvia (a)	164	3,890
Hermes International	18	39,080
Kering SA (b)	1,118	616,700
L'Oreal SA	2,151	1,002,293
Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	1,793	$1,688,169
Orange SA	26,542	309,901
Pernod Ricard SA	2,588	571,478
Publicis Groupe SA	5,398	432,858
Renault SA	6,428	270,560
Societe Generale SA	8,503	220,787
Sodexo SA	5,407	594,918
Technip Energies NV	1,177	27,107
TotalEnergies SE	16,096	922,817
Unibail-Rodamco-Westfield CDI (a)(f)	12,293	31,504
Unibail-Rodamco-Westfield REIT (a)(b)(f)	1,806	94,872
Valneva SE (a)(b)	1,421	10,350
Veolia Environnement SA	19,376	611,980
Vinci SA	7,900	916,879
Vivendi SE	20,007	183,483
Voltalia SA (a)(b)	1,350	21,474
		14,496,826
GEORGIA — 0.0% (e)
TBC Bank Group PLC	3,390	106,454
GERMANY — 2.0%
adidas AG	3,265	633,273
AIXTRON SE	2,810	95,313
Allianz SE	3,882	902,958
BASF SE	7,001	339,666
Bayer AG	9,048	500,182
Commerzbank AG	6,332	70,118
CompuGroup Medical SE & Co. KgaA	8,904	437,919
CropEnergies AG	3,971	43,410
Daimler Truck Holding AG	4,861	175,011
Datagroup SE	443	28,226
Deutsche Bank AG	12,888	135,237
Deutsche Boerse AG	3,362	620,249
Deutsche Lufthansa AG (a)	36,463	373,107
Deutsche Post AG	16,718	815,846
Deutsche Telekom AG	27,598	601,466
E.ON SE	17,300	220,452
Eckert & Ziegler Strahlen- und Medizintechnik AG	266	10,558
Elmos Semiconductor SE	1,561	128,070
Encavis AG (a)	1,580	25,900
flatexDEGIRO AG (a)	3,250	32,210
Fresenius Medical Care AG & Co. KGaA	1,704	81,371
HelloFresh SE (a)	2,357	58,116
Mercedes-Benz Group AG	9,605	771,992
Merck KGaA	2,627	434,351
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,092	784,223
Puma SE	902	54,243
RWE AG	5,775	251,202
Salzgitter AG	5,043	182,333

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
SAP SE	8,491	$1,159,257
Siemens AG	6,883	1,145,477
Siemens Energy AG (a)	3,423	60,424
thyssenkrupp AG	10,833	84,717
VERBIO Vereinigte BioEnergie AG	2,408	96,810
Volkswagen AG	1,284	214,189
Volkswagen AG Preference Shares	1,403	188,181
		11,756,057
GHANA — 0.0% (e)
Kosmos Energy Ltd. (a)	21,807	130,624
Tullow Oil PLC (a)(b)	4,526	1,625
		132,249
GREECE — 0.0% (e)
Piraeus Financial Holdings SA (a)	3,441	11,285
GUATEMALA — 0.0% (e)
Millicom International Cellular SA SDR (a)(b)	1,242	18,955
HONG KONG — 0.7%
AIA Group Ltd.	96,200	971,010
Bank of East Asia Ltd.	59,597	82,286
Citychamp Watch & Jewellery Group Ltd. (a)	34,000	4,772
CK Asset Holdings Ltd.	50,270	278,401
C-Mer Eye Care Holdings Ltd. (a)(b)	26,000	12,541
Cosmopolitan International Holdings Ltd. (a)	86,000	15,913
Cowell e Holdings, Inc. (a)(b)	1,000	1,848
Futu Holdings Ltd. ADR (a)(b)	725	28,811
Hang Lung Properties Ltd.	98,000	151,316
Henderson Land Development Co. Ltd.	18,910	56,224
Hong Kong Exchanges & Clearing Ltd.	12,068	454,594
Hong Kong Technology Venture Co. Ltd. (b)	27,000	15,401
Joy Spreader Group, Inc. (a)(b)	51,000	5,922
Link REIT	65,050	361,085
Melco International Development Ltd. (a)	4,000	3,716
Melco Resorts & Entertainment Ltd. ADR (a)	444	5,421
New World Development Co. Ltd.	32,383	79,670
Prudential PLC	28,569	402,621
Sa Sa International Holdings Ltd. (a)	26,000	4,678
Sino Biopharmaceutical Ltd.	83,500	36,334
Stella International Holdings Ltd.	14,000	13,220
Sun Hung Kai Properties Ltd.	65,253	821,845
Swire Pacific Ltd. Class A	8,500	65,133
Security Description	Shares	Value
Techtronic Industries Co. Ltd.	500	$5,433
Vitasoy International Holdings Ltd.	8,000	9,964
Viva Goods Company Ltd. (a)	56,000	10,219
Yue Yuen Industrial Holdings Ltd.	3,000	3,920
		3,902,298
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	9,471	82,773
Richter Gedeon Nyrt	10,636	261,943
		344,716
INDIA — 1.7%
Aarti Drugs Ltd.	7,165	40,622
Aarti Pharmalabs Ltd. (a)	2,632	11,901
Aavas Financiers Ltd. (a)	813	15,232
Adani Green Energy Ltd. (a)	2,304	26,566
Adani Power Ltd. (a)	4,647	14,153
Advanced Enzyme Technologies Ltd.	17,158	58,437
Affle India Ltd. (a)	585	7,818
Akzo Nobel India Ltd.	1,521	45,106
Alkyl Amines Chemicals	7,313	242,947
Alok Industries Ltd. (a)	207,952	41,445
Amber Enterprises India Ltd. (a)	3,248	89,328
APL Apollo Tubes Ltd.	3,566	56,740
Aptus Value Housing Finance India Ltd.	5,378	16,274
AstraZeneca Pharma India Ltd.	340	15,366
Axis Bank Ltd.	695	8,366
Bayer CropScience Ltd.	94	5,020
Birlasoft Ltd.	25,454	111,359
Blue Star Ltd.	856	8,004
Brightcom Group Ltd.	57,692	21,941
Can Fin Homes Ltd.	8,054	76,317
CE Info Systems Ltd. (a)	4,017	59,029
Central Depository Services India Ltd.	6,028	81,618
Cera Sanitaryware Ltd.	89	8,311
Chemplast Sanmar Ltd. (a)	2,597	14,391
City Union Bank Ltd.	14,393	22,334
Data Patterns India Ltd.	1,227	27,942
Dixon Technologies India Ltd.	6,061	324,238
Dr Reddy's Laboratories Ltd. ADR	11,859	748,421
Easy Trip Planners Ltd. (a)	10,496	5,182
Elecon Engineering Co. Ltd.	2,387	17,003
EPL Ltd.	24,884	65,110
Equitas Small Finance Bank Ltd. (a)(c)	54,097	59,414
Fineotex Chemical Ltd.	1,225	4,494
Galaxy Surfactants Ltd.	148	4,781
Garden Reach Shipbuilders & Engineers Ltd.	1,603	11,241
Garware Technical Fibres Ltd.	1,308	49,521
Godawari Power & Ispat Ltd.	2,220	14,303

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Godfrey Phillips India Ltd.	2,897	$59,525
Granules India Ltd.	13,088	47,367
Graphite India Ltd.	914	4,459
Gujarat Pipavav Port Ltd.	4,998	7,482
HEG Ltd.	992	19,715
HeidelbergCement India Ltd.	15,346	32,166
HFCL Ltd.	5,208	4,123
Himadri Speciality Chemical Ltd.	7,143	11,554
Hindustan Copper Ltd.	10,010	14,160
Home First Finance Co. India Ltd. (c)	4,207	40,205
Housing Development Finance Corp. Ltd.	13,828	475,667
ICICI Bank Ltd. ADR (b)	41,663	961,582
IIFL Finance Ltd.	1,210	7,458
Indiabulls Housing Finance Ltd. (a)	22,317	33,570
IndiaMart InterMesh Ltd. (c)	1,625	55,745
Indigo Paints Ltd.	3,438	59,883
Indo Count Industries Ltd.	6,267	15,810
Infibeam Avenues Ltd. (a)	22,068	4,237
Infosys Ltd. ADR (b)	53,375	857,736
Intellect Design Arena Ltd.	5,202	39,860
Jaiprakash Power Ventures Ltd. (a)	232,758	17,449
Jammu & Kashmir Bank Ltd. (a)	53,883	39,836
JB Chemicals & Pharmaceuticals Ltd.	3,628	104,677
Jubilant Ingrevia Ltd.	1,626	8,453
Just Dial Ltd. (a)	2,127	19,153
Jyothy Labs Ltd.	16,044	42,214
Karnataka Bank Ltd.	23,632	54,546
Karur Vysya Bank Ltd.	71,807	109,107
Kaveri Seed Co. Ltd.	743	4,618
Kirloskar Ferrous Industries Ltd.	1,883	10,795
Larsen & Toubro Ltd. GDR	17,775	535,028
Laurus Labs Ltd. (c)	17,171	76,743
LIC Housing Finance Ltd.	6,509	31,118
Mahindra & Mahindra Ltd. GDR	13,780	243,906
Mahindra Lifespace Developers Ltd.	1,027	5,829
Navin Fluorine International Ltd.	1,702	93,403
Nazara Technologies Ltd. (a)	7,501	66,254
NESCO Ltd.	6,593	50,756
Network18 Media & Investments Ltd. (a)	25,412	19,453
NOCIL Ltd.	6,685	18,021
Olectra Greentech Ltd.	5,095	60,380
Orient Electric Ltd.	3,896	11,369
Paisalo Digital Ltd.	6,988	4,323
PNB Housing Finance Ltd. (a)(c)	7,278	50,338
Security Description	Shares	Value
PNC Infratech Ltd.	1,640	$6,551
Poly Medicure Ltd.	940	13,176
Prism Johnson Ltd. (a)	10,446	16,471
Procter & Gamble Health Ltd.	67	4,292
PVR Inox Ltd. (a)	533	8,923
Quess Corp. Ltd. (c)	3,134	17,187
Radico Khaitan Ltd.	1,012	14,909
Rallis India Ltd.	16,063	38,593
Ramco Cements Ltd.	537	6,050
Rategain Travel Technologies Ltd. (a)	10,823	55,127
Ratnamani Metals & Tubes Ltd.	3,018	83,591
RattanIndia Enterprises Ltd. (a)	81,488	41,421
RBL Bank Ltd. (a)(c)	7,761	17,213
Reliance Industries Ltd.	10,338	321,376
Reliance Industries Ltd. GDR (c)	14,117	879,489
Reliance Infrastructure Ltd. (a)	2,762	4,655
Reliance Power Ltd. (a)	113,322	19,408
Restaurant Brands Asia Ltd. (a)	5,892	7,735
Rossari Biotech Ltd.	3,943	41,809
Route Mobile Ltd.	3,072	59,657
Safari Industries India Ltd.	748	27,081
Sapphire Foods India Ltd. (a)	450	7,538
Saregama India Ltd.	1,082	5,381
Sharda Cropchem Ltd.	1,050	7,087
Shree Renuka Sugars Ltd. (a)	30,140	15,927
South Indian Bank Ltd. (a)	175,006	41,172
State Bank of India GDR	7,891	553,159
Sumitomo Chemical India Ltd.	1,002	5,329
Sun Pharma Advanced Research Co. Ltd. (a)	3,440	8,753
Supreme Industries Ltd.	374	14,578
Suzlon Energy Ltd. (a)	42,866	7,995
Symphony Ltd.	2,602	28,463
Tanla Platforms Ltd.	9,993	124,595
Tata Motors Ltd. (a)	7,852	57,002
Tata Teleservices Maharashtra Ltd. (a)	11,807	10,240
TeamLease Services Ltd. (a)	1,110	33,734
TV18 Broadcast Ltd. (a)	26,275	11,963
Usha Martin Ltd.	4,643	15,304
Vaibhav Global Ltd.	10,266	38,506
V-Guard Industries Ltd.	10,761	37,057
VIP Industries Ltd.	694	5,192
Vodafone Idea Ltd. (a)	469,203	42,610
Whirlpool of India Ltd. (a)	258	4,636
Wipro Ltd. ADR (b)	67,199	317,179
Yes Bank Ltd. (a)	27,213	5,390
		9,943,852
INDONESIA — 0.3%
Astra International Tbk PT	289,100	130,642
Bank Central Asia Tbk PT	1,242,400	758,243
Bank Mandiri Persero Tbk PT	759,400	263,390
Bank Rakyat Indonesia Persero Tbk PT	977,499	353,706

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Berkah Beton Sadaya Tbk PT (a)	95,610	$319
Digital Mediatama Maxima Tbk PT (a)	293,600	9,596
Nickel Industries Ltd.	5,671	3,341
Telkom Indonesia Persero Tbk PT	1,129,000	301,217
		1,820,454
IRELAND — 0.2%
Cairn Homes PLC	135,105	170,983
Cimpress PLC (a)	100	5,948
CRH PLC (b)	9,505	523,683
Glenveagh Properties PLC (a)(c)	18,906	23,102
Keywords Studios PLC	675	15,533
Prothena Corp. PLC (a)	2,623	179,098
		918,347
ISRAEL — 0.2%
Bank Hapoalim BM	39,062	319,784
Bank Leumi Le-Israel BM	98,141	729,654
Innoviz Technologies Ltd. (a)(b)	4,214	11,968
Isracard Ltd.	2,155	8,976
Nano Dimension Ltd. ADR (a)(b)	5,975	17,268
Nano-X Imaging Ltd. (a)(b)	1,875	29,044
NEOGAMES SA (a)	651	17,004
Taboola.com Ltd. (a)	3,330	10,356
Teva Pharmaceutical Industries Ltd. ADR (a)	5,987	45,082
Tremor International Ltd. (a)(b)	1,577	5,678
Wix.com Ltd. (a)	100	7,824
		1,202,638
ITALY — 0.5%
Assicurazioni Generali SpA	16,344	332,019
Enel SpA	72,162	485,599
Eni SpA	24,837	357,195
Ferrari NV	1,336	436,544
Intesa Sanpaolo SpA	130,210	340,942
Italgas SpA (b)	6,749	39,945
Iveco Group NV (a)	1,607	14,468
MFE-MediaForEurope NV Class A	64,015	35,688
MFE-MediaForEurope NV Class B (b)	64,017	49,064
Saipem SpA (a)	125	174
Snam SpA (b)	29,409	153,592
Telecom Italia SpA (a)(b)	304,222	85,566
UniCredit SpA	17,249	400,179
		2,730,975
JAPAN — 6.0%
Abalance Corp.	100	7,396
Advantest Corp.	200	26,499
Airtrip Corp.	800	15,476
Aisin Corp.	1,700	52,070
Security Description	Shares	Value
Appier Group, Inc. (a)	2,600	$31,462
Arcland Service Holdings Co. Ltd. (b)	1,300	26,255
Asahi Group Holdings Ltd.	1,700	65,561
Asahi Kasei Corp.	57,100	383,998
Asics Corp.	500	15,294
Astellas Pharma, Inc.	22,500	334,538
BayCurrent Consulting, Inc.	3,000	111,419
Bengo4.com, Inc. (a)(b)	2,200	58,069
Bridgestone Corp. (b)	1,700	69,301
Bushiroad, Inc. (b)	2,400	12,769
Canon, Inc. (b)	1,700	44,577
Cellebrite DI Ltd. (a)(b)	3,996	28,771
CellSource Co. Ltd. (a)(b)	1,200	23,089
Change Holdings, Inc. (b)	4,000	62,905
Comture Corp.	400	5,729
Credit Saison Co. Ltd.	12,300	187,604
Curves Holdings Co. Ltd.	3,000	15,567
CYBERDYNE, Inc. (a)(b)	8,900	19,705
Cybozu, Inc.	9,900	160,417
Daiichi Sankyo Co. Ltd.	23,100	727,194
Daikin Industries Ltd.	1,700	344,211
Daiwa Securities Group, Inc.	54,200	277,609
Demae-Can Co. Ltd. (a)(b)	5,900	16,451
Denso Corp.	10,100	673,986
Digital Arts, Inc.	100	4,034
dip Corp.	600	14,841
Direct Marketing MiX, Inc. (b)	2,100	12,452
eGuarantee, Inc.	900	11,924
Eisai Co. Ltd.	1,700	114,372
Elan Corp.	4,200	25,368
EM Systems Co. Ltd. (b)	17,800	97,538
en Japan, Inc.	200	3,429
ENEOS Holdings, Inc.	21,900	74,912
eRex Co. Ltd.	800	6,249
euglena Co. Ltd. (a)(b)	1,700	10,468
Financial Partners Group Co. Ltd.	1,700	14,914
Freee KK (a)(b)	2,900	65,309
FUJIFILM Holdings Corp.	11,800	697,297
Fujio Food Group, Inc. (a)(b)	2,000	20,313
Fujitsu Ltd.	1,700	218,712
Fukui Computer Holdings, Inc.	300	5,781
FULLCAST Holdings Co. Ltd. (b)	1,400	21,145
GMO Financial Gate, Inc.	300	24,015
GMO GlobalSign Holdings KK	700	15,183
GNI Group Ltd. (a)(b)	2,700	26,153
Hitachi Ltd.	10,100	621,646
Hokuhoku Financial Group, Inc.	10,000	79,531
Honda Motor Co. Ltd.	10,000	300,342
Hoya Corp.	6,200	732,452
Insource Co. Ltd. (b)	4,000	32,629
Internet Initiative Japan, Inc.	400	7,474
Ito En Ltd.	100	2,746

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
ITOCHU Corp. (b)	9,200	$361,991
Japan Display, Inc. (a)(b)	63,000	16,999
Japan Elevator Service Holdings Co. Ltd.	400	5,206
Japan Tobacco, Inc. (b)	9,100	198,515
JFE Holdings, Inc.	12,300	174,456
JMDC, Inc.	1,300	51,304
JSR Corp. (b)	10,100	287,204
JTOWER, Inc. (a)(b)	700	33,272
Kajima Corp.	22,400	336,306
Kamigumi Co. Ltd.	28,300	638,309
Kansai Electric Power Co., Inc.	10,000	124,918
Kao Corp. (b)	1,700	61,326
Kappa Create Co. Ltd. (a)	1,900	20,152
KDDI Corp.	34,700	1,068,357
KeePer Technical Laboratory Co. Ltd. (b)	1,100	37,140
Keyence Corp.	1,200	563,324
KFC Holdings Japan Ltd.	200	3,934
Kobe Steel Ltd.	9,700	88,621
Komatsu Ltd.	10,000	268,516
Konica Minolta, Inc. (b)	22,100	76,192
Koshidaka Holdings Co. Ltd.	1,500	12,485
Kyocera Corp.	22,700	1,223,618
Lasertec Corp.	200	29,854
Leopalace21 Corp. (a)(b)	9,300	17,180
Link & Motivation, Inc. (b)	3,100	9,201
LITALICO, Inc.	300	4,803
M&A Capital Partners Co. Ltd. (a)	400	9,216
M&A Research Institute Holdings, Inc. (a)	200	15,664
M3, Inc.	1,000	21,510
Makita Corp.	10,100	282,033
Management Solutions Co. Ltd. (b)	1,300	36,607
Marubeni Corp.	54,600	921,742
Marui Group Co. Ltd.	22,400	388,689
Mebuki Financial Group, Inc.	54,300	128,335
Medley, Inc. (a)(b)	2,400	88,671
Menicon Co. Ltd.	2,200	38,182
Midac Holdings Co. Ltd.	300	3,165
Mirai Corp. REIT	347	110,917
Mitsubishi Chemical Group Corp.	22,200	132,584
Mitsubishi Corp.	10,000	479,469
Mitsubishi Electric Corp.	57,000	799,384
Mitsubishi UFJ Financial Group, Inc.	101,200	745,688
Mitsui & Co. Ltd.	10,000	374,373
Mitsuuroko Group Holdings Co. Ltd.	1,500	14,363
Money Forward, Inc. (a)(b)	1,400	55,008
Monogatari Corp. (b)	1,800	43,401
MS&AD Insurance Group Holdings, Inc.	10,000	352,579
Murata Manufacturing Co. Ltd.	21,500	1,225,129
Security Description	Shares	Value
NEC Corp.	200	$9,638
Nexon Co. Ltd.	300	5,702
Nidec Corp.	100	5,428
Nihon M&A Center Holdings, Inc.	2,500	19,001
Nintendo Co. Ltd.	8,000	362,099
Nippon Paint Holdings Co. Ltd.	1,800	14,733
Nippon Steel Corp. (b)	19,600	407,364
Nissan Motor Co. Ltd.	22,100	89,938
Nissan Shatai Co. Ltd.	10,800	62,692
Nitto Denko Corp.	1,700	125,029
Nomura Holdings, Inc.	57,400	217,313
NTT Data Corp.	22,400	311,044
Obayashi Corp.	54,400	468,216
Oisix ra daichi, Inc. (a)(b)	1,700	28,911
Olympus Corp.	2,100	32,924
One REIT, Inc. (b)	13	22,405
Open Door, Inc. (a)(b)	700	6,233
Oriental Land Co. Ltd.	1,500	58,128
ORIX Corp.	22,200	401,270
Osaka Gas Co. Ltd.	12,300	187,859
Osaka Organic Chemical Industry Ltd.	200	4,006
Outsourcing, Inc.	1,500	14,130
Panasonic Holdings Corp.	32,200	390,651
PeptiDream, Inc. (a)(b)	300	4,442
Pharma Foods International Co. Ltd. (b)	2,400	34,472
PKSHA Technology, Inc. (a)(b)	2,400	51,226
Plus Alpha Consulting Co. Ltd.	900	20,673
Raksul, Inc. (a)(b)	1,400	13,009
Rakus Co. Ltd. (b)	2,000	33,618
Recruit Holdings Co. Ltd.	6,800	214,677
RENOVA, Inc. (a)(b)	1,100	12,329
Resona Holdings, Inc.	34,900	166,683
Riso Kyoiku Co. Ltd.	9,300	16,923
Rohm Co. Ltd.	1,700	159,020
Rorze Corp. (b)	500	40,163
Round One Corp. (b)	1,500	5,905
RS Technologies Co. Ltd.	1,400	30,899
Samty Residential Investment Corp. REIT (b)	221	182,415
SanBio Co. Ltd. (a)(b)	3,200	13,550
Sansan, Inc. (a)	3,700	43,007
Secom Co. Ltd.	1,700	114,549
Septeni Holdings Co. Ltd. (b)	1,100	3,044
Seven & i Holdings Co. Ltd.	1,700	72,982
SHIFT, Inc. (a)	400	72,495
Shin-Etsu Chemical Co. Ltd.	8,500	280,403
SMS Co. Ltd.	900	17,890
SoftBank Group Corp.	16,500	773,200
Sompo Holdings, Inc.	10,100	451,350
Sony Group Corp.	15,400	1,381,402
Sosei Group Corp. (a)(b)	400	4,151
S-Pool, Inc. (b)	9,300	33,909
SRE Holdings Corp. (a)	900	23,787

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Starts Proceed Investment Corp. REIT	7	$11,284
Strike Co. Ltd.	600	14,384
Sumitomo Chemical Co. Ltd.	53,900	162,780
Sumitomo Corp.	12,300	258,791
Sumitomo Electric Industries Ltd.	10,100	122,778
Sumitomo Mitsui Financial Group, Inc.	10,100	430,386
Sumitomo Mitsui Trust Holdings, Inc.	1,700	60,138
Suruga Bank Ltd.	1,700	6,787
T&D Holdings, Inc.	22,000	320,483
Takara Holdings, Inc.	1,300	10,510
Takeda Pharmaceutical Co. Ltd.	1,700	53,246
Tama Home Co. Ltd. (b)	3,300	75,459
TDK Corp.	4,100	157,918
TechMatrix Corp. (b)	1,000	12,855
Teijin Ltd.	12,300	122,672
Terumo Corp.	22,400	707,018
TKP Corp. (a)	1,400	26,521
Toho Titanium Co. Ltd. (b)	1,600	19,306
Tokio Marine Holdings, Inc.	34,600	793,572
Tokyo Electron Ltd.	5,100	725,471
Tokyu Corp. (b)	31,000	372,017
TOPPAN, Inc.	22,500	482,582
Toridoll Holdings Corp.	700	15,183
Toshiba Corp.	1,700	53,128
Toyo Gosei Co. Ltd. (b)	600	42,799
Toyota Motor Corp.	112,500	1,796,840
Toyota Tsusho Corp.	12,200	602,593
Tri Chemical Laboratories, Inc.	1,200	23,156
Tsuburaya Fields Holdings, Inc.	900	18,600
UT Group Co. Ltd. (a)(b)	700	14,602
ValueCommerce Co. Ltd.	1,000	9,313
Vector, Inc.	3,600	33,351
Vision, Inc. (a)	2,400	30,520
Visional, Inc. (a)(b)	200	10,987
WDB Holdings Co. Ltd.	2,100	30,831
WealthNavi, Inc. (a)(b)	600	5,559
Weathernews, Inc.	300	13,782
West Holdings Corp.	2,210	38,134
West Japan Railway Co.	1,700	70,454
W-Scope Corp. (a)(b)	400	3,603
Yamada Holdings Co. Ltd. (b)	22,000	64,599
Yamaha Corp.	20,800	792,367
YA-MAN Ltd. (b)	2,900	20,185
Yokowo Co. Ltd. (b)	400	5,120
Zuken, Inc.	400	10,779
		35,209,373
KUWAIT — 0.0% (e)
Al Ahli Bank of Kuwait KSCP	38,931	29,767
Gulf Cables & Electrical Industries Group Co. KSCP	1,303	4,858
Jazeera Airways Co. KSCP	6,232	37,552
Security Description	Shares	Value
National Investments Co. KSCP	17,372	$11,531
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	21,569	14,035
Warba Bank KSCP	47,680	33,043
		130,786
LUXEMBOURG — 0.0% (e)
ArcelorMittal SA	6,606	179,674
MACAU — 0.0% (e)
Sands China Ltd. (a)	38,800	132,195
MALAYSIA — 0.1%
Carlsberg Brewery Malaysia Bhd Class B	17,200	75,028
CIMB Group Holdings Bhd	49,244	53,385
CTOS Digital Bhd	53,500	15,932
Dagang NeXchange Bhd (a)	62,200	6,330
DRB-Hicom Bhd	78,800	22,623
Fraser & Neave Holdings Bhd	10,100	54,574
Frontken Corp. Bhd	58,900	39,750
Greatech Technology Bhd (a)	7,100	6,647
Hartalega Holdings Bhd	2,800	1,134
Heineken Malaysia Bhd	9,100	50,886
Kossan Rubber Industries Bhd	12,400	3,427
Malayan Banking Bhd	26,504	49,005
Mega First Corp. BHD	39,400	25,915
Pentamaster Corp. Bhd	18,750	19,764
Public Bank Bhd	111,200	91,724
Supermax Corp. Bhd	44,220	7,579
Tenaga Nasional Bhd	18,900	36,646
Top Glove Corp. Bhd (a)	37,300	6,473
		566,822
MEXICO — 0.3%
America Movil SAB de CV	441,732	479,066
Cemex SAB de CV Series CPO (a)	204,396	144,205
Fomento Economico Mexicano SAB de CV (b)	45,436	502,113
Grupo Financiero Banorte SAB de CV Class O	43,693	359,750
Grupo Mexico SAB de CV	69,411	333,527
Grupo Televisa SAB Series CPO (b)	38,597	39,631
Industrias Penoles SAB de CV (a)(b)	2,038	28,571
TF Administradora Industrial S de Real de CV REIT	22,820	43,709
		1,930,572
NETHERLANDS — 1.3%
Adyen NV (a)(c)	74	128,028
Akzo Nobel NV	3,734	304,394
Alfen NV (a)(b)(c)	881	59,189
ASML Holding NV	3,950	2,857,166
Fastned BV CVA (a)(b)	948	28,080

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Heineken NV	3,065	$314,930
ING Groep NV	31,387	422,493
Koninklijke Ahold Delhaize NV	16,981	579,131
Koninklijke KPN NV	2,698	9,622
Koninklijke Philips NV (a)	15,222	328,956
Meltwater NV (a)	7,011	11,740
Pharming Group NV (a)(b)	24,234	28,396
Redcare Pharmacy NV (a)(c)	180	18,625
Shell PLC	60,100	1,789,862
Universal Music Group NV (b)	21,274	472,322
Wolters Kluwer NV	2,418	306,804
		7,659,738
NORWAY — 0.2%
Aker Carbon Capture ASA (a)	5,379	7,049
Crayon Group Holding ASA (a)(b)(c)	16,453	161,251
DNB Bank ASA	21,380	400,518
FLEX LNG Ltd.	2,944	89,912
FREYR Battery SA (a)(b)	2,095	19,588
Frontline PLC	1,937	27,930
Hexagon Purus ASA (a)(b)	5,665	10,760
Kahoot! ASA (a)(b)	19,886	54,348
Norsk Hydro ASA	59,164	352,326
Telenor ASA (b)	17,527	177,993
		1,301,675
PERU — 0.0% (e)
Cia de Minas Buenaventura SAA ADR	456	3,352
PHILIPPINES — 0.0% (e)
PLDT, Inc. ADR (b)	1,744	40,757
TaskUS, Inc. Class A (a)(b)	887	10,041
		50,798
POLAND — 0.0% (e)
CCC SA (a)	381	3,953
Jastrzebska Spolka Weglowa SA (a)	502	4,948
LiveChat Software SA	227	7,196
Polski Koncern Naftowy ORLEN SA	2,064	32,721
Powszechna Kasa Oszczednosci Bank Polski SA	7,107	63,234
		112,052
PUERTO RICO — 0.0% (e)
Liberty Latin America Ltd. Class C (a)	1,153	9,939
RUSSIA — 0.0%
Gazprom PJSC (d)	81,484	—
LUKOIL PJSC (a)(d)	3,048	—
MMC Norilsk Nickel PJSC ADR (a)(d)	827	—
Mobile TeleSystems PJSC ADR (a)(d)	9,679	—
Security Description	Shares	Value
Sberbank of Russia PJSC (a)(d)	79,092	$—
Surgutneftegas PJSC Preference Shares ADR (a)(d)	492	—
Tatneft PJSC ADR (a)(d)	4,676	—
		—
SAUDI ARABIA — 0.5%
ACWA Power Co.	586	26,060
Al Jouf Agricultural Development Co.	4,037	57,476
Al Rajhi Bank	2,053	39,958
Al Rajhi Co. for Co-operative Insurance (a)	1,310	47,850
Alamar Foods	590	20,607
Aldrees Petroleum & Transport Services Co.	13,584	449,818
AlKhorayef Water & Power Technologies Co.	2,251	95,425
Alujain Corp.	355	4,221
Amlak International Finance Co.	51,951	217,184
Astra Industrial Group	479	11,123
Bank AlBilad	1,219	12,578
City Cement Co.	8,867	60,284
Dur Hospitality Co. (a)	13,493	99,650
Eastern Province Cement Co.	1,074	13,415
Etihad Etisalat Co.	2,275	29,054
Fawaz Abdulaziz Al Hokair & Co. Class C (a)	648	2,771
Halwani Brothers Co. (a)	8,444	140,032
Herfy Food Services Co.	3,146	31,286
Jadwa REIT Saudi Fund	40,408	144,580
Leejam Sports Co. JSC	4,017	138,159
Maharah Human Resources Co.	2,720	40,829
Methanol Chemicals Co. (a)	596	4,012
Middle East Healthcare Co. (a)	591	11,140
Mobile Telecommunications Co. Saudi Arabia (a)	36,577	138,089
Najran Cement Co.	43,094	162,463
National Agriculture Development Co. (a)	2,673	29,433
National Co. for Learning & Education	349	10,887
National Gas & Industrialization Co.	761	13,127
National Medical Care Co.	626	21,464
Northern Region Cement Co.	13,739	43,810
Qassim Cement Co.	393	7,649
Riyad REIT Fund	19,485	46,599
Saudi Airlines Catering Co.	281	7,402
Saudi Arabian Mining Co. (a)	6,270	70,545
Saudi Ceramic Co.	6,772	60,124
Saudi Co. For Hardware CJSC (a)	2,569	24,555
Saudi Fisheries Co. (a)	5,063	41,374

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Saudi Ground Services Co. (a)	644	$5,898
Saudi Industrial Services Co.	1,659	12,783
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	1,986	20,148
Saudi Research & Media Group (a)	904	45,505
Saudia Dairy & Foodstuff Co.	433	36,827
Sinad Holding Co. (a)	12,698	43,538
Yamama Cement Co.	9,203	92,381
		2,632,113
SINGAPORE — 0.3%
CapitaLand Ascott Trust Stapled Security (b)	10,535	8,407
CapitaLand Integrated Commercial Trust REIT	17,997	25,399
Capitaland Investment Ltd.	175,984	430,419
DBS Group Holdings Ltd.	12,297	286,311
Grab Holdings Ltd. Class A (a)(b)	4,541	15,576
Nanofilm Technologies International Ltd. (b)	4,300	4,289
Scilex Holding Co. (a)	1,301	7,247
Sea Ltd. ADR (a)	2,964	172,030
Singapore Exchange Ltd.	112,000	795,300
Singapore Telecommunications Ltd.	54,200	100,122
TDCX, Inc. ADR (a)	1,199	9,484
		1,854,584
SOUTH AFRICA — 0.4%
Anglo American PLC	13,133	372,836
Discovery Ltd. (a)	63,585	490,908
FirstRand Ltd.	63,005	228,457
Gold Fields Ltd.	10,709	148,318
Harmony Gold Mining Co. Ltd.	8,693	36,468
Impala Platinum Holdings Ltd. (b)	6,984	46,330
MTN Group Ltd.	23,243	169,974
MultiChoice Group	2,600	13,142
Naspers Ltd. Class N	1,338	240,739
Nedbank Group Ltd.	2,433	29,439
Old Mutual Ltd. (b)	14,307	9,240
Sanlam Ltd.	58,291	180,045
Sasol Ltd.	4,514	55,737
Standard Bank Group Ltd.	15,020	141,166
		2,162,799
SOUTH KOREA — 1.3%
ABLBio, Inc. (a)(b)	1,909	28,164
Advanced Nano Products Co. Ltd.	414	38,866
AfreecaTV Co. Ltd.	167	9,277
Ahnlab, Inc.	574	27,836
Alteogen, Inc. (a)	643	20,959
Ananti, Inc. (a)(b)	1,433	7,635
Asiana Airlines, Inc. (a)	830	7,723
Security Description	Shares	Value
BH Co. Ltd. (b)	3,230	$66,186
Bioneer Corp. (a)(b)	773	28,541
Cellivery Therapeutics, Inc. (a)	2,627	13,318
Celltrion Healthcare Co. Ltd.	647	32,162
Celltrion Pharm, Inc. (a)	104	6,022
Celltrion, Inc.	455	52,798
Chunbo Co. Ltd. (b)	47	6,870
Connectwave Co. Ltd. (a)	1,986	20,257
Cosmax, Inc. (a)	89	6,282
CosmoAM&T Co. Ltd. (a)	75	10,633
Cosmochemical Co. Ltd. (a)	559	19,876
CS Wind Corp.	111	7,270
Daejoo Electronic Materials Co. Ltd. (b)	75	5,493
Dear U Co. Ltd. (a)	727	21,545
Delivery Hero SE (a)(c)	43	1,896
Dentium Co. Ltd.	108	11,885
Devsisters Co. Ltd. (a)(b)	807	26,672
Dongwon Systems Corp.	127	3,576
Duk San Neolux Co. Ltd. (a)	2,290	79,772
Echo Marketing, Inc.	3,310	25,874
Ecopro BM Co. Ltd. (b)	290	54,802
Ecopro Co. Ltd. (b)	168	96,135
Ecopro HN Co. Ltd.	338	15,878
E-MART, Inc.	111	6,478
Enplus Co. Ltd. (a)	1,224	8,407
Eoflow Co. Ltd. (a)	358	7,703
EV Advanced Material Co. Ltd. (a)	929	4,251
Foosung Co. Ltd. (b)	430	4,144
GC Cell Corp.	1,710	50,872
GemVax & Kael Co. Ltd. (a)	2,206	23,623
GeneOne Life Science, Inc. (a)	2,825	8,361
Genexine, Inc. (a)	1,969	15,242
Geolit Energy Co. Ltd. (a)	1,751	14,830
Hana Financial Group, Inc.	1,241	36,920
Hanall Biopharma Co. Ltd. (a)	726	11,433
HD Hyundai Electric Co. Ltd.	334	16,502
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	262	23,165
Helixmith Co. Ltd. (a)	2,771	13,796
Hite Jinro Co. Ltd.	883	14,475
HLB Life Science Co. Ltd. (a)(b)	607	4,676
HLB, Inc. (a)(b)	658	16,230
Humasis Co. Ltd. (a)(b)	3,472	6,785
Hwaseung Enterprise Co. Ltd.	1,034	7,267
HYBE Co. Ltd. (a)	222	47,428
Hydro Lithium, Inc. (a)	283	6,454
Hyundai Bioscience Co. Ltd. (a)(b)	460	9,286
Hyundai Mobis Co. Ltd.	827	145,925
Hyundai Motor Co.	1,798	281,780
Hyundai Steel Co.	572	14,651
Hyundai Wia Corp.	135	6,864
Iljin Hysolus Co. Ltd. (a)	480	12,040

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Intellian Technologies, Inc. (b)	335	$18,661
JW Pharmaceutical Corp.	4,264	75,077
JYP Entertainment Corp.	134	13,302
Kakao Corp.	287	10,695
Kangwon Energy Co. Ltd. (a)	403	7,034
KB Financial Group, Inc.	4,399	159,414
KG DONGBUSTEEL (b)	608	4,171
Kia Corp.	933	62,665
KMW Co. Ltd. (a)	230	2,585
Koh Young Technology, Inc.	369	4,313
Kolmar BNH Co. Ltd.	1,249	18,152
KoMiCo Ltd.	159	7,445
Korea Electric Power Corp. ADR (a)(b)	3,517	27,257
KT&G Corp.	1,306	82,068
Kum Yang Co. Ltd. (a)(b)	610	24,582
L&C Bio Co. Ltd. (b)	2,148	56,323
L&F Co. Ltd. (b)	117	21,577
Lake Materials Co. Ltd. (a)	1,400	20,559
LegoChem Biosciences, Inc. (a)	152	4,205
LG Chem Ltd. Preference Shares	1,754	468,568
LG Electronics, Inc.	412	39,616
LG H&H Co. Ltd.	227	79,075
Lotte Chemical Corp.	24	2,816
Lotte Tour Development Co. Ltd. (a)	1,061	8,447
Lunit, Inc. (a)	162	17,987
MedPacto, Inc. (a)	3,395	49,470
Medytox, Inc.	57	10,187
MNTech Co. Ltd.	805	13,532
Myoung Shin Industrial Co. Ltd. (a)	734	13,091
Namhae Chemical Corp.	643	4,202
Naturecell Co. Ltd. (a)(b)	3,710	23,173
NAVER Corp.	2,365	328,101
Neowiz (a)	286	8,530
NEPES Corp. (a)	250	3,734
Nexon Games Co. Ltd. (a)(b)	2,205	37,903
NEXTIN, Inc.	581	33,599
NHN KCP Corp.	792	6,029
NICE Information Service Co. Ltd.	3,178	24,649
NKMax Co. Ltd. (a)	3,278	35,699
Oscotec, Inc. (a)(b)	989	17,413
Park Systems Corp.	96	13,690
PharmaResearch Co. Ltd.	137	14,941
Pharmicell Co. Ltd. (a)	1,098	6,208
POSCO Future M Co. Ltd. (b)	187	50,097
POSCO Holdings, Inc. ADR (b)	6,437	476,016
Posco M-Tech Co. Ltd.	336	5,890
Rainbow Robotics (a)	65	4,524
RFHIC Corp.	251	4,172
S&S Tech Corp.	326	13,706
Sam Chun Dang Pharm Co. Ltd. (a)	1,452	60,498
Security Description	Shares	Value
Samsung C&T Corp.	410	$32,890
Samsung Electronics Co. Ltd. GDR	1,798	2,492,028
Samsung Engineering Co. Ltd. (a)	957	20,554
Samsung Fire & Marine Insurance Co. Ltd.	225	39,274
Samsung Heavy Industries Co. Ltd. (a)	3,098	15,682
Samsung SDI Co. Ltd.	106	53,819
Samsung Securities Co. Ltd.	746	20,382
Sang-A Frontec Co. Ltd.	253	5,453
Seegene, Inc. (b)	396	6,176
Seronics Co. Ltd. (a)	198	6,041
SFA Semicon Co. Ltd. (a)	2,403	9,884
Shin Poong Pharmaceutical Co. Ltd. (a)	1,097	13,237
Shinhan Financial Group Co. Ltd.	4,359	112,477
SK Chemicals Co. Ltd.	113	6,020
SK Hynix, Inc.	6,594	576,503
SK Innovation Co. Ltd. (a)	261	31,396
SK oceanplant Co. Ltd. (a)	1,838	28,107
SK, Inc.	274	30,922
Solus Advanced Materials Co. Ltd.	318	8,942
Soulbrain Co. Ltd.	26	4,953
STCUBE (a)(b)	766	9,249
Sun Kwang Co. Ltd.	1,617	26,507
Taihan Electric Wire Co. Ltd. (a)(b)	379	4,090
TCC Steel	200	5,312
Tokai Carbon Korea Co. Ltd.	87	7,600
Value Added Technology Co. Ltd.	437	10,911
Vaxcell-Bio Therapeutics Co. Ltd. (a)(b)	984	26,324
Webzen, Inc.	309	3,246
Wemade Co. Ltd. (b)	936	27,739
Wysiwyg Studios Co. Ltd. (a)	4,001	9,459
Youlchon Chemical Co. Ltd.	423	9,663
Young Poong Paper Manufacturing Co. Ltd.	999	18,044
Zinus, Inc.	111	2,308
		7,744,631
SPAIN — 0.8%
Acciona SA (b)	4,359	739,031
Acerinox SA	17,226	182,749
ACS Actividades de Construccion y Servicios SA (b)	18,337	643,582
Amadeus IT Group SA (a)	5,747	437,018
Banco Bilbao Vizcaya Argentaria SA	51,266	393,308
Banco Santander SA	122,881	453,804
Distribuidora Internacional de Alimentacion SA (a)	668,863	10,435

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Grenergy Renovables SA (a)(b)	208	$6,399
Iberdrola SA	57,554	750,358
Industria de Diseno Textil SA	11,421	441,843
Repsol SA (b)	9,864	143,452
Telefonica SA (b)	48,221	195,496
		4,397,475
SWEDEN — 0.8%
Alleima AB	3,364	15,279
Assa Abloy AB Class B	19,445	466,264
Atlas Copco AB Class B	62,822	780,818
Boozt AB (a)(b)(c)	5,521	61,593
Camurus AB (a)	2,256	58,189
Cellavision AB (b)	181	3,077
Epiroc AB Class B	18,099	292,063
Evolution AB (c)	3,126	395,276
Fortnox AB	7,958	46,917
GARO AB	1,437	8,361
Industrivarden AB Class A	246	6,805
MIPS AB (b)	2,015	99,656
Orron Energy ab (a)(b)	2,738	2,873
PowerCell Sweden AB (a)(b)	2,293	17,820
Sandvik AB	16,789	326,724
Securitas AB Class B (b)	40,800	334,142
Sedana Medical AB (a)(b)	20	50
Skandinaviska Enskilda Banken AB Class A	39,659	437,482
Skanska AB Class B	17,171	240,286
SKF AB Class B	12,207	212,015
Stillfront Group AB (a)	16,798	28,040
Svenska Handelsbanken AB Class A	16,050	134,239
Tele2 AB Class B	11,997	98,985
Telefonaktiebolaget LM Ericsson Class B	32,073	173,441
Telia Co. AB	27,598	60,427
Volvo AB Class A	21,239	451,471
Xvivo Perfusion AB (a)	508	14,274
		4,766,567
SWITZERLAND — 1.6%
ABB Ltd.	23,868	938,553
Accelleron Industries AG	1,186	28,396
Adecco Group AG	4,638	151,533
Alcon, Inc.	3,143	260,321
Basilea Pharmaceutica AG (a)	589	27,816
Cie Financiere Richemont SA Class A	6,451	1,093,494
DSM-Firmenich AG (a)	5,981	643,522
Geberit AG	1,793	938,136
Givaudan SA	224	742,368
Gurit Holding AG Class BR (a)(b)	161	14,990
Kuehne & Nagel International AG	2,143	634,049
Security Description	Shares	Value
Meyer Burger Technology AG (a)(b)	18,989	$12,820
Novartis AG	15,383	1,547,499
Sensirion Holding AG (a)(c)	309	33,848
SGS SA	5,575	526,934
Swatch Group AG Bearer Shares	678	197,872
UBS Group AG	37,987	768,317
Vetropack Holding AG	87	4,036
Zurich Insurance Group AG	1,110	527,177
		9,091,681
TAIWAN — 1.8%
Actron Technology Corp.	3,000	16,423
Adimmune Corp. (a)	16,000	19,368
Advanced Energy Solution Holding Co. Ltd.	1,000	26,104
Advanced Wireless Semiconductor Co. (b)	3,000	8,698
Alchip Technologies Ltd.	4,000	230,538
Allied Supreme Corp. (b)	1,000	10,259
Amazing Microelectronic Corp. (b)	8,322	30,061
Andes Technology Corp.	4,000	61,070
AP Memory Technology Corp. (b)	4,000	39,044
Asia Pacific Telecom Co. Ltd. (a)	80,000	17,184
AUO Corp. ADR (b)	38,652	230,752
AURAS Technology Co. Ltd. (b)	2,000	19,072
Bank of Kaohsiung Co. Ltd.	119,250	47,670
Bizlink Holding, Inc.	1,025	10,597
Career Technology MFG. Co. Ltd. (a)	12,729	10,913
Century Iron & Steel Industrial Co. Ltd.	4,000	17,467
Chailease Holding Co. Ltd. (a)	4,000	26,200
Charoen Pokphand Enterprise	5,500	16,600
Chief Telecom, Inc.	3,000	35,737
Chun Yuan Steel Industry Co. Ltd. (a)	20,000	11,688
Chunghwa Telecom Co. Ltd. ADR (b)	15,519	578,704
CTBC Financial Holding Co. Ltd.	146,000	116,493
Darfon Electronics Corp.	8,000	11,893
E Ink Holdings, Inc.	4,000	28,898
EirGenix, Inc. (a)	16,000	57,538
Elite Semiconductor Microelectronics Technology, Inc. (b)	11,000	28,997
Episil Technologies, Inc. (b)	17,090	45,984
Episil-Precision, Inc.	2,017	4,236
Ever Supreme Bio Technology Co. Ltd. (b)	7,147	44,863
Evergreen Marine Corp. Taiwan Ltd.	1,600	4,803

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Everlight Chemical Industrial Corp. (b)	23,000	$16,099
Faraday Technology Corp. (b)	12,000	81,299
Fitipower Integrated Technology, Inc.	16,353	75,085
FocalTech Systems Co. Ltd. (b)	28,000	70,484
Formosa Chemicals & Fibre Corp.	11,000	23,699
Formosa Plastics Corp.	14,000	38,524
Fulgent Sun International Holding Co. Ltd. (b)	5,000	22,155
Genius Electronic Optical Co. Ltd. (b)	1,079	13,719
Global PMX Co. Ltd.	1,000	5,073
Global Unichip Corp.	1,000	51,534
Globalwafers Co. Ltd.	1,000	15,958
Gold Circuit Electronics Ltd.	65,800	308,459
Gudeng Precision Industrial Co. Ltd.	1,000	13,758
Hon Hai Precision Industry Co. Ltd. GDR	90,406	650,019
International Games System Co. Ltd. Class C	8,000	158,744
Jentech Precision Industrial Co. Ltd.	3,299	68,322
Johnson Health Tech Co. Ltd.	9,000	20,748
Kaori Heat Treatment Co. Ltd.	2,000	21,737
Kinsus Interconnect Technology Corp.	8,000	29,925
KMC Kuei Meng International, Inc.	7,000	33,939
LandMark Optoelectronics Corp.	4,000	13,100
Lotus Pharmaceutical Co. Ltd. (a)(b)	3,000	31,354
M31 Technology Corp. (a)	1,000	31,113
MediaTek, Inc.	5,000	110,453
Medigen Vaccine Biologics Corp. (a)	21,303	42,135
Microbio Co. Ltd. (b)	5,275	9,790
Nan Ya Plastics Corp.	16,000	37,246
Nuvoton Technology Corp. (b)	17,000	70,141
O-Bank Co. Ltd.	19,000	6,223
OBI Pharma, Inc. (a)	37,000	115,475
Oneness Biotech Co. Ltd.	1,136	7,879
Oriental Union Chemical Corp.	18,000	12,802
Pan Jit International, Inc. (b)	24,500	54,515
Pegavision Corp. (b)	1,000	11,077
Pharmally International Holding Co. Ltd. (a)(d)	1,282	—
Polaris Group (a)	8,000	20,960
Quang Viet Enterprise Co. Ltd.	10,000	39,975
RDC Semiconductor Co. Ltd. (a)	5,000	25,847
RichWave Technology Corp. (a)	17,042	96,853
San Fu Chemical Co. Ltd. (b)	10,000	45,273
Security Description	Shares	Value
Sanyang Motor Co. Ltd.	40,000	$114,948
SDI Corp.	8,000	33,393
Sensortek Technology Corp. (b)	1,000	10,435
Sesoda Corp. (b)	9,000	11,198
Shinfox Energy Co. Ltd. (b)	26,000	98,091
Shiny Chemical Industrial Co. Ltd. (a)	1,000	4,222
Sincere Navigation Corp. (b)	37,000	23,879
Speed Tech Corp.	40,000	67,299
Sporton International, Inc. (a)	11,200	91,342
Sunplus Technology Co. Ltd.	3,000	2,769
T3EX Global Holdings Corp.	1,000	2,277
TaiDoc Technology Corp. (b)	1,000	5,972
Taigen Biopharmaceuticals Holdings Ltd. (a)	84,000	48,143
TaiMed Biologics, Inc. (a)	8,000	27,228
Taiwan Cogeneration Corp.	17,037	30,196
Taiwan Mask Corp.	22,000	58,701
Taiwan Semiconductor Co. Ltd. (b)	40,000	124,709
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	40,564	4,093,719
Taiwan Surface Mounting Technology Corp.	3,000	9,681
Taiwan Union Technology Corp.	2,000	4,848
TCI Co. Ltd.	459	2,616
Thinking Electronic Industrial Co. Ltd.	1,000	5,298
Topkey Corp.	4,000	24,788
TSEC Corp. (b)	24,827	28,458
Tung Thih Electronic Co. Ltd. (b)	3,000	14,015
Unimicron Technology Corp.	2,000	11,302
Union Bank of Taiwan	40,000	21,127
United Integrated Services Co. Ltd. (a)	7,000	48,997
United Microelectronics Corp. ADR (b)	60,699	478,915
United Renewable Energy Co. Ltd. (a)(b)	582,879	366,820
Universal Vision Biotechnology Co. Ltd.	4,200	57,179
VIA Labs, Inc.	1,000	6,935
Via Technologies, Inc. (b)	2,000	5,202
Visual Photonics Epitaxy Co. Ltd.	2,000	7,481
Vivotek, Inc.	8,000	54,199
Voltronic Power Technology Corp.	1,000	63,093
Wafer Works Corp. (b)	13,229	20,091
Win Semiconductors Corp.	2,000	10,532
XinTec, Inc. (b)	15,000	61,889
Yageo Corp.	318	5,018
Yulon Motor Co. Ltd. (b)	16,896	44,811
		10,511,161

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
THAILAND — 0.2%
Absolute Clean Energy PCL (a)	2,154,600	$118,502
Asia Sermkij Leasing PCL	16,900	11,917
B Grimm Power PCL	62,800	61,551
Bangkok Airways PCL (a)	16,000	6,950
Bangkok Aviation Fuel Services PCL (a)	22,800	21,061
Banpu Power PCL	80,600	32,508
BCPG PCL	146,200	37,730
BEC World PCL	199,300	45,251
Beyond Securities PCL (a)	56,700	9,835
Carabao Group PCL Class F	19,300	35,655
CK Power PCL	375,000	37,019
CP ALL PCL NVDR	43,600	76,858
Delta Electronics Thailand PCL	31,500	81,737
Dhipaya Group Holdings PCL	2,900	3,476
Ditto Thailand PCL	31,560	27,372
Energy Absolute PCL	19,305	31,036
Erawan Group PCL (a)	243,200	33,062
Esso Thailand PCL	34,798	8,637
Forth Corp. PCL	7,700	5,810
Global Power Synergy PCL Class F	19,800	30,296
Gunkul Engineering PCL	446,800	40,074
Hana Microelectronics PCL	4,200	5,597
Ichitan Group PCL	48,600	18,916
Jasmine International PCL (a)(b)	232,400	9,046
Muangthai Capital PCL	8,800	9,742
Nex Point Parts PCL (a)	73,800	20,191
One Enterprise Public Co. Ltd.	38,300	5,671
Osotspa PCL	41,000	34,403
Plan B Media PCL Class F	203,600	46,227
Prima Marine PCL	132,400	22,779
PTT PCL	113,000	106,769
R&B Food Supply PCL	32,000	9,748
Ratchthani Leasing PCL	229,800	20,870
RS PCL	188,160	79,074
Sabuy Technology PCL	78,680	19,861
Sappe PCL	7,100	16,271
SCB X PCL NVDR	9,400	28,236
Singer Thailand PCL	14,300	3,630
Singha Estate PCL	90,500	3,267
SISB PCL	59,500	63,351
SPCG PCL	35,300	12,645
Srinanaporn Marketing PCL	32,000	21,571
Star Petroleum Refining PCL	30,800	6,993
Super Energy Corp. PCL (a)	4,859,000	71,264
Thaicom PCL	64,400	19,980
TOA Paint Thailand PCL	4,400	3,382
TQM Alpha PCL NVDR	40,600	30,632
VGI PCL	156,900	13,453
		1,459,906
TURKEY — 0.1%
Akbank TAS	53,078	41,127
Eldorado Gold Corp. (a)(b)	4,414	44,732
Security Description	Shares	Value
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	17,759	$5,041
Koza Anadolu Metal Madencilik Isletmeleri AS (a)	10,437	20,698
Migros Ticaret AS	8,481	69,162
Nuh Cimento Sanayi AS	8,544	44,047
Oyak Cimento Fabrikalari AS (a)	9,268	14,818
Turkiye Is Bankasi AS Class C	87,062	46,954
Vestel Elektronik Sanayi ve Ticaret AS (a)	11,844	25,896
		312,475
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	17,409	38,439
Abu Dhabi Islamic Bank PJSC	8,767	25,396
Agthia Group PJSC	6,886	9,299
Ajman Bank PJSC (a)	293,042	178,711
Al Waha Capital PJSC	42,118	13,531
AL Yah Satellite Communications Co-PJSC-Yah Sat	23,510	16,322
Amanat Holdings PJSC	424,620	116,760
Aramex PJSC	69,562	53,217
Dana Gas PJSC	208,456	48,807
Emirates Telecommunications Group Co. PJSC	2,595	15,826
First Abu Dhabi Bank PJSC	8,789	32,638
Multiply Group PJSC (a)	15,197	13,074
National Central Cooling Co. PJSC	58,100	45,081
Network International Holdings PLC (a)(c)	32,413	158,075
Sharjah Islamic Bank	85,598	48,473
Taaleem Holdings PJSC (a)	66,707	73,371
		887,020
UNITED KINGDOM — 3.3%
3i Group PLC	36,879	913,576
abrdn PLC (b)	86,757	240,671
Alphawave IP Group PLC (a)(b)	2,697	4,917
AO World PLC (a)(b)	18,318	18,468
Aston Martin Lagonda Global Holdings PLC (a)(b)(c)	4,328	19,534
AstraZeneca PLC	10,287	1,474,719
AstraZeneca PLC ADR	8,774	627,955
BAE Systems PLC	52,594	619,842
Barclays PLC	143,723	280,259
boohoo Group PLC (a)	4,859	2,094
BP PLC	128,506	748,835
British American Tobacco PLC	9,743	323,047
British Land Co. PLC REIT	37,694	145,109
BT Group PLC (b)	72,217	112,333
Burberry Group PLC	9,370	252,546
Capita PLC (a)	13,615	4,750
Capricorn Energy PLC (b)	7,052	16,748

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Central Asia Metals PLC	32,576	$74,631
Ceres Power Holdings PLC (a)(b)	7,654	29,543
CK Hutchison Holdings Ltd.	60,420	368,922
CMC Markets PLC (b)(c)	9,954	19,463
CNH Industrial NV	8,111	116,852
Compass Group PLC	25,625	717,376
Craneware PLC (b)	129	2,239
Diageo PLC	16,050	689,491
Eurasia Mining PLC (a)	1,134	38
Greatland Gold PLC (a)(b)	66,341	6,073
Hammerson PLC REIT (b)	337,479	106,834
HSBC Holdings PLC	154,011	1,217,301
Imperial Brands PLC	5,541	122,470
Indivior PLC (a)	1,027	23,802
InterContinental Hotels Group PLC	11,302	780,801
ITM Power PLC (a)(b)	9,977	9,168
J Sainsbury PLC	43,469	148,661
Land Securities Group PLC REIT	24,364	177,860
Learning Technologies Group PLC	27,687	29,093
Liberty Global PLC Class A (a)	2,409	40,616
Liberty Global PLC Class C (a)	9,502	168,851
Lloyds Banking Group PLC	511,035	283,206
M&G PLC	25,893	63,007
Marks & Spencer Group PLC (a)	58,283	142,787
National Grid PLC	11,986	158,556
Next PLC	4,291	376,420
Pearson PLC	5,989	62,588
Quilter PLC (c)	21,820	21,971
Reckitt Benckiser Group PLC	4,742	356,419
RELX PLC (f)	10,394	346,350
RELX PLC (f)	30,735	1,024,064
Rolls-Royce Holdings PLC (a)	83,511	160,372
Sage Group PLC	96,253	1,131,690
Serica Energy PLC	43,602	116,632
Severn Trent PLC	14,718	480,143
Smith & Nephew PLC	26,766	431,487
Smiths Group PLC	20,561	429,746
Soho House & Co., Inc. (a)	3,023	16,385
SSE PLC	14,432	337,789
Standard Chartered PLC	28,791	250,002
Team17 Group PLC (a)	3,332	15,250
TechnipFMC PLC (a)	6,766	112,451
Tesco PLC	55,038	173,812
Unilever PLC (f)	9,152	476,761
Unilever PLC (f)	2	104
United Utilities Group PLC	26,240	320,792
Virgin Money U.K. PLC CDI	812	1,540
Vodafone Group PLC	195,148	183,521
Warehouse Reit PLC (b)	33,677	33,995
Whitbread PLC	18,565	799,185
Security Description	Shares	Value
WPP PLC	20,339	$212,915
		19,175,428
UNITED STATES — 62.1%
10X Genomics, Inc. Class A (a)	1,170	65,333
23andMe Holding Co. Class A (a)	5,227	9,147
2seventy bio, Inc. (a)	1,534	15,524
2U, Inc. (a)	1,199	4,832
3D Systems Corp. (a)	3,929	39,015
3M Co.	5,749	575,417
4D Molecular Therapeutics, Inc. (a)	973	17,582
89bio, Inc. (a)	924	17,510
8x8, Inc. (a)	3,889	16,450
A10 Networks, Inc.	690	10,067
Abbott Laboratories	22,482	2,450,988
AbbVie, Inc.	8,221	1,107,615
Accel Entertainment, Inc. (a)	9,823	103,731
Accenture PLC Class A	5,878	1,813,833
Accolade, Inc. (a)	3,170	42,700
ACM Research, Inc. Class A (a)(b)	2,028	26,526
Activision Blizzard, Inc. (a)	3,114	262,510
ACV Auctions, Inc. Class A (a)	956	16,510
Adaptive Biotechnologies Corp. (a)	3,862	25,914
Addus HomeCare Corp. (a)	100	9,270
Adient PLC (a)	809	31,001
ADMA Biologics, Inc. (a)	8,293	30,601
Adobe, Inc. (a)	5,152	2,519,276
Advanced Micro Devices, Inc. (a)	11,759	1,339,468
Aehr Test Systems (a)(b)	1,118	46,118
AES Corp.	3,438	71,270
Affiliated Managers Group, Inc.	164	24,582
Affirm Holdings, Inc. (a)(b)	2,324	35,627
Aflac, Inc.	22,323	1,558,145
Agenus, Inc. (a)	19,800	31,680
Agilent Technologies, Inc.	11,299	1,358,705
agilon health, Inc. (a)(b)	378	6,555
Agilysys, Inc. (a)	989	67,885
AGNC Investment Corp. REIT (b)	5,399	54,692
Airbnb, Inc. Class A (a)	2,353	301,560
Akero Therapeutics, Inc. (a)	2,656	124,009
Albemarle Corp.	681	151,924
Alcoa Corp.	323	10,959
Aldeyra Therapeutics, Inc. (a)	1,954	16,394
Alector, Inc. (a)	194	1,166
Alexander & Baldwin, Inc. REIT	2,504	46,524
Align Technology, Inc. (a)	222	78,508
Alignment Healthcare, Inc. (a)	1,155	6,641
Alkami Technology, Inc. (a)	1,110	18,193
Allegion PLC	1,929	231,519
Allied Motion Technologies, Inc.	428	17,094

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Allovir, Inc. (a)(b)	3,792	$12,893
Allstate Corp.	7,835	854,328
Ally Financial, Inc.	2,987	80,679
Alnylam Pharmaceuticals, Inc. (a)	222	42,167
Alpha & Omega Semiconductor Ltd. (a)	323	10,594
Alpha Metallurgical Resources, Inc.	129	21,202
Alphabet, Inc. Class A (a)	47,010	5,627,097
Alphabet, Inc. Class C (a)	48,819	5,905,634
Alphatec Holdings, Inc. (a)	1,212	21,792
Alta Equipment Group, Inc.	767	13,292
Altria Group, Inc.	11,761	532,773
Altus Power, Inc. (a)	7,229	39,037
A-Mark Precious Metals, Inc.	345	12,915
Amazon.com, Inc. (a)	76,950	10,031,202
AMC Entertainment Holdings, Inc. Class A (a)(b)	4,546	20,002
Amcor PLC CDI	17,003	168,186
Ameresco, Inc. Class A (a)	164	7,975
American Electric Power Co., Inc.	11,761	990,276
American Express Co.	9,094	1,584,175
American Tower Corp. REIT	5,878	1,139,979
American Well Corp. Class A (a)	7,739	16,252
America's Car-Mart, Inc. (a)	428	42,706
Amgen, Inc.	6,107	1,355,876
Amplitude, Inc. Class A (a)	961	10,571
Amyris, Inc. (a)(b)	21,737	22,389
Annaly Capital Management, Inc. REIT	2,738	54,787
Antero Resources Corp. (a)	545	12,551
APA Corp.	2,593	88,603
Apartment Investment & Management Co. Class A, REIT	13,668	116,451
Apellis Pharmaceuticals, Inc. (a)	289	26,328
Apollo Medical Holdings, Inc. (a)	87	2,749
Appfolio, Inc. Class A (a)	101	17,386
Appian Corp. Class A (a)	220	10,472
Apple, Inc.	130,529	25,318,710
Applied Materials, Inc.	12,085	1,746,766
AppLovin Corp. Class A (a)	367	9,443
Aptiv PLC (a)	100	10,209
Arbor Realty Trust, Inc. REIT	5,765	85,437
Archer-Daniels-Midland Co.	10,865	820,959
Arcturus Therapeutics Holdings, Inc. (a)	1,013	29,053
Arcus Biosciences, Inc. (a)	3,359	68,221
Arcutis Biotherapeutics, Inc. (a)(b)	444	4,231
Ardelyx, Inc. (a)	2,568	8,706
Security Description	Shares	Value
Ares Commercial Real Estate Corp. REIT (b)	24,585	$249,538
Arista Networks, Inc. (a)	824	133,537
Armada Hoffler Properties, Inc. REIT	12,293	143,582
ARMOUR Residential REIT, Inc. (b)	4,733	25,227
Array Technologies, Inc. (a)	2,508	56,681
Arrowhead Pharmaceuticals, Inc. (a)	3,511	125,202
Arvinas, Inc. (a)	1,028	25,515
Asana, Inc. Class A (a)	1,453	32,024
Aspen Aerogels, Inc. (a)	476	3,756
AT&T, Inc.	67,959	1,083,946
Atkore, Inc. (a)	264	41,168
Atlanticus Holdings Corp. (a)	2,469	103,723
Atlassian Corp. Class A (a)	840	140,960
Aurora Innovation, Inc. (a)(b)	4,008	11,784
Autodesk, Inc. (a)	222	45,423
Automatic Data Processing, Inc.	5,878	1,291,926
Avanos Medical, Inc. (a)	763	19,502
AvePoint, Inc. (a)	5,994	34,525
Avidity Biosciences, Inc. (a)	1,403	15,559
AvidXchange Holdings, Inc. (a)	3,936	40,856
Avis Budget Group, Inc. (a)	100	22,867
Axcelis Technologies, Inc. (a)	289	52,982
Axon Enterprise, Inc. (a)	717	139,901
Axonics, Inc. (a)	2,692	135,865
Axsome Therapeutics, Inc. (a)(b)	238	17,103
AZEK Co., Inc. (a)	1,020	30,896
Babcock & Wilcox Enterprises, Inc. (a)	3,957	23,346
Baker Hughes Co.	4,743	149,926
Bancorp, Inc. (a)	4,054	132,363
Bandwidth, Inc. Class A (a)	1,191	16,293
Bank of America Corp.	82,910	2,378,688
Bank of New York Mellon Corp.	17,848	794,593
Bath & Body Works, Inc.	1,707	64,013
Baxter International, Inc.	11,406	519,657
Beam Therapeutics, Inc. (a)	238	7,599
Beauty Health Co. (a)(b)	1,695	14,187
Becton Dickinson & Co.	5,207	1,374,700
BellRing Brands, Inc. (a)	283	10,358
Berkshire Hathaway, Inc. Class B (a)	6,759	2,304,819
BigCommerce Holdings, Inc. Class 1 (a)(b)	589	5,861
Bills Holdings, Inc. (a)(b)	645	75,368
BioCryst Pharmaceuticals, Inc. (a)(b)	5,792	40,776
Biogen, Inc. (a)	3,086	879,047
Biohaven Ltd. (a)	512	12,247
BioLife Solutions, Inc. (a)	1,746	38,587
Bioxcel Therapeutics, Inc. (a)(b)	1,991	13,260

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
BJ's Restaurants, Inc. (a)	949	$30,178
BlackRock, Inc.	264	182,461
Blackstone, Inc.	2,485	231,030
Blink Charging Co. (a)(b)	4,925	29,501
Block, Inc. CDI (a)(f)	968	62,431
Block, Inc. (a)(f)	2,753	183,267
Bloom Energy Corp. Class A (a)(b)	2,471	40,401
BlueLinx Holdings, Inc. (a)	164	15,380
Boeing Co. (a)	4,862	1,026,660
Booking Holdings, Inc. (a)	449	1,212,448
Boston Beer Co., Inc. Class A (a)	101	31,152
Boston Omaha Corp. Class A (a)	222	4,178
Braze, Inc. Class A (a)	605	26,493
Bridgebio Pharma, Inc. (a)(b)	6,740	115,928
Brighthouse Financial, Inc. (a)	1,481	70,125
BrightSpire Capital, Inc. REIT	37,408	251,756
Bristol-Myers Squibb Co.	17,862	1,142,275
Broadcom, Inc.	4,102	3,558,198
Bumble, Inc. Class A (a)	281	4,715
Burlington Stores, Inc. (a)	100	15,739
Butterfly Network, Inc. (a)(b)	9,834	22,618
C3.ai, Inc. Class A (a)(b)	1,028	37,450
Cadence Design Systems, Inc. (a)	412	96,622
Caesars Entertainment, Inc. (a)	1,435	73,142
Calix, Inc. (a)	264	13,176
Callon Petroleum Co. (a)	403	14,133
Cambium Networks Corp. (a)	651	9,908
Cano Health, Inc. (a)(b)	888	1,234
Canoo, Inc. (a)(b)	42,750	20,494
Capital City Bank Group, Inc.	567	17,373
Capital One Financial Corp.	5,878	642,877
CareDx, Inc. (a)	431	3,664
Carnival Corp. (a)	5,878	110,683
Carnival PLC (a)	1,416	23,412
Carrier Global Corp.	5,878	292,195
Cars.com, Inc. (a)	1,843	36,528
Carvana Co. (a)	981	25,428
Cass Information Systems, Inc.	567	21,988
Cassava Sciences, Inc. (a)(b)	284	6,964
Castle Biosciences, Inc. (a)	815	11,182
Catalyst Pharmaceuticals, Inc. (a)	3,263	43,855
Caterpillar, Inc.	5,878	1,446,282
Celldex Therapeutics, Inc. (a)	1,764	59,853
Celsius Holdings, Inc. (a)(b)	545	81,309
Centene Corp. (a)	264	17,807
Centrus Energy Corp. Class A (a)	476	15,499
Century Aluminum Co. (a)	452	3,941
Century Communities, Inc.	750	57,465
Certara, Inc. (a)	1,312	23,892
Cerus Corp. (a)	4,054	9,973
CEVA, Inc. (a)	202	5,161
Security Description	Shares	Value
CF Industries Holdings, Inc.	1,776	$123,290
CH Robinson Worldwide, Inc.	5,878	554,589
ChampionX Corp.	4,952	153,710
ChargePoint Holdings, Inc. (a)(b)	3,394	29,833
Charles Schwab Corp.	16,469	933,463
Charter Communications, Inc. Class A (a)	2,173	798,295
Chatham Lodging Trust REIT	7,048	65,969
Chefs' Warehouse, Inc. (a)	317	11,336
Chemours Co.	1,475	54,413
Chevron Corp.	16,120	2,536,482
Chubb Ltd.	7,805	1,502,931
Church & Dwight Co., Inc.	15,087	1,512,170
Cigna Group	1,716	481,510
CIRCOR International, Inc. (a)	264	14,903
Cisco Systems, Inc.	53,927	2,790,183
Citigroup, Inc.	27,618	1,271,533
Citizens Financial Group, Inc.	3,431	89,480
Clean Energy Fuels Corp. (a)	18,024	89,399
Clear Channel Outdoor Holdings, Inc. (a)(b)	24,173	33,117
Clear Secure, Inc. Class A (b)	444	10,287
Cleveland-Cliffs, Inc. (a)	928	15,553
Clorox Co.	5,330	847,683
Cloudflare, Inc. Class A (a)	2,421	158,261
Clover Health Investments Corp. (a)	14,013	12,571
Coastal Financial Corp. (a)	289	10,881
Coca-Cola Co.	23,367	1,407,161
Coeur Mining, Inc. (a)	5,650	16,046
Cognizant Technology Solutions Corp. Class A	11,844	773,176
Coherus Biosciences, Inc. (a)(b)	1,022	4,364
Coinbase Global, Inc. Class A (a)	1,415	101,243
Colgate-Palmolive Co.	9,857	759,383
Collegium Pharmaceutical, Inc. (a)	1,562	33,567
Comcast Corp. Class A	30,125	1,251,694
Community Health Systems, Inc. (a)	8,398	36,951
Community Healthcare Trust, Inc. REIT	7,586	250,490
Compass, Inc. Class A (a)	6,369	22,292
Computer Programs & Systems, Inc. (a)	230	5,679
Conagra Brands, Inc.	11,761	396,581
ConocoPhillips	11,761	1,218,557
CONSOL Energy, Inc.	101	6,849
Constellation Energy Corp.	3,928	359,608
Corning, Inc.	22,524	789,241
Corsair Gaming, Inc. (a)	856	15,185
Corteva, Inc.	9,378	537,359
CoStar Group, Inc. (a)	345	30,705
Costco Wholesale Corp.	4,989	2,685,978

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Coty, Inc. Class A (a)	915	$11,245
Couchbase, Inc. (a)	2,087	33,016
Covenant Logistics Group, Inc.	164	7,188
Crocs, Inc. (a)	478	53,746
Crowdstrike Holdings, Inc. Class A (a)	1,862	273,472
CryoPort, Inc. (a)(b)	1,564	26,979
CS Disco, Inc. (a)(b)	961	7,899
CSL Ltd.	6,757	1,247,599
CSX Corp.	39,005	1,330,071
Cullinan Oncology, Inc. (a)	161	1,732
Cummins, Inc.	5,656	1,386,625
CVS Health Corp.	17,081	1,180,810
Cymabay Therapeutics, Inc. (a)	4,291	46,986
Cytek Biosciences, Inc. (a)	961	8,207
Cytokinetics, Inc. (a)	310	10,112
Danaher Corp.	9,145	2,194,800
Datadog, Inc. Class A (a)	1,432	140,880
Dave & Buster's Entertainment, Inc. (a)	2,599	115,811
Deciphera Pharmaceuticals, Inc. (a)	3,812	53,673
Deere & Co.	3,317	1,344,015
Definitive Healthcare Corp. (a)(b)	1,328	14,608
Dell Technologies, Inc. Class C	1,239	67,042
Denny's Corp. (a)	538	6,628
Designer Brands, Inc. Class A	1,843	18,614
Desktop Metal, Inc. Class A (a)	6,470	11,452
Devon Energy Corp.	2,593	125,346
Dexcom, Inc. (a)	1,612	207,158
DiamondRock Hospitality Co. REIT	3,624	29,028
Digi International, Inc. (a)	345	13,590
Digital Turbine, Inc. (a)	4,367	40,526
DigitalOcean Holdings, Inc. (a)(b)	238	9,553
Dine Brands Global, Inc.	606	35,166
Discover Financial Services	8,453	987,733
DocuSign, Inc. (a)	969	49,506
Dollar Tree, Inc. (a)	4,361	625,804
Domo, Inc. Class B (a)	1,190	17,445
DoorDash, Inc. Class A (a)	1,088	83,145
Dow, Inc.	9,508	506,396
Doximity, Inc. Class A (a)(b)	1,096	37,286
DraftKings, Inc. Class A (a)	3,706	98,468
Duke Energy Corp.	6,424	576,490
DuPont de Nemours, Inc.	6,858	489,936
Dutch Bros, Inc. Class A (a)(b)	217	6,174
DXC Technology Co. (a)	1,928	51,516
Dynavax Technologies Corp. (a)	7,102	91,758
Dyne Therapeutics, Inc. (a)	3,661	41,186
Dynex Capital, Inc. REIT (b)	19,157	241,187
Eagle Bulk Shipping, Inc. (b)	164	7,879
Easterly Government Properties, Inc. REIT (b)	33,249	482,111
Security Description	Shares	Value
Eaton Corp. PLC	9,582	$1,926,940
eBay, Inc.	11,982	535,476
Ebix, Inc.	753	18,976
Ecolab, Inc.	4,042	754,601
Edison International	10,181	707,070
Editas Medicine, Inc. (a)	727	5,983
El Pollo Loco Holdings, Inc.	156	1,368
Elanco Animal Health, Inc. (a)	2,475	24,899
Elastic NV (a)	101	6,476
Electronic Arts, Inc.	222	28,793
Elevance Health, Inc.	3,319	1,474,599
elf Beauty, Inc. (a)	189	21,589
Eli Lilly & Co.	7,565	3,547,834
Ellington Financial, Inc. REIT (b)	4,302	59,368
Embecta Corp.	1,045	22,572
Emerson Electric Co.	11,761	1,063,077
Encore Wire Corp.	100	18,593
Energy Fuels, Inc. (a)(b)	1,820	11,320
EnerSys	692	75,096
Enfusion, Inc. Class A (a)	2,765	31,023
Enliven Therapeutics, Inc. (a)	306	6,245
Enova International, Inc. (a)	164	8,712
Enovix Corp. (a)(b)	2,058	37,126
Enphase Energy, Inc. (a)	878	147,047
EOG Resources, Inc.	8,554	978,920
EPAM Systems, Inc. (a)	359	80,685
EQRx, Inc. (a)	3,746	6,968
EQT Corp.	767	31,547
Equinix, Inc. REIT	345	270,459
Equity Residential REIT	5,878	387,772
Erasca, Inc. (a)	444	1,225
Essential Properties Realty Trust, Inc. REIT	2,944	69,302
Estee Lauder Cos., Inc. Class A	4,990	979,936
Etsy, Inc. (a)	450	38,075
Eventbrite, Inc. Class A (a)	535	5,109
Everbridge, Inc. (a)	605	16,275
Everi Holdings, Inc. (a)	2,376	34,357
EVgo, Inc. (a)	2,772	11,088
Evolent Health, Inc. Class A (a)	1,500	45,450
Evolv Technologies Holdings, Inc. (a)	9,224	55,344
Exact Sciences Corp. (a)	1,047	98,313
Exelon Corp.	11,761	479,143
eXp World Holdings, Inc. (b)	1,819	36,889
Expedia Group, Inc. (a)	434	47,475
Expensify, Inc. Class A (a)	1,328	10,597
Experian PLC	21,899	840,251
Expro Group Holdings NV (a)	702	12,439
Extreme Networks, Inc. (a)	2,076	54,080
Exxon Mobil Corp.	32,546	3,490,559
Fair Isaac Corp. (a)	100	80,921
Fastenal Co.	11,861	699,680
Fastly, Inc. Class A (a)	1,459	23,008

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Fate Therapeutics, Inc. (a)	768	$3,656
FB Financial Corp.	978	27,433
FedEx Corp.	4,440	1,100,676
Ferguson PLC	4,739	747,694
FibroGen, Inc. (a)	323	872
Fidelity National Information Services, Inc.	888	48,574
Figs, Inc. Class A (a)	714	5,905
First Solar, Inc. (a)	567	107,781
FirstEnergy Corp.	11,761	457,268
Fiserv, Inc. (a)	100	12,615
Fisker, Inc. (a)(b)	7,078	39,920
Five Star Bancorp	164	3,669
Five9, Inc. (a)	100	8,245
Fiverr International Ltd. (a)(b)	43	1,118
Fluence Energy, Inc. (a)(b)	1,529	40,733
Flywire Corp. (a)	1,789	55,531
Focus Financial Partners, Inc. Class A (a)	345	18,116
Ford Motor Co.	46,110	697,644
Fortinet, Inc. (a)	2,220	167,810
Fortive Corp.	5,761	430,750
Fox Corp. Class A	8,347	283,798
Franklin BSP Realty Trust, Inc. REIT (b)	750	10,620
Franklin Resources, Inc.	16,761	447,686
Freeport-McMoRan, Inc.	6,846	273,840
Freshworks, Inc. Class A (a)	1,328	23,346
Frontier Group Holdings, Inc. (a)	1,976	19,108
FTAI Aviation Ltd.	667	21,117
FuelCell Energy, Inc. (a)(b)	6,934	14,977
Fulgent Genetics, Inc. (a)(b)	222	8,221
GameStop Corp. Class A (a)	1,752	42,486
GCI Liberty, Inc. (a)(d)	1,328	—
GE HealthCare Technologies, Inc.	1,941	157,687
Genco Shipping & Trading Ltd.	956	13,413
Generac Holdings, Inc. (a)	101	15,062
General Dynamics Corp.	5,878	1,264,652
General Electric Co.	5,811	638,338
General Mills, Inc.	5,878	450,843
General Motors Co.	11,761	453,504
Geron Corp. (a)	18,027	57,867
Gilead Sciences, Inc.	15,140	1,166,840
Ginkgo Bioworks Holdings, Inc. (a)	13,372	24,872
Gitlab, Inc. Class A (a)(b)	673	34,397
Gladstone Commercial Corp. REIT (b)	21,369	264,335
Gladstone Land Corp. REIT (b)	592	9,632
Glaukos Corp. (a)	101	7,192
Global Medical REIT, Inc.	10,428	95,208
Global Payments, Inc.	323	31,822
Globalstar, Inc. (a)(b)	46,991	50,750
GMS, Inc. (a)	770	53,284
Gogo, Inc. (a)	856	14,561
Security Description	Shares	Value
Goldman Sachs Group, Inc.	4,772	$1,539,161
GoodRx Holdings, Inc. Class A (a)	3,314	18,293
Green Brick Partners, Inc. (a)	1,426	80,997
Grid Dynamics Holdings, Inc. (a)	1,183	10,943
GSK PLC	29,489	520,673
Guardant Health, Inc. (a)	482	17,256
GXO Logistics, Inc. (a)	345	21,673
H&E Equipment Services, Inc.	592	27,084
Haemonetics Corp. (a)	101	8,599
Haleon PLC	36,875	151,074
Halliburton Co.	11,761	387,995
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	1,730	43,250
Harley-Davidson, Inc.	164	5,774
Harrow Health, Inc. (a)	306	5,826
HashiCorp, Inc. Class A (a)	618	16,179
HCA Healthcare, Inc.	528	160,237
Health Catalyst, Inc. (a)	3,798	47,475
Healthpeak Properties, Inc. REIT	16,031	322,223
HealthStream, Inc.	2,379	58,428
Hecla Mining Co.	2,375	12,231
Herc Holdings, Inc.	100	13,685
Hershey Co.	4,822	1,204,053
Hess Corp.	5,878	799,114
Hewlett Packard Enterprise Co.	23,634	397,051
Hibbett, Inc.	100	3,629
Hims & Hers Health, Inc. (a)	9,228	86,743
Hippo Holdings, Inc. (a)(b)	153	2,529
HireRight Holdings Corp. (a)	852	9,636
Holcim AG (a)	4,641	312,288
Home Depot, Inc.	10,335	3,210,464
Honeywell International, Inc.	11,575	2,401,813
Host Hotels & Resorts, Inc. REIT	1,284	21,610
HP, Inc.	21,828	670,338
HubSpot, Inc. (a)	222	118,124
Huron Consulting Group, Inc. (a)	101	8,576
I3 Verticals, Inc. Class A (a)	767	17,534
Ichor Holdings Ltd. (a)	218	8,175
Ideaya Biosciences, Inc. (a)	1,566	36,801
IDEXX Laboratories, Inc. (a)	100	50,223
IDT Corp. Class B (a)	264	6,824
IGM Biosciences, Inc. (a)(b)	690	6,369
Illinois Tool Works, Inc.	7,827	1,958,002
Illumina, Inc. (a)	650	121,869
ImmunityBio, Inc. (a)(b)	5,602	15,574
ImmunoGen, Inc. (a)	9,498	179,227
Immunovant, Inc. (a)	1,566	29,707
Inari Medical, Inc. (a)	222	12,907
Ingersoll Rand, Inc.	9,015	589,220
Inhibrx, Inc. (a)(b)	2,511	65,186
Inmode Ltd. (a)	3,393	126,729

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Innovative Industrial Properties, Inc. REIT	1,246	$90,970
Inspire Medical Systems, Inc. (a)	536	174,007
Installed Building Products, Inc.	43	6,027
Insulet Corp. (a)	101	29,122
Intapp, Inc. (a)	1,332	55,824
Intel Corp.	42,366	1,416,719
Intellia Therapeutics, Inc. (a)	1,027	41,881
Intercept Pharmaceuticals, Inc. (a)(b)	1,820	20,129
International Business Machines Corp.	9,528	1,274,942
International Flavors & Fragrances, Inc.	1,743	138,725
International Money Express, Inc. (a)	4,737	116,199
International Seaways, Inc.	484	18,508
Intra-Cellular Therapies, Inc. (a)	2,240	141,837
Intuit, Inc.	4,039	1,850,629
Intuitive Surgical, Inc. (a)	1,011	345,701
IonQ, Inc. (a)	718	9,715
iRhythm Technologies, Inc. (a)	101	10,536
IVERIC bio, Inc. (a)	567	22,306
J M Smucker Co.	4,608	680,463
Jamf Holding Corp. (a)	101	1,972
Janus International Group, Inc. (a)	1,220	13,005
Johnson & Johnson	20,000	3,310,400
Johnson Controls International PLC	15,614	1,063,938
JPMorgan Chase & Co.	31,858	4,633,428
Juniper Networks, Inc.	11,761	368,472
Karyopharm Therapeutics, Inc. (a)	5,978	10,701
Kellogg Co.	5,878	396,177
Keysight Technologies, Inc. (a)	5,876	983,936
Kimberly-Clark Corp.	5,878	811,517
Kinder Morgan, Inc.	8,703	149,866
Kiniksa Pharmaceuticals Ltd. Class A (a)	545	7,674
Kirby Corp. (a)	692	53,249
KKR Real Estate Finance Trust, Inc. REIT	2,842	34,587
KLA Corp.	222	107,674
Kohl's Corp.	4,722	108,842
Koppers Holdings, Inc.	164	5,592
Kraft Heinz Co.	680	24,140
Krystal Biotech, Inc. (a)	2	235
Kura Sushi USA, Inc. Class A (a)(b)	100	9,295
Kymera Therapeutics, Inc. (a)	872	20,047
Kyndryl Holdings, Inc. (a)	1,911	25,378
Lam Research Corp.	544	349,716
Lamb Weston Holdings, Inc.	3,956	454,742
Lantheus Holdings, Inc. (a)	2,380	199,730
Security Description	Shares	Value
Las Vegas Sands Corp. (a)	5,878	$340,924
Lattice Semiconductor Corp. (a)	101	9,703
Leidos Holdings, Inc.	1,480	130,950
Lemonade, Inc. (a)(b)	535	9,015
Lexicon Pharmaceuticals, Inc. (a)(b)	11,782	26,981
LGI Homes, Inc. (a)	43	5,800
Liberty Broadband Corp. Class C (a)	858	68,734
Light & Wonder, Inc. (a)	2,004	137,795
Lightwave Logic, Inc. (a)(b)	1,199	8,357
Lindblad Expeditions Holdings, Inc. (a)(b)	4,508	49,047
Linde PLC (f)	4,941	1,882,916
Linde PLC (f)	530	202,091
Live Oak Bancshares, Inc.	1,120	29,467
Livent Corp. (a)(b)	871	23,892
LivePerson, Inc. (a)	4,628	20,919
Lockheed Martin Corp.	3,363	1,548,258
Lovesac Co. (a)(b)	685	18,461
Lowe's Cos., Inc.	8,548	1,929,284
Lucid Group, Inc. (a)(b)	4,964	34,202
Lululemon Athletica, Inc. (a)	290	109,765
Lumen Technologies, Inc. (b)	3,978	8,990
Luminar Technologies, Inc. (a)(b)	4,274	29,405
Lyft, Inc. Class A (a)	1,030	9,878
LyondellBasell Industries NV Class A	5,777	530,502
M&T Bank Corp.	4,538	561,623
M/I Homes, Inc. (a)	263	22,931
Macy's, Inc.	2,479	39,788
Madrigal Pharmaceuticals, Inc. (a)	238	54,978
Magnite, Inc. (a)	3,853	52,593
Marathon Digital Holdings, Inc. (a)(b)	2,913	40,374
Marathon Oil Corp.	17,670	406,763
Marathon Petroleum Corp.	8,613	1,004,276
Maravai LifeSciences Holdings, Inc. Class A (a)	666	8,278
Marqeta, Inc. Class A (a)	2,418	11,776
Marsh & McLennan Cos., Inc.	11,374	2,139,222
Marvell Technology, Inc.	4,218	252,152
Mastercard, Inc. Class A	5,821	2,289,399
Matador Resources Co.	1,844	96,478
Match Group, Inc. (a)	666	27,872
Matson, Inc.	592	46,016
Mattel, Inc. (a)	367	7,171
Matterport, Inc. (a)	9,562	30,120
MaxCyte, Inc. (a)	4,563	20,944
Maxeon Solar Technologies Ltd. (a)	2,327	65,528
MaxLinear, Inc. (a)	323	10,194
MBIA, Inc. (a)	852	7,361
McCormick & Co., Inc.	10,229	892,276

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
McDonald's Corp.	5,878	$1,754,054
McKesson Corp.	3,106	1,327,225
MediaAlpha, Inc. Class A (a)	1,697	17,496
Medifast, Inc.	448	41,288
Medtronic PLC	19,005	1,674,341
Merchants Bancorp	1,522	38,933
Merck & Co., Inc.	23,483	2,709,703
MeridianLink, Inc. (a)	161	3,349
Mersana Therapeutics, Inc. (a)	8,150	26,814
Meta Platforms, Inc. Class A (a)	19,162	5,499,111
MetLife, Inc.	17,464	987,240
MGP Ingredients, Inc. (b)	77	8,184
Micron Technology, Inc.	4,989	314,856
Microsoft Corp.	59,254	20,178,357
MicroStrategy, Inc. Class A (a)	100	34,242
Microvast Holdings, Inc. (a)(b)	1,948	3,117
MicroVision, Inc. (a)(b)	1,780	8,152
MidWestOne Financial Group, Inc.	264	5,642
MiMedx Group, Inc. (a)	1,110	7,337
Mitek Systems, Inc. (a)	4,072	44,140
Model N, Inc. (a)	293	10,360
Moderna, Inc. (a)	2,633	319,910
Modine Manufacturing Co. (a)	2,882	95,164
Monarch Casino & Resort, Inc.	727	51,217
Monday.com Ltd. (a)	59	10,102
Mondelez International, Inc. Class A	5,878	428,741
MongoDB, Inc. (a)	451	185,357
Monolithic Power Systems, Inc.	100	54,023
Montauk Renewables, Inc. (a)(b)	2,656	19,761
Monte Rosa Therapeutics, Inc. (a)	910	6,234
Montrose Environmental Group, Inc. (a)	770	32,432
Morgan Stanley	17,004	1,452,142
Morphic Holding, Inc. (a)	100	5,733
Mosaic Co.	5,399	188,965
MP Materials Corp. (a)(b)	101	2,311
MRC Global, Inc. (a)	5,213	52,495
Multiplan Corp. (a)(b)	2,894	6,106
N-able, Inc. (a)	545	7,853
NanoString Technologies, Inc. (a)	3,665	14,843
Napco Security Technologies, Inc. (b)	667	23,112
Natera, Inc. (a)	129	6,277
National Beverage Corp. (a)	323	15,617
National Vision Holdings, Inc. (a)	428	10,396
Navitas Semiconductor Corp. (a)	852	8,980
nCino, Inc. (a)	238	7,169
Neogen Corp. (a)	955	20,771
NeoGenomics, Inc. (a)	2,198	35,322
Security Description	Shares	Value
Nestle SA	23,014	$2,767,905
NetApp, Inc.	5,878	449,079
Netflix, Inc. (a)	3,166	1,394,591
Newmont Corp.	5,878	250,755
News Corp. Class A	3,066	59,787
NexPoint Residential Trust, Inc. REIT	10,951	498,051
NextDecade Corp. (a)	1,933	15,870
Nextdoor Holdings, Inc. (a)	3,023	9,855
NextEra Energy, Inc.	23,584	1,749,933
NexTier Oilfield Solutions, Inc. (a)	7,091	63,394
NIKE, Inc. Class B	17,248	1,903,662
nLight, Inc. (a)	317	4,888
NMI Holdings, Inc. Class A (a)	230	5,939
Norfolk Southern Corp.	4,594	1,041,735
Northrop Grumman Corp.	2,379	1,084,348
Norwegian Cruise Line Holdings Ltd. (a)	1,185	25,797
NOV, Inc.	2,593	41,592
Novavax, Inc. (a)(b)	2,390	17,758
Novocure Ltd. (a)	973	40,380
NOW, Inc. (a)	677	7,014
Nucor Corp.	767	125,773
Nurix Therapeutics, Inc. (a)	1,150	11,489
Nutex Health, Inc. (a)	8,960	3,778
Nuvalent, Inc. Class A (a)	289	12,187
nVent Electric PLC	437	22,580
NVIDIA Corp.	19,689	8,328,841
Occidental Petroleum Corp.	7,001	411,659
Oceaneering International, Inc. (a)	4,361	81,551
Okta, Inc. (a)	693	48,060
Olo, Inc. Class A (a)	961	6,208
ON Semiconductor Corp. (a)	1,433	135,533
ON24, Inc.	256	2,079
OneSpan, Inc. (a)	1,550	23,002
Open Lending Corp. Class A (a)	1,199	12,601
Opendoor Technologies, Inc. (a)(b)	11,832	47,565
Oracle Corp.	18,095	2,154,934
OraSure Technologies, Inc. (a)	2,478	12,415
O'Reilly Automotive, Inc. (a)	1,393	1,330,733
Organon & Co.	2,097	43,639
Origin Materials, Inc. (a)(b)	888	3,783
Ormat Technologies, Inc.	1,120	90,115
Oscar Health, Inc. Class A (a)	1,328	10,704
Otis Worldwide Corp.	2,944	262,045
Outset Medical, Inc. (a)	903	19,749
Overstock.com, Inc. (a)	1,098	35,762
Ovintiv, Inc.	101	3,845
Owens & Minor, Inc. (a)	3,287	62,584
Pacific Biosciences of California, Inc. (a)	5,663	75,318
Palantir Technologies, Inc. Class A (a)	11,998	183,929

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Palo Alto Networks, Inc. (a)	1,508	$385,309
Palomar Holdings, Inc. (a)	1,024	59,433
Par Pacific Holdings, Inc. (a)	321	8,542
PAR Technology Corp. (a)(b)	101	3,326
Paragon 28, Inc. (a)	476	8,444
Paramount Global Class B	11,431	181,867
Parker-Hannifin Corp.	4,541	1,771,172
Pathward Financial, Inc.	791	36,671
Paymentus Holdings, Inc. Class A (a)	1,665	17,582
Payoneer Global, Inc. (a)	3,144	15,123
PayPal Holdings, Inc. (a)	12,516	835,193
PBF Energy, Inc. Class A	2,275	93,139
PDF Solutions, Inc. (a)	289	13,034
Peabody Energy Corp.	1,645	35,631
Peapack-Gladstone Financial Corp.	1,020	27,622
Peloton Interactive, Inc. Class A (a)	2,930	22,532
Penn Entertainment, Inc. (a)	741	17,806
Pennant Group, Inc. (a)	1,655	20,323
PennyMac Financial Services, Inc.	230	16,171
Pentair PLC	437	28,230
Penumbra, Inc. (a)	264	90,832
PepsiCo, Inc.	12,090	2,239,310
PetMed Express, Inc.	768	10,591
Pfizer, Inc.	50,597	1,855,898
PG&E Corp. (a)	1,211	20,926
Phathom Pharmaceuticals, Inc. (a)	1,914	27,408
Philip Morris International, Inc.	11,761	1,148,109
Phillips 66	2,917	278,223
Phreesia, Inc. (a)	2,676	82,983
Piedmont Lithium, Inc. (a)(b)	430	24,815
Pinterest, Inc. Class A (a)	3,535	96,647
Pioneer Natural Resources Co.	3,976	823,748
Planet Labs PBC (a)(b)	6,635	21,365
Playstudios, Inc. (a)	4,589	22,532
Plug Power, Inc. (a)(b)	3,991	41,467
PNC Financial Services Group, Inc.	5,878	740,334
Point Biopharma Global, Inc. (a)	1,114	10,093
PotlatchDeltic Corp. REIT	1,044	55,175
PPL Corp.	17,670	467,548
Premier Financial Corp.	230	3,685
Privia Health Group, Inc. (a)	222	5,796
PROCEPT BioRobotics Corp. (a)	367	12,973
Procter & Gamble Co.	12,757	1,935,747
ProKidney Corp. (a)(b)	1,020	11,414
Prologis, Inc. REIT	14,769	1,811,122
PROS Holdings, Inc. (a)	545	16,786
Protagonist Therapeutics, Inc. (a)	667	18,423
Prudential Financial, Inc.	8,826	778,630
Security Description	Shares	Value
PTC Therapeutics, Inc. (a)	1,458	$59,297
Public Service Enterprise Group, Inc.	11,761	736,356
Public Storage REIT	4,962	1,448,309
PubMatic, Inc. Class A (a)	648	11,845
Pulmonx Corp. (a)	1,466	19,219
PureCycle Technologies, Inc. (a)(b)	3,600	38,484
QUALCOMM, Inc.	11,895	1,415,981
Quanterix Corp. (a)	757	17,070
QuantumScape Corp. (a)(b)	5,038	40,254
QuidelOrtho Corp. (a)	101	8,369
QuinStreet, Inc. (a)	1,027	9,068
Qurate Retail, Inc. Class A (a)	10,736	10,626
Radius Health, Inc. (a)	3,672	294
RadNet, Inc. (a)	956	31,185
Ramaco Resources, Inc. Class A	1,328	11,208
Ramaco Resources, Inc. Class B (a)	264	2,805
Range Resources Corp.	444	13,054
Ranpak Holdings Corp. (a)	4,440	20,069
RAPT Therapeutics, Inc. (a)	1,695	31,697
Raytheon Technologies Corp.	19,760	1,935,690
Reata Pharmaceuticals, Inc. Class A (a)	238	24,266
REC Silicon ASA (a)(b)	20,427	30,621
Recursion Pharmaceuticals, Inc. Class A (a)	3,576	26,713
Redfin Corp. (a)(b)	5,418	67,292
Regeneron Pharmaceuticals, Inc. (a)	222	159,516
REGENXBIO, Inc. (a)	208	4,158
Remitly Global, Inc. (a)	2,783	52,376
Repay Holdings Corp. (a)	1,934	15,143
Repligen Corp. (a)	206	29,141
Resideo Technologies, Inc. (a)	1,144	20,203
Retail Opportunity Investments Corp. REIT	48,577	656,275
Revance Therapeutics, Inc. (a)	3,377	85,472
Rhythm Pharmaceuticals, Inc. (a)	1,828	30,144
Rimini Street, Inc. (a)	8,436	40,408
RingCentral, Inc. Class A (a)	486	15,907
Riot Platforms, Inc. (a)	3,465	40,956
Rivian Automotive, Inc. Class A (a)(b)	6,986	116,387
RLJ Lodging Trust REIT	2,832	29,085
ROBLOX Corp. Class A (a)	2,685	108,206
Roche Holding AG	5,762	1,761,479
Rocket Pharmaceuticals, Inc. (a)	1,542	30,640
Roivant Sciences Ltd. (a)	2,894	29,172
Roku, Inc. (a)	793	50,720
Ross Stores, Inc.	8,946	1,003,115
Rover Group, Inc. (a)	1,110	5,450

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Royal Caribbean Cruises Ltd. (a)	1,085	$112,558
RPT Realty REIT	1,548	16,177
RxSight, Inc. (a)	206	5,933
S&P Global, Inc.	101	40,490
Sabre Corp. (a)(b)	1,407	4,488
Safehold, Inc. REIT (b)	1,246	29,568
Salesforce, Inc. (a)	11,122	2,349,634
Samsara, Inc. Class A (a)	1,933	53,563
Sana Biotechnology, Inc. (a)(b)	1,332	7,939
Sanofi	8,474	907,872
Sarepta Therapeutics, Inc. (a)	448	51,305
Schlumberger NV	11,973	588,114
Schneider Electric SE	6,023	1,093,824
Scholar Rock Holding Corp. (a)	3,942	29,723
Schrodinger, Inc. (a)(b)	1,108	55,311
Seagate Technology Holdings PLC	4,683	289,737
Seagen, Inc. (a)	189	36,375
Select Water Solutions, Inc. Class A	14,481	117,296
SEMrush Holdings, Inc. Class A (a)	4,117	39,400
SentinelOne, Inc. Class A (a)	512	7,731
Seres Therapeutics, Inc. (a)(b)	2,842	13,613
Seritage Growth Properties Class A, REIT (a)	51	455
Service Properties Trust REIT	1,898	16,494
ServiceNow, Inc. (a)	1,124	631,654
Sharecare, Inc. (a)	3,596	6,293
Shenandoah Telecommunications Co.	264	5,130
Sherwin-Williams Co.	101	26,818
Shift4 Payments, Inc. Class A (a)	717	48,691
Shoals Technologies Group, Inc. Class A (a)	1,142	29,190
Shockwave Medical, Inc. (a)	230	65,644
SI-BONE, Inc. (a)	906	24,444
SIGA Technologies, Inc. (b)	2,375	11,994
Sight Sciences, Inc. (a)	1,474	12,205
Silk Road Medical, Inc. (a)	845	27,454
Simon Property Group, Inc. REIT	5,878	678,791
Simulations Plus, Inc.	949	41,120
Sinch AB (a)(b)(c)	3,182	7,173
SiteOne Landscape Supply, Inc. (a)	100	16,736
SiTime Corp. (a)	101	11,915
Skyline Champion Corp. (a)	1,395	91,303
Sleep Number Corp. (a)	164	4,474
SM Energy Co.	222	7,022
SmartRent, Inc. (a)	1,954	7,484
Smartsheet, Inc. Class A (a)	734	28,083
Smith & Wesson Brands, Inc.	545	7,107
Snap One Holdings Corp. (a)(b)	605	7,048
Security Description	Shares	Value
Snap, Inc. Class A (a)	7,638	$90,434
Snowflake, Inc. Class A (a)	1,847	325,035
SoFi Technologies, Inc. (a)	3,496	29,157
SolarEdge Technologies, Inc. (a)	265	71,298
Solid Power, Inc. (a)	716	1,819
SomaLogic, Inc. (a)(b)	8,214	18,974
Sotera Health Co. (a)	592	11,153
SoundThinking, Inc. (a)	1,877	41,031
Southern Co.	5,878	412,930
Splunk, Inc. (a)	129	13,686
Sprinklr, Inc. Class A (a)	767	10,608
Sprout Social, Inc. Class A (a)	872	40,252
Squarespace, Inc. Class A (a)	367	11,575
STAAR Surgical Co. (a)	394	20,713
Star Group LP	2,346	32,046
Starbucks Corp.	16,877	1,671,836
State Street Corp. (g)	5,878	430,152
Stellantis NV	10,071	176,788
Stem, Inc. (a)(b)	3,700	21,164
Stitch Fix, Inc. Class A (a)	2,160	8,316
Stoke Therapeutics, Inc. (a)(b)	444	4,720
Summit Hotel Properties, Inc. REIT	3,013	19,615
Sun Country Airlines Holdings, Inc. (a)	322	7,239
Sunnova Energy International, Inc. (a)(b)	2,094	38,341
SunPower Corp. (a)(b)	856	8,389
Sunrun, Inc. (a)	1,090	19,467
Super Micro Computer, Inc. (a)	206	51,346
Surgery Partners, Inc. (a)	264	11,877
Swiss Re AG	5,550	558,567
Synchrony Financial	6,555	222,346
Syndax Pharmaceuticals, Inc. (a)	1,090	22,814
Synopsys, Inc. (a)	412	179,389
Sysco Corp.	11,761	872,666
Take-Two Interactive Software, Inc. (a)	129	18,984
Tandem Diabetes Care, Inc. (a)	536	13,153
Tango Therapeutics, Inc. (a)	2,087	6,929
Tapestry, Inc.	5,632	241,050
Target Corp.	5,878	775,308
Target Hospitality Corp. (a)(b)	222	2,979
TE Connectivity Ltd.	11,430	1,602,029
TechTarget, Inc. (a)	4,894	152,350
Teladoc Health, Inc. (a)(b)	3,120	78,998
Tellurian, Inc. (a)(b)	6,513	9,183
Tesla, Inc. (a)	22,844	5,979,874
Texas Instruments, Inc.	13,996	2,519,560
TG Therapeutics, Inc. (a)	3,697	91,833
Thermo Fisher Scientific, Inc.	5,313	2,772,058
Thermon Group Holdings, Inc. (a)	1,442	38,357
Titan Machinery, Inc. (a)	956	28,202
TJX Cos., Inc.	21,037	1,783,727

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
T-Mobile U.S., Inc. (a)	2,050	$284,745
Toast, Inc. Class A (a)(b)	2,858	64,505
TPI Composites, Inc. (a)	1,982	20,553
Trade Desk, Inc. Class A (a)	3,217	248,417
Traeger, Inc. (a)	1,328	5,644
Trane Technologies PLC	8,555	1,636,229
TransMedics Group, Inc. (a)	1,877	157,630
Transocean Ltd. (a)(b)	2,119	14,854
Travelers Cos., Inc.	5,878	1,020,773
Treace Medical Concepts, Inc. (a)	811	20,745
Triumph Financial, Inc. (a)	329	19,977
Triumph Group, Inc. (a)	3,377	41,774
Trupanion, Inc. (a)(b)	206	4,054
Turning Point Brands, Inc.	101	2,425
TuSimple Holdings, Inc. Class A (a)	2,672	4,436
Twilio, Inc. Class A (a)	764	48,606
Twist Bioscience Corp. (a)	1,567	32,061
Tyson Foods, Inc. Class A	9,054	462,116
U.S. Bancorp	17,862	590,160
U.S. Lime & Minerals, Inc.	100	20,889
Uber Technologies, Inc. (a)	11,185	482,856
UiPath, Inc. Class A (a)(b)	1,336	22,138
Ultra Clean Holdings, Inc. (a)	323	12,423
UMH Properties, Inc. REIT	33,721	538,862
Union Pacific Corp.	7,826	1,601,356
United Parcel Service, Inc. Class B	5,878	1,053,632
UnitedHealth Group, Inc.	9,060	4,354,598
Unity Software, Inc. (a)	2,082	90,400
Universal Corp.	208	10,388
Universal Logistics Holdings, Inc.	1,220	35,148
Upstart Holdings, Inc. (a)(b)	1,109	39,713
Upwork, Inc. (a)	989	9,237
Uranium Energy Corp. (a)(b)	3,211	10,917
Urstadt Biddle Properties, Inc. Class A, REIT	1,435	30,508
UWM Holdings Corp. (b)	2,768	15,501
Valero Energy Corp.	5,817	682,334
Vanda Pharmaceuticals, Inc. (a)	504	3,321
Vaxcyte, Inc. (a)	164	8,190
Vector Group Ltd.	34,794	445,711
Veracyte, Inc. (a)	424	10,799
Veris Residential, Inc. REIT (a)	264	4,237
Veritiv Corp.	164	20,600
Verizon Communications, Inc.	20,134	748,783
Vertex Pharmaceuticals, Inc. (a)	289	101,702
Vertex, Inc. Class A (a)	2,208	43,056
Vertiv Holdings Co.	3,964	98,188
Verve Therapeutics, Inc. (a)	930	17,438
Viad Corp. (a)	654	17,580
Viatris, Inc.	7,426	74,111
Vicor Corp. (a)	551	29,754
Security Description	Shares	Value
Victoria's Secret & Co. (a)	575	$10,022
Viking Therapeutics, Inc. (a)	667	10,812
Vimeo, Inc. (a)	1,213	4,998
Vir Biotechnology, Inc. (a)	662	16,239
Virgin Galactic Holdings, Inc. (a)	4,238	16,443
Viridian Therapeutics, Inc. (a)	1,328	31,593
Visa, Inc. Class A	16,426	3,900,846
Vista Outdoor, Inc. (a)	1,495	41,367
Vita Coco Co., Inc. (a)	856	23,001
Vital Energy, Inc. (a)(b)	403	18,195
Vital Farms, Inc. (a)	908	10,887
VMware, Inc. Class A (a)	531	76,299
Vobile Group Ltd. (a)(b)	27,734	8,458
Vontier Corp.	2,292	73,825
Walgreens Boots Alliance, Inc.	11,761	335,071
Walmart, Inc.	12,090	1,900,306
Walt Disney Co. (a)	19,239	1,717,658
Warby Parker, Inc. Class A (a)	345	4,033
Warner Bros Discovery, Inc. (a)	16,899	211,913
Waste Management, Inc.	10,124	1,755,704
Wayfair, Inc. Class A (a)(b)	548	35,625
Wells Fargo & Co.	42,186	1,800,498
Western Digital Corp. (a)	7,332	278,103
Williams Cos., Inc.	10,709	349,435
Wolfspeed, Inc. (a)(b)	323	17,956
Workday, Inc. Class A (a)	512	115,656
Xenia Hotels & Resorts, Inc. REIT	592	7,288
XPO, Inc. (a)	428	25,252
Xponential Fitness, Inc. Class A (a)	264	4,554
YETI Holdings, Inc. (a)	1,284	49,871
Yext, Inc. (a)	3,010	34,043
Yum! Brands, Inc.	5,878	814,397
Zentalis Pharmaceuticals, Inc. (a)	238	6,714
Zeta Global Holdings Corp. Class A (a)	2,527	21,581
Zillow Group, Inc. Class C (a)	974	48,953
Zoetis, Inc.	677	116,586
Zoom Video Communications, Inc. Class A (a)	1,751	118,858
ZoomInfo Technologies, Inc. (a)	1,554	39,456
Zscaler, Inc. (a)	760	111,188
Zynex, Inc. (a)(b)	956	9,168
		363,560,662
ZAMBIA — 0.0% (e)
First Quantum Minerals Ltd. (b)	4,815	114,039
TOTAL COMMON STOCKS (Cost $576,824,692)		580,501,726

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 0.0% (e)
GERMANY — 0.0% (e)
Dr. Ing. h.c. F. Porsche AG (a)(c)	930	$115,414
UNITED STATES — 0.0% (e)
AMC Entertainment Holdings, Inc.(a)	4,546	7,910
TOTAL PREFERRED STOCKS (Cost $152,036)		123,324
RIGHTS — 0.0% (e)
SOUTH KOREA — 0.0% (e)
Intellian Technologies, Inc. (expiring 07/01/23) (a)	55	630
TOTAL RIGHTS (Cost $0)		630
WARRANTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
PointsBet Holdings Ltd. (expiring 07/08/24) (a)(b)	438	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (h)(i)	2,005,954	2,006,355
State Street Navigator Securities Lending Portfolio II (g)(j)	13,604,977	13,604,977
TOTAL SHORT-TERM INVESTMENTS (Cost $15,611,331)		15,611,332
TOTAL INVESTMENTS — 101.9% (Cost $592,588,059)		596,237,012
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(11,003,300)
NET ASSETS — 100.0%		$585,233,712

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the securities is $31,937, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2023.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

At June 30, 2023, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	13	09/15/2023	$1,394,780	$1,401,075	$6,295
E-mini S&P 500 Index (long)	10	09/15/2023	2,190,844	2,244,125	53,281
E-mini MSCI Emerging Markets (long)	10	09/15/2023	503,270	498,950	(4,320)
E-mini Russell 2000 Index (long)	5	09/15/2023	475,692	475,925	233
					$55,489

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$576,493,864	$3,975,925	$31,937	$580,501,726
Preferred Stocks	123,324	—	—	123,324
Rights	630	—	—	630
Warrants	—	—	0(a)	0
Short-Term Investments	15,611,332	—	—	15,611,332
TOTAL INVESTMENTS	$592,229,150	$3,975,925	$31,937	$596,237,012
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$59,809	$—	$—	$59,809
Futures Contracts - Unrealized Depreciation	(4,320)	—	—	(4,320)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$55,489	$—	$—	$55,489
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2023.
Sector Breakdown as of June 30, 2023

% of Net Assets
Information Technology	21.2%
Financials	14.6
Industrials	12.4
Health Care	11.8
Consumer Discretionary	11.3
Communication Services	7.0
Consumer Staples	6.8
Energy	4.8
Materials	4.3
Real Estate	2.6
Utilities	2.4
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Corp.	5,358	$325,820	$138,617	$79,982	$6,046	$39,651	5,878	$430,152	$11,159
State Street Institutional Liquid Reserves Fund, Premier Class	147,121	147,150	22,834,894	20,974,819	(867)	(3)	2,005,954	2,006,355	37,422
State Street Navigator Securities Lending Portfolio II	15,231,942	15,231,942	65,344,429	66,971,394	—	—	13,604,977	13,604,977	156,990
Total		$15,704,912	$88,317,940	$88,026,195	$5,179	$39,648		$16,041,484	$205,571
See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 1.2%
ANZ Group Holdings Ltd.	19,045	$300,579
ASX Ltd.	869	36,442
Cochlear Ltd.	279	42,542
Commonwealth Bank of Australia	5,545	370,100
Dexus REIT	60,407	313,637
Goodman Group REIT	24,862	332,146
GPT Group REIT	25,578	70,488
Macquarie Group Ltd.	716	84,655
Medibank Pvt Ltd.	16,664	39,045
Mineral Resources Ltd.	2,370	112,687
National Australia Bank Ltd.	6,306	110,691
Pilbara Minerals Ltd. (a)	6,977	22,710
QBE Insurance Group Ltd.	9,790	102,117
REA Group Ltd. (a)	361	34,370
Scentre Group REIT	39,580	69,818
Stockland REIT	8,523	22,864
Suncorp Group Ltd.	17,403	156,272
Transurban Group Stapled Security	60,132	570,383
Treasury Wine Estates Ltd.	3,848	28,765
Vicinity Ltd. REIT	25,307	31,080
Wesfarmers Ltd.	5,044	165,661
		3,017,052
AUSTRIA — 0.1%
Verbund AG	3,897	312,282
BELGIUM — 0.2%
Anheuser-Busch InBev SA	1,319	74,585
Elia Group SA	2,235	283,584
Groupe Bruxelles Lambert NV	361	28,420
KBC Group NV	1,335	93,099
UCB SA	743	65,822
		545,510
BRAZIL — 1.1%
B3 SA - Brasil Bolsa Balcao	37,111	112,395
Banco BTG Pactual SA	11,056	72,079
BB Seguridade Participacoes SA	23,151	147,669
CCR SA	76,822	223,746
Hapvida Participacoes e Investimentos SA (b)(c)	32,094	29,140
Hypera SA	7,647	72,935
Localiza Rent a Car SA	10,570	150,092
Lojas Renner SA	30,241	125,377
Magazine Luiza SA (c)	36,837	25,734
MercadoLibre, Inc. (c)	226	267,720
Natura & Co. Holding SA (c)	9,376	32,536
Raia Drogasil SA	10,670	65,471
TIM SA	17,356	52,600
WEG SA	32,246	252,340
Security Description	Shares	Value
Wheaton Precious Metals Corp.	23,843	$1,032,281
		2,662,115
CANADA — 3.9%
Agnico Eagle Mines Ltd.	4,571	228,507
Bank of Montreal	1,500	135,621
BCE, Inc. (a)	4,437	202,528
Canadian Imperial Bank of Commerce	13,416	573,443
CGI, Inc. (c)	3,401	359,055
Dollarama, Inc.	6,315	428,174
Element Fleet Management Corp. (a)	20,842	317,847
GFL Environmental, Inc. (a)	810	31,488
Great-West Lifeco, Inc. (a)	12,968	377,010
Hydro One Ltd. (a)(b)	25,068	717,040
iA Financial Corp., Inc. (a)	1,996	136,134
IGM Financial, Inc. (a)	3,287	100,181
Intact Financial Corp.	1,664	257,211
Ivanhoe Mines Ltd. Class A (a)(c)	2,903	26,546
Loblaw Cos. Ltd. (a)	12,242	1,122,018
Manulife Financial Corp. (a)	3,654	69,145
National Bank of Canada (a)	1,541	114,942
Northland Power, Inc.	19,083	398,461
Onex Corp. (a)	4,146	229,256
Pan American Silver Corp. (a)	3,026	44,135
Power Corp. of Canada (a)	13,284	357,988
Quebecor, Inc. Class B (a)	3,279	80,906
Restaurant Brands International, Inc. (a)	1,565	121,475
RioCan Real Estate Investment Trust	11,194	163,099
Rogers Communications, Inc. Class B	3,807	173,886
Royal Bank of Canada	12,049	1,152,042
Shopify, Inc. Class A (c)	3,161	204,530
Sun Life Financial, Inc.	7,140	372,634
Thomson Reuters Corp. (a)	2,349	317,508
TMX Group Ltd.	4,805	108,246
Toromont Industries Ltd.	681	56,009
Toronto-Dominion Bank	9,891	613,754
		9,590,819
CHILE — 0.3%
Antofagasta PLC	12,458	231,400
Banco de Chile	555,871	57,995
Banco de Credito e Inversiones SA	1,158	35,366
Banco Santander Chile	2,031,033	96,064
Falabella SA	36,642	87,933
Lundin Mining Corp. (a)	15,556	122,026
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	865	62,975
		693,759

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
CHINA — 3.8%
Advanced Micro-Fabrication Equipment, Inc. China Class A (c)	1,149	$24,710
Alibaba Group Holding Ltd. (c)	64,224	665,466
Alibaba Health Information Technology Ltd. (a)(c)	40,000	24,041
Anhui Gujing Distillery Co. Ltd. Class A (c)	600	20,403
Anhui Gujing Distillery Co. Ltd. Class B (c)	4,400	75,798
Anhui Yingjia Distillery Co. Ltd. Class A	3,100	27,187
Baidu, Inc. Class A (c)	9,622	163,056
Bank of Chengdu Co. Ltd. Class A (c)	10,800	18,127
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	151,200	109,324
Bosideng International Holdings Ltd.	52,000	21,897
Budweiser Brewing Co. APAC Ltd. (b)	7,700	19,848
BYD Co. Ltd. Class A	2,600	92,305
BYD Co. Ltd. Class H	8,500	271,163
C&D International Investment Group Ltd.	12,000	27,195
China Conch Venture Holdings Ltd.	110,000	143,174
China Evergrande Group (a)(c)(d)	33,700	710
China Feihe Ltd. (b)	72,000	40,058
China International Capital Corp. Ltd. Class H (b)(c)	17,600	30,858
China Life Insurance Co. Ltd. Class H	46,000	76,661
China Longyuan Power Group Corp. Ltd. Class H	159,000	163,736
China Medical System Holdings Ltd.	24,000	39,078
China Overseas Land & Investment Ltd.	79,500	173,272
China Resources Land Ltd.	12,000	50,838
China Resources Microelectronics Ltd. Class A	6,097	43,925
China Ruyi Holdings Ltd. (c)	116,000	27,236
China Three Gorges Renewables Group Co. Ltd. Class A	130,400	96,257
China Vanke Co. Ltd. Class H	23,096	31,005
China Yangtze Power Co. Ltd. Class A	32,096	97,327
Chow Tai Fook Jewellery Group Ltd.	12,000	21,560
Contemporary Amperex Technology Co. Ltd. Class A	7,360	231,470
CSPC Pharmaceutical Group Ltd.	56,720	49,290
East Buy Holding Ltd. (a)(b)(c)	8,000	26,032
Security Description	Shares	Value
ESR Group Ltd. (b)	150,800	$258,626
Eve Energy Co. Ltd. Class A	9,400	78,174
Ganfeng Lithium Group Co. Ltd. Class H (a)(b)(c)	5,000	32,603
Gotion High-tech Co. Ltd. Class A (c)	7,600	28,855
Greentown China Holdings Ltd.	21,000	21,036
Greentown Service Group Co. Ltd. (a)	36,000	17,227
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	3,100	28,482
Hainan Airport Infrastructure Co. Ltd. Class A (c)	52,800	29,467
Hangzhou Tigermed Consulting Co. Ltd. Class H (b)	3,200	18,232
Hansoh Pharmaceutical Group Co. Ltd. (b)	18,000	28,941
Hengtong Optic-electric Co. Ltd. Class A	10,900	21,965
Huadong Medicine Co. Ltd. Class A	5,700	33,982
JA Solar Technology Co. Ltd. Class A	15,116	86,647
JD Health International, Inc. (a)(b)(c)	17,200	108,534
JD Logistics, Inc. (a)(b)(c)	14,500	22,611
JD.com, Inc. Class A	3,296	55,686
Jiangsu King's Luck Brewery JSC Ltd. Class A	5,800	42,096
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,300	23,472
KE Holdings, Inc. ADR (c)	1,817	26,982
Kingdee International Software Group Co. Ltd. (c)	95,000	127,045
Kweichow Moutai Co. Ltd. Class A	702	163,177
Li Auto, Inc. Class A (c)	4,668	80,713
LONGi Green Energy Technology Co. Ltd. Class A	34,632	136,485
Lufax Holding Ltd. ADR	27,092	38,742
Luzhou Laojiao Co. Ltd. Class A	2,300	66,258
Meituan Class B (b)(c)	19,948	311,314
Montage Technology Co. Ltd. Class A	3,102	24,484
NARI Technology Co. Ltd. Class A	36,528	115,989
National Silicon Industry Group Co. Ltd. Class A (c)	12,616	36,245
NetEase, Inc.	6,600	128,520
Ningbo Deye Technology Co. Ltd. Class A	2,020	41,526
NIO, Inc. ADR (c)	7,210	69,865
Nongfu Spring Co. Ltd. Class H (a)(b)	11,000	60,709
NXP Semiconductors NV	130	26,608
PDD Holdings, Inc. ADR (c)	1,450	100,253

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Ping An Healthcare & Technology Co. Ltd. (a)(b)(c)	10,100	$24,410
Prosus NV (c)	4,570	334,602
Qifu Technology, Inc. ADR	2,892	49,974
Sanan Optoelectronics Co. Ltd. Class A	23,000	54,506
Sangfor Technologies, Inc. Class A (c)	1,900	29,578
Shanghai Bairun Investment Holding Group Co. Ltd. Class A (c)	4,800	23,984
Shanghai Baosight Software Co. Ltd. Class A	7,944	55,484
Shanghai Baosight Software Co. Ltd. Class B	46,440	122,602
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	83,700	52,061
Shanghai Putailai New Energy Technology Co. Ltd. Class A	9,035	47,468
Shanghai Rural Commercial Bank Co. Ltd. Class A	44,500	33,338
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,700	43,248
Shenzhen Inovance Technology Co. Ltd. Class A	4,900	43,249
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	600	24,726
Sichuan Chuantou Energy Co. Ltd. Class A	20,300	41,996
Sungrow Power Supply Co. Ltd. Class A	6,700	107,415
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	13,750	62,751
Tencent Holdings Ltd.	23,584	997,940
Tianqi Lithium Corp. Class A	1,800	17,298
Tongwei Co. Ltd. Class A	20,300	95,740
Topsports International Holdings Ltd. (b)	100,000	86,645
TravelSky Technology Ltd. Class H	35,000	59,401
Trip.com Group Ltd. (c)	2,858	99,417
Unisplendour Corp. Ltd. Class A	12,900	56,478
Weibo Corp. ADR	1,543	20,229
Western Superconducting Technologies Co. Ltd. Class A	3,000	22,982
Wuliangye Yibin Co. Ltd. Class A	2,700	60,708
WuXi AppTec Co. Ltd. Class A	2,500	21,413
Wuxi Biologics Cayman, Inc. (b)(c)	10,000	47,916
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	15,700	22,919
Xinyi Solar Holdings Ltd.	372,000	429,600
XPeng, Inc. Class A (a)(c)	8,310	53,020
Security Description	Shares	Value
Yealink Network Technology Corp. Ltd. Class A	5,600	$26,996
Yuexiu Property Co. Ltd.	87,700	101,951
Yunnan Baiyao Group Co. Ltd. Class A	4,980	35,925
Zai Lab Ltd. ADR (a)(c)	715	19,827
Zangge Mining Co. Ltd. Class A	7,000	21,717
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	900	35,427
Zhejiang Expressway Co. Ltd. Class H (a)	92,000	69,852
Zhuzhou CRRC Times Electric Co. Ltd. Class H	39,500	147,181
ZTE Corp. Class H (a)	50,200	201,143
		9,297,675
CZECH REPUBLIC — 0.0% (e)
Komercni Banka AS	1,421	43,361
DENMARK — 1.1%
Chr Hansen Holding AS	441	30,602
Coloplast AS Class B	242	30,253
Genmab AS (c)	109	41,205
Novo Nordisk AS Class B	7,621	1,227,650
Novozymes AS Class B	11,157	519,691
ROCKWOOL AS Class B	657	169,717
Tryg AS	1,756	37,990
Vestas Wind Systems AS (c)	23,831	633,622
		2,690,730
FINLAND — 0.5%
Kesko Oyj Class B	20,733	390,190
Nokia Oyj (f)	3,650	15,274
Nokia Oyj (f)	10,682	44,542
Orion Oyj Class B	1,812	75,161
Sampo Oyj Class A	8,079	362,440
Wartsila OYJ Abp	22,886	257,551
		1,145,158
FRANCE — 2.5%
Alstom SA	12,417	370,103
Capgemini SE	303	57,371
Covivio SA REIT	3,603	169,735
Dassault Systemes SE	13,486	597,725
Edenred	1,726	115,507
Eiffage SA	1,665	173,623
EssilorLuxottica SA	1,195	225,026
Gecina SA REIT	3,495	371,963
Getlink SE	27,178	461,966
Hermes International	76	165,003
Ipsen SA	272	32,702
Kering SA	261	143,970
Klepierre SA REIT	5,626	139,455
Legrand SA	2,634	260,931
L'Oreal SA	1,146	533,997

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	1,004	$945,299
Pernod Ricard SA	1,660	366,559
Remy Cointreau SA	582	93,308
Sartorius Stedim Biotech	88	21,957
Thales SA	519	77,687
Vinci SA	5,362	622,317
Vivendi SE	2,919	26,770
Worldline SA (b)(c)	671	24,524
		5,997,498
GERMANY — 1.1%
adidas AG	492	95,427
Allianz SE	1,554	361,462
Beiersdorf AG	379	50,135
Carl Zeiss Meditec AG	337	36,414
Deutsche Boerse AG	474	87,447
Deutsche Post AG	812	39,626
Infineon Technologies AG	1,933	79,685
Knorr-Bremse AG	3,555	271,418
LEG Immobilien SE (c)	781	44,853
Merck KGaA	530	87,631
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	409	153,321
SAP SE	5,981	816,573
Sartorius AG Preference Shares	156	53,969
Siemens AG	999	166,255
Siemens Healthineers AG (b)	2,503	141,618
Vonovia SE	8,000	156,188
Zalando SE (b)(c)	1,003	28,845
		2,670,867
GREECE — 0.1%
JUMBO SA	1,947	53,529
Terna Energy SA	3,964	87,360
		140,889
HONG KONG — 0.4%
AIA Group Ltd.	47,800	482,477
China Common Rich Renewable Energy Investments Ltd. (a)(c)(d)	24,000	—
Henderson Land Development Co. Ltd.	90,000	267,591
Hong Kong Exchanges & Clearing Ltd.	5,433	204,658
Prudential PLC	3,954	55,723
Sino Biopharmaceutical Ltd.	52,750	22,954
Yuexiu Real Estate Investment Trust (a)	5,436	1,158
		1,034,561
INDIA — 1.4%
ABB India Ltd.	1,925	103,787
Adani Green Energy Ltd. (c)	24,085	277,707
Asian Paints Ltd.	749	30,696
Security Description	Shares	Value
AU Small Finance Bank Ltd. (b)	6,016	$55,268
Avenue Supermarts Ltd. (b)(c)	689	32,664
Bajaj Finance Ltd.	935	81,612
Bajaj Finserv Ltd.	3,684	68,618
Bajaj Holdings & Investment Ltd.	1,105	94,349
Bharat Electronics Ltd.	113,469	173,932
Bharti Airtel Ltd.	3,602	38,584
Cholamandalam Investment & Finance Co. Ltd.	2,485	34,593
Colgate-Palmolive India Ltd.	1,382	28,438
Dabur India Ltd.	9,738	68,011
Divi's Laboratories Ltd.	583	25,467
DLF Ltd.	17,635	105,452
Godrej Properties Ltd. (c)	4,717	90,184
Havells India Ltd.	10,902	170,474
HCL Technologies Ltd.	4,099	59,357
HDFC Life Insurance Co. Ltd. (b)	3,225	25,600
Hindustan Unilever Ltd.	2,962	96,697
Housing Development Finance Corp. Ltd.	5,447	187,370
Infosys Ltd. ADR (a)	15,941	256,172
Kotak Mahindra Bank Ltd.	3,011	67,774
PI Industries Ltd.	2,049	97,953
SBI Life Insurance Co. Ltd. (b)	1,949	31,049
Sun Pharmaceutical Industries Ltd.	6,359	81,514
Tata Consultancy Services Ltd.	6,350	255,610
Tata Consumer Products Ltd.	3,764	39,500
Tata Elxsi Ltd.	905	83,714
Tech Mahindra Ltd.	5,764	79,455
Titan Co. Ltd.	1,216	45,174
Torrent Pharmaceuticals Ltd.	3,335	77,442
Trent Ltd.	8,857	190,466
Wipro Ltd. ADR (a)	32,468	153,249
Yes Bank Ltd. (c)	525,510	104,095
Zomato Ltd. (c)	27,297	24,972
		3,436,999
INDONESIA — 0.1%
Bank Central Asia Tbk PT	91,300	55,721
Merdeka Copper Gold Tbk PT (c)	790,049	161,251
		216,972
IRELAND — 0.2%
Kingspan Group PLC	6,775	450,144
ISRAEL — 0.1%
Azrieli Group Ltd.	1,118	62,664
Bank Hapoalim BM	5,129	41,989
Isracard Ltd.	—	1
Nice Ltd. (c)	119	24,275
		128,929

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
ITALY — 0.6%
Amplifon SpA	2,099	$76,921
Davide Campari-Milano NV	4,291	59,408
DiaSorin SpA	209	21,753
FinecoBank Banca Fineco SpA (a)	3,130	42,054
Mediobanca Banca di Credito Finanziario SpA	12,927	154,573
Moncler SpA	495	34,206
Recordati Industria Chimica e Farmaceutica SpA	1,326	63,292
Terna - Rete Elettrica Nazionale	106,800	909,546
		1,361,753
JAPAN — 4.9%
Advantest Corp.	400	52,998
Asahi Intecc Co. Ltd.	1,400	27,228
Astellas Pharma, Inc.	22,000	327,104
Azbil Corp.	8,700	272,735
Chugai Pharmaceutical Co. Ltd.	11,800	333,586
Daiichi Sankyo Co. Ltd.	9,600	302,211
Daito Trust Construction Co. Ltd.	400	40,364
East Japan Railway Co.	12,500	690,750
Eisai Co. Ltd.	1,000	67,278
FANUC Corp.	30,100	1,047,934
Fast Retailing Co. Ltd.	1,300	330,273
FUJIFILM Holdings Corp.	5,300	313,193
Fujitsu Ltd.	400	51,462
Hamamatsu Photonics KK	2,500	121,528
Hikari Tsushin, Inc.	500	71,263
Hoya Corp.	1,400	165,392
Ibiden Co. Ltd.	1,300	72,854
Itochu Techno-Solutions Corp.	1,400	35,219
Japan Exchange Group, Inc.	8,000	138,818
Keio Corp. (a)	2,000	62,587
Keisei Electric Railway Co. Ltd.	9,800	403,839
Keyence Corp.	800	375,549
Kikkoman Corp.	400	22,671
Koito Manufacturing Co. Ltd.	3,800	68,160
Kurita Water Industries Ltd. (a)	7,900	300,291
Kyocera Corp.	10,200	549,820
Kyowa Kirin Co. Ltd. (a)	1,100	20,275
Lasertec Corp. (a)	200	29,854
M3, Inc.	1,200	25,812
Mitsui Fudosan Co. Ltd.	5,200	102,913
MonotaRO Co. Ltd. (a)	1,600	20,181
Murata Manufacturing Co. Ltd.	1,500	85,474
NEC Corp.	3,200	154,205
Nexon Co. Ltd.	1,300	24,707
Nidec Corp. (a)	1,700	92,272
Nintendo Co. Ltd.	1,300	58,841
Nippon Shinyaku Co. Ltd.	500	20,320
NTT Data Corp.	1,500	20,829
Obic Co. Ltd.	200	31,882
Security Description	Shares	Value
Olympus Corp.	5,200	$81,525
Omron Corp.	11,700	709,763
Ono Pharmaceutical Co. Ltd.	14,800	266,847
Oriental Land Co. Ltd.	2,300	89,129
ORIX Corp.	7,000	126,526
Pan Pacific International Holdings Corp.	1,500	26,703
Rakuten Group, Inc. (a)	6,700	23,131
Recruit Holdings Co. Ltd.	4,000	126,281
Renesas Electronics Corp. (c)	4,000	74,764
SBI Holdings, Inc. (a)	6,900	132,166
Seiko Epson Corp.	2,700	41,826
Shionogi & Co. Ltd.	3,700	155,388
Shiseido Co. Ltd.	2,000	89,847
Shizuoka Financial Group, Inc.	19,700	141,615
SMC Corp.	100	54,990
SoftBank Group Corp.	3,200	149,954
Sony Group Corp.	5,000	448,507
Sumitomo Metal Mining Co. Ltd.	16,900	541,488
Sysmex Corp.	800	54,254
TDK Corp.	2,000	77,033
Terumo Corp.	5,700	179,911
TIS, Inc.	7,000	173,916
Tokio Marine Holdings, Inc.	8,400	192,659
Tokyo Electron Ltd.	700	99,574
Yamaha Corp.	600	22,857
Yaskawa Electric Corp.	12,600	573,880
Yokogawa Electric Corp.	17,400	319,083
Z Holdings Corp.	8,800	21,091
		11,927,380
KUWAIT — 0.2%
Agility Public Warehousing Co. KSC (c)	60,683	123,005
Boubyan Bank KSCP	32,038	66,713
Gulf Bank KSCP	37,920	32,695
National Bank of Kuwait SAKP	116,418	354,159
		576,572
LUXEMBOURG — 0.0% (e)
Eurofins Scientific SE	488	30,965
Reinet Investments SCA	2,911	64,249
		95,214
MEXICO — 0.4%
Banco del Bajio SA (b)	6,942	21,056
Fibra Uno Administracion SA de CV REIT	92,652	135,057
Grupo Aeroportuario del Pacifico SAB de CV Class B	4,936	88,422
Grupo Aeroportuario del Sureste SAB de CV Class B	3,419	95,133
Grupo Mexico SAB de CV	36,928	177,443
Grupo Televisa SAB Series CPO	20,771	21,328
Promotora y Operadora de Infraestructura SAB de CV	14,447	144,449

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Southern Copper Corp.	2,681	$192,335
		875,223
NETHERLANDS — 0.7%
Adyen NV (b)(c)	60	103,806
Akzo Nobel NV	298	24,293
ASML Holding NV	1,380	998,200
Ferrovial SE (a)	12,236	386,734
NN Group NV (a)	4,644	171,809
Universal Music Group NV (a)	2,948	65,451
		1,750,293
NEW ZEALAND — 0.2%
Mercury NZ Ltd.	52,715	209,923
Meridian Energy Ltd.	51,394	176,325
Xero Ltd. (c)	760	60,166
		446,414
NORWAY — 0.2%
DNB Bank ASA	16,073	301,100
Gjensidige Forsikring ASA	15,205	243,824
Mowi ASA	3,115	49,486
		594,410
POLAND — 0.3%
Bank Polska Kasa Opieki SA	4,147	113,092
LPP SA (c)	12	41,379
Powszechna Kasa Oszczednosci Bank Polski SA	16,338	145,367
Powszechny Zaklad Ubezpieczen SA	17,297	167,778
Santander Bank Polska SA (c)	1,979	189,476
		657,092
PORTUGAL — 0.0% (e)
EDP - Energias de Portugal SA	16,073	78,490
QATAR — 0.2%
Masraf Al Rayan QSC	183,596	129,274
Mesaieed Petrochemical Holding Co.	195,742	102,173
Qatar International Islamic Bank QSC	27,270	74,917
Qatar Islamic Bank SAQ	18,141	88,263
		394,627
ROMANIA — 0.1%
NEPI Rockcastle NV	18,471	108,013
RUSSIA — 0.0%
Alrosa PJSC (c)(d)	15,622	—
Magnit PJSC (c)(d)	272	—
Magnit PJSC GDR (c)(d)	2	—
Mobile TeleSystems PJSC ADR (c)(d)	3,579	—
Moscow Exchange MICEX-Rates PJSC (c)(d)	29,855	—
Ozon Holdings PLC ADR (c)(d)	328	—
Polyus PJSC GDR (c)(d)	234	—
Security Description	Shares	Value
Sberbank of Russia PJSC (c)(d)	32,012	$—
TCS Group Holding PLC GDR (c)(d)	275	—
United Co. RUSAL International PJSC (c)(d)	46,750	—
VK Co. Ltd. GDR (c)(d)	1,325	—
VTB Bank PJSC (c)(d)	12,978,000	—
Yandex NV Class A (c)(d)	733	—
		—
SAUDI ARABIA — 1.0%
Al Rajhi Bank	20,313	395,353
Alinma Bank	19,949	178,178
Arab National Bank	12,232	85,934
Bank AlBilad	17,817	183,837
Bank Al-Jazira	29,048	141,573
Banque Saudi Fransi	10,605	117,906
Dar Al Arkan Real Estate Development Co. (c)	40,172	164,300
Dr Sulaiman Al Habib Medical Services Group Co.	546	41,663
Emaar Economic City (c)	30,523	76,171
Etihad Etisalat Co.	7,412	94,658
Jarir Marketing Co.	14,350	63,281
Nahdi Medical Co.	1,867	84,622
Riyad Bank	15,332	137,553
SABIC Agri-Nutrients Co.	911	31,478
Saudi Awwal Bank	17,206	175,010
Saudi National Bank	20,136	197,564
Saudi Research & Media Group (c)	633	31,864
Saudi Tadawul Group Holding Co.	1,614	80,986
Saudi Telecom Co.	2,772	32,149
		2,314,080
SINGAPORE — 0.4%
CapitaLand Ascendas REIT	145,800	293,033
CapitaLand Integrated Commercial Trust REIT	241,200	340,409
City Developments Ltd.	31,032	154,088
Genting Singapore Ltd.	115,300	80,084
Singapore Exchange Ltd.	6,500	46,156
STMicroelectronics NV	709	35,245
UOL Group Ltd.	11,192	53,092
		1,002,107
SOUTH AFRICA — 0.2%
Capitec Bank Holdings Ltd.	607	50,376
Discovery Ltd. (c)	9,288	71,708
Gold Fields Ltd.	7,512	104,040
Mr Price Group Ltd.	3,598	27,464
Naspers Ltd. Class N	1,171	210,692
Old Mutual Ltd. (f)	51,875	33,281
Old Mutual Ltd. (a)(f)	44,289	28,604

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Woolworths Holdings Ltd.	15,275	$57,692
		583,857
SOUTH KOREA — 0.8%
Amorepacific Corp.	246	18,222
BGF retail Co. Ltd.	592	78,580
Celltrion Healthcare Co. Ltd.	959	47,672
CosmoAM&T Co. Ltd. (c)	178	25,235
Coway Co. Ltd.	626	20,880
Delivery Hero SE (b)(c)	528	23,275
Ecopro BM Co. Ltd.	137	25,889
HLB, Inc. (c)	925	22,815
Kakao Corp.	752	28,022
L&F Co. Ltd.	390	71,924
LG Energy Solution Ltd. (c)	615	258,107
LG H&H Co. Ltd.	60	20,901
NAVER Corp.	442	61,319
NH Investment & Securities Co. Ltd. Class C	11,488	83,262
Samsung Electronics Co. Ltd.	5,166	283,068
Samsung SDI Co. Ltd.	1,413	717,411
SK Biopharmaceuticals Co. Ltd. (c)	375	23,024
SK Hynix, Inc.	1,412	123,449
SK Square Co. Ltd. (c)	2,654	89,128
Yuhan Corp.	741	33,967
		2,056,150
SPAIN — 1.2%
Acciona SA (a)	1,874	317,721
ACS Actividades de Construccion y Servicios SA (a)	10,614	372,525
Aena SME SA (b)	843	136,118
Amadeus IT Group SA (c)	2,017	153,378
Corp. ACCIONA Energias Renovables SA (a)	5,007	167,266
EDP Renovaveis SA	13,963	278,699
Iberdrola SA	40,534	528,460
Industria de Diseno Textil SA	10,145	392,478
Redeia Corp. SA (a)	30,852	517,852
		2,864,497
SWEDEN — 0.7%
Atlas Copco AB Class A	7,858	113,054
Boliden AB	7,893	227,664
Epiroc AB Class A	10,066	190,019
Epiroc AB Class B	4,169	67,275
Fastighets AB Balder Class B (c)	6,276	22,870
H & M Hennes & Mauritz AB Class B	5,744	98,476
Hexagon AB Class B	6,300	77,428
Industrivarden AB Class C (a)	1,355	37,283
Kinnevik AB Class B (c)	1,625	22,476
Nibe Industrier AB Class B	23,466	222,466
Skandinaviska Enskilda Banken AB Class A	11,602	127,983
Security Description	Shares	Value
Skanska AB Class B	21,270	$297,646
Svenska Cellulosa AB SCA Class B	1,672	21,277
Svenska Handelsbanken AB Class A	3,517	29,415
Tele2 AB Class B	10,032	82,773
Telefonaktiebolaget LM Ericsson Class B	20,415	110,398
Telia Co. AB	17,575	38,481
		1,786,984
SWITZERLAND — 3.0%
ABB Ltd.	47,372	1,862,792
Alcon, Inc.	2,043	169,213
Baloise Holding AG	3,482	511,412
Banque Cantonale Vaudoise (a)	309	32,639
BKW AG	1,603	283,098
Chocoladefabriken Lindt & Spruengli AG	2	248,142
Cie Financiere Richemont SA Class A	3,232	547,849
Geberit AG	571	298,759
Givaudan SA	56	185,592
Julius Baer Group Ltd.	2,158	135,899
Kuehne & Nagel International AG	158	46,747
Novartis AG	11,792	1,186,252
Partners Group Holding AG	136	127,936
Sonova Holding AG	271	72,154
Straumann Holding AG	673	109,189
Swiss Life Holding AG	120	70,150
Swiss Prime Site AG	5,832	506,181
Swisscom AG	978	609,767
Zurich Insurance Group AG	668	317,256
		7,321,027
TAIWAN — 1.1%
Accton Technology Corp.	13,000	145,676
Advantech Co. Ltd.	5,000	65,742
Cathay Financial Holding Co. Ltd.	91,712	127,065
Delta Electronics, Inc.	36,000	398,208
E Ink Holdings, Inc.	4,000	28,898
Largan Precision Co. Ltd.	1,000	68,391
MediaTek, Inc.	4,000	88,362
Novatek Microelectronics Corp.	2,000	27,388
Taiwan High Speed Rail Corp.	149,000	153,810
Taiwan Semiconductor Manufacturing Co. Ltd.	84,000	1,553,533
Voltronic Power Technology Corp.	1,000	63,093
		2,720,166
THAILAND — 0.4%
Asset World Corp. PCL	223,400	31,127
Asset World Corp. PCL NVDR	229,400	31,963

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Bangkok Expressway & Metro PCL	114,600	$27,636
Bangkok Expressway & Metro PCL NVDR	465,400	112,231
BTS Group Holdings PCL	100,200	21,054
BTS Group Holdings PCL NVDR	494,484	103,904
Delta Electronics Thailand PCL	20,700	53,713
Delta Electronics Thailand PCL NVDR	38,500	99,901
Energy Absolute PCL NVDR	127,600	205,139
Krungthai Card PCL NVDR	15,685	21,898
Land & Houses PCL NVDR	311,000	74,121
SCB X PCL	3,600	10,814
SCB X PCL NVDR	47,500	142,681
		936,182
TURKEY — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	51,922	108,445
Hektas Ticaret TAS (c)	18,589	21,576
		130,021
UNITED ARAB EMIRATES — 0.0% (e)
Emaar Properties PJSC	20,329	35,477
Multiply Group PJSC (c)	68,988	59,352
		94,829
UNITED KINGDOM — 2.1%
3i Group PLC	49,426	1,224,394
abrdn PLC	17,032	47,248
Admiral Group PLC	870	23,028
Ashtead Group PLC	4,034	279,203
AstraZeneca PLC	6,407	918,492
AstraZeneca PLC ADR	1,327	94,973
Aviva PLC	34,218	171,924
Barclays PLC	36,592	71,354
Barratt Developments PLC	17,156	90,190
Berkeley Group Holdings PLC	2,186	109,027
Bunzl PLC	3,710	141,454
Coca-Cola Europacific Partners PLC	1,126	72,548
Compass Group PLC	2,928	81,970
Diageo PLC	10,631	456,697
Halma PLC	7,004	202,756
Hargreaves Lansdown PLC	2,174	22,543
HSBC Holdings PLC	30,287	239,388
Informa PLC	18,681	172,426
Just Eat Takeaway.com NV (b)(c)	1,263	19,341
Kingfisher PLC	7,161	21,094
London Stock Exchange Group PLC	1,045	111,147
Next PLC	1,060	92,987
Ocado Group PLC (a)(c)	4,729	34,149
Pearson PLC	3,322	34,717
Persimmon PLC	1,402	18,279
RELX PLC (f)	3,647	121,526
Security Description	Shares	Value
RELX PLC (f)	1,218	$40,583
Schroders PLC	3,965	22,044
Segro PLC REIT	16,423	149,663
Smith & Nephew PLC	4,806	77,476
Taylor Wimpey PLC	17,654	23,062
WPP PLC	2,435	25,490
		5,211,173
UNITED STATES — 62.1%
3M Co.	579	57,952
Abbott Laboratories	4,992	544,228
AbbVie, Inc.	6,042	814,039
Accenture PLC Class A	3,238	999,182
Activision Blizzard, Inc. (c)	1,885	158,906
Adobe, Inc. (c)	2,091	1,022,478
Advanced Micro Devices, Inc. (c)	4,833	550,527
AECOM	9,976	844,867
Aflac, Inc.	7,557	527,479
Agilent Technologies, Inc.	1,324	159,211
Airbnb, Inc. Class A (c)	964	123,546
Albemarle Corp.	323	72,058
Align Technology, Inc. (c)	345	122,006
Allegion PLC	1,926	231,159
Allstate Corp.	2,155	234,981
Ally Financial, Inc.	1,212	32,736
Alnylam Pharmaceuticals, Inc. (c)	422	80,155
Alphabet, Inc. Class A (c)	17,838	2,135,209
Alphabet, Inc. Class C (c)	28,214	3,413,048
Amazon.com, Inc. (c)	34,379	4,481,646
American Express Co.	3,726	649,069
American Financial Group, Inc.	1,587	188,456
American International Group, Inc.	5,592	321,764
American Tower Corp. REIT	1,613	312,825
Ameriprise Financial, Inc.	851	282,668
AMETEK, Inc.	2,528	409,233
Amgen, Inc.	2,191	486,446
Amphenol Corp. Class A	2,368	201,162
Analog Devices, Inc.	7,499	1,460,880
Annaly Capital Management, Inc. REIT	8,063	161,341
ANSYS, Inc. (c)	140	46,238
Aon PLC Class A	838	289,278
Apollo Global Management, Inc.	3,235	248,480
Apple, Inc.	64,203	12,453,456
Applied Materials, Inc.	2,071	299,342
Arch Capital Group Ltd. (c)	3,663	274,176
Arthur J Gallagher & Co.	745	163,580
Assurant, Inc.	1,185	148,978
Autodesk, Inc. (c)	882	180,466
Automatic Data Processing, Inc.	2,046	449,690
AutoZone, Inc. (c)	94	234,376

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
AvalonBay Communities, Inc. REIT	1,583	$299,614
Avantor, Inc. (c)	4,082	83,844
Axon Enterprise, Inc. (c)	296	57,756
Bank of America Corp.	33,875	971,874
Bank of New York Mellon Corp.	4,843	215,610
Bath & Body Works, Inc.	625	23,438
Baxter International, Inc.	2,120	96,587
Becton Dickinson & Co.	1,453	383,607
Berkshire Hathaway, Inc. Class B (c)	2,310	787,710
Best Buy Co., Inc.	646	52,940
Biogen, Inc. (c)	605	172,334
BioMarin Pharmaceutical, Inc. (c)	764	66,224
Bio-Rad Laboratories, Inc. Class A (c)	107	40,566
Bio-Techne Corp.	456	37,223
BlackRock, Inc.	783	541,163
Blackstone, Inc.	3,201	297,597
Block, Inc. CDI (c)	366	23,605
Block, Inc. (c)	942	62,709
Booking Holdings, Inc. (c)	139	375,346
Booz Allen Hamilton Holding Corp.	518	57,809
Boston Properties, Inc. REIT	2,345	135,049
Boston Scientific Corp. (c)	10,412	563,185
Bristol-Myers Squibb Co.	12,787	817,729
Broadcom, Inc.	1,333	1,156,284
Broadridge Financial Solutions, Inc.	1,119	185,340
Brown & Brown, Inc.	1,499	103,191
Brown-Forman Corp. Class B	3,696	246,819
Burlington Stores, Inc. (c)	368	57,920
Caesars Entertainment, Inc. (c)	531	27,065
Capital One Financial Corp.	2,230	243,895
Carlyle Group, Inc.	929	29,682
CarMax, Inc. (c)	1,020	85,374
Carrier Global Corp.	1,232	61,243
Catalent, Inc. (c)	1,134	49,170
Cboe Global Markets, Inc.	485	66,935
CBRE Group, Inc. Class A (c)	4,188	338,013
CDW Corp.	2,236	410,306
Charles Schwab Corp.	6,834	387,351
Charter Communications, Inc. Class A (c)	582	213,809
Chipotle Mexican Grill, Inc. (c)	55	117,645
Chubb Ltd.	2,458	473,312
Church & Dwight Co., Inc.	1,678	168,186
Cincinnati Financial Corp.	1,336	130,020
Cintas Corp.	134	66,609
Cisco Systems, Inc.	20,887	1,080,693
Citizens Financial Group, Inc.	918	23,941
Clorox Co.	168	26,719
CME Group, Inc.	1,660	307,581
Cognex Corp.	702	39,326
Security Description	Shares	Value
Cognizant Technology Solutions Corp. Class A	3,042	$198,582
Comcast Corp. Class A	17,607	731,571
Constellation Brands, Inc. Class A	446	109,774
Constellation Energy Corp.	380	34,789
Cooper Cos., Inc.	180	69,017
Copart, Inc. (c)	1,086	99,054
Corning, Inc.	12,422	435,267
CoStar Group, Inc. (c)	1,052	93,628
Crowdstrike Holdings, Inc. Class A (c)	139	20,415
Crown Castle, Inc. REIT	1,951	222,297
CSL Ltd.	1,675	309,269
CVS Health Corp.	2,381	164,599
Danaher Corp.	2,478	594,720
Darling Ingredients, Inc. (c)	1,543	98,428
Deere & Co.	1,067	432,338
DENTSPLY SIRONA, Inc.	656	26,253
Dexcom, Inc. (c)	1,472	189,167
Digital Realty Trust, Inc. REIT	6,529	743,457
Discover Financial Services	1,565	182,870
DocuSign, Inc. (c)	449	22,939
Dollar General Corp.	1,142	193,889
Dollar Tree, Inc. (c)	1,128	161,868
DoorDash, Inc. Class A (c)	328	25,066
DR Horton, Inc.	1,076	130,938
Eaton Corp. PLC	2,384	479,422
eBay, Inc.	6,620	295,848
Edison International	29,129	2,023,009
Edwards Lifesciences Corp. (c)	4,779	450,803
Electronic Arts, Inc.	212	27,496
Elevance Health, Inc.	1,284	570,468
Eli Lilly & Co.	4,328	2,029,745
Enphase Energy, Inc. (c)	2,747	460,068
EPAM Systems, Inc. (c)	98	22,026
Equifax, Inc.	310	72,943
Equinix, Inc. REIT	1,087	852,143
Equitable Holdings, Inc.	6,465	175,589
Equity Residential REIT	2,930	193,292
Erie Indemnity Co. Class A	225	47,252
Essex Property Trust, Inc. REIT	968	226,802
Estee Lauder Cos., Inc. Class A	1,535	301,443
Etsy, Inc. (c)	860	72,765
Everest Re Group Ltd.	239	81,705
Exact Sciences Corp. (c)	521	48,922
Expeditors International of Washington, Inc.	1,093	132,395
Experian PLC	3,726	142,964
Extra Space Storage, Inc. REIT	774	115,210
F5, Inc. (c)	2,313	338,299
FactSet Research Systems, Inc.	77	30,850
Fastenal Co.	6,184	364,794

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Fidelity National Information Services, Inc. (f)	2,238	$122,419
Fifth Third Bancorp	6,480	169,841
First Solar, Inc. (c)	2,914	553,922
Fiserv, Inc. (c)	2,523	318,276
FleetCor Technologies, Inc. (c)	376	94,406
FMC Corp.	579	60,413
Fortinet, Inc. (c)	2,647	200,087
Fortive Corp.	3,765	281,509
Fox Corp. Class A	2,485	84,490
Fox Corp. Class B	2,275	72,550
Garmin Ltd.	1,141	118,995
Gartner, Inc. (c)	188	65,858
Genuine Parts Co.	877	148,415
Gilead Sciences, Inc.	2,123	163,620
Global Payments, Inc.	1,221	120,293
Globe Life, Inc.	1,002	109,839
GoDaddy, Inc. Class A (c)	514	38,617
Goldman Sachs Group, Inc.	306	98,697
GSK PLC	17,887	315,822
Haleon PLC	31,625	129,565
Hartford Financial Services Group, Inc.	3,076	221,534
Hasbro, Inc.	820	53,111
HEICO Corp.	782	138,367
HEICO Corp. Class A	358	50,335
Henry Schein, Inc. (c)	2,249	182,394
Hershey Co.	623	155,563
Hewlett Packard Enterprise Co.	37,373	627,866
Hilton Worldwide Holdings, Inc.	288	41,918
Hologic, Inc. (c)	1,777	143,884
Home Depot, Inc.	4,257	1,322,394
Honeywell International, Inc.	5,583	1,158,472
Horizon Therapeutics PLC (c)	314	32,295
Humana, Inc.	688	307,625
Huntington Bancshares, Inc.	3,159	34,054
IDEX Corp.	593	127,649
IDEXX Laboratories, Inc. (c)	454	228,012
Illinois Tool Works, Inc.	3,623	906,330
Illumina, Inc. (c)	806	151,117
Incyte Corp. (c)	544	33,864
Insulet Corp. (c)	243	70,067
Intel Corp.	22,039	736,984
Intercontinental Exchange, Inc.	2,420	273,654
International Business Machines Corp.	8,611	1,152,238
International Flavors & Fragrances, Inc.	467	37,169
Interpublic Group of Cos., Inc.	1,477	56,983
Intuit, Inc.	1,350	618,557
Intuitive Surgical, Inc. (c)	1,726	590,188
Invesco Ltd.	10,103	169,831
IQVIA Holdings, Inc. (c)	1,600	359,632
Iron Mountain, Inc. REIT	1,512	85,912
Jack Henry & Associates, Inc.	180	30,119
Jacobs Solutions, Inc.	1,697	201,756
Security Description	Shares	Value
Jazz Pharmaceuticals PLC (c)	653	$80,952
Johnson & Johnson	12,885	2,132,725
JPMorgan Chase & Co.	13,183	1,917,336
Juniper Networks, Inc.	11,091	347,481
Keurig Dr Pepper, Inc.	5,943	185,838
KeyCorp	16,303	150,640
Keysight Technologies, Inc. (c)	1,302	218,020
KKR & Co., Inc.	2,497	139,832
KLA Corp.	710	344,364
Kraft Heinz Co.	769	27,300
L3Harris Technologies, Inc.	1,381	270,358
Laboratory Corp. of America Holdings	312	75,295
Lam Research Corp.	430	276,430
Leidos Holdings, Inc.	630	55,742
Lennar Corp. Class A	1,098	137,590
Liberty Media Corp.-Liberty Formula One Class C (c)	1,470	110,662
Liberty Media Corp.-Liberty SiriusXM Class C (c)	906	29,653
Live Nation Entertainment, Inc. (c)	1,070	97,488
LKQ Corp.	2,407	140,256
Lowe's Cos., Inc.	2,775	626,317
Lululemon Athletica, Inc. (c)	778	294,473
M&T Bank Corp.	1,312	162,373
Markel Group, Inc. (c)	122	168,748
MarketAxess Holdings, Inc.	138	36,076
Marriott International, Inc. Class A	249	45,739
Marsh & McLennan Cos., Inc.	2,651	498,600
Marvell Technology, Inc.	4,235	253,168
Masco Corp.	450	25,821
Masimo Corp. (c)	171	28,138
Mastercard, Inc. Class A	3,701	1,455,603
Match Group, Inc. (c)	849	35,531
McDonald's Corp.	3,656	1,090,987
Medtronic PLC	7,645	673,524
Merck & Co., Inc.	14,477	1,670,501
Meta Platforms, Inc. Class A (c)	9,121	2,617,545
MetLife, Inc.	7,695	434,998
Mettler-Toledo International, Inc. (c)	146	191,499
Micron Technology, Inc.	1,778	112,210
Microsoft Corp.	29,344	9,992,806
Moderna, Inc. (c)	1,214	147,501
Molina Healthcare, Inc. (c)	180	54,223
Monster Beverage Corp. (c)	1,515	87,022
Moody's Corp.	1,404	488,199
Morgan Stanley	5,841	498,821
Motorola Solutions, Inc.	1,648	483,325
Nasdaq, Inc.	1,592	79,361
NetApp, Inc.	1,452	110,933
Netflix, Inc. (c)	1,770	779,667
Neurocrine Biosciences, Inc. (c)	329	31,025
Newmont Corp.	6,033	257,368

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
NIKE, Inc. Class B	4,444	$490,484
Northern Trust Corp.	1,287	95,418
Novocure Ltd. (c)	257	10,666
NVIDIA Corp.	10,504	4,443,402
NVR, Inc. (c)	11	69,857
Old Dominion Freight Line, Inc.	165	61,009
Omnicom Group, Inc.	949	90,297
Oracle Corp.	10,786	1,284,505
O'Reilly Automotive, Inc. (c)	445	425,109
PACCAR, Inc.	3,737	312,600
Palantir Technologies, Inc. Class A (c)	3,166	48,535
Palo Alto Networks, Inc. (c)	1,083	276,717
Paramount Global Class B	2,018	32,106
Parker-Hannifin Corp.	1,082	422,023
Paychex, Inc.	1,664	186,152
Paycom Software, Inc.	88	28,269
PayPal Holdings, Inc. (c)	4,461	297,683
Pentair PLC	6,467	417,768
Pfizer, Inc.	22,557	827,391
Pinterest, Inc. Class A (c)	1,427	39,014
PNC Financial Services Group, Inc.	2,717	342,206
Pool Corp.	190	71,182
PPG Industries, Inc.	2,558	379,351
Progressive Corp.	2,549	337,411
Prologis, Inc. REIT	5,584	684,766
Prudential Financial, Inc.	3,431	302,683
Public Storage REIT	963	281,080
PulteGroup, Inc.	941	73,097
QIAGEN NV (c)	532	23,878
QUALCOMM, Inc.	4,894	582,582
Quanta Services, Inc.	2,272	446,334
Quest Diagnostics, Inc.	374	52,569
Raymond James Financial, Inc.	681	70,667
Realty Income Corp. REIT	3,517	210,281
Regency Centers Corp. REIT	3,133	193,525
Regeneron Pharmaceuticals, Inc. (c)	391	280,949
Regions Financial Corp.	7,882	140,457
Reliance Steel & Aluminum Co.	790	214,556
ResMed, Inc.	953	208,231
Revvity, Inc.	1,892	224,751
Robert Half International, Inc.	419	31,517
Roche Holding AG	3,036	928,124
Rockwell Automation, Inc.	889	292,881
Rollins, Inc.	1,051	45,014
Roper Technologies, Inc.	129	62,023
Ross Stores, Inc.	1,903	213,383
Royalty Pharma PLC Class A	1,947	59,851
S&P Global, Inc.	2,260	906,011
Salesforce, Inc. (c)	3,809	804,689
Sanofi	4,905	525,503
SBA Communications Corp. REIT	406	94,095
Schneider Electric SE	10,281	1,867,111
Security Description	Shares	Value
Seagen, Inc. (c)	234	$45,036
SEI Investments Co.	774	46,146
ServiceNow, Inc. (c)	1,151	646,827
Sherwin-Williams Co.	2,765	734,163
Simon Property Group, Inc. REIT	2,521	291,125
Sirius XM Holdings, Inc. (a)	9,694	43,914
Skyworks Solutions, Inc.	193	21,363
Snap, Inc. Class A (c)	3,152	37,320
Snap-on, Inc.	152	43,805
Snowflake, Inc. Class A (c)	548	96,437
SolarEdge Technologies, Inc. (c)	1,718	462,228
Splunk, Inc. (c)	583	61,850
Stanley Black & Decker, Inc.	642	60,162
Starbucks Corp.	4,596	455,280
State Street Corp. (g)	555	40,615
STERIS PLC	363	81,668
Stryker Corp.	1,898	579,061
Sun Communities, Inc. REIT	159	20,743
Swiss Re AG	1,943	195,549
Synchrony Financial	3,999	135,646
T Rowe Price Group, Inc.	1,213	135,880
Target Corp.	2,214	292,027
TE Connectivity Ltd.	2,155	302,045
Teledyne Technologies, Inc. (c)	679	279,144
Teleflex, Inc.	267	64,622
Teradyne, Inc.	985	109,660
Tesla, Inc. (c)	12,255	3,207,991
Texas Instruments, Inc.	3,934	708,199
Thermo Fisher Scientific, Inc.	1,842	961,063
TJX Cos., Inc.	8,980	761,414
T-Mobile U.S., Inc. (c)	1,640	227,796
Trade Desk, Inc. Class A (c)	1,291	99,691
Tradeweb Markets, Inc. Class A	334	22,872
Trane Technologies PLC	136	26,011
TransDigm Group, Inc.	310	277,193
TransUnion	331	25,927
Travelers Cos., Inc.	1,771	307,552
Trimble, Inc. (c)	2,942	155,749
Truist Financial Corp.	8,288	251,541
U.S. Bancorp	7,375	243,670
Uber Technologies, Inc. (c)	6,662	287,599
U-Haul Holding Co.	1,875	95,006
Ulta Beauty, Inc. (c)	425	200,003
Union Pacific Corp.	2,698	552,065
United Parcel Service, Inc. Class B	2,563	459,418
United Rentals, Inc.	174	77,494
UnitedHealth Group, Inc.	3,863	1,856,712
Veeva Systems, Inc. Class A (c)	428	84,628
Ventas, Inc. REIT	2,531	119,640
VeriSign, Inc. (c)	233	52,651
Verisk Analytics, Inc.	492	111,207

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Verizon Communications, Inc.	10,065	$374,317
Vertex Pharmaceuticals, Inc. (c)	901	317,071
VF Corp.	2,050	39,135
VICI Properties, Inc. REIT	2,481	77,978
Visa, Inc. Class A	7,143	1,696,320
VMware, Inc. Class A (c)	5,364	770,753
Vulcan Materials Co.	171	38,550
W R Berkley Corp.	2,405	143,242
W.W. Grainger, Inc.	535	421,896
Walmart, Inc.	1,009	158,595
Walt Disney Co. (c)	7,469	666,832
Warner Bros Discovery, Inc. (c)	3,235	40,567
Waters Corp. (c)	163	43,446
Wells Fargo & Co.	5,881	251,001
Welltower, Inc. REIT	3,314	268,069
West Pharmaceutical Services, Inc.	178	68,080
Westinghouse Air Brake Technologies Corp.	1,294	141,913
Willis Towers Watson PLC	703	165,557
Workday, Inc. Class A (c)	283	63,927
WP Carey, Inc. REIT	737	49,792
Wynn Resorts Ltd.	288	30,416
Xylem, Inc.	5,797	652,858
Yum! Brands, Inc.	1,699	235,396
Zebra Technologies Corp. Class A (c)	162	47,924
Zillow Group, Inc. Class C (c)	631	31,714
Zimmer Biomet Holdings, Inc.	1,243	180,981
Zoetis, Inc.	2,817	485,116
Zoom Video Communications, Inc. Class A (c)	769	52,200
		151,490,102
ZAMBIA — 0.0% (e)
First Quantum Minerals Ltd.	2,633	62,360
TOTAL COMMON STOCKS (Cost $227,545,289)		241,514,336

SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (h)(i)	1,365,292	1,365,565
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g)(j)	5,686,909	$5,686,909
TOTAL SHORT-TERM INVESTMENTS (Cost $7,052,446)		7,052,474
TOTAL INVESTMENTS — 101.9% (Cost $234,597,735)		248,566,810
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(4,539,415)
NET ASSETS — 100.0%		$244,027,395
(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the securities is $710, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2023.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

At June 30, 2023, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI World NTR Index	35	09/15/2023	$2,026,270	$2,074,537	$48,267

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$239,055,202	$2,458,424	$710	$241,514,336
Short-Term Investments	7,052,474	—	—	7,052,474
TOTAL INVESTMENTS	$246,107,676	$2,458,424	$710	$248,566,810
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$48,267	$—	$—	$48,267
TOTAL OTHER FINANCIAL INSTRUMENTS:	$48,267	$—	$—	$48,267
Sector Breakdown as of June 30, 2023

% of Net Assets
Information Technology	25.6%
Financials	16.8
Health Care	13.3
Industrials	13.0
Consumer Discretionary	10.2
Communication Services	6.4
Real Estate	4.6
Utilities	3.4
Consumer Staples	3.1
Materials	2.6
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Corp.	576	$35,027	$—	$1,725	$158	$7,155	555	$40,615	$1,067
State Street Institutional Liquid Reserves Fund, Premier Class	291,468	291,527	10,494,830	9,420,804	14	(2)	1,365,292	1,365,565	44,674
State Street Navigator Securities Lending Portfolio II	6,666,602	6,666,602	40,812,664	41,792,357	—	—	5,686,909	5,686,909	31,859
Total		$6,993,156	$51,307,494	$51,214,886	$172	$7,153		$7,093,089	$77,600
See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 6.2%
Ampol Ltd.	3,720	$74,138
ANZ Group Holdings Ltd.	47,027	742,207
APA Group Stapled Security	18,978	122,411
Aristocrat Leisure Ltd.	9,391	241,668
ASX Ltd.	2,970	124,550
Aurizon Holdings Ltd.	30,072	78,468
Bank of Queensland Ltd.	1	4
BlueScope Steel Ltd.	7,531	103,017
Brambles Ltd.	22,212	213,058
Cochlear Ltd.	1,025	156,292
Coles Group Ltd.	20,802	255,059
Commonwealth Bank of Australia	26,593	1,774,943
Computershare Ltd.	8,583	133,576
Dexus REIT (a)	16,942	87,964
EBOS Group Ltd. (a)	2,551	57,436
Endeavour Group Ltd. (a)	22,270	93,540
Flutter Entertainment PLC (b)	2,779	558,626
Fortescue Metals Group Ltd. (a)	26,708	394,320
Goodman Group REIT	26,702	356,728
GPT Group REIT	30,440	83,886
IDP Education Ltd. (a)	4,101	60,329
IGO Ltd.	10,647	107,725
Insurance Australia Group Ltd.	38,426	145,796
Lendlease Corp. Ltd. Stapled Security (a)	10,627	54,822
Lottery Corp. Ltd.	33,548	114,559
Macquarie Group Ltd.	5,726	677,001
Medibank Pvt Ltd.	44,119	103,375
Mineral Resources Ltd.	2,595	123,385
Mirvac Group REIT	60,130	90,458
National Australia Bank Ltd.	49,464	868,251
Newcrest Mining Ltd.	14,124	248,391
Northern Star Resources Ltd.	18,403	147,980
Orica Ltd.	7,037	69,466
Pilbara Minerals Ltd. (a)	43,261	140,816
Qantas Airways Ltd. (b)	14,803	61,092
QBE Insurance Group Ltd.	22,802	237,842
Ramsay Health Care Ltd.	2,881	107,949
REA Group Ltd. (a)	861	81,974
Reece Ltd. (a)	3,302	40,816
Rio Tinto Ltd.	5,853	446,838
Rio Tinto PLC	17,808	1,128,728
Scentre Group REIT	82,114	144,847
SEEK Ltd.	5,300	76,627
Sonic Healthcare Ltd.	7,152	169,339
Stockland REIT	36,155	96,988
Suncorp Group Ltd.	19,394	174,151
Telstra Group Ltd.	64,369	184,243
Transurban Group Stapled Security	48,104	456,291
Treasury Wine Estates Ltd.	11,104	83,005
Vicinity Ltd. REIT	61,147	75,096
Wesfarmers Ltd.	17,755	583,131
Security Description	Shares	Value
Westpac Banking Corp.	54,762	$777,893
WiseTech Global Ltd.	2,614	138,870
Woolworths Group Ltd.	19,324	511,048
		14,181,013
AUSTRIA — 0.2%
Erste Group Bank AG	5,268	184,434
Mondi PLC	7,352	112,070
Verbund AG	1,045	83,740
voestalpine AG	1,904	68,342
		448,586
BELGIUM — 0.8%
Ageas SA	2,646	107,129
Anheuser-Busch InBev SA	13,585	768,185
D'ieteren Group	387	68,357
Elia Group SA	505	64,076
Groupe Bruxelles Lambert NV	1,515	119,271
KBC Group NV	3,883	270,788
Sofina SA (a)	234	48,429
Solvay SA	1,179	131,587
UCB SA	2,004	177,533
Umicore SA	3,178	88,725
Warehouses De Pauw CVA REIT	2,606	71,420
		1,915,500
BRAZIL — 0.0% (c)
Yara International ASA	2,616	92,543
BURKINA FASO — 0.0% (c)
Endeavour Mining PLC (a)	2,924	70,074
CHILE — 0.1%
Antofagasta PLC	6,462	120,028
CHINA — 0.6%
BOC Hong Kong Holdings Ltd.	58,500	178,786
Budweiser Brewing Co. APAC Ltd. (d)	26,454	68,189
ESR Group Ltd. (d)	30,800	52,823
Prosus NV (b)	12,595	922,169
SITC International Holdings Co. Ltd.	24,000	43,795
Wilmar International Ltd.	29,500	82,831
Xinyi Glass Holdings Ltd.	29,000	45,147
		1,393,740
DENMARK — 3.3%
AP Moller - Maersk AS Class A	47	81,813
AP Moller - Maersk AS Class B	82	143,879
Carlsberg AS Class B	1,566	250,221
Chr Hansen Holding AS	1,629	113,042
Coloplast AS Class B	1,871	233,901
Danske Bank AS (b)	10,885	264,754
Demant AS (b)	1,574	66,536
DSV AS	2,944	618,146
Genmab AS (b)	1,028	388,615
Novo Nordisk AS Class B	26,075	4,200,364
Novozymes AS Class B	3,134	145,981
Orsted AS (d)	2,946	278,333

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Pandora AS	1,385	$123,628
ROCKWOOL AS Class B	121	31,257
Tryg AS	5,614	121,454
Vestas Wind Systems AS (b)	15,914	423,123
		7,485,047
FINLAND — 1.2%
Elisa Oyj	2,171	115,918
Fortum Oyj	6,709	89,774
Kesko Oyj Class B	4,221	79,438
Kone Oyj Class B	5,370	280,220
Metso Oyj	10,307	124,200
Neste Oyj	6,681	257,009
Nokia Oyj	84,347	352,953
Nordea Bank Abp (e)	51,367	557,836
Nordea Bank Abp (e)	686	7,459
Orion Oyj Class B	1,693	70,225
Sampo Oyj Class A	7,413	332,562
Stora Enso Oyj Class R	8,427	97,685
UPM-Kymmene Oyj	8,235	245,004
Wartsila OYJ Abp	7,412	83,412
		2,693,695
FRANCE — 10.3%
Accor SA	2,970	110,234
Adevinta ASA (b)	4,866	31,975
Aeroports de Paris	472	67,716
Air Liquide SA	8,280	1,483,298
Airbus SE	9,337	1,348,308
Alstom SA	4,955	147,689
Amundi SA (d)	981	57,848
Arkema SA	921	86,715
AXA SA	28,896	851,978
BioMerieux	648	67,954
BNP Paribas SA	17,446	1,098,619
Bollore SE	14,848	92,497
Bouygues SA	3,480	116,786
Bureau Veritas SA	4,588	125,738
Capgemini SE	2,583	489,073
Carrefour SA	9,349	177,017
Cie de Saint-Gobain	7,708	468,658
Cie Generale des Etablissements Michelin SCA	10,481	309,425
Covivio SA REIT	767	36,133
Credit Agricole SA	19,266	228,521
Danone SA	10,098	618,490
Dassault Aviation SA	386	77,235
Dassault Systemes SE	10,392	460,593
Edenred	3,862	258,453
Eiffage SA	1,158	120,754
EssilorLuxottica SA	4,643	874,308
Eurazeo SE	630	44,298
Gecina SA REIT	747	79,501
Getlink SE	5,631	95,715
Hermes International	500	1,085,545
Ipsen SA	624	75,022
Kering SA	1,176	648,693
Security Description	Shares	Value
Klepierre SA REIT	3,184	$78,923
La Francaise des Jeux SAEM (d)	1,624	63,855
Legrand SA	4,204	416,460
L'Oreal SA	3,807	1,773,934
LVMH Moet Hennessy Louis Vuitton SE	4,362	4,106,968
Orange SA	29,329	342,442
Pernod Ricard SA	3,240	715,452
Publicis Groupe SA	3,539	283,787
Remy Cointreau SA	358	57,395
Renault SA	3,018	127,030
Safran SA	5,360	838,920
Sartorius Stedim Biotech	417	104,046
SEB SA	443	45,746
Societe Generale SA	11,457	297,490
Sodexo SA	1,396	153,598
Teleperformance	918	153,686
Thales SA	1,691	253,118
Unibail-Rodamco-Westfield CDI (b)(e)	623	1,597
Unibail-Rodamco-Westfield REIT (b)(e)	2,091	109,844
Valeo SA	3,089	66,155
Veolia Environnement SA	10,789	340,765
Vinci SA	8,425	977,811
Vivendi SE	10,979	100,688
Wendel SE	403	41,329
Worldline SA (b)(d)	3,754	137,203
		23,423,031
GERMANY — 8.8%
adidas AG	2,522	489,162
Allianz SE	6,377	1,483,298
BASF SE	14,079	683,068
Bayer AG	15,432	853,096
Bayerische Motoren Werke AG	5,208	639,331
Bayerische Motoren Werke AG Preference Shares	921	104,701
Bechtle AG	1,253	49,650
Beiersdorf AG	1,590	210,331
Brenntag SE	2,373	184,851
Carl Zeiss Meditec AG	630	68,073
Commerzbank AG	16,754	185,528
Continental AG	1,689	127,331
Covestro AG (b)(d)	2,992	155,314
Daimler Truck Holding AG	7,777	279,995
Deutsche Bank AG	31,928	335,028
Deutsche Boerse AG	2,958	545,716
Deutsche Lufthansa AG (b)	9,189	94,026
Deutsche Post AG	15,853	773,634
Deutsche Telekom AG	51,278	1,117,544
E.ON SE	35,365	450,652
Evonik Industries AG	3,356	63,818
Fresenius Medical Care AG & Co. KGaA	3,113	148,655
Fresenius SE & Co. KGaA	6,563	181,655
GEA Group AG	2,327	97,260

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Hannover Rueck SE	925	$196,133
Heidelberg Materials AG	2,317	190,094
HelloFresh SE (b)	2,550	62,874
Henkel AG & Co. KGaA	1,620	113,999
Henkel AG & Co. KGaA Preference Shares	2,730	218,200
Infineon Technologies AG	20,473	843,968
Knorr-Bremse AG	1,108	84,594
LEG Immobilien SE (b)	1,176	67,538
Mercedes-Benz Group AG	13,481	1,083,522
Merck KGaA	2,028	335,312
MTU Aero Engines AG	822	212,901
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,194	822,460
Nemetschek SE	877	65,675
Porsche Automobil Holding SE Preference Shares (b)	2,315	139,316
Puma SE	1,633	98,202
Rational AG	81	58,590
Rheinmetall AG	675	184,695
SAP SE	16,448	2,245,609
Sartorius AG Preference Shares	413	142,880
Scout24 SE (d)	1,212	76,799
Siemens AG	11,966	1,991,396
Siemens Energy AG (b)	8,092	142,843
Siemens Healthineers AG (d)	4,353	246,290
Symrise AG	2,063	216,115
Talanx AG	997	57,160
Telefonica Deutschland Holding AG	16,899	47,512
Volkswagen AG	445	74,232
Volkswagen AG Preference Shares	3,248	435,646
Vonovia SE	11,309	220,791
Wacker Chemie AG	288	39,512
Zalando SE (b)(d)	3,456	99,390
		20,135,965
HONG KONG — 2.3%
AIA Group Ltd.	183,800	1,855,215
CK Asset Holdings Ltd.	31,015	171,765
CK Infrastructure Holdings Ltd.	12,000	63,471
Futu Holdings Ltd. ADR (a)(b)	967	38,429
Hang Lung Properties Ltd.	28,000	43,233
Hang Seng Bank Ltd.	11,900	169,315
Henderson Land Development Co. Ltd.	25,250	75,074
HKT Trust & HKT Ltd. Stapled Security	61,000	70,912
Hong Kong Exchanges & Clearing Ltd.	18,975	714,777
Hongkong Land Holdings Ltd.	17,700	69,030
Link REIT	39,330	218,316
MTR Corp. Ltd.	23,552	108,194
New World Development Co. Ltd.	27,347	67,281
Security Description	Shares	Value
Power Assets Holdings Ltd.	22,000	$115,241
Prudential PLC	43,629	614,860
Sino Land Co. Ltd.	57,908	71,160
Sun Hung Kai Properties Ltd.	23,000	289,679
Swire Pacific Ltd. Class A	7,000	53,639
Swire Properties Ltd.	17,800	43,747
Techtronic Industries Co. Ltd.	21,500	233,612
WH Group Ltd. (d)	133,810	70,861
Wharf Real Estate Investment Co. Ltd.	26,000	129,891
		5,287,702
IRELAND — 0.7%
AerCap Holdings NV (b)	2,584	164,136
AIB Group PLC	21,055	88,438
Bank of Ireland Group PLC	16,719	159,385
CRH PLC	11,682	643,626
Kerry Group PLC Class A	2,520	245,734
Kingspan Group PLC	2,381	158,198
Smurfit Kappa Group PLC	3,838	127,837
		1,587,354
ISRAEL — 0.6%
Azrieli Group Ltd.	705	39,516
Bank Hapoalim BM	19,607	160,514
Bank Leumi Le-Israel BM	24,212	180,010
Check Point Software Technologies Ltd. (b)	1,543	193,832
Elbit Systems Ltd.	422	87,790
ICL Group Ltd.	11,118	60,220
Israel Discount Bank Ltd. Class A	19,414	96,260
Mizrahi Tefahot Bank Ltd.	2,314	76,885
Nice Ltd. (b)	980	199,911
Teva Pharmaceutical Industries Ltd. (b)	12,245	92,226
Teva Pharmaceutical Industries Ltd. ADR (b)	4,647	34,992
Tower Semiconductor Ltd. (b)	1,686	62,107
Wix.com Ltd. (b)	862	67,443
		1,351,706
ITALY — 2.1%
Amplifon SpA	1,920	70,362
Assicurazioni Generali SpA	15,965	324,320
Coca-Cola HBC AG (b)	3,670	109,414
Davide Campari-Milano NV	7,813	108,169
DiaSorin SpA	393	40,904
Enel SpA	127,491	857,924
Ferrari NV	1,988	649,588
FinecoBank Banca Fineco SpA (a)	9,518	127,881
Infrastrutture Wireless Italiane SpA (d)	5,189	68,387
Intesa Sanpaolo SpA	253,836	664,644
Mediobanca Banca di Credito Finanziario SpA	9,415	112,579
Moncler SpA	3,245	224,242

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Nexi SpA (b)(d)	9,234	$72,354
Poste Italiane SpA (a)(d)	8,594	92,973
Prysmian SpA (a)	3,991	166,678
Recordati Industria Chimica e Farmaceutica SpA	1,694	80,857
Snam SpA	30,783	160,768
Telecom Italia SpA (a)(b)	141,085	39,681
Terna - Rete Elettrica Nazionale	21,828	185,895
UniCredit SpA	29,041	673,755
		4,831,375
JAPAN — 22.6%
Advantest Corp.	3,100	410,731
Aeon Co. Ltd.	10,500	213,727
AGC, Inc. (a)	3,100	110,736
Aisin Corp.	2,900	88,825
Ajinomoto Co., Inc.	7,200	285,141
ANA Holdings, Inc. (b)	2,600	61,629
Asahi Group Holdings Ltd.	7,400	285,381
Asahi Intecc Co. Ltd.	3,200	62,235
Asahi Kasei Corp.	19,700	132,483
Astellas Pharma, Inc.	28,700	426,722
Azbil Corp.	2,000	62,698
Bandai Namco Holdings, Inc.	9,400	215,985
BayCurrent Consulting, Inc.	2,400	89,135
Bridgestone Corp.	9,000	366,887
Brother Industries Ltd.	3,700	53,746
Canon, Inc. (a)	15,800	414,308
Capcom Co. Ltd.	2,900	114,266
Central Japan Railway Co.	2,300	287,391
Chiba Bank Ltd. (a)	8,900	53,812
Chugai Pharmaceutical Co. Ltd.	10,700	302,489
Concordia Financial Group Ltd.	17,700	68,897
CyberAgent, Inc. (a)	7,100	51,481
Dai Nippon Printing Co. Ltd.	3,500	98,751
Daifuku Co. Ltd.	4,600	93,649
Dai-ichi Life Holdings, Inc.	15,200	287,941
Daiichi Sankyo Co. Ltd.	29,100	916,076
Daikin Industries Ltd.	4,200	850,403
Daito Trust Construction Co. Ltd.	1,100	111,001
Daiwa House Industry Co. Ltd.	9,400	246,617
Daiwa House REIT Investment Corp.	32	61,151
Daiwa Securities Group, Inc.	20,700	106,024
Denso Corp.	7,000	467,119
Dentsu Group, Inc. (a)	2,900	94,563
Disco Corp.	1,500	234,649
East Japan Railway Co.	4,800	265,248
Eisai Co. Ltd.	4,000	269,111
FANUC Corp.	14,900	518,745
Fast Retailing Co. Ltd.	2,800	711,357
Fuji Electric Co. Ltd.	2,000	87,038
FUJIFILM Holdings Corp.	5,900	348,648
Fujitsu Ltd.	2,800	360,231
GLP J-Reit	74	72,753
GMO Payment Gateway, Inc.	700	54,243
Hakuhodo DY Holdings, Inc.	3,700	38,706
Security Description	Shares	Value
Hamamatsu Photonics KK	2,500	$121,528
Hankyu Hanshin Holdings, Inc.	3,700	121,725
Hikari Tsushin, Inc.	400	57,010
Hirose Electric Co. Ltd.	505	66,647
Hitachi Construction Machinery Co. Ltd.	1,800	50,164
Hitachi Ltd.	14,800	910,927
Honda Motor Co. Ltd.	24,300	729,832
Hoshizaki Corp.	1,800	64,211
Hoya Corp.	5,600	661,570
Hulic Co. Ltd. (a)	5,800	49,398
Ibiden Co. Ltd.	2,000	112,084
Iida Group Holdings Co. Ltd.	2,400	40,284
Isuzu Motors Ltd.	8,900	107,144
Itochu Techno-Solutions Corp.	1,700	42,766
Japan Airlines Co. Ltd.	2,500	53,966
Japan Exchange Group, Inc.	8,100	140,553
Japan Metropolitan Fund Invest REIT	108	71,958
Japan Post Bank Co. Ltd.	22,900	178,086
Japan Post Holdings Co. Ltd.	34,600	248,126
Japan Post Insurance Co. Ltd.	3,100	46,467
Japan Real Estate Investment Corp. REIT	24	90,995
Japan Tobacco, Inc. (a)	19,000	414,481
JFE Holdings, Inc.	8,200	116,304
JSR Corp. (a)	2,900	82,464
Kajima Corp.	7,200	108,098
Kansai Electric Power Co., Inc.	11,300	141,157
Kao Corp. (a)	7,800	281,380
Kawasaki Kisen Kaisha Ltd. (a)	2,200	53,563
KDDI Corp.	23,600	726,606
Keio Corp. (a)	2,000	62,587
Keisei Electric Railway Co. Ltd.	2,000	82,416
Keyence Corp.	3,100	1,455,253
Kikkoman Corp.	2,100	119,024
Kintetsu Group Holdings Co. Ltd.	3,100	106,897
Kirin Holdings Co. Ltd. (a)	12,900	187,563
Kobayashi Pharmaceutical Co. Ltd.	900	48,700
Kobe Bussan Co. Ltd.	2,700	69,604
Koei Tecmo Holdings Co. Ltd.	1,900	32,673
Koito Manufacturing Co. Ltd.	3,100	55,604
Komatsu Ltd.	14,600	392,034
Konami Group Corp.	1,800	93,664
Kose Corp.	600	57,246
Kubota Corp.	15,500	225,098
Kurita Water Industries Ltd. (a)	2,000	76,023
Kyocera Corp.	5,100	274,910
Kyowa Kirin Co. Ltd. (a)	4,100	75,569
Lasertec Corp.	1,200	179,126
Lixil Corp.	4,400	55,527
M3, Inc.	6,900	148,421
Makita Corp.	3,700	103,319
MatsukiyoCocokara & Co.	2,100	117,354
Mazda Motor Corp.	8,900	85,807

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
McDonald's Holdings Co. Japan Ltd.	1,700	$65,984
MEIJI Holdings Co. Ltd.	3,200	71,246
MINEBEA MITSUMI, Inc. (a)	5,600	104,805
MISUMI Group, Inc.	4,400	87,339
Mitsubishi Chemical Group Corp.	20,100	120,042
Mitsubishi Electric Corp.	29,900	419,326
Mitsubishi Estate Co. Ltd.	17,400	205,860
Mitsubishi HC Capital, Inc.	13,900	82,178
Mitsubishi Heavy Industries Ltd.	5,000	232,158
Mitsubishi UFJ Financial Group, Inc.	179,900	1,325,585
Mitsui Chemicals, Inc.	3,100	90,704
Mitsui Fudosan Co. Ltd.	14,800	292,908
Mitsui OSK Lines Ltd. (a)	5,400	129,120
Mizuho Financial Group, Inc.	38,270	582,252
MonotaRO Co. Ltd. (a)	3,900	49,190
MS&AD Insurance Group Holdings, Inc.	7,000	246,805
Murata Manufacturing Co. Ltd.	8,900	507,146
NEC Corp.	3,900	187,937
Nexon Co. Ltd.	6,200	117,836
NGK Insulators Ltd.	3,100	36,762
Nidec Corp. (a)	6,600	358,232
Nintendo Co. Ltd.	16,400	742,303
Nippon Building Fund, Inc. REIT (a)	24	93,984
NIPPON EXPRESS HOLDINGS, Inc. (a)	1,100	61,676
Nippon Paint Holdings Co. Ltd.	14,900	121,955
Nippon Prologis REIT, Inc.	33	66,052
Nippon Sanso Holdings Corp.	2,900	62,440
Nippon Shinyaku Co. Ltd.	900	36,577
Nippon Steel Corp.	13,000	270,191
Nippon Telegraph & Telephone Corp.	472,800	557,736
Nippon Yusen KK (a)	7,700	169,945
Nissan Chemical Corp.	2,300	98,168
Nissan Motor Co. Ltd.	35,000	142,436
Nisshin Seifun Group, Inc.	3,200	39,398
Nissin Foods Holdings Co. Ltd.	1,100	90,642
Nitori Holdings Co. Ltd.	1,300	144,854
Nitto Denko Corp.	2,400	176,511
Nomura Holdings, Inc.	44,600	168,853
Nomura Real Estate Holdings, Inc.	2,000	47,241
Nomura Real Estate Master Fund, Inc. REIT	66	75,847
Nomura Research Institute Ltd.	6,300	172,652
NTT Data Corp.	9,400	130,528
Obayashi Corp.	9,700	83,487
Obic Co. Ltd.	1,100	175,349
Odakyu Electric Railway Co. Ltd. (a)	4,400	58,617
Oji Holdings Corp.	12,200	45,378
Olympus Corp.	19,200	301,015
Omron Corp.	3,100	188,057
Security Description	Shares	Value
Ono Pharmaceutical Co. Ltd.	6,200	$111,787
Open House Group Co. Ltd.	1,400	50,049
Oracle Corp. Japan	600	44,377
Oriental Land Co. Ltd.	17,200	666,532
ORIX Corp.	19,100	345,236
Otsuka Corp.	2,200	85,041
Otsuka Holdings Co. Ltd. (a)	6,200	226,106
Pan Pacific International Holdings Corp.	6,300	112,152
Panasonic Holdings Corp.	34,800	422,194
Persol Holdings Co. Ltd.	2,900	51,947
Rakuten Group, Inc. (a)	23,700	81,823
Recruit Holdings Co. Ltd.	22,500	710,330
Renesas Electronics Corp. (b)	20,100	375,689
Resona Holdings, Inc.	33,900	161,907
Ricoh Co. Ltd.	8,900	75,278
Rohm Co. Ltd.	1,400	130,958
SBI Holdings, Inc. (a)	4,000	76,618
SCSK Corp.	2,800	43,772
Secom Co. Ltd.	3,300	222,359
Seiko Epson Corp.	4,300	66,612
Sekisui Chemical Co. Ltd.	5,500	78,846
Sekisui House Ltd.	9,900	199,014
Seven & i Holdings Co. Ltd.	11,800	506,583
SG Holdings Co. Ltd.	5,000	70,831
Sharp Corp. (a)(b)	3,100	17,242
Shimadzu Corp.	3,500	107,227
Shimano, Inc.	1,300	215,505
Shimizu Corp.	8,900	56,053
Shin-Etsu Chemical Co. Ltd.	29,000	956,668
Shionogi & Co. Ltd.	4,200	176,386
Shiseido Co. Ltd.	6,200	278,525
Shizuoka Financial Group, Inc.	7,300	52,477
SMC Corp.	900	494,911
SoftBank Corp.	44,600	475,207
SoftBank Group Corp.	16,200	759,142
Sompo Holdings, Inc.	4,800	214,503
Sony Group Corp.	20,000	1,794,029
Square Enix Holdings Co. Ltd.	1,500	69,409
Subaru Corp.	9,500	177,663
SUMCO Corp. (a)	5,600	78,575
Sumitomo Chemical Co. Ltd.	22,400	67,649
Sumitomo Electric Industries Ltd.	11,400	138,581
Sumitomo Metal Mining Co. Ltd.	4,000	128,163
Sumitomo Mitsui Financial Group, Inc.	20,700	882,079
Sumitomo Mitsui Trust Holdings, Inc.	5,100	180,415
Sumitomo Realty & Development Co. Ltd.	4,800	117,995
Suntory Beverage & Food Ltd. (a)	2,500	90,151
Suzuki Motor Corp.	5,700	205,111
Sysmex Corp.	2,600	176,325
T&D Holdings, Inc.	8,500	123,823
Taisei Corp.	3,100	107,691

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Takeda Pharmaceutical Co. Ltd.	24,908	$780,147
TDK Corp.	6,000	231,100
Terumo Corp.	10,600	334,571
TIS, Inc.	3,200	79,505
Tobu Railway Co. Ltd.	2,900	77,408
Toho Co. Ltd.	1,800	68,134
Tokio Marine Holdings, Inc.	28,800	660,546
Tokyo Electric Power Co. Holdings, Inc. (b)	22,600	82,419
Tokyo Electron Ltd.	7,100	1,009,970
Tokyu Corp. (a)	8,500	102,005
TOPPAN, Inc.	3,800	81,503
Toray Industries, Inc.	20,900	115,739
Toshiba Corp.	6,500	203,138
Tosoh Corp.	4,700	55,248
TOTO Ltd.	2,500	74,809
Toyota Industries Corp.	2,300	163,189
Toyota Motor Corp.	167,600	2,676,892
Toyota Tsusho Corp.	3,300	162,996
Trend Micro, Inc.	2,400	115,322
Unicharm Corp.	6,300	232,804
USS Co. Ltd.	3,100	51,004
Welcia Holdings Co. Ltd.	1,700	35,233
West Japan Railway Co.	3,500	145,051
Yakult Honsha Co. Ltd.	2,000	125,990
Yamaha Corp.	2,200	83,808
Yamaha Motor Co. Ltd. (a)	4,400	125,484
Yamato Holdings Co. Ltd.	4,400	79,242
Yaskawa Electric Corp.	3,800	173,075
Yokogawa Electric Corp.	3,300	60,516
Z Holdings Corp.	39,700	95,147
ZOZO, Inc.	2,400	49,333
		51,470,823
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	2,716	65,279
LUXEMBOURG — 0.2%
ArcelorMittal SA	8,221	223,600
Eurofins Scientific SE	2,085	132,299
		355,899
MACAU — 0.1%
Galaxy Entertainment Group Ltd. (b)	34,000	215,629
Sands China Ltd. (b)	38,400	130,832
		346,461
NETHERLANDS — 4.6%
ABN AMRO Bank NV GDR (d)	6,122	95,044
Adyen NV (b)(d)	339	586,507
Aegon NV	28,499	143,958
Akzo Nobel NV	2,862	233,309
Argenx SE (b)	864	335,009
ASM International NV	735	311,412
ASML Holding NV	6,368	4,606,186
Euronext NV (d)	1,309	88,972
EXOR NV	1,720	153,274
Security Description	Shares	Value
Ferrovial SE	8,020	$253,482
Heineken Holding NV	1,792	155,721
Heineken NV	4,041	415,214
IMCD NV	867	124,575
ING Groep NV	57,011	767,411
JDE Peet's NV	2,060	61,266
Koninklijke Ahold Delhaize NV	15,368	524,121
Koninklijke KPN NV	51,321	183,035
Koninklijke Philips NV (b)	14,425	311,732
NN Group NV (a)	4,528	167,517
OCI NV (b)	1,629	39,046
Randstad NV	1,929	101,670
Universal Music Group NV	12,906	286,537
Wolters Kluwer NV	4,007	508,422
		10,453,420
NEW ZEALAND — 0.3%
Auckland International Airport Ltd. (b)	18,736	98,142
Fisher & Paykel Healthcare Corp. Ltd. Class C	8,798	132,057
Mercury NZ Ltd.	10,661	42,455
Meridian Energy Ltd.	20,828	71,458
Spark New Zealand Ltd.	28,325	88,328
Xero Ltd. (b)	2,261	178,994
		611,434
NORWAY — 0.4%
DNB Bank ASA	14,412	269,984
Gjensidige Forsikring ASA	3,336	53,495
Kongsberg Gruppen ASA	1,382	62,976
Mowi ASA	6,539	103,881
Norsk Hydro ASA	20,526	122,234
Orkla ASA	11,821	85,070
Salmar ASA (a)	911	36,811
Telenor ASA (a)	10,598	107,626
		842,077
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	45,577	222,567
Jeronimo Martins SGPS SA	4,535	124,880
		347,447
SINGAPORE — 1.7%
CapitaLand Ascendas REIT	50,570	101,637
CapitaLand Integrated Commercial Trust REIT	83,309	117,575
Capitaland Investment Ltd.	40,305	98,577
City Developments Ltd.	8,300	41,213
DBS Group Holdings Ltd.	28,300	658,908
Genting Singapore Ltd.	98,000	68,068
Grab Holdings Ltd. Class A (b)	29,472	101,089
Keppel Corp. Ltd.	22,900	113,540
Mapletree Logistics Trust REIT	49,947	59,788
Mapletree Pan Asia Commercial Trust REIT	37,900	45,368
Oversea-Chinese Banking Corp. Ltd.	53,289	483,533

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Sea Ltd. ADR (b)	5,673	$329,261
Seatrium Ltd. (b)	644,800	59,556
Singapore Airlines Ltd. (a)	20,700	109,362
Singapore Exchange Ltd.	13,800	97,992
Singapore Technologies Engineering Ltd.	23,600	64,173
Singapore Telecommunications Ltd.	127,300	235,157
STMicroelectronics NV	10,763	535,044
United Overseas Bank Ltd.	19,871	411,119
UOL Group Ltd.	6,423	30,469
Venture Corp. Ltd.	4,100	44,564
		3,805,993
SOUTH AFRICA — 0.2%
Anglo American PLC	19,849	563,498
SOUTH KOREA — 0.1%
Delivery Hero SE (b)(d)	2,752	121,313
SPAIN — 2.6%
Abertis Infraestructuras SA (b)	132	432
Acciona SA (a)	386	65,443
ACS Actividades de Construccion y Servicios SA (a)	3,438	120,665
Aena SME SA (d)	1,159	187,141
Amadeus IT Group SA (b)	6,994	531,843
Banco Bilbao Vizcaya Argentaria SA	94,763	727,014
Banco Santander SA	262,305	968,702
CaixaBank SA	69,137	285,648
Cellnex Telecom SA (b)(d)	8,783	354,448
Corp. ACCIONA Energias Renovables SA (a)	1,026	34,275
EDP Renovaveis SA	4,465	89,111
Enagas SA (a)	3,958	77,727
Endesa SA (a)	4,754	101,917
Grifols SA (a)(b)	4,588	58,765
Iberdrola SA	91,691	1,195,417
Industria de Diseno Textil SA	17,162	663,944
Redeia Corp. SA (a)	6,526	109,539
Telefonica SA (a)	81,975	332,340
		5,904,371
SWEDEN — 3.2%
Alfa Laval AB	4,434	161,329
Assa Abloy AB Class B	15,810	379,102
Atlas Copco AB Class A	41,843	602,002
Atlas Copco AB Class B	24,027	298,633
Beijer Ref AB	6,076	77,403
Boliden AB	4,554	131,354
Embracer Group AB (a)(b)	9,861	24,613
Epiroc AB Class A	10,406	196,438
Epiroc AB Class B	6,245	100,775
EQT AB	5,526	106,107
Essity AB Class B	9,623	255,781
Evolution AB (d)	2,881	364,296
Fastighets AB Balder Class B (b)	9,378	34,173
Getinge AB Class B	3,485	60,964
Security Description	Shares	Value
H & M Hennes & Mauritz AB Class B	11,084	$190,027
Hexagon AB Class B	32,702	401,914
Holmen AB Class B	1,451	52,042
Husqvarna AB Class B (a)	6,826	61,705
Industrivarden AB Class A	1,984	54,884
Industrivarden AB Class C (a)	2,311	63,588
Indutrade AB	4,217	94,832
Investment AB Latour Class B	2,270	44,932
Investor AB Class A	7,615	152,070
Investor AB Class B	27,262	544,291
Kinnevik AB Class B (b)	3,659	50,610
L E Lundbergforetagen AB Class B	1,100	46,724
Lifco AB Class B	3,557	77,158
Nibe Industrier AB Class B	23,399	221,830
Saab AB Class B	1,261	68,086
Sagax AB Class B	2,942	58,016
Sandvik AB	16,464	320,400
Securitas AB Class B	7,689	62,971
Skandinaviska Enskilda Banken AB Class A	25,273	278,788
Skanska AB Class B	5,127	71,746
SKF AB Class B	5,861	101,795
Svenska Cellulosa AB SCA Class B	9,329	118,714
Svenska Handelsbanken AB Class A	23,054	192,819
Swedbank AB Class A	13,967	235,147
Swedish Orphan Biovitrum AB (b)	2,640	51,425
Tele2 AB Class B	8,971	74,018
Telefonaktiebolaget LM Ericsson Class B	44,937	243,005
Telia Co. AB	41,539	90,952
Volvo AB Class A	3,089	65,662
Volvo AB Class B	23,764	490,624
Volvo Car AB Class B (b)	9,201	36,476
		7,410,221
SWITZERLAND — 6.6%
ABB Ltd.	24,874	978,111
Adecco Group AG	2,491	81,386
Alcon, Inc.	7,830	648,525
Bachem Holding AG	474	41,326
Baloise Holding AG	698	102,517
Banque Cantonale Vaudoise (a)	470	49,645
Barry Callebaut AG	55	106,170
BKW AG	326	57,573
Chocoladefabriken Lindt & Spruengli AG (e)	16	201,017
Chocoladefabriken Lindt & Spruengli AG (e)	2	248,142
Cie Financiere Richemont SA Class A	8,195	1,389,115
Clariant AG (b)	3,091	44,638
DSM-Firmenich AG (b)	2,758	296,746

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
EMS-Chemie Holding AG	106	$80,212
Geberit AG	564	295,097
Givaudan SA	148	490,494
Helvetia Holding AG	585	79,120
Julius Baer Group Ltd.	3,291	207,249
Kuehne & Nagel International AG	847	250,602
Logitech International SA	2,692	160,199
Lonza Group AG	1,169	696,971
Novartis AG	32,285	3,247,806
Partners Group Holding AG	349	328,305
Schindler Holding AG (e)	634	148,605
Schindler Holding AG (e)	363	81,555
SGS SA	2,466	233,080
SIG Group AG (b)	4,775	131,724
Sika AG	2,295	655,934
Sonova Holding AG	835	222,318
Straumann Holding AG	1,720	279,057
Swatch Group AG	807	44,335
Swatch Group AG Bearer Shares	445	129,872
Swiss Life Holding AG	475	277,678
Swiss Prime Site AG	1,159	100,594
Swisscom AG	399	248,770
Temenos AG	1,052	83,652
UBS Group AG	51,823	1,048,161
VAT Group AG (d)	411	169,977
Zurich Insurance Group AG	2,380	1,130,344
		15,066,622
UNITED KINGDOM — 11.3%
3i Group PLC	15,360	380,502
abrdn PLC	33,290	92,349
Admiral Group PLC	3,343	88,488
Ashtead Group PLC	6,836	473,135
Associated British Foods PLC	5,496	139,118
AstraZeneca PLC	24,411	3,499,500
Auto Trader Group PLC (d)	15,029	116,630
Aviva PLC	43,991	221,027
BAE Systems PLC	48,450	571,004
Barclays PLC	248,813	485,185
Barratt Developments PLC	15,339	80,638
Berkeley Group Holdings PLC	1,825	91,022
British American Tobacco PLC	33,396	1,107,305
British Land Co. PLC REIT	14,406	55,458
BT Group PLC (a)	107,291	166,891
Bunzl PLC	5,318	202,764
Burberry Group PLC	6,016	162,147
CNH Industrial NV	15,772	227,222
Coca-Cola Europacific Partners PLC	3,177	204,500
Compass Group PLC	27,360	765,947
Croda International PLC	2,189	156,571
DCC PLC	1,457	81,467
Diageo PLC	35,558	1,527,534
Entain PLC	10,048	162,492
Halma PLC	5,866	169,813
Security Description	Shares	Value
Hargreaves Lansdown PLC	5,379	$55,776
HSBC Holdings PLC	315,706	2,495,336
Imperial Brands PLC	14,086	311,335
Informa PLC	22,263	205,488
InterContinental Hotels Group PLC	2,789	192,679
Intertek Group PLC	2,490	135,016
J Sainsbury PLC	27,258	93,221
JD Sports Fashion PLC	39,391	73,116
Johnson Matthey PLC	2,851	63,286
Just Eat Takeaway.com NV (b)(d)	2,746	42,050
Kingfisher PLC	29,879	88,015
Land Securities Group PLC REIT	10,902	79,586
Legal & General Group PLC	91,915	265,614
Lloyds Banking Group PLC	1,045,737	579,528
London Stock Exchange Group PLC	6,311	671,246
M&G PLC	34,668	84,360
National Grid PLC	57,663	762,789
NatWest Group PLC	90,323	276,516
Next PLC	2,030	178,078
Ocado Group PLC (a)(b)	8,901	64,277
Pearson PLC	10,453	109,239
Persimmon PLC	4,824	62,894
Phoenix Group Holdings PLC	11,577	78,273
Reckitt Benckiser Group PLC	11,250	845,575
RELX PLC (e)	17,252	574,873
RELX PLC (e)	12,844	427,951
Rentokil Initial PLC	39,193	306,442
Rolls-Royce Holdings PLC (b)	130,524	250,655
Sage Group PLC	16,402	192,846
Schroders PLC	13,783	76,628
Segro PLC REIT	19,358	176,410
Severn Trent PLC	3,894	127,033
Smith & Nephew PLC	13,517	217,904
Smiths Group PLC	5,971	124,800
Spirax-Sarco Engineering PLC	1,156	152,332
SSE PLC	16,953	396,795
St. James's Place PLC	8,676	119,954
Standard Chartered PLC	38,582	335,020
Taylor Wimpey PLC	54,576	71,293
Tesco PLC	118,417	373,965
Unilever PLC	39,776	2,072,075
United Utilities Group PLC	10,506	128,439
Vodafone Group PLC	361,386	339,854
Whitbread PLC	3,224	138,787
WPP PLC	16,773	175,585
		25,821,643
UNITED STATES — 7.9%
CSL Ltd.	7,597	1,402,695
CyberArk Software Ltd. (b)	624	97,550
Experian PLC	14,507	556,624
GSK PLC	64,499	1,138,828
Haleon PLC	79,325	324,989

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Holcim AG (b)	8,722	$586,894
James Hardie Industries PLC CDI (b)	7,091	187,625
Monday.com Ltd. (b)	300	51,366
Nestle SA	43,435	5,223,949
QIAGEN NV (b)	3,597	161,447
Roche Holding AG	11,066	3,382,944
Roche Holding AG Bearer Shares	504	165,399
Sanofi	17,841	1,911,417
Schneider Electric SE	8,521	1,547,481
Stellantis NV (e)	15,886	278,693
Stellantis NV (e)	19,376	340,130
Swiss Re AG	4,749	477,952
Tenaris SA	7,737	115,769
		17,951,752
TOTAL COMMON STOCKS (Cost $230,495,581)		226,155,612

PREFERRED STOCKS — 0.1%
GERMANY — 0.1%
Dr. Ing. h.c. F. Porsche AG (b)(d)	1,778	220,652
TOTAL PREFERRED STOCKS (Cost $199,417)		220,652
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (f)(g)	749	750
State Street Navigator Securities Lending Portfolio II (h)(i)	3,133,695	3,133,695
TOTAL SHORT-TERM INVESTMENTS (Cost $3,134,445)		3,134,445
TOTAL INVESTMENTS — 100.7% (Cost $233,829,443)		229,510,709
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(1,673,566)
NET ASSETS — 100.0%		$227,837,143

(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$226,155,180	$432	$—	$226,155,612
Preferred Stocks	220,652	—	—	220,652
Short-Term Investments	3,134,445	—	—	3,134,445
TOTAL INVESTMENTS	$229,510,277	$432	$—	$229,510,709
See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Sector Breakdown as of June 30, 2023

% of Net Assets
Financials	19.6%
Industrials	15.9
Health Care	14.1
Consumer Discretionary	13.5
Consumer Staples	10.9
Information Technology	8.9
Materials	6.5
Communication Services	4.4
Utilities	2.9
Real Estate	2.4
Energy	0.2
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,839	$6,840	$8,471,967	$8,477,882	$(174)	$(1)	749	$750	$8,530
State Street Navigator Securities Lending Portfolio II	9,179,619	9,179,619	37,770,883	43,816,807	—	—	3,133,695	3,133,695	39,815
Total		$9,186,459	$46,242,850	$52,294,689	$(174)	$(1)		$3,134,445	$48,345
See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BRAZIL — 4.8%
Ambev SA	61,953	$197,905
B3 SA - Brasil Bolsa Balcao	104,986	317,961
Banco Bradesco SA Preference Shares	75,480	257,389
Banco BTG Pactual SA	2,816	18,359
Banco Santander Brasil SA	5,049	32,059
BB Seguridade Participacoes SA	15,226	97,119
Bradespar SA Preference Shares	1,857	8,550
Braskem SA Class A, Preference Shares (a)	931	5,377
Centrais Eletricas Brasileiras SA	7,321	60,325
Centrais Eletricas Brasileiras SA Class B, Preference Shares	8,351	77,070
Cia Brasileira de Distribuicao (a)	1,835	7,117
Cia Siderurgica Nacional SA	18,187	45,731
Cosan SA	27,455	101,647
Equatorial Energia SA	28,425	189,441
Equatorial Energia SA (a)	461	3,056
Gerdau SA Preference Shares	14,410	74,888
Hapvida Participacoes e Investimentos SA (a)(b)	53,530	48,603
Itau Unibanco Holding SA Preference Shares	66,491	391,724
Itausa SA	3	6
Itausa SA Preference Shares	89,297	178,448
Klabin SA	8,664	39,099
Localiza Rent a Car SA	13,253	188,190
Lojas Renner SA	24,420	101,244
Magazine Luiza SA (a)	56,021	39,136
Natura & Co. Holding SA (a)	9,534	33,084
Rumo SA	22,730	104,603
Sendas Distribuidora SA	7,943	22,640
Suzano SA	8,418	77,165
Telefonica Brasil SA	9,492	85,141
TOTVS SA	4,599	28,582
Vale SA	45,113	600,572
Via SA (a)	15,945	7,107
WEG SA	20,260	158,544
		3,597,882
CHILE — 0.6%
Banco Santander Chile	1,278,960	60,492
Cencosud SA	27,853	53,956
Empresas CMPC SA	48,083	91,952
Enel Americas SA (a)	626,458	83,556
Falabella SA	9,980	23,950
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,605	116,849
		430,755
Security Description	Shares	Value
CHINA — 30.2%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	12,500	$59,933
3SBio, Inc. (b)	15,500	15,566
AAC Technologies Holdings, Inc.	8,500	20,001
Addsino Co. Ltd. Class A	11,800	16,220
Agricultural Bank of China Ltd. Class H	337,000	132,450
Aier Eye Hospital Group Co. Ltd. Class A	5,180	13,208
Air China Ltd. Class A (a)	21,000	23,786
Airtac International Group	2,092	68,850
Alibaba Group Holding Ltd. (a)	194,700	2,017,411
Alibaba Group Holding Ltd. ADR (a)	586	48,843
Alibaba Health Information Technology Ltd. (a)	46,000	27,647
Anhui Conch Cement Co. Ltd. Class H	22,000	58,393
Anjoy Foods Group Co. Ltd. Class A	900	18,161
ANTA Sports Products Ltd.	17,095	174,624
Autohome, Inc. ADR	647	18,867
AviChina Industry & Technology Co. Ltd. Class H	11,000	5,334
Baidu, Inc. Class A (a)	31,162	528,075
Bank of China Ltd. Class H	929,509	372,439
Bank of Communications Co. Ltd. Class H	162,000	107,289
BBMG Corp. Class A	120,700	36,170
BeiGene Ltd. (a)	6,103	83,641
Beijing E-Hualu Information Technology Co. Ltd. Class A (a)	6,300	28,777
Beijing Enterprises Water Group Ltd.	152,000	36,077
Beijing Shunxin Agriculture Co. Ltd. Class A (a)	5,600	25,934
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	1,100	9,874
BGI Genomics Co. Ltd. Class A	2,900	23,914
Bilibili, Inc. Class Z (a)(c)	2,255	33,581
BYD Co. Ltd. Class A	1,400	49,703
BYD Co. Ltd. Class H	11,636	371,207
BYD Electronic International Co. Ltd.	9,000	27,218
Caitong Securities Co. Ltd. Class A	43,310	43,103
CGN Power Co. Ltd. Class H (b)	344,000	82,965
China Cinda Asset Management Co. Ltd. Class H	249,000	24,784
China CITIC Bank Corp. Ltd. Class H	186,000	87,344

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
China Conch Venture Holdings Ltd.	20,500	$26,682
China Construction Bank Corp. Class H (a)	1,169,340	756,521
China Eastern Airlines Corp. Ltd. Class A (a)	30,900	20,218
China Everbright Environment Group Ltd.	70,851	27,937
China Feihe Ltd. (b)	29,000	16,135
China Hongqiao Group Ltd.	19,000	15,420
China International Capital Corp. Ltd. Class H (a)(b)	18,400	32,261
China Jinmao Holdings Group Ltd.	8,662	1,271
China Life Insurance Co. Ltd. Class H	115,000	191,652
China Literature Ltd. (a)(b)	2,200	9,250
China Longyuan Power Group Corp. Ltd. Class H	59,000	60,757
China Medical System Holdings Ltd.	11,000	17,911
China Meidong Auto Holdings Ltd.	12,000	13,858
China Mengniu Dairy Co. Ltd. (a)	38,000	143,047
China Merchants Bank Co. Ltd. Class A	17,600	79,257
China Merchants Bank Co. Ltd. Class H	46,000	208,968
China Merchants Port Holdings Co. Ltd.	34,114	48,146
China Minsheng Banking Corp. Ltd. Class H	111,300	41,187
China National Building Material Co. Ltd. Class H	50,000	30,753
China Oilfield Services Ltd. Class H	36,000	37,164
China Overseas Land & Investment Ltd.	36,500	79,552
China Pacific Insurance Group Co. Ltd. Class H	32,400	83,723
China Railway Group Ltd. Class H	152,000	100,278
China Resources Beer Holdings Co. Ltd.	24,000	158,028
China Resources Cement Holdings Ltd.	28,000	11,541
China Resources Gas Group Ltd.	15,300	52,324
China Resources Land Ltd.	34,000	144,042
China Resources Mixc Lifestyle Services Ltd. (b)	6,800	33,754
China Ruyi Holdings Ltd. (a)(c)	52,000	12,209
China Taiping Insurance Holdings Co. Ltd.	40,430	41,995
China Tourism Group Duty Free Corp. Ltd. Class A	1,400	21,271
Security Description	Shares	Value
China Tower Corp. Ltd. Class H (b)	528,000	$58,617
China Vanke Co. Ltd. Class H	33,900	45,508
China Yangtze Power Co. Ltd. Class A	15,200	46,092
Chinasoft International Ltd. (a)	16,000	10,066
Chongqing Zhifei Biological Products Co. Ltd. Class A	4,800	29,164
Chow Tai Fook Jewellery Group Ltd.	24,200	43,480
CITIC Securities Co. Ltd. Class H	67,250	121,858
CMOC Group Ltd. Class A	53,800	39,417
Contemporary Amperex Technology Co. Ltd. Class A	4,780	150,329
COSCO SHIPPING Holdings Co. Ltd. Class A	31,200	40,314
COSCO SHIPPING Holdings Co. Ltd. Class H	41,850	37,703
Country Garden Holdings Co. Ltd. (a)(c)	128,460	26,064
Country Garden Services Holdings Co. Ltd. (c)	19,000	24,536
CSPC Pharmaceutical Group Ltd.	124,640	108,312
Daan Gene Co. Ltd. Class A	1,780	2,439
Daqo New Energy Corp. ADR (a)	704	27,949
Dongfang Electric Corp. Ltd. Class A	17,300	44,351
Dongyue Group Ltd.	32,000	23,929
East Buy Holding Ltd. (a)(b)(c)	6,500	21,151
East Money Information Co. Ltd. Class A	7,416	14,476
ENN Energy Holdings Ltd.	9,000	112,089
Eve Energy Co. Ltd. Class A	2,300	19,128
Flat Glass Group Co. Ltd. Class A	5,800	30,703
Flat Glass Group Co. Ltd. Class H (c)	5,000	17,067
Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,288	27,615
Fuyao Glass Industry Group Co. Ltd. Class A	3,900	19,219
Ganfeng Lithium Group Co. Ltd. Class A	3,520	29,496
Ganfeng Lithium Group Co. Ltd. Class H (a)(b)(c)	3,680	23,996
GCL Technology Holdings Ltd. (c)	247,000	57,049
GDS Holdings Ltd. ADR (a)	1,384	15,210
GDS Holdings Ltd. Class A (a)	5,240	7,155
Geely Automobile Holdings Ltd.	84,000	102,473
Gemdale Corp. Class A	19,693	19,518
Genscript Biotech Corp. (a)(c)	20,000	44,917
GoerTek, Inc. Class A	11,700	28,547
Great Wall Motor Co. Ltd. Class H (c)	59,213	67,777

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
GRG Banking Equipment Co. Ltd. Class A	20,900	$33,671
Guangdong Investment Ltd.	70,801	61,074
Guangzhou Automobile Group Co. Ltd. Class H	26,000	15,494
Guangzhou Haige Communications Group, Inc. Co. Class A	23,600	33,544
H World Group Ltd. ADR (a)	2,607	101,099
Haidilao International Holding Ltd. (b)(c)	11,000	24,199
Haier Smart Home Co. Ltd. Class A	20,900	67,456
Haier Smart Home Co. Ltd. Class H	21,600	67,943
Haitong Securities Co. Ltd. Class A	27,900	35,360
Hangzhou First Applied Material Co. Ltd. Class A	3,640	18,608
Hangzhou Silan Microelectronics Co. Ltd. Class A	8,900	37,032
Hangzhou Tigermed Consulting Co. Ltd. Class A (a)	3,300	29,277
Hansoh Pharmaceutical Group Co. Ltd. (b)	18,000	28,941
Hengan International Group Co. Ltd.	11,500	48,427
Hengli Petrochemical Co. Ltd. Class A (a)	5,600	11,031
Hithink RoyalFlush Information Network Co. Ltd. Class A	2,100	50,598
Hoyuan Green Energy Co. Ltd. Class A (a)	1,140	11,682
Hua Hong Semiconductor Ltd. (a)(b)	11,000	35,934
Huaneng Power International, Inc. Class H (a)(c)	114,000	71,281
Huatai Securities Co. Ltd. Class H (b)	61,200	75,596
Hygeia Healthcare Holdings Co. Ltd. Class C (b)(c)	7,800	42,202
Industrial & Commercial Bank of China Ltd. Class A	47,600	31,538
Industrial & Commercial Bank of China Ltd. Class H	627,857	334,896
Industrial Bank Co. Ltd. Class A	16,300	35,066
Innovent Biologics, Inc. (a)(b)	18,000	67,989
Intco Medical Technology Co. Ltd. Class A	1,400	4,234
iQIYI, Inc. ADR (a)	3,859	20,607
JA Solar Technology Co. Ltd. Class A	5,276	30,243
JD Health International, Inc. (a)(b)(c)	15,150	95,599
JD.com, Inc. Class A	26,634	449,984
Security Description	Shares	Value
Jiangsu Hengli Hydraulic Co. Ltd. Class A	100	$884
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	3,692	24,310
Jiangxi Copper Co. Ltd. Class A	6,800	17,741
Jiumaojiu International Holdings Ltd. (b)	13,000	21,300
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	23,600	41,232
JOYY, Inc. ADR	454	13,942
KE Holdings, Inc. ADR (a)	6,916	102,703
Kingboard Holdings Ltd.	6,500	17,709
Kingdee International Software Group Co. Ltd. (a)	25,000	33,433
Kingsoft Corp. Ltd.	20,800	81,882
Kuaishou Technology (a)(b)	23,300	159,216
Kweichow Moutai Co. Ltd. Class A	1,100	255,691
Lenovo Group Ltd.	115,880	120,810
Lens Technology Co. Ltd. Class A	12,300	19,883
Li Auto, Inc. Class A (a)	13,004	224,848
Li Ning Co. Ltd.	27,500	147,912
Longfor Group Holdings Ltd. (b)	23,000	55,881
LONGi Green Energy Technology Co. Ltd. Class A	8,880	34,996
Lufax Holding Ltd. ADR	7,625	10,904
Luxshare Precision Industry Co. Ltd. Class A	13,629	60,794
Luzhou Laojiao Co. Ltd. Class A	1,300	37,450
Mango Excellent Media Co. Ltd. Class A	3,900	18,340
Maxscend Microelectronics Co. Ltd. Class A	288	3,825
Meituan Class B (a)(b)	58,559	913,887
Microport Scientific Corp. (a)	6,408	11,579
Minth Group Ltd.	14,000	38,409
Muyuan Foods Co. Ltd. Class A (a)	6,386	37,000
NanJi E-Commerce Co. Ltd. Class A (a)	15,900	8,371
NARI Technology Co. Ltd. Class A	14,136	44,887
NAURA Technology Group Co. Ltd. Class A	1,400	61,130
NetEase, Inc.	25,130	489,350
New China Life Insurance Co. Ltd. Class H	26,200	69,039
New Oriental Education & Technology Group, Inc. (a)	21,100	82,794
NIO, Inc. ADR (a)	17,236	167,017
Nongfu Spring Co. Ltd. Class H (b)(c)	19,200	105,964

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
OFILM Group Co. Ltd. Class A (a)	22,900	$17,628
Ovctek China, Inc. Class A	1,400	5,810
PDD Holdings, Inc. ADR (a)	6,599	456,255
People's Insurance Co. Group of China Ltd. Class H	111,000	40,227
Pharmaron Beijing Co. Ltd. Class A (a)	1,600	8,419
Pharmaron Beijing Co. Ltd. Class H (a)(b)	1,900	5,867
PICC Property & Casualty Co. Ltd. Class H	120,000	133,374
Ping An Bank Co. Ltd. Class A	15,000	23,155
Ping An Healthcare & Technology Co. Ltd. (a)(b)(c)	7,700	18,610
Ping An Insurance Group Co. of China Ltd. Class A	9,200	58,679
Ping An Insurance Group Co. of China Ltd. Class H	74,500	473,908
Pop Mart International Group Ltd. (b)(c)	10,600	23,563
Postal Savings Bank of China Co. Ltd. Class H (b)(c)	62,000	38,134
Qifu Technology, Inc. ADR	1,133	19,578
RiseSun Real Estate Development Co. Ltd. Class A (a)	21,100	4,467
Sangfor Technologies, Inc. Class A (a)	1,100	17,124
Seazen Holdings Co. Ltd. Class A (a)	6,100	12,083
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	12,270	34,728
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	52,000	67,948
Shanghai Baosight Software Co. Ltd. Class A	14,676	102,503
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (a)	11,300	47,997
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	63,800	39,684
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	9,600	18,369
Shanxi Securities Co. Ltd. Class A	30,930	23,724
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	840	21,369
Shenzhen Kangtai Biological Products Co. Ltd. Class A (a)	3,800	13,262
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	800	32,969
Shenzhou International Group Holdings Ltd.	10,643	101,519
Security Description	Shares	Value
Shimao Group Holdings Ltd. (a)(d)	19,500	$2,750
Silergy Corp.	8,000	98,894
Sinopharm Group Co. Ltd. Class H	21,600	67,529
Smoore International Holdings Ltd. (b)(c)	25,000	25,394
SooChow Securities Co. Ltd. Class A	28,690	27,370
Sungrow Power Supply Co. Ltd. Class A	2,600	41,683
Sunny Optical Technology Group Co. Ltd.	10,100	100,722
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A (a)	7,700	27,414
TAL Education Group ADR (a)	1,577	9,399
Tencent Holdings Ltd.	75,595	3,198,747
Tencent Music Entertainment Group ADR (a)	5,501	40,597
Thunder Software Technology Co. Ltd. Class A	1,400	18,542
Tianma Microelectronics Co. Ltd. Class A (a)	22,500	28,393
Tingyi Cayman Islands Holding Corp.	24,000	37,302
Tongcheng Travel Holdings Ltd. (a)	15,600	32,607
Tongwei Co. Ltd. Class A	1,400	6,603
Trina Solar Co. Ltd. Class A	3,700	21,672
Trip.com Group Ltd. (a)	7,140	248,368
Tsingtao Brewery Co. Ltd. Class A	7,200	102,564
Tsingtao Brewery Co. Ltd. Class H	8,000	72,685
Vipshop Holdings Ltd. ADR (a)	8,163	134,689
Walvax Biotechnology Co. Ltd. Class A	6,800	24,724
Wanhua Chemical Group Co. Ltd. Class A	2,400	28,979
Want Want China Holdings Ltd.	109,000	72,327
Weibo Corp. ADR	810	10,619
Weichai Power Co. Ltd. Class A	45,300	77,588
Weichai Power Co. Ltd. Class H	23,000	33,693
Will Semiconductor Co. Ltd. Shanghai Class A	1,320	17,789
Wingtech Technology Co. Ltd. Class A	1,600	10,755
Wuliangye Yibin Co. Ltd. Class A	4,642	104,373
WuXi AppTec Co. Ltd. Class A	5,272	45,156
WuXi AppTec Co. Ltd. Class H (b)(c)	1,380	11,006
Wuxi Biologics Cayman, Inc. (a)(b)	44,000	210,831
Xiaomi Corp. Class B (a)(b)	196,400	268,663

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	17,539	$25,604
Xinyi Solar Holdings Ltd.	59,281	68,460
XPeng, Inc. Class A (a)(c)	9,490	60,549
Xtep International Holdings Ltd.	19,500	19,857
Yadea Group Holdings Ltd. (b)	24,000	54,575
Yifan Pharmaceutical Co. Ltd. Class A (a)	14,400	28,900
Yihai International Holding Ltd. (a)	8,000	17,130
Yum China Holdings, Inc.	6,144	347,136
Yunnan Energy New Material Co. Ltd. Class A (a)	1,400	18,542
Zai Lab Ltd. ADR (a)(c)	896	24,846
Zhejiang Dahua Technology Co. Ltd. Class A	15,000	40,723
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,450	21,772
Zhejiang NHU Co. Ltd. Class A	14,256	30,178
ZhongAn Online P&C Insurance Co. Ltd. Class H (a)(b)	5,500	14,949
Zhongji Innolight Co. Ltd. Class A	3,800	77,021
Zhongsheng Group Holdings Ltd.	7,000	26,753
Zhuzhou CRRC Times Electric Co. Ltd. Class H	17,700	65,952
Zijin Mining Group Co. Ltd. Class A	35,800	55,953
Zijin Mining Group Co. Ltd. Class H	58,000	85,113
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	13,800	12,804
ZTE Corp. Class A	5,900	36,934
ZTE Corp. Class H (c)	9,200	36,863
ZTO Express Cayman, Inc. ADR	5,348	134,128
		22,678,055
COLOMBIA — 0.1%
Bancolombia SA Preference Shares	12,709	85,188
EGYPT — 0.1%
Commercial International Bank Egypt SAE	33,576	55,417
GREECE — 0.5%
Alpha Services & Holdings SA (a)	28,746	47,043
Eurobank Ergasias Services & Holdings SA Class A (a)	32,997	54,323
Hellenic Telecommunications Organization SA	2,964	50,802
JUMBO SA	1,078	29,638
Motor Oil Hellas Corinth Refineries SA	825	20,882
Mytilineos SA	1,289	45,480
Security Description	Shares	Value
National Bank of Greece SA (a)	7,037	$45,711
OPAP SA	2,663	46,427
Terna Energy SA	797	17,564
		357,870
HONG KONG — 0.1%
Sino Biopharmaceutical Ltd.	196,250	85,396
HUNGARY — 0.2%
OTP Bank Nyrt	4,624	164,057
INDIA — 13.3%
Adani Green Energy Ltd. (a)	4,823	55,610
Adani Ports & Special Economic Zone Ltd.	10,897	98,196
Adani Total Gas Ltd.	4,218	33,657
Adani Transmission Ltd. (a)	4,862	45,472
Ambuja Cements Ltd. (a)	10,128	52,581
Apollo Hospitals Enterprise Ltd.	911	56,615
Asian Paints Ltd.	4,623	189,462
Aurobindo Pharma Ltd.	9,311	82,553
Avenue Supermarts Ltd. (a)(b)	2,181	103,397
Axis Bank Ltd.	31,563	379,916
Bajaj Auto Ltd.	1,404	80,293
Bajaj Finance Ltd.	2,470	215,596
Bajaj Finserv Ltd.	6,473	120,565
Balkrishna Industries Ltd.	1,508	43,573
Bandhan Bank Ltd. (a)(b)	14,667	43,275
Bharat Electronics Ltd.	88,012	134,910
Bharat Forge Ltd.	5,912	60,305
Bharti Airtel Ltd.	26,204	280,690
Britannia Industries Ltd.	776	47,528
Cholamandalam Investment & Finance Co. Ltd.	8,728	121,500
Cipla Ltd.	5,813	71,918
Container Corp. Of India Ltd.	4,053	32,696
Dabur India Ltd.	8,936	62,410
Divi's Laboratories Ltd.	1,583	69,150
DLF Ltd.	5,233	31,292
Dr Reddy's Laboratories Ltd.	1,921	120,820
Eicher Motors Ltd.	1,978	86,321
Godrej Consumer Products Ltd. (a)	5,741	75,650
Grasim Industries Ltd.	5,269	111,413
Havells India Ltd.	4,249	66,442
HCL Technologies Ltd.	16,814	243,480
HDFC Life Insurance Co. Ltd. (b)	4,277	33,951
Hero MotoCorp Ltd.	848	30,081
Hindalco Industries Ltd.	25,262	129,626
Hindustan Unilever Ltd.	11,416	372,686
Housing Development Finance Corp. Ltd.	16,398	564,072
ICICI Bank Ltd.	63,680	725,476
ICICI Lombard General Insurance Co. Ltd. (b)	1,754	28,745
Indus Towers Ltd. (a)	13,636	27,301
Info Edge India Ltd.	1,095	59,847

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Infosys Ltd.	44,741	$728,356
InterGlobe Aviation Ltd. (a)(b)	3,415	109,352
ITC Ltd.	47,969	264,064
Jubilant Foodworks Ltd.	8,588	52,474
Kotak Mahindra Bank Ltd.	5,606	126,185
Larsen & Toubro Ltd.	8,438	254,628
LTIMindtree Ltd. (b)	508	32,183
Lupin Ltd.	3,742	41,178
Mahindra & Mahindra Ltd.	13,228	234,387
Marico Ltd.	7,690	49,771
Maruti Suzuki India Ltd.	1,867	222,781
Muthoot Finance Ltd.	3,483	52,632
Nestle India Ltd.	396	110,514
Page Industries Ltd.	61	27,993
Petronet LNG Ltd.	10,205	27,703
PI Industries Ltd.	1,156	55,263
Power Grid Corp. of India Ltd.	23,082	71,790
Samvardhana Motherson International Ltd.	37,492	39,166
SBI Cards & Payment Services Ltd.	6,125	63,254
SBI Life Insurance Co. Ltd. (b)	1,133	18,050
Shree Cement Ltd.	146	42,511
Shriram Finance Ltd.	5,123	108,360
State Bank of India	31,013	216,560
Sun Pharmaceutical Industries Ltd.	17,146	219,790
Tata Consultancy Services Ltd.	12,839	516,815
Tata Consumer Products Ltd.	5,418	56,857
Tata Elxsi Ltd.	316	29,231
Tata Steel Ltd.	103,694	141,568
Tech Mahindra Ltd.	5,913	81,509
Titan Co. Ltd.	4,990	185,379
Trent Ltd.	3,590	77,201
Tube Investments of India Ltd.	1,194	46,209
UltraTech Cement Ltd.	1,404	141,959
United Spirits Ltd. (a)	4,911	54,608
UPL Ltd.	9,952	83,408
Varun Beverages Ltd.	5,008	48,993
Wipro Ltd.	18,143	86,064
Yes Bank Ltd. (a)	210,123	41,622
		9,949,439
INDONESIA — 1.8%
Bank Central Asia Tbk PT	696,000	424,772
Bank Mandiri Persero Tbk PT	567,200	196,728
Bank Negara Indonesia Persero Tbk PT	135,509	82,702
Bank Rakyat Indonesia Persero Tbk PT	816,567	295,473
Kalbe Farma Tbk PT	340,265	46,526
Sumber Alfaria Trijaya Tbk PT	205,400	35,346
Telkom Indonesia Persero Tbk PT	839,900	224,085
Unilever Indonesia Tbk PT	189,900	53,959
		1,359,591
Security Description	Shares	Value
KUWAIT — 0.7%
Agility Public Warehousing Co. KSC (a)	45,990	$93,222
Boubyan Bank KSCP	19,038	39,643
Gulf Bank KSCP	112,078	96,635
Kuwait Finance House KSCP	72,363	175,404
Mabanee Co. KPSC	19,299	52,808
National Bank of Kuwait SAKP	31,723	96,505
		554,217
MALAYSIA — 1.4%
CELCOMDIGI Bhd	107,100	94,308
CIMB Group Holdings Bhd	137,049	148,574
Genting Malaysia Bhd	47,000	24,771
Hartalega Holdings Bhd	17,100	6,924
IHH Healthcare Bhd	72,600	91,615
IOI Corp. Bhd	120,000	95,897
Kossan Rubber Industries Bhd	9,400	2,598
Malayan Banking Bhd	25,928	47,940
Maxis Bhd	90,100	79,145
Petronas Chemicals Group Bhd	65,100	83,685
Petronas Gas Bhd	13,500	48,302
Public Bank Bhd	214,300	176,766
Sime Darby Bhd	72,755	31,955
Sime Darby Plantation Bhd	40,255	35,792
Supermax Corp. Bhd	28,936	4,960
Tenaga Nasional Bhd	46,000	89,191
Top Glove Corp. Bhd (a)	79,400	13,779
		1,076,202
MEXICO — 2.9%
America Movil SAB de CV	401,766	435,722
Arca Continental SAB de CV	7,246	74,334
Coca-Cola Femsa SAB de CV	8,361	69,753
Fomento Economico Mexicano SAB de CV	15,571	172,075
Gruma SAB de CV Class B	3,623	58,047
Grupo Aeroportuario del Pacifico SAB de CV Class B	7,830	140,265
Grupo Bimbo SAB de CV Class A	27,970	149,468
Grupo Carso SAB de CV Series A1	13,472	97,671
Grupo Financiero Banorte SAB de CV Class O	35,368	291,205
Grupo Financiero Inbursa SAB de CV Class O (a)	50,420	119,534
Industrias Penoles SAB de CV (a)	3,439	48,211
Kimberly-Clark de Mexico SAB de CV Class A	25,817	57,308
Orbia Advance Corp. SAB de CV	28,472	61,225
Promotora y Operadora de Infraestructura SAB de CV	3,874	38,734
Southern Copper Corp.	763	54,738

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Wal-Mart de Mexico SAB de CV	69,586	$274,765
		2,143,055
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR	5,556	40,837
Credicorp Ltd.	1,099	162,256
		203,093
PHILIPPINES — 0.7%
Aboitiz Equity Ventures, Inc.	68,850	67,853
ACEN Corp. (a)	32,490	3,173
Ayala Corp.	7,590	85,938
Ayala Land, Inc.	171,680	75,577
BDO Unibank, Inc.	51,518	128,516
SM Investments Corp.	4,840	81,106
SM Prime Holdings, Inc.	96,100	57,190
Universal Robina Corp.	23,740	59,136
		558,489
POLAND — 0.7%
Allegro.eu SA (a)(b)	3,080	24,258
Bank Polska Kasa Opieki SA	3,601	98,202
CD Projekt SA	896	34,149
KGHM Polska Miedz SA	1,676	46,366
LPP SA (a)	13	44,827
Powszechna Kasa Oszczednosci Bank Polski SA	15,053	133,934
Powszechny Zaklad Ubezpieczen SA	11,017	106,863
		488,599
QATAR — 0.9%
Barwa Real Estate Co.	73,037	51,949
Commercial Bank PSQC	69,928	111,405
Industries Qatar QSC	34,981	107,922
Masraf Al Rayan QSC	131,931	92,895
Qatar Islamic Bank SAQ	21,388	104,061
Qatar National Bank QPSC	52,455	222,213
		690,445
ROMANIA — 0.1%
NEPI Rockcastle NV	8,325	48,682
RUSSIA — 0.0%
Mobile TeleSystems PJSC ADR (a)(d)	8,917	—
Polyus PJSC GDR (a)(d)	1,137	—
Sberbank of Russia PJSC (a)(d)	267,268	—
TCS Group Holding PLC GDR (a)(d)	2,150	—
VK Co. Ltd. GDR (a)(d)	1,648	—
VTB Bank PJSC (a)(d)	56,126,000	—
X5 Retail Group NV GDR (a)(d)	2,256	—
Security Description	Shares	Value
Yandex NV Class A (a)(d)	5,874	$—
		—
SAUDI ARABIA — 4.2%
ACWA Power Co.	1,008	44,827
Advanced Petrochemical Co.	4,234	49,783
Al Rajhi Bank	26,908	523,711
Alinma Bank	7,371	65,835
Almarai Co. JSC	2,623	42,450
Arab National Bank	6,263	44,000
Bank AlBilad	3,992	41,190
Bank Al-Jazira	7,884	38,425
Banque Saudi Fransi	8,287	92,134
Bupa Arabia for Cooperative Insurance Co.	1,069	52,898
Dar Al Arkan Real Estate Development Co. (a)	16,092	65,815
Dr Sulaiman Al Habib Medical Services Group Co.	1,102	84,089
Elm Co.	1,058	164,171
Emaar Economic City (a)	4,948	12,348
Etihad Etisalat Co.	6,423	82,028
Jarir Marketing Co.	9,430	41,585
Mouwasat Medical Services Co.	614	39,616
National Industrialization Co. Class C (a)	4,238	16,858
Rabigh Refining & Petrochemical Co. (a)	12,581	38,575
Riyad Bank	15,704	140,891
SABIC Agri-Nutrients Co.	1,827	63,129
Sahara International Petrochemical Co.	8,935	87,785
Saudi Arabian Mining Co. (a)	21,418	240,979
Saudi Awwal Bank	11,831	120,338
Saudi Basic Industries Corp.	8,826	207,549
Saudi Electricity Co.	5,837	35,078
Saudi Investment Bank	6,160	28,019
Saudi Kayan Petrochemical Co. (a)	9,509	35,037
Saudi National Bank	35,512	348,426
Saudi Telecom Co.	21,157	245,375
Savola Group	2,651	29,438
Yanbu National Petrochemical Co.	2,623	33,184
		3,155,566
SOUTH AFRICA — 3.2%
Absa Group Ltd.	10,894	96,829
Anglo American Platinum Ltd. (c)	628	28,298
Bid Corp. Ltd.	7,245	158,501
Bidvest Group Ltd.	8,251	114,270
Capitec Bank Holdings Ltd.	536	44,484
Clicks Group Ltd.	3,579	49,502
FirstRand Ltd.	66,522	241,210
Gold Fields Ltd.	13,674	189,382

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Growthpoint Properties Ltd. REIT	53,050	$32,743
Harmony Gold Mining Co. Ltd.	6,313	26,483
Impala Platinum Holdings Ltd. (c)	8,511	56,460
MTN Group Ltd.	25,303	185,039
Naspers Ltd. Class N	2,723	489,935
Nedbank Group Ltd.	5,847	70,747
Northam Platinum Holdings Ltd. (a)	3,582	23,792
Old Mutual Ltd.	16,009	10,271
Sanlam Ltd.	28,575	88,261
Shoprite Holdings Ltd.	8,763	104,648
Sibanye Stillwater Ltd.	28,773	44,170
Standard Bank Group Ltd.	21,181	199,070
Vodacom Group Ltd.	12,251	76,004
Woolworths Holdings Ltd.	10,905	41,187
		2,371,286
SOUTH KOREA — 13.0%
Alteogen, Inc. (a)	372	12,126
AMOREPACIFIC Group	620	12,399
Celltrion Healthcare Co. Ltd.	899	44,689
Celltrion Pharm, Inc. (a)	289	16,735
Celltrion, Inc.	1,558	180,790
Coway Co. Ltd.	1,522	50,766
Doosan Enerbility Co. Ltd. (a)	3,529	48,503
Ecopro BM Co. Ltd.	558	105,447
Hana Financial Group, Inc.	2,735	81,366
Hanwha Solutions Corp. (a)	1,275	40,931
Helixmith Co. Ltd. (a)	113	563
HLB, Inc. (a)	1,305	32,188
HMM Co. Ltd.	3,303	47,252
Hyundai Engineering & Construction Co. Ltd.	3,020	87,324
Hyundai Glovis Co. Ltd.	659	98,876
Hyundai Mobis Co. Ltd.	1,155	203,800
Hyundai Motor Co.	2,223	348,385
Hyundai Motor Co. Preference Shares	829	68,452
Hyundai Steel Co.	1,594	40,828
Industrial Bank of Korea	10,810	84,829
Kakao Corp.	3,005	111,976
KB Financial Group, Inc.	5,730	207,648
Kia Corp.	3,997	268,459
Korea Zinc Co. Ltd.	242	89,534
Krafton, Inc. (a)	284	41,986
KT&G Corp.	2,314	145,410
Kumho Petrochemical Co. Ltd.	214	21,552
L&F Co. Ltd.	275	50,715
LG Chem Ltd.	704	356,368
LG Corp.	1,651	110,263
LG Electronics, Inc.	1,954	187,889
LG Energy Solution Ltd. (a)	219	91,911
LG H&H Co. Ltd.	175	60,961
LG Innotek Co. Ltd.	140	32,884
Lotte Chemical Corp.	422	49,513
Security Description	Shares	Value
LX Holdings Corp.	836	$5,025
NAVER Corp.	1,831	254,018
NCSoft Corp.	329	73,658
POSCO Future M Co. Ltd.	250	66,975
POSCO Holdings, Inc.	1,267	373,085
Samsung Biologics Co. Ltd. (a)(b)	186	105,023
Samsung C&T Corp.	1,304	104,605
Samsung Electronics Co. Ltd.	56,392	3,089,973
Samsung Electronics Co. Ltd. Preference Shares	10,304	465,289
Samsung Fire & Marine Insurance Co. Ltd.	596	104,034
Samsung SDI Co. Ltd.	839	425,979
Samsung SDS Co. Ltd.	926	86,370
Seegene, Inc.	454	7,081
Shin Poong Pharmaceutical Co. Ltd. (a)	423	5,104
Shinhan Financial Group Co. Ltd.	7,887	203,512
SK Bioscience Co. Ltd. (a)	335	20,212
SK Chemicals Co. Ltd.	97	5,168
SK Hynix, Inc.	7,699	673,111
SK Innovation Co. Ltd. (a)	608	73,136
SK Square Co. Ltd. (a)	510	17,127
SK Telecom Co. Ltd.	795	28,116
S-Oil Corp.	1,473	74,564
Woori Financial Group, Inc.	11,186	100,090
		9,794,573
TAIWAN — 16.1%
Accton Technology Corp.	5,000	56,029
ASE Technology Holding Co. Ltd.	60,656	215,206
Asustek Computer, Inc.	14,000	141,373
AUO Corp.	31,400	18,753
Catcher Technology Co. Ltd.	3,000	16,905
Cathay Financial Holding Co. Ltd.	138,403	191,754
Chailease Holding Co. Ltd. (a)	10,500	68,776
Chang Hwa Commercial Bank Ltd.	110,352	66,081
China Airlines Ltd.	36,000	30,285
China Development Financial Holding Corp. (a)	312,257	124,323
China Steel Corp.	198,000	186,909
Chunghwa Telecom Co. Ltd.	49,000	183,291
Compal Electronics, Inc.	62,000	58,229
CTBC Financial Holding Co. Ltd.	280,000	223,410
E Ink Holdings, Inc.	14,000	101,141
E.Sun Financial Holding Co. Ltd.	211,963	177,291
eMemory Technology, Inc.	1,000	70,960
Eva Airways Corp.	36,000	46,005
Evergreen Marine Corp. Taiwan Ltd.	13,600	40,829

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Far Eastern New Century Corp.	51,000	$54,775
First Financial Holding Co. Ltd.	209,142	185,676
Formosa Chemicals & Fibre Corp.	47,397	102,116
Formosa Plastics Corp.	64,000	176,108
Fubon Financial Holding Co. Ltd.	119,750	233,775
Globalwafers Co. Ltd.	2,000	31,916
Hon Hai Precision Industry Co. Ltd.	162,980	591,332
Hotai Motor Co. Ltd.	5,000	130,681
Hua Nan Financial Holdings Co. Ltd. Class C	130,030	92,686
Innolux Corp.	58,400	28,596
Largan Precision Co. Ltd.	1,000	68,391
Lite-On Technology Corp.	34,000	112,989
MediaTek, Inc.	18,000	397,630
Mega Financial Holding Co. Ltd.	181,625	222,771
Nan Ya Plastics Corp.	70,000	162,950
Nan Ya Printed Circuit Board Corp.	4,000	33,906
Novatek Microelectronics Corp.	8,000	109,554
Pegatron Corp.	39,000	93,667
President Chain Store Corp.	10,394	94,280
Quanta Computer, Inc.	38,000	185,458
Realtek Semiconductor Corp.	8,000	99,536
SinoPac Financial Holdings Co. Ltd.	123,980	69,067
Taishin Financial Holding Co. Ltd.	244,356	148,287
Taiwan Cement Corp.	101,743	124,302
Taiwan Cooperative Financial Holding Co. Ltd.	156,632	141,069
Taiwan Mobile Co. Ltd.	25,000	76,739
Taiwan Semiconductor Manufacturing Co. Ltd.	296,734	5,487,928
Unimicron Technology Corp.	11,000	62,162
Uni-President Enterprises Corp.	68,000	166,591
United Microelectronics Corp.	192,602	299,931
Voltronic Power Technology Corp.	1,000	63,093
Wan Hai Lines Ltd.	11,500	21,786
Yang Ming Marine Transport Corp. (a)	12,000	24,274
Yuanta Financial Holding Co. Ltd.	241,472	179,101
		12,090,673
THAILAND — 1.7%
Advanced Info Service PCL NVDR	27,677	167,053
Airports of Thailand PCL NVDR (a)	94,186	191,268
Bangkok Dusit Medical Services PCL NVDR	207,600	162,485
Security Description	Shares	Value
BTS Group Holdings PCL	340,200	$71,485
CP ALL PCL NVDR	105,300	185,623
Delta Electronics Thailand PCL	43,500	112,875
Energy Absolute PCL	19,000	30,546
Minor International PCL NVDR	107,252	103,607
PTT Global Chemical PCL NVDR	72,674	76,353
SCB X PCL NVDR	27,116	81,451
Siam Cement PCL	10,000	90,819
		1,273,565
TURKEY — 0.5%
Aselsan Elektronik Sanayi Ve Ticaret AS	24,997	52,209
BIM Birlesik Magazalar AS	12,163	79,547
Eregli Demir ve Celik Fabrikalari TAS (a)	18,241	25,693
Turk Hava Yollari AO (a)	13,672	101,583
Turkcell Iletisim Hizmetleri AS	20,952	29,174
Turkiye Is Bankasi AS Class C	118,866	64,106
Turkiye Petrol Rafinerileri AS	16,517	50,241
		402,553
UNITED ARAB EMIRATES — 1.2%
Abu Dhabi Commercial Bank PJSC	80,522	177,791
Abu Dhabi Islamic Bank PJSC	21,230	61,499
Aldar Properties PJSC	128,827	178,525
Dubai Islamic Bank PJSC	23,447	34,918
Emirates NBD Bank PJSC	10,835	43,805
Emirates Telecommunications Group Co. PJSC	40,248	245,451
First Abu Dhabi Bank PJSC	37,281	138,444
Multiply Group PJSC (a)	61,201	52,652
		933,085
UNITED STATES — 0.2%
JBS SA	18,588	67,277
Legend Biotech Corp. ADR (a)	704	48,597
Parade Technologies Ltd.	1,000	34,517
		150,391
TOTAL COMMON STOCKS (Cost $79,537,381)		74,698,124

SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (e)(f)	31,499	31,505

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g)(h)	463,464	$463,464
TOTAL SHORT-TERM INVESTMENTS (Cost $494,969)		494,969
TOTAL INVESTMENTS — 100.2% (Cost $80,032,350)		75,193,093
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(143,789)
NET ASSETS — 100.0%		$75,049,304
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.2% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2023.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the security is $2,750, representing less than 0.05% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2023.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$71,234,083	$3,461,291	$2,750	$74,698,124
Short-Term Investments	494,969	—	—	494,969
TOTAL INVESTMENTS	$71,729,052	$3,461,291	$2,750	$75,193,093
Sector Breakdown as of June 30, 2023

% of Net Assets
Financials	23.5%
Information Technology	22.6
Consumer Discretionary	13.7
Communication Services	10.6
Materials	7.9
Consumer Staples	7.1
Industrials	6.1
Health Care	3.9
Utilities	1.9
Real Estate	1.6
Energy	0.6
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	231,518	$231,565	$3,314,203	$3,514,081	$(172)	$(10)	31,499	$31,505	$2,511
State Street Navigator Securities Lending Portfolio II	778,513	778,513	5,193,817	5,508,866	—	—	463,464	463,464	5,183
Total		$1,010,078	$8,508,020	$9,022,947	$(172)	$(10)		$494,969	$7,694
See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 7.1%
Ampol Ltd.	10,194	$203,162
ANZ Group Holdings Ltd.	105,311	1,662,077
ASX Ltd.	13,325	558,796
Aurizon Holdings Ltd.	129,426	337,717
BHP Group Ltd.	492,291	14,742,931
BlueScope Steel Ltd.	29,328	401,181
Brambles Ltd.	192,474	1,846,214
Cochlear Ltd.	2,308	351,925
Coles Group Ltd.	83,674	1,025,950
Commonwealth Bank of Australia (a)	45,571	3,041,624
Dexus REIT (a)	35,730	185,513
Endeavour Group Ltd. (a)	39,311	165,116
Flutter Entertainment PLC (b)	1,444	290,268
Fortescue Metals Group Ltd. (a)	168,654	2,490,027
Glencore PLC	1,270,381	7,179,119
Goodman Group REIT	118,860	1,587,921
GPT Group REIT	42,745	117,796
IDP Education Ltd. (a)	12,434	182,915
IGO Ltd.	39,865	403,349
Insurance Australia Group Ltd.	157,488	597,542
Lendlease Corp. Ltd. Stapled Security (a)	22,978	118,539
Lottery Corp. Ltd.	50,408	172,132
Macquarie Group Ltd.	4,948	585,016
Medibank Pvt Ltd.	850,039	1,991,716
Mineral Resources Ltd.	2,703	128,521
Mirvac Group REIT	63,739	95,887
National Australia Bank Ltd.	76,399	1,341,046
Newcrest Mining Ltd.	19,200	337,660
Northern Star Resources Ltd.	10,259	82,493
Origin Energy Ltd.	46,248	258,902
Qantas Airways Ltd. (b)	36,541	150,806
QBE Insurance Group Ltd.	30,742	320,662
Ramsay Health Care Ltd.	3,481	130,431
REA Group Ltd. (a)	4,275	407,014
Rio Tinto Ltd.	34,736	2,651,864
Rio Tinto PLC	115,509	7,321,329
Santos Ltd.	124,416	622,788
Scentre Group REIT	150,322	265,164
SEEK Ltd.	5,678	82,092
Sonic Healthcare Ltd.	39,551	936,456
South32 Ltd.	105,156	263,189
Stockland REIT	43,273	116,083
Suncorp Group Ltd.	41,537	372,986
Telstra Group Ltd.	455,521	1,303,835
Transurban Group Stapled Security	104,302	989,358
Vicinity Ltd. REIT	82,748	101,625
Washington H Soul Pattinson & Co. Ltd.	8,803	186,222
Wesfarmers Ltd.	193,756	6,363,561
Security Description	Shares	Value
Westpac Banking Corp.	113,497	$1,612,222
WiseTech Global Ltd.	8,239	437,701
Woodside Energy Group Ltd.	184,042	4,219,160
Woolworths Group Ltd.	106,051	2,804,654
		74,142,257
AUSTRIA — 0.2%
Erste Group Bank AG	17,729	620,696
Mondi PLC	42,368	645,836
OMV AG	10,587	448,618
Verbund AG	4,536	363,488
voestalpine AG	9,651	346,412
		2,425,050
BELGIUM — 0.9%
Ageas SA	7,878	318,957
Anheuser-Busch InBev SA	23,711	1,340,775
Groupe Bruxelles Lambert NV	36,716	2,890,526
KBC Group NV	8,694	606,291
Sofina SA (a)	775	160,396
Solvay SA	3,043	339,627
UCB SA	34,586	3,063,947
Umicore SA	11,734	327,598
		9,048,117
BRAZIL — 0.1%
Yara International ASA (a)	15,964	564,739
CHINA — 0.4%
BOC Hong Kong Holdings Ltd.	875,036	2,674,261
Prosus NV (b)	6,684	489,383
SITC International Holdings Co. Ltd.	175,000	319,335
Wilmar International Ltd.	162,000	454,871
Xinyi Glass Holdings Ltd.	217,000	337,825
		4,275,675
DENMARK — 3.9%
AP Moller - Maersk AS Class A	995	1,731,994
AP Moller - Maersk AS Class B	583	1,022,942
Carlsberg AS Class B	13,378	2,137,587
Chr Hansen Holding AS	24,534	1,702,499
Coloplast AS Class B	7,847	980,983
Danske Bank AS (b)	25,475	619,625
DSV AS	14,498	3,044,116
Genmab AS (b)	8,054	3,044,656
Novo Nordisk AS Class B	141,475	22,789,895
Novozymes AS Class B	26,377	1,228,635
Orsted AS (c)	2,067	195,287
Pandora AS	7,842	699,993
ROCKWOOL AS Class B	690	178,241
Tryg AS	66,426	1,437,072
Vestas Wind Systems AS (b)	6,528	173,567
		40,987,092

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
FINLAND — 1.6%
Elisa Oyj	64,194	$3,427,546
Fortum Oyj	29,345	392,669
Kesko Oyj Class B	19,692	370,599
Kone Oyj Class B	72,615	3,789,235
Neste Oyj	36,323	1,397,297
Nokia Oyj	255,001	1,067,060
Nordea Bank Abp (d)	95,230	1,034,179
Nordea Bank Abp (d)	9,679	105,239
Orion Oyj Class B	45,674	1,894,550
Sampo Oyj Class A	43,861	1,967,689
Stora Enso Oyj Class R	29,646	343,653
UPM-Kymmene Oyj	19,770	588,189
Wartsila OYJ Abp	8,499	95,645
		16,473,550
FRANCE — 8.0%
Air Liquide SA	22,749	4,075,307
Airbus SE	6,595	952,350
Alstom SA (a)	7,630	227,421
Arkema SA	984	92,647
AXA SA	69,014	2,034,828
BioMerieux	6,625	694,744
BNP Paribas SA	54,869	3,455,240
Bouygues SA	12,650	424,523
Bureau Veritas SA	11,165	305,987
Capgemini SE	2,593	490,967
Carrefour SA	139,923	2,649,346
Cie de Saint-Gobain	15,501	942,483
Cie Generale des Etablissements Michelin SCA (a)	20,008	590,686
Credit Agricole SA (a)	48,121	570,780
Danone SA	39,786	2,436,843
Dassault Aviation SA	5,627	1,125,903
Dassault Systemes SE	3,739	165,720
Edenred	3,529	236,168
Eiffage SA	3,254	339,320
Engie SA	75,915	1,261,233
EssilorLuxottica SA	3,575	673,196
Getlink SE (a)	27,258	463,326
Hermes International	2,376	5,158,511
Ipsen SA	11,091	1,333,451
Kering SA (a)	5,615	3,097,289
Klepierre SA REIT	8,692	215,453
La Francaise des Jeux SAEM (c)	28,399	1,116,639
Legrand SA	5,474	542,270
L'Oreal SA	17,976	8,376,209
LVMH Moet Hennessy Louis Vuitton SE	17,946	16,896,756
Orange SA	457,371	5,340,211
Pernod Ricard SA	9,652	2,131,340
Publicis Groupe SA	5,154	413,292
Renault SA	18,732	788,445
Safran SA	2,296	359,358
Sartorius Stedim Biotech (a)	2,374	592,341
Security Description	Shares	Value
SEB SA	1,249	$128,976
Societe Generale SA	65,655	1,704,785
Sodexo SA	2,849	313,468
Teleperformance	1,465	245,261
Thales SA	13,213	1,977,791
TotalEnergies SE	105,033	6,021,759
Unibail-Rodamco-Westfield CDI (b)	1,160	2,973
Unibail-Rodamco-Westfield REIT (a)(b)(d)	2,010	105,589
Valeo SA (a)	8,642	185,080
Veolia Environnement SA	15,061	475,694
Vinci SA	11,757	1,364,525
Vivendi SE	22,976	210,712
Worldline SA (b)(c)	1,072	39,180
		83,346,376
GERMANY — 6.0%
adidas AG	2,681	520,002
Allianz SE	12,958	3,014,047
BASF SE	29,752	1,443,471
Bayer AG	26,292	1,453,448
Bayerische Motoren Werke AG	18,848	2,313,768
Bayerische Motoren Werke AG Preference Shares	4,338	493,154
Bechtle AG	6,538	259,069
Beiersdorf AG	24,484	3,238,836
Brenntag SE	12,156	946,921
Carl Zeiss Meditec AG	1,916	207,029
Commerzbank AG	61,520	681,251
Continental AG	3,897	293,788
Covestro AG (b)(c)	10,541	547,181
Daimler Truck Holding AG	19,171	690,214
Deutsche Bank AG	148,662	1,559,946
Deutsche Boerse AG	19,021	3,509,149
Deutsche Lufthansa AG (b)	16,617	170,033
Deutsche Post AG	92,715	4,524,533
Deutsche Telekom AG	233,968	5,099,057
E.ON SE	92,065	1,173,174
Evonik Industries AG	7,160	136,156
Fresenius Medical Care AG & Co. KGaA	10,136	484,025
Fresenius SE & Co. KGaA	22,157	613,277
GEA Group AG	10,417	435,391
Hannover Rueck SE	2,622	555,958
Heidelberg Materials AG	5,284	433,516
HelloFresh SE (b)	923	22,758
Henkel AG & Co. KGaA	10,841	762,876
Henkel AG & Co. KGaA Preference Shares	17,324	1,384,650
Infineon Technologies AG	16,492	679,857
Knorr-Bremse AG	5,948	454,119
LEG Immobilien SE (a)(b)	4,111	236,096
Mercedes-Benz Group AG	43,328	3,482,445
Merck KGaA	16,339	2,701,508
MTU Aero Engines AG	855	221,448

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,315	$4,241,628
Nemetschek SE	4,350	325,755
Porsche Automobil Holding SE Preference Shares (b)	10,534	633,932
Rational AG	450	325,500
Rheinmetall AG	2,894	791,865
RWE AG	18,433	801,802
SAP SE	10,643	1,453,065
Sartorius AG Preference Shares (a)	1,937	670,117
Siemens AG	10,796	1,796,683
Siemens Energy AG (b)	10,284	181,537
Siemens Healthineers AG (c)	4,538	256,757
Symrise AG	17,470	1,830,120
Telefonica Deutschland Holding AG	89,199	250,784
Volkswagen AG	2,890	482,092
Volkswagen AG Preference Shares	23,609	3,166,618
Vonovia SE	32,193	628,519
Wacker Chemie AG	1,079	148,032
Zalando SE (b)(c)	1,752	50,385
		62,777,342
HONG KONG — 3.1%
AIA Group Ltd.	156,823	1,582,918
CK Asset Holdings Ltd.	105,854	586,232
CK Infrastructure Holdings Ltd.	257,500	1,361,991
CLP Holdings Ltd.	475,000	3,691,333
Hang Lung Properties Ltd.	59,000	91,098
Hang Seng Bank Ltd.	324,929	4,623,125
Henderson Land Development Co. Ltd.	68,000	202,179
HKT Trust & HKT Ltd. Stapled Security	1,676,540	1,948,968
Hong Kong & China Gas Co. Ltd.	940,652	812,625
Hong Kong Exchanges & Clearing Ltd.	87,672	3,302,551
Hongkong Land Holdings Ltd.	53,200	207,480
Jardine Matheson Holdings Ltd.	41,800	2,117,170
Link REIT	207,709	1,152,967
MTR Corp. Ltd.	715,789	3,288,212
New World Development Co. Ltd.	86,687	213,272
Power Assets Holdings Ltd.	648,500	3,396,999
Prudential PLC	43,929	619,088
Sino Land Co. Ltd.	79,173	97,292
Sun Hung Kai Properties Ltd.	102,000	1,284,664
Swire Pacific Ltd. Class A	15,500	118,773
Techtronic Industries Co. Ltd.	111,000	1,206,091
WH Group Ltd. (c)	511,290	270,762
Security Description	Shares	Value
Wharf Real Estate Investment Co. Ltd.	21,000	$104,912
		32,280,702
IRELAND — 0.5%
AerCap Holdings NV (b)	4,535	288,063
AIB Group PLC	43,394	182,270
Bank of Ireland Group PLC	37,791	360,268
CRH PLC (a)	20,496	1,129,238
Kerry Group PLC Class A (a)	20,201	1,969,872
Kingspan Group PLC	10,655	707,939
Smurfit Kappa Group PLC	20,284	675,624
		5,313,274
ISRAEL — 0.9%
Azrieli Group Ltd.	2,411	135,137
Bank Hapoalim BM	230,827	1,889,684
Bank Leumi Le-Israel BM	187,415	1,393,385
Check Point Software Technologies Ltd. (b)	20,260	2,545,061
Elbit Systems Ltd.	4,785	995,438
ICL Group Ltd.	116,675	631,959
Israel Discount Bank Ltd. Class A	44,001	218,170
Mizrahi Tefahot Bank Ltd.	22,246	739,146
Teva Pharmaceutical Industries Ltd. (b)	30,648	230,834
Teva Pharmaceutical Industries Ltd. ADR (b)	26,659	200,742
Tower Semiconductor Ltd. (b)	16,255	598,784
		9,578,340
ITALY — 2.2%
Assicurazioni Generali SpA	59,454	1,207,774
Davide Campari-Milano NV	26,075	361,003
DiaSorin SpA (a)	2,007	208,891
Enel SpA	238,284	1,603,482
Eni SpA	133,753	1,923,578
Ferrari NV	18,484	6,039,732
FinecoBank Banca Fineco SpA (a)	48,882	656,762
Infrastrutture Wireless Italiane SpA (c)	71,030	936,125
Intesa Sanpaolo SpA	660,426	1,729,260
Mediobanca Banca di Credito Finanziario SpA	29,007	346,847
Moncler SpA	13,556	936,773
Poste Italiane SpA (a)(c)	10,612	114,804
Prysmian SpA (a)	3,281	137,026
Recordati Industria Chimica e Farmaceutica SpA	38,551	1,840,088
Snam SpA (a)	343,671	1,794,863
Telecom Italia SpA (a)(b)	1,189,798	334,643
Terna - Rete Elettrica Nazionale	91,348	777,951
UniCredit SpA	96,810	2,246,004
		23,195,606

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
JAPAN — 23.0%
Advantest Corp.	16,700	$2,212,647
Aeon Co. Ltd.	32,800	667,642
AGC, Inc. (a)	5,500	196,468
Aisin Corp.	6,300	192,964
Ajinomoto Co., Inc.	6,000	237,617
ANA Holdings, Inc. (b)	5,300	125,629
Asahi Group Holdings Ltd.	14,100	543,767
Asahi Intecc Co. Ltd.	11,700	227,548
Asahi Kasei Corp.	32,800	220,580
Astellas Pharma, Inc.	80,700	1,199,878
Azbil Corp.	6,100	191,228
Bandai Namco Holdings, Inc.	65,500	1,505,002
BayCurrent Consulting, Inc.	11,400	423,394
Bridgestone Corp. (a)	39,200	1,597,996
Brother Industries Ltd.	25,200	366,053
Canon, Inc. (a)	136,000	3,566,195
Capcom Co. Ltd.	11,700	461,006
Central Japan Railway Co.	23,000	2,873,906
Chiba Bank Ltd. (a)	179,500	1,085,308
Chubu Electric Power Co., Inc.	184,900	2,247,686
Chugai Pharmaceutical Co. Ltd. (a)	100,000	2,826,997
Concordia Financial Group Ltd.	230,900	898,774
CyberAgent, Inc. (a)	13,700	99,336
Dai Nippon Printing Co. Ltd.	5,200	146,716
Daifuku Co. Ltd.	12,300	250,408
Dai-ichi Life Holdings, Inc.	49,808	943,538
Daiichi Sankyo Co. Ltd.	11,918	375,182
Daikin Industries Ltd.	2,900	587,183
Daito Trust Construction Co. Ltd.	5,200	524,731
Daiwa House Industry Co. Ltd.	33,300	873,654
Daiwa House REIT Investment Corp.	83	158,609
Daiwa Securities Group, Inc.	29,200	149,561
Denso Corp.	8,000	533,850
Disco Corp.	6,600	1,032,456
East Japan Railway Co.	39,300	2,171,717
Eisai Co. Ltd.	4,100	275,839
ENEOS Holdings, Inc.	613,682	2,099,176
FANUC Corp.	8,500	295,928
Fast Retailing Co. Ltd.	11,300	2,870,834
FUJIFILM Holdings Corp.	27,500	1,625,056
Fujitsu Ltd.	13,800	1,775,425
GMO Payment Gateway, Inc.	2,300	178,227
Hakuhodo DY Holdings, Inc.	11,200	117,165
Hamamatsu Photonics KK	12,700	617,361
Hankyu Hanshin Holdings, Inc.	27,100	891,552
Hikari Tsushin, Inc.	2,500	356,315
Hirose Electric Co. Ltd.	12,800	1,689,279
Hitachi Ltd.	25,300	1,557,192
Honda Motor Co. Ltd.	94,500	2,838,236
Security Description	Shares	Value
Hoshizaki Corp.	3,000	$107,019
Hoya Corp.	25,900	3,059,761
Idemitsu Kosan Co. Ltd.	77,400	1,545,483
Iida Group Holdings Co. Ltd.	6,300	105,745
Inpex Corp.	47,400	524,061
Isuzu Motors Ltd.	28,000	337,081
ITOCHU Corp. (a)	121,414	4,777,261
Itochu Techno-Solutions Corp.	22,200	558,475
Japan Airlines Co. Ltd.	5,200	112,250
Japan Exchange Group, Inc.	37,506	650,812
Japan Metropolitan Fund Invest REIT	263	175,230
Japan Post Bank Co. Ltd.	260,000	2,021,932
Japan Post Holdings Co. Ltd.	415,100	2,976,796
Japan Post Insurance Co. Ltd.	27,500	412,210
Japan Real Estate Investment Corp. REIT	40	151,659
Japan Tobacco, Inc. (a)	173,300	3,780,502
JFE Holdings, Inc.	37,700	534,715
Kajima Corp.	21,400	321,292
Kansai Electric Power Co., Inc.	47,800	597,107
Kao Corp. (a)	41,800	1,507,906
Kawasaki Kisen Kaisha Ltd. (a)	9,900	241,036
KDDI Corp.	176,718	5,440,863
Keio Corp. (a)	16,000	500,695
Keisei Electric Railway Co. Ltd.	12,000	494,496
Keyence Corp.	11,500	5,398,519
Kikkoman Corp.	6,700	379,745
Kintetsu Group Holdings Co. Ltd.	51,000	1,758,633
Kirin Holdings Co. Ltd. (a)	37,700	548,148
Kobayashi Pharmaceutical Co. Ltd.	6,500	351,725
Kobe Bussan Co. Ltd.	8,700	224,279
Koei Tecmo Holdings Co. Ltd. (a)	12,060	207,390
Komatsu Ltd.	23,400	628,328
Kubota Corp. (a)	30,900	448,743
Kyocera Corp.	6,300	339,595
Kyowa Kirin Co. Ltd. (a)	55,800	1,028,479
Lasertec Corp.	6,500	970,267
Lixil Corp.	23,000	290,255
M3, Inc.	31,200	671,123
Makita Corp.	6,100	170,337
Marubeni Corp.	59,300	1,001,086
Mazda Motor Corp.	48,000	462,781
McDonald's Holdings Co. Japan Ltd. (a)	43,400	1,684,533
MEIJI Holdings Co. Ltd.	80,200	1,785,613
MISUMI Group, Inc.	19,100	379,132
Mitsubishi Chemical Group Corp.	66,100	394,766

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Mitsubishi Corp.	70,200	$3,365,870
Mitsubishi Electric Corp.	63,000	883,530
Mitsubishi Estate Co. Ltd.	28,200	333,635
Mitsubishi Heavy Industries Ltd.	13,700	636,114
Mitsubishi UFJ Financial Group, Inc.	657,900	4,847,708
Mitsui & Co. Ltd.	47,400	1,774,528
Mitsui Chemicals, Inc.	4,900	143,371
Mitsui Fudosan Co. Ltd.	30,600	605,606
Mitsui OSK Lines Ltd. (a)	44,300	1,059,265
Mizuho Financial Group, Inc.	365,540	5,561,438
MonotaRO Co. Ltd. (a)	25,300	319,105
MS&AD Insurance Group Holdings, Inc.	30,800	1,085,943
Murata Manufacturing Co. Ltd.	43,400	2,473,051
NEC Corp.	35,100	1,691,435
Nexon Co. Ltd.	5,400	102,631
Nidec Corp. (a)	2,200	119,411
Nintendo Co. Ltd.	83,300	3,770,357
Nippon Building Fund, Inc. REIT (a)	38	148,808
NIPPON EXPRESS HOLDINGS, Inc. (a)	5,600	313,989
Nippon Paint Holdings Co. Ltd.	19,700	161,242
Nippon Prologis REIT, Inc.	67	134,107
Nippon Shinyaku Co. Ltd.	11,500	467,368
Nippon Steel Corp. (a)	43,600	906,178
Nippon Telegraph & Telephone Corp.	3,807,500	4,491,499
Nippon Yusen KK (a)	31,600	697,437
Nissan Chemical Corp.	7,100	303,040
Nissan Motor Co. Ltd.	174,016	708,176
Nissin Foods Holdings Co. Ltd.	24,700	2,035,334
Nitori Holdings Co. Ltd.	16,600	1,849,677
Nitto Denko Corp.	9,700	713,398
Nomura Holdings, Inc.	149,600	566,376
Nomura Real Estate Master Fund, Inc. REIT	113	129,860
Nomura Research Institute Ltd.	31,000	849,559
NTT Data Corp.	6,400	88,870
Obayashi Corp.	98,300	846,059
Obic Co. Ltd.	14,300	2,279,531
Odakyu Electric Railway Co. Ltd. (a)	33,800	450,285
Oji Holdings Corp.	36,400	135,390
Olympus Corp.	78,000	1,222,873
Ono Pharmaceutical Co. Ltd.	117,500	2,118,553
Open House Group Co. Ltd.	5,300	189,470
Oracle Corp. Japan	9,000	665,652
Oriental Land Co. Ltd.	36,100	1,398,942
ORIX Corp.	53,900	974,254
Osaka Gas Co. Ltd.	100,700	1,538,003
Security Description	Shares	Value
Otsuka Corp.	24,900	$962,509
Otsuka Holdings Co. Ltd. (a)	126,000	4,595,053
Pan Pacific International Holdings Corp.	63,700	1,133,982
Panasonic Holdings Corp.	92,000	1,116,145
Persol Holdings Co. Ltd.	12,100	216,743
Recruit Holdings Co. Ltd.	95,105	3,002,485
Renesas Electronics Corp. (b)	22,900	428,023
Resona Holdings, Inc.	112,100	535,390
Ricoh Co. Ltd.	34,400	290,961
SBI Holdings, Inc. (a)	5,300	101,519
Secom Co. Ltd.	42,900	2,890,671
Sekisui Chemical Co. Ltd.	35,300	506,048
Sekisui House Ltd.	98,800	1,986,117
Seven & i Holdings Co. Ltd.	23,200	995,994
SG Holdings Co. Ltd.	88,300	1,250,868
Shimadzu Corp.	18,100	554,515
Shimano, Inc.	5,400	895,174
Shimizu Corp.	39,000	245,627
Shin-Etsu Chemical Co. Ltd.	138,300	4,562,316
Shionogi & Co. Ltd.	29,100	1,222,105
Shiseido Co. Ltd.	2,500	112,308
Shizuoka Financial Group, Inc.	197,500	1,419,743
SMC Corp.	3,700	2,034,635
SoftBank Corp.	421,000	4,485,696
SoftBank Group Corp.	64,800	3,036,568
Sompo Holdings, Inc.	13,400	598,821
Sony Group Corp.	24,700	2,215,626
Square Enix Holdings Co. Ltd.	4,300	198,972
Subaru Corp.	33,700	630,236
SUMCO Corp. (a)	7,400	103,831
Sumitomo Chemical Co. Ltd.	94,400	285,091
Sumitomo Corp.	42,012	883,928
Sumitomo Electric Industries Ltd.	33,800	410,880
Sumitomo Metal Mining Co. Ltd.	7,800	249,917
Sumitomo Mitsui Financial Group, Inc.	80,300	3,421,785
Sumitomo Mitsui Trust Holdings, Inc.	17,200	608,459
Sumitomo Realty & Development Co. Ltd.	4,400	108,162
Suntory Beverage & Food Ltd. (a)	51,387	1,853,039
Suzuki Motor Corp.	10,000	359,844
Sysmex Corp.	10,000	678,175
T&D Holdings, Inc.	20,800	303,002
Taisei Corp.	10,900	378,655
Takeda Pharmaceutical Co. Ltd.	127,051	3,979,381
TDK Corp.	7,700	296,578
Terumo Corp.	4,700	148,347
TIS, Inc.	6,200	154,040

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Tobu Railway Co. Ltd.	62,100	$1,657,604
Toho Co. Ltd.	3,700	140,054
Tokio Marine Holdings, Inc.	80,100	1,837,143
Tokyo Electric Power Co. Holdings, Inc. (b)	234,200	854,096
Tokyo Electron Ltd.	39,700	5,647,296
Tokyo Gas Co. Ltd.	66,208	1,439,733
Tokyu Corp. (a)	71,400	856,840
TOPPAN, Inc.	6,900	147,992
Toray Industries, Inc.	88,800	491,753
Toshiba Corp.	10,300	321,895
Tosoh Corp.	21,700	255,082
Toyota Industries Corp.	5,200	368,949
Toyota Motor Corp.	377,100	6,023,007
Toyota Tsusho Corp.	8,000	395,143
Trend Micro, Inc.	17,900	860,107
Unicharm Corp.	25,706	949,913
USS Co. Ltd.	108,200	1,780,189
Welcia Holdings Co. Ltd.	55,200	1,144,025
West Japan Railway Co.	23,500	973,916
Yakult Honsha Co. Ltd.	24,700	1,555,980
Yamaha Corp.	3,200	121,903
Yamaha Motor Co. Ltd. (a)	18,000	513,343
Yamato Holdings Co. Ltd.	29,400	529,479
Yaskawa Electric Corp.	2,800	127,529
Z Holdings Corp.	36,700	87,957
ZOZO, Inc.	7,600	156,222
		239,802,717
JORDAN — 0.1%
Hikma Pharmaceuticals PLC	44,131	1,060,683
LUXEMBOURG — 0.2%
ArcelorMittal SA	50,440	1,371,899
Eurofins Scientific SE (a)	3,500	222,084
		1,593,983
MACAU — 0.0% (e)
Galaxy Entertainment Group Ltd. (b)	22,000	139,525
NETHERLANDS — 5.4%
ABN AMRO Bank NV GDR (c)	21,944	340,679
Adyen NV (b)(c)	1,594	2,757,793
Aegon NV	82,151	414,972
Akzo Nobel NV	4,284	349,230
Argenx SE (b)	4,532	1,757,245
ASM International NV	2,959	1,253,699
ASML Holding NV	26,800	19,385,331
EXOR NV	4,122	367,324
Ferrovial SE	5,704	180,282
Heineken Holding NV	6,990	607,418
Heineken NV	13,874	1,425,559
IMCD NV	3,225	463,383
ING Groep NV	157,916	2,125,670
JDE Peet's NV	34,912	1,038,306
Security Description	Shares	Value
Koninklijke Ahold Delhaize NV	199,888	$6,817,114
Koninklijke KPN NV	585,943	2,089,754
Koninklijke Philips NV (b)	32,748	707,702
NN Group NV (a)	22,432	829,890
OCI NV (b)	12,324	295,397
Randstad NV	10,467	551,676
Shell PLC	220,241	6,559,083
Universal Music Group NV (a)	52,526	1,166,175
Wolters Kluwer NV	35,212	4,467,816
		55,951,498
NEW ZEALAND — 0.3%
Auckland International Airport Ltd. (b)	156,320	818,829
Fisher & Paykel Healthcare Corp. Ltd. Class C	69,490	1,043,040
Meridian Energy Ltd.	33,994	116,628
Spark New Zealand Ltd.	442,932	1,381,234
		3,359,731
NORWAY — 0.6%
Aker BP ASA	29,351	689,835
DNB Bank ASA	29,572	553,981
Equinor ASA	81,900	2,385,856
Gjensidige Forsikring ASA	18,623	298,634
Kongsberg Gruppen ASA	2,719	123,901
Mowi ASA	29,930	475,481
Norsk Hydro ASA	36,159	215,329
Orkla ASA	72,581	522,329
Telenor ASA (a)	44,261	449,486
		5,714,832
PORTUGAL — 0.4%
EDP - Energias de Portugal SA	60,803	296,920
Galp Energia SGPS SA (a)	22,582	264,108
Jeronimo Martins SGPS SA	114,758	3,160,074
		3,721,102
SINGAPORE — 2.2%
CapitaLand Integrated Commercial Trust REIT	267,200	377,103
DBS Group Holdings Ltd.	176,650	4,112,936
Genting Singapore Ltd.	1,522,100	1,057,209
Keppel Corp. Ltd.	61,011	302,497
Oversea-Chinese Banking Corp. Ltd.	433,945	3,937,521
Singapore Airlines Ltd. (a)	40,949	216,341
Singapore Exchange Ltd.	398,900	2,832,548
Singapore Technologies Engineering Ltd.	738,500	2,008,113
Singapore Telecommunications Ltd.	448,800	829,054
STMicroelectronics NV (a)	59,334	2,949,578
United Overseas Bank Ltd.	169,575	3,508,405

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Venture Corp. Ltd.	58,500	$635,855
		22,767,160
SOUTH AFRICA — 0.3%
Anglo American PLC	115,023	3,265,418
SPAIN — 2.6%
ACS Actividades de Construccion y Servicios SA (a)	10,741	376,982
Aena SME SA (c)	4,974	803,142
Amadeus IT Group SA (b)	3,747	284,932
Banco Bilbao Vizcaya Argentaria SA	313,297	2,403,588
Banco Santander SA (a)	975,182	3,601,382
CaixaBank SA	241,775	998,922
Cellnex Telecom SA (b)(c)	6,992	282,170
Enagas SA (a)	59,599	1,170,406
Endesa SA (a)	48,547	1,040,758
Grifols SA (a)(b)	11,221	143,723
Iberdrola SA	210,291	2,741,659
Industria de Diseno Textil SA	182,137	7,046,311
Naturgy Energy Group SA (a)	9,385	279,116
Redeia Corp. SA (a)	183,518	3,080,357
Repsol SA (a)	119,011	1,730,781
Telefonica SA (a)	303,841	1,231,819
		27,216,048
SWEDEN — 2.3%
Alfa Laval AB	18,001	654,958
Assa Abloy AB Class B	71,692	1,719,073
Atlas Copco AB Class A	160,825	2,313,815
Atlas Copco AB Class B	175,589	2,182,406
Boliden AB	24,040	693,404
Epiroc AB Class A	64,852	1,224,234
Epiroc AB Class B	18,760	302,729
Essity AB Class B	11,832	314,496
Evolution AB (c)	12,683	1,603,737
H & M Hennes & Mauritz AB Class B	12,331	211,405
Hexagon AB Class B	115,996	1,425,613
Husqvarna AB Class B (a)	21,077	190,529
Industrivarden AB Class C (a)	9,161	252,067
Indutrade AB	15,687	352,770
Investment AB Latour Class B	5,247	103,859
Investor AB Class B	64,413	1,286,018
Kinnevik AB Class B (b)	12,584	174,058
L E Lundbergforetagen AB Class B	6,163	261,782
Lifco AB Class B	14,003	303,751
Nibe Industrier AB Class B	93,138	882,980
Sandvik AB	73,452	1,429,421
Securitas AB Class B (a)	18,448	151,085
Skandinaviska Enskilda Banken AB Class A	60,472	667,071
Skanska AB Class B	21,326	298,429
SKF AB Class B	12,565	218,232
Security Description	Shares	Value
Svenska Cellulosa AB SCA Class B	11,038	$140,462
Svenska Handelsbanken AB Class A	54,716	457,634
Swedbank AB Class A	34,308	577,607
Swedish Orphan Biovitrum AB (a)(b)	13,311	259,287
Telefonaktiebolaget LM Ericsson Class B	93,220	504,104
Telia Co. AB	98,299	215,231
Volvo AB Class B	130,064	2,685,257
Volvo Car AB Class B (b)	15,235	60,397
		24,117,901
SWITZERLAND — 7.9%
ABB Ltd.	107,457	4,225,493
Adecco Group AG	8,423	275,196
Alcon, Inc.	8,838	732,014
Baloise Holding AG	8,352	1,226,684
Banque Cantonale Vaudoise (a)	14,007	1,479,530
Barry Callebaut AG	882	1,702,581
BKW AG	8,074	1,425,912
Chocoladefabriken Lindt & Spruengli AG (d)	51	640,742
Chocoladefabriken Lindt & Spruengli AG (d)	1	124,071
Cie Financiere Richemont SA Class A	4,022	681,760
Clariant AG (b)	14,253	205,833
DSM-Firmenich AG (b)	3,679	395,840
EMS-Chemie Holding AG	3,799	2,874,781
Geberit AG	4,641	2,428,270
Givaudan SA	986	3,267,747
Helvetia Holding AG	1,067	144,310
Julius Baer Group Ltd.	6,549	412,419
Kuehne & Nagel International AG	12,488	3,694,823
Logitech International SA	13,837	823,430
Lonza Group AG	930	554,476
Novartis AG	191,740	19,288,660
Partners Group Holding AG	2,089	1,965,129
Schindler Holding AG (d)	3,814	893,976
Schindler Holding AG (d)	10,210	2,293,869
SGS SA	26,388	2,494,126
Sika AG	9,466	2,705,478
Sonova Holding AG	4,076	1,085,233
Straumann Holding AG	7,909	1,283,174
Swatch Group AG Bearer Shares	1,800	525,323
Swiss Life Holding AG	874	510,928
Swiss Prime Site AG	35,439	3,075,883
Swisscom AG	9,940	6,197,432
Temenos AG	3,816	303,437
UBS Group AG	123,777	2,503,487
VAT Group AG (c)	2,256	933,013

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Zurich Insurance Group AG	17,539	$8,329,873
		81,704,933
UNITED KINGDOM — 9.9%
3i Group PLC	25,801	639,149
abrdn PLC (a)	65,490	181,675
Admiral Group PLC	16,659	440,956
Ashtead Group PLC	31,544	2,183,234
Associated British Foods PLC	8,745	221,359
AstraZeneca PLC	35,377	5,071,559
Auto Trader Group PLC (c)	75,476	585,718
Aviva PLC	122,687	616,426
BAE Systems PLC	361,061	4,255,256
Barclays PLC	1,093,725	2,132,761
Barratt Developments PLC	98,583	518,254
Berkeley Group Holdings PLC	10,091	503,290
BP PLC	517,667	3,016,568
British American Tobacco PLC	84,853	2,813,456
British Land Co. PLC REIT	28,281	108,872
BT Group PLC (a)	445,648	693,204
Bunzl PLC	56,035	2,136,492
Burberry Group PLC	27,579	743,327
Centrica PLC	251,852	396,878
CK Hutchison Holdings Ltd.	361,000	2,204,253
CNH Industrial NV	27,295	393,230
Coca-Cola Europacific Partners PLC	5,394	347,535
Compass Group PLC	57,727	1,616,076
Croda International PLC	10,164	726,992
DCC PLC	6,344	354,718
Diageo PLC	158,789	6,821,407
Entain PLC	5,919	95,720
Halma PLC	27,844	806,046
Hargreaves Lansdown PLC	38,387	398,040
HSBC Holdings PLC	891,982	7,050,215
Imperial Brands PLC	94,662	2,092,260
Informa PLC	18,804	173,561
InterContinental Hotels Group PLC	1,373	94,854
Intertek Group PLC	13,947	756,250
J Sainsbury PLC	119,035	407,092
JD Sports Fashion PLC	211,630	392,822
Johnson Matthey PLC	24,400	541,626
Just Eat Takeaway.com NV (a)(b)(c)	8,308	127,223
Kingfisher PLC	122,300	360,262
Land Securities Group PLC REIT	24,803	181,064
Legal & General Group PLC	216,054	624,349
Lloyds Banking Group PLC	3,831,343	2,123,261
London Stock Exchange Group PLC	4,118	437,995
M&G PLC	98,993	240,886
National Grid PLC	386,405	5,111,522
Security Description	Shares	Value
NatWest Group PLC	254,394	$778,805
Next PLC	10,250	899,163
Pearson PLC	64,293	671,894
Persimmon PLC	33,427	435,811
Reckitt Benckiser Group PLC	88,030	6,616,533
RELX PLC	209,867	6,993,210
Rentokil Initial PLC	29,807	233,055
Rolls-Royce Holdings PLC (b)	36,221	69,558
Sage Group PLC	107,862	1,268,182
Schroders PLC	57,700	320,790
Segro PLC REIT	21,423	195,229
Severn Trent PLC	25,924	845,715
Smith & Nephew PLC	10,770	173,620
Smiths Group PLC	14,050	293,659
Spirax-Sarco Engineering PLC	4,646	612,229
SSE PLC	21,710	508,135
St. James's Place PLC	46,496	642,851
Standard Chartered PLC	142,640	1,238,590
Taylor Wimpey PLC	273,866	357,755
Tesco PLC	799,571	2,525,073
Unilever PLC	252,284	13,142,381
United Utilities Group PLC	59,693	729,765
Vodafone Group PLC	1,590,532	1,495,765
Whitbread PLC	3,982	171,417
WPP PLC	42,356	443,395
		103,400,273
UNITED STATES — 9.2%
CSL Ltd.	35,695	6,590,653
Experian PLC	64,780	2,485,567
GSK PLC	561,063	9,906,420
Haleon PLC	89,366	366,126
Holcim AG (b)	17,408	1,171,365
James Hardie Industries PLC CDI (b)	37,398	989,536
Nestle SA	210,188	25,279,415
QIAGEN NV (b)	61,673	2,768,116
Roche Holding AG	75,724	23,149,292
Roche Holding AG Bearer Shares	12,930	4,243,277
Sanofi	69,513	7,447,361
Schneider Electric SE	35,394	6,427,831
Stellantis NV (d)	111,712	1,959,795
Stellantis NV (d)	70,583	1,239,028
Swiss Re AG	11,098	1,116,933
Tenaris SA	10,397	155,571
		95,296,286
TOTAL COMMON STOCKS (Cost $1,030,262,163)		1,033,520,210

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 0.1%
GERMANY — 0.1%
Dr. Ing. h.c. F. Porsche AG (b)(c)	9,021	$1,119,518
TOTAL PREFERRED STOCKS (Cost $1,053,413)		1,119,518
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (f)(g)	8,127	8,128
State Street Navigator Securities Lending Portfolio II (h)(i)	22,456,074	22,456,074
TOTAL SHORT-TERM INVESTMENTS (Cost $22,464,203)		22,464,202
TOTAL INVESTMENTS — 101.6% (Cost $1,053,779,779)		1,057,103,930
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(16,312,603)
NET ASSETS — 100.0%		$1,040,791,327

(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,033,520,210	$—	$—	$1,033,520,210
Preferred Stocks	1,119,518	—	—	1,119,518
Short-Term Investments	22,464,202	—	—	22,464,202
TOTAL INVESTMENTS	$1,057,103,930	$—	$—	$1,057,103,930
Sector Breakdown as of June 30, 2023

% of Net Assets
Financials	16.0%
Industrials	15.6
Health Care	15.1
Consumer Staples	12.3
Consumer Discretionary	10.8
Materials	7.9
Information Technology	7.2
Communication Services	5.7
Utilities	4.1
Energy	3.2
Real Estate	1.5
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(1.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	219,359	$219,403	$66,214,909	$66,425,251	$(933)	$—	8,127	$8,128	$36,854
State Street Navigator Securities Lending Portfolio II	21,313,733	21,313,733	168,871,591	167,729,250	—	—	22,456,074	22,456,074	153,845
Total		$21,533,136	$235,086,500	$234,154,501	$(933)	$—		$22,464,202	$190,699
See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 0.0% (a)
AngloGold Ashanti Ltd.	558	$11,749
BRAZIL — 5.3%
Ambev SA	1,951	6,232
Ambev SA ADR	3,968	12,618
Atacadao SA	1,955	4,539
B3 SA - Brasil Bolsa Balcao	4,480	13,568
Banco Bradesco SA	4,256	12,916
Banco Bradesco SA Preference Shares	19,094	65,111
Banco do Brasil SA	3,864	39,569
Banco Santander Brasil SA	1,013	6,432
BB Seguridade Participacoes SA	13,060	83,304
CCR SA	795	2,315
Centrais Eletricas Brasileiras SA	3,123	25,734
Centrais Eletricas Brasileiras SA Preference Shares ADR	783	7,384
Centrais Eletricas Brasileiras SA Class B, Preference Shares	100	923
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	48	563
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	715	8,466
Cia Energetica de Minas Gerais ADR	2,289	6,020
Cia Energetica de Minas Gerais Preference Shares	1,418	3,780
Cia Siderurgica Nacional SA	253	636
Cia Siderurgica Nacional SA ADR	4,311	11,165
Cosan SA	1,615	5,979
CPFL Energia SA	3,176	22,642
Energisa SA	328	3,413
Engie Brasil Energia SA	1,352	12,805
Equatorial Energia SA	2,103	14,016
Equatorial Energia SA (b)	31	206
Gerdau SA Preference Shares	5,420	28,167
Hapvida Participacoes e Investimentos SA (b)(c)	4,470	4,059
Hypera SA	1,528	14,574
Itau Unibanco Holding SA Preference Shares	337	1,985
Itau Unibanco Holding SA Preference Shares ADR	11,617	68,540
Itausa SA Preference Shares	19,102	38,172
Klabin SA	427	1,927
Localiza Rent a Car SA	2,142	30,416
Lojas Renner SA	3,495	14,490
Magazine Luiza SA (b)	1,387	969
Natura & Co. Holding SA (b)	2,069	7,180
Petroleo Brasileiro SA	8,276	56,786
Security Description	Shares	Value
Petroleo Brasileiro SA ADR	5,141	$71,100
Petroleo Brasileiro SA Preference Shares	9,644	59,036
Petroleo Brasileiro SA Preference Shares ADR	7,593	93,925
PRIO SA (b)	10,372	79,725
Raia Drogasil SA	3,557	21,826
Rumo SA	2,285	10,516
Suzano SA	475	4,354
Suzano SA ADR	2,331	21,492
Telefonica Brasil SA	942	8,449
Telefonica Brasil SA ADR (d)	698	6,373
TIM SA	152	461
TIM SA ADR	466	7,125
TOTVS SA	1,068	6,637
Ultrapar Participacoes SA	42	164
Ultrapar Participacoes SA ADR	2,889	11,354
Vale SA	7,515	100,044
Vale SA ADR	55,106	739,523
Vibra Energia SA	5,483	20,516
WEG SA	24,396	190,910
		2,091,131
CHILE — 0.6%
Banco de Chile	209,734	21,882
Banco de Credito e Inversiones SA	441	13,468
Banco Santander Chile	10,426	493
Banco Santander Chile ADR	258	4,863
Cencosud SA	7,398	14,331
Cia Sud Americana de Vapores SA	187,500	12,728
Empresas CMPC SA	2,710	5,183
Empresas COPEC SA	1,080	8,011
Enel Americas SA (b)	143,162	19,095
Enel Chile SA	6,886	447
Enel Chile SA ADR	283	942
Falabella SA	1,829	4,389
Sociedad Quimica y Minera de Chile SA ADR	112	8,134
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,868	135,996
		249,962
CHINA — 24.4%
360 Security Technology, Inc. Class A (b)	14,900	25,684
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,200	10,548
3SBio, Inc. (c)	7,390	7,422
AAC Technologies Holdings, Inc.	1,500	3,530
Agricultural Bank of China Ltd. Class A	45,900	22,272
Agricultural Bank of China Ltd. Class H	677,000	266,080

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Air China Ltd. Class H (b)	4,000	$2,848
Alibaba Group Holding Ltd. (b)	25,949	268,874
Alibaba Group Holding Ltd. ADR (b)	180	15,003
Aluminum Corp. of China Ltd. Class H	18,000	7,741
Anhui Conch Cement Co. Ltd. Class A	2,500	8,158
Anhui Conch Cement Co. Ltd. Class H	7,500	19,907
Anhui Gujing Distillery Co. Ltd. Class A (b)	200	6,801
Anhui Gujing Distillery Co. Ltd. Class B (b)	4,000	68,907
Anhui Kouzi Distillery Co. Ltd. Class A	600	4,070
Anjoy Foods Group Co. Ltd. Class A	700	14,125
ANTA Sports Products Ltd.	17,000	173,653
Autohome, Inc. ADR	237	6,911
AviChina Industry & Technology Co. Ltd. Class H	19,000	9,213
Baidu, Inc. Class A (b)	3,764	63,785
Bank of Beijing Co. Ltd. Class A	20,900	13,302
Bank of Chengdu Co. Ltd. Class A (b)	1,400	2,350
Bank of China Ltd. Class A	16,500	8,868
Bank of China Ltd. Class H	1,057,071	423,551
Bank of Communications Co. Ltd. Class A	82,300	65,616
Bank of Communications Co. Ltd. Class H	100,000	66,228
Bank of Hangzhou Co. Ltd. Class A	2,100	3,392
Bank of Jiangsu Co. Ltd. Class A (b)	12,160	12,286
Bank of Nanjing Co. Ltd. Class A	3,800	4,179
Bank of Ningbo Co. Ltd. Class A	3,700	12,868
Bank of Shanghai Co. Ltd. Class A	26,970	21,317
Baoshan Iron & Steel Co. Ltd. Class A	7,600	5,871
BeiGene Ltd. (b)	322	4,413
Beijing Capital International Airport Co. Ltd. Class H (b)	38,000	24,585
Beijing Enterprises Holdings Ltd.	5,500	19,897
Beijing Enterprises Water Group Ltd.	36,000	8,545
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	1,624	14,905
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	33,000	23,860
BOC Aviation Ltd. (c)	900	7,275
Security Description	Shares	Value
BOE Technology Group Co. Ltd. Class A	109,400	$61,506
BYD Co. Ltd. Class H	500	15,951
CGN Power Co. Ltd. Class H (c)	258,100	62,248
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	900	16,862
Chaozhou Three-Circle Group Co. Ltd. Class A (b)	1,900	7,666
China Cinda Asset Management Co. Ltd. Class H	45,548	4,534
China CITIC Bank Corp. Ltd. Class H	208,000	97,675
China Coal Energy Co. Ltd. Class H	10,000	7,427
China Communications Services Corp. Ltd. Class H	38,000	18,717
China Conch Venture Holdings Ltd.	11,000	14,317
China Construction Bank Corp. Class A	26,600	22,889
China Construction Bank Corp. Class H (b)	836,394	541,117
China Everbright Bank Co. Ltd. Class A (b)	13,300	5,613
China Everbright Bank Co. Ltd. Class H	25,274	7,257
China Everbright Environment Group Ltd.	18,888	7,448
China Evergrande Group (b)(d)(e)	117,625	2,477
China Feihe Ltd. (c)	52,000	28,931
China Galaxy Securities Co. Ltd. Class H	23,334	12,446
China Gas Holdings Ltd.	14,400	16,483
China Hongqiao Group Ltd.	18,000	14,608
China International Capital Corp. Ltd. Class H (b)(c)	3,600	6,312
China Jinmao Holdings Group Ltd.	41,480	6,087
China Life Insurance Co. Ltd. Class H	55,000	91,660
China Longyuan Power Group Corp. Ltd. Class H	12,000	12,357
China Medical System Holdings Ltd.	19,733	32,130
China Meidong Auto Holdings Ltd.	4,000	4,619
China Mengniu Dairy Co. Ltd. (b)	11,000	41,408
China Merchants Bank Co. Ltd. Class A	4,891	22,025
China Merchants Bank Co. Ltd. Class H	15,000	68,142
China Merchants Port Holdings Co. Ltd.	4,316	6,091

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
China Minsheng Banking Corp. Ltd. Class A	69,200	$35,671
China Minsheng Banking Corp. Ltd. Class H	55,960	20,708
China National Building Material Co. Ltd. Class H	44,000	27,063
China National Nuclear Power Co. Ltd. Class A	1,600	1,551
China Oilfield Services Ltd. Class H	8,000	8,259
China Overseas Land & Investment Ltd.	20,500	44,680
China Overseas Property Holdings Ltd.	20,000	20,136
China Pacific Insurance Group Co. Ltd. Class A	2,300	8,214
China Pacific Insurance Group Co. Ltd. Class H	9,000	23,256
China Petroleum & Chemical Corp. Class A	12,000	10,491
China Petroleum & Chemical Corp. Class H	180,395	105,660
China Power International Development Ltd.	18,000	6,615
China Railway Group Ltd. Class A	15,000	15,629
China Railway Group Ltd. Class H	46,000	30,347
China Resources Beer Holdings Co. Ltd.	4,092	26,944
China Resources Cement Holdings Ltd.	24,000	9,892
China Resources Gas Group Ltd.	2,900	9,918
China Resources Land Ltd.	10,444	44,246
China Resources Pharmaceutical Group Ltd. (c)	15,500	13,489
China Resources Power Holdings Co. Ltd.	4,267	9,638
China Shenhua Energy Co. Ltd. Class A	1,900	8,031
China Shenhua Energy Co. Ltd. Class H	16,000	48,899
China Southern Airlines Co. Ltd. Class H (b)(d)	18,000	10,152
China State Construction Engineering Corp. Ltd. Class A	13,000	10,257
China State Construction International Holdings Ltd.	2,000	2,279
China Taiping Insurance Holdings Co. Ltd.	15,410	16,007
China Tourism Group Duty Free Corp. Ltd. Class A	1,800	27,348
China Tower Corp. Ltd. Class H (c)	980,000	108,797
Security Description	Shares	Value
China Traditional Chinese Medicine Holdings Co. Ltd.	4,000	$1,863
China United Network Communications Ltd. Class A	67,800	44,735
China Vanke Co. Ltd. Class A	1,900	3,662
China Vanke Co. Ltd. Class H	10,292	13,816
China Yangtze Power Co. Ltd. Class A	36,100	109,469
China Zhenhua Group Science & Technology Co. Ltd. Class A	1,100	14,493
China Zheshang Bank Co. Ltd. Class A	32,890	11,936
Chongqing Brewery Co. Ltd. Class A	800	10,135
Chongqing Zhifei Biological Products Co. Ltd. Class A	5,400	32,809
Chow Tai Fook Jewellery Group Ltd.	11,800	21,201
CITIC Ltd.	40,000	47,725
CITIC Securities Co. Ltd. Class H	6,300	11,416
CMOC Group Ltd. Class H	6,000	3,139
COSCO SHIPPING Holdings Co. Ltd. Class A	4,400	5,685
COSCO SHIPPING Holdings Co. Ltd. Class H	25,250	22,748
COSCO SHIPPING Ports Ltd. (d)	8,558	5,089
Country Garden Holdings Co. Ltd. (b)(d)	217,635	44,157
Country Garden Services Holdings Co. Ltd. (d)	3,000	3,874
CRRC Corp. Ltd. Class H	21,000	11,496
CSPC Pharmaceutical Group Ltd.	147,840	128,473
Daan Gene Co. Ltd. Class A	2,700	3,700
Dali Foods Group Co. Ltd. (c)	50,000	22,331
Daqo New Energy Corp. ADR (b)	987	39,184
Dongfeng Motor Group Co. Ltd. Class H	34,000	15,532
Ecovacs Robotics Co. Ltd. Class A	700	7,483
ENN Energy Holdings Ltd.	2,300	28,645
Far East Horizon Ltd. (d)	1,000	791
Focus Media Information Technology Co. Ltd. Class A	12,700	11,889
Foshan Haitian Flavouring & Food Co. Ltd. Class A	5,739	36,959
Fosun International Ltd.	9,000	6,179
Foxconn Industrial Internet Co. Ltd. Class A	4,300	14,895
Fuyao Glass Industry Group Co. Ltd. Class A	900	4,435
Fuyao Glass Industry Group Co. Ltd. Class H (c)	3,600	14,884

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Ganfeng Lithium Group Co. Ltd. Class A	2,600	$21,787
Ganfeng Lithium Group Co. Ltd. Class H (b)(c)(d)	6,000	39,124
GCL Technology Holdings Ltd. (d)	312,000	72,062
GDS Holdings Ltd. Class A (b)	368	502
Geely Automobile Holdings Ltd.	16,000	19,519
GF Securities Co. Ltd. Class H (b)	2,000	2,761
Great Wall Motor Co. Ltd. Class H (d)	7,000	8,012
Gree Electric Appliances, Inc. of Zhuhai Class A	4,300	21,580
Greentown Service Group Co. Ltd. (d)	10,000	4,785
Guangdong Haid Group Co. Ltd. Class A	4,500	28,974
Guangdong Investment Ltd.	26,000	22,428
Guangzhou Automobile Group Co. Ltd. Class H	23,200	13,825
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,700	11,832
Guangzhou Haige Communications Group, Inc. Co. Class A	1,200	1,706
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	1,000	10,378
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	1,400	12,863
H World Group Ltd. ADR (b)	42	1,629
Haidilao International Holding Ltd. (c)(d)	1,000	2,200
Haier Smart Home Co. Ltd. Class H	1,800	5,662
Hainan Airlines Holding Co. Ltd. Class A (b)	73,500	15,963
Haitong Securities Co. Ltd. Class H	8,400	5,145
Hangzhou First Applied Material Co. Ltd. Class A	1,568	8,016
Hangzhou Tigermed Consulting Co. Ltd. Class H (c)	900	5,128
Hansoh Pharmaceutical Group Co. Ltd. (c)	8,000	12,863
Henan Shuanghui Investment & Development Co. Ltd. Class A	4,500	15,149
Hengan International Group Co. Ltd.	6,374	26,841
Hesteel Co. Ltd. Class A	20,311	6,310
Hithink RoyalFlush Information Network Co. Ltd. Class A	700	16,866
Huadong Medicine Co. Ltd. Class A	960	5,723
Security Description	Shares	Value
Hualan Biological Engineering, Inc. Class A	4,740	$14,602
Huaneng Power International, Inc. Class A (b)	1,400	1,782
Huaneng Power International, Inc. Class H (b)(d)	18,000	11,255
Huatai Securities Co. Ltd. Class H (c)	3,643	4,500
Huaxia Bank Co. Ltd. Class A	28,000	20,823
Huayu Automotive Systems Co. Ltd. Class A	1,000	2,538
Hundsun Technologies, Inc. Class A	4,240	25,814
Iflytek Co. Ltd. Class A (b)	3,500	32,696
Imeik Technology Development Co. Ltd. Class A	400	24,465
Industrial & Commercial Bank of China Ltd. Class A	29,600	19,612
Industrial & Commercial Bank of China Ltd. Class H	651,448	347,479
Industrial Bank Co. Ltd. Class A	8,600	18,501
Ingenic Semiconductor Co. Ltd. Class A	1,300	15,781
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (b)	27,400	6,742
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	2,100	8,175
Inner Mongolia Yitai Coal Co. Ltd. Class B	10,600	14,490
Inspur Electronic Information Industry Co. Ltd. Class A	700	4,667
iQIYI, Inc. ADR (b)	367	1,960
JA Solar Technology Co. Ltd. Class A	2,800	16,050
Jafron Biomedical Co. Ltd. Class A	890	2,836
Jason Furniture Hangzhou Co. Ltd. Class A (b)	1,040	5,454
JD.com, Inc. Class A	5,412	91,436
Jiangsu Expressway Co. Ltd. Class H	38,000	35,010
Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,400	12,380
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	6,742	44,392
Jiangsu King's Luck Brewery JSC Ltd. Class A	1,800	13,064
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,100	19,861
Jiangxi Copper Co. Ltd. Class H	19,000	29,191
JiuGui Liquor Co. Ltd. Class A	600	7,435
Joinn Laboratories China Co. Ltd. Class A	1,564	8,793
Jointown Pharmaceutical Group Co. Ltd. Class A	6,258	8,929

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	1,100	$5,563
JOYY, Inc. ADR	157	4,821
Juewei Food Co. Ltd. Class A	500	2,553
KE Holdings, Inc. ADR (b)	714	10,603
Kingboard Holdings Ltd.	2,000	5,449
Kuaishou Technology (b)(c)	1,500	10,250
Kunlun Energy Co. Ltd.	12,000	9,433
Kweichow Moutai Co. Ltd. Class A	1,300	302,180
Lenovo Group Ltd.	142,915	148,995
Lepu Medical Technology Beijing Co. Ltd. Class A	1,000	3,108
Li Ning Co. Ltd.	2,000	10,757
Lingyi iTech Guangdong Co. Class A (b)	17,100	16,243
Longfor Group Holdings Ltd. (c)	7,000	17,007
LONGi Green Energy Technology Co. Ltd. Class A	1,260	4,966
Luxshare Precision Industry Co. Ltd. Class A	2,689	11,995
Luzhou Laojiao Co. Ltd. Class A	1,600	46,092
Meituan Class B (b)(c)	1,447	22,582
Metallurgical Corp. of China Ltd. Class A	13,400	7,313
Microport Scientific Corp. (b)	1,404	2,537
Muyuan Foods Co. Ltd. Class A (b)	1,500	8,691
NavInfo Co. Ltd. Class A (b)	3,200	5,094
NetEase, Inc.	1,435	27,943
New China Life Insurance Co. Ltd. Class H	8,500	22,398
New Oriental Education & Technology Group, Inc. (b)	2,330	9,143
Ningbo Deye Technology Co. Ltd. Class A	540	11,101
Ningxia Baofeng Energy Group Co. Ltd. Class A	2,700	4,680
NIO, Inc. ADR (b)	152	1,473
Nongfu Spring Co. Ltd. Class H (c)(d)	41,600	229,589
Oppein Home Group, Inc. Class A	480	6,321
Ovctek China, Inc. Class A	960	3,984
PDD Holdings, Inc. ADR (b)	6,520	450,793
People's Insurance Co. Group of China Ltd. Class H	355,000	128,653
Perfect World Co. Ltd. Class A	1,650	3,831
PetroChina Co. Ltd. Class A	19,600	20,126
PetroChina Co. Ltd. Class H	110,000	76,079
Pharmaron Beijing Co. Ltd. Class H (b)(c)	900	2,779
PICC Property & Casualty Co. Ltd. Class H	40,270	44,758
Ping An Bank Co. Ltd. Class A	900	1,389
Security Description	Shares	Value
Ping An Insurance Group Co. of China Ltd. Class A	1,900	$12,119
Ping An Insurance Group Co. of China Ltd. Class H	18,500	117,682
Poly Developments & Holdings Group Co. Ltd. Class A	1,000	1,791
Postal Savings Bank of China Co. Ltd. Class H (c)(d)	164,000	100,870
Power Construction Corp. of China Ltd. Class A	4,100	3,235
Qifu Technology, Inc. ADR	1,734	29,964
SAIC Motor Corp. Ltd. Class A	4,100	7,986
Sangfor Technologies, Inc. Class A (b)	900	14,011
SF Holding Co. Ltd. Class A	2,600	16,115
SG Micro Corp. Class A	780	8,806
Shaanxi Coal Industry Co. Ltd. Class A	12,600	31,505
Shandong Gold Mining Co. Ltd. Class A	5,652	18,242
Shandong Gold Mining Co. Ltd. Class H (c)	18,250	33,255
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,000	4,210
Shandong Nanshan Aluminum Co. Ltd. Class A	14,900	6,185
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	5,600	7,317
Shanghai Baosight Software Co. Ltd. Class A	1,632	11,399
Shanghai Baosight Software Co. Ltd. Class B	32,160	84,902
Shanghai Construction Group Co. Ltd. Class A	19,300	7,137
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (b)(d)	2,000	5,334
Shanghai Friendess Electronic Technology Corp. Ltd. Class A	164	4,251
Shanghai Fudan Microelectronics Group Co. Ltd. Class H	6,000	14,746
Shanghai International Airport Co. Ltd. Class A (b)	1,400	8,741
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	57,252	35,611
Shanghai M&G Stationery, Inc. Class A	2,300	14,113
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	12,600	24,954
Shanghai Pudong Development Bank Co. Ltd. Class A	29,424	29,283
Shanghai RAAS Blood Products Co. Ltd. Class A	7,300	7,536

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,660	$42,230
Shennan Circuits Co. Ltd. Class A	480	4,973
Shenzhen Energy Group Co. Ltd. Class A	3,540	3,207
Shenzhen Inovance Technology Co. Ltd. Class A	300	2,648
Shenzhen International Holdings Ltd.	5,863	5,162
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,800	74,179
Shenzhen Transsion Holdings Co. Ltd. Class A	871	17,600
Shenzhou International Group Holdings Ltd.	1,400	13,354
Shimao Group Holdings Ltd. (b)(e)	23,000	3,243
Sichuan Chuantou Energy Co. Ltd. Class A	12,699	26,272
Sichuan Swellfun Co. Ltd. Class A	1,500	12,163
Silergy Corp.	5,000	61,809
Sinopec Shanghai Petrochemical Co. Ltd. Class A	19,116	8,172
Sinopharm Group Co. Ltd. Class H	27,600	86,287
Smoore International Holdings Ltd. (c)(d)	4,000	4,063
Songcheng Performance Development Co. Ltd. Class A	6,540	11,148
Sunny Optical Technology Group Co. Ltd.	1,393	13,892
TAL Education Group ADR (b)	886	5,281
TCL Technology Group Corp. Class A (b)	10,420	5,643
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	5,250	23,959
Tencent Holdings Ltd.	5,478	231,798
Thunder Software Technology Co. Ltd. Class A	600	7,947
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	1,300	5,399
Tianshui Huatian Technology Co. Ltd. Class A	5,800	7,335
Tingyi Cayman Islands Holding Corp.	20,000	31,085
Toly Bread Co. Ltd. Class A	4,288	5,965
Tongling Nonferrous Metals Group Co. Ltd. Class A	12,200	4,847
Tongwei Co. Ltd. Class A	7,600	35,844
Topchoice Medical Corp. Class A (b)	200	2,663
Security Description	Shares	Value
Topsports International Holdings Ltd. (c)	19,000	$16,463
TravelSky Technology Ltd. Class H	7,000	11,880
Trip.com Group Ltd. (b)	684	23,793
Unigroup Guoxin Microelectronics Co. Ltd. Class A	979	12,549
Vipshop Holdings Ltd. ADR (b)	1,530	25,245
Walvax Biotechnology Co. Ltd. Class A	1,600	5,817
Wanhua Chemical Group Co. Ltd. Class A	1,000	12,075
Want Want China Holdings Ltd.	99,000	65,692
Weibo Corp. ADR	196	2,570
Weichai Power Co. Ltd. Class H	12,000	17,579
Wuliangye Yibin Co. Ltd. Class A	4,000	89,938
WuXi AppTec Co. Ltd. Class H (c)(d)	520	4,147
Wuxi Biologics Cayman, Inc. (b)(c)	1,000	4,792
Xiaomi Corp. Class B (b)(c)	31,000	42,406
Xinjiang Daqo New Energy Co. Ltd. Class A	5,534	30,771
Xinyi Solar Holdings Ltd.	3,501	4,043
Yadea Group Holdings Ltd. (c)	24,000	54,575
Yankuang Energy Group Co. Ltd. Class A	3,500	14,395
Yankuang Energy Group Co. Ltd. Class H (d)	24,000	68,754
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	400	1,382
Yealink Network Technology Corp. Ltd. Class A	4,970	23,959
Yihai International Holding Ltd. (b)	6,000	12,847
Yonyou Network Technology Co. Ltd. Class A	2,500	7,045
Yuexiu Property Co. Ltd.	11,960	13,903
Yum China Holdings, Inc.	855	48,307
Yunnan Baiyao Group Co. Ltd. Class A	1,440	10,388
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	600	23,618
Zhejiang Dahua Technology Co. Ltd. Class A	1,900	5,158
Zhejiang Dingli Machinery Co. Ltd. Class A (b)	700	5,389
Zhejiang Expressway Co. Ltd. Class H (d)	14,000	10,630
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,200	11,695
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	1,400	5,269

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Zhejiang Supor Co. Ltd. Class A	1,000	$6,873
Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,300	3,670
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (b)	900	4,161
Zhongji Innolight Co. Ltd. Class A	1,400	28,376
Zhongsheng Group Holdings Ltd.	4,500	17,198
Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,500	5,589
Zhuzhou Kibing Group Co. Ltd. Class A (b)	4,200	4,977
Zijin Mining Group Co. Ltd. Class A	10,100	15,786
Zijin Mining Group Co. Ltd. Class H	2,000	2,935
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	1,747	1,621
ZTE Corp. Class A	7,800	48,828
ZTE Corp. Class H (d)	3,280	13,142
ZTO Express Cayman, Inc. ADR	247	6,195
		9,722,359
COLOMBIA — 0.0% (a)
Bancolombia SA	610	4,528
Bancolombia SA ADR	212	5,656
Bancolombia SA Preference Shares	348	2,333
Interconexion Electrica SA ESP	1,156	4,676
		17,193
CZECH REPUBLIC — 0.3%
CEZ AS	2,918	120,596
Komercni Banka AS	52	1,586
Moneta Money Bank AS (c)	2,167	7,941
		130,123
EGYPT — 0.3%
Commercial International Bank Egypt SAE	15,453	25,505
Commercial International Bank Egypt SAE GDR	61,030	69,574
Eastern Co. SAE	28,548	19,716
		114,795
GREECE — 0.7%
Alpha Services & Holdings SA (b)	9,843	16,108
FF Group (b)(e)	491	—
Hellenic Telecommunications Organization SA	6,797	116,498
JUMBO SA	1,824	50,147
National Bank of Greece SA (b)	2,120	13,771
Security Description	Shares	Value
OPAP SA	4,030	$70,260
		266,784
HONG KONG — 0.2%
China Common Rich Renewable Energy Investments Ltd. (b)(e)	598,000	—
China Huishan Dairy Holdings Co. Ltd. (b)(e)	1,072,393	—
Nine Dragons Paper Holdings Ltd. (b)	18,000	11,094
Orient Overseas International Ltd. (d)	2,500	33,529
Sino Biopharmaceutical Ltd.	76,000	33,070
Yuexiu Real Estate Investment Trust (d)	741	158
		77,851
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	3,424	29,925
OTP Bank Nyrt	615	21,820
Richter Gedeon Nyrt	778	19,160
		70,905
INDIA — 17.7%
ABB India Ltd.	308	16,606
ACC Ltd. (b)	487	10,767
Adani Green Energy Ltd. (b)	238	2,744
Adani Ports & Special Economic Zone Ltd.	731	6,587
Ambuja Cements Ltd. (b)	746	3,873
Apollo Hospitals Enterprise Ltd.	159	9,881
Asian Paints Ltd.	7,221	295,935
Aurobindo Pharma Ltd.	597	5,293
Axis Bank Ltd.	3,752	45,162
Bajaj Auto Ltd.	2,217	126,787
Bajaj Finserv Ltd.	468	8,717
Balkrishna Industries Ltd.	285	8,235
Bandhan Bank Ltd. (b)(c)	1,324	3,906
Berger Paints India Ltd.	3,913	32,344
Bharat Electronics Ltd.	56,481	86,577
Bharat Forge Ltd.	143	1,459
Bharat Petroleum Corp. Ltd.	4,078	18,129
Bharti Airtel Ltd.	12,727	136,328
Britannia Industries Ltd.	2,618	160,347
CG Power & Industrial Solutions Ltd.	8,894	41,035
Cipla Ltd.	5,882	72,772
Coal India Ltd.	30,096	84,745
Colgate-Palmolive India Ltd.	2,660	54,736
Container Corp. Of India Ltd.	88	710
Dabur India Ltd.	20,291	141,715
Divi's Laboratories Ltd.	2,324	101,520
Dr Reddy's Laboratories Ltd.	76	4,780
Dr Reddy's Laboratories Ltd. ADR	1,064	67,149
Eicher Motors Ltd.	1,816	79,251
GAIL India Ltd. GDR	1,000	7,800

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Godrej Consumer Products Ltd. (b)	710	$9,356
Grasim Industries Ltd.	689	14,569
Havells India Ltd.	3,244	50,726
HCL Technologies Ltd.	23,268	336,939
HDFC Life Insurance Co. Ltd. (c)	1,597	12,677
Hero MotoCorp Ltd.	1,836	65,129
Hindalco Industries Ltd.	5,303	27,211
Hindustan Aeronautics Ltd.	1,171	54,135
Hindustan Petroleum Corp. Ltd.	7,361	24,572
Hindustan Unilever Ltd.	14,267	465,760
Housing Development Finance Corp. Ltd.	2,268	78,017
ICICI Bank Ltd.	272	3,099
ICICI Bank Ltd. ADR	2,174	50,176
ICICI Lombard General Insurance Co. Ltd. (c)	2,966	48,608
Indian Hotels Co. Ltd.	3,261	15,602
Indian Oil Corp. Ltd.	21,104	23,487
Indian Railway Catering & Tourism Corp. Ltd.	3,536	27,375
Indraprastha Gas Ltd.	4,936	28,481
Infosys Ltd.	27,846	453,316
Infosys Ltd. ADR (d)	22,237	357,349
ITC Ltd.	44,330	244,031
JSW Steel Ltd.	1,672	15,995
Jubilant Foodworks Ltd.	370	2,261
Kotak Mahindra Bank Ltd.	633	14,248
Larsen & Toubro Ltd.	49	1,479
Larsen & Toubro Ltd. GDR	667	20,077
LTIMindtree Ltd. (c)	1,325	83,942
Lupin Ltd.	3,041	33,464
Mahindra & Mahindra Ltd.	67	1,187
Mahindra & Mahindra Ltd. GDR	1,467	25,966
Marico Ltd.	19,831	128,349
Maruti Suzuki India Ltd.	220	26,252
Max Healthcare Institute Ltd. (b)	5,997	43,821
Mphasis Ltd.	1,443	33,334
MRF Ltd.	63	77,763
Nestle India Ltd.	786	219,353
NTPC Ltd.	13,075	30,147
Oil & Natural Gas Corp. Ltd.	12,059	23,563
Page Industries Ltd.	213	97,748
Petronet LNG Ltd.	11,972	32,500
Pidilite Industries Ltd.	4,914	155,567
Power Grid Corp. of India Ltd.	7,425	23,093
Reliance Industries Ltd.	1,754	54,526
Reliance Industries Ltd. GDR (c)	1,540	95,942
Samvardhana Motherson International Ltd.	1,542	1,611
SBI Life Insurance Co. Ltd. (c)	342	5,448
Shree Cement Ltd.	17	4,950
Security Description	Shares	Value
Shriram Finance Ltd.	238	$5,034
Siemens Ltd.	373	17,125
SRF Ltd.	1,803	50,318
State Bank of India GDR	355	24,885
Sun Pharmaceutical Industries Ltd.	5,964	76,451
Tata Consultancy Services Ltd.	19,931	802,293
Tata Elxsi Ltd.	551	50,968
Tata Motors Ltd. (b)	2,770	20,109
Tata Steel Ltd.	676	923
Tata Steel Ltd. GDR	3,086	41,198
Tech Mahindra Ltd.	12,176	167,843
Titan Co. Ltd.	6,296	233,897
Torrent Pharmaceuticals Ltd.	1,679	38,988
Tube Investments of India Ltd.	1,387	53,679
UltraTech Cement Ltd.	102	10,313
United Spirits Ltd. (b)	124	1,379
UPL Ltd.	1,324	11,097
Varun Beverages Ltd.	5,618	54,960
Vedanta Ltd.	2,937	9,951
Wipro Ltd.	15,967	75,742
Yes Bank Ltd. (b)	32,370	6,412
		7,032,656
INDONESIA — 2.3%
Adaro Energy Indonesia Tbk PT	258,800	38,494
Astra International Tbk PT	41,100	18,573
Bank Central Asia Tbk PT	876,725	535,070
Bank Mandiri Persero Tbk PT	75,000	26,013
Bank Negara Indonesia Persero Tbk PT	12,800	7,812
Bank Rakyat Indonesia Persero Tbk PT	107,949	39,061
Charoen Pokphand Indonesia Tbk PT (b)	15,000	5,278
Indah Kiat Pulp & Paper Tbk PT	10,000	5,669
Indofood Sukses Makmur Tbk PT	20,800	10,197
Kalbe Farma Tbk PT	288,500	39,448
Semen Indonesia Persero Tbk PT	8,312	3,368
Sumber Alfaria Trijaya Tbk PT	216,000	37,170
Telkom Indonesia Persero Tbk PT	288,575	76,992
Unilever Indonesia Tbk PT	140,900	40,036
United Tractors Tbk PT	24,500	38,035
		921,216
KUWAIT — 1.0%
Agility Public Warehousing Co. KSC (b)	5,786	11,728
Kuwait Finance House KSCP	31,944	77,431
Mobile Telecommunications Co. KSCP	74,294	125,213

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
National Bank of Kuwait SAKP	61,989	$188,579
		402,951
LUXEMBOURG — 0.0% (a)
Reinet Investments SCA	642	14,170
MALAYSIA — 1.9%
AMMB Holdings Bhd	12,400	9,617
Axiata Group Bhd	4,204	2,387
CELCOMDIGI Bhd	38,900	34,254
CIMB Group Holdings Bhd	26,132	28,330
Dialog Group Bhd	1,100	486
Genting Bhd	9,100	7,916
Genting Malaysia Bhd	7,900	4,164
Hong Leong Bank Bhd	16,020	65,075
Hong Leong Financial Group Bhd	900	3,405
IHH Healthcare Bhd	55,200	69,658
Inari Amertron Bhd	800	470
IOI Corp. Bhd	9,300	7,432
Kuala Lumpur Kepong Bhd	1,376	6,474
Malayan Banking Bhd	78,340	144,847
Malaysia Airports Holdings Bhd	1,207	1,779
Maxis Bhd	12,100	10,629
MISC Bhd	22,000	33,748
MR DIY Group M Bhd (c)	103,550	35,275
Nestle Malaysia Bhd	3,800	106,652
Petronas Chemicals Group Bhd	20,500	26,352
Petronas Dagangan Bhd	3,800	18,074
PPB Group Bhd	9,960	33,588
Public Bank Bhd	46,955	38,731
RHB Bank Bhd	5,224	6,077
Sime Darby Bhd	10,727	4,711
Sime Darby Plantation Bhd	4,367	3,883
Telekom Malaysia Bhd	4,359	4,585
Tenaga Nasional Bhd	24,200	46,922
Top Glove Corp. Bhd (b)	49,400	8,573
		764,094
MEXICO — 2.1%
America Movil SAB de CV	84,424	91,559
Arca Continental SAB de CV	330	3,385
Cemex SAB de CV Series CPO (b)	51,253	36,160
Coca-Cola Femsa SAB de CV	1,884	15,718
Fibra Uno Administracion SA de CV REIT	11,168	16,279
Fomento Economico Mexicano SAB de CV	2,511	27,749
Gruma SAB de CV Class B	937	15,012
Grupo Aeroportuario del Pacifico SAB de CV Class B	918	16,445
Grupo Aeroportuario del Sureste SAB de CV Class B	160	4,452
Grupo Bimbo SAB de CV Class A	684	3,655
Security Description	Shares	Value
Grupo Carso SAB de CV Series A1	727	$5,271
Grupo Financiero Banorte SAB de CV Class O	5,068	41,728
Grupo Financiero Inbursa SAB de CV Class O (b)	7,477	17,726
Grupo Mexico SAB de CV	5,859	28,153
Grupo Televisa SAB Series CPO	6,977	7,164
Industrias Penoles SAB de CV (b)	460	6,449
Kimberly-Clark de Mexico SAB de CV Class A	1,594	3,538
Orbia Advance Corp. SAB de CV	1,760	3,785
Promotora y Operadora de Infraestructura SAB de CV	178	1,780
Southern Copper Corp.	1,282	91,971
Wal-Mart de Mexico SAB de CV	95,411	376,737
		814,716
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR	4,035	29,657
Credicorp Ltd.	574	84,746
		114,403
PHILIPPINES — 0.7%
Aboitiz Equity Ventures, Inc.	12,210	12,033
ACEN Corp. (b)	1,860	182
Ayala Corp.	450	5,095
Ayala Land, Inc.	4,600	2,025
Bank of the Philippine Islands	32,727	64,506
BDO Unibank, Inc.	15,016	37,459
International Container Terminal Services, Inc.	12,510	46,188
JG Summit Holdings, Inc.	6,814	5,487
Jollibee Foods Corp.	4,410	19,110
Manila Electric Co.	8,320	50,493
Metropolitan Bank & Trust Co.	14,146	14,274
PLDT, Inc.	371	8,818
SM Investments Corp.	695	11,646
SM Prime Holdings, Inc.	9,900	5,892
		283,208
POLAND — 0.6%
Bank Polska Kasa Opieki SA	664	18,108
CD Projekt SA	97	3,697
Cyfrowy Polsat SA	1,385	5,628
Dino Polska SA (b)(c)	727	84,958
KGHM Polska Miedz SA	416	11,508
PGE Polska Grupa Energetyczna SA (b)	6,500	11,615
Polski Koncern Naftowy ORLEN SA	4,301	68,184

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Powszechna Kasa Oszczednosci Bank Polski SA	2,447	$21,772
Powszechny Zaklad Ubezpieczen SA	1,361	13,201
Santander Bank Polska SA (b)	99	9,479
		248,150
QATAR — 1.4%
Barwa Real Estate Co.	4,198	2,986
Commercial Bank PSQC	2,043	3,255
Dukhan Bank	33,910	36,425
Industries Qatar QSC	21,577	66,569
Masraf Al Rayan QSC	134,496	94,701
Mesaieed Petrochemical Holding Co.	5,919	3,090
Ooredoo QPSC	18,372	55,217
Qatar Electricity & Water Co. QSC	12,397	59,260
Qatar Fuel QSC	15,560	72,585
Qatar Islamic Bank SAQ	9,870	48,021
Qatar National Bank QPSC	26,951	114,172
		556,281
ROMANIA — 0.0% (a)
NEPI Rockcastle NV	762	4,456
RUSSIA — 0.0%
Alrosa PJSC (b)(e)	72,138	—
Gazprom PJSC ADR (b)(e)	50,071	—
Inter RAO UES PJSC (e)	435,055	—
LUKOIL PJSC (b)(e)	3,065	—
Magnit PJSC (b)(e)	498	—
MMC Norilsk Nickel PJSC ADR (b)(e)	1,589	—
Mobile TeleSystems PJSC ADR (b)(e)	2,361	—
Moscow Exchange MICEX-Rates PJSC (b)(e)	5,004	—
Novatek PJSC GDR (b)(e)	169	—
Novolipetsk Steel PJSC (b)(e)	6,756	—
Novolipetsk Steel PJSC GDR (b)(e)	2,685	—
PhosAgro PJSC (b)(e)	3	—
PhosAgro PJSC GDR (b)(e)	401	—
Polyus PJSC (b)(e)	81	—
Polyus PJSC GDR (b)(e)	1,392	—
Rosneft Oil Co. PJSC (b)(e)	15,529	—
Sberbank of Russia PJSC (b)(e)	57,120	—
Severstal PAO GDR (b)(e)	5,724	—
Surgutneftegas PJSC ADR (b)(e)(f)	9,158	—
Surgutneftegas PJSC Preference Shares ADR (b)(e)(f)	34,802	—
Tatneft PJSC ADR (b)(e)	1,514	—
TCS Group Holding PLC GDR (b)(e)	3,373	—
Security Description	Shares	Value
VTB Bank PJSC (b)(e)	32,335,040	$—
X5 Retail Group NV GDR (b)(e)	820	—
Yandex NV Class A (b)(e)	480	—
		—
SAUDI ARABIA — 6.2%
Advanced Petrochemical Co.	2,784	32,734
Al Rajhi Bank	8,094	157,534
Alinma Bank	4,188	37,406
Arab National Bank	2,022	14,205
Arabian Internet & Communications Services Co.	665	57,197
Bank AlBilad	1,212	12,505
Bank Al-Jazira	1,611	7,852
Banque Saudi Fransi	1,855	20,624
Bupa Arabia for Cooperative Insurance Co.	1,627	80,511
Dallah Healthcare Co.	338	15,121
Dar Al Arkan Real Estate Development Co. (b)	15,072	61,643
Dr Sulaiman Al Habib Medical Services Group Co.	1,451	110,720
Elm Co.	508	78,827
Emaar Economic City (b)	12,105	30,208
Etihad Etisalat Co.	11,556	147,581
Jarir Marketing Co.	37,240	164,222
Mobile Telecommunications Co. Saudi Arabia (b)	19,129	72,218
Mouwasat Medical Services Co.	649	41,874
Nahdi Medical Co.	731	33,132
National Industrialization Co. Class C (b)	740	2,944
Rabigh Refining & Petrochemical Co. (b)	1,234	3,783
Riyad Bank	2,021	18,132
SABIC Agri-Nutrients Co.	5,861	202,518
Sahara International Petrochemical Co.	574	5,639
Saudi Arabian Mining Co. (b)	993	11,172
Saudi Arabian Oil Co. (c)	54,692	470,263
Saudi Awwal Bank	2,187	22,245
Saudi Basic Industries Corp.	5,343	125,644
Saudi Electricity Co.	12,163	73,094
Saudi Kayan Petrochemical Co. (b)	1,079	3,976
Saudi National Bank	5,710	56,024
Saudi Research & Media Group (b)	121	6,091
Saudi Tadawul Group Holding Co.	43	2,158
Saudi Telecom Co.	19,731	228,837
Savola Group	1,497	16,624

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Yanbu National Petrochemical Co.	1,737	$21,975
		2,447,233
SOUTH AFRICA — 2.0%
Absa Group Ltd.	1,368	12,159
African Rainbow Minerals Ltd.	1,905	20,068
Anglo American Platinum Ltd. (d)	1,341	60,426
Aspen Pharmacare Holdings Ltd.	860	8,359
Bid Corp. Ltd.	611	13,367
Bidvest Group Ltd.	991	13,725
Capitec Bank Holdings Ltd.	1,252	103,906
Clicks Group Ltd.	4,423	61,176
Discovery Ltd. (b)	763	5,891
Exxaro Resources Ltd.	5,324	46,295
FirstRand Ltd.	10,178	36,906
Gold Fields Ltd.	1,140	15,789
Growthpoint Properties Ltd. REIT	5,194	3,206
Harmony Gold Mining Co. Ltd.	855	3,587
Impala Platinum Holdings Ltd. (d)	13,573	90,040
Kumba Iron Ore Ltd.	1,174	27,502
Mr Price Group Ltd. (d)	4,682	35,738
MTN Group Ltd.	3,645	26,655
MultiChoice Group	231	1,168
Naspers Ltd. Class N	175	31,487
Nedbank Group Ltd.	1,485	17,968
Old Mutual Ltd.	20,941	13,435
Remgro Ltd.	1,426	11,100
Sanlam Ltd.	4,420	13,652
Sasol Ltd.	1,301	16,064
Shoprite Holdings Ltd.	1,157	13,817
Sibanye Stillwater Ltd.	17,065	26,196
Standard Bank Group Ltd.	3,675	34,540
Vodacom Group Ltd.	1,215	7,538
Woolworths Holdings Ltd.	2,964	11,195
		782,955
SOUTH KOREA — 8.2%
Amorepacific Corp.	49	3,629
BGF retail Co. Ltd.	187	24,822
Celltrion Healthcare Co. Ltd.	221	10,986
Celltrion, Inc.	136	15,781
CJ CheilJedang Corp.	66	13,499
CJ Corp.	187	9,693
Coway Co. Ltd.	1,450	48,365
DB Insurance Co. Ltd.	474	26,836
Doosan Bobcat, Inc.	108	4,811
Doosan Enerbility Co. Ltd. (b)	357	4,907
E-MART, Inc.	221	12,898
F&F Co. Ltd.	242	21,966
GS Holdings Corp.	376	10,458
Hana Financial Group, Inc.	2,657	79,046
Security Description	Shares	Value
Hankook Tire & Technology Co. Ltd.	348	$9,085
Hanmi Pharm Co. Ltd.	7	1,639
Hanwha Solutions Corp. (b)	342	10,979
HD Hyundai Co. Ltd.	691	31,413
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	129	11,406
HLB, Inc. (b)	38	937
HMM Co. Ltd.	3,444	49,269
Hotel Shilla Co. Ltd.	1,267	70,579
Hyundai Engineering & Construction Co. Ltd.	382	11,046
Hyundai Glovis Co. Ltd.	75	11,253
Hyundai Mobis Co. Ltd.	283	49,936
Hyundai Motor Co.	556	87,135
Hyundai Motor Co. GDR	178	7,316
Hyundai Motor Co. Preference Shares (f)	275	22,895
Hyundai Motor Co. Preference Shares (f)	166	13,707
Hyundai Steel Co.	550	14,088
Industrial Bank of Korea	2,179	17,099
Kakao Corp.	299	11,142
Kangwon Land, Inc.	2,390	31,524
KB Financial Group, Inc.	633	22,939
KB Financial Group, Inc. ADR	2,172	79,061
Kia Corp.	1,137	76,367
Korea Aerospace Industries Ltd.	126	5,097
Korea Electric Power Corp. (b)	2,366	36,990
Korea Electric Power Corp. ADR (b)	3,332	25,823
Korea Investment Holdings Co. Ltd.	129	5,052
Korea Zinc Co. Ltd.	10	3,700
Korean Air Lines Co. Ltd.	469	8,667
Krafton, Inc. (b)	60	8,870
KT&G Corp.	1,647	103,496
Kumho Petrochemical Co. Ltd.	201	20,243
LG Chem Ltd.	98	49,608
LG Corp.	208	13,891
LG Display Co. Ltd. (b)	1,138	13,611
LG Display Co. Ltd. ADR (b)	1,333	8,078
LG Electronics, Inc.	631	60,674
LG H&H Co. Ltd.	43	14,979
LG Innotek Co. Ltd.	214	50,266
LG Uplus Corp.	4,393	35,773
Lotte Chemical Corp.	125	14,666
Mirae Asset Securities Co. Ltd.	2,255	12,373
NAVER Corp.	296	41,065
NCSoft Corp.	51	11,418
Netmarble Corp. (b)(c)	187	6,968
NH Investment & Securities Co. Ltd. Class C	479	3,472
Orion Corp.	396	36,064
Pan Ocean Co. Ltd.	2,482	9,757

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Pearl Abyss Corp. (b)	93	$3,713
POSCO Holdings, Inc.	220	64,782
POSCO Holdings, Inc. ADR	743	54,945
Samsung Biologics Co. Ltd. (b)(c)	147	83,002
Samsung C&T Corp.	280	22,461
Samsung Electro-Mechanics Co. Ltd.	129	14,147
Samsung Electronics Co. Ltd.	12,958	710,027
Samsung Electronics Co. Ltd. Preference Shares	3,961	178,864
Samsung Engineering Co. Ltd. (b)	318	6,830
Samsung Fire & Marine Insurance Co. Ltd.	188	32,816
Samsung Heavy Industries Co. Ltd. (b)	1,611	8,155
Samsung Life Insurance Co. Ltd.	349	17,825
Samsung SDI Co. Ltd.	60	30,463
Samsung SDS Co. Ltd.	712	66,410
Samsung Securities Co. Ltd.	238	6,502
Shinhan Financial Group Co. Ltd.	668	17,237
Shinhan Financial Group Co. Ltd. ADR	2,624	68,381
SK Bioscience Co. Ltd. (b)	66	3,982
SK Hynix, Inc.	2,177	190,332
SK Innovation Co. Ltd. (b)	236	28,388
SK Square Co. Ltd. (b)	303	10,176
SK, Inc.	323	36,451
S-Oil Corp.	157	7,947
Woori Financial Group, Inc.	4,250	38,028
Yuhan Corp.	1,037	47,535
		3,278,512
TAIWAN — 16.7%
Accton Technology Corp.	11,000	123,264
Acer, Inc.	11,258	11,332
Advantech Co. Ltd.	13,838	181,947
ASE Technology Holding Co. Ltd.	10,124	35,920
Asia Cement Corp.	10,200	14,541
Asustek Computer, Inc.	11,000	111,079
AUO Corp.	23,600	14,094
Catcher Technology Co. Ltd.	2,000	11,270
Cathay Financial Holding Co. Ltd.	33,179	45,969
Chailease Holding Co. Ltd. (b)	1,802	11,803
Chang Hwa Commercial Bank Ltd.	13,484	8,075
Cheng Shin Rubber Industry Co. Ltd.	6,000	7,735
China Development Financial Holding Corp. (b)	62,300	24,804
China Steel Corp.	44,440	41,951
Chunghwa Telecom Co. Ltd.	51,540	192,792
Compal Electronics, Inc.	137,000	128,666
Security Description	Shares	Value
CTBC Financial Holding Co. Ltd.	48,900	$39,017
Delta Electronics, Inc.	3,623	40,075
E Ink Holdings, Inc.	11,000	79,468
E.Sun Financial Holding Co. Ltd.	96,701	80,883
Eclat Textile Co. Ltd.	3,379	54,193
eMemory Technology, Inc.	1,000	70,960
Evergreen Marine Corp. Taiwan Ltd.	8,626	25,896
Far Eastern New Century Corp.	8,560	9,194
Far EasTone Telecommunications Co. Ltd.	64,449	162,651
Feng TAY Enterprise Co. Ltd.	7,176	45,276
First Financial Holding Co. Ltd.	236,665	210,111
Formosa Chemicals & Fibre Corp.	10,000	21,545
Formosa Petrochemical Corp.	13,000	35,188
Formosa Plastics Corp.	16,000	44,027
Fubon Financial Holding Co. Ltd.	17,670	34,495
Giant Manufacturing Co. Ltd.	1,036	7,651
Global Unichip Corp.	2,000	103,068
Globalwafers Co. Ltd.	2,000	31,916
Hon Hai Precision Industry Co. Ltd.	66,730	242,113
Hua Nan Financial Holdings Co. Ltd. Class C	246,116	175,433
Innolux Corp.	37,069	18,151
Inventec Corp.	75,000	104,031
Lite-On Technology Corp.	32,952	109,507
MediaTek, Inc.	22,877	505,366
Mega Financial Holding Co. Ltd.	66,048	81,011
Micro-Star International Co. Ltd.	11,000	62,338
momo.com, Inc.	1,200	26,509
Nan Ya Plastics Corp.	12,000	27,934
Nanya Technology Corp.	3,000	6,820
Nien Made Enterprise Co. Ltd.	3,000	32,991
Novatek Microelectronics Corp.	11,000	150,637
Pegatron Corp.	15,000	36,026
PharmaEssentia Corp. (b)	1,000	10,901
Pou Chen Corp.	12,000	12,137
President Chain Store Corp.	21,000	190,483
Quanta Computer, Inc.	19,000	92,729
Realtek Semiconductor Corp.	8,000	99,536
Ruentex Development Co. Ltd.	6,632	7,655
Shanghai Commercial & Savings Bank Ltd.	13,295	19,380
Shin Kong Financial Holding Co. Ltd. (b)	74,657	21,334
SinoPac Financial Holdings Co. Ltd.	39,772	22,156
Synnex Technology International Corp.	28,900	53,820

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Taishin Financial Holding Co. Ltd.	17,882	$10,852
Taiwan Business Bank	55,000	25,165
Taiwan Cement Corp.	27,019	33,010
Taiwan Cooperative Financial Holding Co. Ltd.	219,750	197,916
Taiwan High Speed Rail Corp.	37,000	38,195
Taiwan Mobile Co. Ltd.	59,542	182,768
Taiwan Semiconductor Manufacturing Co. Ltd.	64,495	1,192,799
Unimicron Technology Corp.	22,000	124,324
Uni-President Enterprises Corp.	30,164	73,898
United Microelectronics Corp.	165,000	256,947
Vanguard International Semiconductor Corp.	19,000	53,685
Voltronic Power Technology Corp.	1,000	63,093
Wan Hai Lines Ltd.	10,100	19,133
Win Semiconductors Corp.	1,000	5,266
Winbond Electronics Corp. (b)	3,000	2,644
Wistron Corp.	10,000	29,154
Wiwynn Corp.	1,000	45,594
WPG Holdings Ltd.	34,280	60,207
Yageo Corp.	953	15,040
Yang Ming Marine Transport Corp. (b)	15,000	30,342
Yuanta Financial Holding Co. Ltd.	27,676	20,527
Zhen Ding Technology Holding Ltd.	3,000	10,114
		6,660,527
THAILAND — 2.8%
Advanced Info Service PCL	29,722	179,397
Airports of Thailand PCL (b)	26,200	53,205
Airports of Thailand PCL NVDR (b)	51,170	103,913
Asset World Corp. PCL	132,700	18,489
Bangkok Dusit Medical Services PCL Class F	114,392	89,533
Bangkok Expressway & Metro PCL	80,180	19,335
Banpu PCL	62,500	15,601
Berli Jucker PCL NVDR	900	882
BTS Group Holdings PCL	60,043	12,617
Bumrungrad Hospital PCL	10,664	67,975
Carabao Group PCL Class F	1,700	3,141
Central Pattana PCL	7,368	13,612
Central Retail Corp. PCL	21,734	23,907
Central Retail Corp. PCL NVDR	5,163	5,679
Charoen Pokphand Foods PCL	15,386	8,549
CP ALL PCL	14,461	25,492
Delta Electronics Thailand PCL	43,200	112,097
Electricity Generating PCL	1,909	7,027
Energy Absolute PCL	900	1,447
Security Description	Shares	Value
Energy Absolute PCL NVDR	1,900	$3,055
Home Product Center PCL	179,774	70,987
Indorama Ventures PCL	1,400	1,352
Indorama Ventures PCL NVDR	4,700	4,540
Intouch Holdings PCL Class F	52,302	109,162
Krung Thai Bank PCL	23,968	13,115
Land & Houses PCL	12,600	3,003
Minor International PCL	885	855
Minor International PCL NVDR	2,461	2,377
Osotspa PCL	6,800	5,706
PTT Exploration & Production PCL	1,628	6,888
PTT Global Chemical PCL	10,862	11,412
PTT Oil & Retail Business PCL	44,000	26,309
PTT PCL	35,160	33,221
Ratch Group PCL	2,950	2,975
SCB X PCL	2,875	8,636
Siam Cement PCL	1,824	16,565
Siam Cement PCL NVDR	1,200	10,898
Thai Oil PCL	5,879	7,337
True Corp. PCL	16,265	3,005
		1,103,296
TURKEY — 0.8%
Akbank TAS	12,396	9,605
Aselsan Elektronik Sanayi Ve Ticaret AS	12,171	25,420
BIM Birlesik Magazalar AS	8,678	56,755
Eregli Demir ve Celik Fabrikalari TAS (b)	3,850	5,423
Ford Otomotiv Sanayi AS	1,108	32,343
Haci Omer Sabanci Holding AS	15,074	26,609
Hektas Ticaret TAS (b)	11,111	12,897
KOC Holding AS	3,958	15,744
Koza Altin Isletmeleri AS	14,423	13,720
Sasa Polyester Sanayi AS (b)	5,639	12,318
Tofas Turk Otomobil Fabrikasi AS	1,645	15,933
Turk Hava Yollari AO (b)	1,727	12,832
Turkcell Iletisim Hizmetleri AS	4,589	6,390
Turkiye Is Bankasi AS Class C	19,908	10,737
Turkiye Petrol Rafinerileri AS	1,629	4,955
Turkiye Sise ve Cam Fabrikalari AS	22,175	37,817
		299,498
UNITED ARAB EMIRATES — 2.2%
Abu Dhabi Commercial Bank PJSC	10,211	22,546
Abu Dhabi National Oil Co. for Distribution PJSC	171,679	182,287
Aldar Properties PJSC	79,093	109,605
Americana Restaurants International PLC	156,173	179,854
Dubai Islamic Bank PJSC	72,986	108,692
Emaar Properties PJSC	10,461	18,256
Emirates NBD Bank PJSC	9,228	37,308

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Emirates Telecommunications Group Co. PJSC	17,148	$104,577
First Abu Dhabi Bank PJSC	22,703	84,308
Multiply Group PJSC (b)	45,790	39,394
		886,827
UNITED STATES — 0.2%
JBS SA	6,726	24,344
Legend Biotech Corp. ADR (b)	232	16,015
Parade Technologies Ltd.	1,000	34,516
		74,875
TOTAL COMMON STOCKS (Cost $38,725,215)		39,442,876

SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (g)(h)	105,797	105,818
State Street Navigator Securities Lending Portfolio II (i)(j)	726,398	726,398
TOTAL SHORT-TERM INVESTMENTS (Cost $832,216)		832,216
TOTAL INVESTMENTS — 101.2% (Cost $39,557,431)		40,275,092
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(476,536)
NET ASSETS — 100.0%		$39,798,556

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.6% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	All or a portion of the shares of the security are on loan at June 30, 2023.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the security is $5,720, representing less than 0.05% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$36,017,971	$3,419,185	$5,720	$39,442,876
Short-Term Investments	832,216	—	—	832,216
TOTAL INVESTMENTS	$36,850,187	$3,419,185	$5,720	$40,275,092
Sector Breakdown as of June 30, 2023

% of Net Assets
Information Technology	23.2%
Financials	20.0
Consumer Staples	10.9
Consumer Discretionary	10.1
Materials	8.8
Communication Services	7.0
Energy	5.3
Industrials	5.2
Health Care	4.6
Utilities	2.6
Real Estate	1.4
See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

% of Net Assets
Short-Term Investments	2.1%
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	232,669	$232,715	$2,985,179	$3,111,969	$(86)	$(21)	105,797	$105,818	$4,874
State Street Navigator Securities Lending Portfolio II	355,219	355,219	9,046,118	8,674,939	—	—	726,398	726,398	3,410
Total		$587,934	$12,031,297	$11,786,908	$(86)	$(21)		$832,216	$8,284
See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 2.0%
Ampol Ltd.	392	$7,812
ANZ Group Holdings Ltd.	3,273	51,656
APA Group Stapled Security	1,091	7,037
Aristocrat Leisure Ltd.	371	9,547
ASX Ltd.	410	17,194
Aurizon Holdings Ltd.	4,868	12,702
BHP Group Ltd.	11,828	354,220
BlueScope Steel Ltd.	860	11,764
Brambles Ltd.	977	9,371
Cochlear Ltd.	91	13,876
Coles Group Ltd.	1,442	17,681
Commonwealth Bank of Australia	1,175	78,425
Computershare Ltd.	664	10,334
Dexus REIT	1,076	5,587
Endeavour Group Ltd.	1,134	4,763
Flutter Entertainment PLC (a)	32	6,433
Fortescue Metals Group Ltd. (b)	4,799	70,853
Glencore PLC	32,187	181,894
Goodman Group REIT	1,466	19,585
GPT Group REIT	518	1,427
Macquarie Group Ltd.	123	14,543
Medibank Pvt Ltd.	3,182	7,456
Mirvac Group REIT	2,031	3,055
National Australia Bank Ltd.	2,757	48,394
Newcrest Mining Ltd.	637	11,203
Orica Ltd.	1,105	10,908
QBE Insurance Group Ltd.	130	1,356
Ramsay Health Care Ltd.	162	6,070
REA Group Ltd.	152	14,472
Rio Tinto Ltd.	982	74,969
Rio Tinto PLC	2,982	189,009
Santos Ltd.	3,469	17,365
Scentre Group REIT	1,200	2,117
Sonic Healthcare Ltd.	878	20,789
South32 Ltd.	5,508	13,786
Stockland REIT	931	2,497
Suncorp Group Ltd.	1,054	9,465
Telstra Group Ltd.	6,366	18,221
Transurban Group Stapled Security	870	8,252
Treasury Wine Estates Ltd.	923	6,900
Washington H Soul Pattinson & Co. Ltd. (b)	909	19,229
Wesfarmers Ltd.	3,353	110,123
Westpac Banking Corp. (b)	4,299	61,067
Woodside Energy Group Ltd.	4,772	109,398
Woolworths Group Ltd.	896	23,696
		1,696,501
AUSTRIA — 0.1%
Erste Group Bank AG	551	19,291
Mondi PLC	502	7,652
OMV AG	363	15,382
Security Description	Shares	Value
Verbund AG	85	$6,811
voestalpine AG	39	1,400
		50,536
BELGIUM — 0.2%
Ageas SA	280	11,336
Anheuser-Busch InBev SA	389	21,997
Elia Group SA	68	8,628
Groupe Bruxelles Lambert NV	96	7,558
KBC Group NV	222	15,482
Sofina SA (b)	51	10,555
Solvay SA	20	2,232
UCB SA	743	65,822
Umicore SA	166	4,634
		148,244
BRAZIL — 0.0% (c)
Wheaton Precious Metals Corp.	621	26,886
Yara International ASA	39	1,380
		28,266
CANADA — 3.5%
Agnico Eagle Mines Ltd.	354	17,697
Algonquin Power & Utilities Corp. (b)	948	7,845
Alimentation Couche-Tard, Inc.	1,582	81,213
AltaGas Ltd. (b)	498	8,957
ARC Resources Ltd. (b)	1,731	23,115
Bank of Montreal (b)	567	51,265
Bank of Nova Scotia	1,263	63,262
Barrick Gold Corp.	4,231	71,654
BCE, Inc. (b)	1,047	47,790
Brookfield Asset Management Ltd. Class A (b)	183	5,980
Brookfield Corp.	929	31,312
Cameco Corp. (b)	126	3,951
Canadian Apartment Properties REIT	100	3,844
Canadian Imperial Bank of Commerce (b)	862	36,845
Canadian National Railway Co.	1,050	127,293
Canadian Natural Resources Ltd. (b)	618	34,785
Canadian Pacific Kansas City Ltd. (b)	427	34,528
Canadian Utilities Ltd. Class A (b)	388	10,060
Cenovus Energy, Inc. (b)	3,115	52,966
CGI, Inc. (a)	2,391	252,426
Constellation Software, Inc. (b)	57	118,233
Dollarama, Inc.	242	16,408
Emera, Inc. (b)	256	10,555
Empire Co. Ltd. Class A (b)	792	22,523
Enbridge, Inc.	1,241	46,179
Fairfax Financial Holdings Ltd.	47	35,245
Fortis, Inc. (b)	437	18,854
Franco-Nevada Corp. (b)	1,778	253,697
George Weston Ltd.	150	17,754

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Great-West Lifeco, Inc. (b)	574	$16,688
Hydro One Ltd. (b)(d)	3,583	102,487
iA Financial Corp., Inc. (b)	199	13,572
Imperial Oil Ltd. (b)	170	8,708
Intact Financial Corp. (b)	1,077	166,476
Keyera Corp. (b)	402	9,281
Kinross Gold Corp.	2,130	10,173
Loblaw Cos. Ltd. (b)	735	67,365
Magna International, Inc. (b)	402	22,721
Manulife Financial Corp. (b)	2,009	38,017
Metro, Inc.	682	38,562
National Bank of Canada	199	14,843
Northland Power, Inc.	300	6,264
Nutrien Ltd. (b)	501	29,611
Open Text Corp. (b)	446	18,571
Pan American Silver Corp. (b)	416	6,067
Parkland Corp. (b)	310	7,731
Pembina Pipeline Corp. (b)	606	19,074
Power Corp. of Canada (b)	722	19,457
Quebecor, Inc. Class B (b)	288	7,106
RB Global, Inc.	100	6,008
RioCan Real Estate Investment Trust	638	9,296
Rogers Communications, Inc. Class B	840	38,367
Royal Bank of Canada	1,114	106,513
Shopify, Inc. Class A (a)(b)	85	5,500
Sun Life Financial, Inc. (b)	160	8,350
Suncor Energy, Inc. (b)	1,297	38,089
TC Energy Corp.	618	25,005
Teck Resources Ltd. Class B (b)	375	15,796
TELUS Corp. (b)(e)	4,119	80,248
TELUS Corp. (a)(e)	148	2,883
TFI International, Inc.	100	11,406
Thomson Reuters Corp.	1,565	211,537
TMX Group Ltd.	200	4,506
Toronto-Dominion Bank	2,847	176,661
Tourmaline Oil Corp. (b)	760	35,851
West Fraser Timber Co. Ltd. (b)	110	9,461
		2,914,487
CHILE — 0.0% (c)
Lundin Mining Corp. (b)	210	1,647
CHINA — 0.1%
BOC Hong Kong Holdings Ltd.	17,500	53,483
NXP Semiconductors NV	103	21,082
Prosus NV (a)	183	13,399
SITC International Holdings Co. Ltd.	6,000	10,949
Wilmar International Ltd.	2,500	7,019
Xinyi Glass Holdings Ltd.	5,000	7,784
		113,716
DENMARK — 1.4%
AP Moller - Maersk AS Class A	34	59,184
AP Moller - Maersk AS Class B	11	19,301
Carlsberg AS Class B	157	25,086
Security Description	Shares	Value
Coloplast AS Class B	281	$35,129
Danske Bank AS (a)	1,251	30,428
DSV AS	246	51,652
Genmab AS (a)	84	31,754
Novo Nordisk AS Class B	4,743	764,039
Novozymes AS Class B	592	27,575
Orsted AS (d)	89	8,409
Pandora AS	230	20,530
ROCKWOOL AS Class B	29	7,491
Tryg AS	1,498	32,408
Vestas Wind Systems AS (a)	450	11,965
		1,124,951
FINLAND — 0.4%
Elisa Oyj	1,877	100,220
Fortum Oyj	817	10,932
Kone Oyj Class B	1,150	60,010
Neste Oyj	757	29,121
Nokia Oyj (e)	5,397	22,584
Nokia Oyj (e)	2,316	9,657
Nordea Bank Abp	1,939	21,057
Orion Oyj Class B	225	9,333
Sampo Oyj Class A	1,903	85,372
Stora Enso Oyj Class R	517	5,993
UPM-Kymmene Oyj	406	12,079
Wartsila OYJ Abp	369	4,153
		370,511
FRANCE — 2.1%
Air Liquide SA	378	67,716
Airbus SE	203	29,314
Alstom SA (b)	352	10,492
Arkema SA	25	2,354
AXA SA	2,187	64,482
BioMerieux	102	10,696
BNP Paribas SA	1,983	124,875
Bollore SE	4,826	30,064
Bouygues SA	447	15,001
Capgemini SE	70	13,254
Carrefour SA	1,245	23,573
Cie de Saint-Gobain	551	33,502
Cie Generale des Etablissements Michelin SCA	700	20,666
Credit Agricole SA	2,591	30,733
Danone SA	466	28,542
Dassault Aviation SA	64	12,806
Dassault Systemes SE	114	5,053
Eiffage SA	23	2,398
Engie SA	2,029	33,709
EssilorLuxottica SA	91	17,136
Eurazeo SE	90	6,328
Gecina SA REIT	5	532
Getlink SE	185	3,145
Hermes International	57	123,752
Kering SA	89	49,093
Klepierre SA REIT	289	7,164
Legrand SA	31	3,071

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
L'Oreal SA	424	$197,570
LVMH Moet Hennessy Louis Vuitton SE	79	74,381
Orange SA	22,016	257,056
Pernod Ricard SA	122	26,940
Publicis Groupe SA	71	5,693
Renault SA	741	31,189
Safran SA	102	15,965
Sartorius Stedim Biotech	69	17,216
Societe Generale SA	2,263	58,761
Sodexo SA	9	990
Teleperformance	13	2,176
Thales SA	62	9,280
TotalEnergies SE	2,417	138,572
Unibail-Rodamco-Westfield REIT (a)(b)	181	9,508
Valeo SA	310	6,639
Veolia Environnement SA	725	22,899
Vinci SA	288	33,425
Vivendi SE	2,686	24,633
Worldline SA (a)(d)	209	7,639
		1,709,983
GERMANY — 2.0%
adidas AG	89	17,262
Allianz SE	383	89,086
BASF SE	948	45,994
Bayer AG	795	43,948
Bayerische Motoren Werke AG	563	69,114
Bayerische Motoren Werke AG Preference Shares	109	12,391
Beiersdorf AG	151	19,975
Brenntag SE	178	13,866
Commerzbank AG	2,552	28,260
Continental AG	251	18,922
Covestro AG (a)(d)	184	9,551
Daimler Truck Holding AG	774	27,866
Deutsche Bank AG	4,294	45,058
Deutsche Boerse AG	78	14,390
Deutsche Lufthansa AG (a)	847	8,667
Deutsche Post AG	1,047	51,094
Deutsche Telekom AG	18,338	399,655
E.ON SE	2,140	27,270
Fresenius Medical Care AG & Co. KGaA	305	14,565
Fresenius SE & Co. KGaA	531	14,697
Hannover Rueck SE	18	3,817
Heidelberg Materials AG	191	15,670
HelloFresh SE (a)	122	3,008
Henkel AG & Co. KGaA Preference Shares	164	13,108
Infineon Technologies AG	777	32,031
Knorr-Bremse AG	194	14,812
LEG Immobilien SE (a)	29	1,665
Mercedes-Benz Group AG	1,441	115,819
Merck KGaA	69	11,409
MTU Aero Engines AG	41	10,619
Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	168	$62,978
Nemetschek SE	23	1,722
Porsche Automobil Holding SE Preference Shares (a)	282	16,971
Rational AG	8	5,787
Rheinmetall AG	5	1,368
RWE AG	515	22,402
SAP SE	421	57,478
Sartorius AG Preference Shares	22	7,611
Siemens AG	410	68,233
Siemens Energy AG (a)	216	3,813
Siemens Healthineers AG (d)	207	11,712
Symrise AG	640	67,045
Telefonica Deutschland Holding AG	13,339	37,503
Volkswagen AG	38	6,339
Volkswagen AG Preference Shares	787	105,558
Vonovia SE	705	13,764
Zalando SE (a)(d)	214	6,154
		1,690,027
HONG KONG — 1.0%
AIA Group Ltd.	5,000	50,468
CK Asset Holdings Ltd.	1,678	9,293
CK Infrastructure Holdings Ltd.	500	2,645
CLP Holdings Ltd.	9,500	73,827
Hang Seng Bank Ltd.	7,500	106,711
Henderson Land Development Co. Ltd.	2,000	5,946
HKT Trust & HKT Ltd. Stapled Security	38,540	44,803
Hong Kong & China Gas Co. Ltd.	88,277	76,262
Hong Kong Exchanges & Clearing Ltd.	2,071	78,013
Hongkong Land Holdings Ltd.	2,600	10,140
Jardine Matheson Holdings Ltd.	1,600	81,040
Link REIT	13,710	76,103
MTR Corp. Ltd.	15,165	69,665
New World Development Co. Ltd.	4,330	10,653
Power Assets Holdings Ltd.	9,000	47,144
Prudential PLC	1,994	28,101
Sino Land Co. Ltd.	10,776	13,242
Sun Hung Kai Properties Ltd.	1,500	18,892
Swire Pacific Ltd. Class A	1,000	7,663
Techtronic Industries Co. Ltd.	2,500	27,164
WH Group Ltd. (d)	26,072	13,807
Wharf Real Estate Investment Co. Ltd.	2,000	9,992
		861,574
IRELAND — 0.1%
AerCap Holdings NV (a)	133	8,448
Bank of Ireland Group PLC	809	7,712

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
CRH PLC	459	$25,289
Kerry Group PLC Class A	198	19,308
Kingspan Group PLC	345	22,923
Smurfit Kappa Group PLC	248	8,260
		91,940
ISRAEL — 0.3%
Azrieli Group Ltd.	215	12,051
Bank Hapoalim BM	2,533	20,736
Bank Leumi Le-Israel BM	4,704	34,973
Check Point Software Technologies Ltd. (a)	324	40,701
Elbit Systems Ltd.	26	5,409
ICL Group Ltd.	6,750	36,561
Israel Discount Bank Ltd. Class A	2,783	13,799
Mizrahi Tefahot Bank Ltd.	658	21,863
Nice Ltd. (a)	55	11,219
Teva Pharmaceutical Industries Ltd. (a)	1,468	11,057
Tower Semiconductor Ltd. (a)	1,021	37,610
		245,979
ITALY — 0.8%
Assicurazioni Generali SpA	2,068	42,010
Coca-Cola HBC AG (a)	218	6,499
DiaSorin SpA	61	6,349
Enel SpA	5,952	40,053
Eni SpA	6,183	88,921
Ferrari NV	456	149,000
FinecoBank Banca Fineco SpA (b)	930	12,495
Infrastrutture Wireless Italiane SpA (d)	3,223	42,477
Intesa Sanpaolo SpA	22,919	60,011
Mediobanca Banca di Credito Finanziario SpA	1,583	18,929
Moncler SpA	359	24,808
Poste Italiane SpA (b)(d)	528	5,712
Prysmian SpA (b)	57	2,381
Recordati Industria Chimica e Farmaceutica SpA	828	39,521
Telecom Italia SpA (a)(b)	42,252	11,884
Terna - Rete Elettrica Nazionale	1,057	9,002
UniCredit SpA	3,504	81,293
		641,345
JAPAN — 8.3%
Advantest Corp.	400	52,998
Aeon Co. Ltd.	1,200	24,426
AGC, Inc. (b)	500	17,861
Aisin Corp.	100	3,063
Ajinomoto Co., Inc.	400	15,841
ANA Holdings, Inc. (a)	200	4,741
Asahi Group Holdings Ltd.	400	15,426
Asahi Kasei Corp.	1,800	12,105
Astellas Pharma, Inc.	1,400	20,816
Bandai Namco Holdings, Inc.	1,700	39,061
Security Description	Shares	Value
BayCurrent Consulting, Inc.	200	$7,428
Bridgestone Corp.	900	36,689
Brother Industries Ltd.	2,400	34,862
Canon, Inc. (b)	7,200	188,799
Capcom Co. Ltd.	200	7,880
Central Japan Railway Co.	1,200	149,943
Chiba Bank Ltd. (b)	4,000	24,185
Chubu Electric Power Co., Inc.	5,200	63,212
Chugai Pharmaceutical Co. Ltd.	2,200	62,194
Concordia Financial Group Ltd.	9,000	35,032
CyberAgent, Inc. (b)	400	2,900
Dai Nippon Printing Co. Ltd.	400	11,286
Daifuku Co. Ltd.	300	6,108
Dai-ichi Life Holdings, Inc.	1,300	24,627
Daiichi Sankyo Co. Ltd.	400	12,592
Daikin Industries Ltd.	100	20,248
Daito Trust Construction Co. Ltd.	100	10,091
Daiwa House Industry Co. Ltd.	600	15,742
Daiwa House REIT Investment Corp.	5	9,555
Daiwa Securities Group, Inc.	2,000	10,244
Denso Corp.	500	33,366
Dentsu Group, Inc.	100	3,261
Disco Corp.	100	15,643
East Japan Railway Co. (b)	1,600	88,416
ENEOS Holdings, Inc.	21,200	72,517
Fuji Electric Co. Ltd.	100	4,352
FUJIFILM Holdings Corp.	2,500	147,732
Fujitsu Ltd.	100	12,865
Hamamatsu Photonics KK	1,300	63,194
Hankyu Hanshin Holdings, Inc.	500	16,449
Hirose Electric Co. Ltd.	300	39,592
Hitachi Ltd.	900	55,394
Honda Motor Co. Ltd.	3,000	90,103
Hoya Corp.	600	70,882
Idemitsu Kosan Co. Ltd.	500	9,984
Iida Group Holdings Co. Ltd.	200	3,357
Inpex Corp.	1,100	12,162
Isuzu Motors Ltd.	700	8,427
ITOCHU Corp. (b)	5,100	200,669
Itochu Techno-Solutions Corp.	700	17,610
Japan Airlines Co. Ltd.	500	10,793
Japan Exchange Group, Inc.	2,000	34,704
Japan Metropolitan Fund Invest REIT	2	1,333
Japan Post Bank Co. Ltd.	5,700	44,327
Japan Post Holdings Co. Ltd.	7,200	51,633
Japan Post Insurance Co. Ltd.	1,200	17,987
Japan Real Estate Investment Corp. REIT	1	3,791
Japan Tobacco, Inc. (b)	1,800	39,267
JFE Holdings, Inc.	2,000	28,367
Kajima Corp.	200	3,003
Kansai Electric Power Co., Inc.	2,000	24,984
Kao Corp. (b)	600	21,645
Kawasaki Kisen Kaisha Ltd. (b)	300	7,304

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
KDDI Corp.	7,100	$218,598
Keio Corp. (b)	200	6,259
Keisei Electric Railway Co. Ltd.	200	8,242
Keyence Corp.	300	140,831
Kintetsu Group Holdings Co. Ltd.	500	17,241
Kirin Holdings Co. Ltd.	200	2,908
Kobayashi Pharmaceutical Co. Ltd.	100	5,411
Kobe Bussan Co. Ltd.	200	5,156
Koei Tecmo Holdings Co. Ltd.	1,060	18,228
Koito Manufacturing Co. Ltd.	200	3,587
Komatsu Ltd.	600	16,111
Kubota Corp.	700	10,166
Kyocera Corp.	1,100	59,294
Lasertec Corp.	100	14,927
Lixil Corp.	600	7,572
M3, Inc.	600	12,906
Marubeni Corp.	2,700	45,581
Mazda Motor Corp.	1,300	12,534
McDonald's Holdings Co. Japan Ltd.	600	23,288
MEIJI Holdings Co. Ltd.	700	15,585
MISUMI Group, Inc.	200	3,970
Mitsubishi Chemical Group Corp.	2,500	14,931
Mitsubishi Corp.	2,000	95,894
Mitsubishi Electric Corp.	2,300	32,256
Mitsubishi Estate Co. Ltd.	100	1,183
Mitsubishi Heavy Industries Ltd.	600	27,859
Mitsubishi UFJ Financial Group, Inc.	19,900	146,632
Mitsui & Co. Ltd.	1,800	67,387
Mitsui Chemicals, Inc.	500	14,630
Mitsui Fudosan Co. Ltd.	600	11,875
Mitsui OSK Lines Ltd. (b)	1,200	28,693
Mizuho Financial Group, Inc.	12,440	189,266
MonotaRO Co. Ltd. (b)	700	8,829
MS&AD Insurance Group Holdings, Inc.	600	21,155
Murata Manufacturing Co. Ltd.	900	51,284
NEC Corp.	1,800	86,740
Nexon Co. Ltd.	400	7,602
Nidec Corp.	100	5,428
Nintendo Co. Ltd.	4,300	194,628
Nippon Building Fund, Inc. REIT	1	3,916
NIPPON EXPRESS HOLDINGS, Inc.	100	5,607
Nippon Paint Holdings Co. Ltd.	400	3,274
Nippon Prologis REIT, Inc.	10	20,016
Nippon Shinyaku Co. Ltd.	100	4,064
Nippon Steel Corp.	1,300	27,019
Nippon Telegraph & Telephone Corp.	240,000	283,115
Nippon Yusen KK (b)	1,600	35,313
Nissan Chemical Corp.	100	4,268
Nissan Motor Co. Ltd.	6,500	26,452
Nissin Foods Holdings Co. Ltd.	100	8,240
Nitori Holdings Co. Ltd.	300	33,428
Security Description	Shares	Value
Nitto Denko Corp.	100	$7,355
Nomura Holdings, Inc.	2,900	10,979
Nomura Real Estate Holdings, Inc.	200	4,724
Nomura Real Estate Master Fund, Inc. REIT	1	1,149
Nomura Research Institute Ltd.	500	13,703
NTT Data Corp.	3,200	44,435
Obic Co. Ltd.	700	111,585
Odakyu Electric Railway Co. Ltd. (b)	700	9,325
Oji Holdings Corp.	3,100	11,530
Olympus Corp.	100	1,568
Omron Corp.	100	6,066
Ono Pharmaceutical Co. Ltd.	1,400	25,242
Oracle Corp. Japan	400	29,585
Oriental Land Co. Ltd.	1,000	38,752
ORIX Corp.	2,000	36,150
Osaka Gas Co. Ltd.	3,300	50,401
Otsuka Corp.	1,000	38,655
Otsuka Holdings Co. Ltd. (b)	900	32,822
Pan Pacific International Holdings Corp.	2,300	40,944
Panasonic Holdings Corp.	3,000	36,396
Rakuten Group, Inc. (b)	600	2,071
Recruit Holdings Co. Ltd.	598	18,879
Renesas Electronics Corp. (a)	200	3,738
Resona Holdings, Inc.	5,200	24,835
Ricoh Co. Ltd.	4,600	38,908
SBI Holdings, Inc.	100	1,915
SCSK Corp.	2,600	40,646
Secom Co. Ltd.	1,300	87,596
Seiko Epson Corp.	2,800	43,375
Sekisui Chemical Co. Ltd.	100	1,434
Sekisui House Ltd.	800	16,082
Seven & i Holdings Co. Ltd.	800	34,345
SG Holdings Co. Ltd.	3,200	45,332
Sharp Corp. (a)(b)	800	4,450
Shimadzu Corp.	600	18,382
Shimano, Inc.	200	33,155
Shin-Etsu Chemical Co. Ltd.	3,700	122,058
Shionogi & Co. Ltd.	400	16,799
Shizuoka Financial Group, Inc.	4,300	30,911
SoftBank Corp.	22,800	242,931
SoftBank Group Corp.	1,800	84,349
Sompo Holdings, Inc.	500	22,344
Sony Group Corp.	800	71,761
Subaru Corp.	700	13,091
SUMCO Corp.	500	7,016
Sumitomo Chemical Co. Ltd.	4,000	12,080
Sumitomo Corp.	600	12,624
Sumitomo Electric Industries Ltd.	700	8,509
Sumitomo Metal Mining Co. Ltd.	200	6,408
Sumitomo Mitsui Financial Group, Inc.	2,700	115,054
Sumitomo Mitsui Trust Holdings, Inc.	500	17,688

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Suntory Beverage & Food Ltd. (b)	400	$14,424
Suzuki Motor Corp.	200	7,197
Sysmex Corp.	300	20,345
T&D Holdings, Inc.	1,000	14,567
Taisei Corp.	100	3,474
Takeda Pharmaceutical Co. Ltd.	868	27,187
TDK Corp.	500	19,258
Terumo Corp.	200	6,313
TIS, Inc.	1,200	29,814
Tobu Railway Co. Ltd.	1,000	26,692
Toho Co. Ltd.	900	34,067
Tokio Marine Holdings, Inc.	1,600	36,697
Tokyo Electric Power Co. Holdings, Inc. (a)	8,200	29,904
Tokyo Electron Ltd.	900	128,024
Tokyo Gas Co. Ltd.	900	19,571
Tokyu Corp. (b)	900	10,800
TOPPAN, Inc.	600	12,869
Toray Industries, Inc.	2,400	13,291
Toshiba Corp.	500	15,626
Tosoh Corp.	300	3,526
TOTO Ltd.	200	5,985
Toyota Industries Corp.	100	7,095
Toyota Motor Corp.	10,900	174,094
Toyota Tsusho Corp.	500	24,696
Trend Micro, Inc.	300	14,415
Unicharm Corp.	200	7,391
USS Co. Ltd.	2,000	32,906
Welcia Holdings Co. Ltd.	500	10,363
West Japan Railway Co.	100	4,144
Yakult Honsha Co. Ltd.	100	6,299
Yamaha Motor Co. Ltd. (b)	200	5,704
Yamato Holdings Co. Ltd.	1,500	27,014
Z Holdings Corp.	1,900	4,554
ZOZO, Inc.	100	2,056
		6,854,941
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	326	7,835
LUXEMBOURG — 0.1%
ArcelorMittal SA	1,491	40,553
Eurofins Scientific SE (b)	230	14,594
		55,147
MACAU — 0.0% (c)
Galaxy Entertainment Group Ltd. (a)	1,000	6,342
NETHERLANDS — 1.9%
ABN AMRO Bank NV GDR (d)	1,431	22,216
Adyen NV (a)(d)	32	55,363
Aegon NV	4,281	21,625
Akzo Nobel NV	32	2,609
ASM International NV	71	30,082
ASML Holding NV	907	656,063
EXOR NV	228	20,318
Security Description	Shares	Value
Ferrovial SE (b)	266	$8,407
Heineken Holding NV	8	695
Heineken NV	102	10,480
ING Groep NV	5,796	78,019
Koninklijke Ahold Delhaize NV	4,833	164,828
Koninklijke KPN NV	30,514	108,828
Koninklijke Philips NV (a)	1,256	27,143
NN Group NV (b)	328	12,135
OCI NV (a)	979	23,466
Randstad NV	122	6,430
Shell PLC	6,737	200,637
Universal Music Group NV	1,041	23,112
Wolters Kluwer NV	576	73,085
		1,545,541
NEW ZEALAND — 0.1%
Auckland International Airport Ltd. (a)	1,810	9,481
Fisher & Paykel Healthcare Corp. Ltd. Class C	519	7,790
Spark New Zealand Ltd.	13,655	42,582
		59,853
NORWAY — 0.2%
Aker BP ASA	478	11,234
DNB Bank ASA	878	16,448
Equinor ASA	2,390	69,624
Gjensidige Forsikring ASA	728	11,674
Mowi ASA	317	5,036
Norsk Hydro ASA	682	4,061
Orkla ASA	359	2,584
Salmar ASA (b)	36	1,455
Telenor ASA (b)	6,244	63,410
		185,526
PORTUGAL — 0.0% (c)
EDP - Energias de Portugal SA	1,009	4,927
Galp Energia SGPS SA (b)	898	10,503
Jeronimo Martins SGPS SA	722	19,882
		35,312
SINGAPORE — 0.7%
CapitaLand Ascendas REIT	6,500	13,064
CapitaLand Integrated Commercial Trust REIT	8,232	11,618
Capitaland Investment Ltd.	5,000	12,229
DBS Group Holdings Ltd.	3,021	70,338
Keppel Corp. Ltd.	2,000	9,916
Mapletree Logistics Trust REIT	151	181
Mapletree Pan Asia Commercial Trust REIT	200	239
Oversea-Chinese Banking Corp. Ltd.	8,304	75,349
Seatrium Ltd. (a)	36,753	3,395
Singapore Airlines Ltd. (b)	4,050	21,397
Singapore Exchange Ltd.	10,400	73,849
Singapore Technologies Engineering Ltd.	3,900	10,605

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Singapore Telecommunications Ltd.	67,442	$124,583
STMicroelectronics NV (b)	1,286	63,929
United Overseas Bank Ltd.	1,800	37,241
UOL Group Ltd.	2,000	9,487
Venture Corp. Ltd.	600	6,522
		543,942
SOUTH AFRICA — 0.1%
Anglo American PLC	1,943	55,160
SPAIN — 1.1%
ACS Actividades de Construccion y Servicios SA (b)	855	30,008
Aena SME SA (d)	6	969
Amadeus IT Group SA (a)	211	16,045
Banco Bilbao Vizcaya Argentaria SA	11,650	89,378
Banco Santander SA (b)	31,714	117,121
CaixaBank SA	8,921	36,858
Cellnex Telecom SA (a)(d)	471	19,008
Enagas SA (b)	1,184	23,251
Endesa SA (b)	89	1,908
Grifols SA (a)	256	3,279
Iberdrola SA	4,272	55,696
Industria de Diseno Textil SA	4,915	190,146
Naturgy Energy Group SA (b)	780	23,198
Redeia Corp. SA (b)	3,944	66,200
Repsol SA (b)	3,290	47,846
Telefonica SA (b)	47,078	190,862
		911,773
SWEDEN — 0.6%
Assa Abloy AB Class B	289	6,930
Atlas Copco AB Class A	5,425	78,050
Atlas Copco AB Class B	3,508	43,601
Boliden AB	530	15,287
Epiroc AB Class A	1,504	28,392
Epiroc AB Class B	352	5,680
EQT AB (b)	137	2,631
Essity AB Class B	385	10,233
Evolution AB (d)	292	36,923
H & M Hennes & Mauritz AB Class B	784	13,441
Hexagon AB Class B	1,111	13,655
Industrivarden AB Class A	23	636
Industrivarden AB Class C (b)	472	12,987
Investor AB Class B	2,961	59,117
Kinnevik AB Class B (a)	861	11,909
Nibe Industrier AB Class B	851	8,068
Sandvik AB	1,972	38,376
Skandinaviska Enskilda Banken AB Class A	487	5,372
Skanska AB Class B	530	7,417
SKF AB Class B	511	8,875
Svenska Handelsbanken AB Class A	1,443	12,069
Swedbank AB Class A	1,565	26,348
Security Description	Shares	Value
Tele2 AB Class B	479	$3,952
Telefonaktiebolaget LM Ericsson Class B	3,800	20,549
Telia Co. AB	7,795	17,068
Volvo AB Class B	1,539	31,774
		519,340
SWITZERLAND — 2.3%
ABB Ltd.	1,813	71,292
Adecco Group AG	401	13,101
Alcon, Inc.	187	15,488
Baloise Holding AG	24	3,525
Banque Cantonale Vaudoise (b)	220	23,238
Barry Callebaut AG	2	3,861
BKW AG	167	29,493
Chocoladefabriken Lindt & Spruengli AG	1	12,564
Cie Financiere Richemont SA Class A	124	21,019
DSM-Firmenich AG (a)	82	8,823
EMS-Chemie Holding AG	73	55,241
Geberit AG	113	59,124
Givaudan SA	19	62,969
Julius Baer Group Ltd.	103	6,486
Kuehne & Nagel International AG	634	187,581
Logitech International SA	946	56,296
Lonza Group AG	25	14,905
Novartis AG	4,840	486,894
Partners Group Holding AG	61	57,383
Schindler Holding AG (e)	218	51,098
Schindler Holding AG (e)	129	28,982
SGS SA	561	53,024
Sika AG	170	48,588
Sonova Holding AG	103	27,424
Straumann Holding AG	148	24,012
Swatch Group AG Bearer Shares	86	25,099
Swiss Life Holding AG	34	19,876
Swiss Prime Site AG	660	57,284
Swisscom AG	300	187,045
Temenos AG	66	5,248
UBS Group AG	3,251	65,754
VAT Group AG (d)	36	14,888
Zurich Insurance Group AG	190	90,238
		1,887,843
UNITED KINGDOM — 2.3%
3i Group PLC	1,190	29,479
abrdn PLC (b)	3,560	9,876
Admiral Group PLC	475	12,573
Ashtead Group PLC	318	22,009
AstraZeneca PLC	629	90,172
AstraZeneca PLC ADR	50	3,578
Auto Trader Group PLC (d)	678	5,261
Aviva PLC	3,176	15,957
BAE Systems PLC	2,247	26,482

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Barclays PLC	33,176	$64,693
Barratt Developments PLC	984	5,173
Berkeley Group Holdings PLC	154	7,681
BP PLC	21,152	123,258
British American Tobacco PLC	777	25,763
British American Tobacco PLC ADR	1,250	41,500
BT Group PLC (b)	12,850	19,988
Bunzl PLC	632	24,097
Burberry Group PLC	339	9,137
Centrica PLC	5,574	8,784
CK Hutchison Holdings Ltd.	6,500	39,689
CNH Industrial NV	1,301	18,743
Coca-Cola Europacific Partners PLC	25	1,611
Compass Group PLC	1,085	30,375
Croda International PLC	344	24,605
DCC PLC	33	1,845
Diageo PLC	4,008	172,179
Halma PLC	752	21,769
Hargreaves Lansdown PLC	984	10,203
HSBC Holdings PLC	25,876	204,524
Imperial Brands PLC	2,609	57,665
Informa PLC	1,064	9,821
Intertek Group PLC	321	17,406
J Sainsbury PLC	4,573	15,639
JD Sports Fashion PLC	3,272	6,073
Johnson Matthey PLC	273	6,060
Just Eat Takeaway.com NV (a)(b)(d)	105	1,608
Kingfisher PLC	3,259	9,600
Land Securities Group PLC REIT	856	6,249
Legal & General Group PLC	4,528	13,085
Liberty Global PLC Class C (a)	536	9,525
Lloyds Banking Group PLC	118,167	65,486
London Stock Exchange Group PLC	84	8,934
M&G PLC	8,869	21,582
National Grid PLC	2,603	34,434
NatWest Group PLC	8,102	24,804
Next PLC	258	22,633
Pearson PLC	319	3,334
Persimmon PLC	721	9,400
Reckitt Benckiser Group PLC	1,198	90,044
RELX PLC	3,256	108,497
Rentokil Initial PLC	1,185	9,265
Rolls-Royce Holdings PLC (a)	2,032	3,902
Sage Group PLC	1,855	21,810
Schroders PLC	949	5,276
Severn Trent PLC	623	20,324
Smith & Nephew PLC	319	5,142
Spirax-Sarco Engineering PLC	152	20,030
SSE PLC	866	20,269
St. James's Place PLC	1,203	16,633
Standard Chartered PLC	5,945	51,622
Security Description	Shares	Value
Taylor Wimpey PLC	1,962	$2,563
Tesco PLC	4,940	15,601
Unilever PLC	1,021	53,188
United Utilities Group PLC	958	11,712
Vodafone Group PLC	60,073	56,494
Whitbread PLC	65	2,798
WPP PLC	735	7,694
		1,937,206
UNITED STATES — 68.0%
3M Co.	1,420	142,128
A.O. Smith Corp.	275	20,014
Abbott Laboratories	2,782	303,294
AbbVie, Inc.	1,821	245,343
Accenture PLC Class A	1,930	595,559
Activision Blizzard, Inc. (a)	1,493	125,860
Adobe, Inc. (a)	873	426,888
Advance Auto Parts, Inc.	56	3,937
Advanced Micro Devices, Inc. (a)	415	47,273
AES Corp.	402	8,333
Aflac, Inc.	1,082	75,524
Agilent Technologies, Inc.	455	54,714
Air Products & Chemicals, Inc.	50	14,976
Akamai Technologies, Inc. (a)	1,016	91,308
Albemarle Corp.	32	7,139
Albertsons Cos., Inc. Class A	400	8,728
Alcoa Corp.	40	1,357
Align Technology, Inc. (a)	34	12,024
Allegion PLC	136	16,323
Alliant Energy Corp.	345	18,106
Allstate Corp.	516	56,265
Ally Financial, Inc.	679	18,340
Alphabet, Inc. Class A (a)	7,449	891,645
Alphabet, Inc. Class C (a)	6,559	793,442
Altria Group, Inc.	711	32,208
Amazon.com, Inc. (a)	2,385	310,909
Amcor PLC	8,123	81,068
Amcor PLC CDI	1,134	11,217
Ameren Corp.	773	63,131
American Electric Power Co., Inc.	1,308	110,134
American Express Co.	243	42,331
American Financial Group, Inc.	197	23,394
American International Group, Inc.	756	43,500
American Tower Corp. REIT	103	19,976
American Water Works Co., Inc.	344	49,106
Ameriprise Financial, Inc.	217	72,079
AmerisourceBergen Corp.	740	142,398
Amgen, Inc.	739	164,073
Amphenol Corp. Class A	2,642	224,438
Analog Devices, Inc.	224	43,637
Annaly Capital Management, Inc. REIT	1,114	22,291
Aon PLC Class A	416	143,603
Apollo Global Management, Inc.	263	20,201
Apple, Inc.	10,729	2,081,104

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Applied Materials, Inc.	2,005	$289,803
Aptiv PLC (a)	128	13,068
Aramark	146	6,285
Arch Capital Group Ltd. (a)	313	23,428
Archer-Daniels-Midland Co.	454	34,304
Arista Networks, Inc. (a)	454	73,575
Arrow Electronics, Inc. (a)	421	60,300
Arthur J Gallagher & Co.	403	88,487
Assurant, Inc.	90	11,315
AT&T, Inc.	14,415	229,919
Atmos Energy Corp.	96	11,169
Autodesk, Inc. (a)	32	6,548
Automatic Data Processing, Inc.	1,471	323,311
AutoZone, Inc. (a)	81	201,962
AvalonBay Communities, Inc. REIT	63	11,924
Avery Dennison Corp.	199	34,188
Baker Hughes Co.	633	20,009
Ball Corp.	82	4,773
Bank of America Corp.	9,701	278,322
Bank of New York Mellon Corp.	752	33,479
Bath & Body Works, Inc.	204	7,650
Baxter International, Inc.	509	23,190
Becton Dickinson & Co.	369	97,420
Berkshire Hathaway, Inc. Class B (a)	1,723	587,543
Best Buy Co., Inc.	727	59,578
Biogen, Inc. (a)	95	27,061
BioMarin Pharmaceutical, Inc. (a)	994	86,160
Bio-Rad Laboratories, Inc. Class A (a)	35	13,269
Black Knight, Inc. (a)	1,479	88,341
BlackRock, Inc.	263	181,770
Blackstone, Inc.	281	26,125
Block, Inc. (a)	94	6,258
Boeing Co. (a)	98	20,694
Booking Holdings, Inc. (a)	8	21,603
Booz Allen Hamilton Holding Corp.	1,012	112,939
BorgWarner, Inc.	344	16,825
Boston Scientific Corp. (a)	370	20,013
Bristol-Myers Squibb Co.	3,992	255,288
Broadcom, Inc.	759	658,379
Broadridge Financial Solutions, Inc.	233	38,592
Brown & Brown, Inc.	1,322	91,006
Brown-Forman Corp. Class B	625	41,737
Builders FirstSource, Inc. (a)	280	38,080
Bunge Ltd.	210	19,813
Burlington Stores, Inc. (a)	39	6,138
Cadence Design Systems, Inc. (a)	510	119,605
Camden Property Trust REIT	96	10,452
Campbell Soup Co.	1,832	83,741
Capital One Financial Corp.	608	66,497
Cardinal Health, Inc.	666	62,984
Security Description	Shares	Value
Carlisle Cos., Inc.	10	$2,565
CarMax, Inc. (a)	121	10,128
Carnival Corp. (a)	689	12,974
Carrier Global Corp.	1,985	98,674
Catalent, Inc. (a)	50	2,168
Caterpillar, Inc.	227	55,853
Cboe Global Markets, Inc.	1,014	139,942
CBRE Group, Inc. Class A (a)	325	26,231
CDW Corp.	64	11,744
Celanese Corp.	230	26,634
Centene Corp. (a)	713	48,092
CenterPoint Energy, Inc.	114	3,323
CF Industries Holdings, Inc.	1,703	118,222
CH Robinson Worldwide, Inc.	1,510	142,468
Charles Schwab Corp.	589	33,385
Charter Communications, Inc. Class A (a)	106	38,941
Cheniere Energy, Inc.	131	19,959
Chesapeake Energy Corp.	246	20,585
Chevron Corp.	1,529	240,588
Chipotle Mexican Grill, Inc. (a)	43	91,977
Chubb Ltd.	373	71,825
Church & Dwight Co., Inc.	1,772	177,608
Cigna Group	351	98,491
Cincinnati Financial Corp.	216	21,021
Cintas Corp.	198	98,422
Cisco Systems, Inc.	16,390	848,019
Citigroup, Inc.	4,557	209,804
Citizens Financial Group, Inc.	831	21,672
Cleveland-Cliffs, Inc. (a)	1,188	19,911
Clorox Co.	92	14,632
CME Group, Inc.	592	109,692
CMS Energy Corp.	663	38,951
Coca-Cola Co.	7,137	429,790
Cognex Corp.	326	18,263
Cognizant Technology Solutions Corp. Class A	1,501	97,985
Coinbase Global, Inc. Class A (a)	91	6,511
Colgate-Palmolive Co.	1,353	104,235
Comcast Corp. Class A	3,722	154,649
Conagra Brands, Inc.	959	32,337
ConocoPhillips	2,471	256,020
Consolidated Edison, Inc.	3,540	320,016
Constellation Brands, Inc. Class A	26	6,399
Constellation Energy Corp.	198	18,127
Cooper Cos., Inc.	45	17,254
Copart, Inc. (a)	802	73,150
Corning, Inc.	529	18,536
Corteva, Inc.	502	28,765
Costco Wholesale Corp.	836	450,086
Coterra Energy, Inc.	789	19,962
Crown Castle, Inc. REIT	220	25,067
CSL Ltd.	120	22,157
CSX Corp.	962	32,804
Cummins, Inc.	346	84,825

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
CVS Health Corp.	1,963	$135,702
Danaher Corp.	311	74,640
Darden Restaurants, Inc.	119	19,883
DaVita, Inc. (a)	72	7,234
Deckers Outdoor Corp. (a)	30	15,830
Deere & Co.	103	41,735
Dell Technologies, Inc. Class C	317	17,153
Delta Air Lines, Inc. (a)	295	14,024
Devon Energy Corp.	1,358	65,646
Diamondback Energy, Inc.	70	9,195
Dick's Sporting Goods, Inc.	110	14,541
Digital Realty Trust, Inc. REIT	50	5,693
Discover Financial Services	216	25,240
Dollar General Corp.	591	100,340
Dollar Tree, Inc. (a)	193	27,695
Dominion Energy, Inc.	2,489	128,905
Domino's Pizza, Inc.	224	75,486
Dover Corp.	121	17,866
Dow, Inc.	561	29,879
DR Horton, Inc.	859	104,532
DTE Energy Co.	218	23,984
Duke Energy Corp.	2,614	234,580
DuPont de Nemours, Inc.	363	25,933
Eastman Chemical Co.	39	3,265
Eaton Corp. PLC	202	40,622
eBay, Inc.	291	13,005
Ecolab, Inc.	77	14,375
Edison International	352	24,446
Edwards Lifesciences Corp. (a)	1,012	95,462
Electronic Arts, Inc.	1,114	144,486
Elevance Health, Inc.	178	79,084
Eli Lilly & Co.	2,209	1,035,977
Emerson Electric Co.	658	59,477
Entergy Corp.	172	16,748
EOG Resources, Inc.	295	33,760
EPAM Systems, Inc. (a)	94	21,126
EQT Corp.	220	9,049
Equinix, Inc. REIT	18	14,111
Equitable Holdings, Inc.	274	7,442
Equity LifeStyle Properties, Inc. REIT	154	10,301
Equity Residential REIT	325	21,440
Erie Indemnity Co. Class A	301	63,213
Essential Utilities, Inc.	178	7,104
Essex Property Trust, Inc. REIT	39	9,138
Estee Lauder Cos., Inc. Class A	404	79,337
Etsy, Inc. (a)	30	2,538
Everest Re Group Ltd.	43	14,700
Evergy, Inc.	818	47,788
Eversource Energy	677	48,013
Exelon Corp.	697	28,396
Expedia Group, Inc. (a)	18	1,969
Expeditors International of Washington, Inc.	1,997	241,897
Experian PLC	1,170	44,892
Extra Space Storage, Inc. REIT	109	16,225
Security Description	Shares	Value
Exxon Mobil Corp.	3,056	$327,756
F5, Inc. (a)	360	52,654
FactSet Research Systems, Inc.	58	23,238
Fair Isaac Corp. (a)	8	6,474
Fastenal Co.	1,331	78,516
FedEx Corp.	230	57,017
Ferguson PLC	445	70,210
Fidelity National Financial, Inc.	742	26,712
Fidelity National Information Services, Inc.	518	28,335
Fifth Third Bancorp	815	21,361
First Horizon Corp.	6,505	73,311
FirstEnergy Corp.	401	15,591
Fiserv, Inc. (a)	533	67,238
FleetCor Technologies, Inc. (a)	31	7,783
FMC Corp.	148	15,442
Ford Motor Co.	7,286	110,237
Fortinet, Inc. (a)	161	12,170
Fortive Corp.	1	75
Fortune Brands Innovations, Inc.	187	13,455
Fox Corp. Class A	57	1,938
Fox Corp. Class B	256	8,164
Franklin Resources, Inc.	254	6,784
Freeport-McMoRan, Inc.	369	14,760
Garmin Ltd.	291	30,348
GE HealthCare Technologies, Inc.	182	14,786
Gen Digital, Inc.	5,357	99,372
Generac Holdings, Inc. (a)	96	14,316
General Dynamics Corp.	383	82,402
General Electric Co.	544	59,758
General Mills, Inc.	3,650	279,955
General Motors Co.	3,523	135,847
Genuine Parts Co.	189	31,984
Gilead Sciences, Inc.	4,671	359,994
Global Payments, Inc.	146	14,384
Goldman Sachs Group, Inc.	345	111,276
GSK PLC	9,401	165,989
Haleon PLC	3,282	13,446
Halliburton Co.	375	12,371
Hartford Financial Services Group, Inc.	561	40,403
Hasbro, Inc.	77	4,987
HCA Healthcare, Inc.	127	38,542
Healthpeak Properties, Inc. REIT	198	3,980
HEICO Corp.	71	12,563
Henry Schein, Inc. (a)	479	38,847
Hershey Co.	1,458	364,063
Hess Corp.	25	3,399
Hewlett Packard Enterprise Co.	1,568	26,342
HF Sinclair Corp.	290	12,937
Holcim AG (a)	479	32,231
Hologic, Inc. (a)	218	17,651
Home Depot, Inc.	894	277,712
Honeywell International, Inc.	1,244	258,130
Horizon Therapeutics PLC (a)	802	82,486

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Hormel Foods Corp.	3,071	$123,516
Howmet Aerospace, Inc.	153	7,583
HP, Inc.	838	25,735
Hubbell, Inc.	50	16,578
Humana, Inc.	219	97,921
Huntington Bancshares, Inc.	1,781	19,199
Huntington Ingalls Industries, Inc.	70	15,932
IDEX Corp.	199	42,837
IDEXX Laboratories, Inc. (a)	140	70,312
Illinois Tool Works, Inc.	535	133,836
Illumina, Inc. (a)	31	5,812
Incyte Corp. (a)	1,828	113,793
Intel Corp.	5,458	182,515
Intercontinental Exchange, Inc.	461	52,130
International Business Machines Corp.	2,476	331,314
International Flavors & Fragrances, Inc.	119	9,471
International Paper Co.	385	12,247
Interpublic Group of Cos., Inc.	511	19,714
Intuit, Inc.	55	25,200
Intuitive Surgical, Inc. (a)	498	170,286
Invesco Ltd.	898	15,095
J M Smucker Co.	936	138,219
Jack Henry & Associates, Inc.	750	125,497
James Hardie Industries PLC CDI (a)	448	11,854
Jazz Pharmaceuticals PLC (a)	50	6,198
JB Hunt Transport Services, Inc.	127	22,991
Johnson & Johnson	7,233	1,197,206
Johnson Controls International PLC	503	34,274
JPMorgan Chase & Co.	2,902	422,067
Juniper Networks, Inc.	3,306	103,577
Kellogg Co.	2,763	186,226
Keurig Dr Pepper, Inc.	3,413	106,724
KeyCorp	1,213	11,208
Keysight Technologies, Inc. (a)	1,710	286,339
Kimberly-Clark Corp.	695	95,952
Kinder Morgan, Inc.	1,665	28,671
KKR & Co., Inc.	242	13,552
KLA Corp.	52	25,221
Knight-Swift Transportation Holdings, Inc.	178	9,890
Kraft Heinz Co.	1,752	62,196
Kroger Co.	5,085	238,995
L3Harris Technologies, Inc.	103	20,164
Laboratory Corp. of America Holdings	125	30,166
Lam Research Corp.	317	203,787
Las Vegas Sands Corp. (a)	71	4,118
Lear Corp.	89	12,776
Leidos Holdings, Inc.	20	1,770
Lennar Corp. Class A	458	57,392
Liberty Broadband Corp. Class C (a)	153	12,257
Security Description	Shares	Value
Linde PLC	96	$36,584
LKQ Corp.	211	12,295
Lockheed Martin Corp.	755	347,587
Loews Corp.	127	7,541
Lowe's Cos., Inc.	264	59,585
LPL Financial Holdings, Inc.	120	26,092
Lululemon Athletica, Inc. (a)	218	82,513
LyondellBasell Industries NV Class A	567	52,068
M&T Bank Corp.	185	22,896
Marathon Oil Corp.	510	11,740
Marathon Petroleum Corp.	1,034	120,564
Markel Group, Inc. (a)	41	56,710
MarketAxess Holdings, Inc.	86	22,482
Marsh & McLennan Cos., Inc.	2,193	412,459
Martin Marietta Materials, Inc.	18	8,310
Marvell Technology, Inc.	40	2,391
Masimo Corp. (a)	14	2,304
Mastercard, Inc. Class A	1,536	604,109
Match Group, Inc. (a)	94	3,934
McCormick & Co., Inc.	484	42,219
McDonald's Corp.	1,112	331,832
McKesson Corp.	572	244,421
Medtronic PLC	1,025	90,302
Merck & Co., Inc.	8,761	1,010,932
Meta Platforms, Inc. Class A (a)	4,006	1,149,642
MetLife, Inc.	574	32,448
MGM Resorts International	152	6,676
Micron Technology, Inc.	968	61,090
Microsoft Corp.	5,956	2,028,256
Moderna, Inc. (a)	239	29,038
Mohawk Industries, Inc. (a)	82	8,459
Molina Healthcare, Inc. (a)	108	32,534
Molson Coors Beverage Co. Class B	160	10,534
Mondelez International, Inc. Class A	1,165	84,975
Monolithic Power Systems, Inc.	64	34,575
Monster Beverage Corp. (a)	1,468	84,322
Moody's Corp.	246	85,539
Morgan Stanley	962	82,155
Mosaic Co.	911	31,885
Motorola Solutions, Inc.	1,176	344,897
Nestle SA	7,056	848,629
NetApp, Inc.	198	15,127
Netflix, Inc. (a)	158	69,597
Neurocrine Biosciences, Inc. (a)	582	54,883
Newmont Corp.	4,594	195,980
NextEra Energy, Inc.	792	58,766
NIKE, Inc. Class B	2,233	246,456
NiSource, Inc.	83	2,270
Nordson Corp.	64	15,884
Norfolk Southern Corp.	152	34,468
Northern Trust Corp.	96	7,117
Northrop Grumman Corp.	534	243,397
NRG Energy, Inc.	256	9,572

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Nucor Corp.	615	$100,848
NVIDIA Corp.	3,727	1,576,596
NVR, Inc. (a)	7	44,454
Occidental Petroleum Corp.	410	24,108
Old Dominion Freight Line, Inc.	200	73,950
Omnicom Group, Inc.	400	38,060
ONEOK, Inc.	160	9,875
Oracle Corp.	1,802	214,600
O'Reilly Automotive, Inc. (a)	159	151,893
Otis Worldwide Corp.	141	12,550
Ovintiv, Inc.	220	8,375
Owens Corning	133	17,356
PACCAR, Inc.	264	22,084
Packaging Corp. of America	154	20,353
Palo Alto Networks, Inc. (a)	31	7,921
Paramount Global Class B	1,236	19,665
Parker-Hannifin Corp.	26	10,141
Paychex, Inc.	1,111	124,288
Paycom Software, Inc.	102	32,766
Paylocity Holding Corp. (a)	20	3,691
PayPal Holdings, Inc. (a)	414	27,626
Pentair PLC	363	23,450
PepsiCo, Inc.	4,398	814,598
Pfizer, Inc.	16,204	594,363
PG&E Corp. (a)	1,460	25,229
Philip Morris International, Inc.	562	54,862
Phillips 66	489	46,641
Pioneer Natural Resources Co.	148	30,663
PNC Financial Services Group, Inc.	440	55,418
Pool Corp.	82	30,720
PPG Industries, Inc.	187	27,732
PPL Corp.	656	17,358
Principal Financial Group, Inc.	301	22,828
Procter & Gamble Co.	2,314	351,126
Progressive Corp.	1,299	171,949
Prologis, Inc. REIT	349	42,798
Prudential Financial, Inc.	216	19,056
Public Service Enterprise Group, Inc.	224	14,025
Public Storage REIT	397	115,876
PulteGroup, Inc.	757	58,804
QIAGEN NV (a)	1,250	56,105
Qorvo, Inc. (a)	66	6,734
QUALCOMM, Inc.	2,635	313,670
Quest Diagnostics, Inc.	599	84,195
Raymond James Financial, Inc.	159	16,499
Raytheon Technologies Corp.	817	80,033
Realty Income Corp. REIT	232	13,871
Regeneron Pharmaceuticals, Inc. (a)	405	291,009
Regions Financial Corp.	1,270	22,631
Reliance Steel & Aluminum Co.	100	27,159
Republic Services, Inc.	2,281	349,381
ResMed, Inc.	243	53,095
Revvity, Inc.	64	7,603
Security Description	Shares	Value
Robert Half International, Inc.	264	$19,858
Roche Holding AG	2,778	849,252
Roche Holding AG Bearer Shares	211	69,244
Rockwell Automation, Inc.	127	41,840
Rollins, Inc.	1,167	49,983
Roper Technologies, Inc.	457	219,726
Ross Stores, Inc.	186	20,856
Royal Caribbean Cruises Ltd. (a)	29	3,008
S&P Global, Inc.	104	41,693
Salesforce, Inc. (a)	183	38,661
Sanofi	1,866	199,916
SBA Communications Corp. REIT	64	14,833
Schlumberger NV	452	22,202
Schneider Electric SE	256	46,492
Seagate Technology Holdings PLC	179	11,075
Seagen, Inc. (a)	673	129,526
SEI Investments Co.	248	14,786
Sempra Energy	167	24,314
Sherwin-Williams Co.	93	24,693
Simon Property Group, Inc. REIT	167	19,285
Sirius XM Holdings, Inc. (b)	2,730	12,367
Skyworks Solutions, Inc.	326	36,085
Snap-on, Inc.	153	44,093
Southern Co.	4,442	312,050
Southwest Airlines Co.	96	3,476
Stanley Black & Decker, Inc.	246	23,053
Starbucks Corp.	295	29,223
State Street Corp. (f)	348	25,467
Steel Dynamics, Inc.	358	38,997
Stellantis NV (e)	2,760	48,419
Stellantis NV (e)	4,241	74,447
Stryker Corp.	122	37,221
Swiss Re AG	256	25,765
Synchrony Financial	567	19,233
Synopsys, Inc. (a)	200	87,082
Sysco Corp.	311	23,076
T Rowe Price Group, Inc.	541	60,603
Take-Two Interactive Software, Inc. (a)	72	10,596
Target Corp.	480	63,312
TE Connectivity Ltd.	419	58,727
Tenaris SA	288	4,309
Teradyne, Inc.	454	50,544
Tesla, Inc. (a)	283	74,081
Texas Instruments, Inc.	2,667	480,113
Texas Pacific Land Corp.	20	26,330
Textron, Inc.	128	8,657
Thermo Fisher Scientific, Inc.	104	54,262
TJX Cos., Inc.	1,909	161,864
T-Mobile U.S., Inc. (a)	1,595	221,545
Toro Co.	80	8,132
Tractor Supply Co.	218	48,200
Tradeweb Markets, Inc. Class A	178	12,189

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Trane Technologies PLC	439	$83,963
Travelers Cos., Inc.	544	94,471
Truist Financial Corp.	2,306	69,987
Twilio, Inc. Class A (a)	82	5,217
Tyler Technologies, Inc. (a)	25	10,412
Tyson Foods, Inc. Class A	1,049	53,541
U.S. Bancorp	1,853	61,223
Uber Technologies, Inc. (a)	105	4,533
UDR, Inc. REIT	264	11,341
UGI Corp.	7	189
U-Haul Holding Co.	352	17,836
Ulta Beauty, Inc. (a)	137	64,471
Union Pacific Corp.	1,231	251,887
United Parcel Service, Inc. Class B	1,401	251,129
United Rentals, Inc.	56	24,941
United Therapeutics Corp. (a)	120	26,490
UnitedHealth Group, Inc.	2,231	1,072,308
Universal Health Services, Inc. Class B	141	22,246
Valero Energy Corp.	500	58,650
Veeva Systems, Inc. Class A (a)	210	41,523
Ventas, Inc. REIT	173	8,178
VeriSign, Inc. (a)	403	91,066
Verisk Analytics, Inc.	375	84,761
Verizon Communications, Inc.	12,742	473,875
Vertex Pharmaceuticals, Inc. (a)	910	320,238
VF Corp.	256	4,887
Viatris, Inc.	2,759	27,535
Visa, Inc. Class A	4,145	984,355
Vistra Corp.	480	12,600
VMware, Inc. Class A (a)	1,215	174,583
Vulcan Materials Co.	18	4,058
W R Berkley Corp.	287	17,094
W.W. Grainger, Inc.	113	89,111
Walgreens Boots Alliance, Inc.	1,203	34,273
Walmart, Inc.	2,853	448,435
Walt Disney Co. (a)	864	77,138
Warner Bros Discovery, Inc. (a)	4,407	55,264
Waste Connections, Inc.	1,290	184,380
Waste Management, Inc.	2,615	453,493
Waters Corp. (a)	45	11,994
Watsco, Inc. (b)	30	11,444
Webster Financial Corp.	220	8,305
WEC Energy Group, Inc.	1,739	153,449
Wells Fargo & Co.	4,579	195,432
Welltower, Inc. REIT	159	12,861
West Pharmaceutical Services, Inc.	155	59,283
Western Digital Corp. (a)	229	8,686
Westrock Co.	295	8,576
Weyerhaeuser Co. REIT	114	3,820
Whirlpool Corp.	161	23,955
Williams Cos., Inc.	3,139	102,426
Willis Towers Watson PLC	121	28,495
WP Carey, Inc. REIT	134	9,053
Security Description	Shares	Value
Xcel Energy, Inc.	3,156	$196,208
Yum! Brands, Inc.	777	107,653
Zebra Technologies Corp. Class A (a)	142	42,008
Zimmer Biomet Holdings, Inc.	96	13,978
Zoetis, Inc.	981	168,938
Zoom Video Communications, Inc. Class A (a)	37	2,512
		56,408,055
ZAMBIA — 0.0% (c)
First Quantum Minerals Ltd.	499	11,818
TOTAL COMMON STOCKS (Cost $68,433,113)		82,715,341

PREFERRED STOCKS — 0.0% (c)
GERMANY — 0.0% (c)
Dr. Ing. h.c. F. Porsche AG (a)(d)	173	21,470
TOTAL PREFERRED STOCKS (Cost $21,426)		21,470
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (g)(h)	46,187	46,196
State Street Navigator Securities Lending Portfolio II (f)(i)	1,664,691	1,664,691
TOTAL SHORT-TERM INVESTMENTS (Cost $1,710,887)		1,710,887
TOTAL INVESTMENTS — 101.8% (Cost $70,165,426)		84,447,698
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(1,455,468)
NET ASSETS — 100.0%		$82,992,230
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

(h)	The rate shown is the annualized seven-day yield at June 30, 2023.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$82,712,458	$2,883	$—	$82,715,341
Preferred Stocks	21,470	—	—	21,470
Short-Term Investments	1,710,887	—	—	1,710,887
TOTAL INVESTMENTS	$84,444,815	$2,883	$—	$84,447,698
Sector Breakdown as of June 30, 2023

% of Net Assets
Information Technology	19.5%
Health Care	16.1
Financials	14.6
Industrials	11.6
Consumer Staples	9.4
Communication Services	9.3
Consumer Discretionary	6.8
Materials	4.2
Utilities	3.7
Energy	3.4
Real Estate	1.1
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Corp.	304	$18,486	$3,493	$—	$—	$3,488	348	$25,467	$623
State Street Institutional Liquid Reserves Fund, Premier Class	104,538	104,559	2,637,411	2,695,747	(12)	(15)	46,187	46,196	4,503
State Street Navigator Securities Lending Portfolio II	1,677,495	1,677,495	9,382,023	9,394,827	—	—	1,664,691	1,664,691	9,128
Total		$1,800,540	$12,022,927	$12,090,574	$(12)	$3,473		$1,736,354	$14,254
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.8%
AUSTRALIA — 2.2%
APA Group Stapled Security	310,818	$2,004,822
JB Hi-Fi Ltd. (a)	101,981	2,969,910
		4,974,732
CANADA — 22.5%
Allied Properties Real Estate Investment Trust	143,528	2,355,887
Bank of Montreal	21,160	1,913,155
Bank of Nova Scotia	54,541	2,731,893
BCE, Inc. (a)	60,156	2,745,832
Canadian Imperial Bank of Commerce (a)	64,779	2,768,865
Canadian Tire Corp. Ltd. Class A (a)	19,036	2,605,555
Canadian Utilities Ltd. Class A (a)	76,546	1,984,729
Canadian Western Bank (a)	120,002	2,241,791
Capital Power Corp. (a)	67,438	2,145,581
Emera, Inc. (a)	59,847	2,467,600
Great-West Lifeco, Inc. (a)	110,744	3,219,589
IGM Financial, Inc. (a)	87,711	2,673,255
Keyera Corp. (a)	126,453	2,919,433
Manulife Financial Corp.	130,292	2,465,529
Pembina Pipeline Corp. (a)	71,433	2,248,392
Power Corp. of Canada (a)	106,946	2,882,066
Russel Metals, Inc.	106,855	2,963,596
SmartCentres Real Estate Investment Trust	148,329	2,722,775
TC Energy Corp.	69,815	2,824,784
TELUS Corp. (b)	108,802	2,119,717
TELUS Corp. (b)(c)	4,403	85,781
		51,085,805
CHINA — 5.4%
China Gas Holdings Ltd.	1,399,400	1,601,794
Guangdong Investment Ltd.	3,032,387	2,615,795
Lenovo Group Ltd.	3,380,000	3,523,798
Longfor Group Holdings Ltd. (a)(d)	1,048,032	2,546,325
Ping An Insurance Group Co. of China Ltd. Class H	316,500	2,013,312
		12,301,024
FRANCE — 1.3%
Bouygues SA	90,019	3,020,963
GERMANY — 3.5%
Allianz SE	10,201	2,372,766
BASF SE	58,393	2,833,041
Deutsche Post AG	53,738	2,622,438
		7,828,245
HONG KONG — 8.4%
CK Infrastructure Holdings Ltd.	494,803	2,617,154
Henderson Land Development Co. Ltd.	789,883	2,348,502
Hongkong Land Holdings Ltd.	446,500	1,741,350
Security Description	Shares	Value
New World Development Co. Ltd.	1,401,337	$3,447,640
Power Assets Holdings Ltd.	531,553	2,784,403
Sino Land Co. Ltd.	1,993,264	2,449,421
Sun Hung Kai Properties Ltd.	145,239	1,829,249
Swire Properties Ltd.	759,800	1,867,359
		19,085,078
ITALY — 2.8%
A2A SpA (a)	2,267,567	4,138,862
Terna - Rete Elettrica Nazionale	248,308	2,114,678
		6,253,540
JAPAN — 15.7%
COMSYS Holdings Corp.	107,300	2,111,702
ENEOS Holdings, Inc.	610,893	2,089,636
EXEO Group, Inc.	116,100	2,320,634
JAFCO Group Co. Ltd.	167,100	2,130,732
Japan Metropolitan Fund Invest REIT	2,553	1,700,999
Lixil Corp.	126,800	1,600,188
Mitsubishi Gas Chemical Co., Inc.	140,700	2,035,032
Mitsui Mining & Smelting Co. Ltd.	79,400	1,817,792
MS&AD Insurance Group Holdings, Inc.	66,254	2,335,977
SBI Holdings, Inc.	131,110	2,511,350
Sekisui House Ltd.	106,400	2,138,895
Sumitomo Forestry Co. Ltd. (a)	134,100	3,231,538
Sumitomo Mitsui Trust Holdings, Inc.	54,304	1,921,032
Takeda Pharmaceutical Co. Ltd.	61,806	1,935,834
Toyo Seikan Group Holdings Ltd.	198,100	2,901,565
Toyo Tire Corp.	211,900	2,792,151
		35,575,057
NORWAY — 0.8%
Orkla ASA	255,194	1,836,502
SAUDI ARABIA — 1.0%
Saudi Telecom Co.	195,433	2,266,600
SINGAPORE — 1.1%
Singapore Technologies Engineering Ltd.	915,337	2,488,965
SOUTH KOREA — 0.9%
KT&G Corp.	30,549	1,919,673
SWITZERLAND — 6.3%
Adecco Group AG	101,990	3,332,217
Baloise Holding AG	13,666	2,007,167
Helvetia Holding AG	18,550	2,508,858
Swiss Life Holding AG	4,065	2,376,343
Swisscom AG	3,330	2,076,202

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Zurich Insurance Group AG	4,243	$2,015,146
		14,315,933
TAIWAN — 1.1%
Vanguard International Semiconductor Corp.	858,000	2,424,312
UNITED KINGDOM — 7.1%
British American Tobacco PLC	77,847	2,581,159
DCC PLC	35,272	1,972,199
IG Group Holdings PLC	263,401	2,267,104
Legal & General Group PLC	1,076,440	3,110,675
Primary Health Properties PLC REIT (a)	1,852,211	2,247,666
Schroders PLC	370,326	2,058,871
United Utilities Group PLC	152,148	1,860,056
		16,097,730
UNITED STATES — 18.7%
3M Co.	18,442	1,845,860
Boston Properties, Inc. REIT	36,488	2,101,344
Digital Realty Trust, Inc. REIT	20,403	2,323,290
Getty Realty Corp. REIT	64,861	2,193,599
Highwoods Properties, Inc. REIT	110,905	2,651,738
Holcim AG (c)	36,710	2,470,175
Janus Henderson Group PLC	115,488	3,147,048
Lazard Ltd. Class A	66,712	2,134,784
Leggett & Platt, Inc.	72,709	2,153,641
LTC Properties, Inc. REIT	78,294	2,585,268
LyondellBasell Industries NV Class A	28,148	2,584,831
Northwest Bancshares, Inc.	184,891	1,959,845
Philip Morris International, Inc.	22,068	2,154,278
Seagate Technology Holdings PLC	40,621	2,513,221
Universal Corp.	49,841	2,489,059
Verizon Communications, Inc.	73,883	2,747,709
Walgreens Boots Alliance, Inc.	63,956	1,822,106
Western Union Co.	217,895	2,555,908
		42,433,704
TOTAL COMMON STOCKS (Cost $249,860,277)		223,907,863

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (e)(f)	488,221	$488,319
State Street Navigator Securities Lending Portfolio II (g)(h)	15,747,073	15,747,073
TOTAL SHORT-TERM INVESTMENTS (Cost $16,235,392)		16,235,392
TOTAL INVESTMENTS — 105.9% (Cost $266,095,669)		240,143,255
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.9)%		(13,428,665)
NET ASSETS — 100.0%		$226,714,590
(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2023.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

At June 30, 2023, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	14	09/15/2023	$1,492,633	$1,508,850	$16,217
S&P/TSX 60 Index (long)	4	09/14/2023	724,936	736,732	11,796
E-mini S&P 500 Index (long)	3	09/15/2023	651,702	673,238	21,536
					$49,549

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$221,555,482	$2,352,381	$—	$223,907,863
Short-Term Investments	16,235,392	—	—	16,235,392
TOTAL INVESTMENTS	$237,790,874	$2,352,381	$—	$240,143,255
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$49,549	$—	$—	$49,549
TOTAL OTHER FINANCIAL INSTRUMENTS:	$49,549	$—	$—	$49,549
Sector Breakdown as of June 30, 2023

% of Net Assets
Financials	26.6%
Real Estate	16.4
Utilities	11.6
Industrials	10.7
Consumer Discretionary	7.0
Materials	6.5
Consumer Staples	5.6
Communication Services	5.3
Energy	4.5
Information Technology	3.7
Health Care	0.9
Short-Term Investments	7.1
Liabilities in Excess of Other Assets	(5.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	242,824	$242,873	$25,543,591	$25,298,120	$9	$(34)	488,221	$488,319	$28,940
State Street Navigator Securities Lending Portfolio II	19,491,595	19,491,595	83,351,464	87,095,986	—	—	15,747,073	15,747,073	75,717
Total		$19,734,468	$108,895,055	$112,394,106	$9	$(34)		$16,235,392	$104,657
See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 4.5%
APA Group Stapled Security	797,396	$5,143,322
Charter Hall Long Wale REIT	549,414	1,466,527
Metcash Ltd.	1,240,744	3,105,389
Sonic Healthcare Ltd.	208,126	4,927,835
Steadfast Group Ltd.	900,986	3,598,448
Woolworths Group Ltd.	156,836	4,147,728
		22,389,249
BELGIUM — 0.3%
Cofinimmo SA REIT (a)	22,222	1,668,002
BRAZIL — 0.7%
Hypera SA	368,902	3,518,487
CANADA — 16.5%
Algonquin Power & Utilities Corp. (a)	1,950,495	16,140,503
Allied Properties Real Estate Investment Trust	158,238	2,597,339
Atco Ltd. Class I (a)	99,547	2,967,039
BCE, Inc. (a)	181,128	8,267,622
Canadian Apartment Properties REIT	101,011	3,882,425
Canadian Utilities Ltd. Class A	236,842	6,140,978
Emera, Inc. (a)	174,937	7,212,970
Fortis, Inc. (a)	133,465	5,758,184
Gibson Energy, Inc. (a)	237,503	3,738,664
NorthWest Healthcare Properties Real Estate Investment Trust	232,249	1,102,228
Rogers Communications, Inc. Class B	89,724	4,098,181
Sun Life Financial, Inc. (a)	123,429	6,441,721
TC Energy Corp. (a)	205,335	8,308,057
TELUS Corp. (b)	309,781	6,035,257
TELUS Corp. (b)(c)	11,491	223,872
		82,915,040
CHINA — 4.7%
CGN Power Co. Ltd. Class H (d)	12,971,000	3,128,294
China Construction Bank Corp. Class H (c)	14,377,000	9,301,405
CITIC Securities Co. Ltd. Class H	1,642,500	2,976,227
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,557,800	3,085,146
Wilmar International Ltd.	1,890,800	5,309,078
		23,800,150
FINLAND — 1.7%
Elisa Oyj	93,394	4,986,638
Orion Oyj Class B	79,953	3,316,437
		8,303,075
FRANCE — 2.8%
Bouygues SA	267,727	8,984,696
Security Description	Shares	Value
Gecina SA REIT	48,241	$5,134,149
		14,118,845
GERMANY — 5.6%
Allianz SE	29,367	6,830,801
E.ON SE	660,357	8,414,853
FUCHS PETROLUB SE Preference Shares	44,555	1,760,637
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,205	4,950,128
Vonovia SE	324,600	6,337,312
		28,293,731
HONG KONG — 4.8%
CLP Holdings Ltd.	1,031,500	8,016,021
Hang Lung Properties Ltd.	2,509,000	3,873,988
Henderson Land Development Co. Ltd.	1,209,000	3,594,633
HKT Trust & HKT Ltd. Stapled Security	2,504,000	2,910,885
Sun Hung Kai Properties Ltd.	445,000	5,604,663
		24,000,190
IRELAND — 1.0%
CRH PLC	90,566	4,989,781
ITALY — 5.6%
Enel SpA	1,572,315	10,580,564
Italgas SpA (a)	497,306	2,943,394
Snam SpA	1,449,597	7,570,692
Terna - Rete Elettrica Nazionale	740,697	6,308,034
UnipolSai Assicurazioni SpA (a)	317,103	785,328
		28,188,012
JAPAN — 17.8%
Air Water, Inc.	218,200	3,009,525
Chiba Bank Ltd.	519,000	3,138,023
Concordia Financial Group Ltd.	1,123,400	4,372,815
Daiwa House Industry Co. Ltd.	237,500	6,231,017
Daiwa House REIT Investment Corp.	2,273	4,343,603
DIC Corp. (a)	121,600	2,196,683
Industrial & Infrastructure Fund Investment Corp. REIT	2,735	2,868,689
Japan Real Estate Investment Corp. REIT	1,162	4,405,687
Kajima Corp.	478,900	7,190,044
MS&AD Insurance Group Holdings, Inc.	213,000	7,509,932
Nippon Building Fund, Inc. REIT (a)	1,226	4,801,024
NIPPON EXPRESS HOLDINGS, Inc.	90,600	5,079,893
Obayashi Corp.	737,000	6,343,294
SBI Holdings, Inc.	389,600	7,462,605
Sekisui House Ltd.	309,800	6,227,723

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Sekisui House Reit, Inc.	4,708	$2,732,910
Takeda Pharmaceutical Co. Ltd.	192,200	6,019,922
Tosoh Corp.	502,700	5,909,207
		89,842,596
MALAYSIA — 0.3%
MISC Bhd	946,900	1,452,556
NEW ZEALAND — 0.5%
Spark New Zealand Ltd.	833,507	2,599,199
NORWAY — 2.4%
Orkla ASA	651,187	4,686,264
Telenor ASA (a)	728,066	7,393,775
		12,080,039
RUSSIA — 0.0%
Inter RAO UES PJSC (e)	71,668,770	—
SINGAPORE — 3.7%
Frasers Centrepoint Trust REIT	1,236,200	2,000,427
Mapletree Logistics Trust REIT	5,181,600	6,202,529
Singapore Technologies Engineering Ltd.	2,545,900	6,922,756
Venture Corp. Ltd.	322,600	3,506,444
		18,632,156
SOUTH AFRICA — 0.9%
Vodacom Group Ltd.	726,979	4,510,127
SPAIN — 4.5%
Enagas SA (a)	449,446	8,826,223
Iberdrola SA	502,327	6,549,065
Redeia Corp. SA (a)	447,232	7,506,807
		22,882,095
SWITZERLAND — 6.5%
Baloise Holding AG	35,995	5,286,696
Novartis AG	57,222	5,756,419
PSP Swiss Property AG	35,721	3,988,742
SGS SA	49,205	4,650,729
Swisscom AG	10,080	6,284,719
Zurich Insurance Group AG	14,590	6,929,292
		32,896,597
TAIWAN — 7.8%
Asia Cement Corp.	2,296,000	3,273,207
Chunghwa Telecom Co. Ltd.	1,222,000	4,571,048
Pegatron Corp.	1,919,000	4,608,878
Powertech Technology, Inc.	1,192,000	4,018,687
President Chain Store Corp.	337,000	3,056,800
Synnex Technology International Corp.	2,013,000	3,748,784
Wistron Corp.	3,766,000	10,979,556
Zhen Ding Technology Holding Ltd.	1,505,000	5,073,930
		39,330,890
Security Description	Shares	Value
THAILAND — 0.9%
Advanced Info Service PCL NVDR	716,300	$4,323,458
UNITED KINGDOM — 3.0%
DCC PLC	74,555	4,168,669
National Grid PLC	557,152	7,370,232
Schroders PLC	682,459	3,794,210
		15,333,111
UNITED STATES — 2.6%
Haleon PLC	3,409	13,966
Holcim AG (c)	106,363	7,157,048
Sanofi	53,431	5,724,396
		12,895,410
TOTAL COMMON STOCKS (Cost $504,163,345)		498,962,796

SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (f)(g)	247,116	247,165
State Street Navigator Securities Lending Portfolio II (h)(i)	28,655,683	28,655,683
TOTAL SHORT-TERM INVESTMENTS (Cost $28,902,848)		28,902,848
TOTAL INVESTMENTS — 104.8% (Cost $533,066,193)		527,865,644
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(24,095,608)
NET ASSETS — 100.0%		$503,770,036
(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2023.

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$498,738,924	$223,872	$0(a)	$498,962,796
Short-Term Investments	28,902,848	—	—	28,902,848
TOTAL INVESTMENTS	$527,641,772	$223,872	$0	$527,865,644
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2023.
Sector Breakdown as of June 30, 2023

% of Net Assets
Utilities	23.9%
Financials	14.6
Real Estate	14.5
Communication Services	11.2
Industrials	8.9
Health Care	6.4
Information Technology	6.4
Materials	5.6
Consumer Staples	4.0
Energy	2.4
Consumer Discretionary	1.2
Short-Term Investments	5.7
Liabilities in Excess of Other Assets	(4.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	164,032	$164,064	$21,810,479	$21,727,310	$(68)	$—	247,116	$247,165	$14,907
State Street Navigator Securities Lending Portfolio II	38,049,552	38,049,552	159,028,078	168,421,947	—	—	28,655,683	28,655,683	154,472
Total		$38,213,616	$180,838,557	$190,149,257	$(68)	$—		$28,902,848	$169,379
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
BELGIUM — 0.0% (a)
Cenergy Holdings SA	24,785	$162,784
Citicore Energy REIT Corp.	1,528,000	70,864
		233,648
BRAZIL — 5.4%
3R Petroleum Oleo E Gas SA (b)	196,744	1,217,415
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA (b)	190,779	52,599
AES Brasil Energia SA	193,503	491,379
Afya Ltd. Class A (b)(c)	30,251	424,724
Agrogalaxy Participacoes SA	33,000	41,729
Aliansce Sonae Shopping Centers sa	310,719	1,587,733
Alupar Investimento SA	109,418	680,007
Ambipar Participacoes e Empreendimentos SA	31,205	140,888
Anima Holding SA (b)	201,415	174,944
Arco Platform Ltd. Class A (b)(c)	35,638	432,645
Arezzo Industria e Comercio SA	51,935	851,265
Armac Locacao Logistica E Servicos SA	68,178	211,714
Azul SA Preference Shares (b)	225,001	1,019,594
Banco ABC Brasil SA Preference Shares	24,917	98,501
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	162,693	505,886
Banco Pan SA Preference Shares	223,624	424,162
Bemobi Mobile Tech SA	44,830	131,869
Blau Farmaceutica SA	24,456	94,346
Boa Vista Servicos SA	147,299	242,445
Bradespar SA	46,607	202,022
Bradespar SA Preference Shares	195,230	898,851
BrasilAgro - Co. Brasileira de Propriedades Agricolas	35,273	179,217
Camil Alimentos SA	132,033	193,232
Centro De Imagem Diagnosticos SA (b)	12,400	61,177
CI&T, Inc. Class A (b)(c)	12,985	81,416
Cia Brasileira de Aluminio	161,679	168,918
Cia Brasileira de Distribuicao (b)	112,325	435,655
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	38,623	388,072
Cia de Saneamento de Minas Gerais Copasa MG	149,564	655,738
Cia de Saneamento do Parana	180,949	819,972
Cia Energetica do Ceara Class A, Preference Shares	7,148	85,201
Security Description	Shares	Value
CM Hospitalar SA	89,464	$368,316
Cogna Educacao SA (b)	1,196,593	808,643
Cury Construtora e Incorporadora SA	136,512	454,191
CVC Brasil Operadora e Agencia de Viagens SA (b)	261,098	189,978
Cyrela Brazil Realty SA Empreendimentos e Participacoes	205,934	859,339
Dexco SA	241,903	418,717
Dimed SA Distribuidora da Medicamentos	34,300	91,012
Direcional Engenharia SA	118,117	481,136
EcoRodovias Infraestrutura e Logistica SA	181,896	245,092
Eletromidia SA (b)	48,808	164,919
Enauta Participacoes SA	77,433	220,549
Even Construtora e Incorporadora SA	88,935	125,549
Ez Tec Empreendimentos e Participacoes SA	79,320	302,876
Fleury SA	235,428	783,295
Fras-Le SA	50,705	134,541
Gafisa SA (b)	58,271	83,589
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	147,674	403,165
GPS Participacoes e Empreendimentos SA (d)	284,484	996,048
Grendene SA	332,695	515,870
Grupo De Moda Soma SA	386,052	960,328
Grupo SBF SA	60,529	166,756
Guararapes Confeccoes SA	67,787	108,482
Hidrovias do Brasil SA (b)	288,295	190,045
Hospital Mater Dei SA	65,555	144,862
Iguatemi SA	153,697	714,322
Infracommerce CXAAS SA (b)	420,131	148,927
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	62,590	335,915
Inter & Co., Inc. BDR (b)	158,325	486,068
International Meal Co. Alimentacao SA Class A (b)	243,263	130,103
Iochpe Maxion SA	126,449	327,394
Irani Papel e Embalagem SA	115,952	222,818
IRB-Brasil Resseguros SA (b)	74,356	671,269
Jalles Machado SA	87,467	136,350
JHSF Participacoes SA	252,387	266,304
Kepler Weber SA	82,062	160,926
Lavvi Empreendimentos Imobiliarios Ltda	91,930	134,541
Locaweb Servicos de Internet SA (d)	360,621	641,403
LOG Commercial Properties e Participacoes SA	36,864	178,742
Log-in Logistica Intermodal SA (b)	25,094	266,962
Lojas Quero Quero SA (b)	139,840	176,539

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Mahle Metal Leve SA	33,209	$320,387
Marcopolo SA Preference Shares	401,900	434,059
Marfrig Global Foods SA	208,413	314,088
Meliuz SA (b)(d)	43,226	69,982
Mills Estruturas e Servicos de Engenharia SA	130,570	305,042
Minerva SA	322,862	711,448
Movida Participacoes SA	130,102	283,991
MPM Corporeos SA (b)	144,931	54,680
MRV Engenharia e Participacoes SA	268,933	645,016
Multilaser Industrial SA (b)	91,425	47,191
Nexa Resources SA (c)	34,954	169,876
Odontoprev SA	203,140	528,484
Omega Energia SA (b)	157,537	369,023
Oncoclinicas do Brasil Servicos Medicos SA (b)	91,843	192,292
Orizon Valorizacao de Residuos SA (b)	41,928	324,108
Pet Center Comercio e Participacoes SA	262,224	357,677
Petroreconcavo SA	105,760	420,278
Portobello SA	50,624	73,040
Positivo Tecnologia SA	61,010	116,607
Qualicorp Consultoria e Corretora de Seguros SA	68,203	68,429
Randon SA Implementos e Participacoes Preference Shares	112,084	282,766
Romi SA	43,330	150,990
Santos Brasil Participacoes SA	498,798	1,050,536
Schulz SA Preference Shares	194,263	256,923
Sequoia Logistica e Transportes SA (b)	167,832	51,839
Sinqia SA	51,764	237,252
Sitios Latinoamerica SAB de CV (b)(c)	1,166,192	469,183
SLC Agricola SA	86,636	686,407
Smartfit Escola de Ginastica e Danca SA (b)	142,617	635,627
Taurus Armas SA	33,900	105,902
Tegma Gestao Logistica SA	30,596	138,900
Terra Santa Propriedades Agricolas SA	14,800	74,982
Tres Tentos Agroindustrial SA	97,200	258,918
Tupy SA	58,849	319,863
Unifique Telecomunicacoes SA	51,600	43,963
Unipar Carbocloro SA	6,338	98,026
Unipar Carbocloro SA Class B, Preference Shares	36,408	597,290
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	54,300	164,904
Vasta Platform Ltd. (b)	21,321	71,425
Via SA (b)	1,117,880	498,226
Security Description	Shares	Value
Vinci Partners Investments Ltd. Class A (c)	25,789	$240,353
Vitru Ltd. (b)	8,426	135,069
Vittia Fertilizantes E Biologicos SA	26,000	63,760
Vivara Participacoes SA	76,505	451,671
VTEX Class A (b)	48,037	230,578
Vulcabras Azaleia SA	127,222	456,248
Wilson Sons Holdings Brasil SA	107,371	300,479
Wiz Co.	65,203	85,153
YDUQS Participacoes SA (b)	183,230	752,823
Zamp SA (b)	163,295	154,020
		42,078,971
BRITISH VIRGIN ISLANDS — 0.0% (a)
SF Real Estate Investment Trust	406,000	144,027
CHILE — 0.9%
Aguas Andinas SA Class A	2,202,302	763,249
CAP SA	54,140	400,770
Colbun SA	5,519,822	873,923
Embotelladora Andina SA Class B, Preference Shares	299,604	784,726
Empresa Nacional de Telecomunicaciones SA	99,186	398,797
Engie Energia Chile SA (b)	347,825	333,108
Grupo Security SA	758,979	192,075
Inversiones Aguas Metropolitanas SA	409,366	334,270
Inversiones La Construccion SA	23,543	170,523
Parque Arauco SA	626,781	1,007,194
Plaza SA	272,911	421,368
Ripley Corp. SA	661,863	128,899
Salfacorp SA	296,732	147,968
SMU SA	1,646,941	289,495
SONDA SA	353,017	171,568
Vina Concha y Toro SA	560,528	652,257
		7,070,190
CHINA — 14.4%
111, Inc. ADR (b)	32,660	80,344
361 Degrees International Ltd. (b)(c)	732,000	348,411
3SBio, Inc. (d)	768,000	771,273
5I5J Holding Group Co. Ltd. Class A	162,890	59,336
Acrobiosystems Co. Ltd. Class A	5,400	46,631
Advanced Technology & Materials Co. Ltd. Class A	48,200	62,745
Aerospace Hi-Tech Holdings Group Ltd. Class A	36,538	53,741
Agora, Inc. ADR (b)	67,452	211,125
AK Medical Holdings Ltd. (c)(d)	440,739	382,439
A-Living Smart City Services Co. Ltd. (b)(d)	497,000	319,639

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Allmed Medical Products Co. Ltd. Class A	48,900	$69,773
Alpha Group Class A (b)	117,100	160,645
Alphamab Oncology (b)(c)(d)	347,000	331,210
Amoy Diagnostics Co. Ltd. Class A	24,800	82,703
An Hui Wenergy Co. Ltd. Class A	108,000	97,982
ANE Cayman, Inc. (b)	267,500	192,178
Anhui Construction Engineering Group Co. Ltd. Class A	245,400	178,110
Anhui Expressway Co. Ltd. Class A	95,800	138,008
Anhui Expressway Co. Ltd. Class H	254,000	245,359
Anhui Genuine New Materials Co. Ltd. Class A (b)	28,580	34,808
Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	51,800	51,695
Anhui Tatfook Technology Co. Ltd. Class A (b)	37,500	52,836
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	46,848	67,618
Antengene Corp. Ltd. (b)(d)	357,080	70,627
Anton Oilfield Services Group (b)	792,000	43,458
Aoshikang Technology Co. Ltd. Class A (b)	14,800	77,674
Aotecar New Energy Technology Co. Ltd. Class A (b)	119,300	43,786
ApicHope Pharmaceutical Co. Ltd. Class A	26,550	106,933
Archermind Technology Nanjing Co. Ltd. Class A	10,700	67,908
Archosaur Games, Inc. (b)(c)(d)	194,000	100,013
Arcsoft Corp. Ltd. Class A	30,488	179,161
Ascentage Pharma Group International (b)(c)(d)	148,219	399,079
Ascletis Pharma, Inc. (b)(d)	308,000	73,889
Asia Cement China Holdings Corp.	392,270	193,717
AsiaInfo Technologies Ltd. (d)	301,114	418,822
ATRenew, Inc. ADR (b)	111,577	325,805
Ausnutria Dairy Corp. Ltd. (b)(c)	213,000	93,228
AustAsia Group Ltd. (b)(c)	118,320	46,201
Bairong, Inc. (b)(c)(d)	186,365	220,691
Baozun, Inc. Class A (b)(c)	142,941	190,063
BC Technology Group Ltd. (b)	197,026	41,735
Bear Electric Appliance Co. Ltd. Class A	13,645	156,617
Beauty Farm Medical & Health Industry, Inc.	23,000	69,558
Beibuwan Port Co. Ltd. Class A	123,600	129,125
Security Description	Shares	Value
Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	36,600	$57,606
Beijing Capital Development Co. Ltd. Class A	243,200	130,379
Beijing Career International Co. Ltd. Class A	14,100	68,554
Beijing Certificate Authority Co. Ltd. Class A	18,700	74,288
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class A (b)	10,382	34,964
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H (c)	76,250	147,896
Beijing eGOVA Co. Ltd. Class A (b)	37,400	127,909
Beijing E-Hualu Information Technology Co. Ltd. Class A (b)	39,300	179,515
Beijing Enterprises Urban Resources Group Ltd.	1,072,000	72,501
Beijing Haixin Energy Technology Co. Ltd. Class A	144,700	68,026
Beijing Hezong Science & Technology Co. Ltd. Class A (b)	65,100	41,790
Beijing Highlander Digital Technology Co. Ltd. Class A (b)	42,100	71,702
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (b)	15,600	27,834
Beijing Jingneng Clean Energy Co. Ltd. Class H	1,594,000	380,366
Beijing North Star Co. Ltd. Class A	613,500	171,194
Beijing Orient Landscape & Environment Co. Ltd. Class A (b)	351,600	82,163
Beijing Orient National Communication Science & Technology Co. Ltd. Class A (b)	82,600	127,622
Beijing SL Pharmaceutical Co. Ltd. Class A	72,900	101,111
Beijing SPC Environment Protection Tech Co. Ltd. Class A	47,600	36,053
Beijing Strong Biotechnologies, Inc. Class A	43,900	140,786
Beijing SuperMap Software Co. Ltd. Class A (b)	31,500	102,665
Beijing Tongtech Co. Ltd. Class A	34,200	96,703
Beijing Ultrapower Software Co. Ltd. Class A	154,300	296,943
Beijing VRV Software Corp. Ltd. Class A (b)	115,200	79,811

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Beijing Water Business Doctor Co. Ltd. Class A (b)	56,800	$56,216
Beken Corp. Class A	9,000	35,407
Bengang Steel Plates Co. Ltd. Class A (b)	94,100	51,740
Bengang Steel Plates Co. Ltd. Class B (b)	341,000	79,630
Bestway Marine & Energy Technology Co. Ltd. Class A (b)	116,500	80,551
Beyondsoft Corp. Class A	32,900	63,902
Biem.L.Fdlkk Garment Co. Ltd. Class A	26,200	127,528
Binjiang Service Group Co. Ltd.	96,284	253,101
Bit Digital, Inc. (b)(c)	68,472	277,996
Black Peony Group Co. Ltd. Class A	85,200	71,090
Blue Sail Medical Co. Ltd. Class A	51,000	50,335
Bohai Leasing Co. Ltd. Class A (b)	1,226,400	354,022
BrightGene Bio-Medical Technology Co. Ltd. Class A	27,691	83,703
Brii Biosciences Ltd. (b)(c)	269,500	107,984
B-Soft Co. Ltd. Class A	120,400	138,691
Burning Rock Biotech Ltd. ADR (b)(c)	48,917	106,639
C&D Property Management Group Co. Ltd.	393,000	195,582
Canaan, Inc. ADR (b)(c)	130,545	278,061
Cango, Inc. ADR (c)	48,747	57,029
Cangzhou Mingzhu Plastic Co. Ltd. Class A	93,300	58,098
CARsgen Therapeutics Holdings Ltd. (b)(c)(d)	286,000	353,641
Castech, Inc. Class A	24,100	91,897
Cayman Engley Industrial Co. Ltd.	43,313	112,230
Central China Management Co. Ltd.	974,000	46,608
Central China New Life Ltd. (b)	347,000	116,012
CETC Digital Technology Co. Ltd. Class A	35,430	114,889
CGN Mining Co. Ltd. (b)	1,785,004	184,500
CGN New Energy Holdings Co. Ltd. (c)	884,000	245,913
CGN Nuclear Technology Development Co. Ltd. Class A	46,300	52,379
Changchun Faway Automobile Components Co. Ltd. Class A	9,700	10,920
Changsha Broad Homes Industrial Group Co. Ltd. Class H (b)(d)	76,200	16,822
Chaoju Eye Care Holdings Ltd.	182,000	107,993
Chaowei Power Holdings Ltd.	231,000	44,805
Security Description	Shares	Value
Cheerwin Group Ltd. (c)(d)	373,470	$78,634
Chen Lin Education Group Holdings Ltd. (b)	272,000	69,418
Cheng De Lolo Co. Ltd. Class A	50,200	61,070
Chengdu ALD Aviation Manufacturing Corp. Class A	19,080	64,520
Chengdu Hongqi Chain Co. Ltd. Class A	45,700	36,687
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	54,000	141,926
Chengdu Leejun Industrial Co. Ltd. Class A	55,900	59,705
Chengdu Spaceon Electronics Co. Ltd. Class A	18,460	50,192
Chenguang Biotech Group Co. Ltd. Class A	18,900	46,504
Chengzhi Co. Ltd. Class A	71,100	74,474
China Aircraft Leasing Group Holdings Ltd. (c)	137,000	70,977
China Aluminum International Engineering Corp. Ltd. Class A (b)	68,900	50,765
China Aoyuan Group Ltd. (b)(c)(e)	538,000	20,252
China BlueChemical Ltd. Class H	1,098,000	246,597
China CAMC Engineering Co. Ltd. Class A (b)	125,700	206,136
China Chunlai Education Group Co. Ltd.	185,000	128,423
China Conch Environment Protection Holdings Ltd. (b)(c)	1,293,500	377,985
China Datang Corp. Renewable Power Co. Ltd. Class H	1,894,343	633,333
China Design Group Co. Ltd. Class A	31,320	37,671
China Development Bank Financial Leasing Co. Ltd. Class H (d)	280,000	37,159
China Dili Group (b)(c)(e)	1,900,000	80,009
China Dongxiang Group Co. Ltd.	2,584,000	100,569
China East Education Holdings Ltd. (c)(d)	414,500	159,207
China Education Group Holdings Ltd. (c)	916,000	713,013
China Everbright Greentech Ltd. (c)(d)	355,000	59,796
China Everbright Ltd.	678,902	406,305
China Express Airlines Co. Ltd. Class A (b)	86,900	100,938
China Foods Ltd.	716,000	253,084
China Forestry Holdings Co. Ltd. (b)(e)	1,642,000	—
China Hanking Holdings Ltd.	795,891	78,202

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
China Harmony Auto Holding Ltd. (b)(c)	494,000	$54,212
China Harzone Industry Corp. Ltd. Class A	45,300	59,156
China High Speed Railway Technology Co. Ltd. Class A (b)	190,700	61,865
China Isotope & Radiation Corp. (b)	58,203	113,783
China Kepei Education Group Ltd.	396,000	119,761
China Lilang Ltd.	243,000	130,235
China Modern Dairy Holdings Ltd. (c)	2,279,791	238,551
China National Accord Medicines Corp. Ltd. Class A	32,120	192,549
China National Accord Medicines Corp. Ltd. Class B	28,578	54,409
China New Higher Education Group Ltd. (d)	652,093	193,882
China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A (b)	73,700	47,818
China Nonferrous Mining Corp. Ltd.	902,746	426,226
China Oriental Group Co. Ltd. (c)	1,038,882	141,848
China Overseas Grand Oceans Group Ltd. (c)	1,423,000	666,413
China Rare Earth Holdings Ltd. (b)(c)	1,292,400	64,318
China Renaissance Holdings Ltd. (b)(c)(d)(e)	177,940	123,806
China Resources Medical Holdings Co. Ltd.	731,500	560,998
China Risun Group Ltd. (c)	1,068,000	496,072
China Sanjiang Fine Chemicals Co. Ltd. (b)	605,097	101,151
China SCE Group Holdings Ltd. (c)	1,740,307	108,816
China Shineway Pharmaceutical Group Ltd.	248,138	279,593
China South City Holdings Ltd. (b)(c)	3,048,000	190,583
China Testing & Certification International Group Co. Ltd. Class A	54,322	78,106
China Travel International Investment Hong Kong Ltd. (b)(c)	1,470,000	286,999
China Water Affairs Group Ltd. (c)	705,357	532,848
China West Construction Group Co. Ltd. Class A	84,000	82,443
China XLX Fertiliser Ltd.	348,118	148,814
China Yongda Automobiles Services Holdings Ltd.	1,067,000	536,455
Security Description	Shares	Value
China Youran Dairy Group Ltd. (d)	802,000	$177,049
China Yuhua Education Corp. Ltd. (b)(d)	1,248,653	140,216
China Yurun Food Group Ltd. (b)	1,009,000	36,051
China ZhengTong Auto Services Holdings Ltd. (b)	1,474,385	99,715
China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A (b)	53,000	67,973
Chinese Universe Publishing & Media Group Co. Ltd. Class A	79,700	145,929
Chlitina Holding Ltd.	56,000	358,715
Chongqing Department Store Co. Ltd. Class A	20,100	86,868
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A (b)	55,568	162,546
Chongqing Sanfeng Environment Group Corp. Ltd. Class A	52,100	52,997
Chongqing Zaisheng Technology Corp. Ltd. Class A	47,880	28,104
Chongqing Zongshen Power Machinery Co. Ltd. Class A	37,500	36,496
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	70,720	56,578
Chutian Dragon Co. Ltd. Class A	28,800	71,814
CIFI Ever Sunshine Services Group Ltd. (c)(e)	604,000	176,307
CITIC Resources Holdings Ltd.	1,400,000	70,566
CITIC Telecom International Holdings Ltd.	1,385,287	530,314
City Development Environment Co. Ltd. Class A (b)	14,500	26,529
Client Service International, Inc. Class A (b)	33,950	63,422
Cloud Music, Inc. (b)(c)(d)	48,800	516,857
Clover Biopharmaceuticals Ltd. (b)(c)	425,500	57,011
CMGE Technology Group Ltd. (b)	993,338	221,823
CMST Development Co. Ltd. Class A	124,100	91,947
CNFinance Holdings Ltd. ADR (b)(c)	22,300	65,161
CoCreation Grass Co. Ltd. Class A	5,900	18,110
COFCO Joycome Foods Ltd. (b)(c)	2,238,236	536,953
Cofoe Medical Technology Co. Ltd. Class A	11,400	77,256
COL Group Co. Ltd. Class A (b)	53,000	129,826

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Confidence Intelligence Holdings Ltd. (b)(c)	36,229	$81,736
Consun Pharmaceutical Group Ltd.	226,000	152,847
Contec Medical Systems Co. Ltd. Class A	26,400	83,321
COSCO SHIPPING International Hong Kong Co. Ltd.	324,000	105,428
CPMC Holdings Ltd. (c)	516,000	256,137
CQ Pharmaceutical Holding Co. Ltd. Class A (b)	68,800	63,648
Crystal Clear Electronic Material Co. Ltd. Class A (b)	32,300	88,400
CSPC Innovation Pharmaceutical Co. Ltd. Class A	62,560	110,848
CSSC Hong Kong Shipping Co. Ltd. (c)	1,304,321	216,372
CStone Pharmaceuticals (b)(d)	434,500	138,058
CTS International Logistics Corp. Ltd. Class A	73,400	91,916
Dada Nexus Ltd. ADR (b)	70,108	372,273
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	109,000	77,014
Dalipal Holdings Ltd.	242,000	88,937
Dazhong Transportation Group Co. Ltd. Class B (b)	563,135	113,190
DBG Technology Co. Ltd. Class A	57,900	85,161
DeHua TB New Decoration Materials Co. Ltd. Class A	53,000	79,484
Deppon Logistics Co. Ltd. Class A (b)	59,200	125,483
Dexin China Holdings Co. Ltd. (b)	564,000	27,708
Dexin Services Group Ltd. REIT (b)	124,000	42,406
Digital China Group Co. Ltd. Class A	41,200	150,589
Digital China Information Service Co. Ltd. Class A	48,000	81,157
DingDong Cayman Ltd. ADR (b)	93,553	289,079
Dongfang Electronics Co. Ltd. Class A	70,000	93,528
Dongguan Aohai Technology Co. Ltd. Class A	17,900	83,462
Dongguan Development Holdings Co. Ltd. Class A	66,100	83,138
Dongjiang Environmental Co. Ltd. Class A	133,400	109,107
DouYu International Holdings Ltd. ADR (b)	134,954	141,702
Dynagreen Environmental Protection Group Co. Ltd. Class A	51,400	52,214
Security Description	Shares	Value
Dynagreen Environmental Protection Group Co. Ltd. Class H	412,058	$131,979
Eastern Communications Co. Ltd. Class A	56,000	109,694
Eastern Communications Co. Ltd. Class B	109,400	48,245
E-Commodities Holdings Ltd. (c)	772,000	103,438
Edan Instruments, Inc. Class A	54,900	113,803
Edifier Technology Co. Ltd. Class A	46,100	131,048
Edvantage Group Holdings Ltd.	333,143	96,500
EEKA Fashion Holdings Ltd. (c)	178,104	234,090
EHang Holdings Ltd. ADR (b)(c)	31,262	474,245
Emeren Group Ltd. ADR (b)	47,446	179,820
Era Co. Ltd. Class A	72,000	55,820
Essex Bio-technology Ltd.	333,612	152,830
EVA Precision Industrial Holdings Ltd.	951,189	93,461
Everest Medicines Ltd. (b)(c)(d)	130,500	396,333
Excellence Commercial Property & Facilities Management Group Ltd. (c)	276,784	90,418
Fanhua, Inc. ADR (b)(c)	39,146	325,303
FAWER Automotive Parts Co. Ltd. Class A	131,500	91,104
FIH Mobile Ltd. (b)	2,409,198	242,869
FinVolution Group ADR (c)	137,395	632,017
Fire Rock Holdings Ltd. (b)(c)(e)	958,700	34,254
First Tractor Co. Ltd. Class A	37,500	60,517
First Tractor Co. Ltd. Class H (c)	254,000	119,924
Flowing Cloud Technology Ltd. (b)(c)	160,000	34,913
Focus Lightings Tech Co. Ltd. Class A	42,300	57,390
Focused Photonics Hangzhou, Inc. Class A (b)	25,400	70,773
Foran Energy Group Co. Ltd. Class A	16,000	28,284
Fosun Tourism Group (b)(d)	167,993	158,419
Fu Shou Yuan International Group Ltd.	1,186,000	815,729
Fufeng Group Ltd. (c)	877,000	443,167
Fujian Boss Software Development Co. Ltd. Class A	64,392	135,780
Fujian Snowman Co. Ltd. Class A (b)	59,600	68,245
Fujian Star-net Communication Co. Ltd. Class A	30,800	95,641
Fujian Yongfu Power Engineering Co. Ltd. Class A	11,300	55,142

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Fulu Holdings Ltd.	133,500	$67,801
Gansu Qilianshan Cement Group Co. Ltd. Class A (b)	33,700	52,671
Gaotu Techedu, Inc. ADR (b)(c)	117,449	339,428
Genertec Universal Medical Group Co. Ltd. (d)	693,636	380,603
Genimous Technology Co. Ltd. Class A (b)	94,360	90,925
Genor Biopharma Holdings Ltd. (b)(c)(d)	284,000	68,856
GEPIC Energy Development Co. Ltd. Class A	76,100	54,710
Getein Biotech, Inc. Class A	47,750	84,607
Global New Material International Holdings Ltd. (b)	403,000	225,243
Goke Microelectronics Co. Ltd. Class A (b)	13,600	155,820
GoldenHome Living Co. Ltd. Class A	10,192	46,962
Goldenmax International Group Ltd. Class A	37,100	47,071
Goodbaby International Holdings Ltd. (b)	498,000	34,951
Greatview Aseptic Packaging Co. Ltd. (b)	689,725	189,229
Gree Real Estate Co. Ltd. Class A	112,800	106,368
Greentown Management Holdings Co. Ltd. (b)(d)	655,904	520,599
GRG Metrology & Test Group Co. Ltd. Class A	36,300	100,246
Guangdong Advertising Group Co. Ltd. Class A	137,100	90,649
Guangdong Aofei Data Technology Co. Ltd. Class A	76,967	107,915
Guangdong Baolihua New Energy Stock Co. Ltd. Class A (b)	127,400	122,938
Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (b)	108,600	85,688
Guangdong Dongpeng Holdings Co. Ltd. Class A	74,300	82,626
Guangdong Dowstone Technology Co. Ltd. Class A	27,700	47,862
Guangdong Golden Dragon Development, Inc. Class A	42,800	73,424
Guangdong Guanghua Sci-Tech Co. Ltd. Class A (b)	18,800	43,622
Guangdong Highsun Group Co. Ltd. Class A (b)	208,000	61,187
Guangdong Hybribio Biotech Co. Ltd. Class A	48,375	66,630
Guangdong Shunkong Development Co. Ltd. Class A	27,200	63,412
Security Description	Shares	Value
Guangdong South New Media Co. Ltd. Class A	18,100	$114,102
Guangdong Tapai Group Co. Ltd. Class A	292,800	310,719
Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	129,200	49,373
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	43,900	102,527
Guangxi Liugong Machinery Co. Ltd. Class A	101,520	110,245
Guangzhou Jet Biofiltration Co. Ltd. Class A	16,812	42,222
Guangzhou KDT Machinery Co. Ltd. Class A	27,360	73,940
Guangzhou Sie Consulting Co. Ltd. Class A	21,980	83,934
Guangzhou Zhiguang Electric Co. Ltd. Class A (b)	40,900	46,608
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (b)	73,200	90,358
Guizhou Zhongyida Co. Ltd. Class B (b)	324,900	112,415
Haima Automobile Co. Ltd. Class A (b)	66,100	37,980
Hainan Development Holdings Nanhai Co. Ltd. Class A (b)	47,900	65,844
Hainan Meilan International Airport Co. Ltd. Class H (b)	128,940	159,764
Hainan Poly Pharm Co. Ltd. Class A	27,500	73,902
Hainan Strait Shipping Co. Ltd. Class A	146,300	121,468
Haitong UniTrust International Leasing Co. Ltd. Class H (c)(d)	762,000	88,485
Hand Enterprise Solutions Co. Ltd. Class A	102,400	162,437
Hangcha Group Co. Ltd. Class A	47,800	154,738
Hangxiao Steel Structure Co. Ltd. Class A	232,300	130,602
Hangzhou Dptech Technologies Co. Ltd. Class A	48,650	110,811
Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	27,100	158,358
Hangzhou Haoyue Personal Care Co. Ltd. Class A	11,600	76,538
Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A (b)	193,800	87,112
Hangzhou Onechance Tech Corp. Class A	19,500	73,901
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (b)(d)	108,000	129,684

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Hangzhou Shunwang Technology Co. Ltd. Class A	58,200	$137,684
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	311,443	362,845
Harbin Electric Co. Ltd. Class H	520,000	209,019
HBIS Resources Co. Ltd. Class A	42,400	78,683
HBM Holdings Ltd. (b)(c)(d)	571,842	107,267
HC SemiTek Corp. Class A (b)	62,700	59,039
Health & Happiness H&H International Holdings Ltd.	153,000	196,800
Hefei Urban Construction Development Co. Ltd. Class A	33,800	29,736
Hello Group, Inc. ADR	117,883	1,132,856
Henan Lingrui Pharmaceutical Co. Class A	39,900	88,084
Henan Yuguang Gold & Lead Co. Ltd. Class A	67,600	58,542
Henan Yuneng Holdings Co. Ltd. Class A (b)	85,500	57,002
Hexing Electrical Co. Ltd. Class A	50,300	174,516
Holitech Technology Co. Ltd. Class A (b)	296,500	143,873
Holly Futures Co. Ltd. Class A	10,100	21,283
Hollysys Automation Technologies Ltd. (b)	49,828	876,475
Hong Kong Aerospace Technology Group Ltd. (b)(c)	64,438	72,771
Hongda Xingye Co. Ltd. Class A (b)	148,100	45,602
Hope Education Group Co. Ltd. (b)(c)(d)	2,758,597	183,048
Hua Medicine (b)(d)	508,898	107,149
Huafon Microfibre Shanghai Technology Co. Ltd. Class A (b)	80,500	39,947
Huafu Fashion Co. Ltd. Class A (b)	85,500	36,904
Huangshan Tourism Development Co. Ltd. Class B (b)	321,361	241,021
Huapont Life Sciences Co. Ltd. Class A	95,400	65,569
Huazhong In-Vehicle Holdings Co. Ltd. (b)(c)	353,687	114,637
Hunan Aihua Group Co. Ltd. Class A	23,100	66,873
Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	159,300	70,729
Hunan Kaimeite Gases Co. Ltd. Class A (b)	31,900	50,427
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	147,500	148,214
Security Description	Shares	Value
HUYA, Inc. ADR (b)	78,050	$279,419
Hytera Communications Corp. Ltd. Class A (b)	77,200	61,656
HyUnion Holding Co. Ltd. Class A (b)	81,700	75,582
IAT Automobile Technology Co. Ltd. Class A (b)	33,600	84,476
iDreamSky Technology Holdings Ltd. (b)(c)(d)	631,680	278,898
I-Mab ADR (b)(c)	47,908	143,245
Immunotech Biopharm Ltd. (b)(c)	183,109	108,885
INESA Intelligent Tech, Inc. Class B	238,200	135,536
Ingdan, Inc. (c)(d)	464,000	82,893
Inkeverse Group Ltd. (b)	831,494	72,151
Inner Mongolia Xinhua Distribution Group Co. Ltd. Class A (b)	15,300	27,131
Innuovo Technology Co. Ltd. Class A	55,800	58,141
Intron Technology Holdings Ltd.	253,172	146,994
Jacobio Pharmaceuticals Group Co. Ltd. (b)(d)	334,990	251,351
Jenkem Technology Co. Ltd. Class A	3,932	57,590
JH Educational Technology, Inc. (b)	538,000	76,890
Jiajiayue Group Co. Ltd. Class A	41,500	71,536
Jiangling Motors Corp. Ltd. Class A	19,900	37,859
Jiangsu Amer New Material Co. Ltd. Class A	41,100	53,728
Jiangsu Ankura Smart Transmission Engineering Technology Co. Ltd. Class A (b)	9,600	51,663
Jiangsu Bioperfectus Technologies Co. Ltd. Class A (b)	2,707	20,540
Jiangsu Huachang Chemical Co. Ltd. Class A	41,800	43,037
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	215,500	109,308
Jiangsu Leike Defense Technology Co. Ltd. Class A (b)	52,600	37,815
Jiangsu Shagang Co. Ltd. Class A	110,500	60,910
Jiangsu Sidike New Material Science & Technology Co. Ltd. Class A	22,120	56,921
Jiangsu Sopo Chemical Co. Class A	33,800	30,340

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	162,760	$94,638
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (b)	301,400	65,046
Jiangxi Fushine Pharmaceutical Co. Ltd. Class A (b)	31,900	55,953
Jiangxi Wannianqing Cement Co. Ltd. Class A	306,000	325,988
Jiangzhong Pharmaceutical Co. Ltd. Class A	36,800	110,934
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	57,100	37,989
Jilin Chemical Fibre Class A (b)	145,300	74,100
Jin Tong Ling Technology Group Co. Ltd. Class A (b)	89,500	36,662
Jinchuan Group International Resources Co. Ltd. (c)	1,749,000	89,273
Jinghua Pharmaceutical Group Co. Ltd. Class A	41,800	51,885
Jinke Properties Group Co. Ltd. Class A (b)	285,000	43,486
Jinke Smart Services Group Co. Ltd. Class H (b)(c)	131,500	189,281
Jinlei Technology Co. Ltd. Class A (b)	16,600	80,892
Jinneng Holding Shanxi Electric Power Co. Ltd. Class A (b)	190,500	83,011
Jinneng Science&Technology Co. Ltd. Class A	34,700	38,588
Jinxin Fertility Group Ltd. (c)(d)	1,628,500	860,321
Jiuzhitang Co. Ltd. Class A	62,000	117,952
JNBY Design Ltd.	161,270	174,716
Jointo Energy Investment Co. Ltd. Hebei Class A	110,600	117,520
Joyoung Co. Ltd. Class A	38,900	79,941
JOYY, Inc. ADR	39,081	1,200,178
JSTI Group Class A	41,900	34,558
Jushri Technologies, Inc. Class A	35,423	57,311
JW Cayman Therapeutics Co. Ltd. (b)(d)	242,350	79,478
Kama Co. Ltd. Class B (b)	280,800	113,162
Kandi Technologies Group, Inc. (b)	62,317	246,775
Kangji Medical Holdings Ltd.	314,069	333,042
Keeson Technology Corp. Ltd. Class A (b)	15,724	25,029
Keshun Waterproof Technologies Co. Ltd. Class A	69,000	86,881
Keymed Biosciences, Inc. (b)(c)(d)	150,500	785,475
Kindstar Globalgene Technology, Inc. (b)(d)	342,500	76,921
Kinetic Development Group Ltd. (c)	1,464,000	93,408
Security Description	Shares	Value
Kingsoft Cloud Holdings Ltd. (b)(c)	1,439,895	$589,805
Kintor Pharmaceutical Ltd. (b)(c)(d)	303,000	138,806
Konka Group Co. Ltd. Class A (b)	629,200	408,234
Konka Group Co. Ltd. Class B (b)	215,100	40,074
KPC Pharmaceuticals, Inc. Class A (b)	46,900	133,580
KWG Group Holdings Ltd. (b)(c)	1,338,000	170,737
KWG Living Group Holdings Ltd. (b)(c)	804,734	92,420
Lee & Man Chemical Co. Ltd.	126,000	76,051
Lee & Man Paper Manufacturing Ltd. (c)	1,720,000	570,656
Lemtech Holdings Co. Ltd.	29,336	83,644
Leo Group Co. Ltd. Class A (b)	415,300	131,301
LEPU ScienTech Medical Technology Shanghai Co. Ltd. Class H (b)	45,000	154,467
LexinFintech Holdings Ltd. ADR (b)	100,820	230,878
Liao Ning Oxiranchem, Inc. Class A (b)	37,400	38,969
Lifetech Scientific Corp. (b)(c)	3,294,000	1,122,295
Ligao Foods Co. Ltd. Class A	10,700	100,634
Linklogis, Inc. Class B (c)(d)	936,500	333,414
Longhua Technology Group Luoyang Co. Ltd. Class A	50,000	57,184
Lonking Holdings Ltd.	1,265,000	208,234
Lu Thai Textile Co. Ltd. Class B	44,743	26,264
Luoniushan Co. Ltd. Class A	59,400	53,400
Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A (b)	83,000	61,496
Lushang Freda Pharmaceutical Co. Ltd. Class A	70,300	99,147
Luyang Energy-Saving Materials Co. Ltd.	26,100	66,158
Luye Pharma Group Ltd. (b)(d)	1,483,221	626,479
LVGEM China Real Estate Investment Co. Ltd. (b)(c)	876,000	167,675
Maccura Biotechnology Co. Ltd. Class A	35,700	74,199
Maoyan Entertainment (b)(c)(d)	362,396	331,570
Marssenger Kitchenware Co. Ltd. Class A	7,600	26,682
Maxvision Technology Corp. Class A	23,700	119,888
Mayinglong Pharmaceutical Group Co. Ltd. Class A	16,700	63,841
Medlive Technology Co. Ltd. (d)	136,500	121,754
Meitu, Inc. (c)(d)	1,966,598	742,813
M-Grass Ecology & Environment Group Co. Ltd. Class A	22,000	10,554

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Microport Cardioflow Medtech Corp. (b)(c)(d)	752,000	$169,849
MicroPort NeuroTech Ltd. (b)(c)	47,000	83,365
Midea Real Estate Holding Ltd. (c)(d)	202,000	181,724
Ming Yuan Cloud Group Holdings Ltd. (b)(c)	745,000	333,684
MINISO Group Holding Ltd. ADR	103,647	1,760,963
Mobvista, Inc. (b)(c)(d)	414,399	181,907
Monalisa Group Co. Ltd. Class A	23,800	50,513
Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A (b)	95,600	116,694
Montnets Cloud Technology Group Co. Ltd. Class A (b)	49,300	90,064
Moon Environment Technology Co. Ltd. Class A	35,800	77,556
Morimatsu International Holdings Co. Ltd. (b)	263,000	215,794
NanJi E-Commerce Co. Ltd. Class A (b)	163,000	85,815
Nanjing Gaoke Co. Ltd. Class A	37,700	34,255
Nayuki Holdings Ltd. (b)(c)	497,000	343,738
NetDragon Websoft Holdings Ltd.	179,000	336,684
Netjoy Holdings Ltd. (b)(c)	468,752	47,254
New Hope Dairy Co. Ltd. Class A	44,500	87,779
New Horizon Health Ltd. (b)(c)(d)	194,000	677,067
Newborn Town, Inc. (b)(c)	597,315	112,045
Ningbo Haitian Precision Machinery Co. Ltd. Class A	24,200	110,774
Ningbo Huaxiang Electronic Co. Ltd. Class A	40,700	74,968
Ningbo Peacebird Fashion Co. Ltd. Class A (b)	19,900	69,153
Ningbo Zhenyu Technology Co. Ltd. Class A	5,300	53,643
Ningxia Zhongyin Cashmere Co. Ltd. Class A (b)	226,500	47,325
Niu Technologies ADR (b)(c)	44,478	177,022
NKY Medical Holdings Ltd. Class A	17,500	59,826
Noah Holdings Ltd. ADR (c)	43,066	606,369
North Copper Co. Ltd. Class A (b)	79,800	59,125
North Huajin Chemical Industries Co. Ltd. Class A	79,000	68,306
Northking Information Technology Co. Ltd. Class A	45,808	138,026
NSFOCUS Technologies Group Co. Ltd. Class A (b)	47,700	81,109
Security Description	Shares	Value
Ocean's King Lighting Science & Technology Co. Ltd. Class A (b)	57,300	$68,368
Ocumension Therapeutics (b)(c)(d)	190,564	185,297
Olympic Circuit Technology Co. Ltd. Class A	26,670	71,599
OneConnect Financial Technology Co. Ltd. ADR (b)(c)	14,159	46,725
Opple Lighting Co. Ltd. Class A	16,200	45,205
ORG Technology Co. Ltd. Class A	115,500	71,604
Orient Group, Inc. Class A (b)	313,400	96,500
Ourpalm Co. Ltd. Class A (b)	217,300	232,988
PCI Technology Group Co. Ltd. Class A (b)	137,400	130,888
Peijia Medical Ltd. (b)(d)	314,000	246,821
People.cn Co. Ltd. Class A	73,900	296,624
PhiChem Corp. Class A	26,100	61,673
POCO Holding Co. Ltd. Class A	11,160	91,185
Poly Property Group Co. Ltd. (c)	2,754,000	614,999
Pony Testing International Group Co. Ltd. Class A (b)	10,700	58,215
Powerlong Commercial Management Holdings Ltd.	142,500	70,554
Q Technology Group Co. Ltd. (b)(c)	331,137	130,146
Qingdao Ainnovation Technology Group Co. Ltd. Class H (b)(d)	32,000	74,971
Qingdao East Steel Tower Stock Co. Ltd. Class A	55,100	53,473
Qingdao Eastsoft Communication Technology Co. Ltd. Class A	21,200	48,113
Qingdao Gon Technology Co. Ltd. Class A	16,500	54,865
Qingdao Hiron Commercial Cold Chain Co. Ltd. Class A	28,280	77,709
Qingdao Tianneng Heavy Industries Co. Ltd. Class A	49,200	56,945
Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A (b)	25,600	47,471
Qingling Motors Co. Ltd. Class H (b)	890,528	85,228
Qinhuangdao Port Co. Ltd. Class A	551,700	256,330
Qudian, Inc. ADR (b)(c)	156,379	312,758
Rainbow Digital Commercial Co. Ltd. Class A	44,900	36,106
Redco Properties Group Ltd. (b)(c)(d)(e)	552,000	70,263
Redsun Properties Group Ltd. (b)(c)	914,427	33,256

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Renhe Pharmacy Co. Ltd. Class A	61,800	$52,160
Rianlon Corp. Class A	9,400	52,551
RiseSun Real Estate Development Co. Ltd. Class A (b)	276,800	58,596
Ruida Futures Co. Ltd. Class A	24,000	47,539
Runjian Co. Ltd. Class A	9,400	56,091
SCE Intelligent Commercial Management Holdings Ltd. (c)	596,000	111,798
SciClone Pharmaceuticals Holdings Ltd. (c)(d)	235,480	316,714
Shaanxi Heimao Coking Co. Ltd. Class A	109,200	66,347
Shaanxi International Trust Co. Ltd. Class A	1,010,500	423,658
Shandong Bohui Paper Industrial Co. Ltd. Class A	42,500	34,585
Shandong Chenming Paper Holdings Ltd. Class A (b)	15,400	10,267
Shandong Chenming Paper Holdings Ltd. Class B (b)	745,200	185,430
Shandong Chenming Paper Holdings Ltd. Class H (b)	296,000	95,562
Shandong Dawn Polymer Co. Ltd. Class A	22,300	51,498
Shandong Head Group Co. Ltd. Class A	20,800	51,465
Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	97,600	86,132
Shandong Humon Smelting Co. Ltd. Class A (b)	48,700	72,901
Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	22,500	58,795
Shandong Longda Meishi Co. Ltd. Class A (b)	132,400	150,876
Shandong Molong Petroleum Machinery Co. Ltd. Class A (b)	182,100	109,138
Shandong Molong Petroleum Machinery Co. Ltd. Class H (b)	139,492	42,898
Shandong Publishing & Media Co. Ltd. Class A	184,700	232,817
Shandong WIT Dyne Health Co. Ltd. Class A	10,200	49,480
Shandong Xiantan Co. Ltd. Class A	35,100	38,020
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	49,410	146,570
Shandong Xinhua Pharmaceutical Co. Ltd. Class H (c)	90,000	68,104
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (b)	65,300	110,856
Security Description	Shares	Value
Shang Gong Group Co. Ltd. Class B	168,600	$56,987
Shanghai 2345 Network Holding Group Co. Ltd. Class A	331,100	131,533
Shanghai AJ Group Co. Ltd. Class A	89,100	61,239
Shanghai AtHub Co. Ltd. Class A	25,200	78,252
Shanghai Baolong Automotive Corp. Class A (b)	21,400	159,585
Shanghai Bright Power Semiconductor Co. Ltd. Class A (b)	3,496	61,132
Shanghai Chicmax Cosmetic Co. Ltd.	29,000	96,215
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	372,400	201,096
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	651,600	297,371
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	45,137	86,244
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class A	81,488	96,668
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	101,000	33,381
Shanghai Haixin Group Co. Class B	658,308	173,135
Shanghai Haohai Biological Technology Co. Ltd. Class A	8,760	101,414
Shanghai Haohai Biological Technology Co. Ltd. Class H (c)(d)	24,300	99,227
Shanghai HeartCare Medical Technology Corp. Ltd. Class H (b)(d)	23,650	100,496
Shanghai Henlius Biotech, Inc. Class H (b)(d)	77,400	109,632
Shanghai Industrial Holdings Ltd.	324,062	469,763
Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	87,700	49,112
Shanghai Jinjiang International Travel Co. Ltd. Class B	73,900	106,046
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	109,000	185,942
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	84,100	81,661
Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	45,200	42,871

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Shanghai Kindly Medical Instruments Co. Ltd. Class H	32,400	$106,669
Shanghai Labway Clinical Laboratory Co. Ltd. Class A	7,000	16,637
Shanghai Lily & Beauty Cosmetics Co. Ltd. Class A (b)	31,000	49,133
Shanghai Lingyun Industries Development Co. Ltd. Class B (b)	245,100	120,589
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	143,700	159,363
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	4,580	113,247
Shanghai New Power Automotive Technology Co. Ltd. Class B	395,560	107,197
Shanghai Pioneer Holding Ltd.	181,000	59,128
Shanghai Pudong Construction Co. Ltd. Class A	107,125	90,120
Shanghai QiFan Cable Co. Ltd. Class A (b)	15,800	44,871
Shanghai Runda Medical Technology Co. Ltd. Class A (b)	32,300	82,495
Shanghai Shibei Hi-Tech Co. Ltd. Class B	336,400	65,262
Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	16,000	87,205
Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	41,000	63,122
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A (b)	205,900	320,109
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B (b)	139,600	116,985
Shanghai Yongguan Adhesive Products Corp. Ltd. Class A	6,900	13,544
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	86,300	63,110
Shanghai ZJ Bio-Tech Co. Ltd. Class A	10,106	32,924
Shantui Construction Machinery Co. Ltd. Class A	58,600	45,351
Shanxi Blue Flame Holding Co. Ltd. Class A	64,600	67,133
Shanxi Zhendong Pharmaceutical Co. Ltd. Class A (b)	65,100	51,276
Shanying International Holding Co. Ltd. Class A (b)	291,700	91,823
Shengda Resources Co. Ltd. Class A (b)	36,300	60,327
Security Description	Shares	Value
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	6,500	$191,029
Shenzhen Agricultural Products Group Co. Ltd. Class A	82,800	68,177
Shenzhen Aisidi Co. Ltd. Class A	61,200	62,085
Shenzhen Bioeasy Biotechnology Co. Ltd. Class A	16,100	27,642
Shenzhen Center Power Tech Co. Ltd. Class A	22,800	54,189
Shenzhen Cereals Holdings Co. Ltd. Class A	93,165	95,025
Shenzhen Changhong Technology Co. Ltd. Class A	34,400	85,589
Shenzhen Click Technology Co. Ltd. Class A	27,400	57,589
Shenzhen Colibri Technologies Co. Ltd. Class A	27,000	75,231
Shenzhen Das Intellitech Co. Ltd. Class A	86,093	41,657
Shenzhen Deren Electronic Co. Ltd. Class A (b)	62,000	81,476
Shenzhen Fine Made Electronics Group Co. Ltd. Class A (b)	12,900	72,455
Shenzhen Fortune Trend Technology Co. Ltd. Class A	11,013	151,340
Shenzhen FRD Science & Technology Co. Ltd. Class A (b)	33,800	71,969
Shenzhen Gongjin Electronics Co. Ltd. Class A	14,900	27,220
Shenzhen Infogem Technologies Co. Ltd. Class A (b)	56,600	91,496
Shenzhen Investment Ltd. (c)	2,874,000	513,437
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	61,800	123,518
Shenzhen Kingkey Smart Agriculture Times Co. Ltd. Class A, REIT	21,800	58,495
Shenzhen Leaguer Co. Ltd. Class A	87,900	102,825
Shenzhen Microgate Technology Co. Ltd. Class A	54,200	63,775
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (b)	132,495	58,645
Shenzhen New Nanshan Holding Group Co. Ltd. Class A (b)	240,000	108,869
Shenzhen Pagoda Industrial Group Corp. Ltd.	399,000	289,197
Shenzhen Sunline Tech Co. Ltd. Class A (b)	41,500	59,556

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	6,503	$44,981
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	8,900	40,580
Shenzhen Suntak Circuit Technology Co. Ltd. Class A	53,500	91,559
Shenzhen Tagen Group Co. Ltd. Class A	164,700	114,105
Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	62,200	69,427
Shenzhen World Union Group, Inc. Class A (b)	119,800	42,158
Shenzhen Yan Tian Port Holding Co. Ltd. Class A	171,600	114,403
Shenzhen Ysstech Info-tech Co. Ltd. Class A	54,300	60,459
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	9,000	108,535
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (b)	90,600	100,752
Shoucheng Holdings Ltd.	2,346,895	545,051
Shougang Fushan Resources Group Ltd.	3,283,718	825,476
Shouhang High-Tech Energy Co. Ltd. Class A (b)	137,700	71,549
Shui On Land Ltd.	2,350,500	266,945
ShuYu Civilian Pharmacy Corp. Ltd. Class A	10,300	26,958
Sichuan Chengfei Integration Technology Corp. Class A	24,100	73,346
Sichuan Expressway Co. Ltd. Class A	504,910	282,480
Sichuan Furong Technology Co. Ltd. Class A	21,320	34,816
Sichuan Haite High-tech Co. Ltd. Class A (b)	32,700	41,354
Sichuan Jiuzhou Electric Co. Ltd. Class A (b)	45,200	45,357
Sichuan Lutianhua Co. Ltd. Class A (b)	62,600	39,411
Sihuan Pharmaceutical Holdings Group Ltd. (c)	2,460,000	244,851
Sinco Pharmaceuticals Holdings Ltd. (c)	628,000	23,240
Sino GeoPhysical Co. Ltd. Class A	12,200	30,656
Sinofert Holdings Ltd. (b)(c)	1,410,000	170,929
Sino-Ocean Group Holding Ltd. (b)(c)	2,685,947	150,807
Sino-Ocean Service Holding Ltd. (d)	268,000	50,956
Sinopec Engineering Group Co. Ltd. Class H	1,175,500	523,504
Sinopec Kantons Holdings Ltd.	774,000	290,376
Security Description	Shares	Value
Sino-Platinum Metals Co. Ltd. Class A	34,840	$73,274
Sinoseal Holding Co. Ltd. Class A	15,500	98,478
Sinosteel Engineering & Technology Co. Ltd. Class A	58,300	77,335
Sinosteel New Materials Co. Ltd. Class A	30,200	43,589
Sinovac Biotech Ltd. (b)(c)	67,578	437,230
Sobute New Materials Co. Ltd. Class A	30,300	55,145
SOHO China Ltd. (b)	1,397,500	208,646
Sohu.com Ltd. ADR (b)	23,365	257,482
South Manganese Investment Ltd. (b)(c)(e)	912,139	43,212
Sumavision Technologies Co. Ltd. Class A (b)	62,900	52,742
Sun King Technology Group Ltd. (b)(c)	947,018	203,020
Sunac Services Holdings Ltd. (c)(d)	654,000	184,435
Sunflower Pharmaceutical Group Co. Ltd. Class A	37,100	124,129
Suning Universal Co. Ltd. Class A	201,000	75,429
Sunjuice Holdings Co. Ltd.	16,917	167,842
Sunward Intelligent Equipment Co. Ltd. Class A (b)	177,425	162,187
Suwen Electric Energy Technology Co. Ltd. Class A (b)	7,300	60,770
Suzhou Anjie Technology Co. Ltd. Class A	56,100	106,419
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	160,200	99,316
Suzhou Good-Ark Electronics Co. Ltd. Class A	47,900	96,132
Suzhou Secote Precision Electronic Co. Ltd. Class A	14,100	86,250
Suzhou Weizhixiang Food Co. Ltd. Class A	7,176	38,766
SY Holdings Group Ltd. (c)	286,139	187,312
Taiji Computer Corp. Ltd. Class A	36,200	204,865
Talkweb Information System Co. Ltd. Class A (b)	81,900	217,393
Tangrenshen Group Co. Ltd. Class A (b)	54,300	49,636
Tayho Advanced Materials Group Co. Ltd. Class A	138,100	464,522
TCL Electronics Holdings Ltd. (b)	642,988	333,941
Tech-Bank Food Co. Ltd. Class A (b)	110,000	68,648
Telling Telecommunication Holding Co. Ltd. Class A	61,100	75,926

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Three Squirrels, Inc. Class A (b)	25,800	$69,298
Three's Co. Media Group Co. Ltd. Class A	9,361	110,585
Tian Lun Gas Holdings Ltd.	304,265	213,544
Tiangong International Co. Ltd. (c)	1,460,000	353,980
Tianjin Capital Environmental Protection Group Co. Ltd. Class A (b)	133,670	107,674
Tianjin Development Holdings Ltd.	62,000	12,817
Tianjin Port Development Holdings Ltd.	480,000	33,076
Tianjin Ringpu Bio-Technology Co. Ltd. Class A	28,200	69,000
Tianjin You Fa Steel Pipe Group Stock Co. Ltd. Class A	81,412	76,546
Tianli International Holdings Ltd. (c)	882,667	234,279
Tianneng Power International Ltd. (c)	608,000	627,660
Tianrun Industry Technology Co. Ltd. Class A	70,500	62,216
Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	11,800	38,767
Tibet Rhodiola Pharmaceutical Holding Co. Class A	10,900	89,000
Times China Holdings Ltd. (b)(c)	582,000	52,729
TKD Science & Technology Co. Ltd. Class A	23,100	52,742
Tong Ren Tang Technologies Co. Ltd. Class H	476,000	472,562
Tongdao Liepin Group (b)	145,800	168,747
Tongding Interconnection Information Co. Ltd. Class A (b)	52,700	50,130
Tongling Jingda Special Magnet Wire Co. Ltd. Class A	117,200	67,986
Tongyu Heavy Industry Co. Ltd. Class A	134,600	51,621
Top Resource Conservation & Environment Corp. Class A (b)	48,400	76,311
Topsec Technologies Group, Inc. Class A (b)	76,200	101,603
TPV Technology Co. Ltd. Class A (b)	253,400	73,845
Triumph New Energy Co. Ltd. Class A (b)	39,500	86,658
Triumph New Energy Co. Ltd. Class H (b)(c)	181,261	143,406
TRS Information Technology Corp. Ltd. Class A	47,200	168,497
Truking Technology Ltd. Class A (b)	34,100	69,983
Security Description	Shares	Value
Tsaker New Energy Tech Co. Ltd. (d)	308,000	$50,308
Tuya, Inc. ADR (b)(c)	109,938	207,783
Unilumin Group Co. Ltd. Class A	48,540	60,985
United Strength Power Holdings Ltd. (b)(c)	94,296	66,180
Up Fintech Holding Ltd. ADR (b)(c)	78,806	223,809
Uxin Ltd. ADR (b)(c)	21,180	34,735
Venus MedTech Hangzhou, Inc. Class H (b)(d)	199,500	156,563
Victory Giant Technology Huizhou Co. Ltd. Class A	55,500	183,937
Visionox Technology, Inc. Class A (b)	101,000	127,312
Visual China Group Co. Ltd. Class A	45,200	114,261
Viva Biotech Holdings (b)(c)(d)	743,051	142,227
Vnet Group, Inc. ADR (b)(c)	80,695	234,015
Wangneng Environment Co. Ltd. Class A	26,200	56,939
Wangsu Science & Technology Co. Ltd. Class A	148,500	145,136
Waterdrop, Inc. ADR (b)(c)	136,904	284,760
Weimob, Inc. (b)(c)(d)	1,939,000	940,229
Weiqiao Textile Co. Class H (b)	397,319	81,628
Wellhope Foods Co. Ltd. Class A	71,300	89,189
West China Cement Ltd. (c)	2,306,761	232,542
Western Region Gold Co. Ltd. Class A	34,200	60,363
Winall Hi-Tech Seed Co. Ltd. Class A	50,400	71,636
Wonders Information Co. Ltd. Class A (b)	83,800	130,513
Wuhan Easydiagnosis Biomedicine Co. Ltd. Class A	12,218	43,482
Wuhan Fingu Electronic Technology Co. Ltd. Class A	25,900	38,913
Wuhan Jingce Electronic Group Co. Ltd. Class A	15,900	207,962
Wuhan Keqian Biology Co. Ltd. Class A	24,965	81,640
Wuxi Boton Technology Co. Ltd. Class A	30,300	102,960
Wuxi Xinje Electric Co. Ltd. Class A	13,465	76,461
XD, Inc. (b)	185,800	467,072
XGD, Inc. Class A	31,200	121,501
Xiabuxiabu Catering Management China Holdings Co. Ltd. (d)	485,344	227,913
Xiamen Kingdomway Group Co. Class A	38,100	98,408

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Xi'an ChenXi Aviation Technology Corp. Ltd. Class A (b)	40,120	$60,940
Xi'an Sinofuse Electric Co. Ltd. Class A (b)	4,100	76,485
Xilinmen Furniture Co. Ltd. Class A	31,400	108,684
Xingda International Holdings Ltd.	309,506	55,688
Xinhua Winshare Publishing & Media Co. Ltd. Class A	20,200	39,318
Xinhua Winshare Publishing & Media Co. Ltd. Class H	329,522	240,941
Xinhuanet Co. Ltd. Class A	37,400	168,729
Xinjiang Communications Construction Group Co. Ltd. Class A	41,100	87,456
Xinjiang Xintai Natural Gas Co. Ltd. Class A	22,720	83,824
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	660,724	85,156
Xinxiang Richful Lube Additive Co. Ltd. Class A	15,770	109,038
Xinzhi Group Co. Ltd. Class A	13,500	26,129
Xuan Wu Cloud Technology Holdings Ltd. (b)	200,500	75,476
YaGuang Technology Group Co. Ltd. Class A (b)	80,300	80,357
Yango Group Co. Ltd. Class A (b)	292,400	14,872
Yankershop Food Co. Ltd. Class A	17,400	203,424
Yanlord Land Group Ltd. (b)	620,549	350,774
Yantai China Pet Foods Co. Ltd. Class A	21,900	72,671
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (b)	42,500	85,937
YanTai Shuangta Food Co. Ltd. Class A (b)	57,300	35,129
Yantai Zhenghai Bio-tech Co. Ltd. Class A	9,700	45,855
Yantai Zhenghai Magnetic Material Co. Ltd. Class A	41,300	73,008
Yatsen Holding Ltd. ADR (b)(c)	222,537	224,762
Yeahka Ltd. (b)(c)	175,821	392,628
YGSOFT, Inc. Class A	94,826	113,143
YH Entertainment Group (b)	159,000	87,042
Yibin Tianyuan Group Co. Ltd. Class A	281,050	246,095
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (b)(c)(d)	209,800	181,245
Yidu Tech, Inc. (b)(c)(d)	449,100	329,521
Yixin Group Ltd. (c)(d)	2,034,500	205,096
Yonghe Medical Group Co. Ltd. Class H (c)	102,000	100,222
Yotrio Group Co. Ltd. Class A	175,780	97,860
Security Description	Shares	Value
Youdao, Inc. ADR (b)	19,541	$94,188
Youzu Interactive Co. Ltd. Class A (b)	49,900	115,236
Yuexiu Transport Infrastructure Ltd. (c)	791,013	391,641
Yunkang Group Ltd.	93,000	176,587
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A (b)	27,100	45,298
Yusys Technologies Co. Ltd. Class A	42,400	103,045
Zall Smart Commerce Group Ltd. (b)(c)	3,204,000	151,275
ZBOM Home Collection Co. Ltd. Class A (b)	30,100	136,623
Zhe Jiang Li Zi Yuan Food Co. Ltd. Class A	23,270	58,472
Zhejiang Ausun Pharmaceutical Co. Ltd. Class A (b)	23,700	68,349
Zhejiang Communications Technology Co. Ltd. Class A	135,800	83,256
ZheJiang Dali Technology Co. Ltd. Class A	32,500	60,981
Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	17,300	27,633
Zhejiang Hailide New Material Co. Ltd. Class A	59,000	43,471
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	79,100	93,400
Zhejiang Huace Film & Television Co. Ltd. Class A	111,500	108,668
Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	24,200	71,654
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	21,480	81,789
Zhejiang Jingu Co. Ltd. Class A (b)	55,300	52,451
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	39,960	70,419
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (b)	222,579	198,567
Zhejiang Meida Industrial Co. Ltd. Class A	41,700	60,703
Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	222,700	117,246
Zhejiang Qianjiang Motorcycle Co. Ltd. Class A (b)	43,500	109,007
Zhejiang Runtu Co. Ltd. Class A	52,600	48,227
Zhejiang Shibao Co. Ltd. Class A (b)	30,500	43,645
Zhejiang Southeast Space Frame Co. Ltd. Class A	55,700	49,461
Zhejiang Starry Pharmaceutical Co. Ltd. Class A	21,520	49,342

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A (b)	23,800	$79,401
Zhejiang Wanliyang Co. Ltd. Class A (b)	104,600	128,687
Zhejiang Wanma Co. Ltd. Class A	51,600	85,896
Zhejiang Wansheng Co. Ltd. Class A	33,400	49,906
Zhejiang Weixing Industrial Development Co. Ltd. Class A	42,800	55,068
Zhejiang Windey Co. Ltd. Class A (b)	36,900	65,331
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	44,100	80,322
Zhejiang Yasha Decoration Co. Ltd. Class A	107,800	69,350
Zhejiang Yinlun Machinery Co. Ltd. Class A (b)	39,000	94,889
Zhenro Properties Group Ltd. (b)	1,436,000	24,371
Zhihu, Inc. ADR (b)(c)	324,163	366,304
Zhonghong Pulin Medical Products Co. Ltd. Class A	18,590	38,714
Zhongliang Holdings Group Co. Ltd. (b)	822,000	48,251
Zhongshan Public Utilities Group Co. Ltd. Class A	79,300	82,518
Zhongtian Financial Group Co. Ltd. Class A (b)	493,900	27,157
Zhou Hei Ya International Holdings Co. Ltd. (b)(c)(d)	767,500	300,669
ZJMI Environmental Energy Co. Ltd. Class A	17,500	39,908
Zylox-Tonbridge Medical Technology Co. Ltd. (b)(d)	62,500	100,011
		111,599,662
COLOMBIA — 0.1%
Cementos Argos SA	429,244	349,499
Corp. Financiera Colombiana SA	65,886	234,306
Geopark Ltd. (c)	38,866	385,162
Procaps Group SA (b)	3,900	15,483
		984,450
CZECH REPUBLIC — 0.2%
Colt CZ Group SE	4,264	108,476
Moneta Money Bank AS (d)	213,901	783,828
Philip Morris CR AS (c)	739	567,395
		1,459,699
EGYPT — 0.4%
Abou Kir Fertilizers & Chemical Industries	192,536	277,588
Cairo Investment & Real Estate Development Co. SAE	205,238	69,542
Cleopatra Hospital (b)	522,954	75,312
Credit Agricole Egypt SAE (b)	268,457	124,237
Security Description	Shares	Value
Eastern Co. SAE	685,853	$473,660
E-Finance for Digital & Financial Investments	314,643	173,716
Egypt Kuwait Holding Co. SAE	125,099	143,722
Egyptian Financial Group-Hermes Holding Co. (b)	683,643	415,938
ElSewedy Electric Co.	332,633	219,279
Ezz Steel Co. SAE (b)	112,111	130,615
Fawry for Banking & Payment Technology Services SAE (b)	994,094	180,803
Heliopolis Housing	289,471	107,264
Medinet Nasr Housing	843,907	98,046
Misr Fertilizers Production Co. SAE	20,267	151,970
Palm Hills Developments SAE (b)	1,739,702	119,358
Talaat Moustafa Group	914,471	266,351
Telecom Egypt Co.	208,497	174,625
		3,202,026
GREECE — 1.2%
Aegean Airlines SA (b)	29,817	351,328
Athens Water Supply & Sewage Co. SA	18,023	136,265
Autohellas Tourist & Trading SA	13,342	203,786
Danaos Corp.	10,129	676,516
Diana Shipping, Inc.	47,391	174,873
Ellaktor SA (b)	29,187	75,468
Epsilon Net SA	4,987	43,962
FF Group (b)(e)	24,815	—
Fourlis Holdings SA	55,646	282,908
GEK Terna Holding Real Estate Construction SA (b)	51,689	808,671
Hellenic Exchanges - Athens Stock Exchange SA	48,084	270,167
Helleniq Energy Holdings SA	30,701	262,264
Holding Co. ADMIE IPTO SA	129,212	323,527
Intracom Holdings SA (b)	53,025	121,196
LAMDA Development SA (b)	61,791	454,370
Motor Oil Hellas Corinth Refineries SA	58,237	1,474,049
OceanPal, Inc.	1,190	1,952
Piraeus Financial Holdings SA (b)	467,597	1,533,506
Quest Holdings SA	19,330	128,643
Safe Bulkers, Inc. (c)	71,938	234,518
Sarantis SA	19,880	162,234
Terna Energy SA	48,758	1,074,539
Tsakos Energy Navigation Ltd.	17,213	306,736
		9,101,478
HONG KONG — 1.0%
Agritrade Resources Ltd. (b)(e)	1,595,000	—
Anxin-China Holdings Ltd. (b)(e)	2,248,000	—

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Boshiwa International Holding Ltd. (b)(c)(e)	1,843,000	$—
China Animal Healthcare Ltd. (b)(e)	1,059,700	—
China Boton Group Co. Ltd. (b)	254,000	63,528
China High Speed Transmission Equipment Group Co. Ltd. (b)(c)	326,000	101,503
China Huiyuan Juice Group Ltd. (b)(e)	1,494,400	—
China Investment Fund Co. Ltd. (b)(c)	1,024,464	305,904
China Lumena New Materials Corp. (b)(c)(e)	104,532	—
China Merchants Commercial Real Estate Investment Trust	587,000	136,327
China Metal Recycling Holdings Ltd. (b)(c)(e)	693,675	—
China Zhongwang Holdings Ltd. (b)(c)(e)	346,000	—
Chong Sing Holdings FinTech Group Ltd. (b)(c)(e)	9,212,000	—
Citychamp Watch & Jewellery Group Ltd. (b)	780,000	109,486
Comba Telecom Systems Holdings Ltd.	1,434,690	263,629
Concord New Energy Group Ltd.	7,330,000	607,981
Crystal International Group Ltd. (d)	338,000	103,946
CTEG (b)(c)(e)	3,217,900	—
Digital China Holdings Ltd.	679,000	270,332
GR Properties Ltd. (b)	776,000	93,081
Grand Pharmaceutical Group Ltd. Class A	954,000	538,075
Guotai Junan International Holdings Ltd. (c)	2,196,973	165,405
Gushengtang Holdings Ltd. (b)(c)	89,100	565,075
Hi Sun Technology China Ltd. (b)	1,077,000	97,577
Huabao International Holdings Ltd. (c)	660,000	240,870
IBO Technology Co. Ltd. (b)	336,000	36,873
IMAX China Holding, Inc. (c)(d)	92,200	82,239
IVD Medical Holding Ltd.	320,000	54,718
Joy Spreader Group, Inc. (b)(c)	1,212,607	140,810
Kingkey Financial International Holdings Ltd. (b)(c)	2,860,191	638,712
MH Development NPV (b)(e)	276,000	—
National Agricultural Holdings Ltd. (b)(c)(e)	164,600	—
Nissin Foods Co. Ltd.	289,000	247,084
Perennial Energy Holdings Ltd.	632,162	94,381
Pou Sheng International Holdings Ltd. (b)	1,514,812	114,047
Security Description	Shares	Value
Productive Technologies Co. Ltd. (b)(c)	1,712,000	$148,554
Real Gold Mining Ltd. (b)(c)(e)	251,500	—
Sinic Holdings Group Co. Ltd. (b)(c)	347,921	—
Skyworth Group Ltd.	1,265,099	558,564
Solargiga Energy Holdings Ltd.	962,000	30,076
SSY Group Ltd.	1,016,000	648,240
Symphony Holdings Ltd.	350,000	41,089
Tech-Pro, Inc. (b)(c)(e)	6,035,100	—
Time Interconnect Technology Ltd. (c)	504,000	99,686
United Laboratories International Holdings Ltd.	730,500	609,636
Wasion Holdings Ltd.	296,000	120,491
Zhaoke Ophthalmology Ltd. (b)(c)(d)	401,375	188,994
		7,516,913
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	464,500	549,567
Opus Global Nyrt (b)(c)	152,000	71,223
		620,790
INDIA — 17.7%
360 ONE WAM Ltd.	108,852	603,729
3i Infotech Ltd. (b)	137,449	56,547
Aarti Drugs Ltd.	30,923	175,316
Aarti Pharmalabs Ltd. (b)	57,024	257,850
Action Construction Equipment Ltd.	31,622	188,916
ADF Foods Ltd.	23,968	273,523
Aditya Birla Sun Life Asset Management Co. Ltd.	24,522	111,302
Advanced Enzyme Technologies Ltd.	30,799	104,896
Aegis Logistics Ltd.	110,758	433,385
Aether Industries Ltd. (b)	17,616	229,315
Affle India Ltd. (b)	40,233	537,658
Agro Tech Foods Ltd. (b)	8,666	90,504
Ahluwalia Contracts India Ltd.	21,671	160,374
Akzo Nobel India Ltd.	8,615	255,485
Alembic Pharmaceuticals Ltd.	40,023	310,480
Alkyl Amines Chemicals	10,807	359,022
Allcargo Logistics Ltd.	58,186	201,540
Allcargo Terminals Ltd. (b)	49,565	25,877
Alok Industries Ltd. (b)	812,852	162,003
Amara Raja Batteries Ltd.	79,715	661,925
Amber Enterprises India Ltd. (b)	13,191	362,785
AMI Organics Ltd.	5,167	80,129
Amrutanjan Health Care Ltd.	12,314	110,815
Andhra Sugars Ltd.	45,643	62,342
Angel One Ltd.	32,481	680,533
Anupam Rasayan India Ltd.	13,677	171,721
Apar Industries Ltd.	13,713	580,046
Apcotex Industries Ltd.	18,576	120,328

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Apollo Pipes Ltd.	13,850	$118,576
Apollo Tyres Ltd. (b)	261,093	1,294,385
Aptus Value Housing Finance India Ltd.	56,277	170,300
Archean Chemical Industries Ltd. (b)	29,838	195,043
Arvind Fashions Ltd. (b)	48,104	208,984
Arvind Ltd. (b)	125,436	203,438
Asahi India Glass Ltd.	84,902	504,426
Ashoka Buildcon Ltd. (b)	117,800	114,661
Astec Lifesciences Ltd.	6,202	100,386
Aster DM Healthcare Ltd. (b)(d)	151,261	516,642
Astra Microwave Products Ltd.	57,569	257,683
AstraZeneca Pharma India Ltd.	5,800	262,122
Automotive Axles Ltd.	2,191	59,375
Avanti Feeds Ltd.	21,462	102,567
Azure Power Global Ltd. (b)(c)	13,042	23,084
Bajaj Consumer Care Ltd.	51,692	122,116
Bajaj Electricals Ltd.	32,642	505,867
Bajaj Hindusthan Sugar Ltd. (b)	566,946	114,721
Balaji Amines Ltd. (b)	7,079	199,898
Balmer Lawrie & Co. Ltd.	65,551	108,950
Balrampur Chini Mills Ltd.	118,676	556,446
Bank of Maharashtra	512,620	180,587
Barbeque Nation Hospitality Ltd. (b)	13,967	112,419
BASF India Ltd.	8,680	277,574
BEML Land Assets Ltd. (b)	14,552	28,390
BEML Ltd.	14,680	290,035
Best Agrolife Ltd.	4,727	66,356
Bhansali Engineering Polymers Ltd.	41,931	67,213
Bharat Dynamics Ltd.	47,245	645,156
Bharat Rasayan Ltd.	799	93,366
Birla Corp. Ltd.	21,228	320,919
Birlasoft Ltd.	156,875	686,312
BLS International Services Ltd.	74,727	189,377
Blue Star Ltd.	96,126	898,850
Bombay Burmah Trading Co.	12,948	160,176
Bombay Dyeing & Manufacturing Co. Ltd. (b)	105,914	140,080
Borosil Ltd. (b)	19,972	102,847
Borosil Renewables Ltd. (b)	40,504	249,804
Brigade Enterprises Ltd.	102,591	719,320
Brightcom Group Ltd.	827,784	314,823
Brookfield India Real Estate Trust REIT (d)	124,861	406,806
Camlin Fine Sciences Ltd. (b)	73,343	145,638
Campus Activewear Ltd. (b)	26,207	99,031
Can Fin Homes Ltd.	69,797	661,375
Caplin Point Laboratories Ltd.	18,360	180,509
Capri Global Capital Ltd.	61,165	571,081
Carborundum Universal Ltd.	98,552	1,439,064
Care Ratings Ltd.	14,615	125,117
Cartrade Tech Ltd. (b)	14,480	85,165
Carysil Ltd.	12,306	105,740
Castrol India Ltd.	349,122	514,089
Security Description	Shares	Value
CCL Products India Ltd.	59,028	$478,095
CE Info Systems Ltd. (b)	6,233	91,592
Ceat Ltd.	15,248	386,124
Central Bank of India Ltd. (b)	524,048	185,572
Century Plyboards India Ltd.	49,806	401,793
Century Textiles & Industries Ltd.	41,274	433,437
Cera Sanitaryware Ltd.	6,301	588,415
CESC Ltd.	450,295	394,932
Chalet Hotels Ltd. (b)	77,246	404,044
Chambal Fertilisers & Chemicals Ltd.	114,342	380,019
Chemplast Sanmar Ltd. (b)	56,580	313,535
Chennai Petroleum Corp. Ltd.	34,056	160,968
Chennai Super Kings Cricket Ltd. (b)(e)	418,560	—
Choice International Ltd. (b)	43,960	193,419
Cholamandalam Financial Holdings Ltd.	77,196	845,628
CIE Automotive India Ltd.	87,328	548,752
Cigniti Technologies Ltd.	17,347	180,001
City Union Bank Ltd.	305,202	473,598
CMS Info Systems Ltd.	31,022	139,140
Cochin Shipyard Ltd. (d)	38,770	267,395
Computer Age Management Services Ltd.	27,645	740,879
Cosmo First Ltd. (b)	10,136	87,150
Craftsman Automation Ltd.	10,842	532,160
Cressanda Solutions Ltd. (b)	449,526	146,634
CSB Bank Ltd. (b)	44,543	154,338
Cyient Ltd.	71,644	1,310,593
Dalmia Bharat Sugar & Industries Ltd.	18,312	83,026
Data Patterns India Ltd.	16,440	374,386
DCB Bank Ltd.	87,031	129,852
DCM Shriram Ltd.	36,255	398,960
Deepak Fertilisers & Petrochemicals Corp. Ltd.	108,981	747,518
Delta Corp. Ltd.	52,956	163,930
Dhampur Sugar Mills Ltd.	26,819	88,202
Dhani Services Ltd. (b)	266,441	107,179
Dhanuka Agritech Ltd.	6,820	66,503
Dilip Buildcon Ltd. (d)	26,163	75,967
Dish TV India Ltd. (b)	1,356,987	241,503
Dishman Carbogen Amcis Ltd. (b)	55,087	94,345
Dwarikesh Sugar Industries Ltd.	106,140	116,767
Easy Trip Planners Ltd. (b)	501,305	247,486
eClerx Services Ltd.	16,641	329,620
Edelweiss Financial Services Ltd.	420,715	255,395
EID Parry India Ltd.	75,379	424,876
EIH Ltd. (b)	151,416	391,293
EKI Energy Services Ltd. (b)	5,074	30,084
Elecon Engineering Co. Ltd.	38,405	273,562
Electrosteel Castings Ltd.	239,890	175,013

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Elgi Equipments Ltd.	184,723	$1,219,534
Engineers India Ltd.	179,418	251,402
EPL Ltd.	94,229	246,553
Equitas Small Finance Bank Ltd. (b)(d)	465,108	510,826
Eris Lifesciences Ltd. (d)	17,777	151,449
ESAB India Ltd.	4,952	240,018
Eureka Forbes Ltd. (b)	39,877	270,752
Eveready Industries India Ltd. (b)	33,874	142,951
Exide Industries Ltd. (b)	369,995	1,067,550
Fairchem Organics Ltd.	3,090	46,441
FDC Ltd. (b)	47,403	179,272
Fertilisers & Chemicals Travancore Ltd. (b)	55,503	293,901
Filatex India Ltd.	138,382	66,377
Fineotex Chemical Ltd.	28,527	104,651
Finolex Cables Ltd.	61,585	644,668
Finolex Industries Ltd.	221,732	475,162
Firstsource Solutions Ltd.	226,891	352,079
Five-Star Business Finance Ltd. (b)	23,036	181,890
Fusion Micro Finance Ltd. (b)	38,451	257,484
G R Infraprojects Ltd.	5,750	89,815
Gabriel India Ltd.	79,651	190,350
Galaxy Surfactants Ltd.	7,454	240,780
Garware Hi-Tech Films Ltd.	4,040	43,541
Garware Technical Fibres Ltd.	5,356	202,779
Gateway Distriparks Ltd.	255,139	224,548
Gati Ltd. (b)	53,066	79,693
GE T&D India Ltd. (b)	78,334	209,403
GHCL Ltd.	60,142	377,737
GHCL Textiles Ltd. (b)	60,142	53,664
Glenmark Life Sciences Ltd.	11,557	80,180
Glenmark Pharmaceuticals Ltd.	136,447	1,124,359
Global Health Ltd. (b)	53,245	427,881
Globus Spirits Ltd.	9,535	146,437
GMM Pfaudler Ltd.	14,577	263,070
Go Fashion India Ltd. (b)	10,717	148,522
Godawari Power & Ispat Ltd.	29,326	188,944
Godfrey Phillips India Ltd.	14,209	291,953
Godrej Agrovet Ltd. (d)	26,735	147,857
Godrej Industries Ltd. (b)	41,368	261,134
Gokaldas Exports Ltd. (b)	32,943	193,997
Granules India Ltd.	142,488	515,683
Graphite India Ltd.	52,781	257,515
Great Eastern Shipping Co. Ltd.	91,686	829,839
Greaves Cotton Ltd.	96,704	158,843
Greenlam Industries Ltd.	51,963	286,019
Greenpanel Industries Ltd.	43,024	174,432
Greenply Industries Ltd.	63,139	137,382
Gujarat Alkalies & Chemicals Ltd.	12,232	101,093
Gujarat Ambuja Exports Ltd.	75,011	218,167
Gujarat Mineral Development Corp. Ltd.	44,053	88,846
Security Description	Shares	Value
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	70,059	$511,674
Gujarat Pipavav Port Ltd.	232,353	347,809
Gujarat State Fertilizers & Chemicals Ltd.	215,264	430,075
Gujarat State Petronet Ltd.	227,398	788,473
Happiest Minds Technologies Ltd.	46,849	558,799
Hathway Cable & Datacom Ltd. (b)	505,652	90,607
Hawkins Cookers Ltd.	1,163	90,618
HealthCare Global Enterprises Ltd. (b)	45,955	178,389
HEG Ltd.	13,274	263,801
HeidelbergCement India Ltd.	58,862	123,376
Hemisphere Properties India Ltd. (b)	78,471	100,532
Heritage Foods Ltd.	21,997	56,376
Hester Biosciences Ltd.	3,386	70,668
HFCL Ltd.	601,702	476,381
HG Infra Engineering Ltd.	13,861	144,530
Hikal Ltd.	26,268	100,367
HIL Ltd.	2,921	110,369
Himadri Speciality Chemical Ltd.	172,768	279,466
Hinduja Global Solutions Ltd.	12,590	165,685
Hindustan Construction Co. Ltd. (b)	855,068	208,982
Hindustan Copper Ltd.	241,504	341,636
Hindustan Foods Ltd. (b)	23,599	148,392
Hindustan Oil Exploration Co. Ltd. (b)	79,041	198,575
Hindware Home Innovation Ltd. (b)	22,799	151,407
Hitachi Energy India Ltd.	8,679	439,878
Hle Glascoat Ltd.	26,314	208,045
Home First Finance Co. India Ltd. (d)	23,455	224,154
Housing & Urban Development Corp. Ltd.	300,203	208,768
ICICI Securities Ltd. (d)	56,641	420,097
ICRA Ltd.	2,254	146,765
IDFC Ltd.	1,081,402	1,353,792
IFB Industries Ltd. (b)	6,504	64,433
IFCI Ltd. (b)	679,016	95,600
IIFL Finance Ltd.	147,197	907,284
IIFL Securities Ltd.	87,039	64,773
India Cements Ltd.	175,748	454,386
India Glycols Ltd.	10,771	80,340
India Pesticides Ltd.	8,959	23,829
Indiabulls Housing Finance Ltd. (b)	299,161	450,002
Indiabulls Real Estate Ltd. (b)	381,896	280,709
IndiaMart InterMesh Ltd. (d)	23,692	812,739
Indian Energy Exchange Ltd. (d)	324,627	502,950
Indigo Paints Ltd.	7,517	130,930

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Indo Count Industries Ltd.	61,907	$156,171
Indoco Remedies Ltd.	30,880	123,070
Infibeam Avenues Ltd. (b)	1,047,860	201,177
Ingersoll Rand India Ltd.	8,480	295,552
Intellect Design Arena Ltd.	78,326	600,170
IOL Chemicals & Pharmaceuticals Ltd.	12,547	63,885
ION Exchange India Ltd.	56,692	285,339
IRB Infrastructure Developers Ltd.	1,095,294	358,484
IRCON International Ltd. (d)	310,743	316,287
ISGEC Heavy Engineering Ltd.	21,367	180,654
ITD Cementation India Ltd.	125,421	249,508
J Kumar Infraprojects Ltd.	59,582	218,468
Jain Irrigation Systems Ltd. (b)	334,268	159,318
Jaiprakash Associates Ltd. (b)	1,028,518	99,672
Jaiprakash Power Ventures Ltd. (b)	3,886,870	291,386
Jammu & Kashmir Bank Ltd. (b)	248,792	183,934
Jamna Auto Industries Ltd.	182,722	227,077
JB Chemicals & Pharmaceuticals Ltd.	28,151	812,226
JBM Auto Ltd.	15,312	249,597
Jindal Poly Films Ltd.	8,179	65,273
Jindal Saw Ltd.	128,793	401,751
Jindal Stainless Ltd.	278,780	1,122,783
JK Lakshmi Cement Ltd.	46,607	408,228
JK Paper Ltd.	60,583	236,502
JK Tyre & Industries Ltd.	86,821	250,558
JM Financial Ltd.	255,739	228,972
Johnson Controls-Hitachi Air Conditioning India Ltd. (b)	7,259	92,520
Jubilant Ingrevia Ltd.	56,442	293,438
Jubilant Pharmova Ltd.	61,895	300,699
Just Dial Ltd. (b)	15,297	137,743
Jyothy Labs Ltd.	105,710	278,139
Kalpataru Projects International Ltd.	57,618	376,845
Kalyan Jewellers India Ltd. (b)	188,646	338,148
Karnataka Bank Ltd.	85,443	197,213
Karur Vysya Bank Ltd.	258,268	392,425
Kaynes Technology India Ltd. (b)	13,476	247,290
KCP Ltd.	56,693	73,703
KEC International Ltd. (b)	97,586	655,619
KEI Industries Ltd.	44,268	1,249,533
Kennametal India Ltd.	1,843	59,443
Kiri Industries Ltd. (b)	33,949	114,858
Kirloskar Brothers Ltd.	17,056	126,886
Kirloskar Ferrous Industries Ltd.	35,499	203,510
Kirloskar Oil Engines Ltd.	40,804	194,977
KNR Constructions Ltd.	98,595	290,847
KPIT Technologies Ltd.	130,456	1,733,026
KRBL Ltd.	36,095	149,794
Security Description	Shares	Value
Krishna Institute of Medical Sciences Ltd. (b)(d)	31,642	$689,452
Krsnaa Diagnostics Ltd.	8,621	61,482
KSB Ltd.	8,275	217,657
LA Opala RG Ltd.	45,588	240,204
Lakshmi Machine Works Ltd.	4,995	771,393
Latent View Analytics Ltd. (b)	36,211	155,219
Laxmi Organic Industries Ltd.	45,412	143,870
Lemon Tree Hotels Ltd. (b)(d)	367,663	419,937
LG Balakrishnan & Bros Ltd.	21,642	301,430
Lloyds Metals & Energy Ltd.	77,436	373,511
LT Foods Ltd.	141,642	227,390
LUX Industries Ltd. (b)	5,368	98,731
Mahanagar Gas Ltd.	40,361	515,851
Maharashtra Scooters Ltd.	2,642	176,478
Maharashtra Seamless Ltd.	30,894	179,388
Mahindra Holidays & Resorts India Ltd. (b)	73,038	267,139
Mahindra Lifespace Developers Ltd.	62,598	355,277
Mahindra Logistics Ltd. (d)	24,557	114,589
Maithan Alloys Ltd.	7,623	90,887
Man Infraconstruction Ltd.	53,635	74,533
Manali Petrochemicals Ltd.	82,824	66,785
Manappuram Finance Ltd.	380,980	614,639
Mangalore Refinery & Petrochemicals Ltd. (b)	252,283	236,949
Marksans Pharma Ltd.	202,367	224,972
MAS Financial Services Ltd. (d)	12,060	114,292
Mastek Ltd.	10,321	244,512
Matrimony.com Ltd. (d)	10,833	83,826
Mayur Uniquoters Ltd.	11,754	74,462
Mazagon Dock Shipbuilders Ltd.	36,704	557,654
Medplus Health Services Ltd. (b)	17,327	163,668
Meghmani Finechem Ltd.	9,761	131,715
Meghmani Organics Ltd.	71,600	78,027
Metropolis Healthcare Ltd. (d)	18,616	338,820
Minda Corp. Ltd.	106,158	365,566
Mirza International Ltd. (b)	19,360	11,540
Mishra Dhatu Nigam Ltd. (d)	56,763	202,008
MM Forgings Ltd.	4,857	54,842
MMTC Ltd. (b)	164,563	63,289
MOIL Ltd.	66,707	132,095
Mold-Tek Packaging Ltd.	19,407	239,216
Morepen Laboratories Ltd. (b)	226,118	83,654
Motilal Oswal Financial Services Ltd.	22,347	198,310
Mrs Bectors Food Specialities Ltd.	25,120	247,093
MTAR Technologies Ltd. (b)	10,224	239,005
Multi Commodity Exchange of India Ltd.	19,395	354,724
Narayana Hrudayalaya Ltd.	55,831	675,971
Natco Pharma Ltd.	83,663	706,946

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
National Aluminium Co. Ltd.	725,439	$725,561
Nava Ltd.	81,297	303,342
Navneet Education Ltd.	97,431	145,429
Nazara Technologies Ltd. (b)	26,835	237,025
NBCC India Ltd.	425,122	205,212
NCC Ltd.	408,214	607,572
Neogen Chemicals Ltd.	7,036	138,411
NESCO Ltd.	24,350	187,457
Network18 Media & Investments Ltd. (b)	240,034	183,750
Neuland Laboratories Ltd.	5,776	199,307
New India Assurance Co. Ltd. (d)	150,275	214,230
Newgen Software Technologies Ltd.	19,249	159,250
NIIT Learning Systems Ltd. (b)	60,137	229,629
NIIT Ltd. (b)	60,137	62,090
Nilkamal Ltd.	2,919	86,880
NLC India Ltd.	233,488	308,666
NMDC Steel Ltd. (b)	1,070,141	567,446
NOCIL Ltd.	84,224	227,048
Nuvama Wealth Management Ltd. (b)	4,674	161,524
Nuvoco Vistas Corp. Ltd. (b)	70,076	299,870
Olectra Greentech Ltd.	36,223	429,274
Orient Cement Ltd.	87,985	143,020
Orient Electric Ltd.	94,240	275,013
Orissa Minerals Development Co. Ltd. (b)	3,098	128,310
Paisalo Digital Ltd.	232,145	143,612
Paradeep Phosphates Ltd. (b)(d)	434,255	334,546
Paushak Ltd.	738	61,988
PC Jeweller Ltd. (b)	125,718	40,381
PCBL Ltd.	122,183	242,396
PNB Housing Finance Ltd. (b)(d)	32,969	228,029
PNC Infratech Ltd.	86,960	347,368
Poly Medicure Ltd.	36,030	505,032
Polyplex Corp. Ltd.	11,362	181,829
Praj Industries Ltd.	92,093	423,890
Pricol Ltd. (b)	49,501	138,361
Prince Pipes & Fittings Ltd.	31,189	255,200
Prism Johnson Ltd. (b)	93,069	146,746
Privi Speciality Chemicals Ltd.	6,421	84,567
Procter & Gamble Health Ltd.	6,130	392,647
PTC India Ltd.	253,747	356,326
Punjab Chemicals & Crop Protection Ltd.	5,123	57,368
PVR Inox Ltd. (b)	60,829	1,018,398
Quess Corp. Ltd. (d)	52,035	285,368
Radico Khaitan Ltd.	72,796	1,072,468
Rail Vikas Nigam Ltd.	489,545	727,429
Railtel Corp. of India Ltd.	89,028	141,894
Rain Industries Ltd.	134,452	267,474
Rainbow Children's Medicare Ltd.	20,707	242,594
Security Description	Shares	Value
Rajratan Global Wire Ltd. (b)	13,802	$140,727
Rallis India Ltd.	76,430	183,630
Ramco Industries Ltd.	5,576	11,174
Ramkrishna Forgings Ltd.	61,358	332,608
Rashtriya Chemicals & Fertilizers Ltd.	131,145	174,330
Rategain Travel Technologies Ltd. (b)	22,042	112,270
Ratnamani Metals & Tubes Ltd.	20,867	577,964
RattanIndia Enterprises Ltd. (b)	247,546	125,831
RattanIndia Power Ltd. (b)	1,511,343	89,351
Raymond Ltd.	33,616	694,171
RBL Bank Ltd. (b)(d)	357,633	793,202
Redington Ltd.	492,488	1,116,613
Redtape Ltd. (b)	19,360	51,883
Reliance Industrial Infrastructure Ltd.	3,245	37,718
Reliance Infrastructure Ltd. (b)	211,200	355,921
Reliance Power Ltd. (b)	2,358,725	403,969
Religare Enterprises Ltd. (b)	72,338	157,971
Responsive Industries Ltd.	105,613	209,781
Restaurant Brands Asia Ltd. (b)	228,803	300,380
Rhi Magnesita India Ltd.	62,884	495,031
RITES Ltd.	71,931	326,133
Rolex Rings Ltd. (b)	5,562	150,860
Rossari Biotech Ltd.	10,495	111,281
Route Mobile Ltd.	21,941	426,082
RPSG Ventures Ltd. (b)	14,314	76,930
Rupa & Co. Ltd.	18,390	60,369
Safari Industries India Ltd.	11,003	398,361
Sanofi India Ltd.	9,592	808,213
Sansera Engineering Ltd. (d)	8,654	91,824
Sapphire Foods India Ltd. (b)	16,942	283,787
Sarda Energy & Minerals Ltd. (b)	4,308	77,077
Saregama India Ltd.	63,291	314,772
Sasken Technologies Ltd.	8,297	98,230
Schneider Electric Infrastructure Ltd. (b)	66,823	212,151
Sequent Scientific Ltd. (b)	75,587	86,933
Sharda Cropchem Ltd.	31,733	214,180
Share India Securities Ltd.	4,835	77,046
Sheela Foam Ltd. (b)	20,722	305,931
Shilpa Medicare Ltd.	29,811	103,293
Shipping Corp. of India Ltd. (f)	129,515	159,138
Shipping Corp. of India Ltd. (b)(f)	129,515	42,705
Shoppers Stop Ltd. (b)	46,417	462,069
Shree Renuka Sugars Ltd. (b)	448,579	237,040
Shyam Metalics & Energy Ltd.	7,358	32,186
SIS Ltd. (b)	31,535	162,122
Siyaram Silk Mills Ltd.	6,157	40,618
SJVN Ltd.	241,057	120,181
Sobha Ltd.	27,454	179,711
Solara Active Pharma Sciences Ltd. (b)	12,951	60,211
Somany Ceramics Ltd.	14,755	127,709

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Sonata Software Ltd.	67,691	$832,933
South Indian Bank Ltd. (b)	603,388	141,954
Spandana Sphoorty Financial Ltd. (b)	13,587	119,099
SpiceJet Ltd. (b)	217,470	72,237
Star Cement Ltd. (b)	146,943	252,380
Sterling & Wilson Renewable (b)	35,119	123,825
Sterlite Technologies Ltd.	135,494	241,469
Stove Kraft Ltd. (b)	11,217	59,595
Strides Pharma Science Ltd. (b)	50,646	265,867
Subex Ltd. (b)	396,217	140,305
Sudarshan Chemical Industries Ltd.	29,016	171,738
Sula Vineyards Ltd.	16,560	92,352
Sun Pharma Advanced Research Co. Ltd. (b)	78,754	200,398
Sundaram-Clayton Ltd.	3,085	175,418
Sunteck Realty Ltd. (b)	43,132	148,161
Suprajit Engineering Ltd.	56,001	278,823
Supreme Petrochem Ltd.	52,370	283,886
Supriya Lifescience Ltd.	36,732	110,976
Surya Roshni Ltd.	14,846	156,882
Suven Pharmaceuticals Ltd.	77,621	459,701
Suzlon Energy Ltd. (b)	6,350,398	1,184,368
Swan Energy Ltd.	49,186	156,097
Swaraj Engines Ltd.	6,575	170,826
Symphony Ltd.	16,350	178,854
Tamil Nadu Newsprint & Papers Ltd.	22,318	56,954
Tanla Platforms Ltd.	55,989	698,086
Tarsons Products Ltd. (b)	9,220	67,686
Tasty Bite Eatables Ltd.	235	38,995
Tata Coffee Ltd.	58,212	175,943
Tata Investment Corp. Ltd.	18,118	517,405
Tata Metaliks Ltd.	7,916	76,756
Tata Steel Long Products Ltd. (b)	14,463	119,435
Tatva Chintan Pharma Chem Pvt Ltd.	3,599	80,865
TCI Express Ltd.	10,032	192,199
TCNS Clothing Co. Ltd. (b)(d)	19,534	98,936
TeamLease Services Ltd. (b)	9,357	284,367
Techno Electric & Engineering Co. Ltd.	28,633	127,046
Tejas Networks Ltd. (b)(d)	58,824	519,287
Thirumalai Chemicals Ltd.	43,118	105,225
Thomas Cook India Ltd. (b)	67,226	62,607
Thyrocare Technologies Ltd. (d)	13,328	84,149
Tide Water Oil Co. India Ltd.	3,944	48,545
Time Technoplast Ltd.	154,803	224,271
Titagarh Rail System Ltd. (b)	48,935	300,519
TransIndia Realty & Logistics Parks Ltd. (b)	49,565	25,877
Transport Corp. of India Ltd.	20,599	179,885
Security Description	Shares	Value
Triveni Engineering & Industries Ltd.	64,091	$221,173
Triveni Turbine Ltd.	95,415	473,084
TTK Prestige Ltd.	35,420	323,820
TV18 Broadcast Ltd. (b)	304,094	138,450
TVS Srichakra Ltd.	2,251	80,693
UCO Bank (b)	794,797	265,461
Uflex Ltd.	38,837	196,088
Unichem Laboratories Ltd.	27,012	123,344
Usha Martin Ltd.	122,272	403,021
UTI Asset Management Co. Ltd.	60,013	574,297
VA Tech Wabag Ltd. (b)	35,156	209,921
Vaibhav Global Ltd.	38,087	142,856
Vakrangee Ltd.	381,163	75,734
Valiant Organics Ltd. (d)	9,331	63,599
Vardhman Textiles Ltd. (b)	75,291	336,319
Varroc Engineering Ltd. (b)(d)	45,966	188,826
Venky's India Ltd.	4,774	98,729
Vesuvius India Ltd.	8,694	254,298
V-Guard Industries Ltd.	127,167	437,912
Vijaya Diagnostic Centre Pvt Ltd.	31,771	183,067
VIP Industries Ltd.	54,334	406,464
Vl E Governance Ord (b)	38,116	10,454
V-Mart Retail Ltd.	7,662	206,582
Voltamp Transformers Ltd.	6,688	330,404
VRL Logistics Ltd. (b)	24,452	212,534
VST Industries Ltd.	1,676	70,700
VST Tillers Tractors Ltd.	3,459	119,896
Welspun Corp. Ltd.	93,339	296,903
Welspun India Ltd.	228,801	257,845
West Coast Paper Mills Ltd.	44,035	268,602
Westlife Foodworld Ltd. (b)	62,771	654,864
Wheels India Ltd.	1,319	13,076
Wockhardt Ltd. (b)	41,387	118,784
Yatra Online, Inc. (b)(c)	33,022	65,384
Zensar Technologies Ltd.	119,453	563,438
Zydus Wellnes Ltd.	13,665	247,202
		137,044,396
INDONESIA — 2.6%
ABM Investama Tbk PT	568,200	116,350
Ace Hardware Indonesia Tbk PT (b)	6,937,414	312,340
Adi Sarana Armada Tbk PT (b)	1,827,975	155,456
AKR Corporindo Tbk PT	7,445,400	705,184
Arwana Citramulia Tbk PT	1,974,400	116,548
Astra Agro Lestari Tbk PT	480,822	239,730
Bank Aladin Syariah Tbk PT (b)	5,179,800	423,229
Bank BTPN Syariah Tbk PT	2,461,024	339,791
Bank Bumi Arta Tbk PT (b)	1,205,000	60,682
Bank CIMB Niaga Tbk PT	3,958,400	418,480
Bank Danamon Indonesia Tbk PT	2,934,188	573,431
Bank Ina Perdana PT (b)	678,300	179,613

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Bank Neo Commerce Tbk PT (b)	5,223,527	$170,024
Bank OCBC Nisp Tbk PT	4,075,200	322,102
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	2,160,500	170,044
Bank Pembangunan Daerah Jawa Timur Tbk PT	6,988,700	300,664
Bank Raya Indonesia Tbk PT (b)	3,790,300	97,080
Bank Tabungan Negara Persero Tbk PT	8,761,699	771,415
BFI Finance Indonesia Tbk PT	7,910,995	754,559
Bhakti Multi Artha Tbk PT (b)	3,379,200	123,966
Bintang Oto Global Tbk PT (b)	3,479,763	265,755
Bumi Resources Tbk PT (b)	73,052,100	560,346
Bumi Serpong Damai Tbk PT (b)	10,755,500	785,544
Bumitama Agri Ltd.	539,600	219,293
Cemindo Gemilang PT (b)	2,951,900	170,311
Cikarang Listrindo Tbk PT (d)	500,800	23,716
Ciputra Development Tbk PT	9,604,499	679,057
Digital Mediatama Maxima Tbk PT (b)	2,354,734	76,960
Erajaya Swasembada Tbk PT	7,513,500	238,548
Harum Energy Tbk PT	2,622,970	248,432
Impack Pratama Industri Tbk PT	6,845,200	177,151
Indika Energy Tbk PT	1,498,100	190,854
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	7,824,365	380,976
Inti Agri Resources Tbk PT (b)(e)	258,200	—
Japfa Comfeed Indonesia Tbk PT	5,131,447	458,639
Jasa Marga Persero Tbk PT	2,429,414	615,759
M Cash Integrasi PT (b)	300,216	162,198
Matahari Department Store Tbk PT	1,181,500	266,365
MD Pictures Tbk PT (b)	1,066,600	239,038
Medco Energi Internasional Tbk PT	7,258,192	430,868
Media Nusantara Citra Tbk PT (b)	7,713,000	334,397
Medikaloka Hermina Tbk PT	7,999,653	720,329
Metro Healthcare Indonesia TBK PT (b)	5,435,600	169,676
Metrodata Electronics Tbk PT	7,187,045	251,672
Mitra Adiperkasa Tbk PT (b)	7,824,500	882,001
Mitra Pinasthika Mustika Tbk PT	1,808,600	128,475
Pabrik Kertas Tjiwi Kimia Tbk PT	1,662,885	684,897
Pacific Strategic Financial Tbk PT (b)	7,774,300	567,808
Pakuwon Jati Tbk PT	10,002,900	325,590
Security Description	Shares	Value
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,326,423	$221,872
PP Persero Tbk PT (b)	3,862,100	155,849
Prima Andalan Mandiri Tbk PT	235,600	66,315
Prodia Widyahusada Tbk PT	559,436	212,692
Rimo International Lestari Tbk PT (b)(e)	100,200	—
Samudera Indonesia Tbk PT	4,496,800	114,576
Sawit Sumbermas Sarana Tbk PT	3,069,500	247,730
Siloam International Hospitals Tbk PT	1,998,200	249,900
Sumber Tani Agung Resources Tbk PT	3,230,900	189,641
Summarecon Agung Tbk PT	12,340,115	543,237
Surya Citra Media Tbk PT	28,544,435	308,434
Surya Esa Perkasa Tbk PT	7,837,200	303,190
Temas Tbk PT	7,191,700	136,231
Timah Tbk PT	2,912,212	171,906
Trada Alam Minera Tbk PT (b)(e)	6,757,200	—
Triputra Agro Persada PT	2,811,000	103,122
Wijaya Karya Persero Tbk PT (b)	4,023,200	135,516
XL Axiata Tbk PT	4,054,132	528,653
		20,294,207
KUWAIT — 1.3%
A'ayan Leasing & Investment Co. KSCP	214,981	102,821
Acico Industries Co. KSC (b)	68,381	17,688
Al Mazaya Holding Co. KSCP (b)	621,166	91,957
ALAFCO Aviation Lease & Finance Co. KSCP Class C (b)	317,515	203,515
Ali Alghanim Sons Automotive Co. KSCC	124,878	405,087
Alimtiaz Investment Group KSC (b)	883,624	186,011
Arabi Group Holding KSC (b)	183,847	174,067
Arzan Financial Group for Financing & Investment KPSC	240,387	83,688
Boubyan Petrochemicals Co. KSCP	288,544	699,415
Boursa Kuwait Securities Co. KPSC	75,168	452,451
Commercial Real Estate Co. KSC	1,042,164	352,644
First Investment Co. KSCP (b)	382,192	63,543
Gulf Cables & Electrical Industries Group Co. KSCP	112,891	420,931
Heavy Engineering & Ship Building Co. KSCP Class B	145,946	318,626
Humansoft Holding Co. KSC	74,937	903,584
Integrated Holding Co. KCSC	181,443	258,572

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Jazeera Airways Co. KSCP	94,411	$568,893
Kuwait Cement Co. KSC	166,211	97,342
Kuwait Financial Centre SAK	268,718	85,070
Kuwait International Bank KSCP	959,182	530,538
Kuwait Projects Co. Holding KSCP (b)	2,126,241	927,009
Kuwait Real Estate Co. KSC	314,813	123,938
Mezzan Holding Co. KSCC	115,568	200,416
National Industries Group Holding SAK	1,735,766	1,146,447
National Investments Co. KSCP	286,430	190,115
National Real Estate Co. KPSC (b)	773,091	226,381
Noor Financial Investment Co. KSC	216,078	112,486
Salhia Real Estate Co. KSCP REIT	307,134	511,640
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	354,266	230,529
Warba Bank KSCP	949,943	658,330
		10,343,734
MALAYSIA — 4.1%
Aeon Co. M Bhd	726,800	203,987
AEON Credit Service M Bhd	53,400	128,824
AFFIN Bank Bhd	380,900	153,421
Alliance Bank Malaysia Bhd	867,300	618,770
Ancom Nylex Bhd (b)	339,500	69,100
Astro Malaysia Holdings Bhd	2,083,591	267,842
Axis Real Estate Investment Trust	1,213,000	475,584
Bank Islam Malaysia Bhd	757,118	316,311
Berjaya Corp. Bhd (b)	2,220,245	142,705
Berjaya Food Bhd	563,000	73,579
Bermaz Auto Bhd	711,000	339,696
Boustead Plantations Bhd	450,900	89,359
British American Tobacco Malaysia Bhd	119,936	261,071
Bumi Armada Bhd (b)	3,943,200	397,066
Bursa Malaysia Bhd	490,747	677,110
Cahya Mata Sarawak Bhd	488,100	99,868
CAPITAL A Bhd (b)	1,523,800	264,441
Carlsberg Brewery Malaysia Bhd Class B	116,400	507,746
Chin Hin Group Bhd (b)	600,600	561,032
CTOS Digital Bhd	1,208,400	359,866
D&O Green Technologies Bhd	503,524	396,994
Dagang NeXchange Bhd (b)	2,035,818	207,180
Datasonic Group Bhd	1,314,500	125,325
Dayang Enterprise Holdings Bhd	608,500	166,873
DRB-Hicom Bhd	497,300	142,771
Dufu Technology Corp. Bhd	313,077	127,444
Duopharma Biotech Bhd	528,191	147,113
Security Description	Shares	Value
Eco World Development Group Bhd	879,500	$152,629
Ekovest Bhd (b)	1,007,600	77,715
Farm Fresh Bhd	1,150,100	310,472
FGV Holdings Bhd	599,100	186,116
Formosa Prosonic Industries BHD	72,900	36,704
Fraser & Neave Holdings Bhd	107,100	578,696
Frontken Corp. Bhd	835,415	563,804
Gas Malaysia Bhd	232,300	149,309
Genetec Technology Bhd (b)	350,488	174,211
Genting Plantations Bhd	240,647	304,192
GHL Systems Bhd	440,400	72,653
Globetronics Technology Bhd	408,400	110,248
Greatech Technology Bhd (b)	314,300	294,267
Hap Seng Plantations Holdings Bhd	87,000	34,670
Hartalega Holdings Bhd	1,504,200	609,092
Heineken Malaysia Bhd	130,300	728,619
Hengyuan Refining Co. Bhd	145,500	95,701
Hextar Global Bhd	1,977,456	326,222
Hiap Teck Venture Bhd	1,297,744	83,411
Hibiscus Petroleum Bhd	1,123,400	208,193
Hong Leong Capital Bhd	93,711	123,877
Hong Seng Consolidated Bhd (b)	2,398,874	46,256
IGB Real Estate Investment Trust	1,310,400	468,852
IJM Corp. Bhd	2,216,185	707,470
IOI Properties Group Bhd	1,244,700	285,341
ITMAX SYSTEM Bhd	262,300	78,676
JAKS Resources Bhd (b)	1,651,587	63,693
JF Technology Bhd	569,441	106,751
JHM Consolidation Bhd (b)	412,502	65,841
Kelington Group Bhd	439,842	140,410
Kossan Rubber Industries Bhd	1,015,904	280,775
KPJ Healthcare Bhd	2,058,864	494,039
Leong Hup International Bhd	1,460,900	156,497
Lingkaran Trans Kota Holdings Bhd	183,300	19,832
Lotte Chemical Titan Holding Bhd (d)	502,831	126,044
Magnum Bhd	737,090	157,130
Mah Sing Group Bhd	1,388,500	182,952
Malakoff Corp. Bhd	1,039,500	129,172
Malayan Flour Mills Bhd	922,019	118,524
Malaysia Building Society Bhd	1,143,807	159,288
Malaysia Smelting Corp. Bhd	160,200	67,272
Malaysian Pacific Industries Bhd	70,300	419,014
Malaysian Resources Corp. Bhd	2,469,500	161,371
Matrix Concepts Holdings Bhd	630,950	190,603
MBM Resources BHD	138,900	105,049
Mega First Corp. BHD	493,619	324,673
Mi Technovation Bhd	368,585	108,976
My EG Services Bhd	3,599,163	578,334

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Nationgate Holdings Bhd	1,125,000	$337,440
Padini Holdings Bhd	547,100	454,793
Pavilion Real Estate Investment Trust	985,400	261,788
Pentamaster Corp. Bhd	443,859	467,871
PIE Industrial Bhd	188,279	118,191
PMB Technology Bhd (b)	505,500	418,046
Rapid Synergy Bhd (b)	52,900	242,314
RCE Capital Bhd	150,500	71,260
Sam Engineering & Equipment M Bhd	137,800	135,512
Sarawak Oil Palms Bhd	113,300	59,472
Scientex Bhd	717,664	530,464
Sime Darby Property Bhd	2,538,900	252,938
SKP Resources Bhd	743,015	173,516
SP Setia Bhd Group	1,342,909	156,805
Sports Toto Bhd	658,761	187,713
Sunway Bhd	1,578,014	534,175
Sunway Real Estate Investment Trust	1,980,400	661,901
Supermax Corp. Bhd	1,286,193	220,451
Syarikat Takaful Malaysia Keluarga Bhd	383,814	273,007
Ta Ann Holdings Bhd	300,211	214,827
Taliworks Corp. Bhd	636,800	111,193
Thong Guan Industries Bhd	286,711	131,454
TIME dotCom Bhd	886,296	987,411
Top Glove Corp. Bhd (b)	4,304,300	746,970
TSH Resources Bhd	789,372	155,591
Uchi Technologies Bhd	226,600	167,492
UEM Sunrise Bhd	565,500	32,712
UMW Holdings Bhd	442,900	355,838
Unisem M Bhd	446,282	285,888
United Plantations Bhd	157,700	523,020
UOA Development Bhd	510,200	170,522
UWC Bhd	286,127	182,680
Velesto Energy Bhd (b)	4,281,000	201,783
ViTrox Corp. Bhd	320,700	548,299
VS Industry Bhd	2,397,200	467,371
WCT Holdings Bhd	392,900	34,513
Widad Group Bhd (b)	1,285,241	115,651
Yinson Holdings Bhd	1,609,404	882,715
YTL Corp. Bhd	3,913,884	872,081
YTL Power International Bhd	2,313,093	644,247
		31,674,629
MEXICO — 2.1%
Alsea SAB de CV (b)	441,939	1,430,398
Betterware de Mexico SAPI de CV (c)	10,966	141,790
Bolsa Mexicana de Valores SAB de CV	437,274	905,628
Concentradora Fibra Danhos SA de CV REIT	619,264	777,759
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)	723,087	1,010,606
Security Description	Shares	Value
Corp. Inmobiliaria Vesta SAB de CV (c)	634,098	$2,053,087
FIBRA Macquarie Mexico REIT (d)	549,311	965,030
Genomma Lab Internacional SAB de CV Class B	716,206	551,233
Gentera SAB de CV	827,188	885,041
Grupo Herdez SAB de CV (c)	95,299	246,881
Grupo Rotoplas SAB de CV (b)(c)	111,578	165,963
Grupo Traxion SAB de CV (b)(c)(d)	213,752	406,678
La Comer SAB de CV (c)	304,028	667,069
Megacable Holdings SAB de CV	228,081	525,036
Nemak SAB de CV (b)(d)	1,732,779	413,228
Qualitas Controladora SAB de CV (c)	214,022	1,585,089
Regional SAB de CV (c)	121,287	877,060
TF Administradora Industrial S de Real de CV REIT	728,772	1,395,887
Vista Energy SAB de CV ADR (b)(c)	63,844	1,539,917
		16,543,380
MONACO — 0.1%
Costamare, Inc. (c)	50,377	487,146
PAKISTAN — 0.3%
Engro Corp. Ltd.	177,032	160,561
Engro Fertilizers Ltd.	417,308	120,190
Fauji Fertilizer Co. Ltd.	508,328	174,629
Habib Bank Ltd.	478,548	122,297
Hub Power Co. Ltd.	674,296	163,732
Lucky Cement Ltd. (b)	124,826	227,431
Mari Petroleum Co. Ltd.	18,412	97,322
MCB Bank Ltd.	462,478	184,749
Meezan Bank Ltd.	446,111	134,464
Millat Tractors Ltd.	76,479	104,172
Oil & Gas Development Co. Ltd.	378,424	103,008
Pakistan Oilfields Ltd.	69,770	97,824
Pakistan Petroleum Ltd.	436,173	90,020
Pakistan State Oil Co. Ltd.	158,440	61,380
Systems Ltd.	133,903	188,474
TRG Pakistan (b)	332,019	106,749
United Bank Ltd.	283,515	116,295
		2,253,297
PERU — 0.3%
Alicorp SAA	318,330	549,753
Cia de Minas Buenaventura SAA ADR	203,497	1,495,703
Ferreycorp SAA	516,380	313,407
Volcan Cia Minera SAA Class B (b)	1,960,951	206,114
		2,564,977

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
PHILIPPINES — 0.8%
Alliance Global Group, Inc.	3,153,583	$766,693
AREIT, Inc.	477,400	300,107
Bloomberry Resorts Corp. (b)	3,128,100	629,026
Cebu Air, Inc. (b)	49,500	33,628
Century Pacific Food, Inc.	869,755	403,368
D&L Industries, Inc.	2,776,552	367,192
DITO CME Holdings Corp. (b)	2,616,329	120,864
Filinvest Land, Inc.	501,000	6,353
Filinvest REIT Corp.	1,119,500	78,082
First Gen Corp.	350,000	118,316
LT Group, Inc.	2,928,568	504,546
Manila Water Co., Inc.	895,800	299,901
Megaworld Corp.	7,993,000	288,156
MREIT, Inc.	730,900	192,525
Philcomsat Holdings Corp.	36,115	27,316
Puregold Price Club, Inc.	721,600	384,334
Real Commercial REIT, Inc.	3,049,200	320,390
Robinsons Land Corp.	2,105,672	544,733
Robinsons Retail Holdings, Inc.	289,370	286,752
Security Bank Corp.	295,689	447,288
Synergy Grid & Development Phils, Inc.	1,110,200	181,616
		6,301,186
POLAND — 2.0%
11 bit studios SA (b)	2,400	419,400
Alior Bank SA (b)	80,882	962,713
Amica SA	3,174	60,543
Asseco Poland SA	69,111	1,365,057
Atlas Lithium Corp. (b)(c)	15,822	338,907
Auto Partner SA	32,004	156,123
Bank Handlowy w Warszawie SA	33,641	715,387
Bank Millennium SA (b)	582,246	825,444
Budimex SA	10,738	948,804
Bumech SA	6,912	49,404
CCC SA (b)	37,168	385,590
Celon Pharma SA	8,219	31,355
Datawalk SA (b)	3,366	49,708
Dom Development SA	2,886	98,593
Enea SA (b)	187,702	295,439
Eurocash SA	61,360	259,005
Grenevia SA (b)	234,867	184,693
Grupa Azoty SA (b)	35,047	226,174
Grupa Kety SA	7,626	1,156,208
Grupa Pracuj SA	14,202	196,446
Jastrzebska Spolka Weglowa SA (b)	43,613	429,909
KRUK SA (b)	15,498	1,556,304
LiveChat Software SA	13,616	431,642
Lubelski Wegiel Bogdanka SA	7,189	69,502
Mabion SA (b)	11,785	47,686
Mo-BRUK SA	1,830	122,962
Neuca SA (b)	1,285	241,316
Orange Polska SA (b)	478,095	822,056
PCF Group SA	3,189	38,852
Security Description	Shares	Value
PKP Cargo SA (b)	32,421	$136,931
PlayWay SA (b)	4,732	461,792
Stalprodukt SA	892	62,900
STS Holding SA	30,509	182,095
Tauron Polska Energia SA (b)	985,165	666,807
TEN Square Games SA	4,126	79,972
Tim SA	8,898	107,859
Wirtualna Polska Holding SA	14,173	401,858
XTB SA (b)(d)	50,063	511,603
Zespol Elektrowni Patnow Adamow Konin SA (b)	11,758	55,275
		15,152,314
QATAR — 0.6%
Aamal Co.	1,146,238	264,517
Al Khaleej Takaful Group QSC	41,517	30,499
Al Meera Consumer Goods Co. QSC	91,648	352,996
Baladna (b)	714,444	280,674
Gulf International Services QSC	1,091,725	545,563
Gulf Warehousing Co.	162,826	147,617
Lesha Bank LLC (b)	599,846	234,830
Mannai Corp. QSC	47,468	66,846
Mazaya Real Estate Development QPSC (b)	658,555	135,691
Medicare Group	275,716	485,154
Qatar National Cement Co. QSC	201,899	213,603
Qatari Investors Group QSC	502,618	222,864
Salam International Investment Ltd. QSC (b)	612,839	112,971
United Development Co. QSC	1,399,637	436,425
Vodafone Qatar QSC	1,421,899	721,497
		4,251,747
RUSSIA — 0.0%
Detsky Mir PJSC (b)(d)(e)	414,207	—
Etalon Group PLC GDR (b)(e)	205,302	—
Globaltrans Investment PLC GDR (b)(e)	121,419	—
M.Video PJSC (b)(e)	61,705	—
Mosenergo PJSC (e)	8,150,848	—
OGK-2 PJSC (e)	21,527,092	—
		—
SAUDI ARABIA — 4.3%
Abdul Mohsen Al-Hokair Tourism & Development Co. (b)	175,440	129,100
Abdullah Saad Mohammed Abo Moati Stationaries Co.	4,083	37,230
Al Babtain Power & Telecommunication Co.	22,522	175,038
Al Gassim Investment Holding Co. (b)	3,847	25,601
Al Hammadi Holding	69,015	1,120,594

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Al Hassan Ghazi Ibrahim Shaker Co. (b)	14,945	$104,396
Al Jouf Agricultural Development Co.	8,658	123,267
Al Jouf Cement Co. (b)	41,523	142,370
Al Khaleej Training & Education Co. (b)	40,314	255,597
Al Masane Al Kobra Mining Co.	14,823	307,075
Al Moammar Information Systems Co.	10,177	421,114
Al Rajhi Co. for Co-operative Insurance (b)	14,589	532,885
Al Rajhi REIT	127,615	331,737
Al Yamamah Steel Industries Co. (b)	12,680	93,984
AlAbdullatif Industrial Investment Co. (b)	16,551	82,960
Alahli REIT Fund 1	53,745	134,696
Alamar Foods	10,475	365,858
Alandalus Property Co.	47,047	251,623
Alaseel Co.	114,880	177,648
Al-Dawaa Medical Services Co.	22,654	594,934
Aldrees Petroleum & Transport Services Co.	28,701	950,400
Al-Etihad Cooperative Insurance Co. (b)	31,216	146,480
Alinma Retail REIT Fund	132,755	180,867
AlJazira Takaful Ta'awuni Co. (b)	7,057	35,335
Alkhabeer REIT	48,895	88,516
AlKhorayef Water & Power Technologies Co.	5,382	228,154
Almunajem Foods Co.	11,551	201,720
AlSaif Stores For Development & Investment Co.	11,872	294,371
Alujain Corp.	25,416	302,225
Amlak International Finance Co.	19,311	80,731
Anaam International Holding Group Co. (b)	11,995	82,510
Arab Sea Information Systems Co. (b)	3,198	69,064
Arabian Cement Co.	41,325	436,311
Arabian Contracting Services Co.	10,619	503,954
Arabian Shield Cooperative Insurance Co. (b)	15,634	82,782
Arriyadh Development Co.	66,037	354,949
Astra Industrial Group	25,776	598,579
Ataa Educational Co.	14,261	293,532
Ayyan Investment Co. (b)	20,122	105,151
Baazeem Trading Co.	2,825	52,422
Basic Chemical Industries Ltd.	9,214	93,474
Batic Investments & Logistic Co. (b)	211,250	138,554
Bawan Co.	27,261	263,474
Security Description	Shares	Value
Buruj Cooperative Insurance Co. (b)	17,403	$88,437
Care International Co.	37,320	55,721
City Cement Co.	55,736	378,934
Derayah REIT	110,526	283,778
Dur Hospitality Co. (b)	42,019	310,322
Eastern Province Cement Co.	37,290	465,789
Electrical Industries Co. (b)	11,098	104,746
Fawaz Abdulaziz Al Hokair & Co. Class C (b)	29,755	127,248
Fitaihi Holding Group	8,467	86,460
Gulf Insurance Group	12,449	104,884
Hail Cement Co.	32,429	108,422
Halwani Brothers Co. (b)	31,616	524,306
Herfy Food Services Co.	20,787	206,723
Jadwa REIT Saudi Fund	169,738	607,322
Jazan Energy & Development Co. (b)	35,899	142,421
L'Azurde Co. for Jewelry	15,436	60,909
Leejam Sports Co. JSC	19,101	656,952
Maharah Human Resources Co.	12,762	191,564
Malath Cooperative Insurance Co. (b)	14,796	82,763
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (b)	32,590	80,982
Methanol Chemicals Co. (b)	21,540	145,009
Middle East Healthcare Co. (b)	33,915	639,291
Middle East Paper Co.	36,477	336,498
Musharaka Real Estate Income Fund REIT	100,862	208,678
Najran Cement Co.	51,520	194,229
Nama Chemicals Co. (b)	6,018	57,602
Naqi Water Co.	8,224	190,761
National Agriculture Development Co. (b)	80,642	887,972
National Co. for Glass Industries	32,427	335,449
National Co. for Learning & Education	18,490	576,780
National Gas & Industrialization Co.	28,443	490,645
National Gypsum (b)	9,440	65,438
National Medical Care Co.	17,765	609,107
National Metal Manufacturing & Casting Co. (b)	11,252	62,219
Nayifat Finance Co. (b)	22,394	100,903
Northern Region Cement Co.	50,091	159,727
Perfect Presentation For Commercial Services Co.	30,981	174,948
Qassim Cement Co.	34,343	668,419
Retal Urban Development Co.	134,591	408,363
Riyad REIT Fund	162,353	388,276
Riyadh Cement Co.	41,018	386,044
Sadr Logistics Co. (b)	52,790	57,003
Saudi Advanced Industries Co.	31,909	247,568

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Saudi Airlines Catering Co.	31,335	$825,419
Saudi Arabia Refineries Co. (b)	4,448	105,309
Saudi Automotive Services Co.	25,635	399,148
Saudi Ceramic Co.	27,215	241,624
Saudi Chemical Co. Holding	327,730	330,290
Saudi Co. For Hardware CJSC (b)	11,361	108,591
Saudi Fisheries Co. (b)	12,278	100,333
Saudi Ground Services Co. (b)	71,713	656,769
Saudi Industrial Services Co.	30,963	238,577
Saudi Marketing Co.	10,027	74,854
Saudi Paper Manufacturing Co. (b)	12,494	107,928
Saudi Pharmaceutical Industries & Medical Appliances Corp. (b)	27,605	280,046
Saudi Printing & Packaging Co. Class C (b)	15,505	75,898
Saudi Public Transport Co. (b)	50,651	258,204
Saudi Real Estate Co. (b)	112,774	420,343
Saudi Reinsurance Co. (b)	23,132	111,136
Saudi Steel Pipe Co. (b)	12,209	87,075
Saudi Vitrified Clay Pipe Co. Ltd. (b)	7,844	99,234
Saudia Dairy & Foodstuff Co.	13,679	1,163,410
Scientific & Medical Equipment House Co.	2,403	49,781
Sedco Capital REIT Fund	63,142	157,910
Seera Group Holding (b)	119,203	843,800
Shams (b)	436,506	100,087
SHL Finance Co.	28,048	145,822
Sinad Holding Co. (b)	41,648	142,798
Sumou Real Estate Co.	10,753	141,626
Tabuk Agriculture (b)	14,206	70,070
Tabuk Cement Co. (b)	34,748	154,160
Takween Advanced Industries Co. (b)	17,653	45,936
Tanmiah Food Co.	2,972	99,999
Theeb Rent A Car Co.	11,942	243,890
Umm Al-Qura Cement Co. (b)	29,533	151,811
United International Transportation Co.	30,890	604,507
United Wire Factories Co.	10,899	79,766
Wafrah for Industry & Development (b)	7,040	65,882
Walaa Cooperative Insurance Co. (b)	24,500	118,362
Yamama Cement Co.	76,134	764,243
Yanbu Cement Co.	61,330	699,849
Zahrat Al Waha For Trading Co. Class C	5,298	54,948
Zamil Industrial Investment Co. (b)	23,961	132,879
		33,603,188
SINGAPORE — 0.2%
Geo Energy Resources Ltd. (c)	811,500	134,915
Security Description	Shares	Value
Guan Chong Bhd	367,410	$181,835
Japfa Ltd. (c)	663,600	105,423
Riverstone Holdings Ltd.	483,700	221,594
Silverlake Axis Ltd.	534,400	120,436
Yangzijiang Financial Holding Ltd. (c)	2,205,400	554,059
		1,318,262
SOUTH AFRICA — 3.6%
Adcock Ingram Holdings Ltd.	58,475	174,268
Advtech Ltd.	532,192	518,353
AECI Ltd.	82,842	397,300
Afrimat Ltd.	112,137	362,982
Alexander Forbes Group Holdings Ltd.	231,394	69,328
Altron Ltd. Class A	168,076	69,397
ArcelorMittal South Africa Ltd. (b)(c)	320,184	60,507
Astral Foods Ltd.	29,559	239,774
Attacq Ltd. REIT	329,942	147,757
Aveng Ltd. (b)	86,093	40,560
AVI Ltd.	315,676	1,137,795
Barloworld Ltd. (c)	175,311	793,348
Blue Label Telecoms Ltd. (b)	603,950	111,575
Brait PLC (b)(c)	108,696	18,527
Cashbuild Ltd.	18,051	160,528
City Lodge Hotels Ltd.	291,103	76,585
Coronation Fund Managers Ltd.	189,102	327,228
Curro Holdings Ltd.	476,158	218,025
DataTec Ltd.	169,456	349,833
Dis-Chem Pharmacies Ltd. (d)	366,226	457,122
DRDGOLD Ltd.	481,842	508,081
Emira Property Fund Ltd. REIT	113,880	52,927
Equites Property Fund Ltd. REIT	723,963	442,244
Fairvest Ltd. Class B, REIT	1,213,834	187,621
Famous Brands Ltd.	33,734	112,499
Fortress Real Estate Investments Ltd. Class A, REIT (b)	956,482	651,114
Fortress Real Estate Investments Ltd. Class B, REIT (b)	1,541,419	412,867
Grindrod Ltd.	412,593	209,013
Hosken Consolidated Investments Ltd.	46,857	556,244
Hudaco Industries Ltd.	26,371	217,766
Hyprop Investments Ltd. REIT	298,487	485,227
Investec Property Fund Ltd. REIT	329,036	129,411
Italtile Ltd.	482,248	331,859
JSE Ltd.	61,751	297,457
KAP Ltd.	2,135,050	305,148
Lesaka Technologies, Inc. (b)(c)	33,384	127,193
Lewis Group Ltd.	8,929	18,769

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Life Healthcare Group Holdings Ltd.	973,372	$1,058,839
Merafe Resources Ltd.	654,831	38,823
Metair Investments Ltd. (b)	196,931	191,080
MiX Telematics Ltd. ADR	18,857	119,176
Momentum Metropolitan Holdings	1,010,530	966,065
Motus Holdings Ltd.	183,984	975,664
Nampak Ltd. (b)	495,869	19,686
Netcare Ltd.	1,350,771	1,030,351
Oceana Group Ltd.	65,254	243,521
Omnia Holdings Ltd.	162,253	516,530
Pick n Pay Stores Ltd. (c)	342,643	705,192
PPC Ltd. (b)	1,330,480	190,861
PSG Konsult Ltd.	1,023,252	714,983
Purple Group Ltd. (b)	350,727	17,266
Raubex Group Ltd.	172,958	238,133
Redefine Properties Ltd. REIT	6,064,194	1,056,108
Renergen Ltd. (b)	82,280	95,820
Resilient REIT Ltd.	354,864	794,775
Reunert Ltd. (c)	111,302	346,669
RMB Holdings Ltd.	614,885	15,949
SA Corporate Real Estate Ltd. REIT	1,000,400	100,086
Santam Ltd.	39,945	611,082
Sappi Ltd. (c)	499,414	1,031,279
SPAR Group Ltd. (c)	159,720	887,744
Steinhoff International Holdings NV (b)(c)	3,119,928	6,606
Stor-Age Property REIT Ltd. (c)	326,082	214,036
Sun International Ltd. (c)	149,310	271,016
Super Group Ltd.	348,511	592,743
Telkom SA SOC Ltd. (b)	313,898	526,563
Tiger Brands Ltd. (c)	129,574	1,147,021
Transaction Capital Ltd. (c)	504,543	155,706
Truworths International Ltd.	408,087	1,222,668
Tsogo Sun Limited (c)	287,551	194,529
Vukile Property Fund Ltd. REIT (c)	747,983	496,511
Wilson Bayly Holmes-Ovcon Ltd. (b)	38,678	213,913
Zeda Ltd. (b)	175,311	99,018
Zeder Investments Ltd. (c)	472,574	44,528
		27,926,772
TAIWAN — 28.5%
91APP, Inc.	34,000	155,565
Abico Avy Co. Ltd. (b)	85,000	60,861
Ability Enterprise Co. Ltd.	79,000	52,126
Ability Opto-Electronics Technology Co. Ltd. (b)(c)	61,070	200,988
AcBel Polytech, Inc. (c)	496,000	739,752
ACES Electronic Co. Ltd.	67,238	63,904
Acme Electronics Corp. (b)(c)	84,221	78,422
Acter Group Corp. Ltd.	60,000	289,939
Action Electronics Co. Ltd.	345,000	171,146
Actron Technology Corp.	37,877	207,357
Security Description	Shares	Value
ADATA Technology Co. Ltd. (c)	235,652	$673,410
Addcn Technology Co. Ltd.	19,090	124,429
Adimmune Corp. (b)	222,362	269,166
Adlink Technology, Inc.	60,000	147,378
Advanced Ceramic X Corp.	40,642	279,259
Advanced International Multitech Co. Ltd. (c)	82,805	211,369
Advanced Lithium Electrochemistry Cayman Co. Ltd. (b)	46,000	101,174
Advanced Optoelectronic Technology, Inc.	113,946	68,599
Advanced Power Electronics Corp. (b)(c)	44,793	151,733
Advanced Wireless Semiconductor Co. (c)	102,426	296,973
Advancetek Enterprise Co. Ltd.	204,042	210,957
AGV Products Corp.	961,000	394,959
Alchip Technologies Ltd.	59,000	3,400,440
Alcor Micro Corp. (b)	51,466	57,259
Alexander Marine Co. Ltd. (c)	15,000	282,233
ALI Corp. (b)	141,943	87,049
All Ring Tech Co. Ltd. (c)	50,802	146,479
Allied Circuit Co. Ltd. (c)	23,750	105,617
Allied Supreme Corp. (c)	37,000	379,569
Allis Electric Co. Ltd. (c)	160,501	321,574
Alltek Technology Corp.	84,000	110,716
Alltop Technology Co. Ltd.	20,607	107,519
Alpha Networks, Inc.	476,285	625,473
Altek Corp.	217,516	238,157
Amazing Microelectronic Corp. (c)	62,664	226,355
Ambassador Hotel (b)	107,000	181,400
AMPACS Corp.	63,412	142,524
AMPOC Far-East Co. Ltd.	48,000	101,103
AmTRAN Technology Co. Ltd.	644,742	304,314
Andes Technology Corp.	27,089	413,582
Anpec Electronics Corp. (c)	52,582	269,288
AP Memory Technology Corp. (c)	107,324	1,047,585
Apacer Technology, Inc.	81,000	158,388
APCB, Inc.	168,684	98,304
Apex Biotechnology Corp.	70,000	63,944
Apex Dynamics, Inc.	7,000	49,896
Apex International Co. Ltd.	100,366	203,668
Arcadyan Technology Corp.	190,318	751,629
Ardentec Corp.	249,083	487,057
Argosy Research, Inc. (b)	44,368	183,772
Asia Optical Co., Inc.	210,540	434,675
Asia Pacific Telecom Co. Ltd. (b)	2,010,995	431,972
Asia Polymer Corp.	526,020	447,576
Asia Vital Components Co. Ltd. (c)	250,742	2,181,800
ASIX Electronics Corp. (c)	30,703	123,228
ASROCK, Inc.	34,801	248,622
Aten International Co. Ltd.	161,000	455,946

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Auden Techno Corp.	23,861	$113,005
AURAS Technology Co. Ltd. (c)	53,227	507,583
Aurora Corp.	20,000	51,502
Avalue Technology, Inc.	31,000	107,001
Avermedia Technologies	64,000	44,695
Axiomtek Co. Ltd.	71,000	183,060
Bafang Yunji International Co. Ltd. Class C	33,661	192,923
Bank of Kaohsiung Co. Ltd.	107,250	42,873
Basso Industry Corp.	112,800	151,755
BenQ Materials Corp.	109,822	138,580
BES Engineering Corp.	2,485,356	885,789
Biostar Microtech International Corp.	135,251	100,750
Bioteque Corp.	26,729	98,267
Bizlink Holding, Inc.	111,311	1,150,834
Bora Pharmaceuticals Co. Ltd.	34,918	873,384
Brave C&H Supply Co. Ltd.	14,000	48,098
Brighton-Best International Taiwan, Inc.	290,227	332,213
Brogent Technologies, Inc. (b)	35,136	144,405
Browave Corp. (c)	73,337	141,755
C Sun Manufacturing Ltd.	75,322	116,691
Calin Technology Co. Ltd. (b)(c)	89,317	121,166
Caliway Biopharmaceuticals Co. Ltd. class C (b)	35,994	401,609
Capital Securities Corp.	1,908,771	873,348
Career Technology MFG. Co. Ltd. (b)	283,943	243,423
Cashbox Partyworld Co. Ltd.	36,981	128,239
Caswell, Inc.	45,166	141,540
Cathay Real Estate Development Co. Ltd.	633,332	331,465
Celxpert Energy Corp.	23,000	26,290
Center Laboratories, Inc. (c)	367,594	653,878
Central Reinsurance Co. Ltd. (b)	650,178	442,575
Century Iron & Steel Industrial Co. Ltd.	126,000	550,210
Century Wind Power Co. Ltd. (b)	20,938	104,877
CH Biotech R&D Co. Ltd.	30,895	79,359
Champion Microelectronic Corp.	77,000	176,031
Chang Wah Electromaterials, Inc. (c)	604,190	663,465
Chang Wah Technology Co. Ltd.	368,000	512,219
Channel Well Technology Co. Ltd. (c)	149,937	369,733
Chant Sincere Co. Ltd. (c)	44,000	101,154
Charoen Pokphand Enterprise	200,542	605,274
CHC Healthcare Group	72,000	163,445
Chenbro Micom Co. Ltd. (c)	62,000	334,441
Cheng Loong Corp.	863,128	943,650
Security Description	Shares	Value
Cheng Mei Materials Technology Corp. (b)	327,047	$124,436
Cheng Uei Precision Industry Co. Ltd.	340,915	460,836
Chia Chang Co. Ltd.	84,000	112,065
Chia Hsin Cement Corp.	427,867	295,370
Chicony Power Technology Co. Ltd.	102,000	297,375
Chief Telecom, Inc.	18,000	214,420
Chieftek Precision Co. Ltd. (b)	58,267	138,257
China Bills Finance Corp.	807,394	399,232
China Chemical & Pharmaceutical Co. Ltd.	447,000	376,752
China Electric Manufacturing Corp. (c)	216,000	125,878
China General Plastics Corp.	240,557	180,739
China Man-Made Fiber Corp. (b)	1,360,828	359,165
China Metal Products	176,727	206,549
China Motor Corp. (c)	205,000	612,147
China Petrochemical Development Corp. (b)(c)	2,431,225	765,015
China Steel Chemical Corp.	142,000	531,169
China Steel Structure Co. Ltd.	76,808	140,572
Chinese Maritime Transport Ltd.	50,832	66,999
Chin-Poon Industrial Co. Ltd.	203,000	204,665
Chipbond Technology Corp.	527,000	1,067,723
ChipMOS Technologies, Inc.	675,875	792,096
CHO Pharma, Inc. (b)	79,610	220,084
Chong Hong Construction Co. Ltd.	252,275	645,582
Chun YU Works & Co. Ltd. (c)	124,624	108,240
Chun Yuan Steel Industry Co. Ltd. (b)	304,034	177,669
Chung Hung Steel Corp. (c)	656,000	513,940
Chung Hwa Pulp Corp. (c)	322,488	291,481
Chung-Hsin Electric & Machinery Manufacturing Corp.	304,461	1,339,278
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	34,723	103,017
Chunghwa Precision Test Tech Co. Ltd.	14,000	263,417
Cleanaway Co. Ltd. (b)	52,000	353,963
Clevo Co.	341,212	364,279
CMC Magnetics Corp. (b)	971,267	439,720
Co.-Tech Development Corp. (c)	148,511	292,306
Compeq Manufacturing Co. Ltd. (c)	1,103,193	1,572,726
Concord Securities Co. Ltd.	295,594	133,349
Continental Holdings Corp.	425,233	393,222
Coremax Corp. (b)(c)	56,516	164,225
Coretronic Corp.	315,652	741,888
CSBC Corp. Taiwan (b)	383,717	304,933
CTCI Corp.	473,000	639,384

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Cub Elecparts, Inc.	43,001	$225,053
CviLux Corp.	15,000	17,507
Cyberlink Corp. (b)	24,000	70,818
CyberPower Systems, Inc.	41,000	294,225
CyberTAN Technology, Inc. (c)	237,000	168,555
Cypress Technology Co. Ltd.	49,523	85,071
DA CIN Construction Co. Ltd.	104,682	110,583
Da-Li Development Co. Ltd.	113,246	115,448
Darfon Electronics Corp.	134,000	199,207
Darwin Precisions Corp. (b)	412,576	200,694
Daxin Materials Corp.	30,000	106,439
Delpha Construction Co. Ltd. (c)	289,000	222,704
Depo Auto Parts Ind Co. Ltd.	87,000	329,625
Diamond Biofund, Inc.	107,461	290,524
Dimerco Data System Corp.	44,000	139,158
Dimerco Express Corp. (b)	78,633	233,037
D-Link Corp. (b)	467,390	327,906
Drewloong Precision, Inc.	13,000	74,299
Dyaco International, Inc.	148,297	185,940
Dynamic Holding Co. Ltd.	152,189	132,181
Dynapack International Technology Corp.	133,000	338,217
E&R Engineering Corp. (c)	64,393	119,505
Eastern Media International Corp. (b)	171,015	99,937
eCloudvalley Digital Technology Co. Ltd.	38,419	183,802
ECOVE Environment Corp.	14,000	143,396
Edom Technology Co. Ltd.	44,000	39,840
eGalax_eMPIA Technology, Inc.	13,000	28,092
Egis Technology, Inc.	49,000	168,344
EirGenix, Inc. (b)	141,977	510,569
Elan Microelectronics Corp.	267,029	870,248
E-Lead Electronic Co. Ltd. (b)(c)	89,295	202,419
Elite Advanced Laser Corp.	94,600	119,676
Elite Semiconductor Microelectronics Technology, Inc. (c)	241,674	637,077
Elitegroup Computer Systems Co. Ltd.	265,147	269,876
Ennoconn Corp.	65,311	572,490
ENNOSTAR, Inc. (b)	519,000	866,541
Episil Technologies, Inc. (c)	196,501	528,722
Episil-Precision, Inc.	67,347	141,421
Eris Technology Corp.	15,000	147,378
Eson Precision Ind Co. Ltd.	113,000	285,906
Eternal Materials Co. Ltd.	829,764	860,549
Etron Technology, Inc. (c)	203,834	277,172
Eurocharm Holdings Co. Ltd.	11,000	66,047
Ever Fortune AI Co. Ltd. (b)	46,878	158,044
Ever Supreme Bio Technology Co. Ltd. (c)	27,303	171,386
Everest Textile Co. Ltd. (b)	425,658	125,738
Security Description	Shares	Value
Evergreen Aviation Technologies Corp.	83,922	$301,795
Evergreen International Storage & Transport Corp.	379,214	350,667
EVERGREEN Steel Corp.	107,445	231,142
Everlight Chemical Industrial Corp. (c)	510,385	357,251
Everlight Electronics Co. Ltd.	385,000	639,102
Excelliance Mos Corp.	15,000	62,852
Excelsior Medical Co. Ltd.	158,953	508,841
Far Eastern Department Stores Ltd.	739,490	569,852
Far Eastern International Bank	3,655,712	1,396,811
Faraday Technology Corp. (c)	170,385	1,154,337
Farglory F T Z Investment Holding Co. Ltd.	83,221	173,152
Farglory Land Development Co. Ltd.	189,464	371,087
Federal Corp. (b)	243,806	151,085
Feedback Technology Corp.	43,000	134,614
Feng Hsin Steel Co. Ltd.	375,270	859,116
Firich Enterprises Co. Ltd. (c)	188,851	231,937
First Copper Technology Co. Ltd. (c)	157,756	160,317
First Hi-Tec Enterprise Co. Ltd.	52,000	139,916
First Steamship Co. Ltd. (b)(c)	536,000	154,547
FIT Holding Co. Ltd.	151,533	175,401
FIT Hon Teng Ltd. (b)(d)	1,304,987	231,469
Fitipower Integrated Technology, Inc.	109,151	501,167
Fittech Co. Ltd.	37,117	96,533
FLEXium Interconnect, Inc.	245,011	728,476
Flytech Technology Co. Ltd.	67,000	156,612
FocalTech Systems Co. Ltd. (c)	252,405	635,379
Forcecon Tech Co. Ltd.	53,433	151,492
Foresee Pharmaceuticals Co. Ltd. (b)	81,783	219,527
Formosa Advanced Technologies Co. Ltd.	70,000	98,444
Formosa International Hotels Corp.	41,562	346,300
Formosa Laboratories, Inc.	71,724	212,792
Formosa Oilseed Processing Co. Ltd.	27,000	48,635
Formosa Taffeta Co. Ltd. (c)	687,000	617,637
Formosan Rubber Group, Inc.	351,610	249,501
Formosan Union Chemical	180,409	142,789
Fortune Electric Co. Ltd.	149,330	707,225
Fositek Corp.	29,052	225,741
Foxsemicon Integrated Technology, Inc. (b)	63,050	408,936
Froch Enterprise Co. Ltd.	111,799	83,460
FSP Technology, Inc.	102,000	157,203
Fulgent Sun International Holding Co. Ltd. (c)	102,082	452,321
Fulltech Fiber Glass Corp.	238,766	103,880
Fusheng Precision Co. Ltd.	81,364	577,355

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Fwusow Industry Co. Ltd. (c)	154,805	$106,867
G Shank Enterprise Co. Ltd. (c)	85,548	134,868
G Tech Optoelectronics Corp. (b)	138,235	62,139
Gallant Precision Machining Co. Ltd.	84,375	85,067
Gamania Digital Entertainment Co. Ltd.	120,000	315,561
GEM Services, Inc.	25,879	59,910
Gemtek Technology Corp.	363,234	385,458
General Interface Solution Holding Ltd.	161,416	377,827
Generalplus Technology, Inc.	18,000	29,649
GeneReach Biotechnology Corp.	17,600	30,177
Genesys Logic, Inc.	62,553	224,949
Genius Electronic Optical Co. Ltd. (c)	79,972	1,016,838
Getac Holdings Corp.	255,000	547,753
GFC Ltd.	40,000	103,389
Gigabyte Technology Co. Ltd.	409,000	3,197,724
Gigasolar Materials Corp. (b)	28,577	88,912
Gigastorage Corp. (b)	233,446	136,045
Global Brands Manufacture Ltd.	150,608	221,962
Global Lighting Technologies, Inc.	30,000	56,158
Global Mixed Mode Technology, Inc. (b)	43,860	273,909
Global PMX Co. Ltd.	53,412	270,966
Globe Union Industrial Corp. (b)	264,124	114,488
Gloria Material Technology Corp. (c)	315,909	584,256
Gold Circuit Electronics Ltd.	304,413	1,427,035
Golden Biotechnology Corp. (b)	94,730	173,677
Goldsun Building Materials Co. Ltd. Class C	1,216,044	1,073,744
Gongwin Biopharm Holdings Co. Ltd. (b)	41,419	351,758
Gourmet Master Co. Ltd.	81,000	373,212
Grand Pacific Petrochemical	824,000	514,595
Grand Process Technology Corp.	11,181	194,939
Grape King Bio Ltd.	91,000	490,873
Great Tree Pharmacy Co. Ltd. (b)	44,000	534,027
Great Wall Enterprise Co. Ltd. (b)	602,604	1,031,283
Greatek Electronics, Inc.	367,474	674,903
GTM Holdings Corp.	13,000	11,854
Gudeng Precision Industrial Co. Ltd.	52,175	717,847
Hannstar Board Corp.	212,674	328,115
HannStar Display Corp. (b)(c)	2,085,599	880,593
HannsTouch Holdings Co.	255,987	87,125
Harvatek Corp.	101,969	78,905
Security Description	Shares	Value
HD Renewable Energy Co. Ltd.	54,161	$208,683
Hey Song Corp.	140,000	185,426
Highlight Tech Corp.	19,000	31,906
HIM International Music, Inc.	28,000	101,141
Himax Technologies, Inc. ADR (c)	100,309	677,086
Hitron Technology, Inc. (b)	53,000	54,541
Hiwin Mikrosystem Corp.	46,000	111,660
Hiyes International Co. Ltd.	32,656	75,285
Ho Tung Chemical Corp.	916,351	260,684
Hocheng Corp. (c)	181,000	141,804
Holiday Entertainment Co. Ltd.	49,000	150,566
Holtek Semiconductor, Inc. (c)	120,648	264,581
Holy Stone Enterprise Co. Ltd.	103,000	355,520
Hong Pu Real Estate Development Co. Ltd. (b)	80,000	69,226
Hong TAI Electric Industrial	137,559	117,708
Horizon Securities Co. Ltd.	156,622	57,329
Hota Industrial Manufacturing Co. Ltd. (b)	154,106	355,768
Hotai Finance Co. Ltd.	135,261	647,109
Hotron Precision Electronic Industrial Co. Ltd. (b)	65,907	81,684
Hsin Kuang Steel Co. Ltd.	175,000	260,158
Hsin Yung Chien Co. Ltd.	26,547	96,319
HTC Corp. (b)(c)	583,515	1,069,810
Hu Lane Associate, Inc.	48,527	259,428
HUA ENG Wire & Cable Co. Ltd. (c)	256,429	191,429
Huaku Development Co. Ltd.	162,260	469,934
Huang Hsiang Construction Corp. (c)	121,000	157,930
Hung Ching Development & Construction Co. Ltd.	126,644	100,032
Hung Sheng Construction Ltd.	119,000	83,487
Ibase Technology, Inc. (c)	175,817	503,552
IBF Financial Holdings Co. Ltd. (b)	2,610,323	1,009,950
Ichia Technologies, Inc. (c)	196,709	206,534
I-Chiun Precision Industry Co. Ltd. (c)	147,429	207,573
IEI Integration Corp.	59,000	170,685
Infortrend Technology, Inc.	116,000	88,831
Innodisk Corp.	47,481	493,951
Inpaq Technology Co. Ltd.	65,370	117,330
Intai Technology Corp.	24,000	104,802
Integrated Service Technology, Inc.	61,083	190,636
International CSRC Investment Holdings Co.	661,767	456,838
International Games System Co. Ltd. Class C	95,000	1,885,084
Iron Force Industrial Co. Ltd.	25,000	79,468
I-Sheng Electric Wire & Cable Co. Ltd.	77,000	115,335
I-Sunny Construction & Development Co. Ltd.	39,603	98,930

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
ITE Technology, Inc.	218,992	$791,042
ITEQ Corp.	188,640	418,534
J&V Energy Technology Co. Ltd.	30,880	96,573
Jarllytec Co. Ltd.	30,000	72,629
Jentech Precision Industrial Co. Ltd.	62,771	1,299,982
Jess-Link Products Co. Ltd.	83,000	180,154
Jia Wei Lifestyle, Inc.	64,000	129,872
Jih Lin Technology Co. Ltd.	46,885	114,260
Jiin Yeeh Ding Enterprise Co. Ltd.	59,848	83,495
JMicron Technology Corp. (b)	40,602	96,602
Johnson Health Tech Co. Ltd.	93,121	214,680
Jong Shyn Shipbuilding Co. Ltd.	37,054	173,703
K Laser Technology, Inc.	131,885	93,797
Kaimei Electronic Corp. (b)	64,150	138,827
Kaori Heat Treatment Co. Ltd.	69,000	749,940
KEE TAI Properties Co. Ltd.	459,076	190,886
Kenda Rubber Industrial Co. Ltd. (c)	593,499	611,707
Kenmec Mechanical Engineering Co. Ltd. (b)(c)	163,313	360,768
Kerry TJ Logistics Co. Ltd.	205,000	258,023
Keystone Microtech Corp.	15,586	112,850
Kindom Development Co. Ltd.	201,327	194,575
King Slide Works Co. Ltd. (c)	59,000	1,255,984
King Yuan Electronics Co. Ltd.	957,656	1,752,682
King's Town Bank Co. Ltd.	760,000	867,505
King's Town Construction Co. Ltd. (b)	10,000	10,243
Kinik Co. (c)	89,869	354,923
Kinko Optical Co. Ltd. (b)	146,338	135,792
Kinpo Electronics (c)	1,482,371	702,049
KMC Kuei Meng International, Inc.	43,220	209,546
KNH Enterprise Co. Ltd.	80,000	50,089
KS Terminals, Inc.	91,712	243,823
Kung Long Batteries Industrial Co. Ltd.	45,000	205,895
Kung Sing Engineering Corp. (b)	334,724	84,690
Kuo Toong International Co. Ltd.	203,917	215,738
Kuo Yang Construction Co. Ltd. (b)	336,662	197,817
Kwong Lung Enterprise Co. Ltd.	36,000	64,499
L&K Engineering Co. Ltd.	118,000	231,495
La Kaffa International Co. Ltd.	13,000	71,168
LandMark Optoelectronics Corp.	60,526	198,226
Lanner Electronics, Inc. (c)	56,000	201,384
Laster Tech Corp. Ltd.	54,000	85,306
Leadtrend Technology Corp.	40,576	66,835
Lealea Enterprise Co. Ltd.	215,000	78,698
Security Description	Shares	Value
LEE CHI Enterprises Co. Ltd.	122,648	$73,838
Lelon Electronics Corp.	45,818	91,358
Li Cheng Enterprise Co. Ltd. (b)	28,000	20,273
Li Peng Enterprise Co. Ltd. (b)(c)	557,985	143,866
Lian HWA Food Corp.	78,064	236,615
Lin BioScience, Inc. (b)	47,052	193,378
Lingsen Precision Industries Ltd. (c)	418,694	207,031
Lintes Technology Co. Ltd.	18,000	79,468
Lion Travel Service Co. Ltd. (b)(c)	56,859	318,576
Liton Technology Corp.	52,551	64,203
Long Da Construction & Development Corp.	144,846	116,037
Longchen Paper & Packaging Co. Ltd.	431,972	237,869
Longwell Co. (c)	203,000	389,777
Lotus Pharmaceutical Co. Ltd. (b)(c)	87,905	918,720
Lumax International Corp. Ltd.	131,689	327,695
Lumosa Therapeutics Co. Ltd. (b)	111,000	218,475
Lung Yen Life Service Corp.	31,000	36,530
M31 Technology Corp. (b)	13,299	413,772
Macauto Industrial Co. Ltd.	43,114	103,547
Machvision, Inc.	46,915	349,477
Macroblock, Inc.	21,381	73,457
Makalot Industrial Co. Ltd.	144,472	1,400,907
Marketech International Corp.	55,750	253,291
Materials Analysis Technology, Inc. (b)	38,053	283,462
Mayer Steel Pipe Corp.	88,796	67,143
Mechema Chemicals International Corp. (c)	45,803	142,507
Medeon Biodesign, Inc.	49,000	92,353
Medigen Biotechnology Corp. (b)	90,000	95,940
Medigen Vaccine Biologics Corp. (b)	208,000	411,398
Mercuries & Associates Holding Ltd.	517,020	252,330
Mercuries Life Insurance Co. Ltd. (b)	4,030,030	705,218
Merdury Biopharmaceutical Corp. (b)	180,327	151,409
Merry Electronics Co. Ltd.	134,640	411,124
METAAGE Corp.	60,000	139,672
Microbio Co. Ltd. (c)	321,679	596,993
Microelectronics Technology, Inc. (b)	144,145	206,652
MIN AIK Technology Co. Ltd.	126,736	72,433
Mirle Automation Corp.	271,331	331,492
Mitac Holdings Corp.	1,010,544	1,134,021
Mobiletron Electronics Co. Ltd.	37,000	81,973
MOSA Industrial Corp. (c)	124,220	123,045

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Mosel Vitelic, Inc. (c)	66,289	$85,457
Motech Industries, Inc. (c)	255,400	279,637
MPI Corp.	67,095	373,773
MSSCORPS Co. Ltd.	19,158	105,188
Mycenax Biotech, Inc. (b)(c)	87,106	119,844
Nak Sealing Technologies Corp.	43,102	206,898
Namchow Holdings Co. Ltd.	69,215	106,341
Nan Kang Rubber Tire Co. Ltd. (b)	482,204	610,022
Nan Liu Enterprise Co. Ltd.	17,000	43,831
Nan Pao Resins Chemical Co. Ltd.	38,000	200,710
Nantex Industry Co. Ltd.	252,504	303,626
Netronix, Inc.	58,228	165,273
Nexcom International Co. Ltd.	90,000	159,803
Nichidenbo Corp.	91,000	171,221
Nuvoton Technology Corp. (c)	154,810	638,735
O-Bank Co. Ltd.	1,085,970	355,661
OBI Pharma, Inc. (b)	134,580	420,016
Ocean Plastics Co. Ltd.	118,000	132,418
Optimax Technology Corp. (b)	120,656	78,063
Orient Semiconductor Electronics Ltd.	363,704	268,593
Oriental Union Chemical Corp.	561,500	399,339
O-TA Precision Industry Co. Ltd. (c)	34,105	104,687
Pacific Hospital Supply Co. Ltd.	61,000	172,162
Pan German Universal Motors Ltd.	15,000	162,790
Pan Jit International, Inc. (c)	228,000	507,326
Pan-International Industrial Corp.	485,539	624,375
Panion & BF Biotech, Inc. (b)(c)	53,785	231,411
PChome Online, Inc.	87,394	144,513
PCL Technologies, Inc. (c)	36,795	106,329
Pegavision Corp. (c)	27,882	308,860
PharmaEngine, Inc.	75,000	234,793
Pharmally International Holding Co. Ltd. (b)(e)	38,461	—
Phihong Technology Co. Ltd. (b)(c)	221,099	553,732
Phoenix Pioneer Technology Co. Ltd. class C (b)	111,500	72,318
Phoenix Silicon International Corp.	85,156	164,327
Phoenix Tours International, Inc.	39,000	139,623
Phytohealth Corp. (b)	239,493	180,324
Pixart Imaging, Inc.	109,060	383,441
PlayNitride, Inc. (b)	36,000	136,974
Polytronics Technology Corp.	35,266	70,205
Posiflex Technology, Inc.	39,000	148,389
Power Wind Health Industry, Inc. (b)	45,000	226,846
Poya International Co. Ltd.	48,165	915,529
Security Description	Shares	Value
President Securities Corp.	1,354,604	$756,798
Primax Electronics Ltd. (b)	391,000	826,078
Prince Housing & Development Corp.	1,154,996	445,021
Princeton Technology Corp. (b)(c)	97,988	101,152
Pro Hawk Corp.	8,000	40,585
Promate Electronic Co. Ltd.	346,000	494,373
Prosperity Dielectrics Co. Ltd. (c)	70,000	97,096
PSS Co. Ltd.	17,682	75,793
Qisda Corp.	1,266,000	1,865,800
Quang Viet Enterprise Co. Ltd.	24,000	95,940
Quanta Storage, Inc.	164,000	390,721
Quintain Steel Co. Ltd.	127,701	71,755
Radiant Opto-Electronics Corp. (c)	381,331	1,346,832
Radium Life Tech Co. Ltd.	361,981	105,417
Rafael Microelectronics, Inc.	20,000	98,894
Raydium Semiconductor Corp.	54,349	560,164
RDC Semiconductor Co. Ltd. (b)	48,737	251,944
Rechi Precision Co. Ltd.	84,000	54,616
Rexon Industrial Corp. Ltd. (b)	117,000	130,545
Rich Development Co. Ltd.	162,000	53,056
RichWave Technology Corp. (b)	64,857	368,594
Ritek Corp. (b)	409,693	129,967
Ruentex Engineering & Construction Co.	39,526	147,218
Ruentex Industries Ltd.	662,000	1,279,597
Run Long Construction Co. Ltd.	123,650	305,706
Sakura Development Co. Ltd.	147,000	195,877
Sampo Corp.	663,221	569,640
San Fu Chemical Co. Ltd. (c)	92,000	416,510
Sanyang Motor Co. Ltd.	720,945	2,071,781
Savior Lifetec Corp. (b)	162,500	96,526
SCI Pharmtech, Inc. (b)	35,218	133,999
Scientech Corp.	40,639	200,947
ScinoPharm Taiwan Ltd.	179,000	173,859
SDI Corp.	127,570	532,489
Sea Sonic Electronics Co. Ltd.	29,592	98,816
Senao Networks, Inc.	19,000	155,565
Senhwa Biosciences, Inc. (b)	60,000	98,444
Sensortek Technology Corp. (c)	20,000	208,705
Sercomm Corp.	233,000	785,532
Sesoda Corp. (c)	140,914	175,325
Sheng Yu Steel Co. Ltd.	68,906	56,307
ShenMao Technology, Inc. (c)	62,853	104,538
Shih Wei Navigation Co. Ltd. (c)	104,096	76,540
Shihlin Electric & Engineering Corp. (c)	211,000	1,012,843
Shihlin Paper Corp. (b)	141,558	234,987

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Shin Foong Specialty & Applied Materials Co. Ltd.	36,188	$67,973
Shin Zu Shing Co. Ltd.	127,464	369,977
Shinfox Energy Co. Ltd. (c)	73,477	277,209
Shining Building Business Co. Ltd. (b)	295,127	104,710
Shinkong Insurance Co. Ltd.	357,841	597,464
Shinkong Synthetic Fibers Corp. (c)	1,749,796	966,350
Shiny Chemical Industrial Co. Ltd. (b)	129,767	547,909
ShunSin Technology Holding Ltd.	11,000	38,145
Shuttle, Inc. (b)	206,000	97,231
Sigurd Microelectronics Corp.	554,144	983,935
Silicon Integrated Systems Corp.	883,072	517,461
Silicon Optronics, Inc.	26,000	65,116
Simplo Technology Co. Ltd.	124,000	1,307,903
Sincere Navigation Corp. (c)	213,709	137,923
Sinmag Equipment Corp. (b)	37,271	148,991
Sinon Corp. (c)	492,662	563,933
Sinphar Pharmaceutical Co. Ltd. (b)	263,879	306,713
Sinyi Realty, Inc.	622,828	572,943
Sitronix Technology Corp.	81,000	609,883
Siward Crystal Technology Co. Ltd.	74,000	84,468
Softstar Entertainment, Inc. (c)	60,155	194,114
Soft-World International Corp.	94,848	307,587
Solar Applied Materials Technology Corp.	368,736	454,046
Solomon Technology Corp.	76,000	85,408
Solteam, Inc.	24,530	35,088
Sonix Technology Co. Ltd.	90,123	145,553
Southeast Cement Co. Ltd.	95,000	58,718
Speed Tech Corp.	60,000	100,949
Sporton International, Inc. (b)	49,685	405,208
St Shine Optical Co. Ltd.	37,000	275,024
Standard Chemical & Pharmaceutical Co. Ltd.	61,000	140,628
Standard Foods Corp.	260,000	346,867
Stark Technology, Inc.	84,000	307,470
Starlux Airlines Co. Ltd. (b)	362,668	398,831
SunMax Biotechnology Co. Ltd.	23,000	170,223
Sunny Friend Environmental Technology Co. Ltd.	80,337	375,316
Sunonwealth Electric Machine Industry Co. Ltd. (b)(c)	153,000	456,870
Sunplus Technology Co. Ltd.	355,747	328,396
Sunspring Metal Corp.	138,380	102,859
Superalloy Industrial Co. Ltd.	179,082	367,427
Supreme Electronics Co. Ltd.	355,679	552,742
Swancor Holding Co. Ltd.	53,000	155,880
Symtek Automation Asia Co. Ltd.	23,746	88,063
Security Description	Shares	Value
Syncmold Enterprise Corp.	48,932	$94,582
SyneuRx International Taiwan Corp. (b)	58,218	32,152
Synmosa Biopharma Corp. (c)	225,081	317,626
Sysgration (b)	128,760	172,399
Systex Corp.	281,000	992,471
T3EX Global Holdings Corp.	87,518	199,233
Ta Liang Technology Co. Ltd.	42,008	57,662
Ta Ya Electric Wire & Cable (c)	591,609	733,231
TA-I Technology Co. Ltd.	40,000	63,446
TaiDoc Technology Corp. (c)	38,294	228,698
Taiflex Scientific Co. Ltd.	229,699	322,668
Taigen Biopharmaceuticals Holdings Ltd. (b)	312,000	178,818
TaiMed Biologics, Inc. (b)	154,000	524,137
Taimide Tech, Inc.	77,000	93,207
Tainan Spinning Co. Ltd.	1,196,105	633,683
Tainergy Tech Co. Ltd. (b)	111,569	116,604
TaiSol Electronics Co. Ltd.	32,000	47,829
Taisun Enterprise Co. Ltd. (b)(c)	369,549	333,424
Taita Chemical Co. Ltd.	98,243	63,719
TAI-TECH Advanced Electronics Co. Ltd.	40,474	126,707
Taiwan Cogeneration Corp.	753,575	1,335,624
Taiwan FamilyMart Co. Ltd.	22,000	149,400
Taiwan Fire & Marine Insurance Co. Ltd. (b)	69,000	50,845
Taiwan FU Hsing Industrial Co. Ltd.	78,000	107,065
Taiwan Glass Industry Corp. (b)(c)	859,000	532,315
Taiwan Hon Chuan Enterprise Co. Ltd.	230,218	779,849
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	127,148	180,039
Taiwan Mask Corp.	144,778	386,298
Taiwan Navigation Co. Ltd.	116,000	113,600
Taiwan Paiho Ltd.	179,000	312,659
Taiwan PCB Techvest Co. Ltd.	202,000	255,869
Taiwan Sakura Corp.	67,283	137,830
Taiwan Sanyo Electric Co. Ltd.	83,000	104,601
Taiwan Secom Co. Ltd.	277,961	1,021,899
Taiwan Semiconductor Co. Ltd. (c)	176,000	548,720
Taiwan Shin Kong Security Co. Ltd.	196,470	260,850
Taiwan Speciality Chemicals Corp.	71,577	191,902
Taiwan Styrene Monomer	269,373	143,143
Taiwan Surface Mounting Technology Corp.	242,308	781,902
Taiwan TEA Corp. (b)	453,616	332,808
Taiwan Union Technology Corp.	203,000	492,109
Taiwan-Asia Semiconductor Corp. (c)	271,900	386,315

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Taiyen Biotech Co. Ltd.	343,979	$385,457
TBI Motion Technology Co. Ltd.	23,000	29,577
TCI Co. Ltd.	76,672	436,972
Tehmag Foods Corp. (b)	19,000	176,307
Test Research, Inc.	137,000	265,691
Test Rite International Co. Ltd.	271,896	178,095
Thinking Electronic Industrial Co. Ltd.	48,573	257,334
Thye Ming Industrial Co. Ltd.	146,974	215,663
Tien Li Offshore Wind Technology Co. Ltd. (b)	65,503	114,204
Tigerair Taiwan Co. Ltd. (b)	64,146	94,846
Ton Yi Industrial Corp.	762,000	483,215
Tong Hsing Electronic Industries Ltd. (c)	110,065	646,724
Tong Yang Industry Co. Ltd.	359,872	608,944
Topco Scientific Co. Ltd.	226,299	1,326,063
Topkey Corp.	77,033	477,367
Topoint Technology Co. Ltd.	43,000	41,765
TPK Holding Co. Ltd.	337,000	479,349
Trade-Van Information Services Co.	25,000	53,139
Transcend Information, Inc.	151,484	381,330
Tripod Technology Corp.	394,000	1,562,363
Tsann Kuen Enterprise Co. Ltd.	46,605	65,842
TSC Auto ID Technology Co. Ltd.	14,305	114,598
TSEC Corp. (c)	353,168	404,826
TSRC Corp.	517,028	426,644
Ttet Union Corp.	17,584	82,713
TTY Biopharm Co. Ltd.	180,436	454,211
Tul Corp.	24,343	60,966
Tung Ho Steel Enterprise Corp.	458,392	875,735
Tung Thih Electronic Co. Ltd. (c)	46,475	217,121
TURVO International Co. Ltd. (c)	34,245	120,951
TXC Corp. (c)	344,080	1,036,289
TYC Brother Industrial Co. Ltd.	99,000	118,090
Tycoons Group Enterprise (b)	298,000	92,717
Tyntek Corp.	145,667	85,825
Ultra Chip, Inc. (c)	60,000	196,503
U-Ming Marine Transport Corp. (b)	325,000	493,586
Unitech Printed Circuit Board Corp. (b)	413,024	234,729
United Integrated Services Co. Ltd. (b)	138,183	967,230
United Renewable Energy Co. Ltd. (b)(c)	1,487,952	936,405
Unity Opto Technology Co. Ltd. (b)(e)	771,307	—
Universal Cement Corp.	271,000	267,132
Universal Microwave Technology, Inc. (c)	40,963	216,360
Universal Vision Biotechnology Co. Ltd.	32,521	442,740
Security Description	Shares	Value
UPC Technology Corp.	723,632	$345,035
UPI Semiconductor Corp. (c)	42,069	396,450
Userjoy Technology Co. Ltd.	30,891	89,763
USI Corp.	923,590	685,030
Utechzone Co. Ltd.	48,244	130,739
Vactronics Technologies, Inc. (b)	41,260	109,825
Ventec International Group Co. Ltd. Class C	32,000	91,136
VIA Labs, Inc.	18,650	129,345
Via Technologies, Inc. (c)	168,000	436,931
Viking Tech Corp.	68,313	134,895
Visco Vision, Inc.	47,232	329,090
Visual Photonics Epitaxy Co. Ltd.	179,371	670,960
Vivotek, Inc.	21,000	142,272
Vizionfocus, Inc.	20,913	130,939
Wafer Works Corp. (c)	427,418	649,131
Wah Lee Industrial Corp.	82,620	219,917
Walsin Technology Corp.	266,000	814,796
Walton Advanced Engineering, Inc.	161,184	74,266
Ways Technical Corp. Ltd. (b)	79,000	80,029
WEI Chih Steel Industrial Co. Ltd.	89,980	69,483
Wei Chuan Foods Corp.	404,899	263,913
Weikeng Industrial Co. Ltd.	140,998	151,209
Weltrend Semiconductor	121,619	205,793
Winstek Semiconductor Co. Ltd. (c)	58,000	129,243
WinWay Technology Co. Ltd. (c)	22,000	549,567
Wisdom Marine Lines Co. Ltd. (c)	331,000	518,641
Wistron Information Technology & Services Corp.	50,000	182,215
Wistron NeWeb Corp. (c)	251,365	769,159
Wowprime Corp. (b)	47,354	484,267
WT Microelectronics Co. Ltd. (b)(c)	309,090	674,858
WUS Printed Circuit Co. Ltd.	178,187	161,341
XinTec, Inc. (c)	121,000	499,237
Xxentria Technology Materials Corp.	95,700	213,558
Yankey Engineering Co. Ltd.	31,599	344,962
YC INOX Co. Ltd.	205,770	194,244
Yea Shin International Development Co. Ltd.	36,000	29,880
Yem Chio Co. Ltd.	242,629	123,089
Yeong Guan Energy Technology Group Co. Ltd.	49,000	112,964
YFC-Boneagle Electric Co. Ltd.	45,000	41,035
YFY, Inc. (c)	1,084,000	1,296,505
Yieh Phui Enterprise Co. Ltd.	973,000	490,491
Yieh United Steel Corp. (b)	504,278	128,237
Young Fast Optoelectronics Co. Ltd.	42,000	48,008

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Young Optics, Inc. (b)	61,000	$151,988
Youngtek Electronics Corp.	55,000	117,260
Yulon Motor Co. Ltd. (c)	535,649	1,420,623
Yungshin Construction & Development Co. Ltd.	21,000	48,480
YungShin Global Holding Corp.	206,000	288,385
Zeng Hsing Industrial Co. Ltd.	23,272	83,316
Zenitron Corp.	415,348	461,431
Zero One Technology Co. Ltd.	94,000	185,920
Zig Sheng Industrial Co. Ltd.	276,260	94,025
ZillTek Technology Corp.	29,727	292,073
Zinwell Corp. (b)	163,000	110,692
ZongTai Real Estate Development Co. Ltd. (b)	101,000	140,420
Zyxel Group Corp.	319,647	477,246
		221,256,321
THAILAND — 3.9%
AAPICO Hitech PCL NVDR	283,245	277,613
Absolute Clean Energy PCL (b)	412,700	22,698
AEON Thana Sinsap Thailand PCL NVDR (c)	84,954	449,270
Amata Corp. PCL	271,300	169,873
AP Thailand PCL NVDR	1,750,423	567,758
Asia Plus Group Holdings PCL NVDR (c)	1,978,255	155,114
Asia Sermkij Leasing PCL (c)	165,144	116,446
Asia Sermkij Leasing PCL NVDR	1,500	1,058
Asphere Innovations PCL NVDR (c)	219,522	72,441
Aurora Design PCL NVDR	354,700	153,065
Bangchak Corp. PCL NVDR	540,828	556,768
Bangkok Airways PCL NVDR (b)	904,809	393,007
Bangkok Aviation Fuel Services PCL NVDR (b)	335,658	310,049
Bangkok Chain Hospital PCL NVDR	1,115,562	556,916
Bangkok Commercial Asset Management PCL NVDR (c)	1,492,590	450,450
Bangkok Life Assurance PCL NVDR	401,451	278,542
Banpu Power PCL NVDR	753,171	303,775
BCPG PCL	523,600	135,127
BEC World PCL NVDR (c)	595,000	135,094
Betagro PCL NVDR	648,700	530,597
Beyond Securities PCL NVDR (b)(c)	1,641,176	284,677
Cal-Comp Electronics Thailand PCL NVDR	2,202,950	119,297
Central Plaza Hotel PCL NVDR (b)(c)	718,347	1,002,910
CH Karnchang PCL NVDR (c)	809,992	440,921
Chayo Group PCL NVDR	679,982	114,113
Chularat Hospital PCL NVDR	7,145,269	604,592
CK Power PCL NVDR (c)	2,649,548	261,555
Security Description	Shares	Value
CPN Retail Growth Leasehold REIT	1,564,500	$476,565
Dhipaya Group Holdings PCL NVDR	267,380	320,509
Ditto Thailand PCL NVDR	232,880	201,976
Dohome PCL NVDR (c)	692,367	240,195
Dynasty Ceramic PCL NVDR	3,988,361	224,982
Eastern Polymer Group PCL NVDR	906,448	176,406
Eastern Water Resources Development & Management PCL NVDR (c)	812,938	99,052
Erawan Group PCL NVDR (b)	1,370,400	186,302
Esso Thailand PCL NVDR	797,300	197,891
Forth Corp. PCL NVDR	385,268	290,676
Forth Smart Service PCL	624,972	149,831
Frasers Property Thailand Industrial Freehold & Leasehold REIT	1,203,570	359,832
GFPT PCL	337,200	121,736
Gunkul Engineering PCL NVDR (c)	5,646,504	506,441
Hana Microelectronics PCL NVDR	556,267	741,323
Ichitan Group PCL NVDR	822,509	320,142
IMPACT Growth Real Estate Investment Trust	425,700	153,687
Inter Far East Energy Corp. NVDR (b)(e)	283,900	—
International Engineering PCL (b)(e)	159,640	—
Italian-Thai Development PCL NVDR (b)(c)	2,400,763	90,058
Jasmine International PCL NVDR (b)	2,474,600	96,318
Jasmine Technology Solution PCL NVDR (b)	166,200	145,317
KCE Electronics PCL NVDR	484,100	532,503
Kerry Express Thailand PCL (b)(c)	397,800	113,321
KGI Securities Thailand PCL NVDR	1,287,546	160,512
Khon Kaen Sugar Industry PCL	474,300	41,470
Kiatnakin Phatra Bank PCL NVDR	369,135	622,079
Major Cineplex Group PCL NVDR (c)	503,135	207,186
MBK PCL NVDR	444,200	214,238
MC Group PCL NVDR	314,700	110,951
Mega Lifesciences PCL	266,100	281,448
MK Restaurants Group PCL NVDR	340,259	443,858
Nex Point Parts PCL NVDR (b)	667,411	182,594
Noble Development PCL Class C, NVDR	1,085,047	128,535
Northeast Rubber PCL	588,096	75,305
NR Instant Produce PCL NVDR (c)	747,270	113,814

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Origin Property PCL NVDR	1,224,240	$366,012
Plan B Media Pcl NVDR	1,499,800	340,527
Polyplex Thailand PCL	229,600	89,366
Precious Shipping PCL	728,379	191,057
Prima Marine PCL NVDR	1,467,336	252,454
Pruksa Holding PCL NVDR	74,800	26,582
PTG Energy PCL NVDR	488,000	167,920
Quality Houses PCL NVDR	1,244,200	77,203
R&B Food Supply PCL	238,300	72,589
R&B Food Supply PCL NVDR	151,900	46,270
Rajthanee Hospital PCL NVDR	188,011	148,479
Ramkhamhaeng Hospital PCL NVDR	315,700	373,978
Ratchthani Leasing PCL NVDR (c)	2,678,308	243,242
Regional Container Lines PCL (c)	237,452	158,726
Rojana Industrial Park PCL NVDR	991,454	159,393
RS PCL NVDR	635,690	267,149
S Hotels & Resorts PCL NVDR (b)	1,885,279	168,029
Sabuy Technology PCL NVDR (c)	632,609	159,691
Saksiam Leasing PCL NVDR	800,427	116,266
Samart Corp. PCL (b)	348,100	55,963
Sansiri PCL NVDR	2,755,500	149,219
SCGJWD Logistics PCL NVDR	527,872	235,238
Sermsang Power Corp. Co. Ltd. NVDR	553,811	122,618
Siam City Cement PCL NVDR	85,873	337,873
Siamgas & Petrochemicals PCL NVDR	781,644	186,289
Sikarin PCL NVDR	843,100	247,306
Singer Thailand PCL	27,100	6,879
Singer Thailand PCL NVDR	241,435	61,287
Singha Estate PCL NVDR	709,500	25,614
Sino-Thai Engineering & Construction PCL NVDR	391,000	97,047
SiS Distribution Thailand PCL	143,963	71,058
Somboon Advance Technology PCL NVDR	290,897	155,069
SPCG PCL NVDR	686,505	245,906
Sri Trang Agro-Industry PCL NVDR	841,080	403,282
Sri Trang Gloves Thailand PCL NVDR	933,200	196,089
Srinanaporn Marketing PCL NVDR	326,800	220,294
Star Petroleum Refining PCL NVDR	2,122,605	481,934
Supalai PCL NVDR	855,937	487,658
Super Energy Corp. PCL NVDR (b)(c)	8,762,500	128,515
SVI PCL	543,240	127,172
Synnex Thailand PCL	273,573	91,821
Security Description	Shares	Value
Taokaenoi Food & Marketing PCL Class R, NVDR	605,700	$182,795
Thai Vegetable Oil PCL NVDR	499,500	355,729
Thaicom PCL NVDR	384,479	119,286
Thaifoods Group PCL NVDR	1,876,400	211,694
Thanachart Capital PCL NVDR	452,200	634,521
Thonburi Healthcare Group PCL NVDR (c)	366,443	707,978
Thoresen Thai Agencies PCL	902,417	166,714
Tipco Asphalt PCL NVDR	718,297	378,851
TOA Paint Thailand PCL NVDR	339,100	260,625
TQM Alpha PCL NVDR	283,232	213,692
TTW PCL NVDR	1,496,790	365,174
United Paper PCL	80,600	24,552
Vanachai Group PCL NVDR	645,112	72,417
VGI PCL NVDR (c)	5,131,549	439,992
Vibhavadi Medical Center PCL NVDR (c)	3,491,300	244,209
WHA Corp. PCL NVDR	8,301,939	1,077,110
WHA Industrial Leasehold REIT	261,900	52,446
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	1,229,123	367,472
WHA Utilities & Power PCL NVDR	1,939,350	193,634
Workpoint Entertainment PCL NVDR	262,153	106,473
		30,525,207
TURKEY — 2.3%
AG Anadolu Grubu Holding AS	78,937	333,067
Aksa Akrilik Kimya Sanayii AS	196,945	546,944
Alarko Holding AS	194,467	562,813
Alkim Alkali Kimya AS	92,338	103,849
Anadolu Efes Biracilik Ve Malt Sanayii AS	180,482	459,339
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS Class C	9,691	61,112
Bera Holding AS	500,103	219,071
Biotrend Cevre VE Enerji Yatirimlari AS (b)	204,438	116,452
Borusan Yatirim ve Pazarlama AS	3,700	194,906
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	53,441	117,664
Can2 Termik AS (b)	138,021	148,239
Cimsa Cimento Sanayi VE Ticaret AS	54,035	273,595
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (b)	129,870	218,182
Dogan Sirketler Grubu Holding AS	1,002,319	379,090
Dogus Otomotiv Servis ve Ticaret AS	41,097	268,778
EGE Endustri VE Ticaret AS	1,192	244,669

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	378,278	$551,383
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	973,230	276,252
Enerjisa Enerji AS (d)	270,704	363,431
Erbosan Erciyas Boru Sanayii ve Ticaret AS	8,116	44,394
Fenerbahce Futbol AS (b)	7,862	18,758
Gubre Fabrikalari TAS (b)	30,140	313,539
Hektas Ticaret TAS (b)	907,894	1,053,811
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (b)	104,020	117,865
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	826,668	337,390
Is Yatirim Menkul Degerler AS Class A	125,511	300,658
Isbir Holding AS	16,583	48,407
Izmir Demir Celik Sanayi AS (b)	300,014	73,881
Jantsa Jant Sanayi Ve Ticaret AS	16,719	71,955
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	1,027,860	871,335
Karsan Otomotiv Sanayii Ve Ticaret AS (b)	139,996	50,317
Kerevitas Gida Sanayi ve Ticaret AS (b)	238,900	82,199
Kizilbuk Gayrimenkul Yatirim Ortakligi AS REIT (b)	37,502	25,994
Kordsa Teknik Tekstil AS	79,245	236,945
Koza Altin Isletmeleri AS (c)	1,307,444	1,243,752
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	177,459	351,923
Logo Yazilim Sanayi Ve Ticaret AS	81,322	205,878
Mavi Giyim Sanayi Ve Ticaret AS Class B (d)	192,062	574,271
Migros Ticaret AS	44,500	362,896
MLP Saglik Hizmetleri AS (b)(d)	154,035	449,047
Nuh Cimento Sanayi AS	33,307	171,709
ODAS Elektrik Uretim ve Sanayi Ticaret AS (b)	776,439	220,095
Otokar Otomotiv Ve Savunma Sanayi A.S. (b)	34,898	262,505
Oyak Cimento Fabrikalari AS (b)	164,233	262,571
Oyak Yatirim Menkul Degerler AS (b)	43,701	81,468
Pegasus Hava Tasimaciligi AS (b)	23,416	554,188
Penta Teknoloji Urunleri Dagitim Ticaret AS (b)	108,505	105,966
Petkim Petrokimya Holding AS (b)	1,122,956	646,550
Security Description	Shares	Value
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	419,421	$440,818
Sekerbank Turk AS	1,222,700	123,818
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	184,957	265,907
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (b)	331,773	32,197
Sok Marketler Ticaret AS (b)	247,481	316,115
Tat Gida Sanayi AS (b)	136,899	146,614
TAV Havalimanlari Holding AS (b)	108,624	388,955
Tekfen Holding AS	58,727	86,728
Turk Telekomunikasyon AS (b)	48,244	38,381
Turk Traktor ve Ziraat Makineleri AS	45,013	701,353
Turkiye Halk Bankasi AS (b)	521,230	249,519
Turkiye Sinai Kalkinma Bankasi AS (b)	827,120	142,136
Turkiye Vakiflar Bankasi TAO Class D (b)	404,553	153,783
Ulker Biskuvi Sanayi AS (b)	40,628	53,797
Vestel Beyaz Esya Sanayi ve Ticaret AS	289,628	137,204
Vestel Elektronik Sanayi ve Ticaret AS (b)	30,772	67,281
Yeni Gimat Gayrimenkul Ortakligi AS REIT	87,367	118,299
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT (b)	415,471	70,600
		18,112,608
UNITED ARAB EMIRATES — 0.8%
Agthia Group PJSC	203,718	275,096
Ajman Bank PJSC (b)	633,870	386,564
Al Waha Capital PJSC	671,177	215,622
AL Yah Satellite Communications Co-PJSC-Yah Sat	696,665	483,657
Amanat Holdings PJSC	1,246,901	342,868
Arabtec Holding PJSC (b)(e)	483,581	—
Aramex PJSC	545,179	417,079
Dana Gas PJSC	2,640,826	618,317
Deyaar Development PJSC (b)	2,881,776	525,664
Invictus Investment Co. PLC	302,476	228,110
Manazel PJSC (b)	1,482,346	152,954
Network International Holdings PLC (b)(d)	230,424	1,123,755
Orascom Construction PLC	23,629	94,057
RAK Properties PJSC (b)	990,533	239,472
Ras Al Khaimah Ceramics	360,042	262,701
Sharjah Islamic Bank	1,003,933	568,514
SHUAA CAPITAL PSC (b)	1,011,734	104,670
Union Properties PJSC (b)	1,926,158	175,675
		6,214,775
UNITED STATES — 0.2%
Belite Bio, Inc. ADR (b)	5,165	72,878

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
CBAK Energy Technology, Inc. (b)(c)	65,671	$80,119
IBEX Holdings Ltd. (b)	5,887	124,981
Seanergy Maritime Holdings Corp. (c)	15,414	74,295
Sirnaomics Ltd. (b)(d)	40,750	287,818
Structure Therapeutics, Inc. ADR (b)	11,460	476,392
Titan Cement International SA	33,803	639,483
		1,755,966
TOTAL COMMON STOCKS (Cost $744,569,764)		771,635,966

PREFERRED STOCKS — 0.0% (a)
BRAZIL — 0.0% (a)
Track & Field Co. SA	44,600	116,493
INDIA — 0.0% (a)
Sundaram-Clayton Ltd.(b)	3,578,600	43,840
TOTAL PREFERRED STOCKS (Cost $150,737)		160,333
RIGHTS — 0.0% (a)
INDIA — 0.0% (a)
Cressanda Solutions Ltd (expiring 07/11/2023) (b)	27,805	1,284
THAILAND — 0.0% (a)
WHA Industrial Leasehold REIT (expiring 12/15/2022) (b)(e)	15,505	—
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust (expiring date 11/17/22) (b)(e)	63,745	—
		—
TURKEY — 0.0% (a)
Zorlu Enerji Elektrik Uretim AS (expiring 07/03/2023) (b)	1	—
TOTAL RIGHTS (Cost $0)		1,284
WARRANTS — 0.0% (a)
BRAZIL — 0.0% (a)
CVC Brasil Operadora e Agencia de Viagens SA (expiring 11/21/23) (b)	49,015	3,048
MALAYSIA — 0.0% (a)
Eco World Development Group Bhd (expiring 04/12/29) (b)	49,240	1,160
THAILAND — 0.0% (a)
Kiatnakin Phatra Bank PCL (expiring 03/17/24) (b)	27,203	1,005
Kiatnakin Phatra Bank PCL (expiring 03/17/26) (b)	27,203	2,455
Security Description	Shares	Value
Next Capital PCL (expiring 12/21/23) (b)	77,317	$284
VGI PCL (expiring 05/23/27) (b)	1,159,330	4,905
		8,649
TOTAL WARRANTS (Cost $0)		12,857
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (g)(h)	412,736	412,819
State Street Navigator Securities Lending Portfolio II (i)(j)	14,733,567	14,733,567
TOTAL SHORT-TERM INVESTMENTS (Cost $15,146,380)		15,146,386
TOTAL INVESTMENTS — 101.4% (Cost $759,866,881)		786,956,826
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(10,736,576)
NET ASSETS — 100.0%		$776,220,250
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2023.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.5% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the security is $548,103, representing 0.07% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
COL	Collateralized
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

At June 30, 2023, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets (long)	108	09/15/2023	$5,493,960	$5,388,660	$(105,300)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$733,397,039	$37,690,824	$548,103	$771,635,966
Preferred Stocks	116,493	43,840	—	160,333
Rights	1,284	0(a)	0(b)	1,284
Warrants	12,857	—	—	12,857
Short-Term Investments	15,146,386	—	—	15,146,386
TOTAL INVESTMENTS	$748,674,059	$37,734,664	$548,103	$786,956,826
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(105,300)	$—	$—	$(105,300)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(105,300)	$—	$—	$(105,300)
(a)	The Fund held a Level 2 security that was valued at $0 at June 30, 2023.
(b)	The Fund held Level 3 securities that were valued at $0 at June 30, 2023.
Sector Breakdown as of June 30, 2023

% of Net Assets
Information Technology	18.4%
Industrials	15.2
Consumer Discretionary	12.5
Materials	12.1
Financials	9.7
Health Care	8.7
Real Estate	6.7
Consumer Staples	6.4
Communication Services	4.0
Utilities	3.3
Energy	2.4
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$62,157,594	$61,746,450	$1,669	$6	412,736	$412,819	$63,536
State Street Navigator Securities Lending Portfolio II	15,730,566	15,730,566	56,263,018	57,260,017	—	—	14,733,567	14,733,567	295,234
Total		$15,730,566	$118,420,612	$119,006,467	$1,669	$6		$15,146,386	$358,770
See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 2.7%
BWP Trust REIT	463,996	$1,121,158
Centuria Industrial REIT	504,789	1,041,640
Charter Hall Long Wale REIT	621,775	1,659,677
Charter Hall Retail REIT	485,165	1,165,850
Dexus REIT	1,010,744	5,247,854
GPT Group REIT	1,799,661	4,959,490
National Storage REIT	1,142,621	1,787,376
Region RE Ltd. REIT	1,107,782	1,673,887
Scentre Group REIT	4,881,549	8,610,918
Vicinity Ltd. REIT	3,634,574	4,463,708
Waypoint REIT Ltd.	629,662	1,085,558
		32,817,116
AUSTRIA — 0.1%
CA Immobilien Anlagen AG	43,809	1,268,974
BELGIUM — 0.7%
Aedifica SA REIT (a)	37,364	2,392,855
Cofinimmo SA REIT	28,646	2,150,192
Warehouses De Pauw CVA REIT	145,577	3,989,673
		8,532,720
BRAZIL — 0.3%
Aliansce Sonae Shopping Centers sa	371,602	1,898,837
Iguatemi SA	207,150	962,749
Multiplan Empreendimentos Imobiliarios SA	256,000	1,468,392
		4,329,978
CANADA — 1.2%
Artis Real Estate Investment Trust	59,364	324,354
Boardwalk Real Estate Investment Trust	20,965	985,311
Canadian Apartment Properties REIT	76,971	2,958,432
Dream Industrial Real Estate Investment Trust	122,090	1,301,863
First Capital Real Estate Investment Trust	98,153	1,084,449
Granite Real Estate Investment Trust	29,334	1,737,539
H&R Real Estate Investment Trust	126,016	976,130
InterRent Real Estate Investment Trust	64,261	622,578
NorthWest Healthcare Properties Real Estate Investment Trust	114,319	542,546
Primaris Real Estate Investment Trust	46,859	477,000
RioCan Real Estate Investment Trust	140,850	2,052,211
Security Description	Shares	Value
SmartCentres Real Estate Investment Trust	66,487	$1,220,457
		14,282,870
FINLAND — 0.1%
Kojamo Oyj	170,452	1,603,003
FRANCE — 1.4%
Covivio SA REIT	44,325	2,088,124
Gecina SA REIT	51,120	5,440,552
Klepierre SA REIT	185,043	4,586,759
Unibail-Rodamco-Westfield REIT (a)(b)	100,592	5,284,265
		17,399,700
GERMANY — 0.4%
Aroundtown SA (b)	884,033	1,019,456
LEG Immobilien SE (b)	70,497	4,048,661
		5,068,117
HONG KONG — 2.2%
Hang Lung Properties Ltd.	1,765,018	2,725,253
Hysan Development Co. Ltd.	563,731	1,375,410
Link REIT	2,412,288	13,390,313
Swire Properties Ltd.	996,800	2,449,834
Wharf Real Estate Investment Co. Ltd.	1,457,000	7,278,864
		27,219,674
ISRAEL — 0.2%
Azrieli Group Ltd.	34,271	1,920,901
JAPAN — 9.2%
Activia Properties, Inc. REIT	680	1,893,659
Advance Residence Investment Corp. REIT	1,316	3,132,141
Aeon Mall Co. Ltd.	91,700	1,180,709
AEON REIT Investment Corp.	1,670	1,795,537
Comforia Residential REIT, Inc.	646	1,541,979
Daiwa House REIT Investment Corp.	2,005	3,831,466
Daiwa Office Investment Corp. REIT	276	1,195,392
Daiwa Securities Living Investments Corp. REIT	2,150	1,701,733
Frontier Real Estate Investment Corp. REIT (a)	486	1,573,653
Global One Real Estate Investment Corp. REIT	948	747,722
GLP J-Reit	4,427	4,352,418
Hoshino Resorts REIT, Inc.	239	1,021,912
Hulic Co. Ltd.	568,300	4,840,193
Hulic Reit, Inc.	1,234	1,374,574
Ichigo Office REIT Investment Corp.	1,468	908,010
Industrial & Infrastructure Fund Investment Corp. REIT	1,970	2,066,295

See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Invincible Investment Corp. REIT	5,855	$2,317,127
Japan Excellent, Inc. REIT	1,185	1,027,298
Japan Hotel REIT Investment Corp.	4,277	2,174,972
Japan Logistics Fund, Inc. REIT	889	1,922,112
Japan Metropolitan Fund Invest REIT	6,565	4,374,093
Japan Prime Realty Investment Corp. REIT (a)	940	2,266,510
Japan Real Estate Investment Corp. REIT	1,327	5,031,280
Kenedix Office Investment Corp. REIT	808	1,937,053
Kenedix Residential Next Investment Corp. REIT	1,011	1,638,892
Kenedix Retail REIT Corp.	576	1,157,699
LaSalle Logiport REIT	1,712	1,789,762
Mitsubishi Estate Logistics REIT Investment Corp.	473	1,351,569
Mitsui Fudosan Co. Ltd.	892,700	17,667,474
Mitsui Fudosan Logistics Park, Inc. REIT	520	1,798,872
Mori Hills REIT Investment Corp. Class C,	1,546	1,576,645
Mori Trust Reit, Inc.	2,374	1,182,606
Nippon Accommodations Fund, Inc. REIT	474	2,128,384
Nippon Building Fund, Inc. REIT	1,598	6,257,778
Nippon Prologis REIT, Inc.	2,592	5,188,125
NIPPON REIT Investment Corp. (a)	434	1,025,433
Nomura Real Estate Master Fund, Inc. REIT	4,471	5,138,085
NTT UD REIT Investment Corp.	1,344	1,254,406
Orix JREIT, Inc.	2,591	3,180,153
Sekisui House Reit, Inc.	4,199	2,437,445
Tokyu REIT, Inc.	893	1,188,113
United Urban Investment Corp. REIT	2,907	2,924,398
		113,093,677
MEXICO — 0.5%
Corp. Inmobiliaria Vesta SAB de CV (a)	624,295	2,021,346
Fibra Uno Administracion SA de CV REIT	2,676,020	3,900,790
		5,922,136
ROMANIA — 0.2%
NEPI Rockcastle NV	457,586	2,675,817
SAUDI ARABIA — 0.1%
Arabian Centres Co. Ltd.	155,732	921,761
SINGAPORE — 3.3%
CapitaLand Ascendas REIT	3,159,091	6,349,228
Security Description	Shares	Value
CapitaLand Ascott Trust Stapled Security (a)	2,061,393	$1,645,032
CapitaLand China Trust REIT (a)	1,152,600	868,698
CapitaLand Integrated Commercial Trust REIT	4,733,707	6,680,741
Capitaland Investment Ltd.	2,310,417	5,650,778
Frasers Centrepoint Trust REIT	1,031,893	1,669,816
Frasers Logistics & Commercial Trust REIT	2,771,800	2,560,128
Keppel DC REIT	1,270,900	2,028,406
Keppel REIT	1,910,312	1,270,389
Mapletree Industrial Trust REIT (a)	1,904,532	3,110,072
Mapletree Logistics Trust REIT	3,119,663	3,734,329
Mapletree Pan Asia Commercial Trust REIT	2,205,231	2,639,727
Suntec Real Estate Investment Trust	2,124,895	2,025,429
		40,232,773
SOUTH AFRICA — 0.2%
Growthpoint Properties Ltd. REIT	3,234,044	1,996,107
SPAIN — 0.4%
Inmobiliaria Colonial Socimi SA REIT (a)	284,746	1,722,598
Merlin Properties Socimi SA REIT	319,303	2,731,140
		4,453,738
SWEDEN — 1.0%
Castellum AB (a)	409,352	3,901,640
Fabege AB	256,903	1,844,722
Hufvudstaden AB Class A (a)	113,136	1,341,757
Neobo Fastigheter AB (a)(b)	130,804	110,201
Sagax AB Class B	176,315	3,476,905
Samhallsbyggnadsbolaget i Norden AB (a)	1,027,042	393,034
Wihlborgs Fastigheter AB	256,502	1,852,292
		12,920,551
SWITZERLAND — 0.9%
PSP Swiss Property AG	43,092	4,811,816
Swiss Prime Site AG	72,114	6,259,042
		11,070,858
THAILAND — 0.2%
Central Pattana PCL NVDR	1,268,000	2,342,519
UNITED KINGDOM — 3.6%
Assura PLC REIT	2,834,372	1,635,980
Big Yellow Group PLC REIT	165,817	2,262,008
British Land Co. PLC REIT	889,655	3,424,861
Derwent London PLC REIT	107,503	2,801,817
Grainger PLC	710,335	2,051,809
Hammerson PLC REIT (a)	3,852,635	1,219,615

See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Land Securities Group PLC REIT	705,984	$5,153,751
LondonMetric Property PLC REIT	938,078	1,972,604
LXI REIT PLC	1,643,959	1,799,532
Primary Health Properties PLC REIT	1,283,999	1,558,138
Safestore Holdings PLC REIT	207,934	2,244,391
Segro PLC REIT	1,153,773	10,514,382
Supermarket Income Reit PLC	1,179,625	1,094,794
Tritax Big Box REIT PLC	1,783,119	2,833,712
UNITE Group PLC REIT	375,959	4,158,389
		44,725,783
UNITED STATES — 70.3%
Acadia Realty Trust REIT	90,459	1,301,705
Agree Realty Corp. REIT	87,634	5,730,387
Alexandria Real Estate Equities, Inc. REIT	148,211	16,820,466
American Assets Trust, Inc. REIT	49,270	945,984
American Homes 4 Rent Class A, REIT	295,526	10,476,397
Americold Realty Trust, Inc. REIT	254,069	8,206,429
Apartment Income REIT Corp.	140,165	5,058,555
Apartment Investment & Management Co. Class A, REIT	141,777	1,207,940
Apple Hospitality REIT, Inc.	202,006	3,052,311
Ashford Hospitality Trust, Inc. REIT (b)	30,896	115,242
AvalonBay Communities, Inc. REIT	133,686	25,302,749
Boston Properties, Inc. REIT	134,188	7,727,887
Brandywine Realty Trust REIT	160,269	745,251
Brixmor Property Group, Inc. REIT	282,453	6,213,966
Broadstone Net Lease, Inc. REIT	175,561	2,710,662
Camden Property Trust REIT	100,476	10,938,822
CareTrust REIT, Inc.	93,842	1,863,702
Centerspace REIT	14,042	861,617
Chatham Lodging Trust REIT	49,356	461,972
City Office REIT, Inc.	36,107	201,116
Community Healthcare Trust, Inc. REIT	21,805	720,001
Corporate Office Properties Trust REIT	106,175	2,521,656
Cousins Properties, Inc. REIT	144,097	3,285,412
CubeSmart REIT	211,325	9,437,774
DiamondRock Hospitality Co. REIT	202,448	1,621,608
Digital Realty Trust, Inc. REIT	274,671	31,276,787
Security Description	Shares	Value
DigitalBridge Group, Inc.	139,017	$2,044,940
Diversified Healthcare Trust REIT (a)	221,813	499,079
Douglas Emmett, Inc. REIT	159,005	1,998,693
Easterly Government Properties, Inc. REIT (a)	85,288	1,236,676
EastGroup Properties, Inc. REIT	41,646	7,229,746
Elme Communities REIT	84,078	1,382,242
Empire State Realty Trust, Inc. Class A, REIT (a)	126,919	950,623
EPR Properties REIT	71,770	3,358,836
Equinix, Inc. REIT	88,163	69,114,502
Equity Commonwealth REIT	104,762	2,122,478
Equity LifeStyle Properties, Inc. REIT	164,719	11,018,054
Equity Residential REIT	320,959	21,173,665
Essential Properties Realty Trust, Inc. REIT	139,690	3,288,303
Essex Property Trust, Inc. REIT	60,422	14,156,875
Extra Space Storage, Inc. REIT	127,126	18,922,705
Federal Realty Investment Trust REIT	68,951	6,672,388
First Industrial Realty Trust, Inc. REIT	124,282	6,542,204
Four Corners Property Trust, Inc. REIT	79,663	2,023,440
Franklin Street Properties Corp. Class C, REIT	98,242	142,451
Getty Realty Corp. REIT	42,399	1,433,934
Global Medical REIT, Inc.	60,463	552,027
Global Net Lease, Inc. REIT	97,265	999,884
Healthcare Realty Trust, Inc. REIT	358,084	6,753,464
Healthpeak Properties, Inc. REIT	514,549	10,342,435
Hersha Hospitality Trust Class A, REIT	29,854	181,811
Highwoods Properties, Inc. REIT	100,775	2,409,530
Host Hotels & Resorts, Inc. REIT	669,125	11,261,374
Hudson Pacific Properties, Inc. REIT	121,030	510,747
Independence Realty Trust, Inc. REIT	210,618	3,837,460
Industrial Logistics Properties Trust REIT	64,553	213,025
Innovative Industrial Properties, Inc. REIT	26,978	1,969,664
Invitation Homes, Inc. REIT	547,179	18,822,958
JBG SMITH Properties REIT	93,551	1,407,007
Kilroy Realty Corp. REIT	100,208	3,015,259
Kimco Realty Corp. REIT	583,170	11,500,112
Kite Realty Group Trust REIT	207,852	4,643,414
Life Storage, Inc. REIT	80,024	10,639,991

See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
LTC Properties, Inc. REIT	38,957	$1,286,360
LXP Industrial Trust REIT	274,384	2,675,244
Macerich Co. REIT	205,545	2,316,492
Medical Properties Trust, Inc. REIT (a)	562,163	5,205,629
Mid-America Apartment Communities, Inc. REIT	109,801	16,674,380
National Health Investors, Inc. REIT	41,524	2,176,688
National Storage Affiliates Trust REIT	76,961	2,680,552
Necessity Retail REIT, Inc.	125,818	850,530
NETSTREIT Corp.	57,372	1,025,238
NexPoint Residential Trust, Inc. REIT	21,387	972,681
NNN REIT, Inc.	171,165	7,324,150
Office Properties Income Trust REIT	45,088	347,178
Omega Healthcare Investors, Inc. REIT	220,294	6,760,823
Orion Office REIT, Inc.	57,019	376,896
Paramount Group, Inc. REIT	153,702	680,900
Park Hotels & Resorts, Inc. REIT	202,195	2,592,140
Pebblebrook Hotel Trust REIT	115,092	1,604,382
Piedmont Office Realty Trust, Inc. Class A, REIT	115,356	838,638
Plymouth Industrial REIT, Inc.	37,429	861,616
Prologis, Inc. REIT	870,821	106,788,779
Public Storage REIT	149,243	43,561,047
Realty Income Corp. REIT	634,947	37,963,481
Regency Centers Corp. REIT	144,777	8,942,875
Retail Opportunity Investments Corp. REIT	120,590	1,629,171
Rexford Industrial Realty, Inc. REIT	189,040	9,871,669
RLJ Lodging Trust REIT	152,935	1,570,642
RPT Realty REIT	84,596	884,028
Ryman Hospitality Properties, Inc. REIT	55,742	5,179,547
Seritage Growth Properties Class A, REIT (b)	34,620	308,810
Service Properties Trust REIT	159,027	1,381,945
Simon Property Group, Inc. REIT	308,420	35,616,342
SITE Centers Corp. REIT	170,566	2,254,883
SL Green Realty Corp. REIT	61,392	1,844,830
Spirit Realty Capital, Inc. REIT	133,446	5,255,103
STAG Industrial, Inc. REIT	168,600	6,049,368
Summit Hotel Properties, Inc. REIT	99,547	648,051
Sun Communities, Inc. REIT	117,079	15,274,126
Sunstone Hotel Investors, Inc. REIT	193,883	1,962,096
Security Description	Shares	Value
Tanger Factory Outlet Centers, Inc. REIT	100,197	$2,211,348
Terreno Realty Corp. REIT	69,611	4,183,621
UDR, Inc. REIT	291,162	12,508,319
UMH Properties, Inc. REIT	52,009	831,104
Universal Health Realty Income Trust REIT	11,755	559,303
Urban Edge Properties REIT	112,768	1,740,010
Ventas, Inc. REIT	376,542	17,799,140
Veris Residential, Inc. REIT (b)	76,293	1,224,503
Vornado Realty Trust REIT	152,960	2,774,694
Welltower, Inc. REIT	468,822	37,923,012
WP Carey, Inc. REIT	200,946	13,575,912
Xenia Hotels & Resorts, Inc. REIT	102,169	1,257,700
		864,004,370
TOTAL COMMON STOCKS (Cost $1,357,852,645)		1,218,803,143

PREFERRED STOCKS — 0.0% (c)
BRAZIL — 0.0% (c)
Iguatemi SA REIT	22,490	41,959
TOTAL PREFERRED STOCKS (Cost $36,097)		41,959
RIGHTS — 0.0% (c)
BELGIUM — 0.0% (c)
Aedifica SA (expiring 07/01/23) (a)(b)	37,490	49,826
TOTAL RIGHTS (Cost $0)		49,826
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (d)(e)	2,877,528	2,878,103
State Street Navigator Securities Lending Portfolio II (f)(g)	16,150,086	16,150,086
TOTAL SHORT-TERM INVESTMENTS (Cost $19,028,175)		19,028,189
TOTAL INVESTMENTS — 100.8% (Cost $1,376,916,917)		1,237,923,117
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(9,319,333)
NET ASSETS — 100.0%		$1,228,603,784
(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.

See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
DJ US Real Estate Index (long)	261	09/15/2023	$8,611,146	$8,793,090	$181,944

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,218,803,143	$—	$—	$1,218,803,143
Preferred Stocks	41,959	—	—	41,959
Rights	49,826	—	—	49,826
Short-Term Investments	19,028,189	—	—	19,028,189
TOTAL INVESTMENTS	$1,237,923,117	$—	$—	$1,237,923,117
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$181,944	$—	$—	$181,944
TOTAL OTHER FINANCIAL INSTRUMENTS:	$181,944	$—	$—	$181,944

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,275,629	$2,276,084	$70,313,813	$69,712,926	$1,156	$(24)	2,877,528	$2,878,103	$73,089
State Street Navigator Securities Lending Portfolio II	966,746	966,746	115,141,829	99,958,489	—	—	16,150,086	16,150,086	53,627
Total		$3,242,830	$185,455,642	$169,671,415	$1,156	$(24)		$19,028,189	$126,716
See accompanying notes to Schedule of Investments.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2023, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2023 are disclosed in the Schedules of Investments.